UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392
(Address of principal executive offices)

Principal Management Corporation, 711 High Street, Des Moines, IA 50392

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2016
Date of reporting period:	July 31, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
California Municipal Fund
July 31, 2016 (unaudited)

	Principal				Principal
MUNICIPAL BONDS - 100.93%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California - 99.39%				California (continued)
Abag Finance Authority for Nonprofit Corps				California Statewide Communities
5.00%, 08/01/2043	$1,500	$1,785		Development Authority
Alameda Community Improvement				4.00%, 02/01/2022	$830	$915
Commission Successor Agency (credit				4.00%, 02/01/2025	940	1,055
support from BAM)				5.00%, 10/01/2028	1,875	2,273
5.00%, 09/01/2031(a)	1,000	1,216		5.00%, 03/01/2029	4,500	5,664
Alameda Corridor Transportation Authority				5.00%, 02/01/2030	2,000	2,405
5.00%, 10/01/2034	2,000	2,453		5.00%, 05/15/2040	3,500	4,236
5.00%, 10/01/2036	1,250	1,519		5.00%, 12/01/2041(d)	6,000	6,900
5.00%, 10/01/2037	4,000	4,857		5.25%, 12/01/2029	3,000	3,531
Alameda Unified School District-Alameda				5.25%, 12/01/2034	3,500	4,041
County/CA				7.25%, 11/15/2041(d)	1,500	1,753
5.00%, 08/01/2032	1,795	2,247		California Statewide Communities
Alum Rock Union Elementary School				Development Authority (credit support from
District				CA MTG INS)
5.25%, 08/01/2043	1,000	1,218		6.25%, 08/15/2028(a)	2,250	2,509
Anaheim Public Financing Authority				California Statewide Communities
5.25%, 10/01/2034	1,000	1,113		Development Authority (credit support from
Association of Bay Area Governments (credit				FHA INS)
support from XLCA)				6.25%, 08/01/2024(a)	795	927
5.25%, 09/01/2029(a)	130	130		California Statewide Financing Authority
Baldwin Park Financing Authority				6.00%, 05/01/2043	2,050	2,066
4.63%, 08/01/2016	395	395		6.00%, 05/01/2043	1,550	1,576
Bay Area Toll Authority				Carson Redevelopment Agency Successor
5.13%, 04/01/2039	3,000	3,358		Agency (credit support from NATL)
California Educational Facilities Authority				5.50%, 10/01/2016(a)	1,000	1,008
5.00%, 12/29/2015(b)	3,642	4,024		Chula Vista Municipal Financing Authority
5.00%, 10/01/2036	1,000	1,235		5.00%, 05/01/2030	1,900	2,337
5.00%, 01/01/2038(b)	1,379	1,463		5.00%, 05/01/2031	1,885	2,311
5.00%, 10/01/2038(b)	900	982		City of Alhambra CA (credit support from
5.00%, 10/01/2045	1,000	1,227		NATL)
5.25%, 10/01/2039(b)	6,500	7,128		6.13%, 09/02/2018(a)	1,715	1,724
5.38%, 04/01/2034	1,000	1,141		City of Bakersfield CA Wastewater
California Health Facilities Financing				Revenue (credit support from AGM)
Authority				5.00%, 09/15/2032(a)	2,000	2,101
4.00%, 11/15/2041(c)	3,000	3,344		City of Compton CA
5.00%, 11/15/2031	2,700	3,394		2.00%, 06/01/2017(d)	9,000	9,000
5.00%, 08/15/2033	2,950	3,742		City of Compton CA Water Revenue
5.00%, 02/01/2035	2,000	2,376		6.00%, 08/01/2039	1,250	1,342
5.00%, 11/15/2046(b)	4,500	5,495		City of Irvine CA
5.75%, 09/01/2039	2,000	2,277		5.00%, 09/01/2049	1,000	1,144
6.00%, 07/01/2039	2,000	2,290		City of Los Angeles Department of Airports
6.50%, 10/01/2038	985	1,110		5.00%, 05/15/2033	1,000	1,205
6.50%, 10/01/2038	15	17		5.00%, 05/15/2035	3,135	3,764
California Health Facilities Financing				5.00%, 05/15/2036	4,500	5,387
Authority (credit support from CA MTG INS)				5.00%, 05/15/2042	1,200	1,448
5.00%, 07/01/2035(a)	1,000	1,228		5.13%, 05/15/2033	1,230	1,330
California Infrastructure & Economic				City of Riverside CA Sewer Revenue
Development Bank (credit support from				5.00%, 08/01/2040	4,000	4,823
NATL ST INTERCEPT)				City of San Francisco CA Public Utilities
5.00%, 08/15/2018(a)	500	502		Commission Water Revenue
California Municipal Finance Authority				5.00%, 11/01/2036	2,010	2,376
5.00%, 11/01/2028(c)	1,000	1,229		City of Torrance CA
California Pollution Control Financing				6.00%, 06/01/2022	1,000	1,015
Authority				City of Turlock CA
3.00%, 11/01/2025	7,425	7,864		5.13%, 10/15/2031	1,000	1,054
4.30%, 07/01/2040	1,500	1,625		5.13%, 10/15/2037	1,000	1,054
5.00%, 07/01/2030(d)	2,000	2,275		City of Vernon CA Electric System Revenue
5.00%, 07/01/2037(d)	4,000	4,514		5.13%, 08/01/2021	515	561
California School Finance Authority				5.13%, 08/01/2021	1,485	1,659
5.00%, 07/01/2035(d)	1,925	2,208		Coachella Valley Unified School
5.00%, 08/01/2036(d)	1,170	1,355		District/CA (credit support from AGM)
California State Public Works Board				0.00%, 08/01/2039(a),(e)	7,800	3,575
5.00%, 11/01/2037	1,375	1,632		4.00%, 08/01/2045(a)	4,000	4,453
5.00%, 10/01/2039	4,500	5,471		Dinuba Financing Authority
California State University				5.38%, 09/01/2038	1,000	1,016
5.25%, 11/01/2038	2,000	2,253		Dinuba Redevelopment Agency (credit
California State University (credit support				support from BAM)
from AGM)				5.00%, 09/01/2033(a)	2,000	2,418
5.00%, 11/01/2039(a)	945	1,018		East Bay Municipal Utility District Water
5.00%, 11/01/2039(a)	55	59		System Revenue
				5.00%, 06/01/2036	1,000	1,151

See accompanying notes

Schedule of Investments
California Municipal Fund
July 31, 2016 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
El Monte Union High School District (credit				Palm Desert Financing Authority (credit
support from AGC)				support from NATL)
5.50%, 06/01/2034(a)	$2,000	$2,275		5.00%, 08/01/2022(a)	$1,280	$1,307
Escondido Union High School District				Pittsburg Successor Agency Redevelopment
0.00%, 08/01/2041(e)	1,000	425		Agency (credit support from AGM)
Fontana Redevelopment Agency (credit				5.00%, 09/01/2028(a)	1,000	1,253
support from NATL)				5.00%, 09/01/2029(a)	1,000	1,243
5.20%, 09/01/2030(a)	1,000	1,003		Pittsburg Unified School District
Foothill-De Anza Community College				0.00%, 08/01/2036(e)	1,365	697
District				5.00%, 08/01/2043	2,900	3,526
5.00%, 08/01/2040	1,500	1,754		Pittsburg Unified School District (credit
Golden State Tobacco Securitization Corp				support from AGM)
4.50%, 06/01/2027	5,565	5,663		5.50%, 08/01/2031(a)	1,000	1,099
5.75%, 06/01/2047	15,600	15,912		Pomona Public Financing Authority (credit
Golden State Tobacco Securitization				support from NATL)
Corp (credit support from ST APPROP)				5.00%, 02/01/2021(a)	5,000	5,019
5.00%, 06/01/2033(a)	2,000	2,462		Pomona Unified School District (credit
5.00%, 06/01/2045(a)	7,500	9,044		support from NATL)
Indio Redevelopment Agency				6.15%, 08/01/2030(a)	1,000	1,248
5.63%, 08/15/2035	1,355	1,479		Port Commission of the City & County of San
Inland Valley Development Agency				Francisco
5.25%, 09/01/2037	1,000	1,194		4.00%, 03/01/2035	1,000	1,077
La Verne Public Financing Authority				Port of Los Angeles
7.25%, 09/01/2026	800	803		5.00%, 08/01/2032	1,740	2,096
Lancaster Redevelopment Agency Successor				Poway Unified School District
Agency				0.00%, 08/01/2036(e)	4,000	2,187
5.00%, 08/01/2030	1,000	1,242		Richmond Joint Powers Financing Authority
6.88%, 08/01/2039	455	526		6.25%, 07/01/2024	1,000	1,147
6.88%, 08/01/2039	545	646		Rio Elementary School District/CA (credit
Los Angeles County Public Works Financing				support from AGM)
Authority				5.00%, 08/01/2027(a)	425	547
5.00%, 12/01/2033	2,000	2,488		Ripon Unified School District (credit support
5.00%, 08/01/2042	1,400	1,653		from BAM)
5.00%, 12/01/2045(b)	5,500	6,710		0.00%, 08/01/2033(a),(e)	1,110	528
Los Angeles County Sanitation Districts				Riverside Community Properties Development
Financing Authority				Inc
5.00%, 10/01/2035	4,500	5,545		6.00%, 10/15/2038	1,000	1,257
Los Angeles Department of Water				Riverside County Public Financing
5.00%, 07/01/2034(b)	5,000	6,268		Authority (credit support from BAM)
5.38%, 07/01/2038	1,000	1,110		5.00%, 10/01/2028(a)	1,000	1,250
Los Angeles Department of Water & Power				5.00%, 10/01/2029(a)	1,500	1,864
5.00%, 07/01/2045	1,250	1,543		5.00%, 10/01/2030(a)	1,500	1,853
Los Angeles Unified School District/CA				Riverside County Transportation
5.00%, 07/01/2029	2,000	2,242		Commission
Los Angeles Unified School				5.00%, 06/01/2032	1,500	1,729
District/CA (credit support from AGM)				Rocklin Unified School District (credit
5.00%, 07/01/2032(a)	1,000	1,040		support from NATL)
Marin Healthcare District				0.00%, 08/01/2019(a),(e)	1,360	1,185
5.00%, 08/01/2034	1,000	1,241		0.00%, 08/01/2020(a),(e)	1,415	1,169
Merced Union High School District				0.00%, 08/01/2023(a),(e)	1,225	862
0.00%, 08/01/2032(e)	3,380	2,105		Salinas Valley Solid Waste Authority (credit
Morongo Band of Mission Indians/The				support from AGM)
6.50%, 03/01/2028(d)	1,000	1,078		5.50%, 08/01/2031(a)	1,500	1,827
Needles Public Utility Authority				San Diego Community College District
6.50%, 02/01/2022	1,880	1,881		5.25%, 08/01/2033(b)	1,950	2,217
Norco Community Redevelopment Agency				San Diego Public Facilities Financing
Successor Agency (credit support from BAM)				Authority Sewer Revenue
5.00%, 03/01/2032(a)	1,000	1,200		5.00%, 05/15/2038	2,000	2,497
Norco Financing Authority (credit support				San Diego Public Facilities Financing
from AGM)				Authority Water Revenue
5.63%, 10/01/2034(a)	1,000	1,133		5.38%, 08/01/2034	2,000	2,281
Oakland Unified School District/Alameda				San Diego Redevelopment Agency Successor
County				Agency
5.00%, 08/01/2040	3,400	4,048		6.40%, 09/01/2019	1,000	1,004
Ohlone Community College District				San Diego Unified School District/CA
4.00%, 08/01/2041(c)	1,530	1,733		4.00%, 07/01/2045	5,395	5,966
Ontario Redevelopment Financing				San Francisco Bay Area Rapid Transit
Authority (credit support from AMBAC)				District
5.50%, 08/01/2016(a)	1,055	1,055		4.00%, 08/01/2033	5,000	5,798
Ontario Redevelopment Financing				5.00%, 07/01/2028	1,755	2,011
Authority (credit support from NATL)				San Francisco City & County Airport Comm-
5.25%, 08/01/2016(a)	1,060	1,060		San Francisco International Airport
				5.00%, 05/01/2031	1,000	1,270

See accompanying notes

Schedule of Investments California Municipal Fund July 31, 2016 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)				California (continued)
San Francisco City & County Airport Comm-				Western Municipal Water District Facilities
San Francisco International				Authority
Airport (continued)				5.00%, 10/01/2034	$1,700	$1,932
5.00%, 05/01/2039	$5,000	$5,857		Woodland-Davis Clean Water Agency (credit
San Francisco City & County Redevelopment				support from AGM)
Agency				5.00%, 03/01/2039(a)	1,500	1,829
5.00%, 08/01/2044	1,500	1,670		Yuba Community College District
6.50%, 08/01/2039	1,000	1,174		3.13%, 08/01/2039	1,000	1,019
San Joaquin Hills Transportation Corridor						$429,056
Agency				Guam - 0.68%
5.00%, 01/15/2034	3,030	3,551		Guam Government Waterworks Authority
San Luis Obispo County Financing				5.00%, 01/01/2046	2,525	2,927
Authority (credit support from AGM)
5.00%, 08/01/2030(a)	1,000	1,154		Virgin Islands - 0.86%
San Luis Obispo County Financing				Virgin Islands Public Finance Authority
Authority (credit support from BAM)				5.00%, 10/01/2030	3,700	3,702
5.00%, 09/01/2037(a)	1,000	1,206
Santa Clara County Financing Authority				TOTAL MUNICIPAL BONDS		$435,685
5.25%, 05/15/2036	2,000	2,166		Total Investments		$435,685
Santa Margarita Water District				Liability for Floating Rate Notes Issued in Conjunction with
5.00%, 09/01/2038	465	534		Securities Held - (4.63)%
Semitropic Improvement District				Notes with interest rates of 0.47% - 0.49% at	$(19,989)	$(19,989)
5.00%, 12/01/2038	2,000	2,262		July 31, 2016 and contractual maturity of
Simi Valley Unified School District				collateral of 2017-2034.(f)
5.00%, 08/01/2027(c)	1,000	1,256
				Total Net Investments		$415,696
Southern California Public Power Authority				Other Assets and Liabilities - 3.70%		$15,965
5.00%, 11/01/2029	2,380	3,008		TOTAL NET ASSETS - 100.00%		$431,661
5.25%, 07/01/2029	695	830
5.25%, 07/01/2031	695	814
State of California				(a)	Credit support indicates investments that benefit from credit enhancement
2.45%, 12/01/2031	965	990		or liquidity support provided by a third party bank, institution, or
5.00%, 09/01/2032	7,000	8,895		government agency.
5.00%, 02/01/2038	1,450	1,736		(b)	Security or portion of underlying security related to Inverse Floaters
5.00%, 04/01/2043	3,380	4,059		entered into by the Fund. See Notes to Financial Statements for additional
5.25%, 11/01/2040	1,500	1,747		information.
5.75%, 04/01/2031	675	763		(c) Security purchased on a when-issued basis.
6.00%, 03/01/2033	2,000	2,360		(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 04/01/2038	3,000	3,406		1933. These securities may be resold in transactions exempt from
State of California Department of Water				registration, normally to qualified institutional buyers. At the end of the
Resources				period, the value of these securities totaled $29,083 or 6.74% of net assets.
5.00%, 12/01/2028	1,615	1,747		(e) Non-Income Producing Security
5.00%, 12/01/2028	65	70		(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
Stockton East Water District (credit support				effect at July 31, 2016.
from NATL)
5.25%, 04/01/2022(a)	1,780	1,784
Stockton Unified School District (credit
support from AGM)				Portfolio Summary (unaudited)
5.00%, 08/01/2038(a)	1,500	1,789		Sector		Percent
Tobacco Securitization Authority of Southern				Revenue Bonds		59.65%
California				Insured		17.21%
5.13%, 06/01/2046	1,500	1,500		General Obligation Unlimited		14.75%
Travis Unified School District (credit support				Prerefunded		5.43%
from AGM)				General Obligation Limited Notes		2.08%
5.00%, 09/01/2029(a)	1,000	1,234		Tax Allocation		0.91%
Tulare County Transportation Authority				Special Tax		0.90%
5.00%, 02/01/2029	1,000	1,240		Liability For Floating Rate Notes Issued		(4.63)%
Tustin Public Financing Authority				Other Assets and Liabilities		3.70%
5.00%, 04/01/2041	1,000	1,149		TOTAL NET ASSETS		100.00%
University of California
4.00%, 05/15/2046	5,000	5,634
5.00%, 05/15/2037	3,000	3,733
5.00%, 05/15/2044	1,000	1,203
5.00%, 05/15/2051	3,355	4,132
5.25%, 05/15/2039(b)	2,513	2,834
5.25%, 05/15/2039(b)	487	549
Walnut Energy Center Authority
5.00%, 01/01/2035	1,225	1,374
West Hollywood Public Financing Authority
5.00%, 04/01/2036	1,500	1,854
West Sacramento Financing Authority
5.00%, 09/01/2029	465	561

See accompanying notes

Schedule of Investments Core Plus Bond Fund July 31, 2016 (unaudited)

COMMON STOCKS - 0.00%	Shares Held		Value(000	's)		Principal
Forest Products & Paper - 0.00%					BONDS (continued)	Amount (000's)	Value(000	's)
Verso Corp (a)		12,876	$150		Airlines (continued)
Verso Corp - Warrants (a),(b)		1,355	—		American Airlines 2013-1 Class B Pass
			$150		Through Trust
TOTAL COMMON STOCKS			$150		5.63%, 01/15/2021(d)	$1,283	$1,334
INVESTMENT COMPANIES - 1.66%	Shares Held		Value(000	's)	American Airlines 2013-2 Class A Pass
Money Market Funds - 1.66%					Through Trust
Goldman Sachs Financial Square Funds -	68,788,828		68,789		4.95%, 07/15/2024	1,590	1,741
Government Fund					American Airlines 2014-1 Class A Pass
					Through Trust
TOTAL INVESTMENT COMPANIES			$68,789		3.70%, 04/01/2028	1,429	1,505
PREFERRED STOCKS - 0.44%	Shares Held		Value(000	's)
					American Airlines 2015-1 Class A Pass
Banks - 0.37%					Through Trust
Bank of America Corp 6.50%; Series Y (c)		35,000	957		3.38%, 11/01/2028	4,820	4,989
CoBank ACB 6.20%; Series H (c)		35,000	3,571		American Airlines 2015-1 Class B Pass
Morgan Stanley (c)		145,000	4,061		Through Trust
State Street Corp 5.90%; Series D (c)		225,000	6,622		3.70%, 11/01/2024	245	239
					United Airlines 2014-1 Class A Pass Through
			$15,211		Trust
Electric - 0.04%					4.00%, 10/11/2027	2,578	2,773
SCE Trust III (c)		50,000	1,514
					United Airlines 2014-2 Class A Pass Through
					Trust
Telecommunications - 0.03%					3.75%, 03/03/2028	2,359	2,513
Verizon Communications Inc		50,000	1,391		United Airlines 2016-1 Class AA Pass
					Through Trust
TOTAL PREFERRED STOCKS			$18,116		3.10%, 01/07/2030	940	978
	Principal				US Airways 2001-1G Pass Through Trust
BONDS- 66.32%	Amount (000's)		Value(000	's)	7.08%, 09/20/2022	188	203
Advertising - 0.03%					US Airways 2013-1 Class A Pass Through
MDC Partners Inc					Trust
6.50%, 05/01/2024(d)		$1,245	$1,205		3.95%, 05/15/2027	1,259	1,325
							$18,340
Aerospace & Defense - 0.21%					Apparel - 0.05%
Air 2 US					Hanesbrands Inc
8.03%, 10/01/2020(d)		162	170		4.63%, 05/15/2024(d)	225	231
8.63%, 10/01/2020(d)		172	177
					NIKE Inc
BAE Systems PLC					3.88%, 11/01/2045	1,455	1,644
4.13%, 06/08/2022	GBP	100	150				$1,875
Lockheed Martin Corp					Automobile Asset Backed Securities - 7.66%
2.50%, 11/23/2020		$2,720	2,824		Ally Auto Receivables Trust 2014-SN2
3.55%, 01/15/2026		2,255	2,483		1.03%, 09/20/2017(e)	9,561	9,562
4.70%, 05/15/2046		1,203	1,458		1.21%, 02/20/2019(e)	7,300	7,302
United Technologies Corp					Ally Auto Receivables Trust 2016-2
4.50%, 06/01/2042		1,340	1,587		1.35%, 05/15/2020	10,500	10,532
			$8,849		AmeriCredit Automobile Receivables 2015-4
Agriculture - 0.98%					2.11%, 01/08/2021(e)	1,575	1,589
Altria Group Inc					AmeriCredit Automobile Receivables 2016-1
4.50%, 05/02/2043		2,810	3,304		1.22%, 06/10/2019(e)	6,500	6,511
9.95%, 11/10/2038		915	1,670		1.52%, 06/10/2019	2,900	2,904
BAT International Finance PLC
2.75%, 06/15/2020(d)		485	505		AmeriCredit Automobile Receivables Trust
					2014-2
Imperial Brands Finance PLC					2.18%, 06/08/2020	2,000	2,018
2.25%, 02/26/2021	EUR	400	482		Americredit Automobile Receivables Trust
3.38%, 02/26/2026		150	202		2014-4
3.75%, 07/21/2022(d)		$3,065	3,258		0.87%, 04/09/2018(e)	1,013	1,013
4.25%, 07/21/2025(d)		4,210	4,631
					AmeriCredit Automobile Receivables Trust
4.88%, 06/07/2032	GBP	150	254		2015-2
5.50%, 09/28/2026		100	172		2.40%, 01/08/2021(e)	7,850	7,962
Philip Morris International Inc					AmeriCredit Automobile Receivables Trust
1.88%, 02/25/2021		$5,295	5,379		2015-3
4.38%, 11/15/2041		280	323		0.98%, 01/08/2019(e)	849	849
Pinnacle Operating Corp
9.00%, 11/15/2020(d)		1,785	1,464		AmeriCredit Automobile Receivables Trust
					2016-2
Reynolds American Inc					1.17%, 10/08/2019(e)	6,000	6,009
3.25%, 06/12/2020		1,558	1,647		2.87%, 11/08/2021(e)	4,325	4,427
4.45%, 06/12/2025		4,035	4,556		Capital Auto Receivables Asset Trust 2014-2
5.70%, 08/15/2035		3,825	4,818		1.26%, 05/21/2018(e)	3,198	3,198
5.85%, 08/15/2045		1,840	2,420		Capital Auto Receivables Asset Trust 2015-2
6.88%, 05/01/2020		4,545	5,383		0.89%, 10/20/2017(e)	6,350	6,352
			$40,468		Capital Auto Receivables Asset Trust 2016-1
Airlines - 0.44%					1.19%, 11/20/2018(e)	8,450	8,460
Air Canada					Capital Auto Receivables Asset Trust 2016-2
6.75%, 10/01/2019(d)		715	740		1.07%, 01/22/2019(b),(e)	2,700	2,700
					CarMax Auto Owner Trust 2014-4
					1.25%, 11/15/2019	8,500	8,513

See accompanying notes

Schedule of Investments Core Plus Bond Fund July 31, 2016 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Automobile Asset Backed Securities (continued)					Automobile Asset Backed Securities (continued)
CarMax Auto Owner Trust 2014-					Santander Drive Auto Receivables Trust 2016-
4 (continued)					1
2.44%, 11/16/2020		$2,000	$2,028		1.26%, 07/15/2019(e)		$7,202	$7,213
CarMax Auto Owner Trust 2015-1					Santander Drive Auto Receivables Trust 2016-
0.88%, 03/15/2018(e)		1,175	1,175		2
CarMax Auto Owner Trust 2015-2					1.13%, 07/15/2019(e)		14,500	14,507
0.76%, 06/15/2018(e)		4,079	4,079		2.66%, 11/15/2021(e)		3,500	3,534
Chesapeake Funding II LLC					SunTrust Auto Receivables Trust 2015-1
1.63%, 03/15/2028(d),(e)		8,000	8,039		0.99%, 06/15/2018(d),(e)		5,514	5,516
Chesapeake Funding LLC					Volkswagen Auto Lease Trust 2015-A
0.89%, 03/07/2026(d),(e)		12,247	12,210		0.81%, 06/20/2017(e)		3,424	3,423
0.92%, 01/07/2025(d),(e)		1,289	1,288		1.25%, 12/20/2017		14,540	14,537
0.97%, 02/07/2027(d),(e)		11,115	11,094		Volkswagen Auto Loan Enhanced Trust 2014-
1.72%, 04/07/2024(d),(e)		199	199		1
Chrysler Capital Auto Receivables Trust 2015-					0.91%, 10/22/2018		1,506	1,501
B					World Omni Auto Receivables Trust 2014-B
1.46%, 12/17/2018(d)		5,595	5,599		1.14%, 01/15/2020		9,155	9,163
Drive Auto Receivables Trust 2015-D					World Omni Automobile Lease Securitization
1.35%, 06/15/2018(d),(e)		1,640	1,640		Trust 2016-A
Drive Auto Receivables Trust 2016-A					0.89%, 02/15/2019(b),(e)		12,750	12,750
1.38%, 03/15/2018(d),(e)		4,358	4,361					$316,700
3.17%, 05/15/2020(d),(e)		1,000	1,016		Automobile Floor Plan Asset Backed Securities - 0.69%
Enterprise Fleet Financing LLC					Ally Master Owner Trust
1.59%, 02/22/2021(d),(e)		3,046	3,049		1.60%, 10/15/2019		8,000	8,025
Ford Credit Auto Lease Trust 2016-A					Ford Credit Floorplan Master Owner Trust A
1.02%, 11/15/2018(e)		7,000	7,005		0.88%, 02/15/2019(e)		10,105	10,109
Ford Credit Auto Owner Trust 2016-A					GE Dealer Floorplan Master Note Trust
1.39%, 07/15/2020		1,620	1,629		0.87%, 07/20/2019(e)		10,575	10,548
GM Financial Automobile Leasing Trust								$28,682
2014-1					Automobile Manufacturers - 1.91%
1.76%, 05/21/2018(d)		5,110	5,119		American Honda Finance Corp
1.99%, 05/21/2018(d)		2,000	2,001		2.45%, 09/24/2020		5,130	5,325
GM Financial Automobile Leasing Trust					Daimler AG
2014-2					2.00%, 04/07/2020	EUR	500	601
1.22%, 01/22/2018(d),(e)		11,440	11,443		Daimler Finance North America LLC
1.96%, 03/20/2018(d)		1,500	1,501		1.45%, 08/01/2016(d)		$2,005	2,005
2.43%, 03/20/2018(d)		4,250	4,255		1.65%, 03/02/2018(d)		2,830	2,848
GM Financial Automobile Leasing Trust					2.25%, 03/02/2020(d)		3,820	3,904
2016-2					2.45%, 05/18/2020(d)		790	813
0.99%, 10/22/2018(e)		5,500	5,502		Daimler International Finance BV
Hertz Fleet Lease Funding LP					3.50%, 06/06/2019	GBP	150	213
0.87%, 04/10/2028(d),(e)		3,134	3,132		Fiat Chrysler Automobiles NV
1.02%, 12/10/2027(d),(e)		5,661	5,660		4.50%, 04/15/2020		$750	760
Honda Auto Receivables 2015-3 Owner					Ford Motor Co
Trust					7.40%, 11/01/2046		1,130	1,693
0.92%, 11/20/2017		1,797	1,797		Ford Motor Credit Co LLC
Hyundai Auto Lease Securitization Trust					2.60%, 11/04/2019		2,375	2,426
2016	-A				4.39%, 01/08/2026		775	852
1.03%, 07/16/2018(d),(e)		20,000	20,040		8.00%, 12/15/2016		11,315	11,602
Mercedes Benz Auto Lease Trust 2015-B					General Motors Co
1.00%, 01/16/2018(e)		3,646	3,650		3.50%, 10/02/2018		7,240	7,476
MMCA Auto Owner Trust 2014-A					4.88%, 10/02/2023		2,488	2,718
1.21%, 12/16/2019(d),(e)		4,125	4,123		6.25%, 10/02/2043		530	639
1.92%, 12/16/2019(d)		330	331		6.60%, 04/01/2036		2,295	2,839
Nissan Auto Receivables 2013-C Owner					General Motors Financial Co Inc
Trust					2.63%, 07/10/2017		3,695	3,733
0.67%, 08/15/2018(e)		773	772		3.25%, 05/15/2018		2,185	2,242
Nissan Auto Receivables 2015-A Owner					3.45%, 04/10/2022		1,280	1,306
Trust					4.25%, 05/15/2023		2,215	2,323
1.05%, 10/15/2019(e)		6,500	6,501		4.30%, 07/13/2025		110	115
OneMain Direct Auto Receivables Trust 2016-					General Motors Financial International BV
1					0.85%, 02/23/2018	EUR	250	282
2.04%, 01/15/2021(d),(e)		5,100	5,098		1.88%, 10/15/2019		500	585
Santander Drive Auto Receivables Trust 2014-					Jaguar Land Rover Automotive PLC
1					3.50%, 03/15/2020(d)		$800	806
2.36%, 04/15/2020		1,000	1,006		4.13%, 12/15/2018(d)		540	552
Santander Drive Auto Receivables Trust 2014-					5.63%, 02/01/2023(d)		3,065	3,230
5					Navistar International Corp
1.77%, 09/16/2019		4,000	4,015		8.25%, 11/01/2021		1,475	1,091
2.46%, 06/15/2020		4,000	4,030		Nissan Motor Acceptance Corp
Santander Drive Auto Receivables Trust 2015-					1.23%, 03/03/2017(d),(e)		3,000	3,002
1					Toyota Motor Credit Corp
0.91%, 07/16/2018(e)		268	268		1.07%, 01/17/2019(e)		1,320	1,320

See accompanying notes

Schedule of Investments Core Plus Bond Fund July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Automobile Manufacturers (continued)					Banks (continued)
Volkswagen Group of America Finance LLC					Discover Bank/Greenwood DE
1.08%, 11/20/2017(d),(e)		$10,000	$9,902		2.60%, 11/13/2018		$5,500	$5,590
Volkswagen International Finance NV					Export-Import Bank of India
1.13%, 11/18/2016(d)		1,625	1,625		3.38%, 08/05/2026(b),(d),(g)		1,750	1,756
			$78,828		Fifth Third Bank/Cincinnati OH
Automobile Parts & Equipment - 0.19%					2.25%, 06/14/2021		2,540	2,591
Dana Inc					2.88%, 10/01/2021		3,125	3,274
5.50%, 12/15/2024		1,590	1,612		First Horizon National Corp
Lear Corp					3.50%, 12/15/2020		4,600	4,667
5.25%, 01/15/2025		1,905	2,034		First Republic Bank/CA
Nemak SAB de CV					4.38%, 08/01/2046(g)		4,220	4,253
5.50%, 02/28/2023(d)		1,500	1,556		Goldman Sachs Group Inc/The
Schaeffler Holding Finance BV					2.60%, 04/23/2020		2,590	2,650
6.75%, PIK 7.50%, 11/15/2022(d),(f)		557	616		3.85%, 07/08/2024		4,405	4,729
ZF North America Capital Inc					4.25%, 10/21/2025		2,960	3,127
4.00%, 04/29/2020(d)		1,070	1,114		4.25%, 01/29/2026	GBP	100	153
4.50%, 04/29/2022(d)		195	202		4.75%, 10/21/2045		$2,240	2,551
4.75%, 04/29/2025(d)		510	533		5.15%, 05/22/2045		2,775	3,043
			$7,667		5.38%, 03/15/2020		2,415	2,694
Banks- 8.15%					5.38%, 12/29/2049(c),(e)		8,445	8,574
Associated Banc-Corp					5.95%, 01/15/2027		1,725	2,045
2.75%, 11/15/2019		1,965	1,986		6.75%, 10/01/2037		735	942
4.25%, 01/15/2025		4,610	4,794		HSBC Holdings PLC
Banco Santander SA					2.95%, 05/25/2021		2,175	2,213
6.25%, 03/12/2049(c),(e)	EUR	100	100		3.60%, 05/25/2023		2,575	2,668
Bank of America Corp					Huntington National Bank/The
2.63%, 04/19/2021		$8,930	9,101		1.14%, 04/24/2017(e)		12,100	12,090
3.50%, 04/19/2026		1,845	1,926		2.88%, 08/20/2020		250	258
3.95%, 04/21/2025		3,315	3,434		ING Bank NV
4.20%, 08/26/2024		5,320	5,599		1.34%, 10/01/2019(d),(e)		3,000	2,979
4.25%, 10/22/2026		2,906	3,063		2.00%, 11/26/2018(d)		2,540	2,566
4.75%, 04/21/2045		3,000	3,200		2.70%, 08/17/2020(d)		490	508
5.13%, 12/29/2049(c),(e)		3,050	2,981		5.80%, 09/25/2023(d)		1,800	2,004
6.10%, 12/29/2049(c),(e)		5,955	6,226		ING Groep NV
6.25%, 09/29/2049(c),(e)		3,595	3,766		6.00%, 12/29/2049(c),(e)		1,200	1,185
7.00%, 07/31/2028	GBP	100	193		Intesa Sanpaolo SpA
Bank of New York Mellon Corp/The					3.93%, 09/15/2026	EUR	650	759
0.00%, 03/20/2049(a),(c),(e),(g)		$3,210	3,202		5.02%, 06/26/2024(d)		$5,845	5,572
2.50%, 04/15/2021		2,165	2,243		5.71%, 01/15/2026(d)		2,630	2,621
4.60%, 01/15/2020		2,000	2,205		JPMorgan Chase & Co
4.95%, 12/29/2049(c),(e)		10,420	10,628		2.70%, 05/18/2023		450	457
Barclays PLC					2.75%, 08/24/2022	EUR	300	382
8.25%, 12/29/2049(c),(e)		1,080	1,099		3.50%, 12/18/2026	GBP	100	149
BBVA Banco Continental SA					4.13%, 12/15/2026		$4,120	4,429
5.00%, 08/26/2022(d)		975	1,081		4.25%, 10/01/2027		2,625	2,829
BBVA Subordinated Capital SAU					4.50%, 01/24/2022		1,955	2,186
3.50%, 04/11/2024(e)	EUR	200	231		4.95%, 06/01/2045		3,800	4,360
BPCE SA					5.00%, 12/29/2049(c),(e)		3,625	3,589
2.65%, 02/03/2021		$2,205	2,270		5.30%, 12/29/2049(c),(e)		4,221	4,346
2.75%, 11/30/2027(e)	EUR	300	351		5.63%, 08/16/2043		2,250	2,767
5.25%, 04/16/2029	GBP	200	295		Morgan Stanley
Citigroup Inc					1.75%, 03/11/2024	EUR	500	588
2.70%, 03/30/2021		$4,270	4,347		2.38%, 07/23/2019		$6,435	6,563
3.40%, 05/01/2026		4,985	5,137		2.38%, 03/31/2021	EUR	500	610
4.60%, 03/09/2026		1,385	1,489		2.50%, 04/21/2021		$3,445	3,485
4.75%, 05/18/2046		700	736		3.13%, 07/27/2026		2,630	2,649
Citizens Bank NA/Providence RI					4.00%, 07/23/2025		3,290	3,547
2.30%, 12/03/2018		1,670	1,692		4.30%, 01/27/2045		3,140	3,396
Citizens Financial Group Inc					4.88%, 11/01/2022		3,270	3,610
4.30%, 12/03/2025		55	58		5.00%, 11/24/2025		11,920	13,248
CoBank ACB					5.55%, 12/29/2049(c),(e)		2,700	2,734
6.25%, 12/29/2049(c),(e)		1,270	1,374		Nordea Bank AB
Compass Bank					2.50%, 09/17/2020(d)		300	308
1.85%, 09/29/2017		2,675	2,667		4.62%, 02/15/2022(e)	EUR	400	457
2.75%, 09/29/2019		2,125	2,116		PNC Bank NA
Cooperatieve Rabobank UA					6.00%, 12/07/2017		$7,400	7,843
4.38%, 08/04/2025		2,000	2,110		Popular Inc
4.63%, 12/01/2023		2,800	3,004		7.00%, 07/01/2019		900	916
4.63%, 05/23/2029	GBP	250	374		RBC USA Holdco Corp
5.25%, 09/14/2027		125	197		5.25%, 09/15/2020		1,815	2,060
5.25%, 08/04/2045		$5,270	6,171		Royal Bank of Scotland Group PLC
5.50%, 01/22/2049(c),(e)	EUR	425	468		5.13%, 05/28/2024		410	411
11.00%, 12/29/2049(c),(d),(e)		$1,560	1,907		7.50%, 12/29/2049(c),(e)		910	884

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Banks (continued)					Biotechnology - 0.26%
Royal Bank of Scotland Group					Celgene Corp
PLC (continued)					2.13%, 08/15/2018		$815	$827
7.64%, 03/29/2049(c),(e)		$390	$372		2.88%, 08/15/2020		3,375	3,508
7.65%, 08/29/2049(c),(e)		2,275	2,667		4.63%, 05/15/2044		665	717
Santander Issuances SAU					5.00%, 08/15/2045		2,340	2,723
2.50%, 03/18/2025	EUR	100	110		5.25%, 08/15/2043		115	136
Santander UK PLC					Genzyme Corp
1.04%, 09/29/2017(e)		$7,000	6,947		5.00%, 06/15/2020		810	919
1.88%, 02/17/2020	GBP	100	135		Gilead Sciences Inc
Skandinaviska Enskilda Banken AB					3.05%, 12/01/2016		840	846
2.45%, 05/27/2020(d)		$240	246		4.60%, 09/01/2035		620	709
2.63%, 11/17/2020(d)		320	331		4.75%, 03/01/2046		295	345
2.63%, 03/15/2021		285	296					$10,730
3.00%, 12/18/2020	GBP	175	252		Building Materials - 0.47%
5.75%, 11/29/2049(c),(e)		$10,195	10,017		Boise Cascade Co
7.09%, 12/29/2049(c),(e)	EUR	250	301		6.38%, 11/01/2020		390	400
Svenska Handelsbanken AB					Cemex SAB de CV
2.66%, 01/15/2024(e)		500	584		6.13%, 05/05/2025(d)		650	668
5.25%, 12/29/2049(c),(e)		$2,500	2,441		7.25%, 01/15/2021(d)		2,210	2,403
UBS AG					CRH America Inc
4.75%, 02/12/2026(e)	EUR	250	300		8.13%, 07/15/2018		3,425	3,823
UBS AG/Jersey					CRH Finance LTD
7.25%, 02/22/2022(e)		$4,840	4,969		3.13%, 04/03/2023	EUR	250	328
UBS AG/London					Crh Finance UK PLC
6.00%, 04/18/2018	EUR	250	308		4.13%, 12/02/2029(e)	GBP	200	311
UBS AG/Stamford CT					CRH Finland Services OYJ
2.35%, 03/26/2020		$3,575	3,672		2.75%, 10/15/2020	EUR	250	308
UBS Group Funding Jersey Ltd					Martin Marietta Materials Inc
2.95%, 09/24/2020(d)		4,290	4,414		1.73%, 06/30/2017(e)		$9,280	9,253
4.13%, 04/15/2026(d)		220	233		Masco Corp
UniCredit SpA					3.50%, 04/01/2021		50	52
6.75%, 12/29/2049(c),(e)	EUR	450	430		4.38%, 04/01/2026		995	1,060
US Bancorp					Norbord Inc
2.35%, 01/29/2021		$6,725	6,947		5.38%, 12/01/2020(d)		650	681
Wells Fargo & Co								$19,287
2.50%, 03/04/2021		1,345	1,380		Chemicals - 0.61%
2.60%, 07/22/2020		1,540	1,594		A Schulman Inc
3.00%, 04/22/2026		3,050	3,133		6.88%, 06/01/2023(d)		670	680
3.90%, 05/01/2045		25	27		Agrium Inc
4.40%, 06/14/2046		3,955	4,193		3.38%, 03/15/2025		4,630	4,785
5.87%, 12/29/2049(c),(e)		1,350	1,487		Air Products & Chemicals Inc
5.90%, 12/29/2049(c),(e)		2,075	2,212		0.38%, 06/01/2021	EUR	250	284
Westpac Banking Corp					Aruba Investments Inc
0.96%, 05/19/2017(e)		6,650	6,651		8.75%, 02/15/2023(d)		$1,000	990
			$337,335		Blue Cube Spinco Inc
Beverages - 1.36%					9.75%, 10/15/2023(d)		565	645
Anheuser-Busch Cos LLC					Braskem Finance Ltd
5.60%, 03/01/2017		1,090	1,120		5.75%, 04/15/2021(d)		450	468
Anheuser-Busch InBev Finance Inc					6.45%, 02/03/2024		900	938
2.65%, 02/01/2021		11,510	11,923		CF Industries Inc
3.30%, 02/01/2023		3,755	3,959		4.95%, 06/01/2043		1,350	1,277
3.65%, 02/01/2026		12,090	12,981		5.15%, 03/15/2034		1,595	1,607
4.70%, 02/01/2036		7,035	8,154		Consolidated Energy Finance SA
4.90%, 02/01/2046		5,975	7,278		6.75%, 10/15/2019(d)		2,200	2,183
Anheuser-Busch InBev SA/NV					Cornerstone Chemical Co
1.50%, 04/18/2030	EUR	475	562		9.38%, 03/15/2018(d)		835	818
4.00%, 09/24/2025	GBP	150	237		Dow Chemical Co/The
Coca-Cola Icecek AS					4.38%, 11/15/2042		515	530
4.75%, 10/01/2018(d)		$2,050	2,120		Eagle Spinco Inc
Constellation Brands Inc					4.63%, 02/15/2021		1,395	1,437
3.75%, 05/01/2021		1,065	1,121		Monsanto Co
3.88%, 11/15/2019		520	549		3.95%, 04/15/2045		2,780	2,695
4.25%, 05/01/2023		1,630	1,728		4.40%, 07/15/2044		802	823
Corp Lindley SA					Solvay Finance America LLC
6.75%, 11/23/2021(d)		307	348		3.40%, 12/03/2020(d)		3,100	3,239
6.75%, 11/23/2021		379	430		4.45%, 12/03/2025(d)		1,675	1,823
Molson Coors Brewing Co								$25,222
1.25%, 07/15/2024	EUR	175	202		Commercial Mortgage Backed Securities - 5.70%
PepsiCo Inc					Banc of America Commercial Mortgage Trust
4.45%, 04/14/2046		$1,795	2,160		2007-3
Pernod Ricard SA					0.75%, 06/10/2049(d),(e)		1,000	988
5.75%, 04/07/2021(d)		1,045	1,215
			$56,087

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Commercial Mortgage Backed Securities (continued)					Commercial Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust					DBJPM 16-C3 Mortgage Trust
2008-1					0.00%, 09/10/2049(a),(e),(g)	$2,000	$2,089
6.27%, 02/10/2051(e)		$3,255	$3,440		DBUBS 2011-LC2 Mortgage Trust
Banc of America Commercial Mortgage Trust					4.54%, 07/10/2044(d)	5,000	5,584
2015-UB	S7				5.54%, 07/10/2044(d),(e)	5,000	5,295
3.71%, 09/15/2048		2,000	2,219		FHLMC Multifamily Structured Pass Through
Banc of America Commercial Mortgage Trust					Certificates
2016-UBS10					3.15%, 11/25/2025(e)	3,000	3,284
4.91%, 06/15/2049(e)		3,000	3,212		GE Commercial Mortgage Corp Series 2007-
BCRR Trust 2009-1					C1 Trust
5.86%, 07/17/2040(d)		1,945	1,978		5.61%, 12/10/2049(e)	6,575	6,361
CD 2006-CD3 Mortgage Trust					GS Mortgage Securities Trust 2011-GC5
5.62%, 10/15/2048		457	457		1.41%, 08/10/2044(d),(e),(h)	99,771	5,282
CD 2007-CD4 Commercial Mortgage Trust					GS Mortgage Securities Trust 2012-GCJ7
5.37%, 12/11/2049		5,490	5,572		2.47%, 05/10/2045(e),(h)	18,069	1,427
CFCRE Commercial Mortgage Trust 2011-					GS Mortgage Securities Trust 2013-GC16
C2					1.44%, 11/10/2046(e),(h)	29,882	1,739
5.62%, 12/15/2047(d),(e)		800	904		5.32%, 11/10/2046(e)	800	894
Citigroup Commercial Mortgage Trust 2012-					GS Mortgage Securities Trust 2013-GCJ12
GC8					3.78%, 06/10/2046(e)	555	595
4.29%, 09/10/2045(d)		800	878		GS Mortgage Securities Trust 2014-GC26
Citigroup Commercial Mortgage Trust 2015-					1.10%, 11/10/2047(e),(h)	49,968	3,293
GC27					GS Mortgage Securities Trust 2015-GC34
3.57%, 02/10/2048(e)		6,500	6,906		3.51%, 10/10/2048(e)	1,482	1,618
Citigroup Commercial Mortgage Trust 2015-					JP Morgan Chase Commercial Mortgage
GC29					Securities Corp
3.19%, 04/10/2048(e)		3,000	3,201		1.83%, 12/15/2047(e),(h)	20,902	1,454
4.16%, 04/10/2048(e)		2,000	2,065		3.35%, 12/15/2047(d),(e)	2,000	2,113
Citigroup Commercial Mortgage Trust 2015-					JP Morgan Chase Commercial Mortgage
GC35					Securities Trust 2005-CIBC12
3.82%, 11/10/2048		1,000	1,117		5.39%, 09/12/2037(e)	243	61
Citigroup Commercial Mortgage Trust 2016-					JP Morgan Chase Commercial Mortgage
GC37					Securities Trust 2006-CIBC17
3.58%, 04/10/2049(e)		1,750	1,864		5.43%, 12/12/2043	1,182	1,188
COMM 2010-RR1					5.46%, 12/12/2043	5,000	4,813
5.54%, 12/11/2049(d),(e)		900	918		JP Morgan Chase Commercial Mortgage
COMM 2013-CCRE11 Mortgage Trust					Securities Trust 2006-LDP9
1.20%, 10/10/2046(e),(h)		59,028	3,452		5.34%, 05/15/2047	199	200
4.72%, 10/10/2046		5,000	5,743		JP Morgan Chase Commercial Mortgage
COMM 2013-CCRE6 Mortgage Trust					Securities Trust 2007-C1
4.17%, 03/10/2046(d),(e)		500	456		5.98%, 02/15/2051(e)	10,000	10,130
COMM 2013-LC6 Mortgage Trust					JP Morgan Chase Commercial Mortgage
4.28%, 01/10/2046(d),(e)		1,470	1,333		Securities Trust 2010-C1
COMM 2014-CCRE16 Mortgage Trust					5.95%, 06/15/2043(d)	2,585	2,822
4.05%, 04/10/2047		600	677		JP Morgan Chase Commercial Mortgage
COMM 2014-CCRE17 Mortgage Trust					Securities Trust 2011-C5
4.74%, 05/10/2047(e)		1,850	2,015		3.15%, 08/15/2046	847	846
COMM 2014-LC17 Mortgage Trust					5.32%, 08/15/2046(d),(e)	800	889
4.49%, 10/10/2047		5,000	5,528		JP Morgan Chase Commercial Mortgage
COMM 2014-UBS5 Mortgage Trust					Securities Trust 2013-C16
1.09%, 09/10/2047(e),(h)		70,986	3,893		1.13%, 12/15/2046(e),(h)	11,686	611
COMM 2015-CCRE22 Mortgage Trust					JPMBB Commercial Mortgage Securities
4.13%, 03/10/2048(e)		1,611	1,676		Trust 2013-C15
COMM 2015-PC1 Mortgage Trust					1.35%, 11/15/2045(e),(h)	42,296	2,302
4.29%, 07/10/2050(e)		2,000	2,227		JPMBB Commercial Mortgage Securities
Commercial Mortgage Pass Through					Trust 2014-C18
Certificates					4.81%, 02/15/2047(e)	1,000	1,150
4.77%, 10/15/2045(d),(e)		2,715	2,815		4.81%, 02/15/2047(e)	2,700	2,937
Credit Suisse Commercial Mortgage Trust					JPMBB Commercial Mortgage Securities
Series 2006-C5					Trust 2014-C19
0.65%, 12/15/2039(e),(h)		9,272	4		1.24%, 04/15/2047(e),(h)	46,914	1,916
Credit Suisse Commercial Mortgage Trust					JPMBB Commercial Mortgage Securities
Series 2007-C3					Trust 2014-C24
5.70%, 06/15/2039(e)		1,561	1,583		1.08%, 11/15/2047(e),(h)	9,421	521
Credit Suisse First Boston Mortgage Securities					3.93%, 11/15/2047(d),(e)	1,000	792
Corp					4.43%, 11/15/2047(e)	4,350	4,661
0.47%, 11/15/2037(d),(e),(h)		654	—		JPMBB Commercial Mortgage Securities
4.77%, 07/15/2037		15	15		Trust 2015-C28
CSMC Series 2009-RR1					3.99%, 10/15/2048(e)	7,000	7,207
5.38%, 02/15/2040(d)		3,165	3,186		JPMBB Commercial Mortgage Securities
CSMC Series 2009-RR3					Trust 2015-C31
5.34%, 12/15/2043(d),(e)		1,545	1,558		1.02%, 08/15/2048(e),(h)	43,016	2,743

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)		Value(000	's)
Commercial Mortgage Backed Securities (continued)					Commercial Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2005-					Wells Fargo Commercial Mortgage Trust
C3					2015-NX	S3
0.82%, 07/15/2040(d),(e),(h)		$2,574	$63		4.49%, 09/15/2057(e)			$1,400	$1,518
LB-UBS Commercial Mortgage Trust 2007-					WFRBS Commercial Mortgage Trust 2013-
C1					C12
0.41%, 02/15/2040(e),(h)		7,444	11		1.39%, 03/15/2048(d),(e),(h)			56,264	3,441
LB-UBS Commercial Mortgage Trust 2007-					WFRBS Commercial Mortgage Trust 2014-
C2					C22
5.43%, 02/15/2040		1,901	1,925		4.07%, 09/15/2057			5,000	5,568
LB-UBS Commercial Mortgage Trust 2007-					4.37%, 09/15/2057(e)			2,000	2,237
C6					WFRBS Commercial Mortgage Trust 2014-
6.11%, 07/15/2040		7,850	8,092		C23
ML-CFC Commercial Mortgage Trust 2006-					0.70%, 10/15/2057(e),(h)			54,159	2,072
4									$235,745
5.20%, 12/12/2049		2,000	2,014		Commercial Services - 0.04%
Morgan Stanley Bank of America Merrill					Ahern Rentals Inc
Lynch Trust 2013-C11					7.38%, 05/15/2023(d)			760	536
0.72%, 08/15/2046(e),(h)		28,623	591		Moody's Corp
Morgan Stanley Bank of America Merrill					1.75%, 03/09/2027		EUR	100	118
Lynch Trust 2013-C9					TMS International Corp
3.46%, 05/15/2046		1,781	1,906		7.63%, 10/15/2021(d)			$1,135	817
Morgan Stanley Bank of America Merrill									$1,471
Lynch Trust 2014-C15					Computers - 0.94%
1.17%, 04/15/2047(e),(h)		54,847	3,234		Apple Inc
4.05%, 04/15/2047		3,000	3,371		0.89%, 05/03/2018(e)			5,473	5,484
Morgan Stanley Bank of America Merrill					0.93%, 05/06/2019(e)			2,700	2,708
Lynch Trust 2014-C16					1.70%, 02/22/2019			1,250	1,272
1.22%, 06/15/2047(e),(h)		25,370	1,539		2.85%, 05/06/2021			230	243
4.76%, 06/15/2047(e)		4,250	4,623		2.85%, 02/23/2023			1,845	1,948
Morgan Stanley Bank of America Merrill					3.25%, 02/23/2026			1,755	1,877
Lynch Trust 2014-C18					3.45%, 02/09/2045			2,035	1,928
4.44%, 10/15/2047(e)		3,250	3,636		4.65%, 02/23/2046			3,445	3,931
Morgan Stanley Bank of America Merrill					Compiler Finance Sub Inc
Lynch Trust 2015-C20					7.00%, 05/01/2021(d)			515	235
3.61%, 02/15/2048(e)		2,000	2,137		Dell Inc
4.16%, 02/15/2048(e)		1,975	2,135		5.65%, 04/15/2018			365	386
Morgan Stanley Bank of America Merrill					Denali International LLC / Denali Finance
Lynch Trust 2015-C25					Corp
3.64%, 10/15/2048		2,500	2,757		5.63%, 10/15/2020(d)			1,420	1,489
Morgan Stanley Bank of America Merrill					Diamond 1 Finance Corp / Diamond 2 Finance
Lynch Trust 2015-C26					Corp
3.89%, 10/15/2048		3,000	3,299		3.48%, 06/01/2019(d)			950	977
Morgan Stanley Capital I Trust 2007-IQ13					4.42%, 06/15/2021(d)			3,230	3,375
5.36%, 03/15/2044(e)		677	686		5.88%, 06/15/2021(d)			610	637
Morgan Stanley Capital I Trust 2016-UBS9					6.02%, 06/15/2026(d)			2,055	2,202
3.59%, 03/15/2049(e)		1,500	1,656		7.13%, 06/15/2024(d)			640	689
MSBAM Commercial Mortgage Securities					Hewlett Packard Enterprise Co
Trust 2012-CKSV					2.85%, 10/05/2018(d)			1,390	1,423
1.12%, 10/15/2030(d),(e),(h)		22,976	1,316		4.90%, 10/15/2025(d)			825	885
UBS Commercial Mortgage Trust 2012-C1					6.20%, 10/15/2035(d)			1,690	1,729
3.40%, 05/10/2045(e)		500	539		International Business Machines Corp
UBS-Barclays Commercial Mortgage Trust					1.00%, 02/12/2019(e)			5,550	5,565
2012	-C3								$38,983
3.09%, 08/10/2049(e)		1,210	1,291
4.96%, 08/10/2049(d),(e)		1,500	1,643		Consumer Products - 0.03%
					Spectrum Brands Inc
UBS-Barclays Commercial Mortgage Trust					5.75%, 07/15/2025			1,135	1,229
2012	-C4
1.78%, 12/10/2045(d),(e),(h)		19,552	1,551
3.32%, 12/10/2045(d),(e)		2,300	2,455		Credit Card Asset Backed Securities - 0.83%
					Barclays Dryrock Issuance Trust
UBS-Barclays Commercial Mortgage Trust					0.84%, 12/16/2019(e)			6,151	6,154
2013	-C5				0.87%, 09/15/2020(e)			10,000	10,013
3.18%, 03/10/2046(e)		1,580	1,691
4.22%, 03/10/2046(d),(e)		1,090	1,008		1.48%, 09/15/2020			2,250	2,259
					Cabela's Credit Card Master Note Trust
Wachovia Bank Commercial Mortgage Trust					0.83%, 03/16/2020(e)			5,832	5,831
Series 2006-C28					Chase Issuance Trust
0.63%, 10/15/2048(d),(e)		4,772	4,767		0.73%, 04/15/2019(e)			7,183	7,169
Wachovia Bank Commercial Mortgage Trust					0.94%, 04/15/2019(e)			2,150	2,146
Series 2007-C30
0.68%, 12/15/2043(d),(e)		1,350	1,305		World Financial Network Credit Card Master
					Trust
5.25%, 12/15/2043		724	727		1.26%, 03/15/2021			785	785
Wachovia Bank Commercial Mortgage Trust									$34,357
Series 2007-C34
5.68%, 05/15/2046(e)		237	244

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Distribution & Wholesale - 0.11%					Electric - 3.32%
American Builders & Contractors Supply Co					Abu Dhabi National Energy Co PJSC
Inc					4.38%, 06/22/2026(d)		$875	$930
5.75%, 12/15/2023(d)		$570	$600		Alabama Power Co
Global Partners LP / GLP Finance Corp					3.75%, 03/01/2045		1,835	1,954
7.00%, 06/15/2023		975	826		3.85%, 12/01/2042		850	920
HD Supply Inc					4.15%, 08/15/2044		2,240	2,512
5.25%, 12/15/2021(d)		405	429		CMS Energy Corp
5.75%, 04/15/2024(d)		340	362		3.00%, 05/15/2026		1,885	1,950
7.50%, 07/15/2020		725	758		4.70%, 03/31/2043		910	1,055
Rexel SA					4.88%, 03/01/2044		1,835	2,217
5.25%, 06/15/2020(d)		415	432		Commonwealth Edison Co
WW Grainger Inc					3.70%, 03/01/2045		1,330	1,406
4.60%, 06/15/2045		980	1,181		3.80%, 10/01/2042		2,170	2,321
			$4,588		4.35%, 11/15/2045		1,660	1,947
Diversified Financial Services - 1.73%					Consolidated Edison Co of New York Inc
AerCap Ireland Capital Ltd / AerCap Global					3.30%, 12/01/2024		2,880	3,134
Aviation Trust					4.50%, 12/01/2045		2,900	3,399
4.63%, 10/30/2020		755	807		4.63%, 12/01/2054		1,940	2,307
Aircastle Ltd					Dominion Resources Inc/VA
4.63%, 12/15/2018		380	399		3.90%, 10/01/2025		4,530	4,925
5.00%, 04/01/2023		415	435		DTE Energy Co
5.13%, 03/15/2021		2,320	2,477		6.38%, 04/15/2033		4,795	6,316
5.50%, 02/15/2022		530	567		Duke Energy Corp
Ally Financial Inc					3.75%, 04/15/2024		1,500	1,635
3.25%, 11/05/2018		830	839		Dynegy Inc
4.25%, 04/15/2021		70	71		6.75%, 11/01/2019		715	728
4.75%, 09/10/2018		220	228		7.38%, 11/01/2022		1,385	1,357
5.75%, 11/20/2025		1,410	1,468		Edison International
Blackstone Holdings Finance Co LLC					3.75%, 09/15/2017		1,420	1,461
2.00%, 05/19/2025	EUR	250	307		Electricite de France SA
CIT Group Inc					2.15%, 01/22/2019(d)		70	71
3.88%, 02/19/2019		$3,795	3,871		2.35%, 10/13/2020(d)		3,960	4,072
Credit Acceptance Corp					3.63%, 10/13/2025(d)		3,205	3,347
6.13%, 02/15/2021		1,185	1,170		4.25%, 12/29/2049(c),(e)	EUR	500	555
7.38%, 03/15/2023		900	900		4.63%, 09/11/2024		250	371
Fly Leasing Ltd					4.88%, 01/22/2044(d)		$1,140	1,256
6.38%, 10/15/2021		2,050	2,045		4.95%, 10/13/2045(d)		1,515	1,733
GE Capital International Funding Co					5.50%, 10/17/2041	GBP	100	179
Unlimited Co					5.63%, 12/29/2049(c),(d),(e)		$4,365	4,277
2.34%, 11/15/2020		13,581	14,082		6.00%, 12/29/2049(c),(e)	GBP	100	126
4.42%, 11/15/2035		3,689	4,252		6.25%, 05/30/2028		50	92
ILFC E-Capital Trust II					Elwood Energy LLC
4.23%, 12/21/2065(d),(e)		155	124		8.16%, 07/05/2026		$630	693
Intercontinental Exchange Inc					Emera US Finance LP
2.75%, 12/01/2020		3,620	3,797		2.70%, 06/15/2021(d)		2,540	2,600
International Lease Finance Corp					Eskom Holdings SOC Ltd
6.25%, 05/15/2019		2,405	2,636		7.13%, 02/11/2025(d)		875	893
MasterCard Inc					Exelon Corp
1.10%, 12/01/2022	EUR	250	292		2.85%, 06/15/2020		4,560	4,739
National Rural Utilities Cooperative Finance					4.45%, 04/15/2046		490	539
Corp					5.10%, 06/15/2045		1,480	1,782
0.88%, 05/12/2017(e)		$4,200	4,204		Florida Power & Light Co
4.75%, 04/30/2043(e)		855	858		4.05%, 06/01/2042		995	1,135
Navient Corp					4.13%, 02/01/2042		755	876
5.00%, 10/26/2020		135	132		Iberdrola International BV
5.50%, 01/15/2019		215	221		3.50%, 02/01/2021	EUR	100	129
5.88%, 03/25/2021		765	757		Indiantown Cogeneration LP
6.13%, 03/25/2024		1,025	969		9.77%, 12/15/2020		$586	642
6.63%, 07/26/2021		460	465		ITC Holdings Corp
OneMain Financial Holdings LLC					3.25%, 06/30/2026		1,065	1,086
7.25%, 12/15/2021(d)		965	965		Kentucky Utilities Co
Peachtree Corners Funding Trust					3.30%, 10/01/2025		3,950	4,303
3.98%, 02/15/2025(d)		2,685	2,727		Louisville Gas & Electric Co
Springleaf Finance Corp					3.30%, 10/01/2025		1,545	1,677
5.25%, 12/15/2019		2,000	1,940		MidAmerican Energy Co
6.90%, 12/15/2017		135	142		4.25%, 05/01/2046		2,780	3,277
SUAM Finance BV					Mirant Mid-Atlantic Series B Pass Through
4.88%, 04/17/2024(d)		625	653		Trust
Visa Inc					9.13%, 06/30/2017		199	186
2.20%, 12/14/2020		6,145	6,342		Mirant Mid-Atlantic Series C Pass Through
3.15%, 12/14/2025		8,420	9,043		Trust
4.30%, 12/14/2045		1,005	1,185		10.06%, 12/30/2028		1,203	1,107
			$71,370

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Electric (continued)					Entertainment (continued)
Northern States Power Co/MN					DreamWorks Animation SKG Inc
3.40%, 08/15/2042		$265	$273		6.88%, 08/15/2020(d)	$1,435	$1,514
NRG Energy Inc					Eldorado Resorts Inc
6.25%, 05/01/2024		835	825		7.00%, 08/01/2023	1,175	1,234
7.25%, 05/15/2026(d)		620	636		GLP Capital LP / GLP Financing II Inc
8.25%, 09/01/2020		820	846		4.38%, 04/15/2021	425	442
Oncor Electric Delivery Co LLC					5.38%, 04/15/2026	995	1,061
2.15%, 06/01/2019		4,630	4,691		Lions Gate Entertainment Corp
5.25%, 09/30/2040		950	1,211		5.25%, 08/01/2018	265	280
Pacific Gas & Electric Co					Peninsula Gaming LLC / Peninsula Gaming
3.50%, 06/15/2025		3,320	3,635		Corp
4.45%, 04/15/2042		645	743		8.38%, 02/15/2018(d)	1,200	1,206
PacifiCorp					Pinnacle Entertainment Inc
2.95%, 06/01/2023		2,466	2,602		5.63%, 05/01/2024(d)	865	883
3.85%, 06/15/2021		1,137	1,251		Regal Entertainment Group
PPL Capital Funding Inc					5.75%, 03/15/2022	1,245	1,295
3.10%, 05/15/2026		2,650	2,704		WMG Acquisition Corp
PPL Electric Utilities Corp					5.00%, 08/01/2023(d)	575	584
3.00%, 09/15/2021		465	495		6.00%, 01/15/2021(d)	126	131
4.75%, 07/15/2043		1,375	1,678		6.75%, 04/15/2022(d)	825	866
PPL WEM Ltd / Western Power Distribution							$14,809
Ltd					Environmental Control - 0.04%
5.38%, 05/01/2021(d)		5,140	5,725		Clean Harbors Inc
Public Service Electric & Gas Co					5.13%, 06/01/2021	320	327
3.65%, 09/01/2042		365	395		Republic Services Inc
4.15%, 11/01/2045		1,600	1,874		3.80%, 05/15/2018	1,215	1,268
Puget Energy Inc							$1,595
6.00%, 09/01/2021		2,935	3,417		Food- 1.03%
Southern California Edison Co					Arcor SAIC
3.60%, 02/01/2045		3,660	3,908		6.00%, 07/06/2023(d)	865	904
4.05%, 03/15/2042		1,610	1,813		BI-LO LLC / BI-LO Finance Corp
Southern Co/The					9.25%, 02/15/2019(d)	1,110	917
2.95%, 07/01/2023		2,035	2,112		Cencosud SA
4.40%, 07/01/2046		2,870	3,180		5.50%, 01/20/2021(d)	350	385
Southern Power Co					5.50%, 01/20/2021	2,100	2,310
1.85%, 06/20/2026	EUR	550	657		Gruma SAB de CV
Virginia Electric & Power Co					4.88%, 12/01/2024(d)	1,375	1,526
4.45%, 02/15/2044		$1,560	1,840		Grupo Bimbo SAB de CV
4.65%, 08/15/2043		1,620	1,966		4.88%, 06/27/2044(d)	1,725	1,801
Western Power Distribution West Midlands					Ingles Markets Inc
PLC					5.75%, 06/15/2023	1,305	1,341
5.75%, 04/16/2032	GBP	100	190		JBS USA LLC / JBS USA Finance Inc
Wisconsin Electric Power Co					5.75%, 06/15/2025(d)	915	892
4.30%, 12/15/2045		$1,495	1,749		7.25%, 06/01/2021(d)	380	392
Xcel Energy Inc					JM Smucker Co/The
3.30%, 06/01/2025		2,535	2,705		2.50%, 03/15/2020	2,000	2,058
			$137,338		3.50%, 03/15/2025	2,100	2,276
Electronics - 0.18%					Kraft Heinz Foods Co
Fortive Corp					2.80%, 07/02/2020(d)	6,475	6,763
2.35%, 06/15/2021(d)		1,560	1,593		3.00%, 06/01/2026(d)	95	97
3.15%, 06/15/2026(d)		2,565	2,714		4.38%, 06/01/2046(d)	7,325	7,969
Honeywell International Inc					5.00%, 07/15/2035(d)	1,155	1,369
2.25%, 02/22/2028	EUR	325	414		5.20%, 07/15/2045(d)	980	1,184
Keysight Technologies Inc					Post Holdings Inc
3.30%, 10/30/2019		$1,470	1,507		5.00%, 08/15/2026(d),(g)	1,265	1,261
Sanmina Corp					7.38%, 02/15/2022	685	733
4.38%, 06/01/2019(d)		255	262		7.75%, 03/15/2024(d)	475	526
Tyco Electronics Group SA					Smithfield Foods Inc
1.10%, 03/01/2023	EUR	500	575		5.25%, 08/01/2018(d)	855	864
2.38%, 12/17/2018		$150	153		5.88%, 08/01/2021(d)	1,425	1,486
7.13%, 10/01/2037		105	149		TreeHouse Foods Inc
			$7,367		6.00%, 02/15/2024(d)	965	1,037
Engineering & Construction - 0.07%					Wm Wrigley Jr Co
SBA Tower Trust					2.40%, 10/21/2018(d)	1,650	1,683
2.90%, 10/15/2044(d)		2,700	2,734		3.38%, 10/21/2020(d)	2,745	2,930
							$42,704
Entertainment - 0.36%					Forest Products & Paper - 0.10%
Carmike Cinemas Inc					Domtar Corp
6.00%, 06/15/2023(d)		720	754		6.25%, 09/01/2042	2,155	2,333
CCM Merger Inc					Resolute Forest Products Inc
9.13%, 05/01/2019(d)		2,640	2,769		5.88%, 05/15/2023	955	783
Cinemark USA Inc
4.88%, 06/01/2023		1,755	1,790

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Forest Products & Paper (continued)				Healthcare - Services (continued)
Sappi Papier Holding GmbH				HCA Inc
7.50%, 06/15/2032(d)	$630	$592		4.75%, 05/01/2023		$2,685	$2,799
Tembec Industries Inc				5.00%, 03/15/2024		1,045	1,097
9.00%, 12/15/2019(d)	805	630		5.25%, 04/15/2025		1,500	1,600
		$4,338		5.88%, 03/15/2022		580	638
Gas- 0.14%				IASIS Healthcare LLC / IASIS Capital Corp
Dominion Gas Holdings LLC				8.38%, 05/15/2019		310	298
2.80%, 11/15/2020	3,645	3,772		Molina Healthcare Inc
Nakilat Inc				5.38%, 11/15/2022(d)		1,000	1,020
6.07%, 12/31/2033	350	396		MPH Acquisition Holdings LLC
Talent Yield Investments Ltd				7.13%, 06/01/2024(d)		1,730	1,846
4.50%, 04/25/2022(d)	1,500	1,630		Tenet Healthcare Corp
		$5,798		6.00%, 10/01/2020		155	164
Healthcare - Products - 1.12%				UnitedHealth Group Inc
ConvaTec Finance International SA				1.90%, 07/16/2018		2,425	2,461
8.25%, PIK 9.00%, 01/15/2019(d),(f)	1,850	1,859		4.63%, 07/15/2035		4,780	5,682
ConvaTec Healthcare E SA				4.75%, 07/15/2045		135	168
10.50%, 12/15/2018(d)	400	411		WellCare Health Plans Inc
DJO Finco Inc / DJO Finance LLC / DJO				5.75%, 11/15/2020		1,180	1,221
Finance Corp							$58,205
8.13%, 06/15/2021(d)	1,360	1,238		Holding Companies - Diversified - 0.08%
Hill-Rom Holdings Inc				Alfa SAB de CV
5.75%, 09/01/2023(d),(e)	740	772		6.88%, 03/25/2044(d)		750	824
Kinetic Concepts Inc / KCI USA Inc				Argos Merger Sub Inc
7.88%, 02/15/2021(d)	860	927		7.13%, 03/15/2023(d)		1,115	1,165
10.50%, 11/01/2018	2,240	2,288		KOC Holding AS
Mallinckrodt International Finance SA /				5.25%, 03/15/2023(d)		1,275	1,297
Mallinckrodt CB LLC							$3,286
5.63%, 10/15/2023(d)	2,175	2,088		Home Builders - 0.24%
Medtronic Inc				Beazer Homes USA Inc
2.50%, 03/15/2020	2,160	2,249		6.63%, 04/15/2018		685	697
3.50%, 03/15/2025	256	280		CalAtlantic Group Inc
4.38%, 03/15/2035	3,885	4,474		5.88%, 11/15/2024		520	555
4.63%, 03/15/2045	6,330	7,744		KB Home
Teleflex Inc				4.75%, 05/15/2019		390	399
4.88%, 06/01/2026	515	527		Lennar Corp
Universal Hospital Services Inc				4.13%, 12/01/2018		1,725	1,772
7.63%, 08/15/2020	1,470	1,367		4.50%, 11/15/2019		675	710
Zimmer Biomet Holdings Inc				4.75%, 11/15/2022(e)		1,265	1,328
2.00%, 04/01/2018	4,340	4,366		4.88%, 12/15/2023		340	351
2.70%, 04/01/2020	10,765	10,992		TRI Pointe Group Inc
3.15%, 04/01/2022	1,285	1,334		4.88%, 07/01/2021		150	153
3.55%, 04/01/2025	1,910	2,007		WCI Communities Inc
4.25%, 08/15/2035	325	341		6.88%, 08/15/2021		2,105	2,163
4.45%, 08/15/2045	1,075	1,149		Woodside Homes Co LLC / Woodside Homes
		$46,413		Finance Inc
Healthcare - Services - 1.41%				6.75%, 12/15/2021(d)		1,725	1,621
Aetna Inc							$9,749
2.40%, 06/15/2021	4,850	4,944		Home Equity Asset Backed Securities - 0.03%
2.75%, 11/15/2022	400	409		First NLC Trust 2005-1
2.80%, 06/15/2023	6,020	6,196		0.98%, 05/25/2035(e)		291	205
3.20%, 06/15/2026	4,410	4,521		JP Morgan Mortgage Acquisition Trust 2006-
4.25%, 06/15/2036	2,400	2,485		CW2
4.38%, 06/15/2046	1,385	1,442		0.64%, 08/25/2036(e)		696	675
Anthem Inc				New Century Home Equity Loan Trust 2005-
3.13%, 05/15/2022	865	902		1
4.35%, 08/15/2020	30	33		1.07%, 03/25/2035(e)		85	85
4.63%, 05/15/2042	1,485	1,628		Saxon Asset Securities Trust 2004-1
Centene Corp				2.18%, 03/25/2035(e)		282	120
4.75%, 05/15/2022	2,175	2,240		Specialty Underwriting & Residential Finance
5.63%, 02/15/2021	470	496		Trust Series 2004-BC1
5.75%, 06/01/2017	4,580	4,717		1.25%, 02/25/2035(e)		303	281
6.13%, 02/15/2024	655	704					$1,366
Cigna Corp				Housewares - 0.04%
4.00%, 02/15/2022	1,875	2,021		Newell Brands Inc
4.38%, 12/15/2020	2,530	2,743		3.15%, 04/01/2021		665	697
Fresenius Medical Care US Finance II Inc				3.85%, 04/01/2023		900	962
4.75%, 10/15/2024(d)	1,180	1,257					$1,659
5.88%, 01/31/2022(d)	985	1,111		Insurance - 1.66%
6.50%, 09/15/2018(d)	330	360		Aegon NV
HCA Holdings Inc				4.00%, 04/25/2044(e)	EUR	250	270
6.25%, 02/15/2021	925	1,002

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value(000	's)
Insurance (continued)				Lodging (continued)
American International Group Inc				Boyd Gaming Corp (continued)
1.50%, 06/08/2023	EUR	300	$349	9.00%, 07/01/2020		$364	$383
3.30%, 03/01/2021		$3,360	3,523	MGM Growth Properties Operating
3.38%, 08/15/2020		4,605	4,845	Partnership LP / MGP Escrow Co-Issuer Inc
3.88%, 01/15/2035		4,400	4,293	5.63%, 05/01/2024(d)		730	782
5.00%, 04/26/2023	GBP	150	230	MGM Resorts International
Chubb INA Holdings Inc				6.00%, 03/15/2023		705	763
2.30%, 11/03/2020		$6,575	6,788	6.63%, 12/15/2021		1,065	1,179
3.35%, 05/03/2026		5,280	5,695	8.63%, 02/01/2019		190	215
CNO Financial Group Inc				Wyndham Worldwide Corp
4.50%, 05/30/2020		545	570	2.50%, 03/01/2018		2,920	2,950
Liberty Mutual Group Inc							$6,824
7.00%, 03/07/2067(d),(e)		2,760	2,415	Machinery - Construction & Mining - 0.01%
Markel Corp				Vander Intermediate Holding II Corp
5.00%, 04/05/2046		3,655	3,990	9.75%, PIK 10.50%, 02/01/2019(d),(f)		994	567
Metropolitan Life Global Funding I
3.50%, 09/30/2026	GBP	100	147	Machinery - Diversified - 0.03%
Pricoa Global Funding I				Cloud Crane LLC
2.20%, 05/16/2019(d)		$3,170	3,249	10.13%, 08/01/2024(d)		890	917
Prudential Financial Inc				CNH Industrial Capital LLC
5.38%, 05/15/2045(e)		3,175	3,298	3.88%, 07/16/2018		80	81
TIAA Asset Management Finance Co LLC				4.88%, 04/01/2021		330	345
2.95%, 11/01/2019(d)		6,675	6,849				$1,343
Travelers Cos Inc/The				Media- 2.54%
3.75%, 05/15/2046		2,465	2,657	21st Century Fox America Inc
Voya Financial Inc				4.75%, 09/15/2044		850	965
5.65%, 05/15/2053(e)		5,680	5,481	5.40%, 10/01/2043		2,205	2,679
XLIT Ltd				6.15%, 02/15/2041		2,535	3,332
4.45%, 03/31/2025		8,760	8,885	Altice Financing SA
5.50%, 03/31/2045		5,270	5,280	6.50%, 01/15/2022(d)		475	489
			$68,814	Altice Finco SA
Internet - 0.15%				7.63%, 02/15/2025(d)		905	878
Alibaba Group Holding Ltd				8.13%, 01/15/2024(d)		520	526
3.13%, 11/28/2021		3,200	3,304	Altice Luxembourg SA
Netflix Inc				7.75%, 05/15/2022(d)		1,060	1,075
5.38%, 02/01/2021		200	213	Altice US Finance I Corp
Tencent Holdings Ltd				5.50%, 05/15/2026(d)		400	414
3.80%, 02/11/2025(d)		650	694	Cablevision SA/Argentina
Zayo Group LLC / Zayo Capital Inc				6.50%, 06/15/2021(d)		1,375	1,416
6.00%, 04/01/2023		2,115	2,200	CBS Corp
			$6,411	5.75%, 04/15/2020		810	924
Investment Companies - 0.02%				CCO Holdings LLC / CCO Holdings Capital
GrupoSura Finance SA				Corp
5.50%, 04/29/2026(d)		725	781	5.13%, 05/01/2023(d)		4,820	4,983
				5.75%, 02/15/2026(d)		180	190
Iron & Steel - 0.33%				Charter Communications Operating LLC /
AK Steel Corp				Charter Communications Operating Capital
7.50%, 07/15/2023		475	501	4.46%, 07/23/2022(d)		434	471
7.63%, 05/15/2020		1,170	1,151	4.91%, 07/23/2025(d)		4,400	4,858
ArcelorMittal				6.38%, 10/23/2035(d)		585	688
6.50%, 03/01/2021(e)		1,940	2,047	6.48%, 10/23/2045(d)		3,210	3,851
8.00%, 10/15/2039(e)		1,905	2,019	6.83%, 10/23/2055(d)		2,395	2,995
BlueScope Steel Finance Ltd/BlueScope Steel				Comcast Corp
Finance USA LLC				2.35%, 01/15/2027		2,120	2,123
6.50%, 05/15/2021(d)		415	437	2.75%, 03/01/2023		4,180	4,391
Commercial Metals Co				3.15%, 03/01/2026		3,310	3,541
4.88%, 05/15/2023		2,785	2,729	3.38%, 02/15/2025		3,485	3,796
7.35%, 08/15/2018		740	797	3.40%, 07/15/2046		1,175	1,156
Signode Industrial Group Lux SA/Signode				4.20%, 08/15/2034		510	568
Industrial Group US Inc				4.60%, 08/15/2045		325	383
6.38%, 05/01/2022(d)		2,240	2,225	5.50%, 11/23/2029	GBP	125	236
Vale Overseas Ltd				6.40%, 03/01/2040		$1,975	2,828
5.88%, 06/10/2021		1,865	1,930	6.50%, 11/15/2035		330	464
			$13,836	CSC Holdings LLC
Leisure Products & Services - 0.06%				8.63%, 02/15/2019		185	206
NCL Corp Ltd				DISH DBS Corp
4.63%, 11/15/2020(d)		1,325	1,338	4.25%, 04/01/2018		710	729
5.25%, 11/15/2019(d)		920	941	5.88%, 07/15/2022		1,890	1,889
			$2,279	5.88%, 11/15/2024		760	733
Lodging - 0.16%				6.75%, 06/01/2021		2,280	2,423
Boyd Gaming Corp				7.75%, 07/01/2026(d)		600	622
6.88%, 05/15/2023		515	552	7.88%, 09/01/2019		1,517	1,676

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Media (continued)					Mining (continued)
Myriad International Holdings BV					First Quantum Minerals Ltd
5.50%, 07/21/2025(d)		$775	$828		7.00%, 02/15/2021(d)		$20	$18
NBCUniversal Enterprise Inc					7.25%, 05/15/2022(d)		630	556
1.37%, 04/15/2018(d),(e)		5,490	5,523		FMG Resources August 2006 Pty Ltd
NBCUniversal Media LLC					6.88%, 04/01/2022(d)		1,950	1,901
4.45%, 01/15/2043		1	1		9.75%, 03/01/2022(d)		605	678
Neptune Finco Corp					Freeport-McMoRan Inc
6.63%, 10/15/2025(d)		445	479		2.30%, 11/14/2017		1,065	1,062
10.13%, 01/15/2023(d)		1,250	1,433		Newmont Mining Corp
RCN Telecom Services LLC / RCN Capital					4.88%, 03/15/2042		775	802
Corp					Rio Tinto Finance USA PLC
8.50%, 08/15/2020(d)		1,685	1,765		2.00%, 03/22/2017		2,350	2,360
SFR Group SA					St Barbara Ltd
6.00%, 05/15/2022(d)		235	229		8.88%, 04/15/2018(d)		880	904
7.38%, 05/01/2026(d)		815	814		Taseko Mines Ltd
Sky PLC					7.75%, 04/15/2019		1,072	702
2.88%, 11/24/2020	GBP	100	141		Teck Resources Ltd
Time Warner Cable Inc					3.75%, 02/01/2023		1,180	968
5.25%, 07/15/2042		100	153		8.00%, 06/01/2021(d)		360	384
5.88%, 11/15/2040		$10	11		8.50%, 06/01/2024(d)		215	234
6.75%, 07/01/2018		920	1,009					$19,858
8.75%, 02/14/2019		1,165	1,355		Miscellaneous Manufacturers - 0.45%
Time Warner Inc					Bombardier Inc
2.10%, 06/01/2019		1,080	1,101		5.50%, 09/15/2018(d)		1,100	1,108
2.95%, 07/15/2026		1,015	1,038		7.50%, 03/15/2025(d)		575	503
3.60%, 07/15/2025		90	97		General Electric Co
3.88%, 01/15/2026		1,065	1,169		4.50%, 03/11/2044		810	965
4.05%, 12/15/2023		3,670	4,061		5.30%, 02/11/2021		6,800	7,883
4.65%, 06/01/2044		610	687		Ingersoll-Rand Global Holding Co Ltd
4.85%, 07/15/2045		1,830	2,116		2.88%, 01/15/2019		1,065	1,102
6.25%, 03/29/2041		2,456	3,255		5.75%, 06/15/2043		560	710
Unitymedia GmbH					Ingersoll-Rand Luxembourg Finance SA
6.13%, 01/15/2025(d)		895	944		3.55%, 11/01/2024		1,515	1,614
Unitymedia Hessen GmbH & Co KG /					4.65%, 11/01/2044		530	591
Unitymedia NRW GmbH					Siemens Financieringsmaatschappij NV
5.50%, 01/15/2023(d)		1,275	1,332		1.45%, 05/25/2018(d)		1,133	1,141
Univision Communications Inc					2.75%, 09/10/2025	GBP	100	148
8.50%, 05/15/2021(d)		543	570		2.88%, 03/10/2028	EUR	250	355
UPCB Finance IV Ltd					3.75%, 09/10/2042	GBP	100	172
5.38%, 01/15/2025(d)		602	607		Tyco International Finance SA
Viacom Inc					5.13%, 09/14/2045		$2,110	2,507
4.85%, 12/15/2034		3,470	3,377					$18,799
5.85%, 09/01/2043		255	273		Mortgage Backed Securities - 3.08%
Virgin Media Finance PLC					Fannie Mae REMIC Trust 2005-W2
5.75%, 01/15/2025(d)		600	598		0.69%, 05/25/2035(e)		439	434
6.00%, 10/15/2024(d)		405	410		Fannie Mae REMICS
Virgin Media Secured Finance PLC					2.25%, 07/25/2040		210	212
5.25%, 01/15/2026(d)		380	379		3.00%, 04/25/2027(h)		5,022	464
VTR Finance BV					3.50%, 09/25/2027(e),(h)		8,433	931
6.88%, 01/15/2024(d)		930	958		3.50%, 11/25/2027(e),(h)		2,165	227
Walt Disney Co/The					3.50%, 05/25/2028(h)		3,453	335
1.85%, 07/30/2026		4,460	4,324		3.50%, 03/25/2031(e),(h)		5,623	573
2.30%, 02/12/2021		2,480	2,579		4.00%, 04/25/2043(e),(h)		926	153
WideOpenWest Finance LLC /					5.51%, 07/25/2039(e),(h)		9,782	994
WideOpenWest Capital Corp					5.51%, 07/25/2046(e),(h)		9,969	2,724
13.38%, 10/15/2019		1,263	1,339		5.56%, 01/25/2044(e),(h)		8,009	1,348
10.25%, 07/15/2019		1,395	1,453		5.61%, 02/25/2043(e),(h)		7,071	1,432
			$104,906		5.61%, 03/25/2043(e),(h)		12,007	2,860
Metal Fabrication & Hardware - 0.02%					5.66%, 11/25/2042(e),(h)		7,068	1,816
Wise Metals Intermediate Holdings LLC/Wise					5.66%, 06/25/2043(e),(h)		12,665	2,649
Holdings Finance Corp					6.01%, 12/25/2021(e),(h)		744	74
9.75%, PIK 10.50%, 06/15/2019(d),(f)		1,531	919		6.01%, 03/25/2022(e),(h)		565	52
					35.12%, 08/25/2035(e),(h)		19	9
Mining - 0.48%					Freddie Mac REMICS
Aleris International Inc					0.93%, 06/15/2023(e)		21	21
9.50%, 04/01/2021(d)		225	238		2.00%, 02/15/2036(e)		1,060	1,076
Barrick Gold Corp					3.00%, 09/15/2025(e),(h)		4,575	198
4.10%, 05/01/2023		5,430	5,826		3.00%, 05/15/2027(e),(h)		9,298	571
Barrick North America Finance LLC					3.00%, 10/15/2027(e),(h)		1,389	126
4.40%, 05/30/2021		2,881	3,154		3.00%, 02/15/2029(e),(h)		9,228	830
BHP Billiton Finance USA Ltd					3.50%, 02/15/2028(h)		5,960	572
2.05%, 09/30/2018		70	71		3.50%, 01/15/2040(e),(h)		5,818	605
					3.50%, 03/15/2041(h)		7,396	882

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Freddie Mac REMICS (continued)				BP Capital Markets PLC	(continued)
4.00%, 04/15/2025(e),(h)	$6,033	$353		3.12%, 05/04/2026		$1,440	$1,469
5.57%, 04/15/2040(e),(h)	19,134	4,039		Carrizo Oil & Gas Inc
6.17%, 05/15/2026(e),(h)	4,356	611		6.25%, 04/15/2023		145	137
6.27%, 09/15/2034(e),(h)	820	89		7.50%, 09/15/2020		2,907	2,900
Freddie Mac Structured Agency Credit Risk				Chaparral Energy Inc
Debt Notes				0.00%, 10/01/2020(a)		550	300
1.34%, 04/25/2024(e)	1,683	1,684		0.00%, 11/15/2022(a)		1,456	794
1.39%, 10/25/2027(e)	9,875	9,879		Cheniere Corpus Christi Holdings LLC
1.64%, 12/25/2027(e)	3,964	3,968		7.00%, 06/30/2024(d)		100	105
1.69%, 11/25/2028(e)	7,630	7,652		Chesapeake Energy Corp
1.74%, 03/25/2028(e)	2,947	2,950		8.00%, 12/15/2022(d)		1,356	1,180
1.84%, 04/25/2028(e)	3,203	3,209		CNOOC Finance 2013 Ltd
1.94%, 09/25/2024(e)	7,689	7,736		3.00%, 05/09/2023		850	856
2.14%, 08/25/2024(e)	1,471	1,474		ConocoPhillips
2.89%, 08/25/2024(e)	4,959	5,002		5.75%, 02/01/2019		500	548
Ginnie Mae				ConocoPhillips Co
1.75%, 10/16/2037	606	609		1.53%, 05/15/2022(e)		3,300	3,192
3.00%, 03/20/2039(h)	23,958	1,188		Continental Resources Inc/OK
3.50%, 02/20/2040(e),(h)	4,667	580		3.80%, 06/01/2024		3,173	2,713
3.50%, 02/20/2041(e),(h)	12,231	1,738		4.50%, 04/15/2023		1,365	1,235
3.50%, 10/20/2042(e),(h)	16,648	2,609		5.00%, 09/15/2022		905	846
3.50%, 01/20/2043(e),(h)	6,474	1,249		Denbury Resources Inc
4.00%, 03/16/2039(e),(h)	4,490	584		5.50%, 05/01/2022		1,055	670
4.00%, 09/20/2040(h)	3,861	667		Devon Energy Corp
4.50%, 05/16/2043(e),(h)	3,428	598		2.25%, 12/15/2018		8,870	8,867
4.50%, 04/16/2044(h)	1,061	161		5.00%, 06/15/2045		580	535
5.00%, 10/16/2022(e),(h)	466	4		Ecopetrol SA
5.11%, 02/20/2045(e),(h)	18,261	3,788		5.38%, 06/26/2026		1,135	1,120
5.17%, 08/16/2045(e),(h)	19,582	2,624		5.88%, 05/28/2045		35	31
5.56%, 11/20/2040(e),(h)	4,907	990		Encana Corp
5.56%, 08/20/2042(e),(h)	10,948	2,350		5.15%, 11/15/2041		1,085	984
5.56%, 08/20/2043(e),(h)	8,224	1,256		EP Energy LLC / Everest Acquisition Finance
5.61%, 11/20/2041(e),(h)	5,398	1,184		Inc
5.61%, 02/20/2046(e),(h)	22,256	4,998		6.38%, 06/15/2023		845	423
5.61%, 02/20/2046(e),(h)	9,842	2,563		9.38%, 05/01/2020		2,220	1,265
5.62%, 07/16/2043(e),(h)	13,284	2,273		Exxon Mobil Corp
5.71%, 08/20/2042(e),(h)	5,012	1,016		2.22%, 03/01/2021		4,980	5,135
5.71%, 09/20/2044(e),(h)	14,402	2,980		4.11%, 03/01/2046		445	500
5.71%, 11/20/2045(e),(h)	8,481	1,968		Halcon Resources Corp
5.71%, 01/20/2046(e),(h)	12,802	3,155		8.63%, 02/01/2020(d)		1,350	1,242
5.77%, 08/16/2045(e),(h)	18,252	4,187		12.00%, 02/15/2022(d)		58	52
6.11%, 03/20/2042(e),(h)	5,786	1,561		Laredo Petroleum Inc
6.11%, 03/20/2042(e),(h)	13,769	2,968		5.63%, 01/15/2022		60	54
6.12%, 04/16/2040(e),(h)	15,005	3,602		7.38%, 05/01/2022		600	584
6.16%, 12/20/2040(e),(h)	8,158	1,604		Marathon Petroleum Corp
6.17%, 04/16/2042(e),(h)	5,386	1,212		4.75%, 09/15/2044		592	517
Merrill Lynch Mortgage Investors Trust Series				Nabors Industries Inc
2005-A8				2.35%, 09/15/2016		1,400	1,398
0.84%, 08/25/2036(e)	150	141		Noble Energy Inc
Wells Fargo Mortgage Backed Securities				3.90%, 11/15/2024		1,880	1,924
2005-AR16 Trust				5.05%, 11/15/2044		1,435	1,423
2.95%, 03/25/2035(e)	339	332		Northern Blizzard Resources Inc
		$127,553		7.25%, 02/01/2022(d)		715	669
Office & Business Equipment - 0.09%				Oasis Petroleum Inc
Xerox Corp				6.50%, 11/01/2021		455	382
2.95%, 03/15/2017	555	558		6.88%, 03/15/2022		290	253
3.50%, 08/20/2020	1,795	1,816		6.88%, 01/15/2023		1,870	1,571
6.75%, 02/01/2017	550	564		PDC Energy Inc
6.75%, 12/15/2039	635	632		7.75%, 10/15/2022		830	857
		$3,570		Pertamina Persero PT
Oil & Gas - 2.50%				5.63%, 05/20/2043(d)		550	569
Anadarko Petroleum Corp				Petrobras Argentina SA
3.45%, 07/15/2024	2,985	2,918		7.38%, 07/21/2023(d)		920	925
5.55%, 03/15/2026	3,610	3,941		Petrobras Global Finance BV
6.60%, 03/15/2046	2,675	3,082		4.38%, 05/20/2023		3,395	2,911
Apache Corp				8.38%, 05/23/2021		2,155	2,278
4.25%, 01/15/2044	20	19		Petroleos de Venezuela SA
4.75%, 04/15/2043	2,395	2,379		6.00%, 05/16/2024		2,700	1,006
Baytex Energy Corp				Petroleos Mexicanos
5.13%, 06/01/2021(d)	370	300		5.50%, 02/04/2019(d)		875	925
BP Capital Markets PLC				5.50%, 06/27/2044		290	262
1.17%, 05/10/2019(e)	6,585	6,546		6.38%, 01/23/2045		60	60

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Oil & Gas (continued)					Packaging & Containers - 0.53%
Petroleos Mexicanos (continued)					Ardagh Finance Holdings SA
6.88%, 08/04/2026(d)		$1,580	$1,774		8.63%, PIK 8.63%, 06/15/2019(d),(f)		$623	$642
Phillips 66					Ardagh Packaging Finance PLC / Ardagh
4.65%, 11/15/2034		2,180	2,331		Holdings USA Inc
Pioneer Natural Resources Co					3.65%, 12/15/2019(d),(e)		1,150	1,160
3.45%, 01/15/2021		3,955	4,080		3.88%, 05/15/2021(d),(e)		260	263
4.45%, 01/15/2026		1,645	1,775		6.00%, 06/30/2021(d)		220	224
QEP Resources Inc					7.00%, 11/15/2020(d)		46	46
5.25%, 05/01/2023		1,025	966		7.25%, 05/15/2024(d)		925	976
6.80%, 04/01/2018		200	200		Beverage Packaging Holdings Luxembourg II
Repsol Oil & Gas Canada Inc					SA / Beverage Packaging Holdings II
7.75%, 06/01/2019		6,800	7,521		5.63%, 12/15/2016(d)		240	240
Seven Generations Energy Ltd					Coveris Holding Corp
6.75%, 05/01/2023(d)		285	288		10.00%, 06/01/2018(d)		1,500	1,543
Shell International Finance BV					Coveris Holdings SA
1.63%, 01/20/2027	EUR	100	124		7.88%, 11/01/2019(d)		885	890
4.00%, 05/10/2046		$1,815	1,867		Crown Cork & Seal Co Inc
Sunoco LP / Sunoco Finance Corp					7.38%, 12/15/2026		1,615	1,797
5.50%, 08/01/2020(d)		765	775		Packaging Corp of America
6.38%, 04/01/2023(d)		1,075	1,094		4.50%, 11/01/2023		5,775	6,359
Tengizchevroil Finance Co International Ltd					Reynolds Group Issuer Inc / Reynolds Group
4.00%, 08/15/2026(d)		1,175	1,171		Issuer LLC / Reynolds Group Issuer
Whiting Petroleum Corp					(Luxembourg) S.A.
5.00%, 03/15/2019		1,295	1,130		4.13%, 07/15/2021(d),(e)		985	992
5.75%, 03/15/2021		645	540		5.13%, 07/15/2023(d)		480	495
Woodside Finance Ltd					5.75%, 10/15/2020		1,455	1,502
3.65%, 03/05/2025(d)		1,065	1,061		7.00%, 07/15/2024(d)		130	137
WPX Energy Inc					WestRock RKT Co
7.50%, 08/01/2020		1,250	1,231		3.50%, 03/01/2020		4,330	4,529
YPF SA								$21,795
8.50%, 07/28/2025(d)		785	827		Pharmaceuticals - 1.07%
			$103,607		AbbVie Inc
Oil & Gas Services - 0.09%					2.50%, 05/14/2020		6,985	7,169
Archrock Partners LP / Archrock Partners					3.20%, 05/14/2026		445	456
Finance Corp					4.45%, 05/14/2046		3,020	3,212
6.00%, 10/01/2022		395	356		4.70%, 05/14/2045		1,805	1,994
PHI Inc					Actavis Funding SCS
5.25%, 03/15/2019		755	695		3.00%, 03/12/2020		285	296
Schlumberger Investment SA					3.45%, 03/15/2022		2,000	2,103
3.30%, 09/14/2021(d)		1,155	1,232		3.80%, 03/15/2025		1,605	1,706
Seventy Seven Operating LLC					4.55%, 03/15/2035		410	441
0.00%, 11/15/2019(a)		1,385	699		Baxalta Inc
Weatherford International Ltd					4.00%, 06/23/2025		920	979
8.25%, 06/15/2023		870	811		5.25%, 06/23/2045		1,405	1,625
			$3,793		Forest Laboratories LLC
Other Asset Backed Securities - 1.36%					5.00%, 12/15/2021(d)		4,155	4,703
Chase Funding Trust Series 2003-5					JLL/Delta Dutch Pledgeco BV
0.79%, 07/25/2033(e)		612	560		8.75%, PIK 9.50%, 05/01/2020(d),(f)		1,210	1,234
Chase Funding Trust Series 2004-1					Johnson & Johnson
0.95%, 12/25/2033(e)		23	21		1.15%, 11/20/2028	EUR	475	567
CNH Equipment Trust 2016-A					2.45%, 03/01/2026		$1,225	1,275
1.00%, 07/15/2019(e)		11,600	11,611		3.70%, 03/01/2046		3,635	4,210
Countrywide Asset-Backed Certificates					5.50%, 11/06/2024	GBP	50	89
2.09%, 01/25/2034(e)		8	8		Novartis Capital Corp
Dell Equipment Finance Trust 2015-1					4.00%, 11/20/2045		$2,300	2,653
1.01%, 07/24/2017(d)		6,617	6,614		Novartis Finance SA
Dell Equipment Finance Trust 2015-2					1.63%, 11/09/2026	EUR	250	314
1.39%, 12/22/2017(d),(e)		10,000	10,013		Perrigo Co PLC
1.72%, 09/22/2020(d),(e)		5,200	5,216		1.30%, 11/08/2016		$690	690
JP Morgan Mortgage Acquisition Trust 2007-					Teva Pharmaceutical Finance Netherlands III
CH3					BV
0.64%, 03/25/2037(e)		914	908		1.70%, 07/19/2019		2,630	2,646
Kubota Credit Owner Trust 2015-1					3.15%, 10/01/2026		3,015	3,081
1.54%, 03/15/2019(d),(e)		8,880	8,923		Valeant Pharmaceuticals International Inc
Popular ABS Mortgage Pass-Through Trust					5.38%, 03/15/2020(d)		290	259
2005-1					5.63%, 12/01/2021(d)		545	465
0.76%, 05/25/2035(e)		1,081	993		5.88%, 05/15/2023(d)		985	820
Trade MAPS 1 Ltd					7.50%, 07/15/2021(d)		600	558
1.17%, 12/10/2018(d),(e)		11,500	11,465		Wyeth LLC
			$56,332		6.00%, 02/15/2036		565	758
								$44,303

See accompanying notes

Schedule of Investments Core Plus Bond Fund July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Pipelines - 1.65%				Real Estate (continued)
Boardwalk Pipelines LP				Prologis LP
3.38%, 02/01/2023	$4,445	$4,136		1.38%, 10/07/2020	EUR	250	$292
Columbia Pipeline Group Inc				3.00%, 06/02/2026		200	263
3.30%, 06/01/2020	5,620	5,849		3.75%, 11/01/2025		$1,135	1,229
Enbridge Inc							$5,070
1.14%, 06/02/2017(e)	4,580	4,522		Regional Authority - 0.02%
Energy Transfer Equity LP				Provincia de Buenos Aires/Argentina
5.88%, 01/15/2024	410	411		9.13%, 03/16/2024		825	910
Energy Transfer Partners LP
4.05%, 03/15/2025	2,885	2,821		REITS- 1.67%
4.75%, 01/15/2026	825	843		American Tower Corp
4.90%, 03/15/2035	950	890		3.30%, 02/15/2021		1,275	1,341
EnLink Midstream Partners LP				3.50%, 01/31/2023		1,650	1,717
4.15%, 06/01/2025	4,875	4,575		AvalonBay Communities Inc
4.40%, 04/01/2024	4,479	4,363		2.95%, 05/11/2026		3,150	3,202
4.85%, 07/15/2026	3,750	3,645		Brixmor Operating Partnership LP
5.05%, 04/01/2045	1,210	1,010		4.13%, 06/15/2026		1,305	1,352
Enterprise Products Operating LLC				DDR Corp
3.70%, 02/15/2026	1,915	1,994		3.63%, 02/01/2025		2,170	2,200
4.90%, 05/15/2046	2,730	2,896		Duke Realty LP
Kinder Morgan Energy Partners LP				3.25%, 06/30/2026		725	744
4.70%, 11/01/2042	2,625	2,361		DuPont Fabros Technology LP
5.63%, 09/01/2041	680	675		5.88%, 09/15/2021		1,415	1,483
Kinder Morgan Inc/DE				Equinix Inc
3.05%, 12/01/2019	1,575	1,615		4.88%, 04/01/2020		230	239
5.05%, 02/15/2046	850	802		5.38%, 01/01/2022		935	984
Magellan Midstream Partners LP				5.38%, 04/01/2023		730	763
5.00%, 03/01/2026	1,160	1,311		5.88%, 01/15/2026		740	797
MPLX LP				Essex Portfolio LP
4.88%, 06/01/2025(d)	1,107	1,106		3.38%, 04/15/2026		3,765	3,893
ONEOK Partners LP				HCP Inc
4.90%, 03/15/2025	2,515	2,615		4.25%, 11/15/2023		2,500	2,630
Sabine Pass Liquefaction LLC				Healthcare Trust of America Holdings LP
5.63%, 02/01/2021(e)	990	1,022		3.50%, 08/01/2026		4,145	4,184
5.63%, 03/01/2025	910	929		Hospitality Properties Trust
6.25%, 03/15/2022	745	779		4.25%, 02/15/2021		4,025	4,213
Sabine Pass LNG LP				Host Hotels & Resorts LP
7.50%, 11/30/2016	350	356		4.50%, 02/01/2026		1,195	1,275
Tesoro Logistics LP / Tesoro Logistics				Iron Mountain Inc
Finance Corp				4.38%, 06/01/2021(d)		770	797
6.13%, 10/15/2021	1,360	1,414		Iron Mountain US Holdings Inc
6.25%, 10/15/2022	230	239		5.38%, 06/01/2026(d)		825	835
6.38%, 05/01/2024	180	190		iStar Inc
TransCanada PipeLines Ltd				4.88%, 07/01/2018		390	386
4.63%, 03/01/2034	965	1,034		5.00%, 07/01/2019		125	123
5.00%, 10/16/2043	1,605	1,826		6.50%, 07/01/2021		670	666
7.13%, 01/15/2019	730	820		9.00%, 06/01/2017		490	510
Transportadora de Gas Internacional SA ESP				Kimco Realty Corp
5.70%, 03/20/2022	815	846		3.40%, 11/01/2022		2,160	2,274
Western Gas Partners LP				4.25%, 04/01/2045		2,610	2,804
4.65%, 07/01/2026	1,620	1,638		MPT Operating Partnership LP / MPT Finance
5.45%, 04/01/2044	3,700	3,616		Corp
Williams Partners LP				5.25%, 08/01/2026		210	221
3.60%, 03/15/2022	3,185	3,100		6.38%, 03/01/2024		532	580
Williams Partners LP / ACMP Finance Corp				PLA Administradora Industrial S de RL de
4.88%, 05/15/2023	1,555	1,544		CV
6.13%, 07/15/2022	585	598		5.25%, 11/10/2022(d)		650	672
		$68,391		Regency Centers LP
Private Equity - 0.06%				5.88%, 06/15/2017		5,375	5,567
Icahn Enterprises LP / Icahn Enterprises				Retail Properties of America Inc
Finance Corp				4.00%, 03/15/2025		3,160	3,106
3.50%, 03/15/2017	395	394		Select Income REIT
4.88%, 03/15/2019	940	933		4.15%, 02/01/2022		3,170	3,192
6.00%, 08/01/2020	1,025	1,022		Simon Property Group LP
		$2,349		2.50%, 09/01/2020		1,720	1,783
Real Estate - 0.12%				2.50%, 07/15/2021		2,550	2,640
American Campus Communities Operating				Ventas Realty LP
Partnership LP				3.13%, 06/15/2023		2,560	2,615
3.35%, 10/01/2020	1,900	1,976		Ventas Realty LP / Ventas Capital Corp
Crescent Resources LLC / Crescent Ventures				4.75%, 06/01/2021		2,500	2,792
Inc				VEREIT Operating Partnership LP
10.25%, 08/15/2017(d)	1,310	1,310		4.13%, 06/01/2021		1,435	1,493
				4.88%, 06/01/2026		1,445	1,517

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
REITS (continued)					Shipbuilding - 0.03%
Welltower Inc					Huntington Ingalls Industries Inc
4.25%, 04/01/2026		$3,165	$3,434		5.00%, 11/15/2025(d)		$1,215	$1,292
			$69,024
Retail - 1.41%					Software - 0.47%
BMC Stock Holdings Inc					Activision Blizzard Inc
9.00%, 09/15/2018(d)		1,880	1,955		6.13%, 09/15/2023(d)		970	1,058
Claire's Stores Inc					First Data Corp
9.00%, 03/15/2019(d)		840	462		5.00%, 01/15/2024(d)		1,535	1,546
CVS Health Corp					5.75%, 01/15/2024(d)		535	538
2.75%, 12/01/2022		170	177		Microsoft Corp
2.80%, 07/20/2020		1,110	1,161		2.00%, 11/03/2020		2,515	2,584
4.13%, 05/15/2021		130	143		3.13%, 11/03/2025		25	27
4.75%, 12/01/2022		6,515	7,465		4.45%, 11/03/2045		1,060	1,222
5.00%, 12/01/2024		80	93		MSCI Inc
5.13%, 07/20/2045		3,795	4,827		5.25%, 11/15/2024(d)		785	832
CVS Pass-Through Trust					5.75%, 08/15/2025(d)		355	387
7.51%, 01/10/2032(d)		2,733	3,444		Oracle Corp
Dollar Tree Inc					1.90%, 09/15/2021		3,405	3,416
5.25%, 03/01/2020(d)		325	338		2.50%, 10/15/2022		773	795
5.75%, 03/01/2023(d)		650	702		2.65%, 07/15/2026		2,480	2,492
Home Depot Inc/The					3.13%, 07/10/2025	EUR	100	137
3.35%, 09/15/2025		5,455	6,023		4.00%, 07/15/2046		$2,390	2,475
JC Penney Corp Inc					4.38%, 05/15/2055		1,895	2,021
5.65%, 06/01/2020		1,970	1,894					$19,530
5.88%, 07/01/2023(d)		355	364		Sovereign - 1.14%
KFC Holding Co/Pizza Hut Holdings					Argentine Republic Government International
LLC/Taco Bell of America LLC					Bond
5.00%, 06/01/2024(d)		1,220	1,275		7.50%, 04/22/2026(d)		2,450	2,661
5.25%, 06/01/2026(d)		795	841		Australia Government Bond
L Brands Inc					3.25%, 04/21/2029	AUD	125	107
6.88%, 11/01/2035		745	790		4.50%, 04/15/2020		200	169
Landry's Holdings II Inc					Belgium Government Bond
10.25%, 01/01/2018(d)		1,085	1,105		0.80%, 06/22/2025(d)	EUR	50	60
Landry's Inc					4.25%, 09/28/2022		305	440
9.38%, 05/01/2020(d)		1,460	1,537		Bundesrepublik Deutschland
Macy's Retail Holdings Inc					1.00%, 08/15/2024		395	491
5.90%, 12/01/2016		3,694	3,754		1.50%, 09/04/2022		200	252
6.90%, 04/01/2029		145	165		1.50%, 05/15/2024		425	547
McDonald's Corp					4.75%, 07/04/2028		15	27
1.75%, 05/03/2028	EUR	400	491		Canada Housing Trust No 1
2.10%, 12/07/2018		$1,105	1,128		1.70%, 12/15/2017(d)	CAD	525	408
2.75%, 12/09/2020		2,685	2,808		2.40%, 12/15/2022(d)		40	33
3.70%, 01/30/2026		1,590	1,743		Colombia Government International Bond
4.70%, 12/09/2035		1,235	1,430		5.63%, 02/26/2044		$950	1,043
4.88%, 12/09/2045		4,050	4,840		7.38%, 03/18/2019		100	114
Michaels Stores Inc					Croatia Government International Bond
5.88%, 12/15/2020(d)		1,007	1,046		6.38%, 03/24/2021		725	799
Rite Aid Corp					Denmark Government Bond
6.13%, 04/01/2023(d)		900	955		1.75%, 11/15/2025	DKK	750	130
Target Corp					Dominican Republic International Bond
3.63%, 04/15/2046		1,035	1,080		6.88%, 01/29/2026(d)		$800	898
Tops Holding LLC / Tops Markets II Corp					France Government Bond OAT
8.00%, 06/15/2022(d)		975	848		0.50%, 05/25/2025	EUR	100	117
Wal-Mart Stores Inc					1.00%, 05/25/2019		200	233
1.00%, 04/21/2017		2,750	2,757		1.75%, 11/25/2024		485	626
6.75%, 10/15/2023		130	171		3.00%, 04/25/2022		740	988
Yum! Brands Inc					3.50%, 04/25/2026		30	45
3.88%, 11/01/2020		575	587		4.50%, 04/25/2041		25	52
			$58,399		Hungary Government International Bond
Savings & Loans - 0.02%					5.38%, 02/21/2023		$960	1,075
Nationwide Building Society					Indonesia Government International Bond
1.25%, 03/03/2025	EUR	500	570		5.38%, 10/17/2023(d)		1,925	2,193
6.87%, 12/29/2049(c),(e)	GBP	100	127		Ireland Government Bond
			$697		3.40%, 03/18/2024	EUR	360	500
Semiconductors - 0.04%					Israel Government International Bond
NXP BV / NXP Funding LLC					4.50%, 01/30/2043		$375	420
4.13%, 06/01/2021(d)		$505	520		Italy Buoni Poliennali Del Tesoro
5.75%, 02/15/2021(d)		200	208		0.25%, 05/15/2018	EUR	235	264
Sensata Technologies UK Financing Co plc					2.50%, 12/01/2024		100	126
6.25%, 02/15/2026(d)		670	725		3.50%, 03/01/2030(d)		500	700
			$1,453		3.75%, 08/01/2021		355	465
					4.25%, 09/01/2019		75	95
					4.75%, 06/01/2017		75	87

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)		Value(000	's)
Sovereign (continued)				Sovereign (continued)
Italy Buoni Poliennali Del				Venezuela Government International Bond
Tesoro (continued)				12.75%, 08/23/2022		$1,245	$655
5.00%, 09/01/2040	EUR	15	$26				$47,340
6.00%, 05/01/2031		20	35	Student Loan Asset Backed Securities - 0.97%
Japan Government Ten Year Bond				Navient Private Education Loan Trust 2014-
0.50%, 12/20/2024	JPY	35,000	365	A
0.60%, 03/20/2023		30,000	311	0.96%, 05/16/2022(d),(e)		516	516
1.40%, 06/20/2019		81,000	832	Navient Private Education Loan Trust 2015-
1.50%, 09/20/2018		139,500	1,418	A
Japan Government Thirty Year Bond				0.98%, 12/15/2021(d),(e)		2,092	2,090
1.50%, 03/20/2045		36,000	471	Navient Student Loan Trust 2014-8
Japan Government Twenty Year Bond				0.77%, 08/25/2020(e)		1,461	1,461
1.40%, 09/20/2034		11,000	132	Navient Student Loan Trust 2015-1
1.50%, 06/20/2034		100,000	1,217	0.79%, 09/26/2022(e)		1,352	1,351
1.90%, 03/20/2024		95,000	1,087	SLM Private Education Loan Trust 2012-A
Mexican Bonos				1.88%, 08/15/2025(d),(e)		3,671	3,680
5.00%, 12/11/2019(e)	MXN	3,500	184	SLM Private Education Loan Trust 2012-C
6.50%, 06/10/2021(e)		11,500	636	1.58%, 08/15/2023(d),(e)		149	149
Mexico Government International Bond				SLM Private Education Loan Trust 2012-E
3.63%, 03/15/2022		$100	106	1.23%, 10/16/2023(d),(e)		1,236	1,234
4.00%, 10/02/2023		230	247	SLM Private Education Loan Trust 2013-A
4.13%, 01/21/2026		2,600	2,824	1.08%, 08/15/2022(d),(e)		2,311	2,311
Netherlands Government Bond				SLM Private Education Loan Trust 2013-B
1.75%, 07/15/2023(d)	EUR	150	193	1.13%, 07/15/2022(d),(e)		3,438	3,438
2.00%, 07/15/2024(d)		170	224	SLM Private Education Loan Trust 2014-A
5.50%, 01/15/2028		25	46	1.08%, 07/15/2022(d),(e)		5,353	5,350
Oman Government International Bond				SLM Student Loan Trust 2012-6
4.75%, 06/15/2026(d)		$800	821	0.77%, 09/25/2019(e)		3,886	3,883
Panama Government International Bond				SMB Private Education Loan Trust 2016-B
4.00%, 09/22/2024		1,200	1,296	1.14%, 11/15/2023(b),(d),(e)		6,000	6,000
Peruvian Government International Bond				Sofi Professional Loan Program 2016-A LLC
5.63%, 11/18/2050		400	507	2.24%, 08/25/2036(d),(e)		4,576	4,666
Poland Government Bond				Sofi Professional Loan Program 2016-B LLC
5.25%, 10/25/2020	PLN	315	91	1.68%, 03/25/2031(d)		3,921	3,926
Poland Government International Bond							$40,055
3.25%, 04/06/2026		$1,000	1,052	Telecommunications - 2.81%
Qatar Government International Bond				AT&T Inc
2.38%, 06/02/2021(d)		3,250	3,275	2.38%, 11/27/2018		795	812
3.25%, 06/02/2026(d)		1,500	1,538	2.45%, 06/30/2020		3,555	3,640
Romanian Government International Bond				2.75%, 05/19/2023	EUR	250	319
4.88%, 01/22/2024(d)		900	1,010	3.40%, 05/15/2025		$2,180	2,257
Russian Foreign Bond - Eurobond				3.60%, 02/17/2023		4,940	5,247
5.00%, 04/29/2020		800	852	3.80%, 03/15/2022		3,867	4,169
7.50%, 03/31/2030(e)		2,686	3,281	4.13%, 02/17/2026		3,355	3,653
Spain Government Bond				4.45%, 05/15/2021		1,360	1,504
0.25%, 04/30/2018	EUR	500	563	4.50%, 05/15/2035		4,555	4,808
1.15%, 07/30/2020		100	117	5.20%, 11/18/2033	GBP	100	174
2.75%, 10/31/2024(d)		175	226	6.00%, 08/15/2040		$1,560	1,920
4.65%, 07/30/2025(d)		40	59	6.38%, 03/01/2041		725	919
4.85%, 10/31/2020(d)		295	397	B Communications Ltd
5.15%, 10/31/2044(d)		25	47	7.38%, 02/15/2021(d)		230	248
5.50%, 04/30/2021(d)		100	140	Bharti Airtel International Netherlands BV
Sri Lanka Government International Bond				5.13%, 03/11/2023(d)		2,400	2,620
6.83%, 07/18/2026(d)		$700	729	CC Holdings GS V LLC / Crown Castle GS
Sweden Government Bond				III Corp
1.50%, 11/13/2023	SEK	550	73	3.85%, 04/15/2023		3,570	3,858
4.25%, 03/12/2019		200	26	Cisco Systems Inc
Switzerland Government Bond				1.60%, 02/28/2019		2,195	2,227
2.50%, 03/08/2036	CHF	30	48	2.20%, 02/28/2021		3,795	3,914
Trinidad & Tobago Government International				Digicel Group Ltd
Bond				8.25%, 09/30/2020(d)		900	821
4.50%, 08/04/2026(b),(d),(g)		$1,700	1,731	Empresa Nacional de Telecomunicaciones
United Kingdom Gilt				SA
1.25%, 07/22/2018	GBP	100	135	4.75%, 08/01/2026(d)		1,150	1,174
1.75%, 07/22/2019		35	48	Frontier Communications Corp
1.75%, 09/07/2022		490	701	8.88%, 09/15/2020		765	822
2.00%, 07/22/2020		40	57	11.00%, 09/15/2025		2,385	2,546
3.25%, 01/22/2044		200	364	10.50%, 09/15/2022		1,250	1,350
4.25%, 12/07/2040		60	123	Goodman Networks Inc
4.75%, 12/07/2030		25	49	0.00%, 07/01/2018(a)		780	400
Uruguay Government International Bond				Intelsat Jackson Holdings SA
5.10%, 06/18/2050		$800	810	6.63%, 12/15/2022		47	32
				7.25%, 04/01/2019		290	217

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value (000's)
Telecommunications (continued)						Transportation (continued)
Intelsat Jackson Holdings SA	(continued)					FedEx Corp (continued)
7.25%, 10/15/2020			$1,220	$888		4.75%, 11/15/2045		$4,850	$5,675
8.00%, 02/15/2024(d)			290	277		Hornbeck Offshore Services Inc
Intelsat Luxembourg SA						5.00%, 03/01/2021		445	279
7.75%, 06/01/2021			1,810	416		Navios Maritime Acquisition Corp / Navios
8.13%, 06/01/2023			630	146		Acquisition Finance US Inc
Level 3 Communications Inc						8.13%, 11/15/2021(d)		2,810	2,164
5.75%, 12/01/2022			855	893		Navios Maritime Holdings Inc / Navios
Level 3 Financing Inc						Maritime Finance II US Inc
4.41%, 01/15/2018(e)			295	296		7.38%, 01/15/2022(d)		1,235	601
5.38%, 01/15/2024			1,685	1,767		8.13%, 02/15/2019		385	183
6.13%, 01/15/2021			270	281		Navios South American Logistics Inc / Navios
Ooredoo International Finance Ltd						Logistics Finance US Inc
3.88%, 01/31/2028			1,300	1,333		7.25%, 05/01/2022(d)		2,610	1,788
Orange SA						Union Pacific Corp
4.00%, 10/29/2049(c),(e)		EUR	200	238		4.38%, 11/15/2065		1,780	1,991
SES SA						United Parcel Service Inc
4.63%, 03/09/2020			250	324		1.63%, 11/15/2025	EUR	250	307
Sprint Capital Corp						5.13%, 02/12/2050	GBP	50	108
6.88%, 11/15/2028			$565	485					$27,803
6.90%, 05/01/2019			640	633		Trucking & Leasing - 0.06%
Sprint Communications Inc						Penske Truck Leasing Co Lp / PTL Finance
6.00%, 11/15/2022			1,720	1,476		Corp
7.00%, 08/15/2020			1,445	1,372		3.38%, 02/01/2022(d)		$2,535	2,587
9.13%, 03/01/2017			236	243
Sprint Corp						TOTAL BONDS			$2,743,646
7.13%, 06/15/2024			1,995	1,763			Principal
7.88%, 09/15/2023			860	785		CONVERTIBLE BONDS - 0.01%	Amount (000's)		Value (000's)
Telstra Corp Ltd						Semiconductors - 0.01%
2.50%, 09/15/2023		EUR	250	321		Jazz US Holdings Inc
T-Mobile USA Inc						8.00%, 12/31/2018		430	605
6.00%, 03/01/2023			$540	571
6.13%, 01/15/2022			185	195		TOTAL CONVERTIBLE BONDS			$605
6.25%, 04/01/2021			2,460	2,574		SENIOR FLOATING RATE INTERESTS - Principal
6.50%, 01/15/2024			190	203		1.99%	Amount (000's) Value (000's)
6.50%, 01/15/2026			1,140	1,235		Aerospace & Defense - 0.06%
6.63%, 04/28/2021			585	615		B/E Aerospace Inc, Term Loan B
Verizon Communications Inc						3.75%, 12/16/2021(e)		$2,545	$2,559
1.06%, 06/09/2017(e)			7,740	7,751
1.35%, 06/09/2017			3,270	3,279		Automobile Manufacturers - 0.04%
1.38%, 08/15/2019(g)			110	110
						FCA US LLC, Term Loan B
2.38%, 02/17/2022		EUR	500	625		3.50%, 05/24/2017(e)		1,026	1,027
2.41%, 09/14/2018(e)			$7,303	7,513
2.63%, 08/15/2026(g)			4,045	4,039		Navistar Inc, Term Loan B
						6.50%, 08/06/2020(e)		476	448
2.63%, 12/01/2031		EUR	150	197
4.07%, 06/18/2024(d)		GBP	100	156					$1,475
4.52%, 09/15/2048			$1,586	1,693		Building Materials - 0.04%
4.75%, 02/17/2034		GBP	150	257		Builders FirstSource Inc, Term Loan B
						6.00%, 07/22/2022(e)		917	920
5.01%, 08/21/2054			$3,493	3,843
						GYP Holdings III Corp, Term Loan B
5.15%, 09/15/2023			7,692	9,017		4.75%, 03/26/2021 (e)		797	789
VimpelCom Holdings BV
7.50%, 03/01/2022(d)			2,100	2,322					$1,709
Vodafone Group PLC						Chemicals - 0.19%
2.50%, 09/26/2022			2,720	2,746		A Schulman Inc, Term Loan B
						4.00%, 05/11/2022(e)		646	647
Wind Acquisition Finance SA
4.75%, 07/15/2020(d)			1,245	1,240		Aruba Investments Inc, Term Loan B
7.38%, 04/23/2021(d)			2,320	2,308		4.50%, 02/02/2022(e)		254	252
				$116,077		Axiall Holdco Inc, Term Loan B
						4.00%, 02/25/2022(e)		912	912
Transportation - 0.67%
Burlington Northern Santa Fe LLC						Emerald Performance Materials LLC, Term
3.85%, 09/01/2023			2,455	2,745		Loan
						7.75%, 07/22/2022(e)		2,570	2,509
4.90%, 04/01/2044			1,005	1,254
						Ineos US Finance LLC,Term Loan B
5.05%, 03/01/2041			1,410	1,762		3.75%, 12/15/2020 (e)		1,806	1,798
CSX Corp
3.95%, 05/01/2050			1,255	1,302		Methanol Holdings Trinidad Ltd, Term Loan
5.50%, 04/15/2041			1,880	2,393		B
						4.25%, 06/16/2022(e)		1,640	1,607
6.25%, 03/15/2018			740	797
7.38%, 02/01/2019			964	1,106					$7,725
Eletson Holdings Inc						Computers - 0.02%
9.63%, 01/15/2022(d)			1,595	1,228		Oberthur Technologies of America Corp,
FedEx Corp						Term Loan B2
						4.50%, 10/18/2019(e)		843	845
1.00%, 01/11/2023		EUR	700	806
4.55%, 04/01/2046			$1,165	1,314

See accompanying notes

Schedule of Investments Core Plus Bond Fund July 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Consumer Products - 0.06%			Internet - 0.01%
Dell International LLC, Term Loan B			Zayo Group LLC, Term Loan B
0.00%, 06/02/2023(e),(i)	$870	$870	3.75%, 05/06/2021(e)	$587	$586
Dell International LLC, Term Loan B2
4.00%, 04/29/2020(e)	1,765	1,765	Investment Companies - 0.04%
		$2,635	Frank Russell Co, Term Loan B
Diversified Financial Services - 0.05%			6.75%, 05/10/2023(e)	1,775	1,664
Delos Finance Sarl, Term Loan B
3.50%, 02/26/2021(e)	1,970	1,977	Lodging - 0.03%
			Hilton Worldwide Finance LLC, Term Loan
Electric - 0.02%			B
Dynegy Inc, Term Loan C			3.50%, 09/23/2020(e)	1,210	1,213
0.00%, 06/22/2023(e),(i)	680	680
			Media- 0.09%
Entertainment - 0.17%			SFR Group SA, Term Loan B
CCM Merger Inc, Term Loan B			5.00%, 01/08/2024(e)	733	734
4.50%, 07/30/2021(e)	1,512	1,515	Univision Communications Inc, Term Loan
Eldorado Resorts Inc, Term Loan B			C3
4.25%, 07/15/2022(e)	861	866	4.00%, 03/01/2020(e)	155	155
Lions Gate Entertainment Corp, Term Loan			Univision Communications Inc, Term Loan
B			C4
5.00%, 03/11/2022(e)	2,180	2,221	4.00%, 03/01/2020(e)	1,383	1,382
Peninsula Gaming LLC, Term Loan B			WideOpenWest Finance LLC, Term Loan B
4.25%, 11/30/2017(e)	830	829	4.50%, 04/01/2019(e)	1,351	1,351
WMG Acquisition Corp, Term Loan B					$3,622
3.75%, 07/07/2020(e)	1,568	1,563	Mining - 0.05%
		$6,994	FMG Resources August 2006 Pty Ltd, Term
Food- 0.05%			Loan B
B&G Foods Inc, Term Loan B			4.25%, 06/30/2019(e)	2,132	2,091
3.75%, 10/21/2022(e)	1,033	1,038
JBS USA LLC, Term Loan B			Oil & Gas - 0.04%
4.00%, 08/18/2022(e)	572	571	Drillships Financing Holding Inc, Term Loan
Pinnacle Foods Finance LLC, Term Loan I			B1
3.24%, 01/13/2023(e)	468	469	6.00%, 03/31/2021(e)	920	331
		$2,078	EP Energy LLC, Term Loan B3
Forest Products & Paper - 0.10%			3.50%, 05/24/2018(e)	590	512
Caraustar Industries Inc, Term Loan B			Seadrill Operating LP, Term Loan B
8.00%, 04/26/2019(e)	560	560	4.00%, 02/12/2021(e)	2,361	1,030
8.00%, 05/01/2019(e)	2,851	2,853			$1,873
NewPage Corp, DIP Term Loan ROLL UP			Oil & Gas Services - 0.07%
12.00%, 07/26/2017(e)	643	364	Navios Maritime Midstream Partners LP,
NewPage Corp, Term Loan B			Term Loan B
0.00%, 02/05/2021(a),(e)	1,282	175	5.50%, 06/15/2020(e)	3,010	2,889
		$3,952	Seventy Seven Operating LLC, Term Loan B
Healthcare - Products - 0.06%			3.75%, 06/17/2021(e)	230	199
Kinetic Concepts Inc, Term Loan F1					$3,088
5.00%, 11/04/2020(e)	1,262	1,263	Packaging & Containers - 0.05%
Mallinckrodt International Finance SA, Term			Berry Plastics Group Inc, Term Loan H
Loan B			3.75%, 10/01/2022(e)	559	561
3.25%, 03/19/2021(e)	1,241	1,235	Coveris Holdings SA
		$2,498	0.00%, 05/08/2019(b),(e),(i)	685	682
Healthcare - Services - 0.19%			SIG Combibloc PurchaseCo Sarl, Term Loan
Acadia Healthcare Co Inc, Term Loan B2			B
4.50%, 02/04/2023(e)	693	695	4.25%, 03/11/2022(e)	662	662
DaVita HealthCare Partners Inc, Term Loan					$1,905
B			Pharmaceuticals - 0.11%
3.50%, 06/18/2021(e)	782	786	DPx Holdings BV, Term Loan B
Lantheus Medical Imaging Inc, Term Loan B			4.25%, 01/22/2021(e)	1,242	1,236
7.00%, 06/24/2022(e)	2,737	2,491	Endo Luxembourg Finance Co I Sarl, Term
MPH Acquisition Holdings LLC, Term Loan			Loan B
B			3.75%, 06/24/2022(e)	159	157
5.00%, 05/25/2023(e)	2,025	2,045	Grifols Worldwide Operations USA Inc, Term
Radnet Management Inc, Term Loan B			Loan B
8.00%, 03/25/2021(e)	1,727	1,666	3.44%, 03/05/2021(e)	1,205	1,208
		$7,683	Valeant Pharmaceuticals International Inc,
Insurance - 0.02%			Term Loan BE1
Asurion LLC, Term Loan			4.75%, 08/05/2020(e)	1,224	1,208
8.50%, 02/19/2021(e)	505	500	Valeant Pharmaceuticals International Inc,
Asurion LLC, Term Loan B1			Term Loan BF1
5.00%, 05/24/2019(e)	208	208	5.00%, 04/01/2022(e)	586	582
Asurion LLC, Term Loan B2					$4,391
4.25%, 06/19/2020(e)	337	336
		$1,044

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
REITS- 0.10%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
iStar Inc, Term Loan B			5.00%, 03/01/2041	$3,493	$3,890
5.50%, 07/01/2020(e)	$4,097	$4,125	5.50%, 03/01/2018	44	45
MGM Growth Properties Operating			5.50%, 08/01/2023	650	706
Partnership LP, Term Loan B			5.50%, 05/01/2033	95	108
4.00%, 04/07/2023(e)	150	151	5.50%, 10/01/2033	86	97
		$4,276	5.50%, 12/01/2033	1,027	1,165
Retail - 0.17%			5.50%, 11/01/2036	727	812
Academy Ltd, Term Loan B			5.50%, 04/01/2038	361	412
5.00%, 06/16/2022(e)	1,316	1,272	5.50%, 08/01/2038	644	743
Dollar Tree Inc, Term Loan B2			5.50%, 03/01/2040	1,003	1,137
4.18%, 07/06/2022(e)	1,655	1,659	6.00%, 07/01/2017	1	1
JC Penny Corp Inc, Term Loan B			6.00%, 03/01/2022	28	32
5.25%, 06/09/2023(e)	665	665	6.00%, 07/01/2023	292	333
KFC Holding Co, Term Loan B			6.00%, 06/01/2028	4	5
3.23%, 06/02/2023(e)	860	864	6.00%, 01/01/2029	2	2
Michaels Stores Inc, Term Loan B2			6.00%, 03/01/2031	16	18
4.00%, 01/20/2028(e)	1,252	1,259	6.00%, 12/01/2031	45	52
PetSmart Inc, Term Loan B			6.00%, 12/01/2032	45	52
4.26%, 03/11/2022(e)	1,332	1,333	6.00%, 02/01/2033	144	164
		$7,052	6.00%, 12/01/2033	57	65
Semiconductors - 0.08%			6.00%, 10/01/2036(e)	351	405
Avago Technologies Cayman Finance Ltd,			6.00%, 12/01/2037(e)	121	137
Term Loan B1			6.00%, 01/01/2038(e)	79	92
4.25%, 11/11/2022(e)	2,220	2,220	6.00%, 01/01/2038	462	541
NXP BV, Term Loan B			6.00%, 07/01/2038	1,831	2,139
3.75%, 11/05/2020(e)	1,005	1,011	6.50%, 03/01/2029	1	1
		$3,231	6.50%, 03/01/2029	9	10
Software - 0.05%			6.50%, 05/01/2029	12	14
Activision Blizzard Inc, Term Loan B			6.50%, 04/01/2031	5	6
3.25%, 07/26/2020(e)	85	86	6.50%, 06/01/2031	1	1
Evergreen Skills Lux Sarl, Term Loan			6.50%, 09/01/2031	4	4
3.75%, 04/08/2021(e)	817	813	6.50%, 02/01/2032	3	4
First Data Corp, Term Loan B			6.50%, 02/01/2032	1	1
4.24%, 07/08/2022(e)	1,230	1,233	6.50%, 05/01/2032	15	17
		$2,132	6.50%, 04/01/2035	102	123
Trucking & Leasing - 0.03%			6.50%, 10/01/2035	76	93
Fly Funding II Sarl, Term Loan			7.00%, 12/01/2029	8	10
3.50%, 08/09/2019(e)	1,188	1,187	7.00%, 06/01/2030	13	15
			7.00%, 12/01/2030	11	12
TOTAL SENIOR FLOATING RATE INTERESTS		$82,165	7.00%, 09/01/2031	2	2
			7.50%, 09/01/2030	1	1
U.S. GOVERNMENT & GOVERNMENT	Principal		7.50%, 09/01/2030	2	2
AGENCY OBLIGATIONS - 37.97%	Amount (000's)	Value (000's)	7.50%, 01/01/2031	12	14
Federal Home Loan Mortgage Corporation (FHLMC) - 4.85%			7.50%, 03/01/2031	3	3
2.08%, 06/01/2043(e)	$1,100	$1,144
2.43%, 12/01/2035(e)	42	44	7.50%, 02/01/2032	5	5
2.57%, 07/01/2034(e)	15	15	8.00%, 09/01/2030	51	56
2.81%, 07/01/2043(e)	5,812	6,037			$200,799
2.83%, 05/01/2037(e)	300	317	Federal National Mortgage Association (FNMA) - 12.95%
			2.19%, 10/01/2034(e)	173	179
2.86%, 01/01/2034(e)	47	48
			2.45%, 12/01/2032(e)	98	102
3.00%, 01/01/2043	3,821	4,006
3.00%, 02/01/2043	1,589	1,668	2.50%, 04/01/2028	3,941	4,095
3.00%, 03/01/2043	706	746	2.50%, 06/01/2028	257	267
3.50%, 06/01/2044	1,537	1,638	2.50%, 09/01/2029	1,258	1,310
			2.50%, 03/01/2030	14,158	14,704
3.50%, 05/01/2045	27,542	29,323	2.50%, 09/01/2030(j)	41,600	43,012
3.50%, 09/01/2045(j)	32,000	33,722
			2.51%, 08/01/2035(e)	219	233
3.50%, 10/01/2045	16,958	18,136	2.59%, 12/01/2036(e)	509	536
4.00%, 02/01/2044	15,502	16,782	2.60%, 07/01/2033(e)	906	950
4.00%, 10/01/2044	3,961	4,288	2.64%, 01/01/2033(e)	88	91
4.00%, 01/01/2045	9,980	10,808	2.67%, 02/01/2036(e)	18	19
4.00%, 01/01/2046	17,288	18,530	2.70%, 04/01/2036(e)	245	257
4.50%, 04/01/2031	1,408	1,545
4.50%, 04/01/2041	8,544	9,334	3.00%, 07/01/2028	7,068	7,450
4.50%, 12/01/2043	7,786	8,570	3.00%, 10/01/2029	1,594	1,680
			3.00%, 10/01/2030	6,333	6,679
4.50%, 09/01/2044	9,999	10,971	3.00%, 09/01/2031(j)	27,000	28,289
5.00%, 03/01/2018	126	130
5.00%, 05/01/2018	93	95	3.00%, 08/01/2034	7,722	8,115
5.00%, 10/01/2018	69	71	3.00%, 10/01/2034	3,982	4,184
5.00%, 01/01/2019	117	120	3.00%, 12/01/2040	226	235
5.00%, 06/01/2031	1,141	1,264	3.00%, 11/01/2042	684	718
5.00%, 02/01/2039	1,263	1,390	3.00%, 03/01/2043	5,959	6,219
5.00%, 09/01/2039	2,988	3,336	3.00%, 04/01/2043	32,392	33,806
5.00%, 08/01/2040	2,858	3,174	3.00%, 04/01/2043	784	818
			3.00%, 05/01/2043	7,543	7,871

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 05/01/2043	$1,198	$1,255		6.50%, 07/01/2037	$428	$522
3.00%, 08/01/2043	5,012	5,231		6.50%, 07/01/2037	609	750
3.00%, 09/01/2045(j)	32,000	33,230		6.50%, 12/01/2037	515	596
3.00%, 05/01/2046	8,404	8,816		6.50%, 02/01/2038	483	589
3.01%, 03/01/2035(e)	3,574	3,806		6.50%, 03/01/2038	250	288
3.13%, 04/01/2033(e)	174	184		6.50%, 09/01/2038	826	976
3.38%, 04/01/2041(e)	985	1,029		7.00%, 02/01/2032	17	18
3.50%, 04/01/2030	10,571	11,372		7.00%, 03/01/2032	37	40
3.50%, 10/01/2033	4,742	5,064		7.50%, 08/01/2032	10	12
3.50%, 08/01/2034	3,461	3,685				$535,844
3.50%, 01/01/2041	369	390		Government National Mortgage Association (GNMA) - 5.98%
3.50%, 05/01/2043	538	575		1.50%, 07/20/2043(e)	1,009	1,037
3.50%, 07/01/2043	2,776	2,970		3.00%, 06/20/2043	4,934	5,201
3.50%, 09/01/2044	8,572	9,160		3.00%, 01/20/2045	2,628	2,763
3.50%, 11/01/2044	5,784	6,172		3.00%, 09/01/2045	68,000	71,290
3.50%, 03/01/2045	11,915	12,739		3.00%, 01/20/2046	9,158	9,631
3.50%, 04/01/2045	5,472	5,820		3.50%, 03/15/2042	1,888	2,041
3.50%, 09/01/2045(j)	71,125	75,025		3.50%, 04/15/2042	466	495
4.00%, 08/01/2020	1,059	1,098		3.50%, 04/15/2042	1,949	2,092
4.00%, 01/01/2029	3,213	3,390		3.50%, 10/15/2042	2,270	2,429
4.00%, 02/01/2031	528	571		3.50%, 06/15/2043	10,763	11,599
4.00%, 03/01/2034	1,183	1,286		3.50%, 01/20/2045	1,101	1,171
4.00%, 04/01/2034	6,189	6,715		3.50%, 08/01/2045	54,500	57,923
4.00%, 05/01/2044	6,002	6,499		4.00%, 02/15/2042	1,515	1,653
4.00%, 06/01/2044	9,401	10,167		4.00%, 08/01/2045(j)	25,000	26,860
4.00%, 02/01/2045	426	457		4.00%, 02/20/2046	14,161	15,130
4.00%, 03/01/2045	6,334	6,792		4.50%, 06/20/2025	4,668	5,035
4.00%, 05/01/2045	23,093	24,980		4.50%, 09/15/2039	507	567
4.00%, 10/01/2045	8,083	8,723		4.50%, 03/15/2040	5,154	5,680
4.00%, 10/01/2045	4,200	4,504		4.50%, 08/15/2040	8,683	9,563
4.00%, 12/01/2045	11,389	12,257		4.50%, 01/20/2044	5,008	5,367
4.50%, 04/01/2024	1,825	1,949		5.00%, 11/15/2033	2,842	3,200
4.50%, 12/01/2044	15,711	17,136		5.00%, 06/15/2034	55	62
4.50%, 10/01/2045	11,568	12,673		5.00%, 10/20/2039	274	305
4.50%, 11/01/2045	2,103	2,301		5.00%, 07/20/2040	474	516
5.00%, 03/01/2018	40	41		5.00%, 02/15/2042	2,042	2,281
5.00%, 09/01/2033	6,254	6,922		5.50%, 10/15/2033	1,005	1,160
5.00%, 02/01/2035	3,249	3,646		5.50%, 05/20/2035	108	122
5.00%, 05/01/2039	2,157	2,407		5.50%, 02/15/2038	1,257	1,416
5.00%, 06/01/2040	180	199		6.00%, 07/20/2028	48	55
5.00%, 05/01/2041	3,617	4,011		6.00%, 11/20/2028	41	47
5.00%, 06/01/2041	3,988	4,458		6.00%, 01/20/2029	45	53
5.00%, 10/01/2041	4,847	5,379		6.00%, 07/20/2029	10	12
5.00%, 01/01/2042	4,409	4,932		6.00%, 08/15/2031	21	24
5.50%, 09/01/2017	5	5		6.00%, 01/15/2032	4	5
5.50%, 10/01/2017	7	7		6.00%, 02/15/2032	39	45
5.50%, 06/01/2020	144	150		6.00%, 02/15/2033	42	49
5.50%, 09/01/2020	740	793		6.00%, 12/15/2033	49	57
5.50%, 02/01/2023	52	58		6.50%, 03/20/2028	8	10
5.50%, 06/01/2023	132	148		6.50%, 05/20/2029	8	9
5.50%, 07/01/2023	4	5		6.50%, 10/15/2032	24	27
5.50%, 07/01/2033	183	207		6.50%, 12/15/2032	90	103
5.50%, 09/01/2033	232	262		7.00%, 06/15/2031	16	20
5.50%, 08/01/2036	2,005	2,257		7.00%, 07/15/2031	2	2
5.50%, 02/01/2037	114	129		7.00%, 06/15/2032	133	156
5.50%, 04/01/2038	3,597	4,069		8.00%, 01/20/2031	6	8
5.50%, 12/01/2038	1,507	1,710				$247,271
5.50%, 05/01/2040	763	856		U.S. Treasury - 13.01%
6.00%, 02/01/2023	21	24		0.50%, 11/30/2016	10,080	10,085
6.00%, 11/01/2035	1,724	1,999		0.50%, 04/30/2017	1,975	1,975
6.00%, 02/01/2038(e)	750	856		0.63%, 08/15/2016	9,020	9,022
6.00%, 05/01/2038	154	176		0.88%, 07/15/2018	8,570	8,603
6.00%, 08/01/2038	235	268		1.25%, 11/30/2018	250	253
6.00%, 08/01/2038	431	491		1.25%, 01/31/2019	300	304
6.00%, 03/01/2040	4,978	5,691		1.25%, 01/31/2020	2,000	2,027
6.50%, 08/01/2017	7	7		1.38%, 12/31/2018(k)	65,520	66,562
6.50%, 05/01/2022	9	10		1.38%, 01/31/2020	85,000	86,497
6.50%, 12/01/2031	7	9		1.38%, 03/31/2020	13,650	13,891
6.50%, 02/01/2032	3	4		1.38%, 04/30/2020	12,450	12,669
6.50%, 02/01/2032	2	2		1.50%, 01/31/2022	2,025	2,066
6.50%, 04/01/2032	7	9		1.63%, 04/30/2023	500	511
6.50%, 06/01/2032	2	3		1.63%, 05/15/2026	30,000	30,449
6.50%, 08/01/2032	11	13		1.75%, 09/30/2019	25,130	25,867

See accompanying notes

Schedule of Investments Core Plus Bond Fund July 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)
1.75%, 10/31/2020	$1,000	$1,032
1.75%, 04/30/2022	1,230	1,271
1.88%, 11/30/2021	30,000	31,214
2.00%, 05/31/2021	4,540	4,746
2.13%, 08/31/2020	6,075	6,360
2.13%, 12/31/2021	95	100
2.13%, 05/15/2025	12,185	12,889
2.25%, 11/15/2025	200	214
2.38%, 05/31/2018	350	361
2.38%, 08/15/2024	325	350
2.50%, 02/15/2045	450	479
2.75%, 08/15/2042	2,645	2,977
2.88%, 08/15/2045	10,390	11,935
3.00%, 11/15/2044	23,400	27,493
3.00%, 05/15/2045	2,545	2,990
3.00%, 11/15/2045	29,000	34,135
3.13%, 02/15/2042	25	30
3.25%, 12/31/2016	150	152
3.38%, 05/15/2044	495	623
3.75%, 11/15/2043(l)	37,035	49,816
3.88%, 08/15/2040	44,545	60,077
4.38%, 05/15/2040	12,140	17,529
4.50%, 02/15/2036	175	254
4.75%, 02/15/2041	70	107
6.25%, 05/15/2030	100	158
		$538,073
U.S. Treasury Bill - 0.24%
0.28%, 09/15/2016(m)	10,000	9,997

U.S. Treasury Inflation-Indexed Obligations - 0.94%
0.13%, 04/15/2019	4,204	4,267
0.13%, 01/15/2022	4,670	4,749
0.13%, 07/15/2024	8,903	9,025
0.25%, 01/15/2025	20,544	20,964
		$39,005
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,570,989
Total Investments		$4,484,460
Other Assets and Liabilities - (8.39)%		$(347,313)
TOTAL NET ASSETS - 100.00%		$4,137,147

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	32.56%
Government	15.35%
Financial	14.01%
Asset Backed Securities	11.54%
Consumer, Non-cyclical	7.77%
Communications	5.66%
Consumer, Cyclical	5.38%
Energy	4.35%
Utilities	3.52%
Industrial	2.95%
Basic Materials	1.86%
Technology	1.70%
Investment Companies	1.66%
Diversified	0.08%
Other Assets and Liabilities	(8.39)%
TOTAL NET ASSETS	100.00%

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $25,619 or 0.62% of net assets.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $619,860 or 14.98% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2016.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	Security is an Interest Only Strip.
(i)	This Senior Floating Rate Note will settle after July 31, 2016, at which time the interest rate will be determined.
(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(k)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $7,141 or 0.17% of net assets.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,787 or 0.07% of net assets.
(m)	Rate shown is the discount rate of the original purchase.

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
July 31, 2016 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/				Upfront		Unrealized
		Receive		Expiration		Premiums		Appreciation/
Reference Entity		Fixed Rate		Date	Notional Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.HY.26			(5.00)%	06/20/2021	$63,000	$(1,733	) $	(1,049)	$(2,782)
CDX.NA.HY.25			(5.00)%	12/20/2020	34,452	144		(1,832)	(1,688)
CDX.NA.HY.25			(5.00)%	12/20/2020	54,450	(162)		(2,505)	(2,667)
Total						$(1,751	) $	(5,386)	$(7,137)

Amounts in thousands

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept			In Exchange For	Fair Value		Asset	Liability
Barclays Bank PLC	09/08/2016	JPY		32,083,427	$299	$315		$16	$—
Total								$16	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver			In Exchange For	Fair Value		Asset	Liability
Barclays Bank PLC	09/08/2016	CHF		65,205	$67	$67		$—	$—
Barclays Bank PLC	09/08/2016	DKK		884,278	135	133		2	—
Barclays Bank PLC	09/08/2016	EUR		7,377,735	8,415	8,260		155	—
Barclays Bank PLC	09/08/2016	GBP		1,074,512	1,555	1,423		132	—
Barclays Bank PLC	09/08/2016	JPY		643,252,547	6,006	6,314		—	(308)
Barclays Bank PLC	09/08/2016	MXN		15,854,064	844	843		1	—
Barclays Bank PLC	09/08/2016	PLN		387,349	100	99		1	—
Brown Brothers Harriman & Co	08/05/2016	EUR		17,494,585	20,194	19,561		633	—
Brown Brothers Harriman & Co	08/05/2016	GBP		4,211,394	6,128	5,574		554	—
Brown Brothers Harriman & Co	09/08/2016	AUD		426,012	313	323		—	(10)
Brown Brothers Harriman & Co	09/08/2016	CAD		621,195	485	476		9	—
Brown Brothers Harriman & Co	09/08/2016	SEK		870,301	108	102		6	—
Total								$1,493	$(318)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type	Long/Short			Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
US 10 Year Note; September 2016		Long		401	$52,984 $			53,352	$368
US 10 Year Ultra Note; September 2016		Long		301	42,376			44,007	1,631
US 2 Year Note; September 2016		Short		284	61,854			62,196	(342)
US 5 Year Note; September 2016		Short		55	6,603			6,711	(108)
US Long Bond; September 2016		Short		25	4,081			4,361	(280)
US Ultra Bond; September 2016		Long		116	20,188			22,102	1,914
Total									$3,183

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Diversified International Fund July 31, 2016 (unaudited)

COMMON STOCKS - 96.93%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.98%				Commercial Services (continued)
WPP PLC	3,435,973	$77,095		Ritchie Bros Auctioneers Inc	607,400	$20,144
				TAL Education Group ADR(a)	531,119	31,979
Aerospace & Defense - 0.45%						$166,269
Thales SA	386,474	35,200		Computers - 1.37%
				Atos SE	268,974	26,367
Agriculture - 2.39%				Capgemini SA	510,290	49,051
British American Tobacco PLC	1,606,574	102,539		CGI Group Inc (a)	653,200	31,713
Imperial Brands PLC	649,178	34,210				$107,131
KT&G Corp	471,165	50,952		Cosmetics & Personal Care - 0.58%
		$187,701		Svenska Cellulosa AB SCA	1,539,065	45,754
Airlines - 0.45%
Ryanair Holdings PLC ADR	502,521	35,563		Distribution & Wholesale - 0.97%
				ITOCHU Corp	2,766,700	31,368
Apparel - 0.64%				Mitsubishi Corp	2,597,000	44,681
Adidas AG	303,618	49,876				$76,049
				Diversified Financial Services - 1.51%
Automobile Manufacturers - 3.17%				Intermediate Capital Group PLC	1,789,395	13,556
Fuji Heavy Industries Ltd	1,807,100	69,040		Macquarie Group Ltd	546,519	30,942
Maruti Suzuki India Ltd	534,388	38,074		ORIX Corp	4,054,690	56,902
Tata Motors Ltd ADR	598,173	22,629		Zenkoku Hosho Co Ltd	430,000	17,007
Toyota Motor Corp	2,116,637	118,605				$118,407
		$248,348		Electric - 2.54%
Automobile Parts & Equipment - 1.51%				Enel SpA	11,083,906	51,015
Bridgestone Corp	682,897	23,649		Iberdrola SA	9,741,801	66,935
Continental AG	230,577	48,356		Korea Electric Power Corp	1,308,242	71,625
Toyota Industries Corp	1,041,600	46,753		Power Grid Corp of India Ltd (a)	3,661,953	9,634
		$118,758				$199,209
Banks - 10.24%				Electrical Components & Equipment - 0.27%
Axis Bank Ltd	4,069,574	33,332		Prysmian SpA	894,586	20,949
Bancolombia SA ADR	419,196	14,320
Bangkok Bank PCL	3,195,700	15,737		Electronics - 1.42%
Bank of Ireland (a)	96,610,019	19,975		Hon Hai Precision Industry Co Ltd	16,013,526	44,191
Bank of Nova Scotia/The	1,024,400	52,026		Hoya Corp	1,371,704	48,669
Bank Rakyat Indonesia Persero Tbk PT	23,332,700	20,609		Yokogawa Electric Corp	1,451,700	18,768
Barclays Africa Group Ltd	3,092,622	34,208				$111,628
BNP Paribas SA	1,551,642	76,969		Energy - Alternate Sources - 0.51%
Credicorp Ltd	202,547	32,474		Vestas Wind Systems A/S	569,543	39,817
Danske Bank A/S	1,403,459	38,167
Erste Group Bank AG	917,435	24,314		Engineering & Construction - 2.99%
HDFC Bank Ltd ADR	329,876	22,851		Aena SA (c)	226,584	32,683
HDFC Bank Ltd (b)	355,715	7,842		Eiffage SA	574,135	44,143
Mediobanca SpA	3,216,136	22,548		Obayashi Corp	2,740,000	29,967
Mitsubishi UFJ Financial Group Inc	17,774,576	89,860		Promotora y Operadora de Infraestructura	1,453,967	16,989
Royal Bank of Canada	1,116,059	68,033		SAB de CV
Sberbank of Russia PJSC ADR	2,816,112	24,537		Skanska AB	1,348,492	28,667
Siam Commercial Bank PCL/The	2,948,900	13,511		Vinci SA	1,078,631	81,982
Skandinaviska Enskilda Banken AB	3,166,208	27,762				$234,431
Sumitomo Mitsui Trust Holdings Inc	8,180,000	27,184		Entertainment - 0.21%
Toronto-Dominion Bank/The	2,358,534	102,766		Paddy Power Betfair PLC	141,994	16,500
Yes Bank Ltd	1,895,530	34,579
		$803,604		Food - 2.74%
Biotechnology - 1.25%				Greencore Group PLC	3,838,231	16,634
China Biologic Products Inc (a)	105,363	12,578		Jeronimo Martins SGPS SA	1,015,732	17,013
CSL Ltd	414,386	37,160		Koninklijke Ahold Delhaize NV (a)	2,663,636	63,592
Genmab A/S (a)	268,430	48,669		Nestle SA	1,165,871	93,424
		$98,407		Tate & Lyle PLC	478,433	4,579
Building Materials - 1.23%				Uni-President Enterprises Corp	9,716,840	19,859
CRH PLC	2,270,483	69,285				$215,101
Kingspan Group PLC	1,159,133	26,940		Food Service - 0.58%
		$96,225		Compass Group PLC	2,377,090	45,160
Chemicals - 1.61%
Evonik Industries AG	1,039,105	32,414		Forest Products & Paper - 1.05%
Givaudan SA	16,008	32,876		Mondi PLC	2,104,109	42,581
Lonza Group AG (a)	324,451	61,101		UPM-Kymmene OYJ	1,924,187	39,682
		$126,391				$82,263
Commercial Services - 2.12%				Gas - 0.72%
Ashtead Group PLC	1,780,203	28,176		National Grid PLC	3,914,924	56,135
Brookfield Business Partners LP	51,060	1,087
Intertek Group PLC	575,278	27,600		Hand & Machine Tools - 0.18%
Kroton Educacional SA	7,068,300	31,827		Fuji Electric Co Ltd	3,169,737	13,990
New Oriental Education & Technology Group	406,749	17,921
Inc ADR				Healthcare - Services - 1.06%
Qualicorp SA	1,144,400	7,535		Fresenius SE & Co KGaA	886,213	66,198

See accompanying notes

     Schedule of Investments Diversified International Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)				Oil & Gas (continued)
ICON PLC (a)	215,752	$16,758		Seven Generations Energy Ltd (a)	1,093,700	$22,952
		$82,956		Statoil ASA	1,054,757	16,768
Holding Companies - Diversified - 1.04%				TOTAL SA	1,844,710	88,720
CK Hutchison Holdings Ltd	2,978,489	34,911				$343,844
Wharf Holdings Ltd/The	6,725,000	46,476		Oil & Gas Services - 0.26%
		$81,387		Technip SA	370,586	20,778
Home Builders - 2.41%
Barratt Developments PLC	7,045,236	40,795		Pharmaceuticals - 6.09%
Haseko Corp	1,522,100	15,996		Actelion Ltd (a)	302,389	53,563
Persimmon PLC	1,100,626	24,574		BTG PLC (a)	1,887,708	16,666
Sekisui House Ltd	3,314,868	55,230		Daiichi Sankyo Co Ltd	1,080,800	25,773
Taylor Wimpey PLC	25,572,085	52,328		Novo Nordisk A/S	2,283,726	129,867
		$188,923		Recordati SpA	725,528	23,547
Home Furnishings - 1.04%				Roche Holding AG	587,350	149,932
Howden Joinery Group PLC	3,068,619	17,547		Shire PLC	1,215,776	78,542
Steinhoff International Holdings NV	10,101,206	63,891				$477,890
		$81,438		Pipelines - 1.36%
Insurance - 4.97%				Keyera Corp	584,360	16,775
AXA SA	2,266,664	46,132		TransCanada Corp	1,934,727	89,709
BB Seguridade Participacoes SA	4,865,700	45,440				$106,484
Direct Line Insurance Group PLC	10,811,152	50,024		Private Equity - 0.63%
Fairfax Financial Holdings Ltd	55,071	29,526		3i Group PLC	6,091,013	49,750
Hannover Rueck SE	601,649	61,540
NN Group NV	1,094,895	29,532		Real Estate - 2.46%
PICC Property & Casualty Co Ltd	8,555,775	13,331		Brookfield Asset Management Inc	2,717,902	93,862
Sanlam Ltd	4,355,356	20,550		Cheung Kong Property Holdings Ltd	3,284,840	23,571
SCOR SE	1,034,980	30,236		Deutsche Wohnen AG	945,922	35,414
Swiss Re AG	421,809	35,359		Vonovia SE	641,387	25,429
Tokio Marine Holdings Inc	734,750	28,440		Wheelock & Co Ltd	2,771,631	14,863
		$390,110				$193,139
Internet - 2.55%				REITS - 0.26%
Alibaba Group Holding Ltd ADR(a)	271,949	22,430		Fibra Uno Administracion SA de CV	10,068,760	20,487
Auto Trader Group PLC (c)	5,416,842	26,585
NAVER Corp	53,890	34,192		Retail - 3.82%
Tencent Holdings Ltd	4,831,332	116,692		Alimentation Couche-Tard Inc	1,531,846	69,257
		$199,899		Dollarama Inc	935,516	69,172
Investment Companies - 0.51%				Lojas Renner SA	3,581,800	30,080
Investor AB	1,160,414	39,967		Pandora A/S	592,129	77,126
				Wal-Mart de Mexico SAB de CV	23,564,178	53,789
Iron & Steel - 0.48%						$299,424
Fortescue Metals Group Ltd	6,588,692	22,471		Semiconductors - 4.54%
Hitachi Metals Ltd	1,402,700	15,595		Infineon Technologies AG	3,193,160	52,937
		$38,066		Samsung Electronics Co Ltd	82,862	114,016
Leisure Products & Services - 0.18%				Taiwan Semiconductor Manufacturing Co Ltd	21,136,544	114,173
Hero MotoCorp Ltd	301,679	14,435		Tokyo Electron Ltd	682,800	58,662
				Ulvac Inc	529,800	16,415
Machinery - Construction & Mining - 1.04%						$356,203
ABB Ltd (a)	2,370,997	50,365		Software - 1.49%
Hitachi Ltd	6,912,000	31,582		Open Text Corp	307,900	18,762
		$81,947		SAP SE	728,443	63,756
Machinery - Diversified - 0.91%				Ubisoft Entertainment SA (a)	831,121	34,113
Hexagon AB	621,482	24,515				$116,631
KION Group AG	280,245	15,367		Telecommunications - 7.86%
Mitsubishi Heavy Industries Ltd	7,418,000	31,534		Bharti Infratel Ltd	4,154,195	24,515
		$71,416		BT Group PLC	11,689,383	63,864
Media - 0.42%				China Mobile Ltd	5,526,046	68,432
ProSiebenSat.1 Media SE	715,842	32,791		China Telecom Corp Ltd	80,315,444	39,694
				Deutsche Telekom AG	3,827,353	65,113
Mining - 1.13%				KDDI Corp	2,265,238	69,514
Kinross Gold Corp (a)	8,456,900	43,721		Koninklijke KPN NV	7,622,210	25,070
Yamana Gold Inc	7,877,700	45,070		Nippon Telegraph & Telephone Corp	1,763,663	83,809
		$88,791		NTT DOCOMO Inc	2,871,300	77,997
Miscellaneous Manufacturers - 0.42%				Orange SA	4,192,381	64,341
FUJIFILM Holdings Corp	913,820	32,786		Telekomunikasi Indonesia Persero Tbk PT	105,268,400	34,266
						$616,615
Oil & Gas - 4.38%				Transportation - 1.55%
Bharat Petroleum Corp Ltd	3,697,790	32,721		Canadian National Railway Co	1,050,248	66,579
Caltex Australia Ltd	1,001,179	25,319		East Japan Railway Co	601,700	55,194
Canadian Natural Resources Ltd	1,194,300	36,168				$121,773
Cenovus Energy Inc	1,191,079	17,050		Water - 0.39%
China Petroleum & Chemical Corp	37,520,000	26,908		Veolia Environnement SA	1,368,184	30,323
Lukoil PJSC ADR	1,120,208	48,216
Royal Dutch Shell PLC - A Shares	1,124,013	29,022		TOTAL COMMON STOCKS		$7,604,214

See accompanying notes

		Schedule of Investments
		Diversified International Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 2.54%	Shares Held	Value(000	's)
Money Market Funds - 2.54%
Goldman Sachs Financial Square Funds -	199,451,268	$199,451
Government Fund

TOTAL INVESTMENT COMPANIES		$199,451
Total Investments		$7,803,665
Other Assets and Liabilities - 0.53%		$41,651
TOTAL NET ASSETS - 100.00%		$7,845,316

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $7,842 or 0.10% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,268 or 0.76% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	15.75%
Canada	11.39%
United Kingdom	9.31%
France	8.01%
Germany	7.00%
Switzerland	6.07%
Denmark	4.26%
China	3.60%
United States	3.54%
Korea, Republic Of	3.44%
India	3.07%
Ireland	2.56%
Hong Kong	2.40%
Taiwan, Province Of China	2.27%
Sweden	2.12%
South Africa	2.06%
Netherlands	1.88%
Italy	1.51%
Brazil	1.47%
Australia	1.46%
Spain	1.28%
Mexico	1.17%
Russian Federation	0.93%
Indonesia	0.70%
Finland	0.51%
Peru	0.41%
Thailand	0.37%
Austria	0.31%
Portugal	0.22%
Norway	0.21%
Colombia	0.18%
Bermuda	0.01%
Other Assets and Liabilities	0.53%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Equity Income Fund July 31, 2016 (unaudited)

COMMON STOCKS - 98.41%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.45%				Insurance - 4.81%
Boeing Co/The	354,849	$47,429		Allstate Corp/The	833,797	$56,973
Lockheed Martin Corp	21,303	5,384		Chubb Ltd	1,137,190	142,444
Raytheon Co	201,933	28,176		MetLife Inc	1,030,302	44,035
		$80,989		Swiss Re AG ADR	1,181,076	24,685
Airlines - 0.81%						$268,137
Delta Air Lines Inc	1,158,456	44,890		Machinery - Diversified - 1.97%
				Deere & Co	1,415,501	109,999
Apparel - 1.03%
VF Corp	922,310	57,580		Media - 0.35%
				Walt Disney Co/The	201,344	19,319
Automobile Manufacturers - 1.56%
PACCAR Inc	1,475,414	87,005		Miscellaneous Manufacturers - 2.15%
				3M Co	190,703	34,014
Automobile Parts & Equipment - 2.11%				Parker-Hannifin Corp	752,057	85,877
Autoliv Inc	750,106	79,361				$119,891
Johnson Controls Inc	837,800	38,472		Oil & Gas - 10.25%
		$117,833		Chevron Corp	668,183	68,475
Banks - 8.81%				Cimarex Energy Co	727,007	87,255
Bank of Nova Scotia/The	1,105,666	56,135		Exxon Mobil Corp	961,079	85,488
Grupo Financiero Santander Mexico SAB de	2,428,921	22,176		HollyFrontier Corp	487,830	12,401
CV ADR				Marathon Petroleum Corp	2,557,107	100,725
JPMorgan Chase & Co	1,820,603	116,464		Occidental Petroleum Corp	1,456,245	108,825
M&T Bank Corp	317,729	36,399		Royal Dutch Shell PLC - B shares ADR	1,996,438	108,227
PNC Financial Services Group Inc/The	1,133,299	93,667				$571,396
US Bancorp	1,911,431	80,605		Pharmaceuticals - 7.86%
Wells Fargo & Co	1,791,713	85,948		Johnson & Johnson	596,997	74,762
		$491,394		Merck & Co Inc	1,369,609	80,341
Beverages - 1.00%				Novartis AG ADR	750,020	62,447
Coca-Cola Co/The	1,147,924	50,084		Pfizer Inc	2,050,208	75,632
Dr Pepper Snapple Group Inc	56,917	5,607		Roche Holding AG ADR	2,827,068	90,721
		$55,691		Teva Pharmaceutical Industries Ltd ADR	1,022,511	54,704
Chemicals - 2.01%						$438,607
Air Products & Chemicals Inc	349,930	52,286		Pipelines - 2.29%
EI du Pont de Nemours & Co	524,721	36,295		Enterprise Products Partners LP	4,484,658	127,678
PPG Industries Inc	226,146	23,680
		$112,261		Private Equity - 1.32%
Computers - 4.54%				KKR & Co LP	5,097,703	73,611
Accenture PLC - Class A	174,081	19,638
Apple Inc	1,418,339	147,805		REITS - 3.50%
EMC Corp	2,141,107	60,551		American Capital Agency Corp	2,001,486	39,209
International Business Machines Corp	156,166	25,083		Annaly Capital Management Inc	5,553,742	60,980
		$253,077		Digital Realty Trust Inc	770,681	80,505
Diversified Financial Services - 7.04%				Host Hotels & Resorts Inc	814,352	14,447
BlackRock Inc	334,931	122,668				$195,141
Discover Financial Services	2,372,534	134,855		Retail - 2.80%
FNF Group	3,589,831	135,229		Costco Wholesale Corp	254,800	42,608
		$392,752		Genuine Parts Co	422,116	43,157
Electric - 5.57%				Starbucks Corp	1,168,669	67,841
Eversource Energy	1,350,349	78,982		Tiffany & Co	41,300	2,665
NextEra Energy Inc	516,844	66,306				$156,271
WEC Energy Group Inc	1,278,360	82,978		Semiconductors - 6.38%
Xcel Energy Inc	1,879,455	82,659		Applied Materials Inc	3,392,464	89,188
		$310,925		Maxim Integrated Products Inc	1,515,352	61,796
Electrical Components & Equipment - 0.85%				Microchip Technology Inc	2,249,831	125,180
Emerson Electric Co	849,199	47,470		Taiwan Semiconductor Manufacturing Co Ltd	2,869,580	79,717
				ADR
Electronics - 1.00%						$355,881
Garmin Ltd	107,302	5,830		Software - 1.62%
Honeywell International Inc	427,228	49,699		Fidelity National Information Services Inc	448,355	35,658
		$55,529		Microsoft Corp	966,546	54,784
Food - 3.23%						$90,442
Kraft Heinz Co/The	845,548	73,047		Telecommunications - 2.73%
Kroger Co/The	3,125,443	106,859		BCE Inc	1,655,209	79,268
		$179,906		Verizon Communications Inc	1,320,926	73,193
Gas - 1.23%						$152,461
Sempra Energy	613,194	68,604		Toys, Games & Hobbies - 2.23%
				Hasbro Inc	1,532,147	124,456
Healthcare - Products - 3.90%
Abbott Laboratories	1,587,568	71,044		Transportation - 2.01%
Becton Dickinson and Co	333,992	58,782		Norfolk Southern Corp	32,970	2,960
Medtronic PLC	998,400	87,490		Union Pacific Corp	781,637	72,731
		$217,316

See accompanying notes

		Schedule of Investments
		Equity Income Fund
		July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Transportation (continued)
United Parcel Service Inc	337,361	$36,469
		$112,160
TOTAL COMMON STOCKS		$5,488,672
INVESTMENT COMPANIES - 1.81%	Shares Held	Value(000	's)
Money Market Funds - 1.81%
Morgan Stanley Institutional Liquidity Funds -	101,171,843	101,172
Government Portfolio

TOTAL INVESTMENT COMPANIES		$101,172
Total Investments		$5,589,844
Other Assets and Liabilities - (0.22)%		$(12,543)
TOTAL NET ASSETS - 100.00%		$5,577,301

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.48%
Consumer, Non-cyclical		15.99%
Technology		12.54%
Energy		12.54%
Consumer, Cyclical		10.54%
Industrial		9.43%
Utilities		6.80%
Communications		3.08%
Basic Materials		2.01%
Investment Companies		1.81%
Other Assets and Liabilities		(0.22)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2016 (unaudited)

	Principal				Principal
BONDS- 91.07%	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Banks- 5.17%				Sovereign (continued)
Banque Centrale de Tunisie International				Kenya Government International Bond
Bond				6.88%, 06/24/2024		$400	$379
5.75%, 01/30/2025		$500	$474	Malaysia Government Bond
Letras del Banco Central de la Republica				3.90%, 11/30/2026	MYR	2,000	504
Argentina				Provincia de Mendoza Argentina
0.00%, 01/18/2017(a)	ARS	5,000	298	8.38%, 05/19/2024		$500	518
VTB Bank OJSC Via VTB Capital SA				Romanian Government International Bond
6.95%, 10/17/2022		$500	518	6.13%, 01/22/2044		500	643
			$1,290	Slovenia Government International Bond
Chemicals - 2.08%				5.50%, 10/26/2022		800	914
Braskem Finance Ltd				Ukraine Government International Bond
5.75%, 04/15/2021		500	520	7.75%, 09/01/2020		975	961
							$10,677
Electric - 2.99%				Supranational Bank - 6.87%
1MDB Energy Ltd				African Export-Import Bank
5.99%, 05/11/2022		700	745	3.88%, 06/04/2018		650	661
				Banque Ouest Africaine de Developpement
Entertainment - 2.06%				5.50%, 05/06/2021		500	525
Codere Finance 2 Luxembourg SA				Black Sea Trade & Development Bank
9.00%, PIK 9.00%, 06/30/2021(b)		500	514	4.88%, 05/06/2021		500	527
							$1,713
Media- 2.06%				Telecommunications - 6.64%
Globo Comunicacao e Participacoes SA				Digicel Group Ltd
4.84%, 06/08/2025(c)		500	513	7.13%, 04/01/2022		500	412
				Digicel Ltd
Oil & Gas - 16.19%				6.00%, 04/15/2021		500	464
CNOOC Finance 2013 Ltd				GTH Finance BV
3.00%, 05/09/2023		500	503	6.25%, 04/26/2020		750	781
Delek & Avner Tamar Bond Ltd							$1,657
5.41%, 12/30/2025(d)		500	531
Genel Energy Finance PLC				TOTAL BONDS			$22,709
7.50%, 05/14/2019(d)		400	302		Principal
Odebrecht Offshore Drilling Finance Ltd				CONVERTIBLE BONDS - 1.54%	Amount (000's)		Value (000's)
6.75%, 10/01/2023		867	139	Investment Companies - 1.54%
Petrobras Global Finance BV				Aabar Investments PJSC
8.38%, 05/23/2021		800	846	1.00%, 03/27/2022	EUR	500	383
8.75%, 05/23/2026		300	312
Petroleos de Venezuela SA				TOTAL CONVERTIBLE BONDS			$383
6.00%, 11/15/2026		1,000	365	Total Investments			$23,092
Tengizchevroil Finance Co International Ltd				Other Assets and Liabilities - 7.39%			$1,844
4.00%, 08/15/2026(d)		600	598
				TOTAL NET ASSETS - 100.00%			$24,936
Zhaikmunai LLP
6.38%, 02/14/2019		500	440
			$4,036	(a) Non-Income Producing Security
Real Estate - 2.11%				(b)			Payment in kind; the issuer has the option of paying additional securities
MAF Global Securities Ltd				in lieu of cash.
7.13%, 10/29/2049(c),(e)		500	526	(c)	Variable Rate. Rate shown is in effect at July 31, 2016.
				(d)			Security exempt from registration under Rule 144A of the Securities Act of
Sovereign - 44.90%				1933. These securities may be resold in transactions exempt from
1MDB Global Investments Ltd				registration, normally to qualified institutional buyers. At the end of the
4.40%, 03/09/2023		1,000	862	period, the value of these securities totaled $3,119 or 12.51% of net assets.
Argentine Republic Government International				(e)			Perpetual security. Perpetual securities pay an indefinite stream of
Bond				interest, but they may be called by the issuer at an earlier date.
6.25%, 04/22/2019		700	742	(f)			Security is Illiquid. At the end of the period, the value of these securities
7.13%, 07/06/2036(d)		500	508	totaled $375 or 1.50% of net assets.
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025	BRL	1,500	421
Export Credit Bank of Turkey
5.38%, 02/08/2021		$1,000	1,013
Gabon Government International Bond
6.38%, 12/12/2024		700	630
Hungary Government International Bond
5.75%, 11/22/2023		500	575
Indonesia Government International Bond
2.63%, 06/14/2023(d)	EUR	500	579
3.75%, 06/14/2028(d)		500	601
Indonesia Treasury Bond
7.88%, 04/15/2019	IDR	5,500,000	433
Iraq International Bond
5.80%, 01/15/2028(f)		$500	375
KazAgro National Management Holding JSC
3.26%, 05/22/2019	EUR	500	537

See accompanying notes

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Country				Percent
Malaysia				8.46%
Argentina				8.29%
Netherlands				7.77%
Supranational				6.87%
Indonesia				6.47%
Bermuda				5.92%
Cayman Islands				4.76%
Luxembourg				4.14%
Turkey				4.06%
Kazakhstan				3.91%
Ukraine				3.85%
Brazil				3.74%
Slovenia				3.67%
Romania				2.58%
Gabon				2.53%
Hungary				2.31%
Israel				2.13%
Virgin Islands, British				2.02%
Tunisia				1.90%
United Arab Emirates				1.54%
Kenya				1.52%
Iraq				1.50%
Venezuela				1.46%
United Kingdom				1.21%
Other Assets and Liabilities				7.39%
TOTAL NET ASSETS				100.00%

Credit Default Swaps

Buy Protection
				(Pay)/			Upfront	Unrealized
				Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity			Fixed Rate	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
HSBC Securities Inc	Mexico Government International			(1.00)%	06/20/2021	$2,500	$46	$13	$59	$—
	Bond
HSBC Securities Inc	South Africa Government			(1.00)%	06/20/2021	750	48	3	51	—
	International Bond
HSBC Securities Inc	Turkey Government International			(1.00)%	06/20/2021	1,000	66	12	78	—
	Bond
HSBC Securities Inc	Turkey Government International			(1.00)%	06/20/2021	1,000	76	2	78	—
	Bond
Total							$236	$30	$266	$—

Sell Protection
		Implied
		Credit Spread		(Pay)/			Upfront	Unrealized
		as of July 31,		Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value (b)
Counterparty (Issuer)	Reference Entity	2016	(c)	Fixed Rate	Date	Amount (a)	Paid/(Received)	(Depreciation)	Asset	Liability
HSBC Securities Inc	Croatia Government	2.33%		1.00%	06/20/2021	$1,000	$(58)	$(3)	$—	$(61)
	International Bond
Total							$(58)	$(3)	$—	$(61)

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $1,000.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2016 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
Stifel, Nicolaus & Company	08/11/2016	TRY	1,140,000	$376	$381		$5	$—
Total							$5	$—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Bank of New York Mellon	08/15/2016	EUR	1,907,130	$2,119	$2,133	$	— $	(14)
Stifel, Nicolaus & Company	08/11/2016	BRL	1,360,000	412	418		—	(6)
Stifel, Nicolaus & Company	08/11/2016	MYR	2,000,000	490	493		—	(3)
Stifel, Nicolaus & Company	08/11/2016	TRY	1,140,000	390	381		9	—
Total							$9	$(23)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
US 10 Year Note; September 2016		Short	40	$5,289		$5,322		$(33)
Total								$(33)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

COMMON STOCKS - 20.10%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.02%				Chemicals (continued)
Multiplus SA	183,600	$2,442		Lenzing AG	11,390	$1,194
				LyondellBasell Industries NV	62,131	4,676
Aerospace & Defense - 0.04%				Sanyo Chemical Industries Ltd	171,000	1,485
BAE Systems PLC	220,845	1,560				$13,771
United Technologies Corp	22,195	2,389		Coal - 0.01%
		$3,949		China Shenhua Energy Co Ltd	471,000	904
Agriculture - 0.50%
Altria Group Inc	116,357	7,877		Commercial Services - 0.72%
British American Tobacco PLC	254,836	16,265		Abertis Infraestructuras SA	1,088,653	17,126
Imperial Brands PLC	134,419	7,084		Ashtead Group PLC	55,609	880
Philip Morris International Inc (a)	236,907	23,752		Atlantia SpA	326,230	8,161
		$54,978		CCR SA	1,138,300	6,554
Airlines - 0.00%				Cengage Learning Holdings II Inc (b),(c)	34,465	793
Air New Zealand Ltd	121,540	194		COSCO Pacific Ltd	6,990,000	7,219
				Jiangsu Expressway Co Ltd	5,202,000	7,360
Automobile Manufacturers - 0.13%				KAR Auction Services Inc	26,355	1,127
Fuji Heavy Industries Ltd	108,800	4,157		Macquarie Infrastructure Corp	18,268	1,400
Honda Motor Co Ltd	148,100	4,012		Sabre Corp	39,987	1,166
New Flyer Industries Inc	27,400	870		Transurban Group	2,841,266	27,147
Toyota Motor Corp	86,400	4,841				$78,933
		$13,880		Computers - 0.04%
Automobile Parts & Equipment - 0.10%				Amdocs Ltd	12,453	727
Allison Transmission Holdings Inc	20,452	589		International Business Machines Corp	24,265	3,897
Georg Fischer AG	1,408	1,148				$4,624
JTEKT Corp	323,500	4,518		Cosmetics & Personal Care - 0.04%
Mando Corp	3,078	716		Pola Orbis Holdings Inc	7,300	719
Tong Yang Industry Co Ltd	756,000	1,361		Procter & Gamble Co/The	37,929	3,246
TS Tech Co Ltd	24,100	549				$3,965
Xinyi Glass Holdings Ltd (b)	2,054,000	1,572		Distribution & Wholesale - 0.06%
		$10,453		H&E Equipment Services Inc	31,758	591
Banks - 1.22%				ITOCHU Corp	539,700	6,119
Aareal Bank AG	38,079	1,251				$6,710
Australia & New Zealand Banking Group Ltd	146,220	2,877		Diversified Financial Services - 0.15%
Bank of Montreal	88,600	5,680		Century Tokyo Leasing Corp	16,200	561
Bank of Nova Scotia/The	166,000	8,431		Intermediate Capital Group PLC	75,964	575
Bank Pembangunan Daerah Jawa Barat Dan	9,387,800	1,023		Moelis & Co	33,492	834
Banten Tbk PT				ORIX Corp	467,400	6,559
Central Pacific Financial Corp	54,802	1,344		T Rowe Price Group Inc	79,514	5,621
China Merchants Bank Co Ltd	283,500	608		Tai Fook Securities Group Ltd	1,598,000	968
Commonwealth Bank of Australia	106,102	6,246		Urban & Civic PLC	401,938	1,186
Danske Bank A/S	55,700	1,515				$16,304
Fifth Third Bancorp	335,837	6,374		Electric - 3.09%
Great Western Bancorp Inc	19,301	640		AES Corp/VA	398,957	4,927
IBERIABANK Corp	22,777	1,423		Alliant Energy Corp	225,399	9,072
Industrial Bank of Korea	162,759	1,724		Ameren Corp	21,500	1,128
JPMorgan Chase & Co (a)	301,096	19,261		Avangrid Inc	98,900	4,464
National Australia Bank Ltd	339,127	6,856		Avista Corp	27,732	1,206
National Bank of Canada	192,900	6,605		CMS Energy Corp (a)	223,600	10,102
Natixis SA	100,265	413		Dominion Resources Inc/VA (a)	162,000	12,639
PacWest Bancorp	128,700	5,322		DTE Energy Co (a)	225,300	21,971
Resona Holdings Inc	2,208,900	8,811		Duke Energy Corp	331,398	28,364
Sumitomo Mitsui Financial Group Inc	284,100	9,006		Edison International	102,800	7,955
Sumitomo Mitsui Trust Holdings Inc	2,387,000	7,932		El Paso Electric Co	114,670	5,468
SunTrust Banks Inc	275,027	11,631		Enel SpA	1,163,178	5,354
Toronto-Dominion Bank/The	129,609	5,647		Entergy Corp	134,025	10,908
Wells Fargo & Co (a)	258,127	12,382		Eversource Energy (a)	493,122	28,843
		$133,002		Exelon Corp	296,408	11,050
Beverages - 0.01%				Iberdrola SA	2,345,276	16,114
Ambev SA	147,700	854		Infraestructura Energetica Nova SAB de CV	170,000	686
				Iren SpA	394,243	648
Building Materials - 0.07%				NextEra Energy Inc (a)	307,368	39,432
CSR Ltd	1,627,618	4,764		Origin Energy Ltd	285,693	1,205
Kingspan Group PLC	17,414	405		PG&E Corp	446,419	28,544
Masco Corp	30,688	1,120		Pinnacle West Capital Corp (a)	30,100	2,374
Sika AG	82	384		Portland General Electric Co	157,440	6,876
Universal Forest Products Inc	8,149	881		Power Assets Holdings Ltd	939,000	9,205
		$7,554		SCANA Corp (a)	295,000	22,107
Chemicals - 0.13%				Southern Co/The	120,000	6,420
Cabot Corp	27,902	1,358		SSE PLC	806,950	16,198
Denka Co Ltd	303,000	1,314		WEC Energy Group Inc (a)	120,000	7,789
DIC Corp	25,500	602		Xcel Energy Inc	372,157	16,368
Dow Chemical Co/The	36,838	1,977				$337,417
Huntsman Corp	75,330	1,165

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electrical Components & Equipment - 0.07%				Home Furnishings - 0.00%
Emerson Electric Co	126,811	$7,089		Targus Group International Inc (b),(e),(f)	75,881	$127
Kung Long Batteries Industrial Co Ltd	211,000	1,022
		$8,111		Insurance - 0.19%
Electronics - 0.03%				American Financial Group Inc/OH	8,200	599
Alps Electric Co Ltd	34,800	775		Beazley PLC	112,982	592
FLEXium Interconnect Inc	133,000	355		Direct Line Insurance Group PLC	102,810	476
Hu Lane Associate Inc	307,000	1,375		Hannover Rueck SE	28,740	2,940
Mycronic AB	43,731	507		Muenchener Rueckversicherungs-Gesellschaft	11,662	1,945
		$3,012		AG in Muenchen
Energy - Alternate Sources - 0.08%				NN Group NV	29,121	785
NextEra Energy Partners LP	223,600	6,983		Old Republic International Corp	52,381	1,015
Pattern Energy Group Inc	51,600	1,257		SCOR SE	21,145	618
		$8,240		Swiss Re AG	89,177	7,475
Engineering & Construction - 0.20%				Travelers Cos Inc/The	39,275	4,565
Aena SA (d)	15,871	2,289				$21,010
BBA Aviation PLC	968,852	3,051		Investment Companies - 0.01%
China Machinery Engineering Corp	715,000	448		SmartGroup Corp Ltd	118,162	632
Fraport AG Frankfurt Airport Services	120,273	6,578		THL Credit Inc	25,463	298
Worldwide						$930
Grupo Aeroportuario del Pacifico SAB de CV	434,796	4,274		Iron & Steel - 0.01%
Grupo Aeroportuario del Sureste SAB de CV	36,540	562		POSCO	1,839	373
Japan Airport Terminal Co Ltd	63,900	2,815		Schnitzer Steel Industries Inc	25,351	494
Kyudenko Corp	29,000	1,020				$867
LendLease Group	50,000	510		Lodging - 0.01%
		$21,547		Star Entertainment Grp Ltd/The	179,356	810
Entertainment - 0.03%
AMC Entertainment Holdings Inc	30,173	888		Machinery - Construction & Mining - 0.06%
Marriott Vacations Worldwide Corp	12,318	940		ABB Ltd (b)	330,613	7,023
Regal Entertainment Group	19,456	457
Vail Resorts Inc	8,343	1,194		Machinery - Diversified - 0.01%
		$3,479		Doosan Heavy Industries & Construction Co	21,384	503
Food - 0.01%				Ltd
Ingredion Inc	6,206	827		Ebara Corp	199,000	1,082
						$1,585
Forest Products & Paper - 0.10%				Media - 0.34%
Domtar Corp	85,233	3,355		Charter Communications Inc (a),(b)	85,824	20,157
International Paper Co	89,918	4,119		Comcast Corp - Class A	258,000	17,351
Stora Enso OYJ	126,461	1,149				$37,508
UPM-Kymmene OYJ	97,403	2,009		Mining - 0.04%
		$10,632		BHP Billiton Ltd	95,547	1,416
Gas - 0.82%				Boliden AB	30,770	677
Atmos Energy Corp	26,937	2,149		HudBay Minerals Inc	205,100	1,023
CenterPoint Energy Inc	85,700	2,050		Mirabela Nickel Ltd (b),(e),(f)	26,307,311	—
Gas Natural SDG SA	105,181	2,176		Vedanta Ltd ADR	112,214	1,091
National Grid PLC ADR(a)	73,100	5,296				$4,207
National Grid PLC	1,791,361	25,686		Miscellaneous Manufacturers - 0.11%
NiSource Inc (a)	283,394	7,272		AO Smith Corp	9,342	867
Rubis SCA	93,684	7,561		General Electric Co	85,899	2,675
Sempra Energy (a)	203,500	22,768		Hill & Smith Holdings PLC	29,474	418
Snam SpA	783,427	4,535		Siemens AG	75,542	8,200
South Jersey Industries Inc	15,500	494				$12,160
UGI Corp	211,518	9,573		Oil & Gas - 0.98%
		$89,560		BP PLC	586,018	3,316
Hand & Machine Tools - 0.01%				Chevron Corp	124,199	12,728
Basso Industry Corp	482,900	1,509		China Petroleum & Chemical Corp	5,444,000	3,904
				EOG Resources Inc	30,100	2,459
Healthcare - Products - 0.01%				Exxon Mobil Corp (a)	201,974	17,965
Fisher & Paykel Healthcare Corp Ltd	76,239	578		Helmerich & Payne Inc	15,913	986
				Marathon Petroleum Corp	43,000	1,694
Healthcare - Services - 0.02%				Murphy Oil Corp	34,755	953
HealthSouth Corp	34,526	1,486		Noble Corp plc	43,570	322
Quest Diagnostics Inc	14,658	1,266		Pioneer Natural Resources Co	17,200	2,796
		$2,752		Royal Dutch Shell PLC ADR(a)	465,000	24,082
Holding Companies - Diversified - 0.10%				Royal Dutch Shell PLC - A Shares	200,653	5,181
China Merchants Holdings International Co	3,744,000	11,012		Royal Dutch Shell PLC - B Shares	244,733	6,510
Ltd				Statoil ASA	352,559	5,605
				Suncor Energy Inc	371,000	9,985
Home Builders - 0.06%				Tesoro Corp	6,125	466
Bellway PLC	9,653	268		TORC Oil & Gas Ltd	154,000	833
Galliford Try PLC	28,071	364		TOTAL SA	136,874	6,583
Persimmon PLC	13,090	292		Whitecap Resources Inc	123,140	914
Sekisui House Ltd	361,500	6,023				$107,282
		$6,947

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas Services - 0.04%				REITS (continued)
Schlumberger Ltd	53,639	$4,319		CYS Investments Inc (a)	639,057	$5,720
				DDR Corp	67,804	1,338
Packaging & Containers - 0.04%				Dexus Property Group	1,672,171	12,419
RPC Group PLC	107,410	1,226		Digital Realty Trust Inc	34,662	3,621
Sonoco Products Co	51,820	2,639		Duke Realty Corp	263,380	7,583
		$3,865		Education Realty Trust Inc	69,000	3,322
Pharmaceuticals - 0.80%				EPR Properties (a)	59,033	4,960
AbbVie Inc (a)	261,039	17,289		Equinix Inc	21,979	8,196
GlaxoSmithKline PLC	292,046	6,522		Equity One Inc (a)	300,872	10,010
Johnson & Johnson	91,915	11,510		Equity Residential (a)	264,046	17,952
Kaken Pharmaceutical Co Ltd	5,900	390		Essex Property Trust Inc (a)	44,359	10,375
Merck & Co Inc	339,066	19,890		Eurocommercial Properties NV	39,000	1,728
Pfizer Inc (a)	758,811	27,993		Fortune Real Estate Investment Trust	1,665,000	2,137
Recordati SpA	33,101	1,074		Frasers Logistics & Industrial Trust (b)	6,234,105	4,603
Roche Holding AG	12,538	3,201		General Growth Properties Inc	241,930	7,730
		$87,869		GEO Group Inc/The	155,690	5,388
Pipelines - 0.89%				Goodman Group	1,100,000	6,309
Enbridge Inc	231,900	9,540		GPT Group/The	1,750,000	7,464
Enterprise Products Partners LP (a)	348,300	9,916		Granite Real Estate Investment Trust	145,000	4,513
Kinder Morgan Inc/DE	856,165	17,406		Healthcare Trust of America Inc	88,220	3,004
ONEOK Inc	68,828	3,083		Highwoods Properties Inc	17,510	976
Pembina Pipeline Corp	269,500	7,860		Hoshino Resorts REIT Inc	230	2,818
Spectra Energy Corp	328,620	11,820		Hospitality Properties Trust (a)	139,910	4,464
TransCanada Corp	552,872	25,636		Hospitality Property Fund Ltd	200,000	177
Williams Cos Inc/The (a)	368,000	8,821		Hulic Reit Inc	271	479
Williams Partners LP	95,000	3,547		Industrial & Infrastructure Fund Investment	1,140	6,568
		$97,629		Corp
Private Equity - 0.01%				Investa Office Fund	650,000	2,264
AURELIUS Equity Opportunities SE & Co	23,440	1,429		Japan Hotel REIT Investment Corp	6,343	5,320
KGaA				Japan Logistics Fund Inc	2,750	6,451
				Japan Rental Housing Investments Inc	3,350	2,876
Real Estate - 0.80%				Kenedix Retail REIT Corp	1,267	3,463
ADO Properties SA (d)	250,000	10,171		Kilroy Realty Corp	99,000	7,248
Aeon Mall Co Ltd	250,000	3,359		Klepierre	209,006	10,022
Atrium European Real Estate Ltd (b)	227,000	1,000		Lamar Advertising Co	100,073	6,791
Beijing Capital Land Ltd	1,322,000	505		Land Securities Group PLC	491,856	7,120
BUWOG AG (b)	48,749	1,182		Liberty Property Trust (a)	237,200	9,815
Citycon OYJ	2,255,857	5,643		Link REIT	193,000	1,442
Croesus Retail Trust	9,692,415	6,173		LondonMetric Property PLC	1,690,000	3,617
Deutsche Wohnen AG	187,000	7,001		Mapletree Commercial Trust	1,642,400	1,941
Fabege AB	220,900	3,944		MCUBS MidCity Investment Corp	169	617
Frasers Centrepoint Ltd	1,000,000	1,132		Merlin Properties Socimi SA	436,666	5,003
Guangzhou R&F Properties Co Ltd	2,200,000	3,339		Mid-America Apartment Communities Inc	26,284	2,787
Henderson Land Development Co Ltd	566,500	3,382		Mirvac Group	6,183,543	10,344
K Wah International Holdings Ltd	1,449,000	733		Monmouth Real Estate Investment Corp	94,777	1,310
KWG Property Holding Ltd	762,000	473		National Storage Affiliates Trust	410,414	8,771
Mitsui Fudosan Co Ltd	624,400	13,516		New Residential Investment Corp	93,202	1,274
New World Development Co Ltd	4,733,000	5,516		NewRiver Retail Ltd	1,436,464	5,703
Religare Health Trust	2,644,100	1,993		Nomura Real Estate Master Fund Inc	4,256	7,053
Sponda OYJ	655,000	3,004		Orix JREIT Inc	350	646
Sumitomo Realty & Development Co Ltd	290,000	7,504		Physicians Realty Trust	200,061	4,345
TLG Immobilien AG	130,000	2,910		PLA Administradora Industrial S de RL de CV	3,700,000	6,129
				(b)
Tokyo Tatemono Co Ltd	170,000	2,117		Prologis Inc (a)	238,250	12,982
UNITE Group PLC/The	260,000	2,179
Vukile Property Fund Ltd	400,000	519		QTS Realty Trust Inc	21,611	1,237
				Sabra Health Care REIT Inc (a)	384,280	9,188
		$87,295
REITS - 5.19%				Saul Centers Inc	48,800	3,278
Agree Realty Corp	53,961	2,737		Scentre Group	1,000,000	4,030
AIMS AMP Capital Industrial REIT	3,159,750	3,459		Sekisui House Reit Inc	4,313	6,132
Alexandria Real Estate Equities Inc	91,620	10,289		Senior Housing Properties Trust	240,000	5,330
				Simon Property Group Inc (a)	152,357	34,591
Altarea SCA	20,835	4,078
American Tower Corp	84,096	9,736		SL Green Realty Corp	70,000	8,247
Apartment Investment & Management Co	197,890	9,097		Spirit Realty Capital Inc	970,000	13,260
Brandywine Realty Trust	160,000	2,699		Spring Real Estate Investment Trust	14,436,000	6,457
Care Capital Properties Inc	170,000	5,029		STAG Industrial Inc	361,135	9,166
CBL & Associates Properties Inc	859,188	10,559		Stockland	1,541,000	5,914
Champion REIT	3,500,000	2,023		STORE Capital Corp	241,446	7,531
City Office REIT Inc	220,000	2,983		Sun Communities Inc	170,849	13,523
Cominar Real Estate Investment Trust	73,200	1,002		Sunstone Hotel Investors Inc	185,000	2,460
Communications Sales & Leasing Inc	129,000	4,009		Taubman Centers Inc	46,000	3,722
Corporate Office Properties Trust	39,694	1,189		Vastned Retail NV	76,000	3,190
Crown Castle International Corp (a)	509,996	49,486		Welltower Inc	95,000	7,536
CubeSmart (a)	396,184	11,770		Wereldhave NV	169,920	8,227
				WP Glimcher Inc	217,429	2,757

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Water (continued)
WPT Industrial Real Estate Investment Trust	200,000	$2,230		Veolia Environnement SA	207,419	$4,597
		$567,339				$27,559
Retail - 0.02%				TOTAL COMMON STOCKS		$2,197,653
Man Wah Holdings Ltd	1,976,800	1,444		INVESTMENT COMPANIES - 4.12%	Shares Held	Value(000	's)
Texas Roadhouse Inc	12,671	598		Money Market Funds - 4.12%
Xtep International Holdings Ltd	1,282,500	661		BlackRock Liquidity Funds FedFund Portfolio	48,965,004	48,965
		$2,703		Morgan Stanley Institutional Liquidity Funds -	401,989,962	401,990
Savings & Loans - 0.04%				Government Portfolio
Banc of California Inc	40,762	904				$450,955
Berkshire Hills Bancorp Inc	34,154	901		TOTAL INVESTMENT COMPANIES		$450,955
New York Community Bancorp Inc	64,163	927		CONVERTIBLE PREFERRED STOCKS -
Provident Financial Services Inc	58,537	1,179		0.05%	Shares Held	Value(000	's)
		$3,911		Banks - 0.05%
Semiconductors - 0.18%				Wells Fargo & Co (g)	3,902	5,195
BE Semiconductor Industries NV	17,863	530
CEVA Inc (b),(e),(f)	123	43		TOTAL CONVERTIBLE PREFERRED STOCKS		$5,195
Intel Corp	298,980	10,422		PREFERRED STOCKS - 2.01%	Shares Held	Value(000	's)
King Yuan Electronics Co Ltd	402,000	385		Banks - 0.75%
Powertech Technology Inc	403,000	1,026		AgriBank FCB (g)	33,000	3,563
Silicon Motion Technology Corp ADR	11,547	597		Bank of America Corp 6.63%; Series I (g)	18,146	484
Taiwan Semiconductor Manufacturing Co Ltd	1,205,000	6,509		Bank of New York Mellon Corp/The (g)	7,968	211
		$19,512		Barclays Bank PLC 8.13%; Series 5 (g)	154,120	4,029
Software - 0.22%				Citigroup Inc 6.88%; Series K (g)	163,700	4,873
CA Inc	173,020	5,995		Citigroup Inc 7.13%; Series J (g)	223,000	6,708
Hansen Technologies Ltd	167,171	527		CoBank ACB 6.20%; Series H (g)	7,000	714
InterXion Holding NV (b)	131,200	4,970		CoBank ACB 6.25%; Series F (g)	50,000	5,175
Microsoft Corp (a)	212,482	12,044		Deutsche Bank Contingent Capital Trust II (g)	135,124	3,394
		$23,536		Fifth Third Bancorp (g)	209,585	6,499
Storage & Warehousing - 0.05%				Goldman Sachs Group Inc/The (g)	32,200	872
Safestore Holdings PLC	1,208,258	5,923		Huntington Bancshares Inc/OH (g)	117,900	3,267
				ING Groep NV 6.13% (g)	132,464	3,447
Supranational Bank - 0.01%				JPMorgan Chase & Co 6.10% (g)	23,400	634
Banco Latinoamericano de Comercio Exterior	42,389	1,158		M&T Bank Corp 6.38%; Series A (g)	1,505	1,565
SA				Morgan Stanley 7.13%; Series E (g)	4,021	121
				PNC Financial Services Group Inc/The (g)	234,700	7,116
Telecommunications - 1.30%				Royal Bank of Scotland Group PLC 5.75%;	213,807	5,356
AT&T Inc (a)	509,456	22,054		Series L (g)
BCE Inc (a)	223,600	10,708		State Street Corp 5.25%; Series C (g)	220,550	5,803
Cisco Systems Inc	408,272	12,464		State Street Corp 5.90%; Series D (g)	65,000	1,913
Cleveland Unlimited Inc (b),(e),(f)	1	10		TCF Financial Corp (g)	48,227	1,283
Deutsche Telekom AG	104,663	1,781		US Bancorp (g)	356,543	9,281
Frontier Communications Corp	731,000	3,801		Valley National Bancorp (g)	184,000	5,349
HKT Trust & HKT Ltd	2,591,318	4,098		Wells Fargo & Co 6.63% (g)	1,861	56
Infrastrutture Wireless Italiane SpA (d)	472,205	2,363				$81,713
KDDI Corp	119,900	3,679		Diversified Financial Services - 0.05%
Level 3 Communications Inc (b)	132,000	6,679		Affiliated Managers Group Inc 6.38%	22,111	594
Mobile TeleSystems PJSC ADR	104,831	932		Charles Schwab Corp/The 6.00%; Series C (g)	165,953	4,628
MTN Group Ltd	1,048,930	10,603				$5,222
Nippon Telegraph & Telephone Corp	109,500	5,203		Electric - 0.16%
NTT DOCOMO Inc	191,600	5,205		Dominion Resources Inc/VA	200,000	5,118
Orange SA	250,083	3,838		Entergy Arkansas Inc 4.90%	13,312	337
Spark New Zealand Ltd	825,569	2,356		Entergy Arkansas Inc 5.75%	56,299	1,451
Telenor ASA	183,708	3,076		Entergy Louisiana LLC 4.70%	170,915	4,396
Telstra Corp Ltd	1,804,439	7,914		Entergy Louisiana LLC 5.88%	5,220	134
TELUS Corp	103,200	3,452		Entergy New Orleans Inc 5.00%	52,335	1,346
T-Mobile US Inc (b)	97,000	4,495		Interstate Power & Light Co (g)	78,658	2,175
Verizon Communications Inc (a)	454,129	25,164
				NextEra Energy Capital Holdings Inc 5.13%;	83,016	2,157
Vodafone Group PLC ADR	86,000	2,657		Series I
		$142,532				$17,114
Transportation - 0.63%				Food - 0.01%
CSX Corp	242,753	6,877		Dairy Farmers of America Inc 7.88% (d),(g)	10,000	1,040
East Japan Railway Co	209,400	19,208
Groupe Eurotunnel SE	670,019	6,963		Insurance - 0.44%
Kamigumi Co Ltd	502,000	4,518		Aegon NV 6.38% (g)	330,080	8,552
Kansas City Southern	28,135	2,704		Aflac Inc	159,572	4,248
Sankyu Inc	105,000	596		Allstate Corp/The 6.63%; Series E (g)	118,903	3,366
Union Pacific Corp (a)	306,918	28,559		Allstate Corp/The 6.75%; Series C (g)	43,356	1,205
		$69,425		American Financial Group Inc/OH 5.75%	1,442	38
Water - 0.25%				American Financial Group Inc/OH 6.38%	22,964	612
American Water Works Co Inc (a)	159,100	13,138		Arch Capital Group Ltd (g)	92,770	2,556
Cia de Saneamento Basico do Estado de Sao	238,679	2,253		Aspen Insurance Holdings Ltd 7.25% (g)	77,542	2,054
Paulo ADR				Axis Capital Holdings Ltd 6.88%; Series C (g)	138,578	3,656
United Utilities Group PLC	562,741	7,571		Delphi Financial Group Inc 7.38%	294,254	6,345

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares Held		Value(000	's)		Principal
Insurance (continued)					BONDS (continued)	Amount (000's)		Value(000	's)
Hartford Financial Services Group Inc/The		153,051	$4,801		Apparel (continued)
Protective Life Corp 6.25%		122,005	3,182		Hanesbrands Inc
Reinsurance Group of America Inc		22,411	687		4.63%, 05/15/2024(d)		$6,000	$6,150
RenaissanceRe Holdings Ltd 5.38%; Series E		12,525	329					$8,267
(g)					Automobile Asset Backed Securities - 0.09%
Torchmark Corp		65,202	1,687		Capital Auto Receivables Asset Trust 2016-2
XLIT Ltd (g)		6,623	5,166		1.07%, 01/22/2019(f),(h)		5,000	5,000
			$48,484		World Omni Automobile Lease Securitization
Media- 0.01%					Trust 2016-A
Comcast Corp		33,673	909		0.89%, 02/15/2019(f),(h)		5,000	5,000
								$10,000
REITS- 0.18%					Automobile Manufacturers - 0.03%
Digital Realty Trust Inc 6.63%; Series F (g)		62,726	1,645		Fiat Chrysler Finance Europe
Digital Realty Trust Inc 7.00%; Series E (g)		17,565	447		4.75%, 07/15/2022	EUR	1,000	1,223
Digital Realty Trust Inc 7.38%; Series H (g)		8,320	238		6.75%, 10/14/2019		1,200	1,539
Equity Residential (g)		20,702	1,355		Jaguar Land Rover Automotive PLC
Kimco Realty Corp 5.50%; Series J (g)		68,294	1,786		3.88%, 03/01/2023	GBP	600	798
National Retail Properties Inc (g)		65,768	1,710					$3,560
Prologis Inc - Series Q (g)		92,034	6,491		Automobile Parts & Equipment - 0.05%
PS Business Parks Inc 6.00%; Series T (g)		114,591	2,989		LKQ Italia Bondco SpA
Public Storage Inc 5.88%; Series A (g)		57,851	1,637		3.88%, 04/01/2024(d)	EUR	800	943
Public Storage Inc 6.00%; Series Z (g)		20,000	567		Metalsa SA de CV
Public Storage Inc 6.38%; Series Y (g)		12,032	340		4.90%, 04/24/2023(d)		$1,583	1,567
Ventas Realty LP / Ventas Capital Corp		3,047	83		Schaeffler Holding Finance BV
			$19,288		5.75%, PIK 6.50%, 11/15/2021(i)	EUR	2,847	3,438
Savings & Loans - 0.01%								$5,948
Astoria Financial Corp (g)		2,980	81		Banks- 2.94%
First Niagara Financial Group Inc (g)		39,846	1,031		ABN AMRO Bank NV
			$1,112		6.25%, 09/13/2022(h)		$2,000	2,090
Telecommunications - 0.28%					Australia & New Zealand Banking Group
Centaur Funding Corp 9.08% (d)		11,900	14,161		Ltd/United Kingdom
Qwest Corp 7.00%		44,419	1,161		6.75%, 12/29/2049(d),(g)		1,000	1,087
Qwest Corp 7.38%		265,375	6,862		Banco Bilbao Vizcaya Argentaria SA
Qwest Corp 7.50%		136,946	3,510		9.00%, 05/29/2049(g)		3,000	3,098
Telephone & Data Systems Inc 6.88%		25,608	667		Banco de Bogota SA
Telephone & Data Systems Inc 7.00%		121,891	3,110		6.25%, 05/12/2026(d)		3,819	4,029
Verizon Communications Inc		65,121	1,812		Banco de Credito del Peru
			$31,283		4.25%, 04/01/2023		669	721
Transportation - 0.12%					Banco Hipotecario SA
CEVA Group PLC (b),(e),(f)		267	93		9.75%, 11/30/2020(d)		3,670	4,046
Seaspan Corp (e)		533,750	13,456		Banco Inbursa SA Institucion de Banca
			$13,549		Multiple
TOTAL PREFERRED STOCKS			$219,714		4.13%, 06/06/2024(d)		2,860	2,921
	Principal				Banco Nacional de Costa Rica
BONDS- 65.31%	Amount (000's)		Value(000	's)	5.88%, 04/25/2021(d)		3,969	4,143
Advertising - 0.06%					Banco Santander SA
MDC Partners Inc					6.38%, 05/29/2049(g),(h)		2,000	1,832
6.50%, 05/01/2024(d)		$6,650	$6,434		Bancolombia SA
					5.13%, 09/11/2022		3,602	3,719
Aerospace & Defense - 0.54%					5.95%, 06/03/2021		2,430	2,661
Leonardo-Finmeccanica SpA					Bank of America Corp
4.50%, 01/19/2021	EUR	3,200	4,072		6.25%, 09/29/2049(g),(h)		4,600	4,818
LMI Aerospace Inc					6.50%, 10/29/2049(g),(h)		700	764
7.38%, 07/15/2019		$4,607	4,688		Bank of Ceylon
StandardAero Aviation Holdings Inc					6.88%, 05/03/2017		2,095	2,145
10.00%, 07/15/2023(d)		6,100	6,313		Bank of New York Mellon Corp/The
TA MFG. Ltd					4.95%, 12/29/2049(g),(h)		4,000	4,080
3.63%, 04/15/2023	EUR	1,700	1,808		Barclays PLC
TransDigm Inc					3.65%, 03/16/2025		4,200	4,141
5.50%, 10/15/2020		$26,656	27,322		6.63%, 06/29/2049(g),(h)		1,961	1,836
6.00%, 07/15/2022		2,540	2,621		8.25%, 12/29/2049(g),(h)		4,000	4,070
6.38%, 06/15/2026(d)		11,850	12,176		BBVA Banco Continental SA
			$59,000		5.00%, 08/26/2022(d)		1,399	1,551
					BBVA Bancomer SA/Texas
Agriculture - 0.13%					6.75%, 09/30/2022(d)		4,015	4,575
Vector Group Ltd
7.75%, 02/15/2021		11,806	12,352		BNP Paribas SA
7.75%, 02/15/2021(d)		2,000	2,093		7.20%, 06/29/2049(d),(g)		4,400	4,872
					7.37%, 12/29/2049(d),(g),(h)		3,000	3,060
			$14,445
					Cadence Financial Corp
Apparel - 0.08%					4.88%, 06/28/2019(d)		3,500	3,185
Hanesbrands Finance Luxembourg SCA
					CITIC Ltd
3.50%, 06/15/2024	EUR	1,000	1,160		8.62%, 05/29/2049(g),(h)		3,500	3,934
3.50%, 06/15/2024(d)		825	957

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Banks (continued)				Banks (continued)
Citigroup Capital III				Societe Generale SA (continued)
7.63%, 12/01/2036	$8,600	$11,124		8.00%, 12/29/2049(d),(g),(h)		$1,000	$988
Citigroup Inc				8.25%, 09/29/2049(g),(h)		7,500	7,631
6.30%, 12/29/2049(g),(h)	6,500	6,663		Standard Chartered PLC
Citizens Financial Group Inc				5.70%, 03/26/2044		6,100	6,790
5.50%, 12/29/2049(g),(h)	6,000	5,910		7.01%, 07/29/2049(d),(g)		4,150	4,420
Commerzbank AG				UBS Group AG
8.13%, 09/19/2023(d)	500	582		6.87%, 12/29/2049(g),(h)		5,500	5,397
Cooperatieve Rabobank UA				US Bancorp
11.00%, 12/29/2049(d),(g),(h)	9,015	11,021		5.12%, 12/29/2049(g),(h)		4,200	4,415
Corestates Capital III				Wells Fargo & Co
1.20%, 02/15/2027(d),(h)	500	430		7.98%, 12/31/2049(g),(h)		12,000	12,735
Credit Agricole SA							$321,746
6.63%, 09/29/2049(d),(g),(h)	4,000	3,812		Beverages - 0.02%
8.12%, 09/19/2033(d),(h)	4,000	4,386		Cott Finance Corp
8.38%, 12/31/2049(d),(g),(h)	4,000	4,513		5.50%, 07/01/2024(d)	EUR	2,050	2,421
Credit Suisse Group AG
7.50%, 12/29/2049(d),(g),(h)	1,000	1,035		Building Materials - 0.41%
Development Bank of Kazakhstan JSC				Cemex Finance LLC
4.13%, 12/10/2022(d)	4,080	3,972		9.38%, 10/12/2022(d)		$4,482	4,947
Dresdner Funding Trust I				Cemex SAB de CV
8.15%, 06/30/2031(d)	5,000	5,895		5.70%, 01/11/2025(d)		571	572
Export-Import Bank of India				6.13%, 05/05/2025(d)		3,335	3,427
3.38%, 08/05/2026(d),(f),(j)	3,820	3,834		7.25%, 01/15/2021(d)		1,184	1,287
Finansbank AS/Turkey				7.75%, 04/16/2026(d)		2,657	2,949
6.25%, 04/30/2019(d)	7,557	7,873		HeidelbergCement AG
First Maryland Capital I				2.25%, 03/30/2023	EUR	500	585
1.68%, 01/15/2027(h)	10,000	8,200		HeidelbergCement Finance Luxembourg SA
Fleet Capital Trust V				7.50%, 04/03/2020		2,000	2,773
1.65%, 12/18/2028(h)	7,500	6,413		Reliance Intermediate Holdings LP
Goldman Sachs Group Inc/The				6.50%, 04/01/2023(d)		$16,250	17,062
5.70%, 12/29/2049(g),(h)	2,000	2,030		Standard Industries Inc/NJ
Grupo Aval Ltd				5.50%, 02/15/2023(d)		3,600	3,753
4.75%, 09/26/2022(d)	1,258	1,214		Summit Materials LLC / Summit Materials
HBOS Capital Funding LP				Finance Corp
6.85%, 03/29/2049(g)	10,000	10,075		8.50%, 04/15/2022(d)		4,150	4,472
HSBC Capital Funding Dollar1 LP				Votorantim Cimentos SA
10.18%, 12/29/2049(d),(g),(h)	4,000	5,880		7.25%, 04/05/2041(d)		2,642	2,543
HSBC Holdings PLC							$44,370
6.87%, 12/29/2049(g),(h)	14,800	15,244		Chemicals - 0.42%
ICICI Bank Ltd				A Schulman Inc
6.37%, 04/30/2022(h)	4,100	4,170		6.88%, 06/01/2023(d)		970	985
Itau Unibanco Holding SA/Cayman Island				Axalta Coating Systems US Holdings Inc /
5.65%, 03/19/2022(d)	3,795	3,928		Axalta Coating Systems Dutch Holding B
JPMorgan Chase & Co				5.75%, 02/01/2021	EUR	3,900	4,539
5.30%, 12/29/2049(g),(h)	2,000	2,059		Braskem America Finance Co
6.13%, 12/29/2049(g),(h)	4,000	4,260		7.13%, 07/22/2041(d)		$5,010	5,030
6.75%, 01/29/2049(g),(h)	19,000	21,397		Braskem Finance Ltd
KeyCorp Capital III				5.75%, 04/15/2021		2,875	2,990
7.75%, 07/15/2029	795	956		7.38%, 10/29/2049(d),(g)		1,533	1,514
M&T Bank Corp				Consolidated Energy Finance SA
6.45%, 12/29/2049(g),(h)	535	595		6.75%, 10/15/2019(d)		5,360	5,320
6.88%, 12/29/2049(g)	1,900	1,914		GCP Applied Technologies Inc
Morgan Stanley				9.50%, 02/01/2023(d)		2,850	3,220
5.55%, 12/29/2049(g),(h)	1,250	1,266		INEOS Group Holdings SA
Nordea Bank AB				5.75%, 02/15/2019	EUR	1,800	2,068
5.50%, 09/29/2049(d),(g),(h)	4,100	4,064		Mexichem SAB de CV
5.50%, 09/29/2049(g),(h)	9,000	8,921		5.88%, 09/17/2044(d)		$1,947	1,920
6.13%, 12/29/2049(d),(g),(h)	2,000	1,980		OCP SA
NTC Capital II				5.63%, 04/25/2024(d)		794	861
1.27%, 04/15/2027(h)	4,830	4,202		PQ Corp
PNC Financial Services Group Inc/The				6.75%, 11/15/2022(d)		2,650	2,787
6.75%, 07/29/2049(g),(h)	8,500	9,552		PSPC Escrow Corp
Provident Funding Associates LP / PFG				6.00%, 02/01/2023	EUR	3,500	3,404
Finance Corp				Sinochem Offshore Capital Co Ltd
6.75%, 06/15/2021(d)	4,820	4,603		3.25%, 04/29/2019(d)		$7,298	7,505
Royal Bank of Scotland Group PLC				Trinseo Materials Operating SCA / Trinseo
7.50%, 12/29/2049(g),(h)	6,163	5,984		Materials Finance Inc
7.65%, 08/29/2049(g),(h)	600	704		6.38%, 05/01/2022	EUR	3,400	3,955
8.00%, 12/29/2049(g),(h)	600	596					$46,098
Societe Generale SA
1.40%, 12/29/2049(d),(g),(h)	3,000	2,835
7.88%, 12/29/2049(d),(g),(h)	2,000	1,900

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)
Coal- 0.53%				Commercial Mortgage Backed Securities (continued)
CONSOL Energy Inc				COMM 2014-CCRE17 Mortgage Trust
5.88%, 04/15/2022	$6,545	$5,973		0.33%, 05/10/2047(d),(h),(k)		$44,717	$930
8.00%, 04/01/2023	5,300	5,088		0.96%, 05/10/2047(d),(h),(k)		62,604	2,963
Foresight Energy LLC / Foresight Energy				4.30%, 05/10/2047(d),(h)		5,311	3,357
Finance Corp				4.80%, 05/10/2047(d),(h)		12,469	11,272
0.00%, 08/15/2021(b),(d),(e)	66,260	46,713		COMM 2014-CCRE21 Mortgage Trust
		$57,774		1.42%, 12/10/2047(d),(h),(k)		20,879	1,992
Commercial Mortgage Backed Securities - 14.34%				COMM 2014-LC17 Mortgage Trust
Banc of America Commercial Mortgage Trust				3.11%, 10/10/2047(d)		4,383	2,553
2006-6				3.69%, 10/10/2047(d),(h)		4,133	3,238
5.48%, 10/10/2045	5,000	4,952		Comm 2014-UBS2 Mortgage Trust
Banc of America Merrill Lynch Commercial				5.18%, 03/10/2047(d),(h)		13,190	11,435
Mortgage Inc				COMM 2014-UBS3 Mortgage Trust
4.77%, 07/10/2043	14,250	5,789		1.29%, 06/10/2047(d),(h),(k)		60,721	4,308
4.85%, 07/10/2043	9,500	1,636		4.81%, 06/10/2047(d),(h)		21,861	18,103
5.35%, 11/10/2042(h)	3,044	2,435		COMM 2014-UBS5 Mortgage Trust
CD 2006-CD2 Mortgage Trust				3.49%, 09/10/2047(d),(h)		10,000	7,539
5.39%, 01/15/2046(h)	8,671	7,352		COMM 2014-UBS6 Mortgage Trust
CD 2007-CD4 Commercial Mortgage Trust				0.50%, 12/10/2047(d),(h),(k)		60,589	2,118
5.40%, 12/11/2049	38,210	30,173		COMM 2015-LC23 Mortgage Trust
CFCRE Commercial Mortgage Trust 2011-				3.65%, 10/10/2053(d),(h)		6,000	4,959
C1				Commercial Mortgage Pass Through
5.86%, 04/15/2044(d),(h)	5,550	6,208		Certificates
Citigroup Commercial Mortgage Trust 2007-				3.50%, 02/10/2047(d)		18,498	11,212
C6				Commercial Mortgage Trust 2007-GG9
5.71%, 07/10/2017(d),(h)	30,000	22,594		5.51%, 03/10/2039		53,926	49,228
5.71%, 12/10/2049(h)	19,345	14,572		5.53%, 03/10/2039		14,000	11,785
Citigroup Commercial Mortgage Trust 2012-				Credit Suisse Commercial Mortgage Trust
GC8				Series 2006-C1
4.88%, 09/10/2045(d),(h)	1,875	1,551		5.67%, 02/15/2039(h)		4,745	4,739
Citigroup Commercial Mortgage Trust 2013-				5.67%, 02/15/2039(d),(h)		23,036	22,994
GC15				Credit Suisse Commercial Mortgage Trust
4.25%, 09/10/2046(d),(h)	16,492	11,292		Series 2007-C1
5.10%, 09/10/2046(d),(h)	7,700	7,542		5.42%, 02/15/2040		16,780	16,666
Citigroup Commercial Mortgage Trust 2014-				5.46%, 02/15/2040		30,000	15,605
GC19				Credit Suisse Commercial Mortgage Trust
1.23%, 03/10/2047(d),(h),(k)	15,244	1,112		Series 2007-C5
4.90%, 03/10/2047(d),(h)	3,380	2,864		0.38%, 09/15/2040(d),(h),(k)		223,639	708
Citigroup Commercial Mortgage Trust 2014-				Credit Suisse First Boston Mortgage Securities
GC23				Corp
1.30%, 07/10/2047(d),(h),(k)	55,444	4,030		5.20%, 12/15/2040(d),(h)		969	967
Citigroup Commercial Mortgage Trust 2015-				Credit Suisse Mortgage Capital Certificates
GC27				2006	-C4
4.43%, 02/10/2048(h)	5,000	4,963		5.54%, 09/15/2039(h)		29,489	29,289
Citigroup Commercial Mortgage Trust 2016-				CSAIL 2015-C1 Commercial Mortgage Trust
GC37				0.50%, 04/15/2050(d),(h),(k)		62,192	2,237
1.81%, 04/10/2049(h),(k)	15,328	2,027		DBUBS 2011-LC1 Mortgage Trust
COMM 2012-CCRE1 Mortgage Trust				0.31%, 11/10/2046(d),(h),(k)		142,384	1,826
2.46%, 05/15/2045(d)	13,993	10,059		DBUBS 2011-LC2 Mortgage Trust
5.35%, 05/15/2045(d),(h)	8,889	9,239		1.33%, 07/10/2044(d),(h),(k)		11,370	482
COMM 2012-CCRE4 Mortgage Trust				DBUBS 2011-LC3 Mortgage Trust
4.57%, 10/15/2045(d),(h)	5,000	4,912		3.75%, 08/10/2044(d)		12,029	9,977
COMM 2012-CCRE5 Mortgage Trust				FHLMC Multifamily Structured Pass Through
4.33%, 12/10/2045(d),(h)	3,475	3,447		Certificates
4.33%, 12/10/2045(d),(h)	7,500	7,003		0.73%, 03/25/2020(h),(k)		149,978	3,167
COMM 2013-CCRE11 Mortgage Trust				1.15%, 01/25/2021(h),(k)		59,922	2,548
0.88%, 10/10/2046(d),(f),(h),(k)	40,266	1,950		1.36%, 11/25/2019(h),(k)		55,560	1,929
4.37%, 10/10/2046(d),(h)	5,108	3,576		1.41%, 08/25/2020(h),(k)		27,693	1,189
5.17%, 10/10/2046(d),(h)	13,519	13,068		1.45%, 08/25/2016(h),(k)		11,388	1
Comm 2013-CCRE13 Mortgage Trust				1.46%, 04/25/2041(h),(k)		86,714	4,308
4.75%, 12/10/2023(d),(h)	6,421	6,080		1.50%, 04/25/2017(h),(k)		64,510	358
4.75%, 12/10/2023(d),(h)	18,660	13,249		1.59%, 05/25/2041(h)		159,348	13,738
COMM 2013-CCRE6 Mortgage Trust				1.62%, 08/25/2040(h),(k)		73,469	3,503
1.48%, 03/10/2046(h),(k)	86,425	3,816		1.66%, 06/25/2042(h),(k)		13,000	550
4.17%, 03/10/2046(d),(h)	12,700	11,576		1.70%, 04/25/2045(h),(k)		48,322	1,956
4.17%, 03/10/2046(d),(h)	10,500	7,351		1.87%, 05/25/2040(h),(k)		100,659	8,918
COMM 2013-CCRE7 Mortgage Trust				1.90%, 11/25/2039(h),(k)		68,598	2,771
4.35%, 03/10/2046(d),(h)	7,500	7,041		2.00%, 09/25/2039(h),(k)		32,000	1,282
COMM 2013-LC6 Mortgage Trust				2.10%, 10/25/2025(h),(k)		47,224	1,899
4.28%, 01/10/2046(d),(h)	5,205	4,720		2.21%, 12/25/2039(h),(k)		25,654	2,509
COMM 2014-CCRE15 Mortgage Trust				2.25%, 01/25/2041(h),(k)		15,544	1,381
4.26%, 02/10/2047(d),(h)	5,414	3,615		2.52%, 07/25/2039(h),(k)		89,000	3,931
				2.58%, 11/25/2041(h),(k)		25,000	2,815

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
FHLMC Multifamily Structured Pass Through				JP Morgan Chase Commercial Mortgage
Certificates (continued)				Securities Trust 2010-CNTR
2.58%, 12/25/2043(h),(k)	$72,451	$7,233		1.99%, 08/05/2032(d),(h),(k)	$11,724	$672
2.80%, 08/25/2039(h),(k)	38,877	4,592		JP Morgan Chase Commercial Mortgage
2.81%, 01/25/2043(h),(k)	85,739	9,358		Securities Trust 2011-C3
3.23%, 02/25/2042(h),(k)	92,991	12,579		4.41%, 02/15/2046(d)	4,330	3,888
3.61%, 06/25/2041(h),(k)	4,400	676		JP Morgan Chase Commercial Mortgage
4.63%, 11/25/2044(h),(k)	1,800	310		Securities Trust 2011-C5
FREMF 2011-K704 Mortgage Trust				4.00%, 08/15/2046(d)	6,000	4,918
0.10%, 10/25/2030(d),(h),(k)	558,791	935		5.32%, 08/15/2046(d),(h)	4,844	5,024
FREMF 2016-KBAM Mortgage Trust				JP Morgan Chase Commercial Mortgage
7.71%, 09/25/2022(d),(h)	84,100	80,172		Securities Trust 2012-C6
GE Capital Commercial Mortgage Corp				2.97%, 05/15/2045(d)	7,500	5,487
4.48%, 06/10/2048(h)	747	746		JP Morgan Chase Commercial Mortgage
GE Commercial Mortgage Corp Series 2007-				Securities Trust 2012-C8
C1 Trust				2.75%, 10/15/2045(d),(h)	8,553	6,093
5.54%, 12/10/2049(d)	9,000	8,700		JP Morgan Chase Commercial Mortgage
5.61%, 12/10/2049(h)	9,075	8,780		Securities Trust 2013-C10
GS Mortgage Securities Corp II				0.36%, 12/15/2047(d),(h),(k)	276,436	5,756
3.38%, 05/10/2050(h)	4,500	3,143		JP Morgan Chase Commercial Mortgage
4.85%, 11/10/2045(d),(h)	8,500	6,588		Securities Trust 2013-C16
4.85%, 11/10/2045(d),(h)	5,000	4,709		1.23%, 12/15/2046(d),(h),(k)	20,750	1,652
GS Mortgage Securities Trust 2010-C1				3.74%, 12/15/2046(d)	10,000	7,566
1.45%, 08/10/2043(d),(h),(k)	45,138	2,132		4.97%, 12/15/2046(d),(h)	16,203	15,502
GS Mortgage Securities Trust 2010-C2				JP Morgan Chase Commercial Mortgage
5.18%, 12/10/2043(d),(h)	5,000	5,138		Securities Trust 2013-LC11
GS Mortgage Securities Trust 2011-GC5				0.99%, 04/15/2046(d),(h),(k)	49,841	2,579
5.39%, 08/10/2044(d),(h)	3,660	3,382		1.53%, 04/15/2046(h),(k)	73,773	4,940
GS Mortgage Securities Trust 2012-GC6				JP Morgan Chase Commercial Mortgage
0.20%, 01/10/2045(d),(h),(k)	226,505	2,248		Securities Trust 2014-C20
GS Mortgage Securities Trust 2012-GCJ7				1.15%, 07/15/2047(h),(k)	94,524	4,966
5.73%, 05/10/2045(d),(h)	7,429	7,362		JPMBB Commercial Mortgage Securities
GS Mortgage Securities Trust 2013-GC16				Trust 2013-C12
3.50%, 11/10/2046(d),(h)	2,500	1,671		4.09%, 07/15/2045(h)	13,826	12,357
5.32%, 11/10/2046(d),(h)	3,544	3,280		JPMBB Commercial Mortgage Securities
GS Mortgage Securities Trust 2013-GCJ14				Trust 2013-C15
4.77%, 08/10/2046(d),(h)	3,500	3,368		1.49%, 11/15/2045(d),(h),(k)	11,500	968
4.77%, 08/10/2046(d),(h)	7,742	6,659		3.50%, 11/15/2045(d)	9,191	6,854
4.77%, 08/10/2046(d),(h)	2,500	2,073		5.05%, 11/15/2045(d),(h)	23,750	23,203
GS Mortgage Securities Trust 2014-GC26				JPMBB Commercial Mortgage Securities
1.20%, 11/10/2047(d),(h),(k)	29,811	2,554		Trust 2014-C18
4.51%, 11/10/2047(d),(h)	2,500	2,009		1.10%, 02/15/2047(h),(k)	57,772	2,996
JP Morgan Chase Commercial Mortgage				4.81%, 02/15/2047(d),(h)	7,850	6,673
Securities Trust 2005-CIBC12				JPMBB Commercial Mortgage Securities
4.99%, 09/12/2037	81	81		Trust 2014-C23
JP Morgan Chase Commercial Mortgage				0.87%, 09/15/2047(h),(k)	94,038	3,685
Securities Trust 2005-LDP1				JPMBB Commercial Mortgage Securities
5.78%, 03/15/2046(d),(h)	2,190	2,190		Trust 2014-C24
JP Morgan Chase Commercial Mortgage				3.93%, 11/15/2047(d),(h)	18,500	14,657
Securities Trust 2005-LDP4				JPMBB Commercial Mortgage Securities
5.13%, 10/15/2042	5,926	5,914		Trust 2014-C26
JP Morgan Chase Commercial Mortgage				4.43%, 01/15/2048(h)	5,000	5,243
Securities Trust 2006-CIBC16				JPMBB Commercial Mortgage Securities
5.62%, 05/12/2045	20,140	19,464		Trust 2015-C28
JP Morgan Chase Commercial Mortgage				0.50%, 10/15/2048(d),(h),(k)	54,005	1,933
Securities Trust 2006-CIBC17				1.20%, 10/15/2048(h),(k)	62,576	4,122
5.49%, 12/12/2043	28,436	11,628		4.24%, 10/15/2048(h)	8,600	8,189
JP Morgan Chase Commercial Mortgage				JPMBB Commercial Mortgage Securities
Securities Trust 2006-LDP6				Trust 2015-C29
5.67%, 04/15/2043(h)	473	472		3.70%, 05/15/2048(h)	4,500	3,320
JP Morgan Chase Commercial Mortgage				JPMBB Commercial Mortgage Securities
Securities Trust 2006-LDP7				Trust 2015-C30
5.99%, 04/17/2045(h)	9,000	6,655		0.72%, 07/15/2048(h),(k)	83,877	3,308
JP Morgan Chase Commercial Mortgage				JPMBB Commercial Mortgage Securities
Securities Trust 2006-LDP9				Trust 2015-C31
5.34%, 05/15/2047	1,000	994		0.50%, 08/15/2048(d),(h),(k)	42,377	1,558
JP Morgan Chase Commercial Mortgage				LB Commercial Mortgage Trust 2007-C3
Securities Trust 2007-CIBC19				5.92%, 07/15/2044(h)	5,000	4,920
5.70%, 02/12/2049(h)	35,000	29,050		5.92%, 07/15/2044(h)	12,738	12,761
JP Morgan Chase Commercial Mortgage				LB-UBS Commercial Mortgage Trust 2003-
Securities Trust 2007-CIBC20				C8
6.18%, 02/12/2051(d),(h)	5,755	5,592		0.19%, 09/15/2037(d),(h),(k)	733	—

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2004-				Morgan Stanley Bank of America Merrill
C1				Lynch Trust 2014-C18 (continued)
5.00%, 01/15/2036	$1,000	$20		4.49%, 10/15/2047		$4,408	$4,688
LB-UBS Commercial Mortgage Trust 2005-				Morgan Stanley Bank of America Merrill
C3				Lynch Trust 2015-C20
4.95%, 07/15/2040(h)	1,183	1,246		1.39%, 02/15/2048(d),(h),(k)		41,500	4,195
LB-UBS Commercial Mortgage Trust 2006-				Morgan Stanley Bank of America Merrill
C6				Lynch Trust 2015-C26
5.47%, 09/15/2039(h)	8,500	7,571		3.06%, 10/15/2048(d),(h)		2,185	1,598
LB-UBS Commercial Mortgage Trust 2006-				Morgan Stanley Bank of America Merrill
C7				Lynch Trust 2016-C29
5.41%, 11/15/2038	25,021	19,268		1.66%, 05/15/2049(h),(k)		42,448	4,868
LB-UBS Commercial Mortgage Trust 2007-				Morgan Stanley Capital I Trust 2007-HQ13
C6				5.93%, 12/15/2044		13,275	12,934
6.14%, 07/15/2040(h)	13,250	12,754		Morgan Stanley Capital I Trust 2011-C3
6.14%, 07/15/2040(h)	8,841	8,166		0.97%, 07/15/2049(d),(h),(k)		26,015	760
LB-UBS Commercial Mortgage Trust 2007-				UBS Commercial Mortgage Trust 2012-C1
C7				0.34%, 05/10/2045(d),(h),(k)		143,076	2,799
6.24%, 09/15/2045(h)	8,845	8,299		5.00%, 05/10/2045(d)		8,000	6,958
LB-UBS Commercial Mortgage Trust 2008-				UBS-Barclays Commercial Mortgage Trust
C1				2012	-C2
6.07%, 04/15/2041(h)	11,147	7,023		1.64%, 05/10/2063(d),(h),(k)		35,133	1,966
Merrill Lynch Mortgage Trust 2006-C1				UBS-Barclays Commercial Mortgage Trust
5.55%, 05/12/2039(h)	15,000	12,819		2012	-C3
Merrill Lynch Mortgage Trust 2007-C1				4.96%, 08/10/2049(d),(h)		25,827	26,371
5.83%, 06/12/2050(h)	15,870	260		4.96%, 08/10/2049(d),(h)		20,994	19,326
5.83%, 06/12/2050(h)	10,932	109		UBS-Barclays Commercial Mortgage Trust
ML-CFC Commercial Mortgage Trust 2006-				2012	-C4
3				4.50%, 12/10/2045(d),(h)		21,000	20,846
5.48%, 07/12/2046(h)	21,265	21,167		4.50%, 12/10/2045(d),(h)		17,981	14,920
5.52%, 07/12/2046(h)	20,750	20,237		UBS-Barclays Commercial Mortgage Trust
5.55%, 07/12/2046(h)	2,500	1,961		2013	-C5
ML-CFC Commercial Mortgage Trust 2007-				4.09%, 03/10/2046(d),(h)		5,709	3,997
5				4.22%, 03/10/2046(d),(h)		9,150	8,466
5.45%, 08/12/2048	15,070	12,607		Wachovia Bank Commercial Mortgage Trust
ML-CFC Commercial Mortgage Trust 2007-				Series 2006-C26
9				6.06%, 06/15/2045(h)		13,067	11,796
6.18%, 09/12/2049(h)	35,490	28,441		Wachovia Bank Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill				Series 2006-C29
Lynch Trust 2012-C5				5.37%, 11/15/2048		18,379	18,092
0.08%, 08/15/2045(d),(h),(k)	221,584	1,110		Wachovia Bank Commercial Mortgage Trust
4.68%, 08/15/2045(d),(h)	6,787	6,732		Series 2007-C30
Morgan Stanley Bank of America Merrill				5.46%, 12/15/2043(h)		6,778	6,485
Lynch Trust 2013-C10				5.48%, 12/15/2043		22,500	21,119
4.08%, 07/15/2046(d),(h)	5,609	5,190		Wachovia Bank Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill				Series 2007-C34
Lynch Trust 2013-C11				6.02%, 05/15/2046(h)		8,718	8,535
0.72%, 08/15/2046(h),(k)	162,199	3,347		Wachovia Commercial Mortgage Securities
Morgan Stanley Bank of America Merrill				Inc Commercial Mortgage Pass Through
Lynch Trust 2013-C13				Certificates Series 2003 C5
4.89%, 11/15/2046(d),(h)	5,462	5,356		2.02%, 06/15/2035(d),(h),(k)		421	3
Morgan Stanley Bank of America Merrill				Wells Fargo Commercial Mortgage Trust
Lynch Trust 2013-C8				2010	-C1
1.06%, 12/15/2048(h),(k)	92,396	4,874		0.59%, 11/15/2043(d),(h),(k)		13,678	317
4.06%, 12/15/2048(d),(h)	18,500	16,690		Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill				2014-L	C18
Lynch Trust 2013-C9				1.19%, 12/15/2047(h),(k)		85,548	5,971
4.16%, 05/15/2046(d),(h)	4,150	3,140		3.96%, 12/15/2047(d),(h)		13,500	10,724
Morgan Stanley Bank of America Merrill				Wells Fargo Commercial Mortgage Trust
Lynch Trust 2014-C14				2015	-C28
4.83%, 02/15/2047(d),(h)	10,331	7,802		4.14%, 05/15/2048(h)		10,000	7,662
Morgan Stanley Bank of America Merrill				Wells Fargo Commercial Mortgage Trust
Lynch Trust 2014-C15				2015-NX	S1
0.90%, 04/15/2047(d),(f),(h),(k)	67,485	3,965		2.88%, 05/15/2048(d),(h)		6,916	3,550
4.90%, 04/15/2047(d),(h)	8,786	7,887		4.10%, 05/15/2048(h)		3,500	2,869
4.90%, 04/15/2047(d),(h)	4,000	3,133		Wells Fargo Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill				2015-NX	S2
Lynch Trust 2014-C16				4.25%, 07/15/2058(h)		9,153	7,025
4.26%, 06/15/2047(d),(h)	17,104	12,423		Wells Fargo Commercial Mortgage Trust
4.76%, 06/15/2047(d),(h)	20,000	16,409		2015-NX	S3
Morgan Stanley Bank of America Merrill				3.15%, 09/15/2057(d),(h)		5,000	3,359
Lynch Trust 2014-C18
0.98%, 10/15/2047(h),(k)	192,814	8,135

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Commercial Mortgage Backed Securities (continued)						Consumer Products (continued)
Wells Fargo Commercial Mortgage Trust						Spectrum Brands Inc
2016-NX	S5					6.63%, 11/15/2022		$5,900	$6,261
4.88%, 01/15/2059(h)			$7,681	$8,232					$11,773
4.88%, 01/15/2059(h)			4,254	3,838		Credit Card Asset Backed Securities - 0.05%
WFRBS Commercial Mortgage Trust 2011-						Barclays Dryrock Issuance Trust
C4						0.87%, 09/15/2020(h)		5,000	5,006
0.45%, 06/15/2044(d),(h),(k)			94,284	1,660
WFRBS Commercial Mortgage Trust 2011-						Distribution & Wholesale - 0.28%
C5						Alliance Automotive Finance PLC
0.12%, 11/15/2044(d),(h),(k)			121,416	788		6.25%, 12/01/2021	EUR	1,600	1,923
WFRBS Commercial Mortgage Trust 2013-						6.25%, 12/01/2021(d)		250	300
C11						American Tire Distributors Inc
4.18%, 03/15/2045(d),(h)			10,000	8,069		10.25%, 03/01/2022(d)		$14,750	13,552
WFRBS Commercial Mortgage Trust 2014-						LKQ Corp
C20						4.75%, 05/15/2023		9,000	9,023
3.99%, 05/15/2047(d),(h)			10,000	7,585		Performance Food Group Inc
WFRBS Commercial Mortgage Trust 2014-						5.50%, 06/01/2024(d)		1,600	1,652
C22						VWR Funding Inc
3.91%, 09/15/2057(d),(h)			10,000	7,722		4.63%, 04/15/2022	EUR	3,400	3,915
WFRBS Commercial Mortgage Trust 2014-									$30,365
C24						Diversified Financial Services - 1.53%
3.69%, 11/15/2047(d)			11,047	8,191		AerCap Ireland Capital Ltd / AerCap Global
				$1,567,681		Aviation Trust
Commercial Services - 1.03%						3.95%, 02/01/2022		$1,000	1,047
AA Bond Co Ltd						4.63%, 10/30/2020		10,270	10,976
5.50%, 07/31/2043		GBP	500	646		Aircastle Ltd
ADT Corp/The						5.50%, 02/15/2022		3,000	3,210
6.25%, 10/15/2021			$16,350	17,841		Alliance Data Systems Corp
Ancestry.com Holdings LLC						5.38%, 08/01/2022(d)		19,545	19,154
9.63%, PIK 10.38%, 10/15/2018(d),(i)			37,290	38,036		6.38%, 04/01/2020(d)		3,500	3,579
Atento Luxco 1 SA						Ally Financial Inc
7.38%, 01/29/2020			5,417	5,349		5.75%, 11/20/2025		3,435	3,577
Avis Budget Finance PLC						American Express Co
6.00%, 03/01/2021		EUR	1,750	2,034		5.20%, 05/29/2049(g),(h)		2,000	1,969
ENA Norte Trust						Charles Schwab Corp/The
4.95%, 04/25/2028(d)			$3,067	3,198		7.00%, 02/28/2049(g),(h)		4,198	4,849
Europcar Groupe SA						Depository Trust & Clearing Corp/The
5.75%, 06/15/2022		EUR	1,500	1,702		4.88%, 12/29/2049(d),(g),(h)		9,000	9,113
Jaguar Holding Co II / Pharmaceutical Product						Drawbridge Special Opportunities Fund LP /
Development LLC						Drawbridge Special Opportunities
6.38%, 08/01/2023(d)			$4,800	5,092		5.00%, 08/01/2021(d)		15,300	14,306
Loxam SAS						Jefferies Finance LLC / JFIN Co-Issuer Corp
3.50%, 05/03/2023(d)		EUR	1,300	1,497		7.38%, 04/01/2020(d)		12,025	11,243
Midas Intermediate Holdco II LLC / Midas						7.50%, 04/15/2021(d)		5,900	5,428
Intermediate Holdco II Finance Inc						Jefferies LoanCore LLC / JLC Finance Corp
7.88%, 10/01/2022(d)			$10,333	10,288		6.88%, 06/01/2020(d)		8,700	7,764
Prime Security Services Borrower LLC /						Lincoln Finance Ltd
Prime Finance Inc						6.88%, 04/15/2021(d)	EUR	7,450	8,995
9.25%, 05/15/2023(d)			8,150	8,700		7.38%, 04/15/2021(d)		$8,500	9,095
Team Health Inc						Lock AS
7.25%, 12/15/2023(d)			7,500	8,175		5.50%, 08/15/2020(d),(h)	EUR	500	556
United Rentals North America Inc						MBNA Capital B
4.63%, 07/15/2023			3,850	3,927		1.44%, 02/01/2027(h)		$7,500	6,413
WEX Inc						National Financial Partners Corp
4.75%, 02/01/2023(d)			6,050	5,929		9.00%, 07/15/2021(d)		23,764	23,883
				$112,414		National Rural Utilities Cooperative Finance
Computers - 0.16%						Corp
Denali International LLC / Denali Finance						5.25%, 04/20/2046(h)		2,200	2,323
Corp						Navient Corp
5.63%, 10/15/2020(d)			3,376	3,541		5.88%, 03/25/2021		1,930	1,911
Diamond 1 Finance Corp / Diamond 2 Finance						6.63%, 07/26/2021		2,435	2,459
Corp						NewStar Financial Inc
7.13%, 06/15/2024(d)			4,150	4,465		7.25%, 05/01/2020		5,275	5,048
NCR Corp						Oxford Finance LLC / Oxford Finance Co-
5.88%, 12/15/2021			4,950	5,148		Issuer Inc
6.38%, 12/15/2023			3,978	4,117		7.25%, 01/15/2018(d)		5,399	5,412
				$17,271		Pershing Square Holdings Ltd
Consumer Products - 0.11%						5.50%, 07/15/2022(d)		4,500	4,387
Central Garden & Pet Co						Quicken Loans Inc
6.13%, 11/15/2023			5,200	5,512		5.75%, 05/01/2025(d)		400	397
									$167,094

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Electric - 0.70%					Entertainment (continued)
AES Andres BV / Dominican Power Partners /					Cinemark USA Inc
Empresa Generadora de Electricidad					4.88%, 06/01/2023		$3,350	$3,417
7.95%, 05/11/2026(d)		$4,700	$4,935		GLP Capital LP / GLP Financing II Inc
Comision Federal de Electricidad					4.88%, 11/01/2020		7,257	7,675
4.88%, 01/15/2024(d)		891	953		5.38%, 04/15/2026		5,800	6,184
ContourGlobal Power Holdings SA					International Game Technology PLC
5.13%, 06/15/2021(d)	EUR	9,200	10,561		6.25%, 02/15/2022(d)		9,000	9,428
Dynegy Inc					Regal Entertainment Group
6.75%, 11/01/2019		$1,080	1,100		5.75%, 03/15/2022		9,272	9,643
7.38%, 11/01/2022		4,020	3,940		Schumann SpA
Enel SpA					7.00%, 07/31/2023(d)	EUR	1,475	1,667
5.00%, 01/15/2075(h)	EUR	2,000	2,390		Vougeot Bidco PLC
6.62%, 09/15/2076(h)	GBP	943	1,335		7.88%, 07/15/2020	GBP	1,250	1,720
Eskom Holdings SOC Ltd					WMG Acquisition Corp
6.75%, 08/06/2023(d)		$700	714		6.75%, 04/15/2022(d)		$50,615	53,146
7.13%, 02/11/2025(d)		14,951	15,252					$100,691
7.13%, 02/11/2025		900	918		Food- 1.25%
Listrindo Capital BV					Albertsons Cos LLC / Safeway Inc / New
6.95%, 02/21/2019(d)		5,389	5,586		Albertson's Inc / Albertson's LLC
Majapahit Holding BV					6.63%, 06/15/2024(d)		2,150	2,284
7.75%, 01/20/2020(d)		1,730	1,992		Arcor SAIC
7.88%, 06/29/2037		1,375	1,797		6.00%, 07/06/2023(d)		1,295	1,353
NextEra Energy Capital Holdings Inc					Bakkavor Finance 2 PLC
7.30%, 09/01/2067(h)		5,000	4,900		8.25%, 02/15/2018	GBP	564	760
NRG Energy Inc					Boparan Finance PLC
6.63%, 01/15/2027(d),(j)		1,360	1,345		5.50%, 07/15/2021(h)		2,350	2,892
7.25%, 05/15/2026(d)		3,250	3,335		Bumble Bee Holdco SCA
Perusahaan Listrik Negara PT					9.63%, PIK 10.38%, 03/15/2018(d),(i)		$8,132	8,071
5.50%, 11/22/2021(d)		1,640	1,810		Bumble Bee Holdings Inc
Terraform Global Operating LLC					9.00%, 12/15/2017(d)		4,400	4,477
9.75%, 08/15/2022(d)		7,585	7,604		Campofrio Food Group SA
Three Gorges Finance I Cayman Islands Ltd					3.38%, 03/15/2022	EUR	1,000	1,152
3.15%, 06/02/2026(d)		2,758	2,852		Casino Guichard Perrachon SA
3.70%, 06/10/2025(d)		2,718	2,943		2.80%, 08/05/2026		3,500	4,236
			$76,262		Cencosud SA
Electronics - 0.26%					5.15%, 02/12/2025(d)		$2,700	2,919
Real Alloy Holding Inc					6.63%, 02/12/2045(d)		3,281	3,487
10.00%, 01/15/2019(d),(e)		19,820	19,919		Cosan Luxembourg SA
Techem Energy Metering Service GmbH &					7.00%, 01/20/2027(d)		2,250	2,281
Co KG					ESAL GmbH
7.88%, 10/01/2020	EUR	3,300	3,868		6.25%, 02/05/2023(d)		1,605	1,573
Trionista TopCo GmbH					Grupo Bimbo SAB de CV
6.88%, 04/30/2021		4,000	4,707		4.88%, 06/27/2044(d)		2,650	2,767
			$28,494		KeHE Distributors LLC / KeHE Finance
Energy - Alternate Sources - 0.08%					Corp
Greenko Dutch BV					7.63%, 08/15/2021(d)		7,775	7,756
8.00%, 08/01/2019		$2,339	2,522		Marfrig Holdings Europe BV
TerraForm Power Operating LLC					6.88%, 06/24/2019(d)		3,215	3,295
5.88%, 02/01/2023(d)		4,650	4,667		8.00%, 06/08/2023(d)		5,421	5,570
6.13%, 06/15/2025(d)		1,675	1,667		Marfrig Overseas Ltd
			$8,856		9.50%, 05/04/2020(d)		1,185	1,221
Engineering & Construction - 0.17%					Minerva Luxembourg SA
AECOM					7.75%, 01/31/2023(d)		1,928	2,034
5.75%, 10/15/2022		5,000	5,262		Moy Park BondCo PLC
Heathrow Finance PLC					6.25%, 05/29/2021	GBP	1,500	2,052
5.75%, 03/03/2025	GBP	1,150	1,634		Pinnacle Foods Finance LLC / Pinnacle Foods
7.13%, 03/01/2017		1,500	2,050		Finance Corp
Michael Baker Holdings LLC / Micahel Baker					5.88%, 01/15/2024(d)		$8,325	8,845
Finance Corp					Post Holdings Inc
9.63%, PIK 9.63%, 04/15/2019(d),(i)		$4,783	4,018		5.00%, 08/15/2026(d),(j)		14,370	14,325
Michael Baker International LLC / CDL					6.00%, 12/15/2022(d)		6,500	6,858
Acquisition Co Inc					6.75%, 12/01/2021(d)		7,400	7,899
8.25%, 10/15/2018(d)		2,650	2,604		Premier Foods Finance PLC
Odebrecht Finance Ltd					6.50%, 03/15/2021	GBP	1,200	1,611
5.25%, 06/27/2029(d)		2,550	739		R&R PIK PLC
5.25%, 06/27/2029		2,750	798		9.25%, PIK 10.00%, 05/15/2018(i)	EUR	4,670	5,236
Pratama Agung Pte Ltd					Simmons Foods Inc
6.25%, 02/24/2020		1,540	1,609		7.88%, 10/01/2021(d)		$7,536	6,952
			$18,714		Tesco PLC
Entertainment - 0.92%					6.13%, 02/24/2022	GBP	3,100	4,626
Choctaw Resort Development Enterprise					TreeHouse Foods Inc
7.25%, 11/15/2019(d)		7,930	7,811		6.00%, 02/15/2024(d)		$8,300	8,923

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Food (continued)					Healthcare - Services (continued)
US Foods Inc					Opal Acquisition Inc
5.88%, 06/15/2024(d)		$10,600	$11,077		8.88%, 12/15/2021(d)		$48,736	$39,477
			$136,532		RegionalCare Hospital Partners Holdings Inc
Food Service - 0.06%					8.25%, 05/01/2023(d)		23,640	24,614
Aramark Services Inc					Select Medical Corp
4.75%, 06/01/2026(d)		2,000	2,020		6.38%, 06/01/2021		8,511	8,421
5.13%, 01/15/2024(d)		4,350	4,491		Surgery Center Holdings Inc
			$6,511		8.88%, 04/15/2021(d)		20,470	21,801
Forest Products & Paper - 0.24%					Surgical Care Affiliates Inc
Cascades Inc					6.00%, 04/01/2023(d)		4,650	4,836
5.50%, 07/15/2022(d)		3,000	2,970		Synlab Bondco PLC
5.75%, 07/15/2023(d)		2,900	2,864		6.25%, 07/01/2022	EUR	2,500	2,977
Eldorado Intl. Finance GmbH					Tenet Healthcare Corp
8.63%, 06/16/2021(d)		6,525	5,579		5.00%, 03/01/2019		$10,170	9,789
Fibria Overseas Finance Ltd					5.50%, 03/01/2019		1,000	975
5.25%, 05/12/2024		1,182	1,218		6.00%, 10/01/2020		6,000	6,345
Mercer International Inc					6.75%, 06/15/2023		10,800	10,395
7.00%, 12/01/2019		6,340	6,419		WellCare Health Plans Inc
7.75%, 12/01/2022		3,970	4,069		5.75%, 11/15/2020		1,350	1,396
Smurfit Kappa Acquisitions								$229,751
2.75%, 02/01/2025	EUR	2,000	2,298		Holding Companies - Diversified - 1.39%
WEPA Hygieneprodukte GmbH					Alfa SAB de CV
3.75%, 05/15/2024(d)		1,000	1,168		6.88%, 03/25/2044(d)		1,630	1,791
			$26,585		Argos Merger Sub Inc
Gas- 0.12%					7.13%, 03/15/2023(d)		4,175	4,363
LBC Tank Terminals Holding Netherlands					CeramTec Group GmbH
BV					8.25%, 08/15/2021	EUR	4,300	5,108
6.88%, 05/15/2023(d)		$11,750	11,603		Co-operative Group Holdings 2011 Ltd
Perusahaan Gas Negara Persero Tbk					7.50%, 07/08/2026	GBP	1,500	2,171
5.13%, 05/16/2024(d)		1,257	1,362		Dubai Holding Commercial Operations MTN
			$12,965		Ltd
Hand & Machine Tools - 0.00%					6.00%, 02/01/2017		11,650	15,630
Stanley Black & Decker Inc					HRG Group Inc
5.75%, 12/15/2053		450	478		7.75%, 01/15/2022		$90,136	91,938
					7.88%, 07/15/2019		10,540	11,159
Healthcare - Products - 0.46%					ProGroup AG
ConvaTec Finance International SA					5.13%, 05/01/2022	EUR	3,300	3,935
8.25%, PIK 9.00%, 01/15/2019(d),(i)		30,361	30,513		Sinochem Overseas Capital Co Ltd
ConvaTec Healthcare E SA					4.50%, 11/12/2020		$2,116	2,279
10.50%, 12/15/2018(d)		13,749	14,127		4.50%, 11/12/2020(d)		11,428	12,311
Fresenius US Finance II Inc					6.30%, 11/12/2040		950	1,298
4.50%, 01/15/2023(d)		1,000	1,056					$151,983
Kinetic Concepts Inc / KCI USA Inc					Home Builders - 0.04%
7.88%, 02/15/2021(d)		4,050	4,367		Brookfield Residential Properties Inc
					6.38%, 05/15/2025(d)		4,400	4,246
			$50,063
Healthcare - Services - 2.10%
Acadia Healthcare Co Inc					Home Furnishings - 0.02%
5.13%, 07/01/2022		7,420	7,309		Tempur Sealy International Inc
					5.50%, 06/15/2026(d)		2,200	2,226
5.63%, 02/15/2023		5,758	5,717
6.50%, 03/01/2024		2,100	2,170
Amsurg Corp					Insurance - 2.09%
5.63%, 07/15/2022		5,350	5,617		ACE Capital Trust II
Centene Corp					9.70%, 04/01/2030		4,000	5,990
6.13%, 02/15/2024		7,435	7,988		AG Insurance SA/NV
					6.75%, 03/29/2049(g),(h)		3,000	3,195
CHS/Community Health Systems Inc
5.13%, 08/01/2021		2,750	2,736		AIG Life Holdings Inc
DaVita HealthCare Partners Inc					8.50%, 07/01/2030		5,400	7,028
5.00%, 05/01/2025		3,650	3,691		Allstate Corp/The
					5.75%, 08/15/2053(h)		100	105
Envision Healthcare Corp
5.13%, 07/01/2022(d)		9,217	9,378		American Equity Investment Life Holding
HCA Inc					Co
5.00%, 03/15/2024		2,500	2,625		6.63%, 07/15/2021		18,840	19,594
5.25%, 06/15/2026		4,000	4,240		American International Group Inc
5.88%, 02/15/2026		12,650	13,535		8.18%, 05/15/2068		1,500	1,950
Holding Medi-Partenaires SAS					AXA SA
7.00%, 05/15/2020	EUR	3,265	3,835		8.60%, 12/15/2030		6,332	8,902
					Catlin Insurance Co Ltd
HomeVi SAS					7.25%, 07/29/2049(d),(g)		6,150	4,443
6.88%, 08/15/2021		2,300	2,739
Molina Healthcare Inc					Chubb Corp/The
5.38%, 11/15/2022(d)		$5,150	5,253		6.38%, 03/29/2067(h)		900	810
MPH Acquisition Holdings LLC					Dai-ichi Life Insurance Co Ltd/The
7.13%, 06/01/2024(d)		20,520	21,892		5.10%, 10/29/2049(d),(g),(h)		2,400	2,640

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Insurance (continued)				Iron & Steel - 0.34%
Fidelity & Guaranty Life Holdings Inc				ABJA Investment Co Pte Ltd
6.38%, 04/01/2021(d)	$3,725	$3,698		4.85%, 01/31/2020		$914	$938
Glen Meadow Pass-Through Trust				5.95%, 07/31/2024		1,330	1,333
6.51%, 02/12/2067(d),(h)	3,000	2,226		AK Steel Corp
Great-West Life & Annuity Insurance Capital				7.50%, 07/15/2023		2,660	2,806
LP				7.63%, 05/15/2020		1,610	1,584
6.63%, 11/15/2034(d)	2,400	2,863		ArcelorMittal
HUB International Ltd				7.25%, 02/25/2022(h)		1,000	1,095
7.88%, 10/01/2021(d)	7,200	7,218		Optima Specialty Steel
9.25%, 02/15/2021(d)	15,090	15,919		12.00%, 12/30/2016(e),(f)		14,740	11,958
Ironshore Holdings US Inc				Signode Industrial Group Lux SA/Signode
8.50%, 05/15/2020(d)	3,410	3,912		Industrial Group US Inc
Kemper Corp				6.38%, 05/01/2022(d)		2,538	2,521
4.35%, 02/15/2025	2,500	2,597		thyssenkrupp AG
Liberty Mutual Group Inc				4.00%, 08/27/2018	EUR	1,700	2,026
7.80%, 03/07/2087(d)	9,861	10,970		Vale Overseas Ltd
Liberty Mutual Insurance Co				4.38%, 01/11/2022		$1,176	1,142
7.70%, 10/15/2097(d)	946	1,248		5.88%, 06/10/2021		3,010	3,115
Lincoln National Corp				6.88%, 11/10/2039		9,184	8,693
2.99%, 05/17/2066(h)	3,802	2,742					$37,211
6.05%, 04/20/2067(h)	5,584	3,993		Lodging - 0.31%
MetLife Capital Trust IV				Hilton Worldwide Finance LLC / Hilton
7.88%, 12/15/2067(d)	5,000	6,197		Worldwide Finance Corp
MetLife Capital Trust X				5.63%, 10/15/2021		7,450	7,720
9.25%, 04/08/2068(d)	11,000	15,716		Interval Acquisition Corp
MetLife Inc				5.63%, 04/15/2023		2,100	2,163
6.40%, 12/15/2066(h)	6,800	7,547		MCE Finance Ltd
Mitsui Sumitomo Insurance Co Ltd				5.00%, 02/15/2021(d)		1,219	1,231
7.00%, 03/15/2072(d)	10,600	12,667		MGM Growth Properties Operating
Provident Financing Trust I				Partnership LP / MGP Escrow Co-Issuer Inc
7.41%, 03/15/2038	4,400	4,943		5.63%, 05/01/2024(d)		7,500	8,032
Prudential Financial Inc				Seminole Hard Rock Entertainment Inc /
5.88%, 09/15/2042(h)	3,700	4,101		Seminole Hard Rock International LLC
Prudential PLC				5.88%, 05/15/2021(d)		3,115	3,162
7.75%, 01/29/2049(g)	2,215	2,271		TVL Finance PLC
Reinsurance Group of America Inc				8.50%, 05/15/2023(d)	GBP	2,700	3,613
3.32%, 12/15/2065(h)	5,000	3,600		Wynn Las Vegas LLC / Wynn Las Vegas
USI Inc/NY				Capital Corp
7.75%, 01/15/2021(d)	12,899	13,028		5.50%, 03/01/2025(d)		$7,975	8,015
Voya Financial Inc							$33,936
5.65%, 05/15/2053(h)	6,800	6,562		Machinery - Diversified - 0.35%
Wayne Merger Sub LLC				Cleaver-Brooks Inc
8.25%, 08/01/2023(d)	30,012	29,900		8.75%, 12/15/2019(d)		10,645	10,964
Wilton Re Finance LLC				9.75%, 12/31/2019(d),(e),(f)		12,500	11,625
5.88%, 03/30/2033(d),(h)	8,450	8,682		Cloud Crane LLC
XLIT Ltd				10.13%, 08/01/2024(d)		6,730	6,932
6.50%, 12/31/2049(g),(h)	2,100	1,449		Xerium Technologies Inc
		$228,706		9.50%, 08/15/2021(d),(j)		8,900	8,856
Internet - 0.71%							$38,377
Ancestry.com Inc				Media- 3.12%
11.00%, 12/15/2020	13,810	14,811		Altice Financing SA
Cogent Communications Group Inc				6.63%, 02/15/2023(d)		11,375	11,396
5.38%, 03/01/2022(d)	3,050	3,126		Altice US Finance I Corp
EIG Investors Corp				5.50%, 05/15/2026(d)		4,250	4,399
10.88%, 02/01/2024(d),(f)	4,125	3,754		AMC Networks Inc
Match Group Inc				5.00%, 04/01/2024		10,000	10,175
6.38%, 06/01/2024(d)	2,000	2,137		Cable One Inc
6.75%, 12/15/2022(d)	2,395	2,521		5.75%, 06/15/2022(d)		2,567	2,683
Netflix Inc				Cablevision SA/Argentina
5.50%, 02/15/2022	12,210	12,973		6.50%, 06/15/2021(d)		4,968	5,117
TIBCO Software Inc				CCO Holdings LLC / CCO Holdings Capital
11.38%, 12/01/2021(d)	4,850	4,183		Corp
Zayo Group LLC / Zayo Capital Inc				5.13%, 05/01/2023(d)		11,400	11,785
6.00%, 04/01/2023	23,775	24,726		5.50%, 05/01/2026(d)		6,500	6,784
6.38%, 05/15/2025	8,590	8,988		5.88%, 04/01/2024(d)		6,075	6,485
		$77,219		6.63%, 01/31/2022		4,000	4,225
Investment Companies - 0.05%				Clear Channel Worldwide Holdings Inc
American Capital Ltd				6.50%, 11/15/2022		5,000	5,175
6.50%, 09/15/2018(d)	2,000	2,041		6.50%, 11/15/2022		3,910	3,890
GrupoSura Finance SA				7.63%, 03/15/2020		22,720	22,493
5.50%, 04/29/2026(d)	3,577	3,854		7.63%, 03/15/2020		5,140	4,883
		$5,895

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Media (continued)					Metal Fabrication & Hardware (continued)
CSC Holdings LLC					Shale-Inland Holdings LLC / Shale-Inland
5.25%, 06/01/2024		$7,000	$6,663		Finance Corp
6.75%, 11/15/2021		4,550	4,834		8.75%, 11/15/2019(d)		$7,970	$5,420
DISH DBS Corp								$16,136
4.25%, 04/01/2018		5,050	5,183		Mining - 1.18%
5.13%, 05/01/2020		8,000	8,190		Aleris International Inc
5.88%, 07/15/2022		3,600	3,598		7.88%, 11/01/2020(e)		5,662	5,238
5.88%, 11/15/2024		11,800	11,387		9.50%, 04/01/2021(d)		5,000	5,300
7.75%, 07/01/2026(d)		4,700	4,873		Anglo American Capital PLC
Grupo Televisa SAB					3.50%, 03/28/2022	EUR	2,000	2,224
6.13%, 01/31/2046		4,810	5,594		Century Aluminum Co
LGE HoldCo VI BV					7.50%, 06/01/2021(d)		$32,532	30,092
7.13%, 05/15/2024	EUR	4,400	5,546		Cia Brasileira de Aluminio
McGraw-Hill Global Education Holdings LLC					4.75%, 06/17/2024(d)		1,593	1,501
/ McGraw-Hill Global Education Finance					Cia Minera Ares SAC
7.88%, 05/15/2024(d)		$3,650	3,832		7.75%, 01/23/2021(d)		1,601	1,693
Midcontinent Communications &					Cia Minera Milpo SAA
Midcontinent Finance Corp					4.63%, 03/28/2023(d)		3,970	3,930
6.88%, 08/15/2023(d)		9,350	9,771		Corp Nacional del Cobre de Chile
Neptune Finco Corp					3.00%, 07/17/2022(d)		14,946	15,069
6.63%, 10/15/2025(d)		15,350	16,539		5.63%, 09/21/2035(d)		2,185	2,529
Nexstar Escrow Corp					6.15%, 10/24/2036		8,597	10,467
5.63%, 08/01/2024(d)		6,000	6,098		Eldorado Gold Corp
Nielsen Finance LLC / Nielsen Finance Co					6.13%, 12/15/2020(d)		10,675	10,702
5.00%, 04/15/2022(d)		11,053	11,398		First Quantum Minerals Ltd
Quebecor Media Inc					7.00%, 02/15/2021(d)		4,645	4,145
5.75%, 01/15/2023		2,000	2,090		7.25%, 05/15/2022(d)		1,735	1,531
RCN Telecom Services LLC / RCN Capital					International Wire Group Inc
Corp					10.75%, 08/01/2021(d)		7,400	7,123
8.50%, 08/15/2020(d)		6,929	7,258		Joseph T Ryerson & Son Inc
SFR Group SA					11.00%, 05/15/2022(d)		18,880	20,579
5.63%, 05/15/2024	EUR	2,000	2,276		Mirabela Nickel Ltd
6.00%, 05/15/2022(d)		$9,100	8,872		1.00%, 09/10/2044(e),(f)		139	—
6.25%, 05/15/2024(d)		3,000	2,878		Southern Copper Corp
7.38%, 05/01/2026(d)		14,325	14,307		5.25%, 11/08/2042		1,944	1,800
Sinclair Television Group Inc					5.88%, 04/23/2045		1,720	1,711
5.88%, 03/15/2026(d)		4,250	4,463		Teck Resources Ltd
Sirius XM Radio Inc					3.75%, 02/01/2023		2,115	1,734
5.38%, 07/15/2026(d)		9,375	9,557		Vedanta Resources PLC
6.00%, 07/15/2024(d)		10,500	11,169		6.00%, 01/31/2019(d)		594	544
Telenet Finance V Luxembourg SCA					7.13%, 05/31/2023(d)		99	85
6.75%, 08/15/2024	EUR	4,500	5,610		8.25%, 06/07/2021(d)		1,500	1,388
Tribune Media Co								$129,385
5.88%, 07/15/2022		$4,425	4,514		Miscellaneous Manufacturers - 0.49%
Unitymedia GmbH					Amsted Industries Inc
3.75%, 01/15/2027	EUR	3,250	3,425		5.00%, 03/15/2022(d)		14,461	14,606
6.13%, 01/15/2025(d)		$13,925	14,690		5.38%, 09/15/2024(d)		7,944	7,944
Univision Communications Inc					Bombardier Inc
8.50%, 05/15/2021(d)		2,628	2,758		7.50%, 03/15/2025(d)		4,000	3,502
UPC Holding BV					CBC Ammo LLC / CBC FinCo Inc
6.38%, 09/15/2022	EUR	4,600	5,512		7.25%, 11/15/2021(d)		5,400	4,684
UPCB Finance IV Ltd					General Electric Co
5.38%, 01/15/2025(d)		$1,650	1,663		5.00%, 12/29/2049(g),(h)		21,719	23,402
Virgin Media Finance PLC								$54,138
6.00%, 10/15/2024(d)		8,725	8,834
					Mortgage Backed Securities - 0.50%
6.38%, 10/15/2024	GBP	3,100	4,257		BCAP LLC 2013-RR4 Trust
Virgin Media Secured Finance PLC					4.07%, 02/13/2051(d),(f),(h),(k)		39,950	1,058
4.88%, 01/15/2027		1,000	1,314		6.07%, 02/13/2051(d),(f),(h)		11,334	11,042
5.50%, 08/15/2026(d)		$7,000	7,044
					Fannie Mae REMICS
VTR Finance BV					0.00%, 09/25/2046(b),(f),(h),(j)		25,199	5,434
6.88%, 01/15/2024(d)		7,415	7,638		5.65%, 08/25/2046(f),(h),(k)		20,000	4,094
WideOpenWest Finance LLC /					5.66%, 11/25/2042(h),(k)		15,720	4,040
WideOpenWest Capital Corp					Freddie Mac REMICS
13.38%, 10/15/2019		3,000	3,180		6.17%, 04/15/2040(h),(k)		15,605	2,536
Ziggo Bond Finance BV					Ginnie Mae
5.88%, 01/15/2025(d)		4,680	4,645		4.00%, 05/20/2045(h),(k)		26,877	4,290
			$340,950		4.91%, 05/20/2041(h),(k)		19,430	3,389
Metal Fabrication & Hardware - 0.15%					5.53%, 12/20/2040(h),(k)		4,347	868
Optimas OE Solutions Holding LLC / Optimas					5.56%, 05/20/2046(h),(k)		16,492	3,814
OE Solutions Inc					5.61%, 06/20/2046(h),(k)		16,163	3,826
8.63%, 06/01/2021(d)		14,170	10,716		5.71%, 08/20/2042(h),(k)		21,653	4,388

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Mortgage Backed Securities (continued)					Oil & Gas (continued)
Ginnie Mae (continued)					Milagro Oil & Gas Inc
6.11%, 03/20/2042(h),(k)		$22,196	$5,988		0.00%, 05/15/2016(b),(e),(f)		$5,765	$1,539
			$54,767		Newfield Exploration Co
Municipals - 0.01%					5.38%, 01/01/2026		2,110	2,015
Bogota Distrito Capital					Oasis Petroleum Inc
9.75%, 07/26/2028	COP	1,900,000	638		6.88%, 03/15/2022		4,996	4,359
					Pacific Exploration and Production Corp
Oil & Gas - 3.88%					0.00%, 03/28/2023(b),(d),(e)		750	124
Antero Resources Corp					0.00%, 01/19/2025(b),(d)		6,115	978
5.13%, 12/01/2022		$12,700	11,843		Pertamina Persero PT
5.38%, 11/01/2021		9,500	9,096		4.30%, 05/20/2023(d)		3,253	3,344
5.63%, 06/01/2023		5,000	4,731		4.88%, 05/03/2022(d)		4,348	4,633
6.00%, 12/01/2020		2,250	2,228		5.25%, 05/23/2021		3,768	4,080
Atlas Energy Holdings Operating Co LLC /					6.00%, 05/03/2042(d)		3,095	3,332
Atlas Resource Finance Corp					6.45%, 05/30/2044		1,880	2,130
7.75%, 01/15/2021(e)		9,283	1,392		6.50%, 05/27/2041		320	365
9.25%, 08/15/2021(e)		10,462	1,569		Petrobras Argentina SA
BreitBurn Energy Partners LP / BreitBurn					7.38%, 07/21/2023(d)		3,107	3,123
Finance Corp					Petrobras Global Finance BV
0.00%, 04/15/2022(b)		13,821	3,075		5.38%, 01/27/2021		1,500	1,423
Cheniere Corpus Christi Holdings LLC					5.75%, 01/20/2020		3,805	3,798
7.00%, 06/30/2024(d)		8,130	8,496		6.88%, 01/20/2040		3,940	3,264
CNOOC Finance 2015 USA LLC					8.38%, 05/23/2021		1,807	1,910
3.50%, 05/05/2025		5,272	5,425		8.75%, 05/23/2026		10,989	11,425
Comstock Resources Inc					Petroleos de Venezuela SA
10.00%, 03/15/2020(d)		10,500	8,689		5.38%, 04/12/2027		10,275	3,753
Continental Resources Inc/OK					5.50%, 04/12/2037		11,575	4,109
3.80%, 06/01/2024		3,310	2,830		6.00%, 05/16/2024		8,543	3,182
4.50%, 04/15/2023		1,800	1,629		6.00%, 11/15/2026		33,849	12,355
5.00%, 09/15/2022		3,000	2,805		9.00%, 11/17/2021		10,015	4,930
CrownRock LP / CrownRock Finance Inc					Petroleos Mexicanos
7.13%, 04/15/2021(d)		3,750	3,806		3.50%, 01/30/2023		11,013	10,435
Delek & Avner Tamar Bond Ltd					4.25%, 01/15/2025		6,259	6,071
5.08%, 12/30/2023(d)		617	654		4.50%, 01/23/2026		1,613	1,560
Ecopetrol SA					4.88%, 01/18/2024		7,928	8,067
5.38%, 06/26/2026		668	659		5.50%, 06/27/2044		2,925	2,647
5.88%, 09/18/2023		1,000	1,045		5.63%, 01/23/2046		14,649	13,420
5.88%, 05/28/2045		3,638	3,215		6.00%, 03/05/2020		1,480	1,597
7.38%, 09/18/2043		3,951	3,969		6.38%, 02/04/2021(d)		2,166	2,377
EP Energy LLC / Everest Acquisition Finance					6.38%, 01/23/2045		2,410	2,406
Inc					6.50%, 06/02/2041		6,723	6,733
6.38%, 06/15/2023		5,300	2,650		6.63%, 06/15/2035		1,113	1,151
9.38%, 05/01/2020		4,005	2,283		6.88%, 08/04/2026		1,205	1,353
EP PetroEcuador via Noble Sovereign					6.88%, 08/04/2026(d)		8,897	9,987
Funding I Ltd					9.50%, 09/15/2027		1,204	1,451
6.27%, 09/24/2019(h)		12,724	12,262		Petroleum Co of Trinidad & Tobago Ltd
Extraction Oil & Gas Holdings LLC /					6.00%, 05/08/2022(d)		2,350	2,291
Extraction Finance Corp					Precision Drilling Corp
7.88%, 07/15/2021(d)		11,770	11,770		5.25%, 11/15/2024		2,550	2,117
Gazprom OAO Via Gaz Capital SA					PTT Exploration & Production PCL
4.95%, 07/19/2022(d)		4,677	4,747		4.88%, 12/29/2049(d),(g),(h)		4,067	4,158
6.51%, 03/07/2022(d)		2,760	3,009		Puma International Financing SA
8.15%, 04/11/2018(d)		321	349		6.75%, 02/01/2021(d)		4,634	4,765
9.25%, 04/23/2019(d)		3,701	4,245		QEP Resources Inc
GeoPark Latin America Ltd Agencia en Chile					5.25%, 05/01/2023		3,050	2,875
7.50%, 02/11/2020(d)		3,038	2,491		Reliance Industries Ltd
Halcon Resources Corp					4.13%, 01/28/2025(d)		977	1,030
8.63%, 02/01/2020(d)		3,700	3,404		Repsol International Finance BV
KazMunayGas National Co JSC					4.50%, 03/25/2075(h)	EUR	1,250	1,215
6.38%, 04/09/2021(d)		10,812	11,679		Rosneft Finance SA
6.38%, 04/09/2021		10,131	10,944		7.25%, 02/02/2020(d)		$2,564	2,837
7.00%, 05/05/2020		3,434	3,743		Rosneft Oil Co via Rosneft International
Keane Group Holdings					Finance Ltd
8.75%, 08/08/2019(e),(f),(h)		2,202	1,833		3.15%, 03/06/2017(d)		3,898	3,913
8.75%, 08/08/2019(e),(f),(h)		6,605	5,499		4.20%, 03/06/2022(d)		4,786	4,664
Legacy Reserves LP / Legacy Reserves					SandRidge Energy Inc
Finance Corp					0.00%, 06/01/2020(b),(d)		7,975	2,731
6.63%, 12/01/2021		9,272	4,080		7.50%, 03/15/2021		3,450	173
8.00%, 12/01/2020		7,550	3,586		Seven Generations Energy Ltd
Lukoil International Finance BV					8.25%, 05/15/2020(d)		2,300	2,369
3.42%, 04/24/2018(d)		733	740		Sinopec Group Overseas Development 2012
6.13%, 11/09/2020		3,050	3,294		Ltd
					4.88%, 05/17/2042(d)		1,053	1,257

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Oil & Gas (continued)					Pharmaceuticals (continued)
State Oil Co of the Azerbaijan Republic					DPx Holdings BV
4.75%, 03/13/2023		$8,241	$7,758		7.50%, 02/01/2022(d)		$5,000	$5,313
6.95%, 03/18/2030		5,643	5,857		JLL/Delta Dutch Pledgeco BV
Teine Energy Ltd					8.75%, PIK 9.50%, 05/01/2020(d),(i)		11,425	11,654
6.88%, 09/30/2022(d)		5,694	5,637		Valeant Pharmaceuticals International Inc
Tengizchevroil Finance Co International Ltd					4.50%, 05/15/2023	EUR	4,800	4,215
4.00%, 08/15/2026(d)		8,625	8,595		Vizient Inc
Unit Corp					10.38%, 03/01/2024(d)		$21,540	24,286
6.63%, 05/15/2021(e)		9,640	7,471					$55,063
Whiting Petroleum Corp					Pipelines - 0.71%
5.00%, 03/15/2019		1,965	1,714		Crestwood Midstream Partners LP /
5.75%, 03/15/2021		4,080	3,417		Crestwood Midstream Finance Corp
WPX Energy Inc					6.13%, 03/01/2022		3,847	3,609
5.25%, 01/15/2017		6,427	6,411		6.25%, 04/01/2023		4,175	3,883
YPF SA					DCP Midstream LLC
8.50%, 03/23/2021(d)		3,155	3,384		5.35%, 03/15/2020(d)		665	668
8.50%, 07/28/2025(d)		200	211		Enterprise Products Operating LLC
8.75%, 04/04/2024(d)		8,487	9,102		7.03%, 01/15/2068(h)		5,950	6,278
8.88%, 12/19/2018(d)		3,942	4,277		Gibson Energy Inc
Zhaikmunai LLP					6.75%, 07/15/2021(d)		9,850	9,924
7.13%, 11/13/2019(d)		5,058	4,438		Holly Energy Partners LP / Holly Energy
			$423,857		Finance Corp
Oil & Gas Services - 0.17%					6.00%, 08/01/2024(d)		4,400	4,455
Bibby Offshore Services PLC					Oleoducto Central SA
7.50%, 06/15/2021	GBP	1,300	1,153		4.00%, 05/07/2021(d)		1,864	1,869
Forum Energy Technologies Inc					Sabine Pass Liquefaction LLC
6.25%, 10/01/2021		$9,570	8,924		5.63%, 04/15/2023		11,040	11,261
FTS International Inc					5.63%, 03/01/2025		23,190	23,676
8.15%, 06/15/2020(d),(h)		4,050	3,279		5.88%, 06/30/2026(d)		3,200	3,284
SESI LLC					6.25%, 03/15/2022		5,024	5,256
7.13%, 12/15/2021		2,640	2,561		Southern Gas Corridor CJSC
Weatherford International Ltd					6.88%, 03/24/2026(d)		1,604	1,758
8.25%, 06/15/2023		2,690	2,508		Summit Midstream Holdings LLC / Summit
			$18,425		Midstream Finance Corp
Packaging & Containers - 0.72%					5.50%, 08/15/2022		900	830
Albea Beauty Holdings SA					7.50%, 07/01/2021		786	780
8.75%, 11/01/2019	EUR	416	493		TransCanada PipeLines Ltd
Ardagh Packaging Finance PLC / Ardagh					6.35%, 05/15/2067(h)		800	600
Holdings USA Inc								$78,131
6.75%, 05/15/2024		700	820		Private Equity - 0.07%
6.75%, 05/15/2024(d)		3,300	3,865		Icahn Enterprises LP / Icahn Enterprises
7.25%, 05/15/2024(d)		$4,600	4,853		Finance Corp
Ball Corp					5.88%, 02/01/2022		7,750	7,401
4.38%, 12/15/2023	EUR	2,000	2,482
Berry Plastics Corp					Real Estate - 0.24%
5.13%, 07/15/2023		$2,700	2,788		Deutsche Raststaetten Gruppe IV GmbH
6.00%, 10/15/2022		6,500	6,898		6.75%, 12/30/2020	EUR	1,000	1,181
Coveris Holdings SA					Greystar Real Estate Partners LLC
7.88%, 11/01/2019(d)		1,700	1,708		8.25%, 12/01/2022(d)		$2,850	3,026
Crown European Holdings SA					Kennedy-Wilson Inc
3.38%, 05/15/2025	EUR	2,400	2,751		5.88%, 04/01/2024		11,400	11,514
Novelis Inc					Longfor Properties Co Ltd
8.38%, 12/15/2017		$2,350	2,400		6.88%, 10/18/2019		2,730	2,850
8.75%, 12/15/2020		9,400	9,799		MAF Global Securities Ltd
OI European Group BV					7.13%, 10/29/2049(g),(h)		7,574	7,972
6.75%, 09/15/2020	EUR	1,800	2,412					$26,543
Reynolds Group Issuer Inc / Reynolds Group					Regional Authority - 0.15%
Issuer LLC / Reynolds Group Issuer					Brazil Loan Trust 1
(Luxembourg) S.A.					5.48%, 07/24/2023(d)		2,918	2,721
4.13%, 07/15/2021(d),(h)		$3,000	3,022		Provincia de Buenos Aires/Argentina
5.13%, 07/15/2023(d)		11,900	12,272		7.88%, 06/15/2027(d)		3,575	3,700
5.75%, 10/15/2020		8,000	8,260		9.38%, 09/14/2018		6,455	7,020
6.88%, 02/15/2021(h)		5,700	5,928		Provincia del Chubut Argentina
SIG Combibloc Holdings SCA					7.75%, 07/26/2026(d)		2,990	2,997
7.75%, 02/15/2023	EUR	4,000	4,774					$16,438
Verallia Packaging SASU					REITS- 0.64%
5.13%, 08/01/2022(d)		700	825		Care Capital Properties LP
5.13%, 08/01/2022		1,800	2,121		5.13%, 08/15/2026(d)		7,425	7,518
			$78,471		Equinix Inc
Pharmaceuticals - 0.50%					5.38%, 01/01/2022		3,515	3,700
Capsugel SA					5.38%, 04/01/2023		3,000	3,136
7.00%, PIK 7.75%, 05/15/2019(d),(i)		$9,500	9,595

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
REITS (continued)					Software (continued)
ESH Hospitality Inc					Epicor / Eagle Parent 2L Note
5.25%, 05/01/2025(d)		$10,250	$10,199		9.25%, 06/01/2023(f),(h)		$15,000	$13,623
GEO Group Inc/The					First Data Corp
5.88%, 10/15/2024		5,200	5,330		5.00%, 01/15/2024(d)		7,150	7,203
Iron Mountain Inc					5.38%, 08/15/2023(d)		3,450	3,541
4.38%, 06/01/2021(d)		9,250	9,574		5.75%, 01/15/2024(d)		12,500	12,562
6.00%, 10/01/2020(d)		5,000	5,275		7.00%, 12/01/2023(d)		15,540	15,987
Iron Mountain US Holdings Inc					Infor US Inc
5.38%, 06/01/2026(d)		4,250	4,303		6.50%, 05/15/2022		23,450	23,216
iStar Inc					Informatica LLC
6.50%, 07/01/2021		2,000	1,988		7.13%, 07/15/2023(d)		13,000	12,805
MPT Operating Partnership LP / MPT Finance					Nuance Communications Inc
Corp					5.38%, 08/15/2020(d)		2,000	2,050
5.25%, 08/01/2026		4,500	4,730		Open Text Corp
6.38%, 03/01/2024		8,070	8,796		5.63%, 01/15/2023(d)		9,875	10,147
RHP Hotel Properties LP / RHP Finance					5.88%, 06/01/2026(d)		1,650	1,715
Corp					PTC Inc
5.00%, 04/15/2021		5,425	5,547		6.00%, 05/15/2024		7,550	8,035
			$70,096		Solera LLC / Solera Finance Inc
Retail - 0.86%					10.50%, 03/01/2024(d)		4,900	5,289
1011778 BC ULC / New Red Finance Inc					SS&C Technologies Holdings Inc
4.63%, 01/15/2022(d)		4,600	4,738		5.88%, 07/15/2023		15,318	15,892
6.00%, 04/01/2022(d)		5,850	6,135					$156,683
99 Cents Only Stores LLC					Sovereign - 12.87%
11.00%, 12/15/2019		7,372	3,999		1MDB Global Investments Ltd
Carrols Restaurant Group Inc					4.40%, 03/09/2023		15,100	13,008
8.00%, 05/01/2022		2,400	2,595		Angolan Government International Bond
Douglas GmbH					9.50%, 11/12/2025(d)		4,664	4,443
6.25%, 07/15/2022	EUR	1,000	1,212		9.50%, 11/12/2025		496	473
Ferrellgas LP / Ferrellgas Finance Corp					Argentina Bonar Bonds
6.50%, 05/01/2021		$500	455		7.00%, 04/17/2017(e)		2,470	2,525
6.75%, 01/15/2022		3,400	3,077		Argentine Republic Government International
6.75%, 06/15/2023		9,900	8,687		Bond
Group 1 Automotive Inc					0.00%, 12/15/2035(b),(h)	EUR	94,480	10,753
5.25%, 12/15/2023(d)		2,750	2,729		0.00%, 12/15/2035(b),(h)		$22,065	2,284
Jo-Ann Stores LLC					2.26%, 12/31/2038	EUR	8,575	5,886
8.13%, 03/15/2019(d)		4,972	4,854		2.50%, 12/31/2038(h)		$1,474	999
KFC Holding Co/Pizza Hut Holdings					7.13%, 07/06/2036(d)		10,160	10,323
LLC/Taco Bell of America LLC					7.50%, 04/22/2026(d)		2,512	2,728
5.00%, 06/01/2024(d)		5,300	5,539		7.63%, 04/22/2046(d)		1,296	1,380
L Brands Inc					7.63%, 04/22/2046		248	264
6.75%, 07/01/2036		3,650	3,826		7.82%, 12/31/2033	EUR	30,715	35,300
6.88%, 11/01/2035		1,550	1,644		7.82%, 12/31/2033		18,478	21,030
Nathan's Famous Inc					8.28%, 12/31/2033		$677	760
10.00%, 03/15/2020(d)		30,360	32,637		8.28%, 12/31/2033		9,180	10,070
New Look Secured Issuer PLC					Bahrain Government International Bond
6.50%, 07/01/2022	GBP	700	872		7.00%, 01/26/2026(d)		4,507	4,688
NPC International Inc / NPC Quality Burgers					Brazil Minas SPE via State of Minas Gerais
Inc / NPC Operating Co B Inc					5.33%, 02/15/2028(h)		13,328	12,562
10.50%, 01/15/2020		$4,600	4,836		Brazil Notas do Tesouro Nacional Serie F
Suburban Propane Partners LP/Suburban					10.00%, 01/01/2027	BRL	50,689	14,040
Energy Finance Corp					10.00%, 01/01/2025		57,504	16,143
5.50%, 06/01/2024		6,400	6,416		10.00%, 01/01/2017		31,788	9,648
5.75%, 03/01/2025		350	348		Brazilian Government International Bond
			$94,599		4.88%, 01/22/2021		$5,150	5,467
Semiconductors - 0.16%					5.00%, 01/27/2045		22,152	20,247
Micron Technology Inc					5.63%, 02/21/2047		10,535	10,206
5.63%, 01/15/2026(d)		2,400	2,130		7.13%, 01/20/2037		5,317	6,146
7.50%, 09/15/2023(d)		5,185	5,669		7.13%, 01/20/2037		5,925	6,849
NXP BV / NXP Funding LLC					Chile Government International Bond
4.13%, 06/01/2021(d)		1,525	1,571		3.13%, 01/21/2026		14,570	15,517
Sensata Technologies UK Financing Co plc					Colombia Government International Bond
6.25%, 02/15/2026(d)		7,800	8,434		2.63%, 03/15/2023		1,900	1,838
			$17,804		4.00%, 02/26/2024		2,321	2,414
Software - 1.43%					5.00%, 06/15/2045		8,827	9,070
Cengage Learning Inc					5.63%, 02/26/2044		3,612	3,964
9.50%, 06/15/2024(d)		3,800	3,976		6.13%, 01/18/2041		2,000	2,295
Change Healthcare Holdings Inc					7.38%, 09/18/2037		2,248	2,894
6.00%, 02/15/2021(d)		10,707	11,349		8.13%, 05/21/2024		1,500	1,950
Ensemble S Merger Sub Inc					8.13%, 05/21/2024		4,115	5,350
9.00%, 09/30/2023(d)		9,100	9,293		10.38%, 01/28/2033		5,359	8,266
					Colombian TES
					7.00%, 05/04/2022	COP 38,300,000		12,310

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Sovereign (continued)					Sovereign (continued)
Colombian TES (continued)					Indonesia Treasury Bond
10.00%, 07/24/2024	COP	9,050,000	$3,405		8.25%, 05/15/2036	IDR 119,400,000		$9,995
Costa Rica Government International Bond					8.38%, 09/15/2026	76,914,000		6,489
4.25%, 01/26/2023		$16,367	15,917		Iraq International Bond
4.38%, 04/30/2025(d)		7,473	7,174		5.80%, 01/15/2028(e)		$15,516	11,637
7.00%, 04/04/2044(d)		2,859	3,023		Ivory Coast Government International Bond
7.16%, 03/12/2045		8,896	9,496		5.75%, 12/31/2032(h)		26,727	25,530
Croatia Government International Bond					6.38%, 03/03/2028(d)		4,924	4,937
3.88%, 05/30/2022	EUR	4,500	5,257		6.38%, 03/03/2028(d)		3,650	3,659
5.50%, 04/04/2023(d)		$4,487	4,824		Jamaica Government International Bond
5.50%, 04/04/2023		4,694	5,046		6.75%, 04/28/2028		49	54
6.00%, 01/26/2024(d)		12,593	13,937		7.63%, 07/09/2025		11,175	12,767
6.38%, 03/24/2021(d)		5,524	6,087		10.63%, 06/20/2017		1,000	1,068
6.75%, 11/05/2019(d)		7,305	8,002		KazAgro National Management Holding JSC
6.75%, 11/05/2019		4,911	5,380		4.63%, 05/24/2023(d)		3,280	3,035
Dominican Republic International Bond					Kazakhstan Government International Bond
5.50%, 01/27/2025		2,533	2,628		5.13%, 07/21/2025(d)		7,517	8,238
5.88%, 04/18/2024(d)		18,041	19,078		6.50%, 07/21/2045(d)		4,875	5,753
6.60%, 01/28/2024		8,380	9,239		Kenya Government International Bond
6.85%, 01/27/2045		400	430		5.88%, 06/24/2019(d)		10,752	10,779
6.88%, 01/29/2026(d)		4,300	4,827		6.88%, 06/24/2024		2,434	2,309
7.45%, 04/30/2044(d)		8,659	9,871		6.88%, 06/24/2024(d)		3,213	3,048
7.50%, 05/06/2021(d)		2,600	2,912		Lithuania Government International Bond
9.04%, 01/23/2018(d)		1,849	1,945		6.13%, 03/09/2021(d)		5,860	6,881
9.04%, 01/23/2018		962	1,011		7.38%, 02/11/2020(d)		4,139	4,880
Ecuador Government International Bond					Mexican Bonos
10.75%, 03/28/2022(d)		2,150	2,142		6.50%, 06/09/2022(h)	MXN	121,500	6,729
Egypt Government International Bond					7.50%, 06/03/2027(h)		304,390	18,088
5.88%, 06/11/2025(d)		12,601	11,721		7.75%, 05/29/2031(h)		128,200	7,813
6.88%, 04/30/2040(d)		2,250	2,093		8.50%, 12/13/2018(h)		118,470	6,758
El Salvador Government International Bond					Mexico Government International Bond
5.88%, 01/30/2025		2,041	2,031		3.60%, 01/30/2025		$7,866	8,230
5.88%, 01/30/2025(d)		5,190	5,164		4.00%, 10/02/2023		14,654	15,768
7.38%, 12/01/2019		381	409		4.13%, 01/21/2026		17,989	19,536
7.65%, 06/15/2035		6,878	7,153		4.60%, 01/23/2046		1,861	1,959
7.75%, 01/24/2023		7,288	8,035		4.75%, 03/08/2044		12,549	13,427
8.25%, 04/10/2032		4,231	4,675		4.75%, 03/08/2044		3,081	3,297
Ethiopia International Bond					Montenegro Government International Bond
6.63%, 12/11/2024(d)		5,820	5,528		5.75%, 03/10/2021(d)	EUR	3,528	4,053
Export Credit Bank of Turkey					Morocco Government International Bond
5.38%, 11/04/2016(d)		250	252		4.25%, 12/11/2022(d)		$3,589	3,856
Gabon Government International Bond					Namibia International Bonds
6.38%, 12/12/2024(d)		4,331	3,896		5.25%, 10/29/2025(d)		7,615	7,950
6.38%, 12/12/2024		2,762	2,484		Nigeria Government International Bond
6.95%, 06/16/2025(d)		7,429	6,712		6.38%, 07/12/2023		1,653	1,610
Georgia Government International Bond					6.75%, 01/28/2021		1,707	1,706
6.88%, 04/12/2021(d)		4,410	4,884		Oman Government International Bond
Ghana Government International Bond					4.75%, 06/15/2026(d)		6,325	6,490
7.88%, 08/07/2023		2,478	2,150		Panama Government International Bond
10.75%, 10/14/2030(d)		15,604	16,977		3.75%, 03/16/2025		4,586	4,873
Hungary Government Bond					3.88%, 03/17/2028		1,433	1,540
3.50%, 06/24/2020	HUF	1,850,800	7,098		6.70%, 01/26/2036		2,716	3,677
5.50%, 06/24/2025		1,600,000	6,983		8.13%, 04/28/2034		9,109	13,071
Hungary Government International Bond					8.88%, 09/30/2027		2,019	2,998
5.38%, 02/21/2023		$3,764	4,216		9.38%, 04/01/2029		5,795	8,924
5.38%, 03/25/2024		7,719	8,724		Panama Notas del Tesoro
5.75%, 11/22/2023		567	652		4.88%, 02/05/2021		5,853	6,241
6.38%, 03/29/2021		15,548	17,793		Paraguay Government International Bond
Indonesia Government International Bond					4.63%, 01/25/2023(d)		3,834	4,007
3.38%, 04/15/2023(d)		6,875	7,008		6.10%, 08/11/2044(d)		3,367	3,763
3.75%, 06/14/2028(d)	EUR	4,450	5,347		Perusahaan Penerbit SBSN Indonesia III
4.13%, 01/15/2025		$11,068	11,726		4.35%, 09/10/2024(d)		835	885
4.75%, 01/08/2026(d)		15,623	17,390		4.55%, 03/29/2026(d)		5,185	5,574
5.13%, 01/15/2045(d)		3,200	3,598		Peruvian Government International Bond
5.25%, 01/17/2042(d)		2,000	2,269		5.63%, 11/18/2050		2,004	2,540
5.25%, 01/17/2042		4,075	4,623		6.55%, 03/14/2037		1,109	1,514
5.38%, 10/17/2023(d)		1,900	2,165		8.75%, 11/21/2033		1,575	2,504
5.88%, 01/15/2024(d)		4,981	5,825		Philippine Government International Bond
6.63%, 02/17/2037		4,955	6,393		4.95%, 01/15/2021	PHP	312,000	7,086
6.75%, 01/15/2044(d)		2,937	3,975		6.25%, 01/14/2036		305,000	7,548
7.75%, 01/17/2038		2,353	3,378		Poland Government International Bond
8.50%, 10/12/2035		5,482	8,245		3.00%, 03/17/2023		$65	68
					4.00%, 01/22/2024		2,938	3,251

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Sovereign (continued)					Sovereign (continued)
Poland Government International					Ukraine Government International
Bond (continued)					Bond (continued)
5.00%, 03/23/2022		$9,616	$11,022		7.75%, 09/01/2020		$7,900	$7,783
Qatar Government International Bond					7.75%, 09/01/2020(d)		11,444	11,275
4.63%, 06/02/2046(d)		11,755	12,607		7.75%, 09/01/2021(d)		1,232	1,208
Republic of Angola Via Northern Lights III					7.75%, 09/01/2021		6,970	6,832
BV					7.75%, 09/01/2022(d)		16,476	16,129
7.00%, 08/16/2019		6,702	6,543		7.75%, 09/01/2023(d)		4,382	4,268
Republic of Azerbaijan International Bond					7.75%, 09/01/2024(d)		5,743	5,572
4.75%, 03/18/2024(d)		2,573	2,601		7.75%, 09/01/2025(d)		2,046	1,980
Republic of Cameroon International Bond					Ukreximbank Via Biz Finance PLC
9.50%, 11/19/2025(d)		1,602	1,691		9.63%, 04/27/2022		3,875	3,836
Romania Government Bond					Uruguay Government International Bond
4.75%, 02/24/2025	RON	12,200	3,419		4.38%, 10/27/2027		3,230	3,428
5.80%, 07/26/2027		16,300	4,928		Venezuela Government International Bond
Romanian Government International Bond					7.65%, 04/21/2025		10,114	4,298
4.38%, 08/22/2023		$1,044	1,134		7.75%, 10/13/2019		8,223	3,937
Russian Federal Bond - OFZ					8.25%, 10/13/2024		2,905	1,260
7.00%, 08/16/2023	RUB	211,100	2,969		8.25%, 10/13/2024		7,345	3,186
7.05%, 01/19/2028(h)		535,279	7,377		9.00%, 05/07/2023		2,067	917
7.50%, 02/27/2019		476,805	6,994		9.38%, 01/13/2034		2,636	1,170
Russian Foreign Bond - Eurobond					13.63%, 08/15/2018(e)		6,000	3,726
4.50%, 04/04/2022		$200	212		11.95%, 08/05/2031		8,276	3,962
4.88%, 09/16/2023		11,200	12,129		11.95%, 08/05/2031		13,590	6,506
5.00%, 04/29/2020(d)		14,794	15,756		Zambia Government International Bond
5.00%, 04/29/2020		4,500	4,793		5.38%, 09/20/2022		10,216	8,076
5.63%, 04/04/2042		23,600	25,901		8.50%, 04/14/2024(d)		6,590	5,801
Serbia International Bond					8.97%, 07/30/2027		6,062	5,319
4.88%, 02/25/2020		6,749	7,008		8.97%, 07/30/2027(d)		2,979	2,614
5.88%, 12/03/2018		1,014	1,077					$1,407,328
5.88%, 12/03/2018(d)		9,469	10,057		Student Loan Asset Backed Securities - 0.05%
7.25%, 09/28/2021		3,811	4,408		SMB Private Education Loan Trust 2016-B
7.25%, 09/28/2021(d)		3,315	3,835		1.14%, 11/15/2023(d),(f),(h)		5,000	5,000
Slovakia Government International Bond
4.38%, 05/21/2022(d)		848	970		Supranational Bank - 0.38%
Slovenia Government International Bond					African Export-Import Bank
5.25%, 02/18/2024(d)		5,105	5,827		3.88%, 06/04/2018		2,110	2,147
5.50%, 10/26/2022(d)		4,660	5,324		Banque Ouest Africaine de Developpement
South Africa Government Bond					5.50%, 05/06/2021(d)		7,750	8,138
8.75%, 01/31/2044	ZAR	119,462	8,015		Black Sea Trade & Development Bank
South Africa Government International Bond					4.88%, 05/06/2021(d)		4,430	4,668
4.67%, 01/17/2024		$6,069	6,386		Eastern and Southern African Trade and
5.88%, 09/16/2025		11,831	13,425		Development Bank
Sri Lanka Government International Bond					6.38%, 12/06/2018		3,270	3,402
5.13%, 04/11/2019(d)		248	253		European Bank for Reconstruction &
5.88%, 07/25/2022(d)		156	161		Development
6.13%, 06/03/2025(d)		179	181		5.63%, 03/15/2017	INR	130,000	1,925
6.25%, 10/04/2020(d)		6,350	6,724		Inter-American Development Bank
6.25%, 07/27/2021		18,018	18,994		7.25%, 07/17/2017	IDR 75,700,000		5,759
6.83%, 07/18/2026(d)		7,432	7,742		International Finance Corp
6.85%, 11/03/2025(d)		2,390	2,517		6.45%, 10/30/2018	INR	424,170	6,346
Trinidad & Tobago Government International					7.75%, 12/03/2016		264,000	3,939
Bond					7.80%, 06/03/2019		317,670	4,957
4.50%, 08/04/2026(d),(f),(j)		3,160	3,217					$41,281
Turkey Government Bond					Telecommunications - 2.24%
8.00%, 03/12/2025(h)	TRY	18,217	5,546		Altice Luxembourg SA
10.50%, 01/15/2020(h)		19,713	6,866		7.25%, 05/15/2022	EUR	4,700	5,314
Turkey Government International Bond					B Communications Ltd
3.25%, 03/23/2023		$9,074	8,518		7.38%, 02/15/2021(d)		$5,292	5,703
4.88%, 04/16/2043		4,503	4,161		Bharti Airtel International Netherlands BV
5.13%, 03/25/2022		2,948	3,069		5.13%, 03/11/2023(d)		1,723	1,881
5.63%, 03/30/2021		2,779	2,955		5.35%, 05/20/2024		373	419
5.63%, 03/30/2021		2,980	3,169		CenturyLink Inc
5.75%, 03/22/2024		3,923	4,220		5.63%, 04/01/2020		5,500	5,816
6.63%, 02/17/2045		2,933	3,392		Colombia Telecomunicaciones SA ESP
6.88%, 03/17/2036		6,183	7,265		8.50%, 12/29/2049(d),(g),(h)		3,909	3,645
7.00%, 03/11/2019		5,315	5,767		Columbus International Inc
7.00%, 06/05/2020		3,924	4,345		7.38%, 03/30/2021(d)		8,518	9,091
7.38%, 02/05/2025		4,798	5,698		Comcel Trust via Comunicaciones Celulares
7.50%, 11/07/2019		11,415	12,742		SA
8.00%, 02/14/2034		6,768	8,793		6.88%, 02/06/2024(d)		4,980	5,179
Ukraine Government International Bond					CommScope Technologies Finance LLC
7.75%, 09/01/2019(d)		5,899	5,856		6.00%, 06/15/2025(d)		20,625	21,760

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Telecommunications (continued)					Transportation (continued)
Digicel Group Ltd					Lima Metro Line 2 Finance Ltd
7.13%, 04/01/2022(d)		$19,150	$15,793		5.88%, 07/05/2034(d)		$1,725	$1,882
8.25%, 09/30/2020(d)		6,177	5,637		Navios Maritime Acquisition Corp / Navios
Empresa de Telecomunicaciones de Bogota					Acquisition Finance US Inc
7.00%, 01/17/2023(d)	COP	9,387,000	2,242		8.13%, 11/15/2021(d)		8,228	6,336
Frontier Communications Corp					Pelabuhan Indonesia II PT
7.13%, 01/15/2023		$1,700	1,577		4.25%, 05/05/2025(d)		7,420	7,522
8.88%, 09/15/2020		7,700	8,275		5.38%, 05/05/2045(d)		5,300	5,327
GTH Finance BV					Pelabuhan Indonesia III PT
6.25%, 04/26/2020(d)		1,245	1,296		4.88%, 10/01/2024(d)		1,815	1,950
7.25%, 04/26/2023(d)		3,884	4,078		XPO Logistics Inc
Hughes Satellite Systems Corp					5.75%, 06/15/2021	EUR	3,675	4,042
5.25%, 08/01/2026(d)		4,500	4,489					$36,088
7.63%, 06/15/2021		12,300	13,161		TOTAL BONDS			$7,141,022
Inmarsat Finance PLC						Principal
4.88%, 05/15/2022(d)		600	558		CONVERTIBLE BONDS - 0.05%	Amount (000's)		Value(000	's)
Intelsat Jackson Holdings SA					Banks- 0.01%
8.00%, 02/15/2024(d)		2,870	2,741		ING Groep NV
Interoute Finco PLC					6.50%, 12/29/2049(g),(h)		$1,000	957
7.38%, 10/15/2020(d)	EUR	1,250	1,516
Koninklijke KPN NV					Mining - 0.01%
7.00%, 03/28/2073(d),(h)		$400	435		Mirabela Nickel Ltd
Level 3 Financing Inc					9.50%, PIK 9.50%, 06/24/2019(d),(e),(f),(i)		6,966	1,393
5.13%, 05/01/2023		4,900	5,047
5.25%, 03/15/2026(d)		4,500	4,708		Software - 0.03%
5.38%, 08/15/2022		2,000	2,100		Aspect Software Inc
6.13%, 01/15/2021		4,700	4,894		3.00%, PIK 3.00%, 05/25/2023(f),(i)		3,634	3,619
Matterhorn Telecom Holding SA
4.88%, 05/01/2023	EUR	4,595	4,960		TOTAL CONVERTIBLE BONDS			$5,969
Millicom International Cellular SA
6.63%, 10/15/2021(d)		$3,631	3,790			Principal
					CREDIT LINKED STRUCTURED NOTES- 0.03%	Amount (000's)		Value(000	's)
Qualitytech LP/QTS Finance Corp					Sovereign - 0.03%
5.88%, 08/01/2022		6,170	6,324		Republic of Iraq - Merrill Lynch
Sirius XM Canada Holdings Inc					2.56%, 01/07/2028(e),(f),(h)	JPY	514,581	3,250
5.63%, 04/23/2021(d)	CAD	3,600	2,743
Sixsigma Networks Mexico SA de CV					TOTAL CREDIT LINKED STRUCTURED NOTES			$3,250
8.25%, 11/07/2021(d)		$2,421	2,421
Sprint Communications Inc					SENIOR FLOATING RATE INTERESTS - Principal
6.00%, 11/15/2022		3,475	2,981		7.60%	Amount (000's)		Value(000	's)
7.00%, 03/01/2020(d)		3,500	3,714		Agriculture - 0.20%
8.38%, 08/15/2017		11,370	11,782		North Atlantic Trading Co Inc, Term Loan B
					7.78%, 01/13/2020(h)		$7,050	$6,970
9.00%, 11/15/2018(d)		4,180	4,530
					NVA Holdings Inc/United States, Term Loan
9.13%, 03/01/2017		2,100	2,163		8.00%, 08/08/2022(e),(h)		6,521	6,480
Sprint Corp					8.00%, 08/08/2022(e),(h)		8,839	8,784
7.63%, 02/15/2025		650	580
7.88%, 09/15/2023		2,100	1,918					$22,234
TBG Global Pte Ltd					Automobile Manufacturers - 0.03%
4.63%, 04/03/2018(d)		1,215	1,236		Navistar Inc, Term Loan B
					6.50%, 08/06/2020(h)		3,582	3,369
Telecom Italia SpA/Milano
3.25%, 01/16/2023	EUR	3,750	4,563
3.63%, 05/25/2026		1,000	1,192		Automobile Parts & Equipment - 0.08%
Telefonica Celular del Paraguay SA					BBB Industries US Holdings Inc, Term Loan
6.75%, 12/13/2022(d)		$2,675	2,769		B
					6.00%, 11/03/2021(h)		2,174	2,171
Telefonica Europe BV
4.20%, 12/29/2049(g),(h)	EUR	3,400	3,872		Mavis Tire Supply LLC, Term Loan C
					6.25%, 04/30/2019(f),(h)		7,079	6,973
T-Mobile USA Inc
6.00%, 03/01/2023		$7,810	8,257					$9,144
6.00%, 04/15/2024		8,750	9,338		Beverages - 0.01%
6.46%, 04/28/2019		1,280	1,304		Arctic Glacier USA Inc, Term Loan B
6.50%, 01/15/2026		9,800	10,613		6.00%, 05/10/2019(h)		1,244	1,200
ViaSat Inc
6.88%, 06/15/2020		4,000	4,130		Building Materials - 0.04%
Wind Acquisition Finance SA					GYP Holdings III Corp, Term Loan B
4.75%, 07/15/2020(d)		3,200	3,186		4.75%, 03/26/2021(h)		4,413	4,369
7.00%, 04/23/2021	EUR	3,650	4,064
7.38%, 04/23/2021(d)		$4,670	4,647		Chemicals - 0.22%
			$244,432		Allnex USA Inc, Term Loan
					0.00%, 06/02/2023(h),(l)		428	430
Transportation - 0.33%					0.00%, 06/02/2023(h),(l)		322	324
BNSF Funding Trust I
6.61%, 12/15/2055(h)		4,610	5,244		Avantor Performance Materials Holdings Inc,
CEVA Group PLC					Term Loan B
7.00%, 03/01/2021(d)		4,520	3,785		10.50%, 06/16/2023(h)		10,110	9,933

See accompanying notes

     Schedule of Investments Global Diversified Income Fund July 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)		Value (000's)	(continued)	Amount (000's)	Value (000's)
Chemicals (continued)				Food (continued)
PQ Corp, Term Loan B				Milk Specialties Co, Term Loan B
5.75%, 11/04/2022(h)		$1,450	$1,461	8.25%, 11/07/2018(h)	$8,121	$8,121
Royal Holdings Inc/IN, Term Loan						$14,231
8.50%, 06/12/2023(e),(h)		11,870	11,573	Healthcare - Products - 0.29%
			$23,721	CareCore National LLC, Term Loan
Commercial Services - 0.26%				5.50%, 02/12/2021(h)	16,134	15,650
CHG Healthcare Services Inc, Term Loan B				5.50%, 03/05/2021(h)	4,731	4,588
4.75%, 06/07/2023(h)		1,895	1,901	Hanger Inc, Term Loan
Concentra Inc, Term Loan B				0.00%, 08/01/2019(e),(f),(h),(l)	11,370	11,143
9.00%, 04/22/2023(e),(h)		10,200	9,996			$31,381
9.00%, 04/22/2023(e),(h)		11,440	11,211	Healthcare - Services - 0.85%
Eagle Bidco Ltd, Term Loan B				Affordable Care Holding Corp, Term Loan
5.18%, 05/12/2022(h)	GBP	600	784	5.75%, 10/24/2022(h)	3,582	3,573
Lineage Logistics LLC, Term Loan B				Heartland Dental LLC, Term Loan
4.50%, 04/07/2021(h)		$1,654	1,566	5.50%, 12/21/2018(h)	6,590	6,535
Washington Inventory Service, Term Loan				9.75%, 06/20/2019(h)	21,740	20,707
10.25%, 06/18/2019(e),(h)		6,800	2,380	MPH Acquisition Holdings LLC, Term Loan
			$27,838	B
Computers - 0.03%				5.00%, 05/25/2023(h)	2,350	2,374
Netsmart Inc, Term Loan				Opal Acquisition Inc, Term Loan B
5.75%, 04/19/2023(h)		3,200	3,212	5.00%, 11/20/2020(h)	15,429	13,789
				US Renal Care Inc, Term Loan
Distribution & Wholesale - 0.06%				9.00%, 11/17/2023(h)	16,400	16,318
ABB Con-Cise Optical Group LLC, Term				9.00%, 11/17/2023(h)	29,980	29,830
Loan B						$93,126
6.00%, 06/15/2023(h)		2,800	2,807	Holding Companies - Diversified - 0.07%
HBC Holdings LLC, Term Loan B				Spirit Retail Bidco Ltd, Term Loan
6.75%, 03/30/2020(f),(h)		3,439	3,336	4.66%, 07/01/2021(f),(h)	7,730	7,575
			$6,143
Diversified Financial Services - 0.04%				Home Furnishings - 0.01%
Cotiviti Corp, Term Loan				Targus Group International Inc, PIK Term
8.00%, 05/13/2022(h)		2,714	2,660	Loan
LPL Holdings Inc, Term Loan B				15.00%, PIK 15.00%, 12/31/2019(f),(h),(i)	80	123
4.75%, 11/21/2022(h)		1,891	1,895	Targus Group International Inc, Term Loan
			$4,555	0.00%, PIK 1.00%, 09/14/2016(b),(f),(h),(i)	880	—
Electric - 0.08%				15.00%, PIK 15.00%, 12/31/2019(f),(h),(i)	241	369
Invenergy Thermal Operating I LLC, Term						$492
Loan B				Insurance - 0.71%
6.50%, 10/19/2022(h)		6,154	5,877	AssuredPartners Inc, Term Loan
Panda Liberty LLC, Term Loan B1				5.75%, 10/21/2022(h)	4,001	3,999
7.50%, 08/21/2020(h)		2,292	2,225	Asurion LLC, Term Loan
Panda Temple Power II LLC, Term Loan B				8.50%, 02/19/2021(h)	20,775	20,572
7.25%, 04/03/2019(h)		846	778	8.50%, 02/19/2021(h)	40,904	40,504
			$8,880	Asurion LLC, Term Loan B
Electronics - 0.23%				5.00%, 08/04/2022(h)	7,181	7,188
CPI Buyer LLC, Term Loan				Hyperion Insurance Group Ltd, Term Loan B
8.50%, 07/18/2022(e),(h)		10,160	9,449	5.50%, 04/29/2022(h)	5,609	5,398
Linxens France SA, Term Loan						$77,661
9.50%, 07/31/2023(h)		15,795	15,815	Internet - 0.46%
			$25,264	Accuvant Inc, Term Loan
Engineering & Construction - 0.04%				10.00%, 01/30/2023(h)	27,705	26,181
NANA Development Corp, Term Loan B				Accuvant Inc, Term Loan B
8.00%, 03/15/2018(h)		525	494	6.25%, 01/28/2022(h)	3,950	3,940
SRS Distribution Inc, Term Loan				Active Network Inc/The, Term Loan B
9.75%, 02/25/2023(h)		4,170	4,206	5.50%, 11/13/2020(h)	1,564	1,552
			$4,700	EIG Investors Corp, Term Loan B
Entertainment - 0.22%				6.48%, 11/09/2019(h)	3,488	3,366
Cyan Blue Holdco 3 Ltd, Term Loan				ProQuest LLC, Term Loan B
6.15%, 02/25/2022(h)	GBP	7,700	10,178	5.75%, 10/24/2021(h)	3,456	3,410
Delta 2 Lux Sarl, Term Loan B				Severin Acquisition LLC, Term Loan
7.75%, 07/29/2022(h)		$14,504	14,214	5.87%, 07/30/2021(f),(h)	2,630	2,574
			$24,392	TCH-2 Holdings LLC, Term Loan
				8.75%, 11/06/2021(e),(h)	2,125	1,998
Environmental Control - 0.13%
				TIBCO Software Inc, Term Loan B
Infiltrator Systems Integrated LLC, Term				6.50%, 12/04/2020(h)	7,407	7,102
Loan
9.75%, 05/19/2023(e),(h)		14,000	13,825			$50,123
				Leisure Products & Services - 0.12%
Food- 0.13%				Equinox Holdings Inc, Term Loan
American Seafoods Group LLC, Term Loan				9.75%, 05/16/2020(h)	12,500	12,441
6.00%, 08/19/2021(h)		3,198	3,086	Fitness & Sports Clubs LLC, Term Loan B
CTI Foods Holding Co LLC, Term Loan				5.50%, 07/01/2020(h)	647	645
8.25%, 06/28/2021(h)		3,360	3,024			$13,086

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Lodging - 0.19%				Retail (continued)
Parq Holdings LP, Term Loan				Nellson Nutraceutical LLC, Term Loan A1
8.50%, 12/04/2020(h)		$21,521	$20,660	6.00%, 12/23/2021(h)	$1,459	$1,451
				Petco Animal Supplies Inc, Term Loan B1
Machinery - Diversified - 0.13%				5.00%, 01/26/2023(h)	5,075	5,105
CPM Holdings Inc, Term Loan				Petco Animal Supplies Inc, Term Loan B2
10.25%, 12/02/2022(e),(h)		15,470	14,542	5.00%, 01/26/2023(h)	1,692	1,700
				Sears Roebuck Acceptance Corp, Term Loan
Media- 0.05%				B
McGraw-Hill Global Education Holdings				5.50%, 06/30/2018(h)	11,345	11,062
LLC, Term Loan						$68,701
5.00%, 05/04/2022(h)		2,600	2,612	Semiconductors - 0.05%
SFR Group SA, Term Loan B				Avago Technologies Cayman Finance Ltd,
5.00%, 01/08/2024(h)		2,494	2,496	Term Loan B1
			$5,108	4.25%, 11/11/2022(h)	935	935
Metal Fabrication & Hardware - 0.00%				4.25%, 11/11/2022(h)	3,927	3,926
Doncasters US Finance LLC, Term Loan				Micron Technology Inc, Term Loan B
9.50%, 10/09/2020(h)		270	252	6.64%, 04/26/2022(h)	1,000	1,010
						$5,871
Mining - 0.03%				Software - 0.79%
Chemstralia Pty Ltd, Term Loan B				Air Newco LLC, Term Loan
7.25%, 02/28/2022(h)		2,471	2,434	10.50%, 01/31/2023(h)	5,100	4,692
FMG Resources August 2006 Pty Ltd, Term				Air Newco LLC, Term Loan B
Loan B				6.50%, 01/31/2022(h)	4,543	4,315
4.25%, 06/30/2019(h)		930	912	Aspect Software Inc, Term Loan B
			$3,346	0.62%, 08/03/2016(h)	3,905	3,836
Miscellaneous Manufacturers - 0.06%				Cengage Learning Inc, Term Loan B
Survitec Group Ltd, Term Loan B				5.25%, 06/07/2023(h)	2,953	2,945
5.25%, 02/24/2022(h)	GBP	1,100	1,379	Compuware Corp, Term Loan B1
UTEX Industries Inc, Term Loan				6.25%, 12/11/2019(h)	1,529	1,509
8.25%, 05/16/2022(e),(h)		$6,820	3,126	Evergreen Skills Lux Sarl, Term Loan
UTEX Industries Inc, Term Loan B				5.75%, 04/23/2021(h)	16,568	13,621
5.00%, 05/14/2021(h)		3,332	2,308	5.75%, 04/28/2021(h)	1,616	1,328
			$6,813	9.25%, 04/28/2022(h)	15,677	8,113
Oil & Gas - 0.02%				Informatica LLC, Term Loan B
Petrochoice Holdings Inc, Term Loan				4.50%, 06/03/2022(h)	1,985	1,956
6.00%, 08/19/2022(h)		2,481	2,456	MA FinanceCo LLC, Term Loan B
				5.26%, 10/07/2021(h)	1,522	1,524
Packaging & Containers - 0.24%				Magic Newco LLC, Term Loan
Berlin Packaging LLC, Term Loan				12.00%, 06/12/2019(h)	10,000	10,400
7.75%, 09/23/2022(h)		17,050	16,879	SolarWinds Holdings Inc, Term Loan
FPC Holdings Inc, Term Loan				6.50%, 02/01/2023(h)	8,600	8,665
9.25%, 05/15/2020(e),(h)		9,400	6,157	6.50%, 02/03/2023(h)	2,200	2,217
Prolampac Intermediate Inc, Term Loan B				Solera LLC, Term Loan B
5.75%, 08/18/2022(h)		2,984	2,983	5.75%, 03/03/2023(h)	6,434	6,482
			$26,019	Veritas US Inc, Term Loan B1
Pharmaceuticals - 0.69%				6.63%, 01/27/2023(h)	16,359	15,230
9089969 Canada Inc, Term Loan A2						$86,833
6.00%, 12/23/2021(h)		906	902	Sovereign - 0.19%
BioScrip Inc, Delay-Draw Term Loan B-DD				Brazil ECA, Term Loan
6.50%, 07/22/2020(h)		6,210	5,910	6.25%, 01/10/2018(f),(h)	10,000	10,258
BioScrip Inc, Term Loan B				6.25%, 01/10/2018(f),(h)	10,000	10,258
6.50%, 06/05/2020(h)		10,351	9,851			$20,516
Genoa a QoL Healthcare Co LLC, Term				Storage & Warehousing - 0.03%
Loan				Americold Realty Trust Inc, Term Loan B
8.75%, 04/28/2023(h)		13,076	12,912	5.75%, 12/01/2022(h)	2,985	3,015
Lanai Holdings III Inc, Term Loan
9.50%, 08/14/2023(e),(h)		25,190	24,560	Telecommunications - 0.13%
PCI Pharma Services, Term Loan				Avaya Inc, Term Loan B7
9.75%, 06/29/2024(h)		21,670	21,128	6.25%, 05/29/2020(h)	10,175	7,652
			$75,263	LTS Buyer LLC, Term Loan
Retail - 0.63%				8.00%, 03/28/2021(h)	6,797	6,780
99 Cents Only Stores LLC, Term Loan B2						$14,432
4.50%, 01/11/2019(h)		9,607	7,243	Transportation - 0.06%
Belk Inc, Term Loan B				CEVA Group PLC, SYNTH LOC
5.75%, 12/12/2022(h)		5,686	4,993	6.50%, 03/19/2021(h)	232	194
Foundation Building Materials LLC, Term				CEVA Group PLC, Term Loan
Loan				6.50%, 03/19/2021(h)	171	142
7.25%, 10/07/2022(h)		6,374	6,358	6.50%, 03/19/2021(h)	21	18
7.25%, 10/09/2022(h)		4,452	4,441	CEVA Intercompany BV, Term Loan
11.50%, 10/06/2023(e),(h)		14,370	14,334	6.50%, 03/19/2021(h)	124	103
Nautilus Merger Sub Inc, Term Loan
6.75%, 03/11/2022(h)		13,312	12,014

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS		Principal		Portfolio Summary (unaudited)
(continued)		Amount (000's)	Value (000's)	Country	Percent
Transportation (continued)				United States	64.02%
SIRVA Worldwide Inc, Term Loan				United Kingdom	2.60%
	7.50%, 03/27/2019(h)	$6,649	$6,566	Canada	2.32%
			$7,023	Netherlands	1.96%
TOTAL SENIOR FLOATING RATE INTERESTS			$831,371	Mexico	1.96%
U.S. GOVERNMENT & GOVERNMENT		Principal		Luxembourg	1.92%
AGENCY OBLIGATIONS - 1.38%		Amount (000's)	Value(000's)	Japan	1.83%
Federal National Mortgage Association (FNMA) - 0.77%				France	1.42%
	2.50%, 09/01/2030(m)	$10,000	$10,339	Argentina	1.34%
	3.00%, 09/01/2045(m)	20,000	20,769	Indonesia	1.30%
	3.50%, 01/01/2043	6,144	6,505	Brazil	1.19%
	3.50%, 07/01/2045	9,357	9,939	Cayman Islands	1.09%
	3.50%, 09/01/2045(m)	13,000	13,713	Australia	1.04%
	4.00%, 04/01/2046	15,000	16,084	Turkey	0.87%
	4.50%, 01/01/2044	2,153	2,353	Germany	0.80%
	4.50%, 02/01/2044	4,136	4,521	Colombia	0.76%
			$84,223	Russian Federation	0.70%
Government National Mortgage Association (GNMA) - 0.45%				Ukraine	0.56%
	3.00%, 09/01/2045	20,000	20,968	Hong Kong	0.53%
	3.50%, 08/01/2045	16,000	17,005	Venezuela	0.52%
	4.50%, 08/01/2040(m)	10,000	10,989	South Africa	0.52%
			$48,962	Kazakhstan	0.48%
U.S. Treasury - 0.16%				Dominican Republic	0.46%
	0.88%, 05/15/2019	12,000	12,041	Chile	0.46%
	1.63%, 05/31/2023	5,000	5,113	Spain	0.46%
			$17,154	Bermuda	0.45%
				Croatia	0.44%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Supranational	0.44%
OBLIGATIONS			$150,339	Hungary	0.42%
TOTAL PURCHASED OPTIONS - 0.01%			$976	Panama	0.41%
Total Investments			$11,006,444	Costa Rica	0.38%
Other Assets and Liabilities - (0.66)%			$(72,243)	Jersey, Channel Islands	0.36%
TOTAL NET ASSETS - 100.00%			$10,934,201	Sri Lanka	0.34%
				Italy	0.34%
				Ireland	0.31%
(a)	Security or a portion of the security was pledged to cover margin			Cote d'Ivoire	0.31%
	requirements for options contracts. At the end of the period, the value of			El Salvador	0.25%
	these securities totaled $340,590 or 3.11% of net assets.			Singapore	0.24%
(b)	Non-Income Producing Security			Serbia	0.24%
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more			Switzerland	0.23%
	information.			Virgin Islands, British	0.22%
(d)	Security exempt from registration under Rule 144A of the Securities Act of			Sweden	0.20%
	1933. These securities may be resold in transactions exempt from			Zambia	0.19%
	registration, normally to qualified institutional buyers. At the end of the			Ghana	0.18%
	period, the value of these securities totaled $3,529,016 or 32.28% of net			China	0.17%
	assets.			Azerbaijan	0.15%
(e)	Security is Illiquid. At the end of the period, the value of these securities			Kenya	0.15%
	totaled $300,698 or 2.75% of net assets.			Iraq	0.14%
(f)	Fair value of these investments is determined in good faith by the Manager			Philippines	0.14%
	under procedures established and periodically reviewed by the Board of			Jamaica	0.13%
	Directors. At the end of the period, the fair value of these securities totaled			Poland	0.13%
	$160,569 or 1.47% of net assets.			Egypt	0.13%
(g)	Perpetual security. Perpetual securities pay an indefinite stream of			Malaysia	0.12%
	interest, but they may be called by the issuer at an earlier date.			Qatar	0.12%
(h)	Variable Rate. Rate shown is in effect at July 31, 2016.			Taiwan, Province Of China	0.12%
(i)	Payment in kind; the issuer has the option of paying additional securities			Peru	0.12%
	in lieu of cash.			Gabon	0.12%
(j)	Security purchased on a when-issued basis.			Marshall Islands	0.12%
(k)	Security is an Interest Only Strip.			Finland	0.11%
(l)	This Senior Floating Rate Note will settle after July 31, 2016, at which			Paraguay	0.10%
	time the interest rate will be determined.			Lithuania	0.10%
(m)	Security was purchased in a "to-be-announced" ("TBA") transaction. See			Slovenia	0.10%
	Notes to Financial Statements for additional information.			India	0.09%
				Norway	0.09%
				Romania	0.09%
				Jersey	0.09%
				Austria	0.08%
				Barbados	0.08%
				Namibia	0.07%
				Israel	0.06%
				Oman	0.06%
				Trinidad And Tobago	0.05%
				Ethiopia	0.05%
				Morocco	0.05%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Country (continued)				Percent
Angola				0.04%
Guernsey				0.04%
Thailand				0.04%
Georgia				0.04%
Nigeria				0.04%
Montenegro				0.04%
Bahrain				0.04%
Belgium				0.03%
Uruguay				0.03%
New Zealand				0.03%
Korea, Republic Of				0.03%
Ecuador				0.02%
Cameroon				0.02%
Purchased Options				0.01%
Denmark				0.01%
Slovakia				0.01%
Other Assets and Liabilities				(0.66)%
TOTAL NET ASSETS				100.00%

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread		(Pay)/			Upfront	Unrealized
		as of July 31,		Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value (b)
Counterparty (Issuer)	Reference Entity	2016	(c)	Fixed Rate	Date	Amount (a)	Paid/(Received)	(Depreciation)	Asset	Liability
JP Morgan Chase	Mexico Government	2.19%		1.00%	06/20/2026	$5,300	$(513)	$(20)	$—	$(533)
	International Bond
Total							$(513)	$(20)	$—	$(533)

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $5,300.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	08/31/2016	GBP	1,932,529	$2,536	$2,558	$22	$—
JPMorgan Chase	08/08/2016	EUR	94,381,392	104,829	105,542	713	—
JPMorgan Chase	08/08/2016	GBP	32,899,400	43,470	43,543	79	(6)
JPMorgan Chase	08/08/2016	JPY	357,296,500	3,458	3,503	45	—
JPMorgan Chase	08/31/2016	RON	29,296,588	7,219	7,368	149	—
JPMorgan Chase	08/31/2016	ZAR	48,174,351	3,350	3,455	105	—
JPMorgan Chase	09/09/2016	EUR	27,453,954	30,739	30,739	—	—
Total						$1,113	$(6)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	08/31/2016	EUR	19,150,343	$21,079	$21,432	$—	$(353)
Bank of America NA	08/31/2016	GBP	9,660,000	12,678	12,788	—	(110)
Bank of America NA	08/31/2016	MXN	106,878,955	5,668	5,685	—	(17)
Brown Brothers Harriman & Co	09/30/2016	CAD	2,800,000	2,154	2,145	9	—
Brown Brothers Harriman & Co	09/30/2016	EUR	20,600,000	22,941	23,088	—	(147)
Brown Brothers Harriman & Co	09/30/2016	GBP	15,600,000	21,107	20,663	444	—
HSBC Securities Inc	08/31/2016	MXN	288,565,386	15,287	15,348	—	(61)
JPMorgan Chase	08/03/2016	EUR	192,706,774	215,028	215,455	—	(427)
JPMorgan Chase	08/08/2016	EUR	93,817,249	104,353	104,911	—	(558)
JPMorgan Chase	08/08/2016	GBP	32,899,400	44,122	43,543	579	—
JPMorgan Chase	08/08/2016	JPY	357,296,500	3,482	3,503	—	(21)
JPMorgan Chase	08/31/2016	TRY	13,916,904	4,551	4,628	—	(77)
JPMorgan Chase	09/09/2016	EUR	59,322,713	66,037	66,420	—	(383)

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
July 31, 2016 (unaudited)

Foreign Currency Contracts (continued)

Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Asset	Liability
JPMorgan Chase	09/09/2016	GBP	30,281,000	$40,084	$40,092	$	35	$(43)
JPMorgan Chase	09/09/2016	JPY	332,643,300	3,222	3,265	—	(43)
Total	$1,067	$(2,240)

Amounts in thousands except contracts

Options

Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Energy Select Sector SPDR Fund	$75.00	08/22/2016	5,042	$75	$1	$(74)
Call - iShares MSCI Emerging Markets ETF	$39.00	08/22/2016	5,000	41	5	(36)
Call - iShares MSCI Emerging Markets ETF	$39.50	08/22/2016	5,000	30	2	(28)
Call - iShares MSCI Emerging Markets ETF	$40.00	08/22/2016	5,000	24	1	(23)
Call - S&P 500 Index	$2,215.00	08/29/2016	632	286	267	(19)
Call - S&P 500 Index	$2,225.00	08/15/2016	447	123	34	(89)
Call - S&P 500 Index	$2,210.00	08/08/2016	629	184	43	(141)
Put - S&P 500 Index	$2,105.00	08/29/2016	632	539	520	(19)
Put - S&P 500 Index	$2,100.00	08/08/2016	629	387	36	(351)
Put - S&P 500 Index	$2,080.00	08/15/2016	447	333	67	(266)
Total	$2,022	$976	$(1,046)

Upfront Premiums	Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Consumer Staples Select Sector SPDR	$55.00	08/22/2016	13,927	$(1,657	) $	(635)	$1,022
Fund
Call - Energy Select Sector SPDR Fund	$68.50	08/22/2016	21,947	(4,631)	(1,509)	3,122
Call - iShares MSCI Emerging Markets ETF	$32.50	08/22/2016	36,488	(10,924)	(13,724)	(2,800)
Call - iShares U.S. Real Estate ETF	$80.00	08/22/2016	17,486	(7,505)	(9,633)	(2,128)
Call - NASDAQ 100 Index	$4,325.00	08/15/2016	199	(5,178)	(8,036)	(2,858)
Call - S&P 500 Index	$2,195.00	08/08/2016	629	(339)	(137)	202
Call - S&P 500 Index	$2,205.00	08/29/2016	632	(440)	(421)	19
Call - S&P 500 Index	$2,205.00	08/15/2016	447	(239)	(110)	129
Call - Utilities Select Sector SPDR Fund	$52.00	08/15/2016	26,000	(2,911)	(1,739)	1,172
Call - Utilities Select Sector SPDR Fund	$52.00	08/08/2016	11,569	(1,037)	(568)	469
Call - Utilities Select Sector SPDR Fund	$51.00	08/08/2016	27,793	(4,794)	(3,480)	1,314
Put - S&P 500 Index	$2,120.00	08/29/2016	632	(668)	(654)	14
Put - S&P 500 Index	$2,100.00	08/15/2016	447	(444)	(107)	337
Put - S&P 500 Index	$2,115.00	08/08/2016	629	(509)	(52)	457
Total	$(41,276	) $	(40,805)	$471

Amounts in thousands except contracts

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Cengage Learning Holdings II Inc	03/31/2014	$	1,099	$793	0.01%

Amounts in thousands

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2016 (unaudited)

COMMON STOCKS - 98.56%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Lodging - 0.49%				REITS (continued)
Hilton Worldwide Holdings Inc	708,100	$16,421		Senior Housing Properties Trust	945,090	$20,990
				Simon Property Group Inc	1,061,717	241,052
Real Estate - 19.31%				SL Green Realty Corp	548,102	64,577
Aeon Mall Co Ltd	2,061,500	27,696		Spirit Realty Capital Inc	2,535,731	34,663
Castellum AB	2,053,492	31,057		STAG Industrial Inc	505,821	12,838
CBRE Group Inc (a)	579,610	16,490		STORE Capital Corp	1,327,081	41,392
Cheung Kong Property Holdings Ltd	8,999,500	64,578		Sun Communities Inc	445,560	35,266
Deutsche Wohnen AG	2,742,166	102,664		Sunstone Hotel Investors Inc	2,538,870	33,767
Fabege AB	1,920,433	34,287		Tanger Factory Outlet Centers Inc	256,555	10,709
Henderson Land Development Co Ltd	4,978,900	29,720		Unibail-Rodamco SE	109,468	30,161
Mitsui Fudosan Co Ltd	4,031,793	87,271		Vornado Realty Trust	163,061	17,513
New World Development Co Ltd	27,365,000	31,891		Welltower Inc	1,308,084	103,770
Sponda OYJ	4,249,554	19,491		Workspace Group PLC	891,682	8,324
Sumitomo Realty & Development Co Ltd	2,727,000	70,559				$2,611,815
Sun Hung Kai Properties Ltd	1,535,577	22,033		Software - 0.58%
TLG Immobilien AG	1,094,565	24,506		InterXion Holding NV (a)	517,200	19,591
Tokyo Tatemono Co Ltd	1,908,700	23,766
UNITE Group PLC/The	3,586,571	30,057		Storage & Warehousing - 0.44%
Vonovia SE	245,992	9,753		Safestore Holdings PLC	2,990,736	14,661
Wihlborgs Fastigheter AB	1,036,005	22,971
		$648,790		TOTAL COMMON STOCKS		$3,311,278
REITS - 77.74%				INVESTMENT COMPANIES - 1.66%	Shares Held	Value(000	's)
Advance Residence Investment Corp	9,083	25,294		Money Market Funds - 1.66%
Alexandria Real Estate Equities Inc	358,978	40,313		Morgan Stanley Institutional Liquidity Funds -	55,925,134	55,925
American Campus Communities Inc	435,769	23,562		Government Portfolio
American Tower Corp	233,251	27,004
Apartment Investment & Management Co	1,042,843	47,940		TOTAL INVESTMENT COMPANIES		$55,925
AvalonBay Communities Inc	518,590	96,276		Total Investments		$3,367,203
Big Yellow Group PLC	993,830	9,317		Other Assets and Liabilities - (0.22)%		$(7,232)
Boston Properties Inc	569,725	80,975		TOTAL NET ASSETS - 100.00%		$3,359,971
Colony Starwood Homes	334,300	10,952
Crown Castle International Corp	380,780	36,947
CubeSmart	1,773,788	52,699		(a) Non-Income Producing Security
DDR Corp	928,547	18,330
Dexus Property Group	3,334,423	24,764
Duke Realty Corp	2,014,294	57,992
Education Realty Trust Inc	517,142	24,895		Portfolio Summary (unaudited)
EPR Properties	381,127	32,022		Country		Percent
Equinix Inc	131,320	48,965		United States		56.44%
Equity One Inc	1,214,263	40,399		Japan		12.94%
Equity Residential	1,098,256	74,670		Australia		6.18%
Essex Property Trust Inc	379,378	88,729		Hong Kong		6.03%
Extra Space Storage Inc	451,460	38,835		United Kingdom		4.76%
Federal Realty Investment Trust	111,082	18,851		France		4.47%
First Industrial Realty Trust Inc	895,764	26,398		Germany		4.08%
Frasers Logistics & Industrial Trust (a)	10,365,462	7,654		Sweden		2.62%
Gecina SA	197,482	29,931		Spain		1.08%
General Growth Properties Inc	1,816,189	58,027		Netherlands		0.58%
Goodman Group	11,260,852	64,585		Finland		0.58%
Hoshino Resorts REIT Inc	785	9,619		Singapore		0.46%
Japan Hotel REIT Investment Corp	28,460	23,872		Other Assets and Liabilities		(0.22)%
Japan Logistics Fund Inc	12,737	29,880		TOTAL NET ASSETS		100.00%
Japan Rental Housing Investments Inc	13,271	11,392
Japan Retail Fund Investment Corp	13,954	34,332
Kenedix Office Investment Corp	2,980	18,644
Kenedix Retail REIT Corp	5,726	15,651
Kilroy Realty Corp	324,141	23,730
Klepierre	1,878,727	90,087
Land Securities Group PLC	4,538,791	65,706
Link REIT	7,274,500	54,349
Mapletree Commercial Trust	6,455,700	7,628
Merlin Properties Socimi SA	3,178,384	36,414
Mirvac Group	31,524,653	52,738
Nomura Real Estate Master Fund Inc	18,207	30,173
Orix JREIT Inc	14,356	26,480
Pebblebrook Hotel Trust	535,354	15,873
Physicians Realty Trust	1,202,865	26,126
Prologis Inc	1,579,975	86,093
Public Storage	176,231	42,105
Regency Centers Corp	302,900	25,725
Rexford Industrial Realty Inc	550,825	12,592
Saul Centers Inc	211,722	14,221
Scentre Group	16,294,944	65,676
Segro PLC	5,352,347	31,361

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 2.50%	Shares Held	Value(000	's)		Principal
Money Market Funds - 2.50%				BONDS (continued)	Amount (000's)	Value(000	's)
Goldman Sachs Financial Square Funds -	37,987,009	$37,987		Commercial Mortgage Backed Securities (continued)
Government Fund				WFRBS Commercial Mortgage Trust 2014-
				LC14
TOTAL INVESTMENT COMPANIES		$37,987		4.34%, 03/15/2047(a)	$8,000	$8,523
	Principal					$142,483
BONDS- 29.35%	Amount (000's)	Value(000	's)	Home Equity Asset Backed Securities - 0.76%
Commercial Mortgage Backed Securities - 9.36%				ACE Securities Corp Mortgage Loan Trust
CFCRE Commercial Mortgage Trust 2011-				Series 2007-D1
C1				6.34%, 02/25/2038(a),(b)	4,110	3,954
6.18%, 04/15/2044(a),(b)	$3,000	$3,304		6.93%, 02/25/2038(b)	7,776	7,660
Citigroup Commercial Mortgage Trust 2013-						$11,614
GC17				Mortgage Backed Securities - 19.02%
4.54%, 11/10/2046	6,363	7,252		BNPP Mortgage Securities LLC 2009-1
Citigroup Commercial Mortgage Trust 2016-				Trust
GC36				6.00%, 08/27/2037(b)	6,757	6,835
4.76%, 02/10/2049(a)	3,500	3,803		Citigroup Mortgage Loan Trust 2014-A
COMM 2014-UBS4 Mortgage Trust				5.45%, 01/25/2035(a),(b)	6,293	6,653
4.62%, 08/10/2047(a)	5,000	5,226		Citigroup Mortgage Loan Trust 2015-PS1
Ginnie Mae				5.25%, 09/25/2042(a),(b)	8,261	9,095
0.10%, 04/16/2053(a),(c)	20,796	485		Fannie Mae Interest Strip
0.35%, 08/16/2053(a),(c)	17,567	415		3.50%, 12/25/2043(c)	6,908	1,024
0.57%, 12/16/2053(a),(c)	35,495	1,579		7.00%, 04/25/2024(a),(c)	54	10
0.63%, 08/16/2051(a),(c)	89,515	4,529		Fannie Mae REMICS
0.63%, 09/16/2053(a),(c)	28,327	1,031		1.09%, 04/25/2027(a)	13	13
0.65%, 10/16/2053(a),(c)	39,685	2,014		1.73%, 05/25/2046(a),(c)	75,331	4,437
0.66%, 06/16/2052(a),(c)	38,628	1,695		1.77%, 03/25/2046(a),(c)	48,576	3,258
0.67%, 04/16/2047(a),(c)	97,671	4,890		1.82%, 08/25/2044(a),(c)	55,944	3,871
0.69%, 03/16/2049(a),(c)	37,603	1,367		1.84%, 06/25/2045(a),(c)	58,205	4,005
0.73%, 11/16/2045(a),(c)	40,690	2,044		1.85%, 04/25/2045(a),(c)	41,657	2,768
0.77%, 12/16/2053(a),(c)	84,511	4,646		1.88%, 07/25/2045(a),(c)	57,455	3,877
0.77%, 06/16/2054(a),(c)	72,627	3,105		1.89%, 11/25/2044(a),(c)	37,121	2,684
0.77%, 10/16/2054(a),(c)	54,032	2,211		1.93%, 08/25/2044(a),(c)	41,696	2,935
0.80%, 11/16/2052(a),(c)	57,814	3,282		2.50%, 02/25/2028(a),(c)	22,280	1,874
0.82%, 02/16/2053(a),(c)	47,935	2,993		2.50%, 11/25/2041	6,087	6,289
0.87%, 03/16/2052(a),(c)	69,476	4,611		3.00%, 03/25/2046(a),(c)	16,490	2,357
0.88%, 06/16/2054(a),(c)	31,006	1,567		3.50%, 01/25/2028(a),(c)	20,665	2,313
0.89%, 01/16/2056(a),(c)	24,490	1,502		3.50%, 06/25/2033(a),(c)	21,989	2,473
0.90%, 02/16/2053(a),(c)	59,983	3,624		3.50%, 02/25/2036(a),(c)	13,773	1,654
0.96%, 02/16/2046(a),(c)	65,473	3,806		3.50%, 01/25/2040(a),(c)	25,107	2,603
0.96%, 09/16/2053(a),(c)	59,461	3,477		3.50%, 11/25/2042	9,708	10,572
0.96%, 10/16/2056(a),(c)	40,882	3,273		3.50%, 11/25/2042(a),(c)	28,528	4,634
0.97%, 12/16/2053(a),(c)	14,988	741		3.50%, 02/25/2043	1,653	1,746
1.00%, 06/16/2057(a),(c)	17,859	1,531		4.00%, 06/25/2039	10,000	10,764
GS Mortgage Securities Trust 2011-GC5				4.00%, 12/25/2039(c)	13,766	1,578
5.39%, 08/10/2044(a),(b)	4,624	4,720		4.50%, 04/25/2045(a),(c)	34,775	7,647
GS Mortgage Securities Trust 2013-GC13				7.00%, 04/25/2032	1,305	1,507
4.07%, 07/10/2046(a),(b)	5,000	4,649		9.00%, 05/25/2020	14	16
GS Mortgage Securities Trust 2015-GC34				Freddie Mac REMICS
4.65%, 10/10/2048(a)	4,169	4,406		1.38%, 02/15/2021(a)	8	8
JP Morgan Chase Commercial Mortgage				1.86%, 05/15/2041(a),(c)	77,703	5,008
Securities Trust 2013-C16				1.92%, 04/15/2040(a),(c)	52,678	3,551
4.91%, 12/15/2046(a)	8,000	9,308		1.92%, 02/15/2042(a),(c)	40,429	2,569
JP Morgan Chase Commercial Mortgage				2.01%, 10/15/2040(a),(c)	55,730	3,748
Securities Trust 2015-JP1				2.06%, 10/15/2040(a),(c)	43,273	3,414
4.24%, 01/15/2049(a),(b)	3,000	2,351		2.50%, 11/15/2032	7,069	7,170
JPMBB Commercial Mortgage Securities				2.50%, 01/15/2043(a),(c)	18,224	2,050
Trust 2014-C25				2.50%, 02/15/2043	3,609	3,647
4.45%, 11/15/2047(a)	5,000	5,290		3.00%, 08/15/2028	4,483	4,734
Wells Fargo Commercial Mortgage Trust				3.00%, 11/15/2030(a),(c)	9,181	549
2015-C31				3.00%, 06/15/2031(a),(c)	13,930	1,153
4.61%, 11/15/2048(a)	6,000	6,343		3.00%, 06/15/2040	7,552	7,856
WFRBS Commercial Mortgage Trust 2013-				3.00%, 10/15/2042	2,475	2,586
C14				3.00%, 03/15/2043	7,105	7,422
4.00%, 06/15/2046(a),(b)	2,500	2,272		3.00%, 03/15/2044	5,863	6,174
WFRBS Commercial Mortgage Trust 2014-				3.00%, 05/15/2044	1,588	1,680
C22				3.00%, 05/15/2044(a)	4,155	4,356
3.91%, 09/15/2057(a),(b)	4,840	3,737		3.50%, 01/15/2028(a),(c)	11,221	1,205
WFRBS Commercial Mortgage Trust 2014-				3.50%, 04/15/2040(c)	14,518	981
C23				4.00%, 06/15/2028(a),(c)	2,212	33
4.38%, 10/15/2057(a)	9,700	10,881		4.00%, 02/15/2039(a),(c)	28,246	2,622
				4.00%, 05/15/2039	4,825	5,163
				4.00%, 11/15/2042(a),(c)	16,959	2,441
				4.50%, 05/15/2037(a)	3,906	4,041
				6.50%, 08/15/2027	104	113

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Freddie Mac Strips			4.50%, 11/01/2043	$6,676	$7,503
2.01%, 02/15/2038(a),(c)	$54,298	$3,568	5.00%, 10/01/2025	93	102
3.00%, 10/15/2027(a),(c)	20,007	1,988	5.00%, 12/01/2032	76	85
Ginnie Mae			5.00%, 02/01/2033	795	883
1.15%, 09/20/2037(a),(c)	36,929	1,521	5.00%, 01/01/2034	744	832
1.17%, 03/20/2041(a),(c)	46,213	1,700	5.00%, 05/01/2034	163	180
1.20%, 11/20/2036(a),(c)	54,200	2,671	5.00%, 07/01/2035	74	82
3.00%, 05/16/2037	14,000	14,381	5.00%, 07/01/2035	4	4
3.25%, 05/20/2045(a)	4,949	5,588	5.00%, 10/01/2035	14	16
3.50%, 04/20/2038(a),(c)	11,684	941	5.00%, 11/01/2035	615	683
3.50%, 10/20/2041(a),(c)	18,742	1,924	5.00%, 07/01/2044	5,031	5,618
3.50%, 01/20/2043(c)	23,549	4,841	5.50%, 04/01/2018	18	19
3.50%, 05/20/2043(a),(c)	15,473	2,386	5.50%, 03/01/2029	1	1
4.00%, 02/20/2034	6,459	6,857	5.50%, 05/01/2033	13	14
4.00%, 11/16/2038	851	893	5.50%, 10/01/2033	18	20
4.00%, 02/20/2044(a),(c)	9,931	1,374	5.50%, 12/01/2033	494	558
4.00%, 04/20/2045(a),(c)	23,787	4,238	5.50%, 07/01/2037	33	36
4.50%, 04/20/2045(a),(c)	10,149	2,428	5.50%, 04/01/2038	17	19
4.50%, 12/20/2045(a),(c)	12,773	2,765	5.50%, 05/01/2038	80	91
5.00%, 11/20/2039	6,103	6,824	6.00%, 04/01/2017	22	23
LF Rothschild Mortgage Trust III			6.00%, 04/01/2017	21	21
9.95%, 09/01/2017	1	1	6.00%, 05/01/2017	25	25
New Residential Mortgage Loan Trust 2014-			6.00%, 07/01/2017	1	1
3			6.00%, 01/01/2021	48	51
4.75%, 11/25/2054(a),(b)	7,890	8,668	6.00%, 06/01/2028	11	12
New Residential Mortgage Loan Trust 2015-			6.00%, 05/01/2031	118	136
2			6.00%, 10/01/2031	4	5
5.60%, 08/25/2055(a),(b)	6,820	7,375	6.00%, 02/01/2032	18	21
Sequoia Mortgage Trust 2013-2			6.00%, 09/01/2032	192	218
3.66%, 02/25/2043(a)	8,096	8,118	6.00%, 11/01/2033	503	581
Springleaf Mortgage Loan Trust 2013-3			6.00%, 11/01/2033	337	386
3.79%, 09/25/2057(a),(b)	4,800	4,809	6.00%, 05/01/2034	1,228	1,386
		$289,625	6.00%, 05/01/2034	1,314	1,502
Other Asset Backed Securities - 0.21%			6.00%, 09/01/2034	115	133
TAL Advantage V LLC			6.00%, 02/01/2035	116	133
3.33%, 05/20/2039(a),(b)	3,271	3,183	6.00%, 10/01/2036(a)	70	81
			6.00%, 03/01/2037	130	151
TOTAL BONDS		$446,905	6.00%, 05/01/2037	193	227
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 01/01/2038(a)	68	79
AGENCY OBLIGATIONS - 67.61%	Amount (000's)	Value (000's)	6.00%, 03/01/2038	44	50
Federal Home Loan Mortgage Corporation (FHLMC) - 14.60%			6.00%, 04/01/2038	160	186
2.00%, 03/01/2028	$2,562	$2,613	6.00%, 07/01/2038	254	290
2.50%, 08/01/2027	2,072	2,152	6.00%, 10/01/2038	165	189
2.50%, 09/01/2027	6,743	7,003	6.00%, 09/01/2039	5,739	6,763
2.50%, 02/01/2028	6,528	6,791	6.50%, 11/01/2016	2	2
2.54%, 03/01/2036(a)	248	256	6.50%, 06/01/2017	5	5
2.85%, 10/01/2032(a)	2	2	6.50%, 12/01/2021	231	262
3.00%, 02/01/2027	5,948	6,269	6.50%, 04/01/2022	205	232
3.00%, 04/01/2035	3,488	3,694	6.50%, 05/01/2022	83	93
3.00%, 10/01/2042	9,821	10,266	6.50%, 08/01/2022	51	58
3.00%, 10/01/2042	8,003	8,456	6.50%, 05/01/2023	85	89
3.00%, 05/01/2043	7,129	7,474	6.50%, 07/01/2023	2	2
3.50%, 11/01/2026	3,775	4,026	6.50%, 01/01/2024	5	6
3.50%, 02/01/2032	6,333	6,788	6.50%, 07/01/2025	1	2
3.50%, 04/01/2032	5,546	5,944	6.50%, 09/01/2025	2	2
3.50%, 12/01/2041	3,508	3,761	6.50%, 10/01/2025	1	1
3.50%, 02/01/2042	2,530	2,680	6.50%, 10/01/2025	2	3
3.50%, 04/01/2042	932	987	6.50%, 03/01/2029	60	71
3.50%, 04/01/2042	10,327	10,964	6.50%, 03/01/2029	6	7
3.50%, 07/01/2042	11,535	12,280	6.50%, 04/01/2031	227	261
3.50%, 09/01/2042	8,019	8,516	6.50%, 10/01/2031	86	99
3.50%, 08/01/2043	7,949	8,521	6.50%, 02/01/2032	12	14
3.50%, 02/01/2044	8,994	9,592	6.50%, 04/01/2032	11	13
3.50%, 08/01/2045	7,647	8,198	6.50%, 04/01/2035	7	9
4.00%, 12/01/2040	6,832	7,427	6.50%, 02/01/2037	31	35
4.00%, 10/01/2041	4,232	4,565	7.00%, 07/01/2024	3	3
4.00%, 12/01/2041	6,263	6,885	7.00%, 01/01/2028	431	486
4.00%, 07/01/2042	4,367	4,801	7.00%, 06/01/2029	146	172
4.00%, 07/01/2043	5,661	6,232	7.00%, 01/01/2031	1	1
4.00%, 09/01/2044	6,922	7,598	7.00%, 04/01/2031	90	102
4.50%, 07/01/2039	1,924	2,110	7.00%, 10/01/2031	105	121
4.50%, 12/01/2040	5,267	5,764	7.00%, 04/01/2032	231	281
4.50%, 04/01/2041	6,836	7,675	7.50%, 12/01/2030	4	4

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund July 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
7.50%, 02/01/2031	$2	$2	4.50%, 09/01/2025	$2,827	$3,011
7.50%, 02/01/2031	30	34	4.50%, 07/01/2039	2,020	2,227
8.00%, 08/01/2030	1	1	4.50%, 09/01/2039	2,536	2,783
8.00%, 12/01/2030	10	10	4.50%, 03/01/2041	4,763	5,237
8.50%, 07/01/2029	137	153	4.50%, 03/01/2042	11,999	13,392
		$222,322	4.50%, 09/01/2043	5,246	5,882
Federal National Mortgage Association (FNMA) - 39.69%			4.50%, 09/01/2043	5,947	6,668
2.00%, 10/01/2027	3,322	3,397	4.50%, 09/01/2043	9,775	10,961
2.00%, 10/01/2027	4,508	4,610	4.50%, 11/01/2043	8,764	9,827
2.00%, 02/01/2028	5,931	6,065	4.50%, 09/01/2044	7,482	8,395
2.00%, 08/01/2028	3,514	3,593	4.50%, 10/01/2044	5,124	5,749
2.48%, 12/01/2033(a)	110	116	4.50%, 12/01/2044	10,276	11,530
2.50%, 06/01/2027	7,627	7,916	5.00%, 01/01/2018	15	16
2.50%, 05/01/2028	3,879	4,040	5.00%, 11/01/2018	100	103
2.50%, 05/01/2028	3,356	3,496	5.00%, 04/01/2019	34	35
2.50%, 07/01/2028	12,141	12,532	5.00%, 01/01/2026	108	120
2.50%, 08/01/2028	4,597	4,789	5.00%, 04/01/2035	235	264
2.50%, 09/01/2028	6,575	6,848	5.00%, 05/01/2035	125	139
2.50%, 03/01/2030	9,429	9,796	5.00%, 07/01/2035	42	47
2.88%, 11/01/2033(a)	10	11	5.00%, 02/01/2038	2,573	2,904
3.00%, 04/01/2027	5,484	5,781	5.00%, 03/01/2038	2,007	2,266
3.00%, 05/01/2029	8,717	9,221	5.00%, 02/01/2040	10,056	11,368
3.00%, 10/01/2042	7,436	7,822	5.00%, 05/01/2040	3,907	4,427
3.00%, 11/01/2042	10,208	10,732	5.00%, 07/01/2040	2,596	2,911
3.00%, 12/01/2042	7,578	7,946	5.00%, 07/01/2041	4,976	5,526
3.00%, 01/01/2043	6,322	6,647	5.00%, 07/01/2041	11,579	13,142
3.00%, 01/01/2043	7,515	7,873	5.00%, 02/01/2044	4,760	5,410
3.00%, 02/01/2043	7,938	8,345	5.50%, 09/01/2017	2	2
3.00%, 04/01/2043	9,418	9,846	5.50%, 09/01/2017	12	12
3.00%, 06/01/2043	14,165	14,876	5.50%, 12/01/2017	74	76
3.00%, 08/01/2043	9,630	10,069	5.50%, 03/01/2018	18	18
3.00%, 07/01/2045	3,743	3,919	5.50%, 06/01/2019	6	6
3.00%, 01/01/2046	7,200	7,546	5.50%, 06/01/2019	8	8
3.00%, 05/01/2046	6,934	7,275	5.50%, 07/01/2019	29	30
3.50%, 02/01/2042	8,234	8,845	5.50%, 07/01/2019	9	9
3.50%, 03/01/2042	4,143	4,392	5.50%, 07/01/2019	2	2
3.50%, 06/01/2042	4,388	4,668	5.50%, 07/01/2019	18	18
3.50%, 07/01/2042	5,192	5,524	5.50%, 08/01/2019	28	29
3.50%, 07/01/2042	6,872	7,349	5.50%, 08/01/2019	6	6
3.50%, 09/01/2042	11,573	12,375	5.50%, 09/01/2019	40	41
3.50%, 11/01/2042	6,989	7,478	5.50%, 06/01/2026	96	107
3.50%, 02/01/2043	2,797	2,999	5.50%, 05/01/2033	180	199
3.50%, 05/01/2043	3,509	3,766	5.50%, 07/01/2033	874	1,004
3.50%, 05/01/2043	6,713	7,184	5.50%, 09/01/2033	489	558
3.50%, 10/01/2044	8,702	9,340	5.50%, 02/01/2035	1,934	2,191
3.50%, 11/01/2044	7,852	8,428	5.50%, 02/01/2037	12	14
3.50%, 03/01/2045	4,513	4,823	5.50%, 12/01/2037	1,324	1,516
3.50%, 03/01/2045	7,306	7,825	5.50%, 03/01/2038	354	406
3.50%, 06/01/2045	9,108	9,776	5.50%, 03/01/2038	494	562
3.50%, 08/01/2045	7,495	8,045	6.00%, 12/01/2016	10	10
3.50%, 09/01/2045	7,101	7,592	6.00%, 04/01/2017	5	5
3.50%, 11/01/2045	13,883	14,868	6.00%, 08/01/2017	107	108
3.50%, 01/01/2046	6,776	7,274	6.00%, 08/01/2018	112	115
4.00%, 01/01/2034	2,039	2,208	6.00%, 12/01/2022	18	20
4.00%, 08/01/2039	5,132	5,502	6.00%, 03/01/2029	64	74
4.00%, 09/01/2040	3,934	4,285	6.00%, 08/01/2031	398	458
4.00%, 04/01/2041	3,629	3,890	6.00%, 12/01/2031	2	2
4.00%, 02/01/2042	3,212	3,521	6.00%, 12/01/2031	4	4
4.00%, 04/01/2042	6,889	7,413	6.00%, 01/01/2032	263	286
4.00%, 01/01/2043	2,847	3,131	6.00%, 11/01/2032	7	8
4.00%, 03/01/2043	6,012	6,542	6.00%, 04/01/2033	273	305
4.00%, 08/01/2043	6,124	6,723	6.00%, 02/01/2034	200	228
4.00%, 08/01/2043	10,210	11,208	6.00%, 03/01/2034	146	167
4.00%, 10/01/2043	7,772	8,510	6.00%, 09/01/2034	934	1,047
4.00%, 04/01/2044	3,935	4,319	6.00%, 11/01/2037	92	105
4.00%, 08/01/2044	13,689	15,026	6.00%, 02/01/2038	152	174
4.00%, 08/01/2044	5,375	5,899	6.00%, 03/01/2038	83	96
4.00%, 11/01/2044	4,120	4,522	6.00%, 08/01/2038	868	1,003
4.00%, 02/01/2045	7,192	7,896	6.00%, 04/01/2039	981	1,143
4.00%, 07/01/2045	8,312	9,023	6.50%, 09/01/2024	258	297
4.00%, 09/01/2045	13,652	15,012	6.50%, 08/01/2028	67	77
4.50%, 12/01/2019	35	36	6.50%, 11/01/2028	48	55
4.50%, 01/01/2020	146	151	6.50%, 12/01/2028	41	47

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.50%, 02/01/2029	$27	$32	6.00%, 03/15/2024	$15	$17
6.50%, 03/01/2029	51	59	6.00%, 04/20/2024	26	29
6.50%, 04/01/2029	26	30	6.00%, 05/20/2024	16	18
6.50%, 06/01/2031	77	88	6.00%, 05/20/2024	17	19
6.50%, 06/01/2031	70	81	6.00%, 10/20/2024	11	13
6.50%, 06/01/2031	106	126	6.00%, 09/20/2025	22	24
6.50%, 12/01/2031	6	6	6.00%, 04/20/2026	61	71
6.50%, 01/01/2032	34	39	6.00%, 10/20/2028	9	11
6.50%, 04/01/2032	362	417	6.00%, 02/20/2029	99	117
6.50%, 04/01/2032	22	25	6.00%, 08/15/2032	37	42
6.50%, 08/01/2032	148	171	6.00%, 09/15/2032	72	82
6.50%, 11/01/2032	410	468	6.00%, 02/15/2033	24	28
6.50%, 11/01/2032	215	244	6.00%, 07/20/2033	1,207	1,420
6.50%, 02/01/2033	233	269	6.00%, 08/15/2038	209	239
6.50%, 04/01/2036	10	12	6.50%, 09/15/2023	7	8
6.50%, 08/01/2036	113	130	6.50%, 09/15/2023	22	25
6.50%, 08/01/2036	68	79	6.50%, 09/15/2023	13	15
6.50%, 10/01/2036	51	60	6.50%, 09/15/2023	12	14
6.50%, 11/01/2036	53	65	6.50%, 10/15/2023	20	23
6.50%, 07/01/2037	32	39	6.50%, 11/15/2023	4	5
6.50%, 07/01/2037	45	55	6.50%, 12/15/2023	25	28
6.50%, 08/01/2037	774	944	6.50%, 12/15/2023	17	20
6.50%, 08/01/2037	62	74	6.50%, 12/15/2023	6	6
6.50%, 01/01/2038	8	10	6.50%, 12/15/2023	12	14
6.50%, 02/01/2038	35	43	6.50%, 01/15/2024	10	12
6.50%, 05/01/2038	12	14	6.50%, 01/15/2024	30	34
7.00%, 05/01/2022	14	15	6.50%, 01/15/2024	4	4
7.00%, 08/01/2028	80	93	6.50%, 01/15/2024	7	8
7.00%, 12/01/2028	89	102	6.50%, 01/15/2024	17	19
7.00%, 07/01/2029	85	98	6.50%, 01/15/2024	9	11
7.00%, 11/01/2031	303	338	6.50%, 03/15/2024	23	26
7.00%, 07/01/2032	150	169	6.50%, 04/15/2024	15	17
7.50%, 12/01/2024	106	117	6.50%, 04/20/2024	9	11
7.50%, 07/01/2029	23	23	6.50%, 07/15/2024	40	46
7.50%, 02/01/2030	82	91	6.50%, 01/15/2026	7	8
7.50%, 01/01/2031	2	2	6.50%, 03/15/2026	14	17
7.50%, 08/01/2032	13	16	6.50%, 07/20/2026	2	2
8.00%, 05/01/2022	1	1	6.50%, 10/20/2028	10	12
8.50%, 09/01/2025	1	2	6.50%, 03/20/2031	81	97
9.00%, 09/01/2030	33	39	6.50%, 04/20/2031	66	80
		$604,149	6.50%, 07/15/2031	1	2
Government National Mortgage Association (GNMA) - 8.21%			6.50%, 10/15/2031	11	13
3.00%, 11/15/2042	9,032	9,529	6.50%, 07/15/2032	6	6
3.00%, 11/15/2042	6,720	7,063	6.50%, 05/20/2034	606	745
3.00%, 12/15/2042	6,814	7,172	6.80%, 04/20/2025	39	40
3.00%, 02/15/2043	7,406	7,814	7.00%, 11/15/2022	4	4
3.50%, 12/20/2041	5,226	5,574	7.00%, 11/15/2022	7	7
3.50%, 08/20/2042	6,612	7,119	7.00%, 12/15/2022	32	34
3.50%, 06/20/2043	7,242	7,826	7.00%, 01/15/2023	16	16
3.50%, 08/15/2043	9,468	10,134	7.00%, 01/15/2023	7	7
3.50%, 04/20/2045	7,370	7,906	7.00%, 01/15/2023	3	3
3.50%, 09/20/2045	9,382	10,107	7.00%, 02/15/2023	20	20
4.00%, 08/15/2041	5,943	6,511	7.00%, 07/15/2023	8	9
4.00%, 09/15/2041	9,652	10,604	7.00%, 07/15/2023	16	16
4.00%, 03/15/2044	6,156	6,788	7.00%, 07/15/2023	8	8
4.00%, 10/20/2044	5,883	6,374	7.00%, 08/15/2023	16	17
5.00%, 02/15/2034	196	221	7.00%, 10/15/2023	13	14
5.00%, 10/15/2039	4,018	4,556	7.00%, 12/15/2023	16	18
5.50%, 07/20/2033	1,585	1,784	7.00%, 12/15/2023	14	15
5.50%, 03/20/2034	1,605	1,846	7.00%, 01/15/2026	11	11
5.50%, 05/20/2035	173	195	7.00%, 01/15/2027	23	25
5.50%, 01/15/2039	361	415	7.00%, 10/15/2027	8	9
6.00%, 10/15/2023	97	110	7.00%, 10/15/2027	1	1
6.00%, 11/15/2023	18	20	7.00%, 10/15/2027	1	1
6.00%, 11/15/2023	43	50	7.00%, 11/15/2027	24	24
6.00%, 12/15/2023	10	12	7.00%, 12/15/2027	2	2
6.00%, 12/15/2023	23	27	7.00%, 12/15/2027	5	5
6.00%, 12/15/2023	2	2	7.00%, 02/15/2028	1	1
6.00%, 01/15/2024	13	15	7.00%, 04/15/2028	2	2
6.00%, 01/20/2024	5	6	7.00%, 06/15/2028	144	161
6.00%, 02/15/2024	22	26	7.00%, 12/15/2028	72	80
6.00%, 02/15/2024	24	28	7.00%, 01/15/2029	51	57
6.00%, 02/15/2024	16	18	7.00%, 03/15/2029	26	26

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(e) Security is a Principal Only Strip.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)
7.00%, 04/15/2029	$177	$198
7.00%, 04/15/2029	16	16	Portfolio Summary (unaudited)
7.00%, 05/15/2031	9	11	Sector	Percent
7.00%, 06/20/2031	64	79	Mortgage Securities	90.88%
7.00%, 07/15/2031	2	2	Government	5.11%
7.00%, 09/15/2031	2	2	Investment Companies	2.50%
7.25%, 09/15/2025	16	16	Asset Backed Securities	0.97%
7.50%, 04/15/2017	1	1	Other Assets and Liabilities	0.54%
7.50%, 04/15/2017	2	2	TOTAL NET ASSETS	100.00%
7.50%, 07/15/2018	4	4
7.50%, 12/15/2021	19	19
7.50%, 02/15/2022	6	6
7.50%, 03/15/2022	1	1
7.50%, 03/15/2022	8	8
7.50%, 04/15/2022	2	2
7.50%, 04/15/2022	6	6
7.50%, 04/15/2022	21	22
7.50%, 07/15/2022	16	16
7.50%, 08/15/2022	3	4
7.50%, 08/15/2022	2	2
7.50%, 08/15/2022	14	14
7.50%, 02/15/2023	8	9
7.50%, 05/15/2023	7	7
7.50%, 05/15/2023	2	2
7.50%, 06/15/2023	13	14
7.50%, 10/15/2023	1	1
7.50%, 11/15/2023	11	11
7.50%, 03/15/2024	19	21
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	6	6
7.50%, 05/15/2027	16	16
7.50%, 06/15/2027	10	10
7.50%, 08/15/2029	53	61
7.50%, 10/15/2029	63	71
7.50%, 11/15/2029	48	49
7.50%, 11/15/2029	78	82
8.00%, 02/15/2022	18	20
8.00%, 04/15/2022	12	12
8.00%, 12/15/2030	7	9
9.00%, 11/15/2021	40	43
9.50%, 10/15/2017	2	2
9.50%, 11/15/2017	2	2
9.50%, 09/20/2018	13	13
9.50%, 09/15/2020	6	6
9.50%, 12/20/2020	14	14
9.50%, 01/20/2021	1	1
9.50%, 08/15/2021	39	44
		$124,901
U.S. Treasury - 4.68%
1.00%, 02/15/2018	16,600	16,687
2.25%, 11/30/2017	14,100	14,401
3.13%, 05/15/2021	18,000	19,758
4.25%, 11/15/2040	5,310	7,553
5.25%, 11/15/2028	2,000	2,822
6.25%, 08/15/2023	7,500	10,026
		$71,247
U.S. Treasury Strip - 0.43%
0.00%, 05/15/2020(d),(e)	6,800	6,571

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,029,190
Total Investments		$1,514,082
Other Assets and Liabilities - 0.54%		$8,172
TOTAL NET ASSETS - 100.00%		$1,522,254

(a)	Variable Rate. Rate shown is in effect at July 31, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $79,265 or 5.21% of net assets.
(c)	Security is an Interest Only Strip.
(d)	Non-Income Producing Security

See accompanying notes

Schedule of Investments High Yield Fund July 31, 2016 (unaudited)

COMMON STOCKS - 0.04%	Shares Held	Value(000	's)			Principal
Biotechnology - 0.00%				BONDS (continued)	Amount (000's)		Value(000	's)
Neuro-Hitech Inc (a),(b)	250,000	$—		Automobile Parts & Equipment (continued)
				ZF North America Capital Inc	(continued)
Commercial Services - 0.00%				4.75%, 04/29/2025(d)		$4,780	$4,995
Network Holding Co KSCC (a),(b),(c)	393,257	62					$42,441
				Banks- 3.32%
Computers - 0.00%				Barclays PLC
GCB S3 Inc (a),(b),(c)	10,000,000	—		8.25%, 12/29/2049(f),(g)		9,050	9,208
				ING Bank NV
Energy - Alternate Sources - 0.00%				5.80%, 09/25/2023(d)		18,700	20,823
Ogden Corp (a),(b),(c)	5,000,000	—		ING Groep NV
				6.00%, 12/29/2049(f),(g)		8,150	8,048
Forest Products & Paper - 0.04%				JPMorgan Chase & Co
Verso Corp (a)	122,129	1,423		5.00%, 12/29/2049(f),(g)		27,925	27,646
Verso Corp - Warrants (a),(b)	12,855	—		Popular Inc
		$1,423		7.00%, 07/01/2019		8,920	9,076
TOTAL COMMON STOCKS		$1,485		Royal Bank of Scotland Group PLC
INVESTMENT COMPANIES - 5.86%	Shares Held	Value(000	's)	7.50%, 12/29/2049(f),(g)		12,800	12,429
Money Market Funds - 5.86%				Wells Fargo & Co
Goldman Sachs Financial Square Funds -	205,159,046	205,159		5.87%, 12/29/2049(f),(g)		8,765	9,652
Government Fund				5.90%, 12/29/2049(f),(g)		18,000	19,193
							$116,075
TOTAL INVESTMENT COMPANIES		$205,159		Beverages - 0.61%
	Principal			Constellation Brands Inc
BONDS- 86.91%	Amount (000's)	Value(000	's)	3.75%, 05/01/2021		6,520	6,862
Advertising - 0.32%				4.25%, 05/01/2023		13,725	14,549
MDC Partners Inc							$21,411
6.50%, 05/01/2024(d)	$11,515	$11,141		Building Materials - 1.37%
				Boise Cascade Co
Aerospace & Defense - 0.12%				6.38%, 11/01/2020		7,920	8,118
Air 2 US				Cemex SAB de CV
8.63%, 10/01/2020(d)	4,008	4,124		6.13%, 05/05/2025(d)		3,675	3,776
				7.25%, 01/15/2021(d)		8,785	9,553
Agriculture - 0.52%				7.75%, 04/16/2026(d)		4,705	5,223
Pinnacle Operating Corp				Masco Corp
9.00%, 11/15/2020(d)	22,113	18,133		4.38%, 04/01/2026		9,845	10,485
				Norbord Inc
Airlines - 0.33%				5.38%, 12/01/2020(d)		10,175	10,658
Air Canada							$47,813
6.75%, 10/01/2019(d)	3,265	3,379		Chemicals - 1.86%
American Airlines 2015-1 Class B Pass				A Schulman Inc
Through Trust				6.88%, 06/01/2023(d)		7,105	7,212
3.70%, 11/01/2024	2,543	2,480		Aruba Investments Inc
United Airlines 2014-1 Class B Pass Through				8.75%, 02/15/2023(d)		10,280	10,177
Trust				Blue Cube Spinco Inc
4.75%, 10/11/2023	3,172	3,196		9.75%, 10/15/2023(d)		5,350	6,112
US Airways 2001-1G Pass Through Trust				Consolidated Energy Finance SA
7.08%, 09/20/2022	2,217	2,395		6.75%, 10/15/2019(d)		22,239	22,072
		$11,450		Cornerstone Chemical Co
Apparel - 0.06%				9.38%, 03/15/2018(d)		9,815	9,619
Hanesbrands Inc				Eagle Spinco Inc
4.63%, 05/15/2024(d)	2,200	2,255		4.63%, 02/15/2021		9,590	9,878
							$65,070
Automobile Manufacturers - 1.57%				Commercial Services - 0.35%
Fiat Chrysler Automobiles NV				Ahern Rentals Inc
4.50%, 04/15/2020	5,000	5,064		7.38%, 05/15/2023(d)		7,070	4,984
Jaguar Land Rover Automotive PLC				TMS International Corp
3.50%, 03/15/2020(d)	7,400	7,456		7.63%, 10/15/2021(d)		10,020	7,215
4.13%, 12/15/2018(d)	11,130	11,380					$12,199
4.25%, 11/15/2019(d)	12,880	13,266		Computers - 0.82%
5.63%, 02/01/2023(d)	6,780	7,145		Compiler Finance Sub Inc
Navistar International Corp				7.00%, 05/01/2021(d)		12,770	5,826
8.25%, 11/01/2021	14,360	10,626		Denali International LLC / Denali Finance
		$54,937		Corp
Automobile Parts & Equipment - 1.21%				5.63%, 10/15/2020(d)		7,410	7,772
Dana Inc				Diamond 1 Finance Corp / Diamond 2 Finance
5.50%, 12/15/2024	8,530	8,647		Corp
Lear Corp				3.48%, 06/01/2019(d)		8,455	8,697
5.25%, 01/15/2025	9,160	9,779		5.88%, 06/15/2021(d)		1,200	1,254
Schaeffler Holding Finance BV				7.13%, 06/15/2024(d)		4,860	5,229
6.75%, PIK 7.50%, 11/15/2022(d),(e)	5,695	6,293					$28,778
ZF North America Capital Inc
4.00%, 04/29/2020(d)	10,200	10,621
4.50%, 04/29/2022(d)	2,030	2,106

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Consumer Products - 0.33%				Entertainment (continued)
Spectrum Brands Inc				Cinemark USA Inc
5.75%, 07/15/2025	$10,830	$11,723		4.88%, 06/01/2023		$17,025	$17,366
				DreamWorks Animation SKG Inc
Distribution & Wholesale - 1.06%				6.88%, 08/15/2020(d)		15,055	15,883
American Builders & Contractors Supply Co				Eldorado Resorts Inc
Inc				7.00%, 08/01/2023		10,345	10,862
5.75%, 12/15/2023(d)	5,550	5,841		GLP Capital LP / GLP Financing II Inc
Global Partners LP / GLP Finance Corp				4.38%, 04/15/2021		945	984
7.00%, 06/15/2023	10,170	8,619		5.38%, 04/15/2026		9,775	10,423
HD Supply Inc				Peninsula Gaming LLC / Peninsula Gaming
5.25%, 12/15/2021(d)	2,525	2,673		Corp
5.75%, 04/15/2024(d)	3,825	4,073		8.38%, 02/15/2018(d)		16,680	16,763
7.50%, 07/15/2020	15,120	15,801		Pinnacle Entertainment Inc
		$37,007		5.63%, 05/01/2024(d)		8,510	8,685
Diversified Financial Services - 5.56%				Regal Entertainment Group
AerCap Ireland Capital Ltd / AerCap Global				5.75%, 03/15/2022		5,590	5,814
Aviation Trust				WMG Acquisition Corp
4.63%, 10/30/2020	5,865	6,268		5.00%, 08/01/2023(d)		5,810	5,897
4.63%, 07/01/2022	16,135	17,330		6.75%, 04/15/2022(d)		12,655	13,288
Aircastle Ltd							$136,717
4.63%, 12/15/2018	3,915	4,111		Food- 2.47%
5.00%, 04/01/2023	9,745	10,221		BI-LO LLC / BI-LO Finance Corp
5.13%, 03/15/2021	11,795	12,591		9.25%, 02/15/2019(d)		10,875	8,985
5.50%, 02/15/2022	5,165	5,527		Ingles Markets Inc
Ally Financial Inc				5.75%, 06/15/2023		10,265	10,547
4.25%, 04/15/2021	1,095	1,118		JBS USA LLC / JBS USA Finance Inc
5.75%, 11/20/2025	14,935	15,551		5.75%, 06/15/2025(d)		9,165	8,936
CIT Group Inc				7.25%, 06/01/2021(d)		3,338	3,446
3.88%, 02/19/2019	20,125	20,528		Post Holdings Inc
5.00%, 08/15/2022	8,500	8,946		5.00%, 08/15/2026(d),(h)		12,305	12,267
Credit Acceptance Corp				7.38%, 02/15/2022		6,910	7,399
6.13%, 02/15/2021	12,090	11,939		7.75%, 03/15/2024(d)		4,585	5,072
7.38%, 03/15/2023	8,140	8,140		Smithfield Foods Inc
Dana Financing Luxembourg Sarl				5.25%, 08/01/2018(d)		4,339	4,382
6.50%, 06/01/2026(d)	4,995	5,120		5.88%, 08/01/2021(d)		14,255	14,861
Fly Leasing Ltd				TreeHouse Foods Inc
6.38%, 10/15/2021	20,730	20,678		6.00%, 02/15/2024(d)		9,730	10,460
Navient Corp							$86,355
5.00%, 10/26/2020	1,360	1,326		Forest Products & Paper - 0.75%
5.88%, 03/25/2021	7,480	7,405		Resolute Forest Products Inc
6.13%, 03/25/2024	9,965	9,417		5.88%, 05/15/2023		9,830	8,061
6.63%, 07/26/2021	4,245	4,287		Sappi Papier Holding GmbH
OneMain Financial Holdings LLC				7.50%, 06/15/2032(d)		5,985	5,626
7.25%, 12/15/2021(d)	10,670	10,670		7.75%, 07/15/2017(d)		5,000	5,162
Springleaf Finance Corp				Tembec Industries Inc
5.25%, 12/15/2019	13,650	13,241		9.00%, 12/15/2019(d)		9,430	7,379
		$194,414					$26,228
Electric - 1.79%				Hand & Machine Tools - 0.15%
Dynegy Inc				Paternoster Holding III GmbH
6.75%, 11/01/2019	3,500	3,565		8.50%, 02/15/2023(d)	EUR	4,900	5,273
7.38%, 11/01/2022	12,610	12,358
Elwood Energy LLC				Healthcare - Products - 2.65%
8.16%, 07/05/2026	6,913	7,604		ConvaTec Finance International SA
Indiantown Cogeneration LP				8.25%, PIK 9.00%, 01/15/2019(d),(e)		$17,065	17,150
9.77%, 12/15/2020	2,087	2,287		ConvaTec Healthcare E SA
Mirant Mid-Atlantic Series B Pass Through				10.50%, 12/15/2018(d)		300	308
Trust				DJO Finco Inc / DJO Finance LLC / DJO
9.13%, 06/30/2017	220	206		Finance Corp
Mirant Mid-Atlantic Series C Pass Through				8.13%, 06/15/2021(d)		13,215	12,026
Trust				Hill-Rom Holdings Inc
10.06%, 12/30/2028	11,422	10,508		5.75%, 09/01/2023(d),(f)		6,440	6,722
NRG Energy Inc				Kinetic Concepts Inc / KCI USA Inc
6.25%, 05/01/2024	6,760	6,675		7.88%, 02/15/2021(d)		9,455	10,194
6.63%, 01/15/2027(d),(h)	1,960	1,938		10.50%, 11/01/2018		6,565	6,704
7.25%, 05/15/2026(d)	6,470	6,640		Mallinckrodt International Finance SA /
8.25%, 09/01/2020	10,375	10,710		Mallinckrodt CB LLC
		$62,491		5.63%, 10/15/2023(d)		21,110	20,266
Entertainment - 3.91%				Teleflex Inc
Carmike Cinemas Inc				4.88%, 06/01/2026		5,020	5,133
6.00%, 06/15/2023(d)	7,040	7,374		Universal Hospital Services Inc
CCM Merger Inc				7.63%, 08/15/2020		15,410	14,331
9.13%, 05/01/2019(d)	22,291	23,378					$92,834

See accompanying notes

Schedule of Investments High Yield Fund July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Healthcare - Services - 4.29%					Leisure Products & Services (continued)
Centene Corp					NCL Corp Ltd (continued)
4.75%, 05/15/2022		$17,250	$17,767		5.25%, 11/15/2019(d)		$10,175	$10,404
5.63%, 02/15/2021		3,930	4,151					$23,403
6.13%, 02/15/2024		9,525	10,233		Lodging - 0.90%
Fresenius Medical Care US Finance II Inc					Boyd Gaming Corp
4.75%, 10/15/2024(d)		5,770	6,145		6.88%, 05/15/2023		5,360	5,742
5.88%, 01/31/2022(d)		7,825	8,823		MGM Growth Properties Operating
6.50%, 09/15/2018(d)		4,895	5,338		Partnership LP / MGP Escrow Co-Issuer Inc
HCA Holdings Inc					5.63%, 05/01/2024(d)		10,860	11,631
6.25%, 02/15/2021		2,480	2,688		MGM Resorts International
HCA Inc					6.00%, 03/15/2023		6,510	7,043
4.75%, 05/01/2023		21,400	22,310		6.63%, 12/15/2021		6,290	6,962
5.00%, 03/15/2024		17,315	18,181					$31,378
5.25%, 04/15/2025		3,915	4,177		Machinery - Construction & Mining - 0.16%
5.25%, 06/15/2026		3,825	4,054		Vander Intermediate Holding II Corp
5.88%, 03/15/2022		8,015	8,817		9.75%, PIK 10.50%, 02/01/2019(d),(e)		10,091	5,752
Molina Healthcare Inc
5.38%, 11/15/2022(d)		10,005	10,205		Machinery - Diversified - 0.26%
MPH Acquisition Holdings LLC					Cloud Crane LLC
7.13%, 06/01/2024(d)		16,800	17,924		10.13%, 08/01/2024(d)		8,745	9,007
WellCare Health Plans Inc
5.75%, 11/15/2020		9,115	9,428		Media- 7.80%
			$150,241		Altice Financing SA
Holding Companies - Diversified - 0.36%					6.50%, 01/15/2022(d)		5,830	6,005
Argos Merger Sub Inc					6.63%, 02/15/2023(d)		3,000	3,006
7.13%, 03/15/2023(d)		11,930	12,467		Altice Finco SA
					8.13%, 01/15/2024(d)		3,775	3,822
Home Builders - 2.04%					Altice Luxembourg SA
Lennar Corp					7.75%, 05/15/2022(d)		10,420	10,570
4.13%, 12/01/2018		9,125	9,376		Altice US Finance I Corp
4.50%, 11/15/2019		8,300	8,725		5.50%, 05/15/2026(d)		3,675	3,804
4.75%, 11/15/2022(f)		7,561	7,939		CCO Holdings LLC / CCO Holdings Capital
4.88%, 12/15/2023		5,060	5,224		Corp
WCI Communities Inc					5.13%, 05/01/2023(d)		39,650	40,988
6.88%, 08/15/2021		21,855	22,456		5.50%, 05/01/2026(d)		2,840	2,964
Woodside Homes Co LLC / Woodside Homes					5.75%, 02/15/2026(d)		1,680	1,772
Finance Inc					DISH DBS Corp
6.75%, 12/15/2021(d)		18,625	17,508		5.88%, 07/15/2022		22,230	22,216
			$71,228		5.88%, 11/15/2024		8,205	7,918
Insurance - 2.10%					6.75%, 06/01/2021		16,110	17,117
CNO Financial Group Inc					7.75%, 07/01/2026(d)		9,385	9,731
4.50%, 05/30/2020		4,545	4,750		7.88%, 09/01/2019		12,500	13,812
Liberty Mutual Group Inc					Neptune Finco Corp
7.00%, 03/07/2067(d),(f)		19,172	16,775		6.63%, 10/15/2025(d)		4,225	4,552
Voya Financial Inc					10.13%, 01/15/2023(d)		13,135	15,056
5.65%, 05/15/2053(f)		53,777	51,895		RCN Telecom Services LLC / RCN Capital
			$73,420		Corp
Internet - 1.05%					8.50%, 08/15/2020(d)		16,475	17,258
United Group BV					SFR Group SA
7.88%, 11/15/2020(d)	EUR	12,000	14,089		6.00%, 05/15/2022(d)		7,655	7,464
Zayo Group LLC / Zayo Capital Inc					7.38%, 05/01/2026(d)		8,175	8,165
6.00%, 04/01/2023		$21,635	22,500		TVN Finance Corp III AB
			$36,589		7.38%, 12/15/2020(d)	EUR	2,200	2,601
Iron & Steel - 2.83%					Unitymedia GmbH
AK Steel Corp					6.13%, 01/15/2025(d)		$8,940	9,432
7.50%, 07/15/2023		5,570	5,876		Unitymedia Hessen GmbH & Co KG /
7.63%, 05/15/2020		9,345	9,193		Unitymedia NRW GmbH
ArcelorMittal					5.50%, 01/15/2023(d)		16,650	17,399
6.50%, 03/01/2021(f)		2,275	2,400		Univision Communications Inc
8.00%, 10/15/2039(f)		30,030	31,832		6.75%, 09/15/2022(d)		4,516	4,821
BlueScope Steel Finance Ltd/BlueScope Steel					8.50%, 05/15/2021(d)		4,264	4,476
Finance USA LLC					UPCB Finance IV Ltd
6.50%, 05/15/2021(d)		3,600	3,789		5.38%, 01/15/2025(d)		2,000	2,015
Commercial Metals Co					Virgin Media Finance PLC
4.88%, 05/15/2023		23,670	23,197		5.75%, 01/15/2025(d)		5,000	4,981
Signode Industrial Group Lux SA/Signode					6.00%, 10/15/2024(d)		2,940	2,977
Industrial Group US Inc					Virgin Media Secured Finance PLC
6.38%, 05/01/2022(d)		22,965	22,807		5.25%, 01/15/2026(d)		3,965	3,955
			$99,094		WideOpenWest Finance LLC /
Leisure Products & Services - 0.67%					WideOpenWest Capital Corp
NCL Corp Ltd					13.38%, 10/15/2019		17,888	18,961
4.63%, 11/15/2020(d)		12,870	12,999		10.25%, 07/15/2019		3,180	3,311

See accompanying notes

Schedule of Investments High Yield Fund July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)	Value(000	's)
Media (continued)				Oil & Gas (continued)
Ziggo Bond Finance BV				Seven Generations Energy Ltd
4.63%, 01/15/2025(d)	EUR	1,500	$1,658	6.75%, 05/01/2023(d)	$3,080	$3,111
			$272,807	Sunoco LP / Sunoco Finance Corp
Metal Fabrication & Hardware - 0.18%				5.50%, 08/01/2020(d)	7,070	7,158
Wise Metals Intermediate Holdings LLC/Wise				6.38%, 04/01/2023(d)	10,945	11,137
Holdings Finance Corp				Whiting Petroleum Corp
9.75%, PIK 10.50%, 06/15/2019(d),(e)		$10,583	6,350	5.00%, 03/15/2019	12,900	11,255
				5.75%, 03/15/2021	6,815	5,708
Mining - 2.24%				WPX Energy Inc
Aleris International Inc				7.50%, 08/01/2020	11,285	11,116
9.50%, 04/01/2021(d)		2,100	2,226			$212,788
First Quantum Minerals Ltd				Oil & Gas Services - 0.88%
7.25%, 05/15/2022(d)		5,415	4,779	Archrock Partners LP / Archrock Partners
FMG Resources August 2006 Pty Ltd				Finance Corp
6.88%, 04/01/2022(d)		16,655	16,239	6.00%, 10/01/2022	7,955	7,160
9.75%, 03/01/2022(d)		6,820	7,638	PHI Inc
Freeport-McMoRan Inc				5.25%, 03/15/2019	10,570	9,724
2.30%, 11/14/2017		9,585	9,561	Seventy Seven Operating LLC
Midwest Vanadium Pty Ltd				0.00%, 11/15/2019(a)	11,835	5,977
0.00%, 02/15/2018(a),(d)		11,225	673	Weatherford International Ltd
St Barbara Ltd				8.25%, 06/15/2023	8,650	8,066
8.88%, 04/15/2018(d)		15,120	15,536			$30,927
Taseko Mines Ltd				Packaging & Containers - 2.82%
7.75%, 04/15/2019		10,635	6,966	Ardagh Finance Holdings SA
Teck Resources Ltd				8.63%, PIK 8.63%, 06/15/2019(d),(e)	10,669	10,989
3.75%, 02/01/2023		11,625	9,533	Ardagh Packaging Finance PLC / Ardagh
8.00%, 06/01/2021(d)		2,865	3,058	Holdings USA Inc
8.50%, 06/01/2024(d)		2,085	2,267	3.65%, 12/15/2019(d),(f)	14,000	14,122
			$78,476	6.00%, 06/30/2021(d)	4,280	4,355
Miscellaneous Manufacturers - 0.35%				7.00%, 11/15/2020(d)	1,039	1,044
Bombardier Inc				7.25%, 05/15/2024(d)	7,540	7,955
5.50%, 09/15/2018(d)		6,875	6,926	Beverage Packaging Holdings Luxembourg II
7.50%, 03/15/2025(d)		6,235	5,459	SA / Beverage Packaging Holdings II
			$12,385	5.63%, 12/15/2016(d)	4,845	4,851
Oil & Gas - 6.08%				Coveris Holding Corp
Baytex Energy Corp				10.00%, 06/01/2018(d)	11,160	11,479
5.13%, 06/01/2021(d)		7,195	5,828	Coveris Holdings SA
Carrizo Oil & Gas Inc				7.88%, 11/01/2019(d)	8,780	8,824
6.25%, 04/15/2023		1,510	1,431	Crown Cork & Seal Co Inc
7.50%, 09/15/2020		14,800	14,763	7.38%, 12/15/2026	15,449	17,187
Chaparral Energy Inc				Reynolds Group Issuer Inc / Reynolds Group
0.00%, 10/01/2020(a)		7,360	4,011	Issuer LLC / Reynolds Group Issuer
0.00%, 11/15/2022(a)		18,979	10,344	(Luxembourg) S.A.
Cheniere Corpus Christi Holdings LLC				4.13%, 07/15/2021(d),(f)	6,620	6,670
7.00%, 06/30/2024(d)		670	700	5.13%, 07/15/2023(d)	7,145	7,368
Chesapeake Energy Corp				7.00%, 07/15/2024(d)	1,950	2,061
8.00%, 12/15/2022(d)		11,430	9,944	9.88%, 08/15/2019	1,590	1,634
Continental Resources Inc/OK						$98,539
4.50%, 04/15/2023		14,075	12,738	Pharmaceuticals - 0.79%
5.00%, 09/15/2022		8,120	7,592	JLL/Delta Dutch Pledgeco BV
Denbury Resources Inc				8.75%, PIK 9.50%, 05/01/2020(d),(e)	11,640	11,873
5.50%, 05/01/2022		18,285	11,611	Valeant Pharmaceuticals International Inc
EP Energy LLC / Everest Acquisition Finance				5.63%, 12/01/2021(d)	8,875	7,577
Inc				5.88%, 05/15/2023(d)	3,060	2,548
6.38%, 06/15/2023		8,430	4,215	7.50%, 07/15/2021(d)	5,895	5,482
9.38%, 05/01/2020		18,180	10,363			$27,480
Halcon Resources Corp				Pipelines - 2.06%
8.63%, 02/01/2020(d)		12,670	11,656	Energy Transfer Equity LP
12.00%, 02/15/2022(d)		1,082	974	5.88%, 01/15/2024	7,960	7,985
Laredo Petroleum Inc				MPLX LP
5.63%, 01/15/2022		560	507	4.88%, 06/01/2025(d)	9,997	9,988
7.38%, 05/01/2022		5,450	5,300	Sabine Pass Liquefaction LLC
Northern Blizzard Resources Inc				5.63%, 02/01/2021(f)	10,410	10,748
7.25%, 02/01/2022(d)		13,414	12,542	5.63%, 03/01/2025	20,000	20,419
Oasis Petroleum Inc				6.25%, 03/15/2022	4,915	5,142
6.50%, 11/01/2021		3,655	3,070	Tesoro Logistics LP / Tesoro Logistics
6.88%, 03/15/2022		5,645	4,925	Finance Corp
6.88%, 01/15/2023		11,825	9,933	6.13%, 10/15/2021	13,410	13,948
PDC Energy Inc				6.25%, 10/15/2022	2,075	2,158
7.75%, 10/15/2022		8,250	8,518	6.38%, 05/01/2024	1,750	1,845
QEP Resources Inc						$72,233
5.25%, 05/01/2023		13,091	12,338

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Private Equity - 0.39%				Semiconductors (continued)
Icahn Enterprises LP / Icahn Enterprises				Sensata Technologies UK Financing Co plc
Finance Corp				6.25%, 02/15/2026(d)		$6,640	$7,180
5.88%, 02/01/2022	$7,100	$6,781					$13,177
6.00%, 08/01/2020	7,060	7,042		Shipbuilding - 0.34%
		$13,823		Huntington Ingalls Industries Inc
Real Estate - 0.46%				5.00%, 11/15/2025(d)		11,345	12,068
Crescent Resources LLC / Crescent Ventures
Inc				Software - 1.33%
10.25%, 08/15/2017(d)	16,155	16,155		Activision Blizzard Inc
				6.13%, 09/15/2023(d)		15,090	16,467
REITS- 2.12%				First Data Corp
DuPont Fabros Technology LP				5.00%, 01/15/2024(d)		13,610	13,712
5.88%, 09/15/2021	12,075	12,656		5.75%, 01/15/2024(d)		5,570	5,598
Equinix Inc				MSCI Inc
5.38%, 01/01/2022	10,065	10,593		5.25%, 11/15/2024(d)		6,675	7,075
5.88%, 01/15/2026	3,125	3,367		5.75%, 08/15/2025(d)		3,315	3,611
Iron Mountain Inc							$46,463
4.38%, 06/01/2021(d)	6,430	6,655		Telecommunications - 6.94%
Iron Mountain US Holdings Inc				B Communications Ltd
5.38%, 06/01/2026(d)	9,655	9,776		7.38%, 02/15/2021(d)		5,550	5,980
iStar Inc				Frontier Communications Corp
4.88%, 07/01/2018	7,230	7,158		8.88%, 09/15/2020		3,175	3,412
6.50%, 07/01/2021	6,745	6,703		11.00%, 09/15/2025		19,160	20,453
9.00%, 06/01/2017	8,295	8,627		10.50%, 09/15/2022		13,675	14,769
MPT Operating Partnership LP / MPT Finance				Goodman Networks Inc
Corp				0.00%, 07/01/2018(a)		14,363	7,361
5.25%, 08/01/2026	2,075	2,181		Intelsat Jackson Holdings SA
6.38%, 03/01/2024	4,760	5,188		6.63%, 12/15/2022		646	446
VEREIT Operating Partnership LP				7.25%, 04/01/2019		3,985	2,979
4.88%, 06/01/2026	1,300	1,365		7.25%, 10/15/2020		16,475	11,986
		$74,269		8.00%, 02/15/2024(d)		825	788
Retail - 4.09%				Intelsat Luxembourg SA
BMC Stock Holdings Inc				7.75%, 06/01/2021		10,180	2,341
9.00%, 09/15/2018(d)	14,375	14,950		Level 3 Communications Inc
Claire's Stores Inc				5.75%, 12/01/2022		5,470	5,716
9.00%, 03/15/2019(d)	8,139	4,477		Level 3 Financing Inc
Dollar Tree Inc				5.13%, 05/01/2023		4,440	4,573
5.75%, 03/01/2023(d)	6,640	7,171		5.38%, 01/15/2024		11,395	11,951
JC Penney Corp Inc				Play Finance 1 SA
5.65%, 06/01/2020	15,695	15,087		6.50%, 08/01/2019	EUR	3,000	3,471
5.88%, 07/01/2023(d)	3,550	3,639		Sprint Capital Corp
KFC Holding Co/Pizza Hut Holdings				6.88%, 11/15/2028		$7,235	6,204
LLC/Taco Bell of America LLC				Sprint Communications Inc
5.00%, 06/01/2024(d)	11,905	12,441		6.00%, 11/15/2022		16,500	14,155
5.25%, 06/01/2026(d)	7,420	7,851		7.00%, 08/15/2020		12,300	11,683
L Brands Inc				9.00%, 11/15/2018(d)		6,850	7,424
6.88%, 11/01/2035	7,245	7,683		Sprint Corp
Landry's Holdings II Inc				7.13%, 06/15/2024		8,840	7,813
10.25%, 01/01/2018(d)	18,155	18,495		7.88%, 09/15/2023		12,250	11,186
Landry's Inc				T-Mobile USA Inc
9.38%, 05/01/2020(d)	11,755	12,372		6.13%, 01/15/2022		4,110	4,328
Michaels Stores Inc				6.25%, 04/01/2021		20,800	21,762
5.88%, 12/15/2020(d)	12,293	12,769		6.50%, 01/15/2024		4,025	4,307
Rite Aid Corp				6.50%, 01/15/2026		9,620	10,419
6.13%, 04/01/2023(d)	11,685	12,401		6.63%, 04/28/2021		12,140	12,762
Tops Holding LLC / Tops Markets II Corp				Wind Acquisition Finance SA
8.00%, 06/15/2022(d)	9,215	8,017		4.75%, 07/15/2020(d)		10,885	10,837
Yum! Brands Inc				7.38%, 04/23/2021(d)		23,940	23,820
3.88%, 11/01/2020	5,785	5,901					$242,926
		$143,254		Transportation - 1.87%
Savings & Loans - 0.00%				Eletson Holdings Inc
Washington Mutual Bank / Henderson NV				9.63%, 01/15/2022(d)		17,244	13,278
0.00%, 06/15/2011(a),(b)	3,500	—		Hornbeck Offshore Services Inc
0.00%, 01/15/2013(a),(b),(c)	3,000	—		5.00%, 03/01/2021		9,980	6,262
0.00%, 01/15/2015(a),(b),(f)	2,000	—		Navios Maritime Acquisition Corp / Navios
		$—		Acquisition Finance US Inc
Semiconductors - 0.38%				8.13%, 11/15/2021(d)		37,660	28,998
NXP BV / NXP Funding LLC				Navios Maritime Holdings Inc / Navios
4.13%, 06/01/2021(d)	5,010	5,160		Maritime Finance II US Inc
5.75%, 02/15/2021(d)	805	837		7.38%, 01/15/2022(d)		16,245	7,899

See accompanying notes

Schedule of Investments High Yield Fund July 31, 2016 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	(continued)	Amount (000's)	Value (000's)
Transportation (continued)					Media (continued)
Navios South American Logistics Inc / Navios					Univision Communications Inc, Term Loan
Logistics Finance US Inc					C4
7.25%, 05/01/2022(d)		$13,220	$9,056		4.00%, 03/01/2020(f)	$7,861	$7,856
			$65,493		WideOpenWest Finance LLC, Term Loan B
TOTAL BONDS			$3,041,061		4.50%, 04/01/2019(f)	9,651	9,653
	Principal						$22,412
CONVERTIBLE BONDS - 0.36%	Amount (000's)		Value(000	's)	Mining - 0.18%
Food Service - 0.00%					FMG Resources August 2006 Pty Ltd, Term
Fresh Express Delivery Holding Group Co					Loan B
Ltd					4.25%, 06/30/2019(f)	6,524	6,397
0.00%, 11/09/2009(a),(b)	HKD	46,500	—
0.00%, 10/18/2010(a),(b)	CNY	245,000	—		Oil & Gas - 0.12%
			$—		Seadrill Operating LP, Term Loan B
Semiconductors - 0.36%					4.00%, 02/12/2021(f)	9,762	4,258
Jazz US Holdings Inc
8.00%, 12/31/2018		$8,893	12,522		Oil & Gas Services - 0.11%
					Seventy Seven Operating LLC, Term Loan B
TOTAL CONVERTIBLE BONDS			$12,522		3.75%, 06/17/2021(f)	4,454	3,844
SENIOR FLOATING RATE INTERESTS - Principal
5.65%	Amount (000's)		Value(000	's)	Packaging & Containers - 0.19%
Aerospace & Defense - 0.41%					SIG Combibloc PurchaseCo Sarl, Term Loan
B/E Aerospace Inc, Term Loan B					B
					4.25%, 03/11/2022(f)	6,720	6,726
3.75%, 12/16/2021(f)		$14,232	$14,311

Chemicals - 0.24%					Pharmaceuticals - 0.18%
					Valeant Pharmaceuticals International Inc,
Emerald Performance Materials LLC, Term					Term Loan BF1
Loan					5.00%, 04/01/2022(f)	6,332	6,283
7.75%, 07/22/2022(f)		8,475	8,274

Consumer Products - 0.24%					REITS- 0.32%
Dell International LLC, Term Loan B2					iStar Inc, Term Loan B
					5.50%, 07/01/2020(f)	10,957	11,033
4.00%, 04/29/2020(f)		8,252	8,254

Entertainment - 0.68%					Retail - 0.45%
CCM Merger Inc, Term Loan B					Academy Ltd, Term Loan B
					5.00%, 06/16/2022(f)	8,721	8,428
4.50%, 07/30/2021(f)		4,678	4,686
					Michaels Stores Inc, Term Loan B2
Lions Gate Entertainment Corp, Term Loan					4.00%, 01/20/2028(f)	6,352	6,387
B
5.00%, 03/11/2022(f)		10,245	10,437		PetSmart Inc, Term Loan B
					4.26%, 03/11/2022(f)	948	949
Peninsula Gaming LLC, Term Loan B
4.25%, 11/30/2017(f)		8,809	8,809				$15,764
			$23,932		Semiconductors - 0.40%
Forest Products & Paper - 0.71%					Avago Technologies Cayman Finance Ltd,
Caraustar Industries Inc, Term Loan B					Term Loan B1
					4.25%, 11/11/2022(f)	10,027	10,026
8.00%, 04/26/2019(f)		11,576	11,581
8.00%, 05/01/2019(f)		11,433	11,440		NXP BV, Term Loan B
					3.75%, 11/05/2020(f)	4,020	4,045
NewPage Corp, DIP Term Loan ROLL UP
12.00%, 07/26/2017(f)		1,427	808				$14,071
NewPage Corp, Term Loan B					TOTAL SENIOR FLOATING RATE INTERESTS		$197,645
0.00%, 02/05/2021(a),(f)		6,833	933		U.S. GOVERNMENT & GOVERNMENT	Principal
			$24,762		AGENCY OBLIGATIONS - 0.72%	Amount (000's)	Value (000's)
Healthcare - Services - 0.76%					U.S. Treasury - 0.72%
Acadia Healthcare Co Inc, Term Loan B2					1.13%, 02/28/2021	$25,000	$25,144
4.50%, 02/04/2023(f)		886	888
Lantheus Medical Imaging Inc, Term Loan B					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 06/24/2022(f)		12,929	11,766		OBLIGATIONS		$25,144
MPH Acquisition Holdings LLC, Term Loan					Total Investments		$3,483,016
B					Other Assets and Liabilities - 0.46%		$16,267
5.00%, 05/25/2023(f)		9,085	9,176		TOTAL NET ASSETS - 100.00%		$3,499,283
Radnet Management Inc, Term Loan B
8.00%, 03/25/2021(f)		4,947	4,773
			$26,603		(a) Non-Income Producing Security
Internet - 0.02%					(b)	Fair value of these investments is determined in good faith by the Manager
Zayo Group LLC, Term Loan B					under procedures established and periodically reviewed by the Board of
3.75%, 05/06/2021(f)		722	721		Directors. At the end of the period, the fair value of these securities totaled
					$62 or 0.00% of net assets.
Media- 0.64%					(c)	Security is Illiquid. At the end of the period, the value of these securities
Adria Topco BV, PIK Term Loan					totaled $62 or 0.00% of net assets.
9.00%, PIK 9.00%, 06/04/2019(e),(f)	EUR	1,529	1,707
Univision Communications Inc, Term Loan
C3
4.00%, 03/01/2020(f)		$3,200	3,196

See accompanying notes

Schedule of Investments
High Yield Fund
July 31, 2016 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,488,713 or 42.54% of net assets.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Variable Rate. Rate shown is in effect at July 31, 2016.
(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(h)	Security purchased on a when-issued basis.

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Cyclical			16.97%
Communications			16.77%
Financial			14.27%
Consumer, Non-cyclical			13.19%
Energy			9.25%
Basic Materials			8.85%
Industrial			8.22%
Investment Companies			5.86%
Technology			3.29%
Utilities			1.79%
Government			0.72%
Diversified			0.36%
Other Assets and Liabilities			0.46%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	09/09/2016	EUR	29,500,000	$33,705	$33,029	$676	$—
Total						$676	$—

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments High Yield Fund I July 31, 2016 (unaudited)

COMMON STOCKS - 0.04%	Shares Held	Value(000	's)		Principal
Electric - 0.01%				BONDS (continued)	Amount (000's)	Value(000	's)
Dynegy Inc (a)	7,500	$113		Automobile Manufacturers - 0.35%
				Fiat Chrysler Automobiles NV
Packaging & Containers - 0.00%				4.50%, 04/15/2020	$1,113	$1,127
Constar International (a),(b),(c)	9,689	—		5.25%, 04/15/2023	630	636
				General Motors Co
Retail - 0.00%				0.00%, 12/01/2020(a),(b),(c)	25	—
Nebraska Book Holdings Inc (a),(b)	20,064	3		0.00%, 12/01/2020(a),(b),(c)	50	—
Neebo, Inc - Warrants (a),(b),(c)	7,519	—		0.00%, 07/15/2023(a),(b),(c)	1,000	—
Neebo, Inc - Warrants (a),(b),(c)	3,508	—		0.00%, 09/01/2025(a),(b),(c)	700	—
		$3		0.00%, 05/01/2028(a),(b),(c)	150	—
Telecommunications - 0.03%				0.00%, 03/06/2032(a),(b),(c)	75	—
NII Holdings Inc (a)	77,871	237		0.00%, 07/15/2033(a),(b),(c)	100	—
				0.00%, 07/15/2033(a),(b),(c)	5,050	—
Transportation - 0.00%				0.00%, 03/15/2036(a),(b),(c)	725	—
Gener8 Maritime Inc - Warrants (a),(b),(c)	1,507	—		Jaguar Land Rover Automotive PLC
				4.25%, 11/15/2019(e)	766	789
				5.63%, 02/01/2023(e)	300	316
TOTAL COMMON STOCKS		$353
INVESTMENT COMPANIES - 4.20%	Shares Held	Value(000	's)	JB Poindexter & Co Inc
				9.00%, 04/01/2022(e)	449	485
Money Market Funds - 4.20%
BlackRock Liquidity Funds FedFund Portfolio	39,909,884	39,910				$3,353
				Automobile Parts & Equipment - 0.72%
TOTAL INVESTMENT COMPANIES		$39,910		American Axle & Manufacturing Inc
PREFERRED STOCKS - 0.16%	Shares Held	Value(000	's)	6.63%, 10/15/2022	1,000	1,058
Insurance - 0.16%				Goodyear Tire & Rubber Co/The
XLIT Ltd (d)	1,935	1,509		5.00%, 05/31/2026	875	922
				5.13%, 11/15/2023	580	613
Packaging & Containers - 0.00%				MPG Holdco I Inc
Constar International (a),(b),(c)	977	—		7.38%, 10/15/2022	1,329	1,362
				Tenneco Inc
				5.38%, 12/15/2024	660	698
TOTAL PREFERRED STOCKS		$1,509		ZF North America Capital Inc
	Principal			4.00%, 04/29/2020(e)	675	703
BONDS- 87.41%	Amount (000's)	Value(000	's)	4.50%, 04/29/2022(e)	670	695
Advertising - 0.31%				4.75%, 04/29/2025(e)	759	793
Acosta Inc						$6,844
7.75%, 10/01/2022(e)	$1,830	$1,674
Lamar Media Corp				Banks- 1.06%
5.75%, 02/01/2026(e)	370	397		Bank of America Corp
				6.10%, 12/29/2049(d),(f)	935	978
Outfront Media Capital LLC / Outfront Media				Barclays PLC
Capital Corp				8.25%, 12/29/2049(d),(f)	435	443
5.63%, 02/15/2024	500	528		Citigroup Inc
5.88%, 03/15/2025	365	389		6.13%, 12/29/2049(d),(f)	1,030	1,071
		$2,988		6.25%, 12/29/2049(d),(f)	535	576
Aerospace & Defense - 0.21%				Credit Agricole SA
Orbital ATK Inc				8.13%, 12/29/2049(d),(e),(f)	1,020	1,073
5.25%, 10/01/2021	241	251		Goldman Sachs Group Inc/The
5.50%, 10/01/2023	170	180		5.30%, 12/29/2049(d),(f)	170	173
TransDigm Inc				Royal Bank of Scotland Group PLC
6.00%, 07/15/2022	734	758		6.00%, 12/19/2023	1,042	1,092
6.38%, 06/15/2026(e)	343	353
				6.13%, 12/15/2022	3,256	3,460
6.50%, 07/15/2024	210	218		7.50%, 12/29/2049(d),(f)	561	545
7.50%, 07/15/2021	215	227		8.00%, 12/29/2049(d),(f)	669	665
		$1,987				$10,076
Airlines - 0.32%				Beverages - 0.44%
Continental Airlines 2005-ERJ1 Pass Through				Constellation Brands Inc
Trust				3.88%, 11/15/2019	375	396
9.80%, 10/01/2022	328	365		4.25%, 05/01/2023	1,430	1,516
Continental Airlines 2012-3 Class C Pass Thru				4.75%, 11/15/2024	1,075	1,169
Certificates				4.75%, 12/01/2025	177	192
6.13%, 04/29/2018	845	889		6.00%, 05/01/2022	195	225
Delta Air Lines 2012-1 Class B Pass Through				Cott Beverages Inc
Trust				6.75%, 01/01/2020	621	652
6.88%, 05/07/2019(e)	285	308
						$4,150
Northwest Airlines 2007-1 Class A Pass				Biotechnology - 0.14%
Through Trust				Concordia International Corp
7.03%, 05/01/2021	1,041	1,189		7.00%, 04/15/2023(e)	1,615	1,332
UAL 2007-1 Pass Through Trust

6.64%, 01/02/2024	283	303		Building Materials - 1.53%
		$3,054		Cemex Finance LLC
Apparel - 0.14%				6.00%, 04/01/2024(e)	757	776
Hanesbrands Inc
4.88%, 05/15/2026(e)	1,260	1,288		Cemex SAB de CV
				6.13%, 05/05/2025(e)	780	802
				7.75%, 04/16/2026(e)	2,775	3,080

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Building Materials (continued)				Commercial Services (continued)
Hardwoods Acquisition Inc				Ahern Rentals Inc
7.50%, 08/01/2021(e)	$778	$591		7.38%, 05/15/2023(e)	$643	$453
Headwaters Inc				APX Group Inc
7.25%, 01/15/2019	465	479		8.75%, 12/01/2020	1,235	1,173
Masonite International Corp				Cenveo Corp
5.63%, 03/15/2023(e)	433	456		8.50%, 09/15/2022(e)	420	286
NCI Building Systems Inc				Garda World Security Corp
8.25%, 01/15/2023(e)	420	460		7.25%, 11/15/2021(e)	947	814
NWH Escrow Corp				Hertz Corp/The
7.50%, 08/01/2021(e)	197	146		4.25%, 04/01/2018	1,265	1,303
Standard Industries Inc/NJ				5.88%, 10/15/2020	115	119
5.13%, 02/15/2021(e)	125	131		IHS Markit Ltd
5.38%, 11/15/2024(e)	745	781		5.00%, 11/01/2022(e)	2,142	2,201
5.50%, 02/15/2023(e)	285	297		Jaguar Holding Co II / Pharmaceutical Product
6.00%, 10/15/2025(e)	592	641		Development LLC
Summit Materials LLC / Summit Materials				6.38%, 08/01/2023(e)	1,235	1,310
Finance Corp				Mustang Merger Corp
6.13%, 07/15/2023	1,373	1,383		8.50%, 08/15/2021(e)	383	400
US Concrete Inc				Prime Security Services Borrower LLC /
6.38%, 06/01/2024(e)	449	460		Prime Finance Inc
USG Corp				9.25%, 05/15/2023(e)	2,112	2,255
5.50%, 03/01/2025(e)	395	422		RR Donnelley & Sons Co
6.30%, 11/15/2016	480	487		6.00%, 04/01/2024	845	794
9.50%, 01/15/2018(f)	2,875	3,148		6.50%, 11/15/2023	720	709
		$14,540		7.00%, 02/15/2022	665	675
Chemicals - 1.51%				7.25%, 05/15/2018	383	410
A Schulman Inc				7.63%, 06/15/2020	2,755	2,975
6.88%, 06/01/2023(e)	625	634		7.88%, 03/15/2021	1,215	1,318
Axiall Corp				8.25%, 03/15/2019	2,915	3,207
4.88%, 05/15/2023	532	547		Service Corp International/US
Basell Finance Co BV				5.38%, 01/15/2022	565	593
8.10%, 03/15/2027(e)	575	777		5.38%, 05/15/2024	1,845	1,969
Blue Cube Spinco Inc				8.00%, 11/15/2021	370	438
9.75%, 10/15/2023(e)	1,202	1,373		Syniverse Holdings Inc
10.00%, 10/15/2025(e)	1,533	1,752		9.13%, 01/15/2019	1,860	928
CVR Partners LP / CVR Nitrogen Finance				Team Health Inc
Corp				7.25%, 12/15/2023(e)	2,500	2,725
9.25%, 06/15/2023(e)	1,531	1,565		United Rentals North America Inc
GCP Applied Technologies Inc				5.50%, 07/15/2025	550	565
9.50%, 02/01/2023(e)	500	565		5.75%, 11/15/2024	435	451
Hexion Inc				5.88%, 09/15/2026	605	629
6.63%, 04/15/2020	2,111	1,784		6.13%, 06/15/2023	2,000	2,094
Momentive Performance - Escrow						$33,802
0.00%, 10/15/2020(a),(b),(c)	1,325	—		Computers - 1.44%
Momentive Performance Materials Inc				Diamond 1 Finance Corp / Diamond 2 Finance
3.88%, 10/24/2021	1,325	1,037		Corp
NOVA Chemicals Corp				3.48%, 06/01/2019(e)	5	5
5.00%, 05/01/2025(e)	1,778	1,805		4.42%, 06/15/2021(e)	277	289
5.25%, 08/01/2023(e)	210	217		5.45%, 06/15/2023(e)	800	847
PolyOne Corp				5.88%, 06/15/2021(e)	1,020	1,066
5.25%, 03/15/2023	914	951		6.02%, 06/15/2026(e)	5,085	5,448
Rain CII Carbon LLC / CII Carbon Corp				7.13%, 06/15/2024(e)	315	339
8.00%, 12/01/2018(e)	295	270		8.10%, 07/15/2036(e)	112	128
8.25%, 01/15/2021(e)	210	175		8.35%, 07/15/2046(e)	160	183
Unifrax I LLC / Unifrax Holding Co				Diebold Inc
7.50%, 02/15/2019(e)	725	651		8.50%, 04/15/2024(e)	578	579
Valvoline Inc				Harland Clarke Holdings Corp
5.50%, 07/15/2024(e)	220	229		6.88%, 03/01/2020(e)	380	365
		$14,332		Riverbed Technology Inc
Coal- 0.06%				8.88%, 03/01/2023(e)	560	585
Cloud Peak Energy Resources LLC / Cloud				Western Digital Corp
Peak Energy Finance Corp				7.38%, 04/01/2023(e)	297	323
6.38%, 03/15/2024	127	59		10.50%, 04/01/2024(e)	3,103	3,495
CONSOL Energy Inc						$13,652
5.88%, 04/15/2022	540	493		Consumer Products - 0.25%
		$552		Prestige Brands Inc
Commercial Services - 3.56%				6.38%, 03/01/2024(e)	415	437
ACE Cash Express Inc				Spectrum Brands Inc
11.00%, 02/01/2019(e)	1,106	498		5.75%, 07/15/2025	1,100	1,191
ADT Corp/The				6.13%, 12/15/2024	736	795
4.13%, 06/15/2023	1,772	1,699				$2,423
4.88%, 07/15/2032(e)	980	811

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Cosmetics & Personal Care - 0.32%				Diversified Financial Services (continued)
Edgewell Personal Care Co				Navient Corp
4.70%, 05/19/2021	$580	$617		4.88%, 06/17/2019	$3,435	$3,452
4.70%, 05/24/2022	1,695	1,775		5.50%, 01/15/2019	390	401
Revlon Consumer Products Corp				Quicken Loans Inc
5.75%, 02/15/2021(f)	325	330		5.75%, 05/01/2025(e)	836	829
Revlon Escrow Corp				Speedy Cash Intermediate Holdings Corp
6.25%, 08/01/2024(e),(g)	273	276		10.75%, 05/15/2018(e)	505	319
		$2,998		Springleaf Finance Corp
Distribution & Wholesale - 0.56%				7.75%, 10/01/2021	73	72
Global Partners LP / GLP Finance Corp				8.25%, 12/15/2020	347	359
6.25%, 07/15/2022(b)	315	270				$55,374
H&E Equipment Services Inc				Electric - 3.24%
7.00%, 09/01/2022	711	741		AES Corp/VA
HD Supply Inc				4.88%, 05/15/2023	1,000	1,015
5.25%, 12/15/2021(e)	1,580	1,673		5.50%, 04/15/2025	525	537
5.75%, 04/15/2024(e)	874	931		6.00%, 05/15/2026	328	346
7.50%, 07/15/2020	1,185	1,238		Calpine Corp
Univar USA Inc				0.00%, 07/15/2013(a),(b),(c)	1,500	—
6.75%, 07/15/2023(e)	440	453		5.25%, 06/01/2026(e)	995	1,004
		$5,306		5.38%, 01/15/2023	1,615	1,611
Diversified Financial Services - 5.83%				5.50%, 02/01/2024	1,000	997
AerCap Ireland Capital Ltd / AerCap Global				6.00%, 01/15/2022(e)	2,100	2,195
Aviation Trust				Dynegy Inc
2.75%, 05/15/2017	2,420	2,435		5.88%, 06/01/2023	1,207	1,086
3.75%, 05/15/2019	1,290	1,335		6.75%, 11/01/2019	575	586
4.50%, 05/15/2021	1,430	1,527		7.38%, 11/01/2022	900	882
Aircastle Ltd				7.63%, 11/01/2024	370	359
4.63%, 12/15/2018	190	200		GenOn Energy Inc
5.00%, 04/01/2023	530	556		9.88%, 10/15/2020	1,110	788
5.13%, 03/15/2021	1,170	1,249		InterGen NV
5.50%, 02/15/2022	405	433		7.00%, 06/30/2023(e)	643	513
6.25%, 12/01/2019	1,532	1,689		IPALCO Enterprises Inc
Alliance Data Systems Corp				5.00%, 05/01/2018	1,385	1,454
5.38%, 08/01/2022(e)	305	299		NRG Energy Inc
Ally Financial Inc				6.25%, 07/15/2022	1,790	1,799
2.75%, 01/30/2017	700	704		6.25%, 05/01/2024	1,000	987
3.25%, 11/05/2018	140	142		6.63%, 03/15/2023	1,878	1,893
3.60%, 05/21/2018	1,385	1,409		6.63%, 01/15/2027(e),(g)	2,783	2,752
4.13%, 03/30/2020	465	477		7.25%, 05/15/2026(e)	1,960	2,011
4.63%, 05/19/2022	4,297	4,440		7.88%, 05/15/2021	716	743
4.63%, 03/30/2025	825	846		Talen Energy Supply LLC
5.50%, 02/15/2017	1,935	1,969		4.60%, 12/15/2021	1,890	1,512
6.25%, 12/01/2017	2,415	2,535		4.62%, 07/15/2019(e),(f)	3,591	3,403
8.00%, 03/15/2020	2,505	2,874		6.50%, 06/01/2025	1,427	1,256
8.00%, 11/01/2031	900	1,096		Terraform Global Operating LLC
CIT Group Inc				9.75%, 08/15/2022(e)	682	684
3.88%, 02/19/2019	1,460	1,489		Texas Competitive Electric Holdings Co LLC
5.00%, 05/15/2017	3,395	3,468		/ TCEH Finance Inc
5.00%, 08/15/2022	1,488	1,566		0.00%, 10/01/2020(a),(e),(f)	1,075	366
5.25%, 03/15/2018	1,385	1,440				$30,779
5.38%, 05/15/2020	2,332	2,472		Electrical Components & Equipment - 0.12%
6.63%, 04/01/2018(e)	4,275	4,543		Anixter Inc
CNG Holdings Inc				5.50%, 03/01/2023	425	446
9.38%, 05/15/2020(e)	920	460		EnerSys
E*TRADE Financial Corp				5.00%, 04/30/2023(e)	240	239
4.63%, 09/15/2023	382	395		WESCO Distribution Inc
5.38%, 11/15/2022	465	493		5.38%, 06/15/2024(e)	475	488
ILFC E-Capital Trust I						$1,173
3.98%, 12/21/2065(e),(f)	1,943	1,567		Electronics - 0.27%
ILFC E-Capital Trust II				Flextronics International Ltd
4.23%, 12/21/2065(e),(f)	915	732		4.63%, 02/15/2020	245	257
International Lease Finance Corp				5.00%, 02/15/2023	2,180	2,338
8.63%, 01/15/2022	1,455	1,822				$2,595
8.88%, 09/01/2017	1,795	1,925		Energy - Alternate Sources - 0.04%
National Financial Partners Corp				TerraForm Power Operating LLC
9.00%, 07/15/2021(e)	420	422		5.88%, 02/01/2023(e)	209	210
Nationstar Mortgage LLC / Nationstar Capital				6.13%, 06/15/2025(e)	210	209
Corp						$419
6.50%, 07/01/2021	232	200		Engineering & Construction - 0.68%
6.50%, 06/01/2022	142	119		AECOM
7.88%, 10/01/2020	515	484		5.75%, 10/15/2022	444	467
9.63%, 05/01/2019	126	130		5.88%, 10/15/2024	3,156	3,385

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Engineering & Construction (continued)				Food (continued)
MasTec Inc				Dean Foods Co
4.88%, 03/15/2023	$1,197	$1,146		6.50%, 03/15/2023(e)	$1,500	$1,586
SBA Communications Corp				FAGE International SA/ FAGE USA Dairy
4.88%, 07/15/2022	520	533		Industry Inc
Tutor Perini Corp				5.63%, 08/15/2026(e),(g)	200	204
7.63%, 11/01/2018	899	911		Ingles Markets Inc
		$6,442		5.75%, 06/15/2023	445	457
Entertainment - 3.01%				JBS USA LLC / JBS USA Finance Inc
AMC Entertainment Inc				5.75%, 06/15/2025(e)	621	606
5.75%, 06/15/2025	710	710		5.88%, 07/15/2024(e)	1,421	1,414
5.88%, 02/15/2022	685	700		7.25%, 06/01/2021(e)	1,227	1,267
Cedar Fair LP / Canada's Wonderland Co /				7.25%, 06/01/2021(e)	1,517	1,566
Magnum Management Corp				8.25%, 02/01/2020(e)	993	1,030
5.25%, 03/15/2021	1,325	1,378		Pilgrim's Pride Corp
Chukchansi Economic Development				5.75%, 03/15/2025(e)	395	400
Authority				Post Holdings Inc
9.75%, 05/30/2020(e)	1,238	681		5.00%, 08/15/2026(e),(g)	998	995
Cinemark USA Inc				6.00%, 12/15/2022(e)	1,890	1,994
5.13%, 12/15/2022	500	516		6.75%, 12/01/2021(e)	1,339	1,429
EMI Music Publishing Group North America				7.75%, 03/15/2024(e)	882	976
Holdings Inc				8.00%, 07/15/2025(e)	478	548
7.63%, 06/15/2024(e)	395	424		Safeway Inc
GLP Capital LP / GLP Financing II Inc				5.00%, 08/15/2019	19	19
4.38%, 04/15/2021	35	36		Smithfield Foods Inc
4.88%, 11/01/2020	2,275	2,406		5.88%, 08/01/2021(e)	1,426	1,487
5.38%, 11/01/2023	1,410	1,512		6.63%, 08/15/2022	875	926
5.38%, 04/15/2026	395	421		SUPERVALU Inc
International Game Technology PLC				7.75%, 11/15/2022	1,870	1,627
6.50%, 02/15/2025(e)	700	739		TreeHouse Foods Inc
Isle of Capri Casinos Inc				4.88%, 03/15/2022	53	55
5.88%, 03/15/2021	1,330	1,387		6.00%, 02/15/2024(e)	285	306
8.88%, 06/15/2020	915	959		US Foods Inc
Mohegan Tribal Gaming Authority				5.88%, 06/15/2024(e)	340	355
9.75%, 09/01/2021	3,615	3,891				$23,975
11.00%, 09/15/2018(e)	254	255		Food Service - 0.17%
Peninsula Gaming LLC / Peninsula Gaming				Aramark Services Inc
Corp				5.13%, 01/15/2024(e)	1,385	1,430
8.38%, 02/15/2018(e)	380	382		5.13%, 01/15/2024	135	139
Regal Entertainment Group						$1,569
5.75%, 03/15/2022	1,885	1,960		Forest Products & Paper - 0.11%
5.75%, 06/15/2023	525	538		Cascades Inc
Rivers Pittsburgh Borrower LP/Rivers				5.50%, 07/15/2022(e)	308	305
Pittsburgh Finance Corp				5.75%, 07/15/2023(e)	300	296
6.13%, 08/15/2021(e)	199	204		Clearwater Paper Corp
Scientific Games International Inc				4.50%, 02/01/2023	395	386
6.25%, 09/01/2020	1,315	894		5.38%, 02/01/2025(e)	104	104
6.63%, 05/15/2021	925	624				$1,091
7.00%, 01/01/2022(e)	330	343		Gas- 0.10%
10.00%, 12/01/2022	4,340	3,857		AmeriGas Partners LP / AmeriGas Finance
Shingle Springs Tribal Gaming Authority				Corp
9.75%, 09/01/2021(e)	562	620		5.63%, 05/20/2024	218	226
Six Flags Entertainment Corp				5.88%, 08/20/2026	218	228
4.88%, 07/31/2024(e)	460	461		NGL Energy Partners LP / NGL Energy
5.25%, 01/15/2021(e)	1,180	1,215		Finance Corp
WMG Acquisition Corp				6.88%, 10/15/2021	516	465
5.00%, 08/01/2023(e)	90	91
5.63%, 04/15/2022(e)	675	699				$919
6.75%, 04/15/2022(e)	650	683		Hand & Machine Tools - 0.09%
				Milacron LLC / Mcron Finance Corp
		$28,586		7.75%, 02/15/2021(e)	790	830
Environmental Control - 0.11%
Casella Waste Systems Inc				Healthcare - Products - 1.17%
7.75%, 02/15/2019	979	999		Alere Inc
				6.38%, 07/01/2023(e)	111	111
Food- 2.52%				6.50%, 06/15/2020	358	352
Albertsons Cos LLC / Safeway Inc / New				ConvaTec Healthcare E SA
Albertson's Inc / Albertson's LLC				10.50%, 12/15/2018(e)	1,383	1,421
6.63%, 06/15/2024(e)	2,347	2,494		DJO Finco Inc / DJO Finance LLC / DJO
B&G Foods Inc				Finance Corp
4.63%, 06/01/2021	250	257		8.13%, 06/15/2021(e)	3,215	2,925
Bumble Bee Holdings Inc				Hill-Rom Holdings Inc
9.00%, 12/15/2017(e)	575	585		5.75%, 09/01/2023(e),(f)	325	339
Darling Ingredients Inc
5.38%, 01/15/2022	1,345	1,392

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Healthcare - Products (continued)				Healthcare - Services (continued)
Hologic Inc				Tenet Healthcare Corp	(continued)
5.25%, 07/15/2022(e)	$1,135	$1,203		4.50%, 04/01/2021		$750	$754
Mallinckrodt International Finance SA				5.00%, 03/01/2019		401	386
4.75%, 04/15/2023	143	125		5.50%, 03/01/2019		270	263
Mallinckrodt International Finance SA /				6.00%, 10/01/2020		1,151	1,217
Mallinckrodt CB LLC				6.25%, 11/01/2018		1,417	1,504
4.88%, 04/15/2020(e)	390	391		6.75%, 06/15/2023		575	553
5.50%, 04/15/2025(e)	1,990	1,836		6.88%, 11/15/2031		535	447
5.63%, 10/15/2023(e)	720	691		8.00%, 08/01/2020		603	615
5.75%, 08/01/2022(e)	873	853		8.13%, 04/01/2022		1,977	2,041
Sterigenics-Nordion Holdings LLC				Universal Health Services Inc
6.50%, 05/15/2023(e)	190	197		4.75%, 08/01/2022(e)		525	541
Teleflex Inc				5.00%, 06/01/2026(e)		1,665	1,715
4.88%, 06/01/2026	78	80					$55,552
5.25%, 06/15/2024	592	616		Holding Companies - Diversified - 0.41%
		$11,140		Argos Merger Sub Inc
Healthcare - Services - 5.84%				7.13%, 03/15/2023(e)		3,765	3,934
Acadia Healthcare Co Inc
5.63%, 02/15/2023	400	397		Home Builders - 1.84%
6.13%, 03/15/2021	253	261		CalAtlantic Group Inc
6.50%, 03/01/2024	205	212		5.25%, 06/01/2026		550	556
Amsurg Corp				5.38%, 10/01/2022		933	968
5.63%, 11/30/2020	364	377		5.88%, 11/15/2024		389	415
5.63%, 07/15/2022	825	866		8.38%, 01/15/2021		910	1,075
Centene Corp				DR Horton Inc
4.75%, 05/15/2022	90	93		4.38%, 09/15/2022		872	920
5.63%, 02/15/2021	540	570		4.75%, 02/15/2023		128	136
6.13%, 02/15/2024	620	666		5.75%, 08/15/2023		1,610	1,795
CHS/Community Health Systems Inc				Lennar Corp
5.13%, 08/15/2018	111	112		4.50%, 06/15/2019		85	89
5.13%, 08/01/2021	848	844		4.50%, 11/15/2019		820	862
6.88%, 02/01/2022	894	769		4.75%, 12/15/2017		1,450	1,492
7.13%, 07/15/2020	386	351		4.75%, 11/15/2022(f)		1,585	1,664
8.00%, 11/15/2019	978	941		4.75%, 05/30/2025		410	416
DaVita HealthCare Partners Inc				4.88%, 12/15/2023		100	103
5.00%, 05/01/2025	2,035	2,058		M/I Homes Inc
5.13%, 07/15/2024	1,285	1,326		6.75%, 01/15/2021		530	546
5.75%, 08/15/2022	1,159	1,224		Mattamy Group Corp
Envision Healthcare Corp				6.50%, 11/15/2020(e)		466	461
5.13%, 07/01/2022(e)	929	945		Meritage Homes Corp
Fresenius Medical Care US Finance II Inc				7.00%, 04/01/2022		140	154
4.13%, 10/15/2020(e)	538	568		7.15%, 04/15/2020		315	344
4.75%, 10/15/2024(e)	1,270	1,352		PulteGroup Inc
5.63%, 07/31/2019(e)	1,939	2,133		4.25%, 03/01/2021		250	258
5.88%, 01/31/2022(e)	1,214	1,369		5.00%, 01/15/2027		292	292
6.50%, 09/15/2018(e)	1,810	1,974		5.50%, 03/01/2026		429	447
Fresenius Medical Care US Finance Inc				6.00%, 02/15/2035		370	380
5.75%, 02/15/2021(e)	255	287		Taylor Morrison Communities Inc / Monarch
HCA Holdings Inc				Communities Inc
6.25%, 02/15/2021	619	671		5.25%, 04/15/2021(e)		1,605	1,633
HCA Inc				5.63%, 03/01/2024(e)		366	368
3.75%, 03/15/2019	1,300	1,349		5.88%, 04/15/2023(e)		442	455
4.25%, 10/15/2019	2,565	2,668		Toll Brothers Finance Corp
4.75%, 05/01/2023	245	255		4.00%, 12/31/2018		700	732
5.00%, 03/15/2024	2,109	2,215		4.88%, 11/15/2025		584	597
5.25%, 04/15/2025	571	609		5.63%, 01/15/2024		315	337
5.25%, 06/15/2026	1,455	1,542					$17,495
5.38%, 02/01/2025	1,947	2,026		Home Furnishings - 0.09%
5.88%, 03/15/2022	531	584		Tempur Sealy International Inc
5.88%, 05/01/2023	478	511		5.50%, 06/15/2026(e)		440	445
5.88%, 02/15/2026	480	514		5.63%, 10/15/2023		405	419
6.50%, 02/15/2020	1,977	2,177					$864
7.50%, 02/15/2022	825	936		Housewares - 0.03%
7.69%, 06/15/2025	1,130	1,254		Scotts Miracle-Gro Co/The
IASIS Healthcare LLC / IASIS Capital Corp				6.00%, 10/15/2023(e)		267	285
8.38%, 05/15/2019	4,457	4,279
LifePoint Health Inc				Insurance - 0.30%
5.38%, 05/01/2024(e)	160	164		CNO Financial Group Inc
5.50%, 12/01/2021	598	628		5.25%, 05/30/2025		626	650
MPH Acquisition Holdings LLC				Fidelity & Guaranty Life Holdings Inc
7.13%, 06/01/2024(e)	2,144	2,287		6.38%, 04/01/2021(e)		425	422
Tenet Healthcare Corp
4.38%, 10/01/2021	1,155	1,152

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Insurance (continued)				Lodging (continued)
Hartford Financial Services Group Inc/The				MGM Resorts International
8.13%, 06/15/2068(f)	$395	$433		6.00%, 03/15/2023	$685	$741
Liberty Mutual Group Inc				6.63%, 12/15/2021	500	553
7.80%, 03/07/2087(e)	626	696		7.75%, 03/15/2022	1,640	1,891
Radian Group Inc				8.63%, 02/01/2019	850	963
7.00%, 03/15/2021	230	254		Seminole Hard Rock Entertainment Inc /
USI Inc/NY				Seminole Hard Rock International LLC
7.75%, 01/15/2021(e)	421	425		5.88%, 05/15/2021(e)	775	787
		$2,880		Station Casinos LLC
Internet - 0.34%				7.50%, 03/01/2021	1,210	1,279
Match Group Inc				Wynn Las Vegas LLC / Wynn Las Vegas
6.38%, 06/01/2024(e)	445	476		Capital Corp
Netflix Inc				5.50%, 03/01/2025(e)	975	980
5.50%, 02/15/2022	1,250	1,328				$11,150
5.75%, 03/01/2024	125	132		Machinery - Construction & Mining - 0.29%
5.88%, 02/15/2025	425	455		BlueLine Rental Finance Corp
VeriSign Inc				7.00%, 02/01/2019(e)	730	672
5.25%, 04/01/2025	149	156		Terex Corp
Zayo Group LLC / Zayo Capital Inc				6.00%, 05/15/2021	1,090	1,109
6.00%, 04/01/2023	495	515		6.50%, 04/01/2020	970	987
6.38%, 05/15/2025	160	167				$2,768
		$3,229		Machinery - Diversified - 0.61%
Iron & Steel - 1.17%				ATS Automation Tooling Systems Inc
AK Steel Corp				6.50%, 06/15/2023(e)	526	537
7.50%, 07/15/2023	625	659		Briggs & Stratton Corp
ArcelorMittal				6.88%, 12/15/2020	475	526
6.13%, 06/01/2025	215	228		Case New Holland Industrial Inc
6.50%, 03/01/2021(f)	200	211		7.88%, 12/01/2017	2,605	2,797
7.25%, 02/25/2022(f)	2,085	2,283		CNH Industrial Capital LLC
8.00%, 10/15/2039(f)	4,575	4,850		4.88%, 04/01/2021	585	613
10.85%, 06/01/2019(f)	175	206		Manitowoc Foodservice Inc
Commercial Metals Co				9.50%, 02/15/2024(e)	645	731
4.88%, 05/15/2023	581	569		Zebra Technologies Corp
Signode Industrial Group Lux SA/Signode				7.25%, 10/15/2022	589	629
Industrial Group US Inc						$5,833
6.38%, 05/01/2022(e)	600	596		Media- 10.07%
Steel Dynamics Inc				Altice Financing SA
5.13%, 10/01/2021	300	312		6.63%, 02/15/2023(e)	665	666
5.25%, 04/15/2023	200	209		7.50%, 05/15/2026(e)	775	783
5.50%, 10/01/2024	430	456		Altice Luxembourg SA
6.38%, 08/15/2022	320	336		7.63%, 02/15/2025(e)	1,069	1,051
United States Steel Corp				7.75%, 05/15/2022(e)	4,334	4,397
8.38%, 07/01/2021(e)	209	228		Altice US Finance I Corp
		$11,143		5.38%, 07/15/2023(e)	900	929
Leisure Products & Services - 0.22%				5.50%, 05/15/2026(e)	2,103	2,176
NCL Corp Ltd				AMC Networks Inc
4.63%, 11/15/2020(e)	570	576		4.75%, 12/15/2022	250	256
5.25%, 11/15/2019(e)	345	353		5.00%, 04/01/2024	785	799
Royal Caribbean Cruises Ltd				Cablevision Systems Corp
5.25%, 11/15/2022	700	752		7.75%, 04/15/2018	265	284
Sabre GLBL Inc				8.00%, 04/15/2020	1,160	1,209
5.25%, 11/15/2023(e)	86	90		8.63%, 09/15/2017	403	428
5.38%, 04/15/2023(e)	289	303		CCO Holdings LLC / CCO Holdings Capital
		$2,074		Corp
Lodging - 1.17%				5.13%, 05/01/2023(e)	960	992
Boyd Gaming Corp				5.25%, 03/15/2021	655	681
6.38%, 04/01/2026(e)	845	901		5.25%, 09/30/2022	1,125	1,172
6.88%, 05/15/2023	411	440		5.38%, 05/01/2025(e)	888	923
Choice Hotels International Inc				5.50%, 05/01/2026(e)	825	861
5.75%, 07/01/2022	210	228		5.75%, 09/01/2023	56	59
Downstream Development Authority of the				5.75%, 02/15/2026(e)	1,722	1,816
Quapaw Tribe of Oklahoma				5.88%, 04/01/2024(e)	1,582	1,689
10.50%, 07/01/2019(e)	400	414		5.88%, 05/01/2027(e)	2,910	3,070
Golden Nugget Escrow Inc				6.63%, 01/31/2022	595	628
8.50%, 12/01/2021(e)	390	405		Cequel Communications Holdings I LLC /
Hilton Worldwide Finance LLC / Hilton				Cequel Capital Corp
Worldwide Finance Corp				5.13%, 12/15/2021(e)	1,125	1,122
5.63%, 10/15/2021	805	834		6.38%, 09/15/2020(e)	1,502	1,549
MGM Growth Properties Operating				7.75%, 07/15/2025(e)	240	256
Partnership LP / MGP Escrow Co-Issuer Inc				Clear Channel Worldwide Holdings Inc
5.63%, 05/01/2024(e)	685	734		6.50%, 11/15/2022	1,252	1,246
				6.50%, 11/15/2022	783	811

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Media (continued)				Media (continued)
Clear Channel Worldwide Holdings				Univision Communications Inc
Inc (continued)				5.13%, 05/15/2023(e)	$2,580	$2,651
7.63%, 03/15/2020	$3,226	$3,194		5.13%, 02/15/2025(e)	700	720
7.63%, 03/15/2020	150	143		6.75%, 09/15/2022(e)	1,217	1,299
CSC Holdings LLC				8.50%, 05/15/2021(e)	265	278
7.63%, 07/15/2018	765	828		UPCB Finance IV Ltd
DISH DBS Corp				5.38%, 01/15/2025(e)	1,045	1,053
5.88%, 07/15/2022	145	145		Videotron Ltd
5.88%, 11/15/2024	2,325	2,244		5.38%, 06/15/2024(e)	767	796
6.75%, 06/01/2021	4,900	5,207		Virgin Media Finance PLC
7.75%, 07/01/2026(e)	952	987		5.75%, 01/15/2025(e)	226	225
7.88%, 09/01/2019	110	122		6.00%, 10/15/2024(e)	1,500	1,519
Gray Television Inc				6.38%, 04/15/2023(e)	400	411
5.88%, 07/15/2026(e)	290	298		Virgin Media Secured Finance PLC
7.50%, 10/01/2020	893	932		5.38%, 04/15/2021(e)	1,188	1,235
iHeartCommunications Inc				5.50%, 08/15/2026(e)	645	649
6.88%, 06/15/2018	503	385		WideOpenWest Finance LLC /
7.25%, 10/15/2027	690	407		WideOpenWest Capital Corp
9.00%, 12/15/2019	607	488		10.25%, 07/15/2019	940	979
11.25%, 03/01/2021	2,729	2,129		Ziggo Bond Finance BV
Liberty Interactive LLC				5.88%, 01/15/2025(e)	200	199
8.50%, 07/15/2029	695	764				$95,701
LIN Television Corp				Metal Fabrication & Hardware - 0.02%
5.88%, 11/15/2022	720	747		Wise Metals Group LLC / Wise Alloys
Mediacom Broadband LLC / Mediacom				Finance Corp
Broadband Corp				8.75%, 12/15/2018(e)	240	228
6.38%, 04/01/2023	519	542
Neptune Finco Corp				Mining - 2.07%
10.88%, 10/15/2025(e)	2,580	3,019		Alcoa Inc
Nexstar Broadcasting Inc				5.13%, 10/01/2024	1,655	1,739
6.13%, 02/15/2022(e)	445	458		5.40%, 04/15/2021	415	442
Nexstar Escrow Corp				5.87%, 02/23/2022	208	224
5.63%, 08/01/2024(e)	435	442		5.90%, 02/01/2027	129	138
Nielsen Finance LLC / Nielsen Finance Co				6.75%, 01/15/2028	881	956
4.50%, 10/01/2020	1,260	1,291		Aleris International Inc
5.00%, 04/15/2022(e)	3,872	3,993		9.50%, 04/01/2021(e)	415	440
Quebecor Media Inc				Anglo American Capital PLC
5.75%, 01/15/2023	180	188		4.13%, 04/15/2021(e)	675	655
Quebecor World PLC				4.45%, 09/27/2020(e)	465	461
0.00%, 01/15/2025(a),(b),(c)	480	—		4.88%, 05/14/2025(e)	1,000	972
0.00%, 11/15/2025(a),(b),(c)	1,075	—		Coeur Mining Inc
0.00%, 08/01/2027(a),(b),(c)	830	—		7.88%, 02/01/2021	618	612
RCN Telecom Services LLC / RCN Capital				Freeport-McMoRan Inc
Corp				3.10%, 03/15/2020	505	468
8.50%, 08/15/2020(e)	425	445		3.55%, 03/01/2022	575	492
SFR Group SA				3.88%, 03/15/2023	2,800	2,408
6.00%, 05/15/2022(e)	4,022	3,921		4.00%, 11/14/2021	1,075	960
6.25%, 05/15/2024(e)	1,282	1,229		4.55%, 11/14/2024	635	544
7.38%, 05/01/2026(e)	3,606	3,601		5.40%, 11/14/2034	1,718	1,331
Sinclair Television Group Inc				5.45%, 03/15/2043	1,632	1,253
5.63%, 08/01/2024(e)	940	971		Hecla Mining Co
6.13%, 10/01/2022	1,030	1,082		6.88%, 05/01/2021	613	613
Sirius XM Radio Inc				HudBay Minerals Inc
4.25%, 05/15/2020(e)	305	311		9.50%, 10/01/2020	255	244
4.63%, 05/15/2023(e)	590	590		Kaiser Aluminum Corp
5.38%, 04/15/2025(e)	445	457		5.88%, 05/15/2024(e)	234	246
5.38%, 07/15/2026(e)	3,027	3,086		Lundin Mining Corp
5.75%, 08/01/2021(e)	150	156		7.50%, 11/01/2020(e)	490	517
5.88%, 10/01/2020(e)	2,200	2,280		7.88%, 11/01/2022(e)	350	375
6.00%, 07/15/2024(e)	435	463		New Gold Inc
TEGNA Inc				6.25%, 11/15/2022(e)	484	492
5.13%, 10/15/2019	1,570	1,623		7.00%, 04/15/2020(e)	435	450
5.13%, 07/15/2020	930	965		Prince Mineral Holding Corp
5.50%, 09/15/2024(e)	665	697		11.50%, 12/15/2019(e),(f)	216	199
6.38%, 10/15/2023	690	742		Taseko Mines Ltd
7.13%, 09/01/2018	382	383		7.75%, 04/15/2019	305	200
Unitymedia GmbH				Teck Resources Ltd
6.13%, 01/15/2025(e)	400	422		3.00%, 03/01/2019	219	210
Unitymedia Hessen GmbH & Co KG /				4.50%, 01/15/2021	255	231
Unitymedia NRW GmbH				4.75%, 01/15/2022	590	526
5.00%, 01/15/2025(e)	600	621		6.13%, 10/01/2035	237	185
5.50%, 01/15/2023(e)	800	836		6.25%, 07/15/2041	830	635
				8.00%, 06/01/2021(e)	80	85

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mining (continued)				Oil & Gas (continued)
Teck Resources Ltd (continued)				Jupiter Resources Inc
8.50%, 06/01/2024(e)	$303	$330		8.50%, 10/01/2022(e)	$535	$401
		$19,633		MEG Energy Corp
Miscellaneous Manufacturers - 0.08%				6.50%, 03/15/2021(e)	165	123
Bombardier Inc				7.00%, 03/31/2024(e)	519	376
4.75%, 04/15/2019(e)	428	421		Newfield Exploration Co
5.50%, 09/15/2018(e)	322	324		5.38%, 01/01/2026	1,190	1,137
		$745		5.63%, 07/01/2024	776	766
Office & Business Equipment - 0.04%				5.75%, 01/30/2022	154	153
CDW LLC / CDW Finance Corp				Oasis Petroleum Inc
5.00%, 09/01/2023	136	139		6.50%, 11/01/2021	780	655
5.50%, 12/01/2024	240	250		6.88%, 03/15/2022	1,395	1,217
		$389		7.25%, 02/01/2019	494	463
Oil & Gas - 5.71%				Parker Drilling Co
Antero Resources Corp				7.50%, 08/01/2020	259	203
5.13%, 12/01/2022	2,506	2,337		PBF Holding Co LLC / PBF Finance Corp
				7.00%, 11/15/2023(e)	367	350
5.38%, 11/01/2021	616	589
6.00%, 12/01/2020	403	399		Penn Virginia Corp
				0.00%, 05/01/2020(a)	373	142
California Resources Corp
5.00%, 01/15/2020	109	50		Precision Drilling Corp
5.50%, 09/15/2021	97	45		5.25%, 11/15/2024	1,173	973
6.00%, 11/15/2024	50	22		6.50%, 12/15/2021	575	523
8.00%, 12/15/2022(e)	680	435		6.63%, 11/15/2020	400	370
Cenovus Energy Inc				QEP Resources Inc
4.45%, 09/15/2042	72	59		5.25%, 05/01/2023	521	491
5.70%, 10/15/2019	327	347		5.38%, 10/01/2022	550	525
6.75%, 11/15/2039	422	453		6.88%, 03/01/2021	988	993
Cheniere Corpus Christi Holdings LLC				Range Resources Corp
7.00%, 06/30/2024(e)	480	502		4.88%, 05/15/2025	707	671
Chesapeake Energy Corp				5.00%, 08/15/2022	1,740	1,596
5.38%, 06/15/2021	1,650	1,081		5.00%, 03/15/2023	2,817	2,592
5.75%, 03/15/2023	720	464		Rice Energy Inc
6.13%, 02/15/2021	1,365	942		7.25%, 05/01/2023	405	406
6.63%, 08/15/2020	785	577		Sabine Oil & Gas Corp
				0.00%, 02/15/2017(a)	195	4
6.88%, 11/15/2020	540	397
8.00%, 12/15/2022(e)	1,141	993		SM Energy Co
Cimarex Energy Co				5.00%, 01/15/2024	1,400	1,120
4.38%, 06/01/2024	492	514		5.63%, 06/01/2025	409	339
5.88%, 05/01/2022	142	149		6.13%, 11/15/2022	395	335
Citgo Holding Inc				6.50%, 11/15/2021	839	734
10.75%, 02/15/2020(e)	482	476		6.50%, 01/01/2023	726	617
CITGO Petroleum Corp				Stone Energy Corp
6.25%, 08/15/2022(e)	537	518		7.50%, 11/15/2022	562	281
				Sunoco LP / Sunoco Finance Corp
Concho Resources Inc				6.25%, 04/15/2021(e)	633	646
5.50%, 04/01/2023	1,485	1,466		6.38%, 04/01/2023(e)	825	839
Continental Resources Inc/OK
3.80%, 06/01/2024	905	774		Tesoro Corp
4.50%, 04/15/2023	660	597		5.13%, 04/01/2024	328	332
5.00%, 09/15/2022	945	884		Transocean Inc
7.13%, 04/01/2021	98	100		6.80%, 03/15/2038	363	214
				9.00%, 07/15/2023(e)	898	842
Encana Corp
3.90%, 11/15/2021	432	428		Ultra Petroleum Corp
				0.00%, 12/15/2018(a),(e)	850	638
6.50%, 08/15/2034	1,520	1,586		0.00%, 10/01/2024(a),(e)	646	485
6.50%, 02/01/2038	699	706
6.63%, 08/15/2037	525	536		Unit Corp
				6.63%, 05/15/2021(b)	1,193	925
Ensco PLC
4.50%, 10/01/2024	91	63		W&T Offshore Inc
4.70%, 03/15/2021	182	155		8.50%, 06/15/2019	424	118
EP Energy LLC / Everest Acquisition Finance				Western Refining Logistics LP / WNRL
Inc				Finance Corp
6.38%, 06/15/2023	3,056	1,528		7.50%, 02/15/2023	400	397
7.75%, 09/01/2022	672	343		Whiting Petroleum Corp
9.38%, 05/01/2020	3,491	1,990		5.00%, 03/15/2019	2,501	2,182
Extraction Oil & Gas Holdings LLC /				5.75%, 03/15/2021	440	368
Extraction Finance Corp				6.25%, 04/01/2023	1,095	905
7.88%, 07/15/2021(e)	515	515		WPX Energy Inc
Halcon Resources Corp				5.25%, 09/15/2024	343	293
13.00%, 02/15/2022(e)	641	340		6.00%, 01/15/2022	1,799	1,628
Hilcorp Energy I LP / Hilcorp Finance Co						$54,260
5.00%, 12/01/2024(e)	561	522		Oil & Gas Services - 0.19%
5.75%, 10/01/2025(e)	551	521		Archrock Partners LP / Archrock Partners
7.63%, 04/15/2021(e)	478	489		Finance Corp
				6.00%, 10/01/2022	370	333

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Oil & Gas Services (continued)				Pharmaceuticals (continued)
Basic Energy Services Inc				Valeant Pharmaceuticals International
7.75%, 10/15/2022	$462	$162		Inc (continued)
Sea Trucks Group Ltd				5.50%, 03/01/2023(e)	$3,925	$3,238
9.00%, 03/26/2018(e)	683	215		5.63%, 12/01/2021(e)	764	652
Trinidad Drilling Ltd				5.88%, 05/15/2023(e)	6,784	5,648
7.88%, 01/15/2019(e)	435	406		6.13%, 04/15/2025(e)	2,000	1,660
Weatherford International Ltd				7.50%, 07/15/2021(e)	473	440
4.50%, 04/15/2022	204	168				$21,921
7.00%, 03/15/2038	374	277		Pipelines - 5.11%
7.75%, 06/15/2021	122	115		Blue Racer Midstream LLC / Blue Racer
8.25%, 06/15/2023	120	112		Finance Corp
		$1,788		6.13%, 11/15/2022(e)	500	470
Packaging & Containers - 1.74%				Boardwalk Pipelines LP
Ardagh Packaging Finance PLC / Ardagh				4.95%, 12/15/2024	400	396
Holdings USA Inc				5.95%, 06/01/2026	446	467
7.00%, 11/15/2020(e)	137	138		Buckeye Partners LP
Ball Corp				4.88%, 02/01/2021	450	484
4.38%, 12/15/2020	730	782		Crestwood Midstream Partners LP /
5.00%, 03/15/2022	1,630	1,744		Crestwood Midstream Finance Corp
5.25%, 07/01/2025	488	527		6.00%, 12/15/2020	730	697
Berry Plastics Corp				6.13%, 03/01/2022	750	704
5.13%, 07/15/2023	1,650	1,703		6.25%, 04/01/2023	1,580	1,469
6.00%, 10/15/2022	120	127		DCP Midstream LLC
BWAY Holding Co				4.75%, 09/30/2021(e)	375	359
9.13%, 08/15/2021(e)	970	965		5.35%, 03/15/2020(e)	365	367
Constar International				8.13%, 08/16/2030	330	334
0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(f),(h)	516	54		DCP Midstream Operating LP
Graphic Packaging International Inc				2.50%, 12/01/2017	615	608
4.75%, 04/15/2021	150	159		5.60%, 04/01/2044	820	746
4.88%, 11/15/2022	300	314		Energy Transfer Equity LP
Novelis Inc				5.50%, 06/01/2027	650	632
8.75%, 12/15/2020	870	907		5.88%, 01/15/2024	2,855	2,864
Owens-Brockway Glass Container Inc				7.50%, 10/15/2020	565	609
5.00%, 01/15/2022(e)	840	878		Genesis Energy LP / Genesis Energy Finance
5.38%, 01/15/2025(e)	400	415		Corp
5.88%, 08/15/2023(e)	373	401		5.63%, 06/15/2024	625	597
6.38%, 08/15/2025(e)	83	91		6.75%, 08/01/2022	220	222
Reynolds Group Issuer Inc / Reynolds Group				Hiland Partners Holdings LLC / Hiland
Issuer LLC / Reynolds Group Issuer				Partners Finance Corp
(Luxembourg) S.A.				5.50%, 05/15/2022(e)	294	295
5.13%, 07/15/2023(e)	2,315	2,387		Holly Energy Partners LP / Holly Energy
5.75%, 10/15/2020	1,145	1,183		Finance Corp
6.88%, 02/15/2021(f)	980	1,019		6.00%, 08/01/2024(e)	593	600
8.25%, 02/15/2021	760	790		Martin Midstream Partners LP / Martin
9.88%, 08/15/2019	243	250		Midstream Finance Corp
Sealed Air Corp				7.25%, 02/15/2021	600	572
5.13%, 12/01/2024(e)	350	368		MPLX LP
5.50%, 09/15/2025(e)	1,070	1,142		4.50%, 07/15/2023(e)	1,504	1,474
6.50%, 12/01/2020(e)	150	172		4.88%, 12/01/2024(e)	3,035	3,005
		$16,516		4.88%, 06/01/2025(e)	1,053	1,052
Pharmaceuticals - 2.31%				NGPL PipeCo LLC
Endo Finance LLC				7.12%, 12/15/2017(e)	600	629
5.75%, 01/15/2022(e)	141	127		9.63%, 06/01/2019(e)	200	210
Endo Finance LLC / Endo Finco Inc				PBF Logistics LP / PBF Logistics Finance
5.38%, 01/15/2023(e),(f)	2,800	2,429		Corp
7.25%, 01/15/2022(e),(f)	161	149		6.88%, 05/15/2023	272	272
Endo Ltd / Endo Finance LLC / Endo Finco				Regency Energy Partners LP / Regency
Inc				Energy Finance Corp
6.00%, 07/15/2023(e)	2,115	1,844		4.50%, 11/01/2023	250	250
6.00%, 02/01/2025(e)	1,160	1,001		5.50%, 04/15/2023	1,770	1,834
Grifols Worldwide Operations Ltd				Rockies Express Pipeline LLC
5.25%, 04/01/2022	200	209		5.63%, 04/15/2020(e)	900	927
NBTY Inc				6.88%, 04/15/2040(e)	1,090	1,074
7.63%, 05/15/2021(e)	860	877		7.50%, 07/15/2038(e)	645	639
Quintiles Transnational Corp				Rose Rock Midstream LP / Rose Rock
4.88%, 05/15/2023(e)	485	496		Finance Corp
Valeant Pharmaceuticals International				5.63%, 07/15/2022	422	379
6.38%, 10/15/2020(e)	775	699		5.63%, 11/15/2023	1,445	1,290
6.75%, 08/15/2021(e)	338	303		Sabine Pass Liquefaction LLC
7.00%, 10/01/2020(e)	495	459		5.63%, 02/01/2021(f)	410	423
7.25%, 07/15/2022(e)	330	295		5.63%, 04/15/2023	1,560	1,591
Valeant Pharmaceuticals International Inc				5.63%, 03/01/2025	5,262	5,372
5.38%, 03/15/2020(e)	1,565	1,395		5.75%, 05/15/2024	2,640	2,706

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Pipelines (continued)					Retail (continued)
Sabine Pass Liquefaction LLC	(continued)				AmeriGas Finance LLC / AmeriGas Finance
5.88%, 06/30/2026(e)		$1,485	$1,524		Corp
Summit Midstream Holdings LLC / Summit					7.00%, 05/20/2022	$500	$527
Midstream Finance Corp					Caleres Inc
5.50%, 08/15/2022		450	415		6.25%, 08/15/2023	310	317
Targa Resources Partners LP / Targa					Claire's Stores Inc
Resources Partners Finance Corp					6.13%, 03/15/2020(e)	728	364
4.13%, 11/15/2019		935	931		8.88%, 03/15/2019	1,250	166
4.25%, 11/15/2023		945	876		9.00%, 03/15/2019(e)	1,527	840
5.25%, 05/01/2023		850	831		Dollar Tree Inc
6.38%, 08/01/2022		600	612		5.75%, 03/01/2023(e)	1,440	1,555
Tesoro Logistics LP / Tesoro Logistics					Ferrellgas LP / Ferrellgas Finance Corp
Finance Corp					6.50%, 05/01/2021	190	173
5.50%, 10/15/2019		820	871		6.75%, 01/15/2022	1,300	1,177
6.13%, 10/15/2021		450	468		6.75%, 06/15/2023	566	497
6.25%, 10/15/2022		1,118	1,163		Group 1 Automotive Inc
6.38%, 05/01/2024		615	648		5.25%, 12/15/2023(e)	280	278
Transcontinental Gas Pipe Line Co LLC					Guitar Center Inc
7.85%, 02/01/2026(e)		275	343		6.50%, 04/15/2019(e)	611	539
Williams Cos Inc/The					JC Penney Corp Inc
3.70%, 01/15/2023		320	292		5.88%, 07/01/2023(e)	60	62
5.75%, 06/24/2044		2,370	2,174		8.13%, 10/01/2019	241	252
7.50%, 01/15/2031		385	414		Jo-Ann Stores LLC
Williams Partners LP / ACMP Finance Corp					8.13%, 03/15/2019(e)	225	220
6.13%, 07/15/2022		410	419		KFC Holding Co/Pizza Hut Holdings
			$48,600		LLC/Taco Bell of America LLC
Private Equity - 0.07%					5.00%, 06/01/2024(e)	445	465
Icahn Enterprises LP / Icahn Enterprises					5.25%, 06/01/2026(e)	1,365	1,444
Finance Corp					L Brands Inc
5.88%, 02/01/2022		669	639		5.63%, 10/15/2023	1,910	2,115
					6.75%, 07/01/2036	450	472
REITS- 1.86%					6.88%, 11/01/2035	361	383
Communications Sales & Leasing Inc / CSL					Landry's Inc
Capital LLC					9.38%, 05/01/2020(e)	450	474
6.00%, 04/15/2023(e)		427	441		Nebraska Book Holdings Inc
8.25%, 10/15/2023		1,110	1,134		0.00%, 06/30/2016(a),(e)	328	328
Crown Castle International Corp					Neiman Marcus Group LTD LLC
4.88%, 04/15/2022		682	755		8.00%, 10/15/2021(e)	1,040	881
Equinix Inc					New Albertsons Inc
5.38%, 01/01/2022		404	425		6.63%, 06/01/2028	325	302
5.38%, 04/01/2023		200	209		7.75%, 06/15/2026	310	313
5.75%, 01/01/2025		282	300		8.00%, 05/01/2031	422	420
5.88%, 01/15/2026		843	908		8.70%, 05/01/2030	95	96
ESH Hospitality Inc					Party City Holdings Inc
5.25%, 05/01/2025(e)		1,289	1,282		6.13%, 08/15/2023(e)	270	284
Iron Mountain Inc					Penske Automotive Group Inc
5.75%, 08/15/2024		2,695	2,768		5.50%, 05/15/2026	511	505
6.00%, 10/01/2020(e)		608	641		QVC Inc
6.00%, 08/15/2023		380	404		5.13%, 07/02/2022	730	786
Iron Mountain US Holdings Inc					5.45%, 08/15/2034	840	799
5.38%, 06/01/2026(e)		430	435		Radio Systems Corp
MPT Operating Partnership LP / MPT Finance					8.38%, 11/01/2019(e)	589	619
Corp					Rite Aid Corp
5.25%, 08/01/2026		1,030	1,083		6.13%, 04/01/2023(e)	1,877	1,992
5.50%, 05/01/2024		2,085	2,158		6.75%, 06/15/2021	1,495	1,571
6.38%, 03/01/2024		645	703		9.25%, 03/15/2020	680	717
Omega Healthcare Investors Inc					Sally Holdings LLC / Sally Capital Inc
5.88%, 03/15/2024		2,365	2,480		5.63%, 12/01/2025	550	591
RHP Hotel Properties LP / RHP Finance					Serta Simmons Bedding LLC
Corp					8.13%, 10/01/2020(e)	800	836
5.00%, 04/15/2023		225	227		Suburban Propane Partners LP/Suburban
Sabra Health Care LP / Sabra Capital Corp					Energy Finance Corp
5.50%, 02/01/2021		1,110	1,157		7.38%, 08/01/2021	617	642
VEREIT Operating Partnership LP					Tops Holding LLC / Tops Markets II Corp
4.13%, 06/01/2021		116	121		8.00%, 06/15/2022(e)	241	210
4.88%, 06/01/2026		52	55				$25,938
			$17,686		Semiconductors - 1.45%
Retail - 2.73%					Advanced Micro Devices Inc
1011778 BC ULC / New Red Finance Inc					6.75%, 03/01/2019	377	376
4.63%, 01/15/2022(e)		770	793		7.00%, 07/01/2024	899	825
6.00%, 04/01/2022(e)		890	933		7.50%, 08/15/2022	75	73
					Amkor Technology Inc
					6.38%, 10/01/2022	1,375	1,394

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Semiconductors (continued)				Telecommunications (continued)
Freescale Semiconductor Inc				Consolidated Communications Inc
6.00%, 01/15/2022(e)	$2,025	$2,138		6.50%, 10/01/2022	$470	$432
Micron Technology Inc				Embarq Corp
5.25%, 08/01/2023(e)	724	648		8.00%, 06/01/2036	6,974	7,248
5.25%, 01/15/2024(e)	320	287		Frontier Communications Corp
5.50%, 02/01/2025	832	746		6.25%, 09/15/2021	790	768
5.63%, 01/15/2026(e)	345	307		7.13%, 01/15/2023	490	454
7.50%, 09/15/2023(e)	523	572		7.63%, 04/15/2024	725	669
Microsemi Corp				8.50%, 04/15/2020	1,501	1,615
9.13%, 04/15/2023(e)	396	449		8.75%, 04/15/2022	404	418
NXP BV / NXP Funding LLC				8.88%, 09/15/2020	167	179
4.13%, 06/15/2020(e)	392	404		9.00%, 08/15/2031	3,148	2,951
4.13%, 06/01/2021(e)	1,435	1,478		9.25%, 07/01/2021	1,232	1,341
4.63%, 06/15/2022(e)	812	834		11.00%, 09/15/2025	2,477	2,644
5.75%, 02/15/2021(e)	297	309		10.50%, 09/15/2022	768	830
5.75%, 03/15/2023(e)	232	244		Goodman Networks Inc
Qorvo Inc				0.00%, 07/01/2018(a)	852	437
6.75%, 12/01/2023(e)	494	531		Hughes Satellite Systems Corp
Sensata Technologies BV				5.25%, 08/01/2026(e)	555	554
5.00%, 10/01/2025(e)	496	508		6.50%, 06/15/2019	663	720
5.63%, 11/01/2024(e)	696	738		6.63%, 08/01/2026(e)	315	313
Sensata Technologies UK Financing Co plc				Intelsat Jackson Holdings SA
6.25%, 02/15/2026(e)	853	922		5.50%, 08/01/2023	609	399
		$13,783		7.25%, 04/01/2019	371	277
Software - 2.18%				7.25%, 10/15/2020	600	437
Change Healthcare Holdings Inc				8.00%, 02/15/2024(e)	710	678
6.00%, 02/15/2021(e)	845	896		Intelsat Luxembourg SA
First Data Corp				7.75%, 06/01/2021	2,927	674
5.00%, 01/15/2024(e)	1,555	1,567		8.13%, 06/01/2023	1,085	252
5.38%, 08/15/2023(e)	330	339		Level 3 Communications Inc
5.75%, 01/15/2024(e)	1,576	1,584		5.75%, 12/01/2022	1,057	1,105
6.75%, 11/01/2020(e)	394	411		Level 3 Financing Inc
7.00%, 12/01/2023(e)	3,094	3,182		5.13%, 05/01/2023	1,282	1,321
Infor Software Parent LLC / Infor Software				5.25%, 03/15/2026(e)	345	361
Parent Inc				5.38%, 08/15/2022	1,050	1,103
7.13%, PIK 7.88%, 05/01/2021(e),(h)	1,989	1,865		5.38%, 01/15/2024	1,290	1,353
Infor US Inc				5.38%, 05/01/2025	1,353	1,420
5.75%, 08/15/2020(e)	116	122		Nokia OYJ
6.50%, 05/15/2022	1,882	1,863		6.63%, 05/15/2039	216	233
Informatica LLC				Plantronics Inc
7.13%, 07/15/2023(e)	464	457		5.50%, 05/31/2023(e)	295	299
MSCI Inc				Qwest Capital Funding Inc
5.25%, 11/15/2024(e)	1,438	1,524		6.88%, 07/15/2028	159	144
5.75%, 08/15/2025(e)	1,275	1,389		7.75%, 02/15/2031	780	714
Nuance Communications Inc				Qwest Corp
5.38%, 08/15/2020(e)	1,195	1,225		6.88%, 09/15/2033	1,780	1,778
6.00%, 07/01/2024(e)	1,445	1,495		7.25%, 09/15/2025	210	229
Open Text Corp				SoftBank Group Corp
5.63%, 01/15/2023(e)	435	447		4.50%, 04/15/2020(e)	988	1,025
5.88%, 06/01/2026(e)	1,564	1,626		Sprint Capital Corp
Solera LLC / Solera Finance Inc				6.88%, 11/15/2028	167	143
10.50%, 03/01/2024(e)	420	453		8.75%, 03/15/2032	268	250
SS&C Technologies Holdings Inc				Sprint Communications Inc
5.88%, 07/15/2023	300	311		6.00%, 11/15/2022	3,898	3,344
		$20,756		7.00%, 03/01/2020(e)	1,334	1,416
Telecommunications - 8.99%				7.00%, 08/15/2020	1,585	1,506
Alcatel-Lucent USA Inc				8.38%, 08/15/2017	471	488
6.45%, 03/15/2029	769	817		9.00%, 11/15/2018(e)	1,271	1,377
Avaya Inc				9.13%, 03/01/2017	164	169
7.00%, 04/01/2019(e)	1,344	1,015		11.50%, 11/15/2021	374	411
10.50%, 03/01/2021(e)	551	149		Sprint Corp
CenturyLink Inc				7.13%, 06/15/2024	6,196	5,476
6.45%, 06/15/2021	1,570	1,676		7.25%, 09/15/2021	2,667	2,489
6.75%, 12/01/2023	610	634		7.63%, 02/15/2025	597	533
7.60%, 09/15/2039	295	264		7.88%, 09/15/2023	4,590	4,191
Cincinnati Bell Inc				Telecom Italia Capital SA
8.38%, 10/15/2020	860	891		6.00%, 09/30/2034	900	882
Citizens Communications Co				T-Mobile USA Inc
7.13%, 03/15/2019	135	144		6.00%, 03/01/2023	2,437	2,576
CommScope Inc				6.00%, 04/15/2024	168	179
5.50%, 06/15/2024(e)	762	793		6.13%, 01/15/2022	2,085	2,195
CommScope Technologies Finance LLC				6.25%, 04/01/2021	675	706
6.00%, 06/15/2025(e)	1,310	1,382		6.38%, 03/01/2025	442	473

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)			Computers - 0.10%
T-Mobile USA Inc (continued)			Presidio Inc, Term Loan B
6.50%, 01/15/2024	$212	$227	5.25%, 02/02/2022(f)	$906	$902
6.50%, 01/15/2026	460	498
6.54%, 04/28/2020	1,160	1,198	Consumer Products - 0.05%
6.63%, 11/15/2020	275	283	Dell International LLC, Term Loan B2
6.63%, 04/28/2021	1,501	1,578	4.00%, 04/29/2020(f)	451	451
6.63%, 04/01/2023	521	559	Prestige Brands Inc, Term Loan B3
6.73%, 04/28/2022	1,703	1,783	3.49%, 09/03/2021(f)	7	7
6.84%, 04/28/2023	481	513			$458
West Corp			Cosmetics & Personal Care - 0.04%
4.75%, 07/15/2021(e)	300	302	Revlon Consumer Products Corp, Term Loan
5.38%, 07/15/2022(e)	730	681	0.00%, 07/21/2023(f),(i)	348	347
Wind Acquisition Finance SA
4.75%, 07/15/2020(e)	2,910	2,898	Electric - 0.79%
7.38%, 04/23/2021(e)	1,554	1,546	Calpine Corp, Term Loan B5
Windstream Services LLC			3.50%, 05/20/2022(f)	1,343	1,338
7.50%, 06/01/2022	1,348	1,241	Calpine Corp, Term Loan B6
7.50%, 04/01/2023	247	224	4.00%, 01/15/2023(f)	692	692
		$85,475	Dynegy Inc, Term Loan B2
Transportation - 0.10%			4.00%, 04/16/2020(f)	842	840
Bluewater Holding BV			Dynegy Inc, Term Loan C
10.00%, 12/10/2019(e)	1,300	575	0.00%, 06/22/2023(f),(i)	895	895
Navios South American Logistics Inc / Navios			Texas Competitive Electric Holdings Co LLC,
Logistics Finance US Inc			Term Loan
7.25%, 05/01/2022(e)	189	129	0.00%, 07/27/2023(f),(i)	793	794
Ultrapetrol Bahamas Ltd			Texas Competitive Electric Holdings Co LLC,
0.00%, 06/15/2021(a)	1,514	288	Term Loan EXT
		$992	4.94%, 10/10/2017(f)	8,239	2,751
TOTAL BONDS		$830,825	Texas Competitive Electric Holdings Co LLC,
	Principal		Term Loan NONEXT
CONVERTIBLE BONDS - 0.02%	Amount (000's)	Value (000's)	4.94%, 10/10/2016(f)	510	168
Electric - 0.02%					$7,478
NRG Yield Inc			Entertainment - 0.67%
3.25%, 06/01/2020(e)	250	241	Cowlitz Tribal Gaming Authority, Term Loan
			B
TOTAL CONVERTIBLE BONDS		$241	11.50%, 10/02/2020(f)	1,245	1,239
SENIOR FLOATING RATE INTERESTS -	Principal		Delta 2 Lux Sarl, Term Loan B
6.44%	Amount (000's) Value (000's)		7.75%, 07/29/2022(f)	600	588
			Delta 2 Lux Sarl, Term Loan B3
Advertising - 0.19%			4.75%, 07/30/2021(f)	450	445
Advantage Sales & Marketing Inc, Term
Loan			Eldorado Resorts Inc, Term Loan B
7.50%, 07/21/2022(f)	$1,950	$1,819	4.25%, 07/15/2022(f)	791	794
Vertis Inc, Term Loan EXIT			Graton Economic Development Authority,
0.00%, 12/31/2016(a),(b),(c),(f)	1,359	—	Term Loan B
			4.75%, 08/06/2022(f)	371	372
		$1,819
Airlines - 0.04%			Mohegan Tribal Gaming Authority, Term
			Loan B
American Airlines Inc, Term Loan B			5.50%, 11/19/2019(f)	2,492	2,487
3.25%, 06/27/2020(f)	425	423
			Scientific Games International Inc, Term Loan
Automobile Manufacturers - 0.08%			B1
			6.00%, 05/22/2020(f)	441	440
FCA US LLC, Term Loan B
3.25%, 12/31/2018(f)	339	339			$6,365
3.50%, 05/24/2017(f)	427	427	Food- 0.35%
		$766	Albertsons LLC, Term Loan B5
			4.75%, 12/21/2022(f)	1,372	1,378
Biotechnology - 0.06%
			B&G Foods Inc, Term Loan B
Concordia International Corp, Term Loan B			3.75%, 11/02/2022(f)	196	197
5.25%, 10/20/2021(f)	547	535
			Dole Food Co Inc, Term Loan B
			4.50%, 10/25/2018(f)	83	83
Building Materials - 0.05%			4.50%, 12/01/2018(f)	29	29
Stardust Finance Holdings Inc, Term Loan B			4.50%, 12/01/2018(f)	83	83
6.50%, 03/14/2022(f)	465	462
			4.50%, 12/01/2018(f)	83	83
			4.50%, 12/01/2018(f)	125	124
Commercial Services - 0.10%			4.50%, 12/01/2018(f)	83	83
Pharmaceutical Product Development LLC,			4.50%, 12/01/2018(f)	125	124
Term Loan B			4.50%, 12/01/2018(f)	42	42
4.25%, 08/05/2022(f)	352	352
			6.00%, 11/01/2018(f)	1	1
Syniverse Holdings Inc, Term Loan B
0.00%, 04/23/2019(f),(i)	300	241	Pinnacle Foods Finance LLC, Term Loan I
			3.75%, 01/13/2023(f)	264	264
4.00%, 04/23/2019(f)	283	229
4.00%, 04/23/2019(f)	175	141	SUPERVALU Inc, Term Loan
			5.50%, 03/21/2019(f)	318	318
		$963	5.50%, 03/21/2019(f)	90	90

See accompanying notes

Schedule of Investments
High Yield Fund I
July 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Food (continued)			Mining - 0.21%
Viskase Cos Inc, Term Loan B			FMG Resources August 2006 Pty Ltd, Term
0.00%, 01/30/2021(f),(i)	$211	$195	Loan B
0.00%, 01/30/2021(f),(i)	249	230	4.25%, 06/30/2019(f)	$1,628	$1,597
		$3,324	4.25%, 06/30/2019(f)	422	414
Food Service - 0.16%					$2,011
Aramark Services Inc, Term Loan F			Miscellaneous Manufacturers - 0.01%
3.25%, 02/21/2021(f)	1,480	1,482	Hilex Poly Co LLC, Term Loan
			6.00%, 12/05/2021(f)	103	103
Healthcare - Products - 0.01%
DJO Finance LLC, Term Loan B			Oil & Gas - 0.16%
4.25%, 06/24/2020(f)	139	136	Alon USA Partners LP, Term Loan B
			9.25%, 11/13/2018(f)	139	138
Healthcare - Services - 0.27%			Fieldwood Energy LLC, Term Loan
inVentiv Health Inc, Term Loan B4			8.38%, 09/30/2020(f)	420	130
7.75%, 05/15/2018(f)	867	867	MEG Energy Corp, Term Loan B
MPH Acquisition Holdings LLC, Term Loan			3.75%, 03/31/2020(f)	472	428
B			Sabine Oil & Gas Corp, Term Loan B
5.00%, 05/25/2023(f)	1,080	1,091	0.00%, 01/18/2018(a),(f)	667	30
5.00%, 05/25/2023(f)	629	635	Shelf Drilling Midco Ltd, PIK Term Loan B
		$2,593	10.00%, PIK 0.75%, 10/08/2018(f),(h)	460	239
Holding Companies - Diversified - 0.01%			Western Refining Inc, Term Loan B2
MGOC Inc, Term Loan B			5.50%, 05/26/2023(f)	550	534
4.00%, 07/31/2020(f)	135	135			$1,499
			Packaging & Containers - 0.03%
Internet - 0.15%			Berry Plastics Group Inc, Term Loan G
Go Daddy Operating Co LLC, Term Loan B			3.50%, 01/06/2021(f)	135	135
4.25%, 05/05/2021(f)	249	249	Berry Plastics Group Inc, Term Loan H
4.25%, 05/13/2021(f)	1	1	3.75%, 10/01/2022(f)	79	80
Match Group Inc, Term Loan B1			3.75%, 10/01/2022(f)	79	79
5.50%, 10/27/2022(f)	615	620			$294
Zayo Group LLC, Term Loan B			REITS- 0.06%
3.75%, 05/06/2021(f)	557	557	MGM Growth Properties Operating
		$1,427	Partnership LP, Term Loan B
Lodging - 0.12%			4.00%, 04/07/2023(f)	519	522
Hilton Worldwide Finance LLC, Term Loan
B			Retail - 0.58%
3.50%, 09/23/2020(f)	375	376	J Crew Group Inc, Term Loan B
Intrawest Operations Group LLC, Term Loan			4.00%, 02/26/2021(f)	713	505
B			4.00%, 02/26/2021(f)	287	203
5.00%, 11/26/2020(f)	129	129	4.00%, 02/26/2021(f)	355	252
ROC Finance LLC, Term Loan B			JC Penny Corp Inc, Term Loan B
5.00%, 03/27/2019(f)	677	653	5.25%, 06/09/2023(f)	495	496
		$1,158	PetSmart Inc, Term Loan B
Media- 1.03%			4.25%, 03/10/2022(f)	1,167	1,169
Charter Communications Operating LLC,			Rite Aid Corp, Term Loan 2
Term Loan I			4.88%, 06/11/2021(f)	1,000	1,001
3.50%, 01/24/2023(f)	2,479	2,489	Sears Roebuck Acceptance Corp, Term Loan
Gray Television Inc, Term Loan B			B
3.94%, 06/13/2021(f)	135	135	5.50%, 06/30/2018(f)	1,146	1,117
iHeartCommunications Inc, Term Loan D-			Serta Simmons Bedding LLC, Term Loan B
EXT			4.25%, 10/01/2019(f)	353	355
7.25%, 01/23/2019(f)	2,022	1,556	4.25%, 10/01/2019(f)	290	291
MTL Publishing LLC, Term Loan B3			4.25%, 10/01/2019(f)	148	149
4.00%, 08/19/2022(f)	129	129			$5,538
Neptune Finco Corp, Term Loan B			Semiconductors - 0.44%
5.00%, 10/09/2022(f)	1,392	1,400	Avago Technologies Cayman Finance Ltd,
Sinclair Television Group Inc, Term Loan B1			Term Loan B1
3.50%, 07/30/2021(f)	362	363	4.25%, 11/11/2022(f)	2,598	2,598
Tribune Media Co, Term Loan B			4.25%, 11/11/2022(f)	753	753
3.75%, 12/27/2020(f)	509	510	4.25%, 02/01/2023(f)	107	107
Univision Communications Inc, Term Loan			Microsemi Corp, Term Loan B
C3			3.75%, 12/17/2022(f)	299	301
4.00%, 03/01/2020(f)	1,614	1,612	NXP BV, Term Loan B
4.00%, 03/01/2020(f)	372	372	3.75%, 11/05/2020(f)	109	110
Univision Communications Inc, Term Loan			ON Semiconductor Corp, Term Loan B
C4			5.25%, 03/31/2023(f)	262	265
4.00%, 03/01/2020(f)	788	787			$4,134
Virgin Media Investment Holdings Ltd, Term			Software - 0.30%
Loan F			Evergreen Skills Lux Sarl, Term Loan
0.00%, 06/30/2023(f),(i)	450	448	3.75%, 04/08/2021(f)	89	89
		$9,801	3.75%, 04/08/2021(f)	391	389

See accompanying notes

		Schedule of Investments
		High Yield Fund I
		July 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value(000	's)
Software (continued)
First Data Corp, Term Loan B
4.24%, 06/24/2022(f)	$1,575	$1,579
4.24%, 07/08/2022(f)	574	576
SolarWinds Holdings Inc, Term Loan
6.50%, 02/01/2023(f)	250	252
		$2,885
Telecommunications - 0.38%
Cincinnati Bell Inc, Term Loan B
4.00%, 08/09/2020(f)	151	151
4.00%, 08/09/2020(f)	138	138
4.00%, 08/20/2020(f)	151	151
CommScope Inc, Term Loan B
3.75%, 12/29/2022(f)	342	344
Level 3 Financing Inc, Term Loan BI
3.93%, 01/15/2020(f)	688	690
UPC Financing Partnership, Term Loan
0.00%, 07/29/2024(f),(i)	833	830
UPC Financing Partnership, Term Loan AH
3.34%, 06/10/2021(f)	930	925
Windstream Services LLC, Term Loan B6
5.75%, 03/15/2021(f)	389	392
		$3,621
TOTAL SENIOR FLOATING RATE INTERESTS		$61,181
Total Investments		$934,019
Other Assets and Liabilities - 1.73%		$16,439
TOTAL NET ASSETS - 100.00%		$950,458

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $1,252 or 0.13% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $54 or 0.01% of net assets.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $333,558 or 35.09% of net assets.
(f)	Variable Rate. Rate shown is in effect at July 31, 2016.
(g)	Security purchased on a when-issued basis.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(i)	This Senior Floating Rate Note will settle after July 31, 2016, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Communications	21.49%
Consumer, Non-cyclical	17.43%
Consumer, Cyclical	13.00%
Energy	11.27%
Financial	9.34%
Technology	5.95%
Industrial	5.94%
Basic Materials	5.07%
Investment Companies	4.20%
Utilities	4.16%
Diversified	0.42%
Other Assets and Liabilities	1.73%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Income Fund July 31, 2016 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's)	Value(000	's)
GCB S3 Inc (a),(b),(c)	9,825,000	$—		Banks (continued)
				JPMorgan Chase & Co
Diversified Financial Services - 0.00%				3.25%, 09/23/2022	$5,000	$5,277
Adelphia Recovery Trust (a),(b),(c)	658,740	3		3.63%, 05/13/2024	15,000	16,055
				3.90%, 07/15/2025	5,000	5,432
Transportation - 0.00%				7.90%, 04/29/2049(d),(f)	7,000	7,280
Trailer Bridge Inc (a),(c)	7,120	—		JPMorgan Chase Bank NA
				1.06%, 06/14/2017(d)	5,000	4,997
TOTAL COMMON STOCKS		$3		Morgan Stanley
INVESTMENT COMPANIES - 3.04%	Shares Held	Value(000	's)	2.65%, 01/27/2020	5,000	5,119
Money Market Funds - 3.04%				3.95%, 04/23/2027	10,000	10,330
Goldman Sachs Financial Square Funds -	98,912,380	98,912		4.00%, 07/23/2025	5,000	5,391
Government Fund				4.88%, 11/01/2022	2,000	2,208
				5.50%, 07/28/2021	5,000	5,725
TOTAL INVESTMENT COMPANIES		$98,912		PNC Bank NA
	Principal			2.95%, 01/30/2023	5,000	5,174
BONDS- 62.69%	Amount (000's)	Value(000	's)	2.95%, 02/23/2025	10,000	10,501
				PNC Financial Services Group Inc/The
Airlines - 0.29%				6.75%, 07/29/2049(d),(f)	18,000	20,227
United Airlines 2013-1 Class A Pass Through
Trust				SunTrust Bank/Atlanta GA
4.30%, 02/15/2027	$8,928	$9,597		2.75%, 05/01/2023	15,000	15,386
				3.30%, 05/15/2026	5,000	5,185
Apparel - 0.45%				US Bancorp
Under Armour Inc				1.65%, 05/15/2017	9,000	9,047
3.25%, 06/15/2026	14,250	14,507		2.95%, 07/15/2022	5,000	5,241
				3.00%, 03/15/2022	2,000	2,123
Automobile Floor Plan Asset Backed Securities - 2.87%				3.60%, 09/11/2024	9,500	10,329
Ally Master Owner Trust				4.13%, 05/24/2021	3,000	3,346
0.95%, 01/15/2019(d)	5,000	5,001		US Bank NA/Cincinnati OH
BMW Floorplan Master Owner Trust				2.80%, 01/27/2025	5,000	5,221
0.98%, 07/15/2020(d),(e)	13,500	13,503		Wells Fargo & Co
				7.98%, 12/31/2049(d),(f)	15,000	15,919
CNH Wholesale Master Note Trust
1.08%, 08/15/2019(d),(e)	13,000	13,001				$279,401
Ford Credit Floorplan Master Owner Trust A				Beverages - 1.82%
0.88%, 02/15/2019(d)	6,000	6,003		Anheuser-Busch InBev Finance Inc
1.38%, 02/15/2021(d)	15,000	15,120		3.65%, 02/01/2026	7,500	8,053
Mercedes-Benz Master Owner Trust				4.70%, 02/01/2036	11,500	13,330
0.86%, 04/15/2020(d),(e)	15,000	14,969		Anheuser-Busch InBev Worldwide Inc
Nissan Master Owner Trust Receivables				2.50%, 07/15/2022	9,000	9,219
0.88%, 01/15/2020(d)	15,000	14,948		7.75%, 01/15/2019	10,000	11,525
Volkswagen Credit Auto Master Trust				Innovation Ventures LLC / Innovation
0.83%, 07/22/2019(d),(e)	11,000	10,919		Ventures Finance Corp
				9.50%, 08/15/2019(e)	16,264	16,996
		$93,464
Automobile Manufacturers - 1.24%						$59,123
American Honda Finance Corp				Biotechnology - 1.66%
1.16%, 10/07/2016(d)	4,500	4,504		Amgen Inc
1.60%, 02/16/2018(e)	10,000	10,092		3.63%, 05/15/2022	4,500	4,871
3.80%, 09/20/2021(e)	10,000	10,993		3.88%, 11/15/2021	13,000	14,305
Ford Motor Credit Co LLC				Gilead Sciences Inc
4.39%, 01/08/2026	9,500	10,446		3.50%, 02/01/2025	4,750	5,119
General Motors Co				3.65%, 03/01/2026	18,000	19,637
4.88%, 10/02/2023	4,000	4,370		4.40%, 12/01/2021	9,000	10,174
		$40,405				$54,106
Banks- 8.59%				Chemicals - 1.23%
Bank of America Corp				Airgas Inc
3.88%, 08/01/2025	7,000	7,506		1.65%, 02/15/2018	13,500	13,569
5.42%, 03/15/2017	5,000	5,124		2.38%, 02/15/2020	7,000	7,149
6.50%, 07/15/2018	2,000	2,183		3.65%, 07/15/2024	6,750	7,249
6.75%, 06/01/2028	2,000	2,608		Axiall Corp
8.00%, 07/29/2049(d),(f)	4,000	4,065		4.88%, 05/15/2023	2,500	2,570
8.13%, 12/29/2049(d),(f)	10,000	10,225		Eagle Spinco Inc
Bank of New York Mellon Corp/The				4.63%, 02/15/2021	9,250	9,528
2.60%, 08/17/2020	9,500	9,874				$40,065
2.80%, 05/04/2026	4,500	4,685		Commercial Services - 0.70%
Citigroup Inc				ERAC USA Finance LLC
3.88%, 03/26/2025	20,000	20,720		3.30%, 10/15/2022(e)	2,000	2,102
4.45%, 09/29/2027	8,000	8,389		4.50%, 08/16/2021(e)	6,000	6,691
4.50%, 01/14/2022	4,000	4,421		6.38%, 10/15/2017(e)	4,000	4,228
Goldman Sachs Group Inc/The				7.00%, 10/15/2037(e)	7,000	9,742
3.63%, 01/22/2023	4,000	4,241				$22,763
5.25%, 07/27/2021	13,000	14,772		Computers - 0.74%
ING Bank NV				Apple Inc
3.75%, 03/07/2017(e)	5,000	5,075		2.40%, 05/03/2023	13,000	13,342

See accompanying notes

Schedule of Investments Income Fund July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Computers (continued)				Electronics (continued)
Apple Inc (continued)				Corning Inc (continued)
3.25%, 02/23/2026	$10,000	$10,697		4.75%, 03/15/2042	$4,000	$4,245
		$24,039				$20,140
Credit Card Asset Backed Securities - 0.85%				Entertainment - 0.18%
Cabela's Credit Card Master Note Trust				Greektown Holdings LLC/Greektown
0.83%, 03/16/2020(d)	10,253	10,250		Mothership Corp
1.03%, 10/15/2019(d),(e)	9,500	9,504		8.88%, 03/15/2019(e)	1,250	1,309
1.15%, 07/17/2023(d)	8,000	7,907		Peninsula Gaming LLC / Peninsula Gaming
		$27,661		Corp
Diversified Financial Services - 1.19%				8.38%, 02/15/2018(e)	4,500	4,523
GE Capital International Funding Co						$5,832
Unlimited Co				Environmental Control - 1.66%
2.34%, 11/15/2020	1,659	1,720		Advanced Disposal Services Inc
International Lease Finance Corp				8.25%, 10/01/2020	21,000	21,735
8.63%, 01/15/2022	3,000	3,758		Republic Services Inc
8.75%, 03/15/2017(d)	8,500	8,861		3.20%, 03/15/2025	10,000	10,490
Jefferies Finance LLC / JFIN Co-Issuer Corp				3.55%, 06/01/2022	6,000	6,484
7.38%, 04/01/2020(e)	3,750	3,506		3.80%, 05/15/2018	2,000	2,088
Jefferies Group LLC				5.00%, 03/01/2020	12,000	13,278
5.13%, 04/13/2018	5,000	5,222				$54,075
5.13%, 01/20/2023	1,500	1,593		Food- 0.66%
6.25%, 01/15/2036	9,000	9,583		Kraft Heinz Foods Co
8.50%, 07/15/2019	4,000	4,567		3.50%, 07/15/2022(e)	5,000	5,367
		$38,810		3.95%, 07/15/2025(e)	14,500	15,963
Electric - 6.59%						$21,330
Entergy Louisiana LLC				Forest Products & Paper - 0.55%
3.25%, 04/01/2028	8,000	8,634		Plum Creek Timberlands LP
Entergy Texas Inc				3.25%, 03/15/2023	5,000	5,029
2.55%, 06/01/2021	14,500	14,948		4.70%, 03/15/2021	12,000	13,026
Exelon Generation Co LLC						$18,055
6.20%, 10/01/2017	14,000	14,735		Healthcare - Services - 2.45%
6.25%, 10/01/2039	3,000	3,456		HCA Inc
GenOn Americas Generation LLC				5.88%, 05/01/2023	4,500	4,815
8.50%, 10/01/2021	12,500	10,406		7.50%, 02/15/2022	3,000	3,405
GenOn Energy Inc				7.50%, 11/06/2033	1,700	1,827
9.88%, 10/15/2020	8,550	6,071		HealthSouth Corp
LG&E & KU Energy LLC				5.75%, 11/01/2024	7,000	7,262
3.75%, 11/15/2020	5,000	5,367		5.75%, 09/15/2025	1,000	1,033
4.38%, 10/01/2021	5,000	5,519		7.75%, 09/15/2022	1,532	1,581
Louisville Gas & Electric Co				Roche Holdings Inc
3.30%, 10/01/2025	3,000	3,256		0.97%, 09/30/2019(d),(e)	31,000	31,046
Metropolitan Edison Co				Surgery Center Holdings Inc
3.50%, 03/15/2023(e)	9,000	9,296		8.88%, 04/15/2021(e)	27,000	28,755
NiSource Finance Corp						$79,724
3.85%, 02/15/2023	2,000	2,163		Housewares - 0.35%
6.13%, 03/01/2022	5,000	5,973		Newell Brands Inc
Oncor Electric Delivery Co LLC				3.85%, 04/01/2023	6,000	6,412
2.95%, 04/01/2025	4,000	4,211		4.20%, 04/01/2026	4,500	4,916
7.00%, 09/01/2022	17,000	21,625				$11,328
PacifiCorp				Insurance - 2.82%
5.25%, 06/15/2035	5,000	6,222		Berkshire Hathaway Finance Corp
6.25%, 10/15/2037	2,000	2,821		0.97%, 01/12/2018(d)	14,500	14,525
Solar Star Funding LLC
3.95%, 06/30/2035(e)	6,964	5,998		Berkshire Hathaway Inc
5.38%, 06/30/2035(c),(e)	15,490	17,545		3.00%, 02/11/2023	5,000	5,312
				3.75%, 08/15/2021	5,000	5,511
Southwestern Electric Power Co				Fidelity National Financial Inc
3.55%, 02/15/2022	12,000	12,877		5.50%, 09/01/2022	5,000	5,530
Talen Energy Supply LLC				6.60%, 05/15/2017	12,000	12,445
4.60%, 12/15/2021	11,000	8,800		First American Financial Corp
6.50%, 05/01/2018	3,000	3,090		4.30%, 02/01/2023	20,000	20,570
TransAlta Corp				4.60%, 11/15/2024	5,000	5,245
4.50%, 11/15/2022	18,000	17,184		Prudential Financial Inc
6.90%, 05/15/2018(d)	4,000	4,103
				4.50%, 11/16/2021	2,000	2,250
Tucson Electric Power Co				5.38%, 06/21/2020	2,000	2,257
3.05%, 03/15/2025	2,000	2,037		7.38%, 06/15/2019	4,000	4,635
3.85%, 03/15/2023	14,000	14,852		8.88%, 06/15/2068(d)	12,000	13,380
5.15%, 11/15/2021	3,000	3,328				$91,660
		$214,517		Internet - 0.06%
Electronics - 0.62%				VeriSign Inc
Corning Inc				5.25%, 04/01/2025	1,750	1,829
2.90%, 05/15/2022	5,000	5,116
4.25%, 08/15/2020	10,000	10,779

See accompanying notes

Schedule of Investments Income Fund July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Iron & Steel - 0.87%				Oil & Gas (continued)
Allegheny Technologies Inc				Whiting Petroleum Corp
5.95%, 01/15/2021	$17,000	$14,960		5.75%, 03/15/2021	$18,000	$15,075
7.88%, 08/15/2023(d)	14,250	13,395				$151,986
		$28,355		Oil & Gas Services - 2.04%
Leisure Products & Services - 0.16%				Archrock Partners LP / Archrock Partners
Royal Caribbean Cruises Ltd				Finance Corp
7.25%, 03/15/2018	5,000	5,375		6.00%, 04/01/2021	24,000	22,140
				Schlumberger Holdings Corp
Lodging - 0.13%				3.63%, 12/21/2022(e)	6,500	6,956
Boyd Gaming Corp				4.00%, 12/21/2025(e)	9,500	10,343
6.88%, 05/15/2023	4,000	4,285		Weatherford International Ltd
				4.50%, 04/15/2022	16,500	13,613
Media- 2.21%				5.13%, 09/15/2020	14,000	13,160
21st Century Fox America Inc						$66,212
4.50%, 02/15/2021	5,000	5,590		Other Asset Backed Securities - 0.83%
6.40%, 12/15/2035	8,000	10,454		Drug Royalty II LP 2
Comcast Corp				3.48%, 07/15/2023(d),(e)	11,606	11,437
2.85%, 01/15/2023	10,000	10,553		Drug Royalty III LP 1
3.13%, 07/15/2022	2,000	2,150		3.98%, 04/15/2027(d),(e)	6,808	6,790
5.15%, 03/01/2020	2,000	2,270		PFS Financing Corp
Historic TW Inc				1.10%, 04/15/2020(d),(e)	9,000	8,921
9.15%, 02/01/2023	5,260	7,109				$27,148
NBCUniversal Enterprise Inc				Packaging & Containers - 0.26%
1.37%, 04/15/2018(d),(e)	3,000	3,018		Sealed Air Corp
Time Warner Cable Inc				5.50%, 09/15/2025(e)	2,000	2,135
4.00%, 09/01/2021	2,000	2,136		6.88%, 07/15/2033(e)	6,000	6,360
4.13%, 02/15/2021	2,000	2,139				$8,495
5.00%, 02/01/2020	2,000	2,187		Pharmaceuticals - 0.93%
6.55%, 05/01/2037	6,000	7,199		AbbVie Inc
6.75%, 06/15/2039	5,500	6,814		2.90%, 11/06/2022	13,750	14,220
7.30%, 07/01/2038	7,750	10,115		Actavis Funding SCS
		$71,734		3.45%, 03/15/2022	5,000	5,259
Miscellaneous Manufacturers - 0.42%				3.80%, 03/15/2025	10,000	10,627
General Electric Co						$30,106
1.65%, 03/15/2023(d)	13,000	13,105
				Pipelines - 2.44%
5.30%, 02/11/2021	573	664		Buckeye Partners LP
		$13,769		4.15%, 07/01/2023	10,000	10,183
Office & Business Equipment - 0.02%				4.35%, 10/15/2024	7,500	7,624
CDW LLC / CDW Finance Corp				Columbia Pipeline Group Inc
5.50%, 12/01/2024	500	521		4.50%, 06/01/2025	11,000	11,865
				El Paso Natural Gas Co LLC
Oil & Gas - 4.67%				7.50%, 11/15/2026	9,500	10,334
BG Energy Capital PLC				Express Pipeline LLC
2.88%, 10/15/2016(e)	2,000	2,007		7.39%, 12/31/2019(e)	1,488	1,544
4.00%, 10/15/2021(e)	11,500	12,682		Southeast Supply Header LLC
BP Capital Markets PLC				4.25%, 06/15/2024(e)	14,000	14,269
2.50%, 11/06/2022	3,000	3,026		Southern Natural Gas Co LLC
3.12%, 05/04/2026	7,000	7,143		8.00%, 03/01/2032	4,000	4,930
3.25%, 05/06/2022	4,000	4,221		Tennessee Gas Pipeline Co LLC
4.75%, 03/10/2019	14,000	15,213		8.38%, 06/15/2032	2,000	2,368
Canadian Natural Resources Ltd				TransCanada PipeLines Ltd
3.80%, 04/15/2024	7,000	6,903		6.10%, 06/01/2040	5,000	6,346
Helmerich & Payne International Drilling Co				7.25%, 08/15/2038	7,000	9,765
4.65%, 03/15/2025	7,000	7,404				$79,228
Linn Energy LLC / Linn Energy Finance				REITS- 6.06%
Corp				Alexandria Real Estate Equities Inc
0.00%, 05/15/2019(a)	16,000	2,720
				3.90%, 06/15/2023	4,000	4,171
Nabors Industries Inc				4.30%, 01/15/2026	9,000	9,628
5.00%, 09/15/2020	14,000	13,173		4.60%, 04/01/2022	20,500	22,237
5.10%, 09/15/2023	5,000	4,496		CubeSmart LP
Petro-Canada				4.00%, 11/15/2025	5,000	5,324
9.25%, 10/15/2021	8,500	11,073		4.38%, 12/15/2023	8,000	8,705
Phillips 66				4.80%, 07/15/2022	15,000	16,666
4.30%, 04/01/2022	9,000	9,910		Duke Realty LP
Rowan Cos Inc				3.25%, 06/30/2026	5,000	5,134
4.88%, 06/01/2022	8,000	6,780		3.88%, 10/15/2022	3,000	3,209
5.00%, 09/01/2017	14,000	14,162		4.38%, 06/15/2022	4,000	4,378
Tesoro Corp				HCP Inc
5.38%, 10/01/2022	8,750	8,991		2.63%, 02/01/2020	5,000	5,061
W&T Offshore Inc				3.75%, 02/01/2019	5,000	5,191
8.50%, 06/15/2019	25,250	7,007		5.38%, 02/01/2021	3,000	3,376

See accompanying notes

Schedule of Investments
Income Fund
July 31, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
REITS (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Healthcare Realty Trust Inc			3.50%, 10/01/2041	$6,629	$7,021
3.88%, 05/01/2025	$5,000	$5,067	3.50%, 04/01/2042	7,984	8,457
5.75%, 01/15/2021	4,000	4,520	3.50%, 04/01/2042	9,388	9,967
Hospitality Properties Trust			3.50%, 04/01/2045	14,805	15,833
4.50%, 06/15/2023	5,000	5,151	4.00%, 04/01/2039	5,398	5,942
4.65%, 03/15/2024	5,000	5,156	4.00%, 02/01/2045	11,694	12,522
5.00%, 08/15/2022	14,000	15,161	4.50%, 05/01/2039	3,461	3,779
Kimco Realty Corp			4.50%, 06/01/2039	2,824	3,076
6.88%, 10/01/2019	12,000	13,807	4.50%, 07/01/2039	7,464	8,259
Omega Healthcare Investors Inc			4.50%, 12/01/2040	7,960	8,712
5.25%, 01/15/2026	7,500	7,943	4.50%, 10/01/2041	10,221	11,189
Simon Property Group LP			5.00%, 08/01/2035	1,258	1,413
2.75%, 02/01/2023	7,000	7,261	5.00%, 10/01/2038	1,728	1,883
4.38%, 03/01/2021	3,000	3,332	5.00%, 08/01/2039	4,711	5,217
10.35%, 04/01/2019	9,000	10,935	5.50%, 11/01/2017	137	140
Ventas Realty LP / Ventas Capital Corp			5.50%, 01/01/2018	35	35
3.25%, 08/15/2022	8,000	8,250	5.50%, 05/01/2031	274	307
4.00%, 04/30/2019	3,000	3,164	5.50%, 06/01/2035	506	563
Welltower Inc			6.00%, 03/01/2031	40	45
3.75%, 03/15/2023	3,000	3,138	6.00%, 05/01/2032	138	159
4.50%, 01/15/2024	5,000	5,469	6.50%, 01/01/2029	56	65
4.95%, 01/15/2021	3,000	3,331	6.50%, 05/01/2029	110	126
6.13%, 04/15/2020	2,000	2,280	6.50%, 06/01/2029	87	99
		$197,045	6.50%, 06/01/2029	50	59
Savings & Loans - 0.22%			6.50%, 08/01/2029	68	79
First Niagara Financial Group Inc			7.00%, 01/01/2032	23	24
7.25%, 12/15/2021	6,000	7,239			$144,413
			Federal National Mortgage Association (FNMA) - 14.66%
Software - 1.37%			3.00%, 03/01/2042	9,372	9,774
Oracle Corp			3.00%, 03/01/2042	9,995	10,427
2.50%, 05/15/2022	24,000	24,683	3.00%, 05/01/2042	11,182	11,667
2.95%, 05/15/2025	19,000	19,744	3.00%, 06/01/2042	10,274	10,723
		$44,427	3.00%, 06/01/2042	10,273	10,721
Telecommunications - 1.30%			3.50%, 12/01/2040	7,302	7,728
Qwest Corp			3.50%, 01/01/2041	6,149	6,513
6.75%, 12/01/2021	19,000	20,853	3.50%, 01/01/2041	5,885	6,229
Sprint Corp			3.50%, 12/01/2041	5,274	5,590
7.88%, 09/15/2023	7,500	6,848	3.50%, 01/01/2042	8,137	8,698
T-Mobile USA Inc			3.50%, 03/01/2042	8,657	9,177
6.38%, 03/01/2025	13,500	14,445	3.50%, 04/01/2042	11,464	12,152
		$42,146	3.50%, 02/01/2043	13,921	14,866
Transportation - 0.50%			3.50%, 06/01/2043	13,696	14,626
Trailer Bridge Inc			3.50%, 03/01/2045	14,345	15,330
0.00%, 11/15/2016(a),(b),(c)	12,000	—	3.50%, 07/01/2045	16,773	17,840
17.00%, 03/31/2017(b),(c),(d)	17,670	16,359	3.50%, 05/01/2046	16,893	17,872
		$16,359	4.00%, 03/01/2039	3,880	4,167
Trucking & Leasing - 0.69%			4.00%, 08/01/2040	3,868	4,164
Penske Truck Leasing Co Lp / PTL Finance			4.00%, 09/01/2040	7,445	8,110
Corp			4.00%, 11/01/2040	4,542	4,892
3.75%, 05/11/2017(e)	22,000	22,370	4.00%, 11/01/2040	3,165	3,407
			4.00%, 10/01/2041	4,643	4,997
TOTAL BONDS		$2,039,231	4.00%, 10/01/2041	6,009	6,438
SENIOR FLOATING RATE INTERESTS -	Principal		4.00%, 11/01/2041	12,562	13,465
0.17%	Amount (000's) Value (000's)		4.00%, 04/01/2042	9,139	9,835
			4.00%, 08/01/2043	12,202	13,220
Oil & Gas - 0.14%			4.00%, 08/01/2043	14,962	16,275
Drillships Financing Holding Inc, Term Loan
B1			4.00%, 11/01/2043	12,745	13,798
6.00%, 03/31/2021(d)	$9,565	$3,444	4.00%, 11/01/2043	14,452	15,757
Drillships Ocean Ventures Inc, Term Loan B			4.00%, 01/01/2044	13,294	14,395
5.50%, 07/16/2021(d)	1,470	834	4.00%, 02/01/2044	14,054	15,278
			4.00%, 07/01/2044	13,246	14,200
		$4,278	4.00%, 09/01/2044	12,926	13,851
Transportation - 0.03%			4.00%, 11/01/2044	15,363	16,569
Trailer Bridge Inc, Term Loan			4.50%, 08/01/2039	2,807	3,110
10.00%, 10/03/2016(b),(c),(d)	1,095	1,095
			4.50%, 05/01/2040	3,709	4,078
			4.50%, 08/01/2040	12,477	13,645
TOTAL SENIOR FLOATING RATE INTERESTS		$5,373	4.50%, 10/01/2040	8,663	9,461
U.S. GOVERNMENT & GOVERNMENT	Principal		4.50%, 12/01/2040	9,481	10,433
AGENCY OBLIGATIONS - 33.46%	Amount (000's)	Value (000's)	4.50%, 08/01/2041	11,579	12,681
Federal Home Loan Mortgage Corporation (FHLMC) - 4.44%			4.50%, 10/01/2043	9,333	10,166
3.00%, 10/01/2042	$12,176	$12,690	4.50%, 05/01/2044	15,248	16,610
3.00%, 10/01/2042	12,843	13,425	5.00%, 01/01/2018	108	111
3.00%, 11/01/2042	12,780	13,327	5.00%, 08/01/2035	2,423	2,681

See accompanying notes

Schedule of Investments Income Fund July 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)
5.00%, 04/01/2040	$3,668	$4,099
5.00%, 06/01/2040	3,318	3,708
5.50%, 03/01/2033	228	257
5.50%, 02/01/2035	2,417	2,739
6.00%, 04/01/2032	93	106
6.50%, 09/01/2028	49	56
6.50%, 11/01/2028	26	30
6.50%, 05/01/2031	25	29
7.00%, 01/01/2030	4	4
		$476,755
Government National Mortgage Association (GNMA) - 0.00%
7.00%, 06/20/2031	85	106

U.S. Treasury - 14.36%
0.63%, 12/15/2016	15,000	15,014
0.75%, 10/31/2017	15,000	15,022
0.88%, 02/28/2017	15,000	15,035
1.25%, 10/31/2019	15,000	15,211
1.38%, 11/30/2018	15,000	15,232
1.63%, 04/30/2019	15,000	15,360
1.63%, 07/31/2019	15,000	15,377
1.63%, 06/30/2020	15,000	15,403
1.63%, 11/15/2022	15,000	15,362
1.75%, 05/15/2022	15,000	15,499
1.75%, 05/15/2023	15,000	15,470
2.00%, 11/15/2021	15,000	15,705
2.25%, 11/15/2024	5,000	5,339
2.38%, 05/31/2018	15,000	15,468
2.50%, 05/15/2024	15,000	16,287
2.63%, 11/15/2020	15,000	16,032
2.75%, 11/15/2023	15,000	16,526
2.88%, 05/15/2043	15,000	17,230
2.88%, 08/15/2045	15,000	17,231
3.00%, 11/15/2044	15,000	17,624
3.00%, 11/15/2045	15,000	17,656
3.13%, 05/15/2021	15,000	16,465
3.13%, 08/15/2044	15,000	18,038
3.38%, 05/15/2044	15,000	18,877
3.50%, 02/15/2039	15,000	19,213
3.63%, 02/15/2020	15,000	16,449
3.63%, 02/15/2044	15,000	19,722
3.75%, 11/15/2043	10,000	13,451
4.38%, 02/15/2038	15,000	21,654
		$466,952
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,088,226
Total Investments		$3,231,745
Other Assets and Liabilities - 0.64%		$20,868
TOTAL NET ASSETS - 100.00%		$3,252,613

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	19.10%
Financial	18.88%
Government	14.36%
Energy	9.29%
Consumer, Non-cyclical	8.22%
Utilities	6.59%
Asset Backed Securities	4.55%
Industrial	4.18%
Communications	3.57%
Investment Companies	3.04%
Consumer, Cyclical	2.80%
Basic Materials	2.65%
Technology	2.13%
Other Assets and Liabilities	0.64%
TOTAL NET ASSETS	100.00%

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $17,457 or 0.54% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $35,002 or 1.08% of net assets.
(d)	Variable Rate. Rate shown is in effect at July 31, 2016.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $359,955 or 11.07% of net assets.
(f)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 2.27%	Shares Held	Value(000	's)		Principal
Money Market Funds - 2.27%				BONDS (continued)	Amount (000's)		Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	40,737,796	$40,738		Other Asset Backed Securities (continued)
				Fannie Mae REMIC Trust 2003-W16
TOTAL INVESTMENT COMPANIES		$40,738		0.79%, 11/25/2033(a)		$1	$1
	Principal			Long Beach Mortgage Loan Trust 2004-2
BONDS- 7.02%	Amount (000's)	Value(000	's)	1.28%, 06/25/2034(a)		83	80
Commercial Mortgage Backed Securities - 0.00%							$249
CD 2007-CD4 Commercial Mortgage Trust				Sovereign - 6.76%
0.39%, 12/11/2049(a),(b),(c)	$3,795	$5		Deutsche Bundesrepublik Inflation Linked
Commercial Mortgage Trust 2007-GG9				Bond
0.23%, 03/10/2039(a),(b),(c)	31,906	19		0.10%, 04/15/2023	EUR	20,568	24,801
Ginnie Mae				Italy Buoni Poliennali Del Tesoro
0.85%, 03/16/2047(a),(b)	389	7		1.25%, 09/15/2032(c)		2,416	2,925
ML-CFC Commercial Mortgage Trust 2006-				2.10%, 09/15/2016		43	48
3				2.35%, 09/15/2024(c)		21,580	28,033
0.74%, 07/12/2046(a),(b),(c)	4,753	3		2.55%, 09/15/2041		1,667	2,515
		$34		2.60%, 09/15/2023		1,076	1,419
Home Equity Asset Backed Securities - 0.00%				Japanese Government CPI Linked Bond
New Century Home Equity Loan Trust 2005-				0.10%, 09/10/2024	JPY	2,119,189	22,213
1				0.10%, 03/10/2025	1,021,553		10,728
1.07%, 03/25/2035(a)	55	55		0.10%, 03/10/2026		554,672	5,852
Option One Mortgage Loan Trust 2005-1				New Zealand Government Bond
1.99%, 02/25/2035(a)	23	4		2.52%, 09/20/2035(a)	NZD	8,135	6,803
				3.07%, 09/20/2030(a)		17,940	15,778
		$59
Mortgage Backed Securities - 0.24%							$121,115
Alternative Loan Trust 2006-OA6				TOTAL BONDS			$125,812
0.75%, 07/25/2046	308	163		U.S. GOVERNMENT & GOVERNMENT	Principal
Alternative Loan Trust 2007-OA7				AGENCY OBLIGATIONS - 90.01%	Amount (000's)		Value(000	's)
0.70%, 05/25/2047(a)	1,639	584		U.S. Treasury Inflation-Indexed Obligations - 90.01%
Bear Stearns ALT-A Trust 2007-2				0.13%, 04/15/2019		$109,492	$111,150
0.66%, 04/25/2037(a)	465	346		0.13%, 04/15/2020		98,944	100,718
Chase Mortgage Finance Trust Series 2007-				0.13%, 04/15/2021		67,289	68,646
A2				0.13%, 01/15/2022		56,242	57,191
3.14%, 07/25/2037(a)	92	91		0.13%, 07/15/2022		17,415	17,771
Fannie Mae REMIC Trust 2004-W5				0.13%, 01/15/2023		71,909	72,867
0.94%, 02/25/2047(a)	33	32		0.13%, 07/15/2024		102,475	103,876
Fannie Mae REMIC Trust 2005-W2				0.25%, 01/15/2025		113,959	116,286
0.69%, 05/25/2035(a)	20	20		0.38%, 07/15/2023		18,644	19,281
Freddie Mac REMICS				0.38%, 07/15/2025		15,575	16,125
0.88%, 09/15/2033(a)	17	17		0.63%, 07/15/2021		60,368	63,311
0.93%, 06/15/2023(a)	2	2		0.63%, 01/15/2024		92,991	97,545
HomeBanc Mortgage Trust 2005-5				0.63%, 01/15/2026		64,994	68,673
0.83%, 01/25/2036(a)	421	365		0.63%, 02/15/2043		27,512	27,816
Impac CMB Trust Series 2004-5				0.75%, 02/15/2042		43,709	45,373
2.81%, 10/25/2034(a)	27	21		0.75%, 02/15/2045		38,084	39,731
Impac CMB Trust Series 2004-6				1.00%, 02/15/2046		13,748	15,414
1.47%, 10/25/2034(a)	17	16		1.13%, 01/15/2021		85,820	91,352
Impac CMB Trust Series 2005-1				1.25%, 07/15/2020		17,873	19,105
1.11%, 04/25/2035(a)	123	107		1.38%, 01/15/2020		26,378	28,010
Impac CMB Trust Series 2005-5				1.38%, 02/15/2044		39,962	47,817
1.25%, 08/25/2035(a)	26	17		1.75%, 01/15/2028		27,871	32,820
Impac CMB Trust Series 2007-A				2.00%, 01/15/2026		17,805	21,008
0.74%, 05/25/2037(a),(c)	550	499		2.13%, 02/15/2040		18,717	25,144
JP Morgan Alternative Loan Trust 2007-A1				2.13%, 02/15/2041		46,940	63,639
0.64%, 03/25/2037(a)	579	547		2.38%, 01/15/2025		41,487	49,632
Merrill Lynch Alternative Note Asset Trust				2.38%, 01/15/2027		51,362	63,293
Series 2007-A3				2.50%, 01/15/2029		38,380	48,995
0.70%, 04/25/2037(a)	2,439	1,461		3.38%, 04/15/2032		813	1,201
WaMu Mortgage Pass-Through Certificates				3.63%, 04/15/2028		27,516	38,281
Series 2005-AR2 Trust				3.88%, 04/15/2029(d)		29,052	42,123
0.86%, 01/25/2045(a)	70	63					$1,614,194
WaMu Mortgage Pass-Through Certificates				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Series 2006-AR9 Trust				OBLIGATIONS			$1,614,194
0.71%, 08/25/2046(a)	30	4		TOTAL PURCHASED OPTIONS - 0.23%			$4,189
		$4,355		TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$—
Other Asset Backed Securities - 0.02%				TOTAL PURCHASED INTEREST RATE SWAPTIONS -
Argent Securities Trust 2006-W3				0.19%			$3,295
0.61%, 04/25/2036(a)	31	12		Total Investments			$1,788,228
Asset-Backed Pass-Through Certificates				Other Assets and Liabilities - 0.28%			$5,089
Series 2004-R2				TOTAL NET ASSETS - 100.00%			$1,793,317
1.11%, 04/25/2034(a)	122	120
Countrywide Asset-Backed Certificates
1.61%, 12/25/2032(a)	38	36		(a)	Variable Rate. Rate shown is in effect at July 31, 2016.
				(b) Security is an Interest Only Strip.

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2016 (unaudited)

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $31,484 or 1.76% of net assets.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,479 or 0.19% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			96.77%
Investment Companies			2.27%
Mortgage Securities			0.24%
Purchased Options			0.23%
Purchased Interest Rate Swaptions			0.19%
Asset Backed Securities			0.02%
Purchased Capped Options			0.00%
Other Assets and Liabilities			0.28%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Deutsche Bank AG	08/02/2016	EUR	7,705,000	$8,689	$8,614	$16	$(91)
Deutsche Bank AG	09/02/2016	JPY	326,208,928	3,200	3,201	1	—
HSBC Securities Inc	09/26/2016	JPY	271,866,563	2,641	2,671	30	—
Morgan Stanley & Co	09/26/2016	EUR	2,400,000	2,673	2,689	16	—
Total						$63	$(91)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	08/03/2016	JPY	1,911,315,500	$18,619	$18,733	$—	$(114)
Bank of America NA	09/06/2016	JPY	1,899,656,500	18,168	18,645	—	(477)
Barclays Bank PLC	08/03/2016	JPY	1,911,315,500	18,632	18,733	—	(101)
Citigroup Inc	08/03/2016	EUR	290,000	323	324	—	(1)
Citigroup Inc	09/06/2016	EUR	25,000	28	28	—	—
Deutsche Bank AG	08/02/2016	EUR	3,855,000	4,382	4,310	72	—
Goldman Sachs & Co	08/02/2016	EUR	3,850,000	4,363	4,304	59	—
Goldman Sachs & Co	08/03/2016	EUR	3,578,000	3,989	4,000	—	(11)
HSBC Securities Inc	08/03/2016	JPY	16,922,000	165	166	—	(1)
HSBC Securities Inc	09/26/2016	EUR	2,390,000	2,641	2,678	—	(37)
Morgan Stanley & Co	08/03/2016	EUR	49,796,000	55,329	55,674	—	(345)
Morgan Stanley & Co	08/03/2016	JPY	1,000,000	10	10	—	—
Morgan Stanley & Co	09/06/2016	JPY	1,899,656,500	18,150	18,645	—	(495)
Morgan Stanley & Co	09/26/2016	JPY	273,344,064	2,673	2,685	—	(12)
Northern Trust	08/03/2016	JPY	6,075,000	59	59	—	—
Northern Trust	08/03/2016	NZD	2,160,000	1,553	1,560	—	(7)
Royal Bank of Scotland PLC	09/06/2016	EUR	53,764,000	59,867	60,188	—	(321)
Standard Chartered Bank, Hong Kong	08/03/2016	NZD	26,990,000	19,200	19,491	—	(291)
Standard Chartered Bank, Hong Kong	09/06/2016	NZD	30,625,000	21,731	22,074	—	(343)
State Street Financial	08/03/2016	EUR	100,000	112	112	—	—
State Street Financial	08/03/2016	GBP	6,670,000	8,911	8,828	83	—
State Street Financial	08/03/2016	JPY	9,924,000	97	97	—	—
Westpac Banking Corp	08/03/2016	NZD	1,475,000	1,064	1,065	—	(1)
Westpac Banking Corp	09/06/2016	JPY	8,960,000	87	88	—	(1)
Total						$214	$(2,558)

Amounts in thousands except contracts

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
Euro Bund 10 Year Bund; September 2016		Short	210	$38,691		$39,399	$(708)
Euro-Bobl 5 Year; September 2016		Short	6	889		897	(8)
Euro-BTP; September 2016		Short	227	35,845		36,764	(919)
Japan 10 Year Bond TSE; September 2016		Short	32	47,785		47,858	(73)
US 10 Year Note; September 2016		Long	334	44,582		44,438	(144)
US 10 Year Ultra Note; September 2016		Short	77	10,912		11,258	(346)
US 2 Year Note; September 2016		Short	868	189,985		190,092	(107)
US 5 Year Note; September 2016		Long	994	120,974		121,284	310

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2016 (unaudited)

Futures Contracts (continued)

											Unrealized
Type		Long/Short		Contracts	Notional Value				Fair Value	Appreciation/(Depreciation)
US Long Bond; September 2016			Short	179	$30,647		$		31,224	$		(577)
US Ultra Bond; September 2016			Short	209	37,315				39,821		(2,506)
Total											$(5,078)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums		Unrealized			Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)			Appreciation/(Depreciation)		Asset	Liability
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	$20,405	$—		$		242	$242	$—
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026	EUR 12,834	—				319	319	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026	12,834	—				319	319	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	0.74%	01/18/2021	12,834	—				(58)	—	(58)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Receive	0.76%	01/18/2021	12,834	—				(68)	—	(68)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Total						$—		$		754	$880	$(126)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums		Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)			Appreciation/(Depreciation)		Fair Value
	3 Month LIBOR	Receive	1.51%	01/14/2021	$26,890	$—			$(568)			$(568)
	3 Month LIBOR	Receive	1.32%	11/30/2020	34,110	1			(398)			(397)
	3 Month LIBOR	Receive	2.16%	11/15/2041	640	—				(57)		(57)
Total						$1			$(1,023)		$(1,022)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional		Premiums	Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount		Paid/(Received)	Value		Appreciation/(Depreciation)
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.68% 01/13/2021 $		10,300		$1,251	$2,608		$1,357
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017		6,900		313	8			(305)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021		10,300		1,377	679			(698)
Rate Swap		LIBOR
Total								$2,941	$3,295	$		354

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional		Premiums	Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount		Paid/(Received)	Value		Appreciation/(Depreciation)
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	0.90% 06/08/2018		$94,800		$(470)	$(531	) $		(61)
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	1.90% 06/08/2018		94,800		(402)	(190)			212
Rate Swap		LIBOR

See accompanying notes

Schedule of Investments
Inflation Protection Fund
July 31, 2016 (unaudited)

Interest Rate Swaptions (continued)

Pay/
Receive	Upfront
Written Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	2.10%	01/13/2017	$74,700	$(697	) $	(25)	$672
Rate Swap	LIBOR
Total	$(1,569	) $	(746)	$823

Amounts in thousands

Options

Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - US 10 Year Note Future; September 2016 $	133.50	08/29/2016	845	$	925	$396	$(529)
Call - USD versus CAD	$1.42	11/04/2016	34,025,000	163	44	(119)
Call - USD versus CAD	$1.32	11/04/2016	34,025,000	600	452	(148)
Call - USD versus JPY	$104.80	08/08/2016	23,625,000	361	15	(346)
Call - USD versus JPY	$110.00	08/08/2016	35,170,000	101	—	(101)
Call - USD versus MXN	$18.29	11/04/2016	34,025,000	940	1,550	610
Call - USD versus MXN	$19.87	11/04/2016	34,025,000	371	392	21
Put - 90 Day Eurodollar Future; September 2017	$98.75	09/19/2016	1,796	385	45	(340)
Put - 90 Day Eurodollar Future; September 2017	$98.25	09/19/2016	1,796	115	11	(104)
Put - CHF versus NOK	CHF	7.72	08/02/2016	32,280,000	397	—	(397)
Put - EUR versus USD	EUR	1.09	11/04/2016	29,960,000	513	204	(309)
Put - EUR versus USD	EUR	1.02	11/04/2016	29,960,000	120	30	(90)
Put - US 10 Year Note Future; December 2016	$128.50	11/28/2016	632	351	246	(105)
Put - US Long Bond Future; September 2016	$170.00	08/29/2016	260	504	138	(366)
Put - USD verus JPY	$104.80	08/08/2016	23,625,000	358	666	308
Total	$	6,204	$4,189	$(2,015)

Upfront Premiums	Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - EUR versus USD	EUR	1.14	08/03/2016	15,605,000	$	(142)	$—	$142
Call - USD versus CAD	$1.37	11/04/2016	68,050,000	(628)	(293)	335
Call - USD versus JPY	$104.80	08/02/2016	17,850,000	(204)	—	204
Call - USD versus MXN	$19.00	11/04/2016	68,050,000	(1,190)	(1,703)	(513)
Put - 90 Day Eurodollar Future; September 2016 $	98.88	09/19/2016	1,821	(270)	(319)	(49)
Put - 90 Day Eurodollar Future; September 2017 $	98.50	09/19/2016	3,591	(353)	(22)	331
Put - EUR versus USD	EUR	1.06	11/04/2016	59,920,000	(565)	(159)	406
Put - EUR versus USD	EUR	1.09	08/03/2016	15,605,000	(141)	—	141
Put - USD versus JPY	$104.80	08/02/2016	17,850,000	(199)	(489)	(290)
Total	$(3,692)	$(2,985)	$707

Amounts in thousands except contracts

Purchased Capped Options

Upfront
Expiration	Notional	Premiums	Unrealized
Description	Counterparty (Issuer)	Strike Index	Floating Rate	Date	Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Cap - US CPI Urban	Deutsche Bank AG	2.00%	Max(0, USCPIU-	11/07/2016	$50,685	$46	$—	$(46)
Consumers NAS	2%)
Cap - US CPI Urban	Deutsche Bank AG	2.00%	Max(0, USCPIU-	11/11/2016	20,315	22	—	(22)
Consumers NAS	2%)
Total	$68	$—	$(68)

Amounts in thousands

See accompanying notes

     Schedule of Investments International Emerging Markets Fund July 31, 2016 (unaudited)

COMMON STOCKS - 95.61%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Agriculture - 1.47%				Engineering & Construction (continued)
Gudang Garam Tbk PT	445,700	$2,301		Grupo Aeroportuario del Centro Norte SAB de	339,770	$2,115
KT&G Corp	107,865	11,665		CV
		$13,966		Grupo Aeroportuario del Pacifico SAB de CV	630,300	6,197
Airlines - 0.77%				Grupo Aeroportuario del Sureste SAB de CV	136,604	2,102
AirAsia Bhd	10,213,000	7,359		Larsen & Toubro Ltd	281,280	6,564
				Promotora y Operadora de Infraestructura	494,503	5,778
Automobile Manufacturers - 3.23%				SAB de CV
Ashok Leyland Ltd	3,306,144	4,712				$27,279
Guangzhou Automobile Group Co Ltd	6,940,000	8,927		Food - 1.62%
Kia Motors Corp	135,425	5,102		Cencosud SA	1,723,758	4,911
Tata Motors Ltd	1,585,422	11,967		Charoen Pokphand Foods PCL (b)	4,967,000	4,003
		$30,708		Grupo Lala SAB de CV	680,187	1,475
Automobile Parts & Equipment - 1.71%				Uni-President Enterprises Corp	2,477,040	5,063
Hankook Tire Co Ltd	129,110	6,254				$15,452
Hiroca Holdings Ltd	1,365,000	4,948		Forest Products & Paper - 0.48%
Tong Yang Industry Co Ltd	2,799,000	5,038		Sappi Ltd (a)	894,133	4,548
		$16,240
Banks - 9.83%				Healthcare - Products - 0.27%
Abu Dhabi Commercial Bank PJSC	2,576,744	4,774		St Shine Optical Co Ltd	108,000	2,615
Axis Bank Ltd	521,189	4,269
Bangkok Bank PCL	865,988	4,265		Holding Companies - Diversified - 0.55%
Bank Mandiri Persero Tbk PT	3,372,000	2,618		Siam Cement PCL/The	353,200	5,203
Bank Negara Indonesia Persero Tbk PT	11,418,100	4,681
Barclays Africa Group Ltd	1,018,494	11,266		Home Furnishings - 1.35%
China Construction Bank Corp	34,247,722	23,033		Steinhoff International Holdings NV	2,025,514	12,812
Credicorp Ltd	43,613	6,992
OTP Bank PLC	237,078	5,781		Insurance - 2.81%
Sberbank of Russia PJSC ADR	1,309,533	11,410		AIA Group Ltd	2,819,200	17,561
Woori Bank	305,521	2,757		Sanlam Ltd	1,948,676	9,195
Yes Bank Ltd	640,196	11,679				$26,756
		$93,525		Internet - 8.91%
Chemicals - 1.44%				Alibaba Group Holding Ltd ADR(a)	305,912	25,232
Alpek SAB de CV	1,005,400	1,783		NAVER Corp	17,512	11,111
Hanwha Chemical Corp	279,163	6,386		Tencent Holdings Ltd	2,004,000	48,403
Sinopec Shanghai Petrochemical Co Ltd	6,302,000	3,084				$84,746
UPL Ltd	265,478	2,485		Iron & Steel - 1.15%
		$13,738		JSW Steel Ltd	75,004	1,881
Coal - 0.44%				Kumba Iron Ore Ltd (a)	439,558	4,300
Adaro Energy Tbk PT	22,301,000	1,780		Ternium SA ADR	219,128	4,757
Exxaro Resources Ltd	394,947	2,366				$10,938
		$4,146		Leisure Products & Services - 0.74%
Commercial Services - 4.11%				Hero MotoCorp Ltd	146,299	7,000
CCR SA	1,213,900	6,990
Kroton Educacional SA	2,809,400	12,650		Lodging - 0.46%
New Oriental Education & Technology Group	177,857	7,836		Sands China Ltd	1,144,800	4,380
Inc ADR
Qualicorp SA	1,051,500	6,924		Media - 1.93%
TAL Education Group ADR(a)	78,781	4,743		Naspers Ltd	116,755	18,322
		$39,143
Computers - 0.74%				Metal Fabrication & Hardware - 0.89%
Infosys Ltd ADR	226,579	3,723		Hyosung Corp	68,487	8,511
Wistron Corp	4,222,000	3,358
		$7,081		Mining - 1.48%
				AngloGold Ashanti Ltd (a)	476,715	10,410
Diversified Financial Services - 2.98%
E.Sun Financial Holding Co Ltd	7,904,600	4,415		Hindalco Industries Ltd	862,347	1,728
Indiabulls Housing Finance Ltd	500,945	5,728		Vedanta Ltd	784,901	1,946
Mega Financial Holding Co Ltd	8,865,184	6,952				$14,084
Shinhan Financial Group Co Ltd	313,676	11,209		Miscellaneous Manufacturers - 1.49%
		$28,304		Largan Precision Co Ltd	71,000	7,633
Electric - 3.18%				Sunny Optical Technology Group Co Ltd	1,643,000	6,559
Enersis Americas SA	22,179,699	3,896				$14,192
Korea Electric Power Corp	313,457	17,161		Oil & Gas - 9.37%
Tenaga Nasional BHD	2,591,200	9,157		Bharat Petroleum Corp Ltd	1,087,616	9,624
		$30,214		China Petroleum & Chemical Corp	19,349,978	13,877
Electronics - 1.15%				CNOOC Ltd	4,235,000	5,104
AAC Technologies Holdings Inc	866,500	8,100		Gazprom PJSC ADR	966,831	3,961
Chin-Poon Industrial Co Ltd	1,074,000	2,359		Lukoil PJSC ADR	476,599	20,514
				PTT PCL (b)	665,200	6,365
Elite Material Co Ltd	210,000	477
		$10,936		Reliance Industries Ltd	514,040	7,797
				SK Innovation Co Ltd	83,102	10,951
Engineering & Construction - 2.87%				Tatneft PJSC ADR	229,597	6,538
China Railway Construction Corp Ltd	3,752,000	4,523		Thai Oil PCL (b)	802,200	1,406

See accompanying notes

     Schedule of Investments International Emerging Markets Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)
YPF SA ADR	161,615	$2,985		(a) Non-Income Producing Security
				(b)	Fair value of these investments is determined in good faith by the Manager
		$89,122		under procedures established and periodically reviewed by the Board of
Pipelines - 0.38%				Directors. At the end of the period, the fair value of these securities totaled
Petronet LNG Ltd	819,385	3,650		$11,774 or 1.24% of net assets.

Real Estate - 0.71%
China Overseas Land & Investment Ltd	1,240,000	4,090
Housing Development & Infrastructure Ltd (a)	1,733,899	2,641		Portfolio Summary (unaudited)
		$6,731		Country	Percent
REITS - 1.17%				China	18.23%
Fibra Uno Administracion SA de CV	2,324,100	4,729		Korea, Republic Of	15.08%
Macquarie Mexico Real Estate Management	4,995,200	6,391		Taiwan, Province Of China	13.73%
SA de CV (a)				India	9.49%
		$11,120		South Africa	9.04%
Retail - 2.17%				Brazil	8.52%
Lojas Renner SA	916,600	7,698		Hong Kong	5.67%
Raia Drogasil SA	184,400	3,800		Russian Federation	4.82%
Wal-Mart de Mexico SAB de CV	4,005,174	9,142		Mexico	4.17%
		$20,640		Indonesia	2.67%
Semiconductors - 13.08%				Thailand	2.24%
Powertech Technology Inc	2,769,000	7,047		Malaysia	1.73%
Samsung Electronics Co Ltd	37,971	52,247		United States	1.06%
Silicon Motion Technology Corp ADR	189,316	9,788		Chile	0.93%
Taiwan Semiconductor Manufacturing Co Ltd	9,139,685	49,370		Peru	0.73%
Win Semiconductors Corp	3,266,468	5,997		Hungary	0.61%
		$124,449		Luxembourg	0.50%
Software - 1.03%				United Arab Emirates	0.50%
NetEase Inc ADR	47,981	9,801		Macao	0.46%
				Argentina	0.31%
Telecommunications - 8.65%				Other Assets and Liabilities	(0.49)%
China Mobile Ltd	2,614,593	32,378		TOTAL NET ASSETS	100.00%
China Telecom Corp Ltd	8,438,000	4,170
Chunghwa Telecom Co Ltd	4,373,000	15,627
Mobile TeleSystems PJSC ADR	380,283	3,381
MTN Group Ltd	864,390	8,737
Telekomunikasi Indonesia Persero Tbk PT	43,055,100	14,015
Vodacom Group Ltd	340,068	3,941
		$82,249
Textiles - 0.22%
Welspun India Ltd	1,393,460	2,131

Water - 0.78%
Cia de Saneamento Basico do Estado de Sao	782,400	7,408
Paulo

TOTAL COMMON STOCKS		$909,499
INVESTMENT COMPANIES - 1.06%	Shares Held	Value(000	's)
Money Market Funds - 1.06%
Goldman Sachs Financial Square Funds -	10,087,146	10,087
Government Fund

TOTAL INVESTMENT COMPANIES		$10,087
PREFERRED STOCKS - 3.82%	Shares Held	Value(000	's)
Banks - 0.88%
Itau Unibanco Holding SA	800,800	8,380

Electric - 0.31%
Cia Energetica de Minas Gerais	1,047,357	2,939

Holding Companies - Diversified - 1.83%
Itausa - Investimentos Itau SA	6,726,290	17,426

Iron & Steel - 0.72%
Vale SA	1,486,379	6,867

Media - 0.08%
Zee Entertainment Enterprises Ltd (a)	5,063,071	695

TOTAL PREFERRED STOCKS		$36,307
Total Investments		$955,893
Other Assets and Liabilities - (0.49)%		$(4,668)
TOTAL NET ASSETS - 100.00%		$951,225

See accompanying notes

Schedule of Investments International Fund I July 31, 2016 (unaudited)

COMMON STOCKS - 96.74%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.07%				Entertainment - 1.44%
MTU Aero Engines AG	24,757	$2,530		Aristocrat Leisure Ltd	481,041	$5,838
Safran SA	72,330	4,917
Thales SA	54,430	4,957		Food - 2.88%
		$12,404		Bakkafrost P/F	50,000	1,948
Agriculture - 1.31%				Colruyt SA	70,000	3,905
KT&G Corp	48,863	5,284		Leroy Seafood Group ASA	40,000	1,923
				SPAR Group Ltd/The	127,000	1,896
Apparel - 0.42%				X5 Retail Group NV (a)	91,000	1,985
Gildan Activewear Inc	58,000	1,702				$11,657
				Healthcare - Services - 0.65%
Automobile Manufacturers - 1.51%				ICON PLC (a)	34,000	2,641
Daimler AG	28,055	1,908
Geely Automobile Holdings Ltd	6,403,000	4,223		Holding Companies - Diversified - 0.41%
		$6,131		KOC Holding AS	383,000	1,643
Automobile Parts & Equipment - 4.81%
Brembo SpA	55,852	3,266		Home Builders - 3.42%
Continental AG	19,960	4,186		Barratt Developments PLC	348,146	2,016
Hankook Tire Co Ltd	50,000	2,422		Bellway PLC	80,421	2,229
Koito Manufacturing Co Ltd	101,800	5,027		Berkeley Group Holdings PLC	54,577	1,936
Valeo SA	88,950	4,563		Haseko Corp	410,000	4,309
		$19,464		Iida Group Holdings Co Ltd	91,000	1,802
Building Materials - 0.64%				Taylor Wimpey PLC	765,052	1,565
Sika AG	550	2,577				$13,857
				Home Furnishings - 0.38%
Chemicals - 2.45%				Howden Joinery Group PLC	266,000	1,521
Nissan Chemical Industries Ltd	184,900	5,907
Symrise AG	57,000	4,019		Insurance - 4.88%
		$9,926		Allianz SE	27,618	3,957
Commercial Services - 2.90%				AXA SA	246,507	5,017
Intertek Group PLC	42,000	2,015		China Life Insurance Co Ltd/Taiwan	2,719,600	2,250
Intrum Justitia AB	87,092	2,796		PICC Property & Casualty Co Ltd	2,281,000	3,554
Kroton Educacional SA	650,000	2,927		Prudential PLC	177,238	3,125
				Swiss Life Holding AG (a)	7,997	1,824
New Oriental Education & Technology Group	57,000	2,511
Inc ADR						$19,727
Zhejiang Expressway Co Ltd	1,430,000	1,481		Internet - 6.35%
		$11,730		Com2uSCorp	19,000	1,962
				Criteo SA ADR(a)	52,000	2,298
Computers - 6.48%
Atos SE	45,382	4,449		CyberAgent Inc	47,000	2,654
Capgemini SA	21,400	2,057		Dip Corp	90,000	2,708
Cognizant Technology Solutions Corp (a)	56,000	3,219		Mixi Inc	45,000	1,612
Lite-On Technology Corp	1,512,000	2,268		NAVER Corp	4,500	2,855
				Paysafe Group PLC (a)	397,000	2,026
Nomura Research Institute Ltd	175,400	6,186
Obic Co Ltd	70,500	4,104		Start Today Co Ltd	40,000	1,906
Teleperformance	42,374	3,943		Tencent Holdings Ltd	317,200	7,662
		$26,226				$25,683
Consumer Products - 1.13%				Leisure Products & Services - 0.46%
Reckitt Benckiser Group PLC	47,000	4,557		Shimano Inc	12,000	1,877

Cosmetics & Personal Care - 0.44%				Lodging - 0.97%
LG Household & Health Care Ltd	2,000	1,801		Star Entertainment Grp Ltd/The	870,183	3,930

Diversified Financial Services - 3.63%				Media - 0.39%
London Stock Exchange Group PLC	107,506	3,956		Nippon Television Holdings Inc	95,000	1,594
Macquarie Group Ltd	64,446	3,649
Magellan Financial Group Ltd	160,727	2,795		Metal Fabrication & Hardware - 1.00%
Partners Group Holding AG	9,368	4,284		Assa Abloy AB	183,975	4,036
		$14,684
Electric - 1.01%				Mining - 1.36%
Korea Electric Power Corp	75,000	4,106		Evolution Mining Ltd	1,163,000	2,545
				Regis Resources Ltd	950,000	2,953
Electronics - 3.74%						$5,498
AAC Technologies Holdings Inc	668,000	6,244		Miscellaneous Manufacturers - 2.66%
dorma+kaba Holding AG	1,841	1,344		Sunny Optical Technology Group Co Ltd	2,137,700	8,534
Fujitsu General Ltd	321,700	7,532		Zhuzhou CRRC Times Electric Co Ltd	400,000	2,213
		$15,120				$10,747
Engineering & Construction - 1.66%				Oil & Gas - 1.02%
Grupo Aeroportuario del Centro Norte SAB de	390,000	2,427		DCC PLC	21,000	1,874
CV				SK Innovation Co Ltd	17,000	2,240
Kyowa Exeo Corp	153,000	1,991				$4,114
Promotora y Operadora de Infraestructura	195,100	2,280		Packaging & Containers - 0.71%
SAB de CV				CCL Industries Inc	16,000	2,864
		$6,698

See accompanying notes

Schedule of Investments International Fund I July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Pharmaceuticals - 6.95%				Country	Percent
Actelion Ltd (a)	39,000	$6,908		Japan	21.38%
Alfresa Holdings Corp	192,800	4,227		China	12.33%
Ipsen SA	48,367	3,156		France	8.75%
Novo Nordisk A/S	88,389	5,026		Korea, Republic Of	6.64%
Richter Gedeon Nyrt	92,000	1,945		Australia	6.47%
Sawai Pharmaceutical Co Ltd	32,000	2,539		United Kingdom	6.10%
Shire PLC	36,000	2,326		Taiwan, Province Of China	5.45%
Sinopharm Group Co Ltd	407,000	1,977		Germany	4.97%
		$28,104		Switzerland	4.19%
Real Estate - 2.75%				United States	4.14%
China Overseas Land & Investment Ltd	892,400	2,944		Hong Kong	2.99%
Daito Trust Construction Co Ltd	20,000	3,358		Denmark	2.15%
Leopalace21 Corp	271,000	1,942		Canada	2.13%
Open House Co Ltd	101,000	2,868		Sweden	1.69%
		$11,112		Mexico	1.17%
Retail - 3.58%				Ireland	1.11%
Alimentation Couche-Tard Inc	89,200	4,033		South Africa	0.98%
Next PLC	25,941	1,725		Belgium	0.96%
Nitori Holdings Co Ltd	24,000	2,985		Israel	0.95%
Pandora A/S	28,375	3,696		Italy	0.81%
Truworths International Ltd	320,000	2,059		Brazil	0.72%
		$14,498		Spain	0.58%
Semiconductors - 5.71%				Isle of Man	0.50%
Infineon Technologies AG	215,000	3,564		Russian Federation	0.49%
Mellanox Technologies Ltd (a)	37,000	1,635		Hungary	0.48%
Samsung Electronics Co Ltd	4,500	6,192		Norway	0.48%
Silicon Motion Technology Corp ADR	55,000	2,843		Faroe Islands	0.48%
Taiwan Semiconductor Manufacturing Co Ltd	255,800	7,106		Turkey	0.41%
ADR				Other Assets and Liabilities	0.50%
Win Semiconductors Corp	965,000	1,772		TOTAL NET ASSETS	100.00%
		$23,112
Software - 4.52%
Amadeus IT Holding SA	50,000	2,347
Capcom Co Ltd	112,300	2,290
Check Point Software Technologies Ltd (a)	28,900	2,222
NetEase Inc ADR	43,700	8,927
TravelSky Technology Ltd	1,300,000	2,495
		$18,281
Telecommunications - 5.39%
China Mobile Ltd	312,200	3,866
Chunghwa Telecom Co Ltd	1,622,000	5,796
KDDI Corp	249,800	7,666
TPG Telecom Ltd	234,000	2,288
Vocus Communications Ltd	320,000	2,176
		$21,792
Toys, Games & Hobbies - 0.52%
Bandai Namco Holdings Inc	79,300	2,102

Transportation - 1.84%
Central Japan Railway Co	36,700	6,822
Hitachi Transport System Ltd	31,000	604
		$7,426
Water - 1.30%
Guangdong Investment Ltd	3,427,500	5,267

TOTAL COMMON STOCKS		$391,331
INVESTMENT COMPANIES - 2.76%	Shares Held	Value(000	's)
Money Market Funds - 2.76%
First American Government Obligations Fund	11,146,381	11,146

TOTAL INVESTMENT COMPANIES		$11,146
Total Investments		$402,477
Other Assets and Liabilities - 0.50%		$2,032
TOTAL NET ASSETS - 100.00%		$404,509

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
International Fund I
July 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2016	Long	102	$8,149	$8,569	$420
S&P 500 Emini; September 2016	Long	34	3,581	3,686	105
Total					$525
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Growth Fund July 31, 2016 (unaudited)

COMMON STOCKS - 97.33%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Airlines - 1.60%				Oil & Gas - 1.21%
Delta Air Lines Inc	904,830	$35,062		Pioneer Natural Resources Co	164,100	$26,678

Apparel - 0.94%				Pharmaceuticals - 7.54%
Under Armour Inc - Class A (a)	523,608	20,662		Bristol-Myers Squibb Co	1,206,822	90,282
				DexCom Inc (a)	418,022	38,554
Automobile Manufacturers - 0.92%				Eli Lilly & Co	443,159	36,734
Ford Motor Co	1,599,600	20,251				$165,570
				Retail - 12.21%
Beverages - 1.58%				Dollar Tree Inc (a)	337,154	32,465
Constellation Brands Inc	210,460	34,648		Panera Bread Co (a)	136,514	29,940
				Starbucks Corp	571,804	33,193
Biotechnology - 1.17%				Target Corp	473,406	35,662
Gilead Sciences Inc	324,391	25,779		TJX Cos Inc/The	684,349	55,925
				Ulta Salon Cosmetics & Fragrance Inc (a)	309,912	80,952
Building Materials - 2.09%						$268,137
Masco Corp	1,256,400	45,833		Semiconductors - 6.00%
				Broadcom Ltd	259,141	41,976
Chemicals - 2.82%				Lam Research Corp	451,484	40,530
Albemarle Corp	128,500	10,816		Micron Technology Inc (a)	1,101,900	15,140
PPG Industries Inc	488,455	51,146		NXP Semiconductors NV (a)	405,773	34,121
		$61,962				$131,767
Commercial Services - 5.34%				Software - 7.46%
Equifax Inc	246,192	32,611		Activision Blizzard Inc	1,330,404	53,429
FleetCor Technologies Inc (a)	354,684	53,798		Fidelity National Information Services Inc	409,428	32,562
S&P Global Inc	251,798	30,770		Microsoft Corp	994,200	56,351
		$117,179		salesforce.com Inc (a)	263,000	21,513
Computers - 4.52%						$163,855
Accenture PLC - Class A	203,413	22,947		Transportation - 1.01%
Apple Inc	731,477	76,227		FedEx Corp	136,531	22,104
		$99,174
Cosmetics & Personal Care - 1.98%				TOTAL COMMON STOCKS		$2,137,291
Procter & Gamble Co/The	507,135	43,406		INVESTMENT COMPANIES - 3.58%	Shares Held	Value(000	's)
				Money Market Funds - 3.58%
Diversified Financial Services - 6.05%				Goldman Sachs Financial Square Funds -	78,569,533	78,570
MasterCard Inc	711,676	67,780		Government Fund
Visa Inc	834,656	65,145
		$132,925		TOTAL INVESTMENT COMPANIES		$78,570
Electrical Components & Equipment - 0.48%				Total Investments		$2,215,861
Acuity Brands Inc	40,554	10,643		Other Assets and Liabilities - (0.91)%		$(20,087)
				TOTAL NET ASSETS - 100.00%		$2,195,774
Entertainment - 0.47%
Six Flags Entertainment Corp	183,700	10,359
				(a) Non-Income Producing Security
Food - 4.13%
Kellogg Co	368,767	30,501
Kraft Heinz Co/The	313,500	27,083
Mondelez International Inc	752,255	33,084		Portfolio Summary (unaudited)
		$90,668		Sector		Percent
Healthcare - Products - 9.29%				Consumer, Non-cyclical		31.03%
Boston Scientific Corp (a)	1,174,600	28,520		Consumer, Cyclical		20.59%
Edwards Lifesciences Corp (a)	642,938	73,629		Technology		17.98%
Intuitive Surgical Inc (a)	82,711	57,547		Communications		12.84%
Thermo Fisher Scientific Inc	278,565	44,247		Financial		6.05%
		$203,943		Basic Materials		4.05%
Housewares - 1.59%				Investment Companies		3.58%
Newell Brands Inc	667,100	34,996		Industrial		3.58%
				Energy		1.21%
Internet - 12.84%				Other Assets and Liabilities		(0.91)%
Alphabet Inc - A Shares (a)	133,652	105,764		TOTAL NET ASSETS		100.00%
Amazon.com Inc (a)	106,687	80,955
Facebook Inc (a)	767,912	95,175
		$281,894
Iron & Steel - 1.23%
Nucor Corp	503,500	27,008

Leisure Products & Services - 1.61%
Royal Caribbean Cruises Ltd	487,002	35,278

Lodging - 1.25%
Wynn Resorts Ltd	280,860	27,510

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS - 97.13%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.05%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	38,177	$881		Biogen Inc (a)	80,723	$23,404
Omnicom Group Inc	30,467	2,507		BioMarin Pharmaceutical Inc (a)	102,369	10,178
		$3,388		Celgene Corp (a)	321,052	36,019
Aerospace & Defense - 1.54%				Charles River Laboratories International Inc	4,679	411
				(a)
B/E Aerospace Inc	9,584	458
Boeing Co/The	718,602	96,048		Gilead Sciences Inc	114,029	9,062
General Dynamics Corp	12,852	1,888		Illumina Inc (a)	67,698	11,262
HEICO Corp	2,776	193		Incyte Corp (a)	163,203	14,722
HEICO Corp - Class A	4,694	271		Intercept Pharmaceuticals Inc (a)	1,396	242
Lockheed Martin Corp	25,038	6,328		Intrexon Corp (a)	4,711	119
Northrop Grumman Corp	10,587	2,293		Ionis Pharmaceuticals Inc (a)	9,832	287
Raytheon Co	14,067	1,963		Juno Therapeutics Inc (a)	4,824	149
Rockwell Collins Inc	11,866	1,004		Medivation Inc (a)	13,759	880
Spirit AeroSystems Holdings Inc (a)	7,349	319		Regeneron Pharmaceuticals Inc (a)	6,671	2,836
TransDigm Group Inc (a)	4,485	1,254		Seattle Genetics Inc (a)	8,190	394
				United Therapeutics Corp (a)	1,041	126
		$112,019		Vertex Pharmaceuticals Inc (a)	378,057	36,671
Agriculture - 0.45%
Altria Group Inc	124,598	8,435				$320,560
Philip Morris International Inc	224,044	22,463		Building Materials - 0.45%
Reynolds American Inc	32,382	1,621		Cree Inc (a)	3,227	92
		$32,519		Eagle Materials Inc	4,282	359
Airlines - 1.48%				Fortune Brands Home & Security Inc	14,397	911
Alaska Air Group Inc	625,131	42,021		Lennox International Inc	3,696	580
American Airlines Group Inc	1,701,447	60,401		Martin Marietta Materials Inc	5,161	1,046
Delta Air Lines Inc	60,830	2,357		Masco Corp	20,867	761
JetBlue Airways Corp (a)	4,017	74		Vulcan Materials Co	234,100	29,024
Southwest Airlines Co	67,302	2,491				$32,773
		$107,344		Chemicals - 1.80%
Apparel - 1.61%				Air Products & Chemicals Inc	10,841	1,620
				Axalta Coating Systems Ltd (a)	15,314	437
Carter's Inc	5,032	509
Hanesbrands Inc	1,075,423	28,671		Celanese Corp	1,891	120
Michael Kors Holdings Ltd (a)	16,040	830		Ecolab Inc	932,778	110,422
NIKE Inc	84,348	4,681		EI du Pont de Nemours & Co	55,663	3,850
Ralph Lauren Corp	737	72		International Flavors & Fragrances Inc	7,264	968
Skechers U.S.A. Inc (a)	12,026	289		LyondellBasell Industries NV	19,802	1,490
Under Armour Inc - Class A (a)	837,547	33,050		Monsanto Co	27,259	2,911
Under Armour Inc - Class C (a)	1,331,533	47,536		PPG Industries Inc	27,050	2,832
VF Corp	21,661	1,352		Praxair Inc	25,703	2,996
		$116,990		RPM International Inc	12,104	657
Automobile Manufacturers - 0.91%				Sherwin-Williams Co/The	8,471	2,539
Ferrari NV	341,360	15,419		WR Grace & Co	3,939	295
PACCAR Inc	10,177	600				$131,137
Tesla Motors Inc (a)	214,121	50,274		Commercial Services - 2.51%
		$66,293		Aramark	10,924	392
Automobile Parts & Equipment - 0.33%				Automatic Data Processing Inc	29,007	2,580
BorgWarner Inc	3,392	113		Booz Allen Hamilton Holding Corp	11,574	357
				CoStar Group Inc (a)	2,817	586
Delphi Automotive PLC	31,456	2,133
				Equifax Inc	10,798	1,430
Johnson Controls Inc	12,338	567		Euronet WorldwideInc (a)	5,197	396
Lear Corp	5,926	672		FleetCor Technologies Inc (a)	501,143	76,013
Mobileye NV (a)	406,858	19,493
				Gartner Inc (a)	7,429	745
Visteon Corp	3,713	260
WABCO Holdings Inc (a)	4,902	491		Global Payments Inc	14,104	1,053
				IHS Markit Ltd (a)	19,625	682
		$23,729		KAR Auction Services Inc	13,405	573
Banks - 1.46%				Moody's Corp	9,675	1,026
Citizens Financial Group Inc	21,371	477		Morningstar Inc	2,278	193
Morgan Stanley	2,699,600	77,560		Nielsen Holdings PLC	17,990	969
Signature Bank/New York NY (a)	2,906	349
				PayPal Holdings Inc (a)	2,346,960	87,400
State Street Corp	418,800	27,549		Quanta Services Inc (a)	5,145	132
Western Alliance Bancorp (a)	4,772	162
				Robert Half International Inc	12,147	444
		$106,097		RR Donnelley & Sons Co	16,138	289
Beverages - 0.43%				S&P Global Inc	16,867	2,061
Brown-Forman Corp - A Shares	2,585	273		Sabre Corp	19,982	583
Brown-Forman Corp - B Shares	8,489	834		Service Corp International/US	18,872	523
Coca-Cola Co/The	262,093	11,435		ServiceMaster Global Holdings Inc (a)	12,980	491
Constellation Brands Inc	16,226	2,671		Total System Services Inc	15,727	801
Dr Pepper Snapple Group Inc	22,109	2,178		TransUnion (a)	6,412	210
Monster Beverage Corp (a)	9,452	1,518		United Rentals Inc (a)	6,689	533
PepsiCo Inc	113,679	12,382		Vantiv Inc (a)	14,594	799
		$31,291		Western Union Co/The	46,579	932
Biotechnology - 4.41%				WEX Inc (a)	3,791	355
Alexion Pharmaceuticals Inc (a)	1,262,038	162,298				$182,548
Alnylam Pharmaceuticals Inc (a)	5,527	376
Amgen Inc	64,660	11,124

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Computers - 3.54%				Electronics - 3.02%
Accenture PLC - Class A	79,067	$8,920		Agilent Technologies Inc	8,364	$402
Apple Inc	741,815	77,304		Allegion PLC	9,249	670
Cadence Design Systems Inc (a)	28,251	679		Amphenol Corp	1,749,244	104,115
Cognizant Technology Solutions Corp (a)	1,275,583	73,333		FEI Co	3,783	403
CSRA Inc	16,251	437		Fitbit Inc (a)	12,329	168
DST Systems Inc	3,383	417		Fortive Corp	2,122,535	102,328
EMC Corp	45,639	1,291		Gentex Corp	20,442	361
Fortinet Inc (a)	13,449	467		Honeywell International Inc	70,412	8,191
Genpact Ltd (a)	3,060,481	81,930		Mettler-Toledo International Inc (a)	2,391	983
International Business Machines Corp	71,278	11,449		National Instruments Corp	8,590	246
Manhattan Associates Inc (a)	7,201	418		PerkinElmer Inc	2,674	152
NCR Corp (a)	12,286	405		Trimble Navigation Ltd (a)	18,716	495
Synopsys Inc (a)	2,423	131		Tyco International Plc	2,342	107
Teradata Corp (a)	13,362	379		Waters Corp (a)	6,980	1,109
VeriFone Systems Inc (a)	10,971	210				$219,730
		$257,770		Engineering & Construction - 1.19%
Consumer Products - 0.09%				SBA Communications Corp (a)	752,677	86,558
Avery Dennison Corp	7,904	616
Church & Dwight Co Inc	11,538	1,133		Entertainment - 0.03%
Clorox Co/The	13,735	1,800		Cinemark Holdings Inc	10,880	409
Kimberly-Clark Corp	19,478	2,523		Gaming and Leisure Properties Inc	17,761	636
Spectrum Brands Holdings Inc	2,412	311		Regal Entertainment Group	5,830	137
		$6,383		Six Flags Entertainment Corp	7,367	416
Cosmetics & Personal Care - 1.60%				Vail Resorts Inc	3,609	516
Colgate-Palmolive Co	20,800	1,548				$2,114
Estee Lauder Cos Inc/The	1,237,667	114,979		Environmental Control - 0.05%
		$116,527		Stericycle Inc (a)	6,689	604
Distribution & Wholesale - 0.06%				Waste Management Inc	40,967	2,709
Fastenal Co	26,123	1,117				$3,313
HD Supply Holdings Inc (a)	19,366	701		Food - 0.32%
LKQ Corp (a)	27,795	956		Blue Buffalo Pet Products Inc (a)	6,160	158
Pool Corp	4,312	441		Campbell Soup Co	16,871	1,050
Watsco Inc	2,723	392		ConAgra Foods Inc	40,329	1,886
WW Grainger Inc	5,066	1,108		Flowers Foods Inc	15,418	283
		$4,715		General Mills Inc	59,467	4,275
Diversified Financial Services - 5.35%				Hain Celestial Group Inc/The (a)	6,698	354
Affiliated Managers Group Inc (a)	4,095	601		Hershey Co/The	12,541	1,389
Air Lease Corp	5,110	147		Hormel Foods Corp	21,707	811
Alliance Data Systems Corp (a)	5,280	1,223		Ingredion Inc	4,668	622
Ameriprise Financial Inc	8,349	800		Kellogg Co	14,608	1,208
Artisan Partners Asset Management Inc	4,529	127		Kraft Heinz Co/The	9,362	809
CBOE Holdings Inc	7,323	504		Kroger Co/The	92,287	3,155
Charles Schwab Corp/The	58,951	1,675		McCormick & Co Inc/MD	10,383	1,062
CME Group Inc	191,100	19,538		Pilgrim's Pride Corp	2,238	52
CoreLogic Inc/United States (a)	6,273	253		Post Holdings Inc (a)	3,462	300
Credit Acceptance Corp (a)	737	133		Sprouts Farmers Market Inc (a)	13,043	302
Discover Financial Services	20,296	1,154		Sysco Corp	56,092	2,905
Eaton Vance Corp	10,169	384		TreeHouse Foods Inc (a)	1,718	177
Federated Investors Inc	9,370	296		Tyson Foods Inc	20,556	1,513
Intercontinental Exchange Inc	165,171	43,638		WhiteWave Foods Co/The (a)	14,932	829
Invesco Ltd	7,184	210		Whole Foods Market Inc	5,301	162
Lazard Ltd	2,559	91				$23,302
LPL Financial Holdings Inc	2,308	62		Food Service - 0.00%
MasterCard Inc	112,367	10,702		US Foods Holding Corp (a)	3,800	92
NorthStar Asset Management Group Inc/New	16,935	201
York				Hand & Machine Tools - 0.02%
Santander Consumer USA Holdings Inc (a)	583	6		Lincoln Electric Holdings Inc	4,477	278
T Rowe Price Group Inc	11,850	838		Snap-on Inc	4,095	644
TD Ameritrade Holding Corp	1,059,552	32,168		Stanley Black & Decker Inc	6,698	815
Visa Inc	3,517,476	274,539				$1,737
		$389,290		Healthcare - Products - 6.17%
Electric - 0.01%				Align Technology Inc (a)	6,655	593
Dominion Resources Inc/VA	3,253	254		Baxter International Inc	20,481	984
ITC Holdings Corp	7,010	324		Becton Dickinson and Co	13,306	2,342
		$578		Bio-Techne Corp	3,453	388
Electrical Components & Equipment - 0.04%				Boston Scientific Corp (a)	85,746	2,082
Acuity Brands Inc	4,036	1,059		Bruker Corp	11,089	276
AMETEK Inc	4,312	203		Cooper Cos Inc/The	3,349	611
Emerson Electric Co	19,589	1,095		CR Bard Inc	9,224	2,064
Energizer Holdings Inc	2,221	115		Danaher Corp	2,580,649	210,167
Hubbell Inc	3,731	402		Edwards Lifesciences Corp (a)	24,172	2,768
		$2,874		Henry Schein Inc (a)	7,355	1,331
				Hill-Rom Holdings Inc	5,830	312

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Internet (continued)
Hologic Inc (a)	22,857	$880		IAC/InterActiveCorp	5,830	$338
IDEXX Laboratories Inc (a)	8,078	758		LinkedIn Corp (a)	7,470	1,440
Intuitive Surgical Inc (a)	271,185	188,680		Match Group Inc (a)	5,709	90
ResMed Inc	12,872	887		Netflix Inc (a)	430,036	39,241
St Jude Medical Inc	12,324	1,023		Priceline Group Inc/The (a)	114,430	154,573
Stryker Corp	227,810	26,490		Splunk Inc (a)	11,349	710
Teleflex Inc	971	175		Symantec Corp	9,700	198
Thermo Fisher Scientific Inc	19,749	3,137		Tencent Holdings Ltd ADR	1,298,100	31,414
Varian Medical Systems Inc (a)	8,746	829		TripAdvisor Inc (a)	1,484,440	103,866
VWR Corp (a)	1,978	62		VeriSign Inc (a)	8,736	757
West Pharmaceutical Services Inc	6,828	548		Yelp Inc (a)	4,980	160
Zimmer Biomet Holdings Inc	11,982	1,571				$1,491,126
		$448,958		Iron & Steel - 0.00%
Healthcare - Services - 4.21%				Steel Dynamics Inc	5,093	137
Aetna Inc	278,784	32,119
Amsurg Corp (a)	3,245	243		Leisure Products & Services - 0.20%
Anthem Inc	211,173	27,735		Brunswick Corp/DE	7,618	378
Centene Corp (a)	311,117	21,950		Harley-Davidson Inc	16,839	891
Cigna Corp	223,662	28,843		Polaris Industries Inc	5,665	560
DaVita HealthCare Partners Inc (a)	945,281	73,297		Royal Caribbean Cruises Ltd	171,400	12,416
Envision Healthcare Holdings Inc (a)	14,178	349		Vista Outdoor Inc (a)	2,481	124
HCA Holdings Inc (a)	13,261	1,023				$14,369
Humana Inc	232,552	40,127		Lodging - 1.49%
Laboratory Corp of America Holdings (a)	4,321	603		Hilton Worldwide Holdings Inc	2,262,356	52,464
MEDNAX Inc (a)	6,082	419		Las Vegas Sands Corp	23,180	1,174
Tenet Healthcare Corp (a)	7,600	233		Marriott International Inc/MD	15,089	1,082
UnitedHealth Group Inc	548,912	78,604		MGM Resorts International (a)	2,135,305	51,205
Universal Health Services Inc	2,186	283		Starwood Hotels & Resorts Worldwide Inc	9,483	740
WellCare Health Plans Inc (a)	3,991	426		Wyndham Worldwide Corp	10,338	734
		$306,254		Wynn Resorts Ltd	6,308	618
Home Builders - 0.03%						$108,017
DR Horton Inc	18,143	597		Machinery - Diversified - 1.11%
Lennar Corp - A Shares	8,798	412		BWX Technologies Inc	10,186	375
Lennar Corp - B Shares	1,841	69		Cognex Corp	7,663	346
NVR Inc (a)	338	576		Deere & Co	4,911	382
PulteGroup Inc	9,987	212		Flowserve Corp	7,921	379
Thor Industries Inc	5,244	401		Graco Inc	5,318	394
		$2,267		IDEX Corp	6,906	620
Home Furnishings - 0.02%				Manitowoc Foodservice Inc (a)	6,889	126
Leggett & Platt Inc	12,876	677		Middleby Corp/The (a)	5,232	630
Tempur Sealy International Inc (a)	4,911	371		Nordson Corp	5,692	503
Whirlpool Corp	930	179		Rockwell Automation Inc	6,490	742
		$1,227		Roper Technologies Inc	6,800	1,158
Housewares - 0.04%				Wabtec Corp/DE	1,091,315	74,755
Newell Brands Inc	27,966	1,467		Xylem Inc/NY	9,640	461
Scotts Miracle-Gro Co/The	4,390	324				$80,871
Toro Co/The	5,473	503		Media - 0.55%
Tupperware Brands Corp	5,250	329		AMC Networks Inc (a)	6,143	340
		$2,623		Cable One Inc	503	263
Insurance - 0.10%				CBS Corp	50,199	2,621
AmTrust Financial Services Inc	2,603	62		Charter Communications Inc (a)	12,755	2,996
Aon PLC	16,733	1,792		Comcast Corp - Class A	205,189	13,799
Arthur J Gallagher & Co	11,679	574		Discovery Communications Inc - A Shares (a)	14,008	351
Brown & Brown Inc	2,238	82		Discovery Communications Inc - C Shares (a)	21,515	528
Erie Indemnity Co	2,160	211		DISH Network Corp (a)	15,637	835
Lincoln National Corp	5,908	258		FactSet Research Systems Inc	3,470	597
Marsh & McLennan Cos Inc	51,659	3,397		Scripps Networks Interactive Inc	8,329	550
Progressive Corp/The	20,425	664		Sirius XM Holdings Inc (a)	171,515	753
XL Group Ltd	9,388	325		Starz (a)	9,561	289
		$7,365		Time Warner Inc	31,018	2,378
Internet - 20.51%				Twenty-First Century Fox Inc - A Shares	53,536	1,426
Alphabet Inc - A Shares (a)	269,242	213,062		Twenty-First Century Fox Inc - B Shares	35,515	960
Alphabet Inc - C Shares (a)	239,775	184,337		Viacom Inc - A Shares	2,412	120
Amazon.com Inc (a)	595,115	451,579		Viacom Inc - B Shares	27,901	1,269
CDW Corp/DE	15,522	666		Walt Disney Co/The	103,354	9,917
Dropbox Inc (a),(b),(c),(d)	52,984	419				$39,992
eBay Inc (a)	67,938	2,117		Metal Fabrication & Hardware - 0.00%
Expedia Inc	10,415	1,215		Valmont Industries Inc	2,047	268
F5 Networks Inc (a)	6,299	777
Facebook Inc (a)	2,445,892	303,144		Mining - 0.01%
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	6,882	663		Freeport-McMoRan Inc	23,375	303
GoDaddy Inc (a)	5,370	161		Southern Copper Corp	3,739	97
Groupon Inc (a)	41,327	199				$400

See accompanying notes

Schedule of Investments LargeCap Growth Fund I July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturers - 0.51%				REITS (continued)
3M Co	37,471	$6,683		American Tower Corp	38,406	$4,446
AptarGroup Inc	1,987	155		Boston Properties Inc	5,830	829
Carlisle Cos Inc	2,316	239		Care Capital Properties Inc	2,819	83
General Electric Co	113,722	3,541		Crown Castle International Corp	18,937	1,837
Hexcel Corp	8,512	368		CubeSmart	12,711	378
Illinois Tool Works Inc	30,931	3,570		CyrusOne Inc	6,629	363
Ingersoll-Rand PLC	19,974	1,324		Digital Realty Trust Inc	9,372	979
Textron Inc	552,204	21,536		Empire State Realty Trust Inc	8,286	174
		$37,416		Equinix Inc	4,398	1,640
Office & Business Equipment - 0.00%				Equity LifeStyle Properties Inc	7,496	616
Pitney Bowes Inc	17,535	339		Essex Property Trust Inc	2,551	597
				Extra Space Storage Inc	11,055	951
Oil & Gas - 0.05%				Federal Realty Investment Trust	6,526	1,107
Apache Corp	24,322	1,277		Healthcare Trust of America Inc	10,316	351
Cabot Oil & Gas Corp	28,668	707		Iron Mountain Inc	23,457	967
Chesapeake Energy Corp (a)	7,366	40		Lamar Advertising Co	7,913	537
Cimarex Energy Co	1,709	205		Omega Healthcare Investors Inc	6,776	234
Continental Resources Inc/OK (a)	4,216	186		Outfront Media Inc	2,498	58
CVR Energy Inc	431	6		Public Storage	14,810	3,538
Devon Energy Corp	2,932	112		Regency Centers Corp	2,247	191
EOG Resources Inc	3,887	318		Senior Housing Properties Trust	4,772	106
Memorial Resource Development Corp (a)	4,355	65		Simon Property Group Inc	26,394	5,993
Murphy USA Inc (a)	2,846	218		Sovran Self Storage Inc	3,245	332
Parsley Energy Inc (a)	2,698	77		Tanger Factory Outlet Centers Inc	8,954	374
Southwestern Energy Co (a)	35,627	520		Taubman Centers Inc	2,924	237
		$3,731		Ventas Inc	16,238	1,237
Packaging & Containers - 0.06%						$28,289
Ball Corp	12,561	888		Retail - 7.47%
Bemis Co Inc	2,273	116		Advance Auto Parts Inc	6,446	1,095
Berry Plastics Group Inc (a)	11,600	476		AutoNation Inc (a)	2,698	144
Crown Holdings Inc (a)	12,459	660		AutoZone Inc (a)	3,418	2,782
Graphic Packaging Holding Co	23,618	322		Bed Bath & Beyond Inc	2,993	135
Owens-Illinois Inc (a)	14,707	276		Brinker International Inc	6,420	303
Packaging Corp of America	8,807	658		Burlington Stores Inc (a)	4,642	355
Sealed Air Corp	17,962	847		Cabela's Inc (a)	1,053	54
Silgan Holdings Inc	4,338	215		Casey's General Stores Inc	3,548	474
		$4,458		Coach Inc	5,561	240
Pharmaceuticals - 7.34%				Copart Inc (a)	9,744	491
AbbVie Inc	139,259	9,223		Costco Wholesale Corp	947,625	158,462
ACADIA Pharmaceuticals Inc (a)	7,696	285		CVS Health Corp	92,775	8,602
Agios Pharmaceuticals Inc (a)	2,412	109		Darden Restaurants Inc	11,115	684
Akorn Inc (a)	8,216	281		Dick's Sporting Goods Inc	7,091	364
Alkermes PLC (a)	12,807	639		Dollar General Corp	475,214	45,022
Allergan plc (a)	263,180	66,572		Dollar Tree Inc (a)	14,421	1,389
AmerisourceBergen Corp	24,504	2,088		Dunkin' Brands Group Inc	9,145	414
Bristol-Myers Squibb Co	2,928,147	219,055		Foot Locker Inc	11,809	704
Cardinal Health Inc	35,189	2,942		Gap Inc/The	3,921	101
DexCom Inc (a)	58,302	5,377		Genuine Parts Co	12,788	1,307
Eli Lilly & Co	314,597	26,077		Home Depot Inc/The	113,801	15,732
Express Scripts Holding Co (a)	1,138,610	86,614		Kate Spade & Co (a)	12,295	267
Herbalife Ltd (a)	6,932	471		L Brands Inc	2,767	204
Johnson & Johnson	47,201	5,911		Liberty Interactive Corp QVC Group (a)	24,017	644
McKesson Corp	14,267	2,776		Lowe's Cos Inc	726,314	59,762
Mead Johnson Nutrition Co	1,110,142	99,024		lululemon athletica Inc (a)	8,564	665
Mylan NV (a)	21,593	1,010		McDonald's Corp	82,363	9,690
Neurocrine Biosciences Inc (a)	7,314	367		Michaels Cos Inc/The (a)	8,885	234
OPKO Health Inc (a)	24,106	240		MSC Industrial Direct Co Inc	2,785	200
Pfizer Inc	26,917	993		Nu Skin Enterprises Inc	2,143	114
Premier Inc (a)	2,438	80		O'Reilly Automotive Inc (a)	10,963	3,186
Quintiles Transnational Holdings Inc (a)	5,423	421		Panera Bread Co (a)	2,169	476
VCA Inc (a)	7,357	525		Ross Stores Inc	257,196	15,903
Zoetis Inc	48,311	2,438		Sally Beauty Holdings Inc (a)	14,634	429
		$533,518		Signet Jewelers Ltd	6,533	574
Pipelines - 0.02%				Starbucks Corp	2,679,443	155,541
ONEOK Inc	19,498	873		Target Corp	17,749	1,337
Spectra Energy Corp	12,208	439		TJX Cos Inc/The	67,405	5,508
Williams Cos Inc/The	7,210	173		Tractor Supply Co	456,425	41,831
				Ulta Salon Cosmetics & Fragrance Inc (a)	5,209	1,361
		$1,485		Urban Outfitters Inc (a)	8,685	260
Real Estate - 0.01%
CBRE Group Inc (a)	26,264	747		Walgreens Boots Alliance Inc	21,008	1,665
				Wendy's Co/The	14,802	143
REITS - 0.39%				Williams-Sonoma Inc	8,753	473
Alexandria Real Estate Equities Inc	1,197	134		Yum! Brands Inc	42,314	3,784
						$543,105

See accompanying notes

Schedule of Investments LargeCap Growth Fund I July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Semiconductors - 2.79%				Textiles - 0.01%
Applied Materials Inc	49,598	$1,304		Mohawk Industries Inc (a)	4,562	$953
ASML Holding NV - NY Reg Shares	358,500	39,299
Broadcom Ltd	23,998	3,887		Toys, Games & Hobbies - 0.03%
Intel Corp	60,271	2,101		Hasbro Inc	10,597	861
IPG Photonics Corp (a)	2,854	241		Mattel Inc	30,765	1,027
KLA-Tencor Corp	14,383	1,089				$1,888
Lam Research Corp	11,669	1,048		Transportation - 0.67%
Linear Technology Corp	11,028	662		CH Robinson Worldwide Inc	13,349	929
Maxim Integrated Products Inc	26,150	1,066		Expeditors International of Washington Inc	12,347	610
Microchip Technology Inc	19,327	1,075		FedEx Corp	249,584	40,408
NVIDIA Corp	58,478	3,339		JB Hunt Transport Services Inc	8,410	699
NXP Semiconductors NV (a)	1,654,200	139,102		Landstar System Inc	4,689	331
ON Semiconductor Corp (a)	7,557	76		Old Dominion Freight Line Inc (a)	3,939	275
Qorvo Inc (a)	1,874	118		Union Pacific Corp	8,373	779
QUALCOMM Inc	38,589	2,415		United Parcel Service Inc	44,036	4,760
Skyworks Solutions Inc	15,548	1,026				$48,791
Texas Instruments Inc	64,086	4,470		Trucking & Leasing - 0.00%
Xilinx Inc	8,095	413		AMERCO	431	170
		$202,731
Shipbuilding - 0.01%				TOTAL COMMON STOCKS		$7,063,271
Huntington Ingalls Industries Inc	3,817	659		INVESTMENT COMPANIES - 2.05%	Shares Held	Value (000's)
				Money Market Funds - 2.05%
Software - 9.74%				Cash Account Trust - Government & Agency	2,134,116	2,134
Activision Blizzard Inc	101,080	4,059		Portfolio - Government Cash Managed
Adobe Systems Inc (a)	850,752	83,255		First American Government Obligations Fund	75,747,337	75,747
Akamai Technologies Inc (a)	1,331,046	67,258
ANSYS Inc (a)	645,197	57,655		Morgan Stanley Institutional Liquidity Funds -	70,991,983	70,992
athenahealth Inc (a)	3,514	449		Government Portfolio
Atlassian Corp PLC (a)	3,687	111				$148,873
Autodesk Inc (a)	15,395	915		TOTAL INVESTMENT COMPANIES		$148,873
Black Knight Financial Services Inc (a)	3,175	123		CONVERTIBLE PREFERRED STOCKS -
				0.42%	Shares Held	Value (000's)
Broadridge Financial Solutions Inc	11,014	745		Internet - 0.42%
CDK Global Inc	14,358	830		Airbnb Inc - Series D (a),(b),(c),(d)	121,527	12,760
Cerner Corp (a)	18,607	1,161
				Airbnb Inc - Series E (a),(b),(c),(d)	29,361	3,083
Citrix Systems Inc (a)	14,133	1,260
				Dropbox Inc (a),(b),(c),(d)	254,085	3,143
Dun & Bradstreet Corp/The	1,735	224
Electronic Arts Inc (a)	18,503	1,412		Flipkart Online Services Pvt Ltd Series A	2,350	226
				(a),(b),(c),(d)
Fidelity National Information Services Inc	11,806	939
First Data Corp (a)	31,106	386		Flipkart Online Services Pvt Ltd Series C	4,148	399
				(a),(b),(c),(d)
Fiserv Inc (a)	44,595	4,922
Guidewire Software Inc (a)	7,245	445		Flipkart Online Services Pvt Ltd Series E	7,712	743
				(a),(b),(c),(d)
IMS Health Holdings Inc (a)	14,438	433
				Uber Technologies Inc (a),(b),(c),(d)	209,292	10,208
Intuit Inc	15,501	1,720
Jack Henry & Associates Inc	7,576	676				$30,562
Microsoft Corp	2,232,512	126,539		TOTAL CONVERTIBLE PREFERRED STOCKS		$30,562
MSCI Inc	8,468	729		PREFERRED STOCKS - 0.23%	Shares Held	Value (000's)
NetSuite Inc (a)	1,176,523	128,064		Internet - 0.11%
Nuance Communications Inc (a)	18,073	290		Flipkart Online Services Pvt Ltd Series G	34,940	3,365
				(a),(b),(c),(d)
Oracle Corp	97,427	3,998		Uber Technologies Inc (a),(b),(c),(d)	98,844	4,821
Paychex Inc	20,549	1,218
Rackspace Hosting Inc (a)	11,461	269				$8,186
Red Hat Inc (a)	16,102	1,212		Software - 0.12%
salesforce.com Inc (a)	2,117,449	173,208		Magic Leap Inc (a),(b),(c),(d)	168,788	3,888
ServiceNow Inc (a)	351,800	26,357		Snapchat Inc (a),(b),(c),(d)	146,799	4,509
SS&C Technologies Holdings Inc	14,298	461				$8,397
Tableau Software Inc (a)	5,188	293		TOTAL PREFERRED STOCKS		$16,583
Tyler Technologies Inc (a)	3,193	521		Total Investments		$7,259,289
Ultimate Software Group Inc/The (a)	2,501	523		Other Assets and Liabilities - 0.17%		$12,701
Veeva Systems Inc (a)	9,171	348		TOTAL NET ASSETS - 100.00%		$7,271,990
VMware Inc (a)	3,262	238
Workday Inc (a)	178,797	14,901
		$708,147		(a) Non-Income Producing Security
Telecommunications - 0.84%				(b)		Security is Illiquid. At the end of the period, the value of these securities
Arista Networks Inc (a)	4,000	285		totaled $48,227 or 0.66% of net assets.
ARRIS International PLC (a)	4,997	136		(c)		Restricted Security. Please see Restricted Security Sub-Schedule for more
CommScope Holding Co Inc (a)	12,112	363		information.
Juniper Networks Inc	604,800	13,723		(d)		Fair value of these investments is determined in good faith by the Manager
Motorola Solutions Inc	2,689	186		under procedures established and periodically reviewed by the Board of
Palo Alto Networks Inc (a)	81,900	10,720		Directors. At the end of the period, the fair value of these securities totaled
T-Mobile US Inc (a)	555,910	25,761		$48,227 or 0.66% of net assets.
Verizon Communications Inc	175,629	9,732
Zayo Group Holdings Inc (a)	13,900	393
		$61,299

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
July 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27.55%
Communications		22.48%
Technology		16.17%
Consumer, Cyclical		13.71%
Industrial		8.67%
Financial		7.31%
Investment Companies		2.05%
Basic Materials		1.81%
Energy		0.07%
Utilities		0.01%
Other Assets and Liabilities		0.17%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2016	Long	1,540	$162,595	$166,951	$4,356
Total					$4,356

Amounts in thousands except contracts

Restricted Securities

Security Name		Trade Date	Cost	Value	Percent of Net Assets
Airbnb Inc - Series D		04/16/2014	$4,948	$12,760	0.18%
Airbnb Inc - Series E		07/14/2015	2,733	3,083	0.04%
Dropbox Inc		01/30/2014	4,854	3,143	0.04%
Dropbox Inc		11/07/2014	1,012	419	0.01%
Flipkart Online Services Pvt Ltd		03/19/2015	785	663	0.01%
Flipkart Online Services Pvt Ltd Series A		03/19/2015	268	226	0.00%
Flipkart Online Services Pvt Ltd Series C		03/19/2015	473	399	0.01%
Flipkart Online Services Pvt Ltd Series E		03/19/2015	879	743	0.01%
Flipkart Online Services Pvt Ltd Series G		12/17/2014	4,185	3,365	0.05%
Magic Leap Inc		01/20/2016	3,888	3,888	0.05%
Snapchat Inc		05/06/2016	4,509	4,509	0.06%
Uber Technologies Inc		12/03/2015	4,821	4,821	0.07%
Uber Technologies Inc		12/05/2014	6,973	10,208	0.14%

Amounts in thousands

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2016 (unaudited)

COMMON STOCKS - 96.92%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.46%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	3,220	$74		Illumina Inc (a)	4,195	$698
Omnicom Group Inc	31,111	2,560		Incyte Corp (a)	11,123	1,004
		$2,634		Intercept Pharmaceuticals Inc (a)	117	20
Aerospace & Defense - 1.85%				Intrexon Corp (a)	397	10
B/E Aerospace Inc	808	39		Ionis Pharmaceuticals Inc (a)	829	24
Boeing Co/The	31,613	4,225		Juno Therapeutics Inc (a)	407	13
General Dynamics Corp	1,085	159		Medivation Inc (a)	1,161	74
HEICO Corp	234	16		Regeneron Pharmaceuticals Inc (a)	4,889	2,078
HEICO Corp - Class A	396	23		Seattle Genetics Inc (a)	691	33
Lockheed Martin Corp	21,889	5,532		United Therapeutics Corp (a)	87	10
Northrop Grumman Corp	894	194		Vertex Pharmaceuticals Inc (a)	1,785	173
Raytheon Co	1,187	166				$18,407
Rockwell Collins Inc	1,000	84		Building Materials - 0.08%
Spirit AeroSystems Holdings Inc (a)	620	27		Cree Inc (a)	272	8
TransDigm Group Inc (a)	378	106		Eagle Materials Inc	361	30
		$10,571		Fortune Brands Home & Security Inc	1,214	77
Agriculture - 1.16%				Lennox International Inc	311	49
Altria Group Inc	75,459	5,109		Martin Marietta Materials Inc	435	88
Philip Morris International Inc	13,537	1,357		Masco Corp	1,760	64
Reynolds American Inc	2,732	137		Vulcan Materials Co	897	111
		$6,603				$427
Airlines - 0.46%				Chemicals - 2.73%
Alaska Air Group Inc	783	53		Air Products & Chemicals Inc	915	137
Delta Air Lines Inc	61,126	2,369		Axalta Coating Systems Ltd (a)	1,292	37
JetBlue Airways Corp (a)	338	6		Celanese Corp	159	10
Southwest Airlines Co	5,679	210		Dow Chemical Co/The	59,804	3,210
		$2,638		Ecolab Inc	31,889	3,774
Apparel - 0.45%				EI du Pont de Nemours & Co	4,698	325
Carter's Inc	18,086	1,831		International Flavors & Fragrances Inc	613	82
Hanesbrands Inc	2,802	75		LyondellBasell Industries NV	20,628	1,553
Michael Kors Holdings Ltd (a)	1,353	70		Monsanto Co	2,300	245
NIKE Inc	7,119	395		PPG Industries Inc	21,304	2,231
Ralph Lauren Corp	62	6		Praxair Inc	2,169	253
Skechers U.S.A. Inc (a)	1,014	24		RPM International Inc	1,021	55
Under Armour Inc - Class C (a)	1,422	51		Sherwin-Williams Co/The	12,093	3,624
VF Corp	1,828	114		WR Grace & Co	332	25
		$2,566				$15,561
Automobile Manufacturers - 0.04%				Commercial Services - 1.63%
PACCAR Inc	858	50		Aramark	921	33
Tesla Motors Inc (a)	629	148		Automatic Data Processing Inc	2,448	218
		$198		Booz Allen Hamilton Holding Corp	976	30
				CoStar Group Inc (a)	237	49
Automobile Parts & Equipment - 0.49%
				Equifax Inc	912	121
BorgWarner Inc	286	10		EuronetWorldwideInc (a)	438	33
Delphi Automotive PLC	2,655	180		FleetCor Technologies Inc (a)	692	105
Johnson Controls Inc	1,041	48		Gartner Inc (a)	636	64
Lear Corp	500	57
				Global Payments Inc	1,190	89
Visteon Corp	313	22		IHS Markit Ltd (a)	1,653	58
WABCO Holdings Inc (a)	24,589	2,465
				KAR Auction Services Inc	1,131	48
		$2,782		Moody's Corp	816	87
Banks - 0.01%				Morningstar Inc	192	16
Citizens Financial Group Inc	1,803	40		Nielsen Holdings PLC	1,518	82
Signature Bank/New York NY (a)	245	29
				PayPal Holdings Inc (a)	6,078	226
Western Alliance Bancorp (a)	402	14
				Quanta Services Inc (a)	434	11
		$83		Robert Half International Inc	1,024	37
Beverages - 3.47%				RR Donnelley & Sons Co	1,361	24
Brown-Forman Corp - A Shares	218	23		S&P Global Inc	1,413	173
Brown-Forman Corp - B Shares	716	70		Sabre Corp	1,686	49
Coca-Cola Co/The	180,472	7,874		Service Corp International/US	1,592	44
Constellation Brands Inc	1,369	226		ServiceMaster Global Holdings Inc (a)	1,095	41
Dr Pepper Snapple Group Inc	26,696	2,630		Total System Services Inc	1,326	68
Monster Beverage Corp (a)	798	128		TransUnion (a)	541	18
PepsiCo Inc	81,214	8,846		United Rentals Inc (a)	11,370	906
		$19,797		Vantiv Inc (a)	1,231	67
Biotechnology - 3.23%				Verisk Analytics Inc (a)	76,350	6,511
Alexion Pharmaceuticals Inc (a)	1,576	203		Western Union Co/The	3,922	79
Alnylam Pharmaceuticals Inc (a)	466	32		WEX Inc (a)	319	30
Amgen Inc	35,087	6,036				$9,317
Biogen Inc (a)	11,591	3,361
BioMarin Pharmaceutical Inc (a)	1,179	117		Computers - 6.34%
Celgene Corp (a)	5,573	625		Accenture PLC - Class A	6,674	753
				Apple Inc	235,387	24,530
Charles River Laboratories International Inc(a)	394	35		Cadence Design Systems Inc (a)	2,383	57
				Cognizant Technology Solutions Corp (a)	19,370	1,113
Gilead Sciences Inc	48,580	3,861

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Computers (continued)				Electronics (continued)
CSRA Inc	1,371	$37		Amphenol Corp	1,616	$96
DST Systems Inc	285	35		FEI Co	319	34
EMC Corp	266,740	7,544		Fitbit Inc (a)	1,040	14
Fortinet Inc (a)	1,134	39		Fortive Corp	26,448	1,275
Genpact Ltd (a)	1,325	35		Gentex Corp	1,724	30
Hewlett Packard Enterprise Co	42,795	900		Honeywell International Inc	43,662	5,079
International Business Machines Corp	6,015	966		Mettler-Toledo International Inc (a)	199	82
Manhattan Associates Inc (a)	607	35		National Instruments Corp	724	21
NCR Corp (a)	1,036	34		PerkinElmer Inc	225	13
Synopsys Inc (a)	218	12		Trimble Navigation Ltd (a)	1,579	42
Teradata Corp (a)	1,127	32		Tyco International Plc	197	9
VeriFone Systems Inc (a)	925	18		Waters Corp (a)	6,341	1,008
		$36,140				$9,555
Consumer Products - 0.28%				Engineering & Construction - 0.01%
Avery Dennison Corp	666	52		SBA Communications Corp (a)	570	66
Church & Dwight Co Inc	11,874	1,167
Clorox Co/The	1,160	152		Entertainment - 0.03%
Kimberly-Clark Corp	1,644	213		Cinemark Holdings Inc	918	34
Spectrum Brands Holdings Inc	203	26		Gaming and Leisure Properties Inc	1,498	54
		$1,610		Regal Entertainment Group	491	12
Cosmetics & Personal Care - 1.02%				Six Flags Entertainment Corp	621	35
Colgate-Palmolive Co	1,755	131		Vail Resorts Inc	304	43
Estee Lauder Cos Inc/The	31,468	2,923				$178
Procter & Gamble Co/The	31,932	2,733		Environmental Control - 0.49%
		$5,787		Stericycle Inc (a)	28,376	2,562
Distribution & Wholesale - 0.47%				Waste Management Inc	3,457	228
Fastenal Co	55,915	2,390				$2,790
HD Supply Holdings Inc (a)	1,634	59		Food - 3.13%
LKQ Corp (a)	2,342	81		Blue Buffalo Pet Products Inc (a)	519	13
Pool Corp	363	37		Campbell Soup Co	1,424	89
Watsco Inc	229	33		ConAgra Foods Inc	3,403	159
WW Grainger Inc	428	94		Flowers Foods Inc	1,300	24
		$2,694		General Mills Inc	54,418	3,912
Diversified Financial Services - 4.29%				Hain Celestial Group Inc/The (a)	565	30
Affiliated Managers Group Inc (a)	345	51		Hershey Co/The	1,059	117
Air Lease Corp	431	12		Hormel Foods Corp	28,517	1,065
Alliance Data Systems Corp (a)	445	103		Ingredion Inc	393	52
American Express Co	26,499	1,708		Kellogg Co	1,233	102
Ameriprise Financial Inc	704	68		Kraft Heinz Co/The	789	68
Artisan Partners Asset Management Inc	382	11		Kroger Co/The	237,808	8,131
CBOE Holdings Inc	48,567	3,341		McCormick & Co Inc/MD	34,476	3,526
Charles Schwab Corp/The	68,085	1,935		Pilgrim's Pride Corp	188	4
CoreLogic Inc/United States (a)	529	21		Post Holdings Inc (a)	292	25
Credit Acceptance Corp (a)	62	11		Sprouts Farmers Market Inc (a)	1,099	25
Discover Financial Services	1,713	97		Sysco Corp	4,734	245
Eaton Vance Corp	858	32		TreeHouse Foods Inc (a)	144	15
Federated Investors Inc	790	25		Tyson Foods Inc	1,735	128
Intercontinental Exchange Inc	304	80		WhiteWave Foods Co/The (a)	1,259	70
Invesco Ltd	606	18		Whole Foods Market Inc	447	14
Lazard Ltd	215	8				$17,814
LPL Financial Holdings Inc	194	5		Food Service - 0.00%
MasterCard Inc	61,734	5,879		US Foods Holding Corp (a)	320	8
NorthStar Asset Management Group Inc/New	1,416	17
York				Hand & Machine Tools - 0.03%
Santander Consumer USA Holdings Inc (a)	54	1		Lincoln Electric Holdings Inc	377	23
T Rowe Price Group Inc	999	71		Snap-on Inc	351	55
TD Ameritrade Holding Corp	1,662	51		Stanley Black & Decker Inc	565	69
Visa Inc	139,433	10,883				$147
		$24,428		Healthcare - Products - 3.64%
Electric - 0.01%				Abbott Laboratories	45,400	2,032
Dominion Resources Inc/VA	274	22		Align Technology Inc (a)	561	50
ITC Holdings Corp	591	27		Baxter International Inc	1,728	83
		$49		Becton Dickinson and Co	1,123	198
Electrical Components & Equipment - 0.04%				Bio-Techne Corp	291	33
Acuity Brands Inc	340	89		Boston Scientific Corp (a)	7,237	176
AMETEK Inc	363	17		Bruker Corp	935	23
Emerson Electric Co	1,652	92		Cooper Cos Inc/The	6,887	1,256
Energizer Holdings Inc	187	10		CR Bard Inc	8,237	1,843
Hubbell Inc	314	34		Danaher Corp	52,896	4,308
		$242		Edwards Lifesciences Corp (a)	22,783	2,609
Electronics - 1.68%				Henry Schein Inc (a)	14,441	2,613
Agilent Technologies Inc	37,331	1,796		Hill-Rom Holdings Inc	491	26
Allegion PLC	780	56		Hologic Inc (a)	1,927	74

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Internet (continued)
IDEXX Laboratories Inc (a)	681	$64		LinkedIn Corp (a)	631	$122
Intuitive Surgical Inc (a)	2,476	1,722		Match Group Inc (a)	481	8
ResMed Inc	1,085	75		Netflix Inc (a)	2,189	200
St Jude Medical Inc	1,039	86		Priceline Group Inc/The (a)	266	359
Stryker Corp	1,806	210		Splunk Inc (a)	32,218	2,015
Teleflex Inc	81	15		Symantec Corp	124,186	2,537
Thermo Fisher Scientific Inc	1,666	265		TripAdvisor Inc (a)	24,031	1,681
Varian Medical Systems Inc (a)	29,488	2,794		VeriSign Inc (a)	30,988	2,684
VWR Corp (a)	166	5		Yelp Inc (a)	420	13
West Pharmaceutical Services Inc	576	46				$59,910
Zimmer Biomet Holdings Inc	1,011	133		Iron & Steel - 0.00%
		$20,739		Steel Dynamics Inc	429	11
Healthcare - Services - 3.07%
Aetna Inc	1,341	155		Leisure Products & Services - 0.03%
Amsurg Corp (a)	273	20		Brunswick Corp/DE	642	32
Anthem Inc	1,003	132		Harley-Davidson Inc	1,420	75
Centene Corp (a)	951	67		Polaris Industries Inc	478	47
Cigna Corp	452	58		Vista Outdoor Inc (a)	209	11
DaVita HealthCare Partners Inc (a)	31,697	2,458				$165
Envision Healthcare Holdings Inc (a)	1,196	29		Lodging - 0.27%
HCA Holdings Inc (a)	1,119	86		Hilton Worldwide Holdings Inc	3,550	82
Humana Inc	754	130		Las Vegas Sands Corp	22,863	1,158
Laboratory Corp of America Holdings (a)	51,064	7,127		Marriott International Inc/MD	1,273	91
MEDNAX Inc (a)	513	35		MGM Resorts International (a)	368	9
Tenet Healthcare Corp (a)	641	20		Starwood Hotels & Resorts Worldwide Inc	800	63
UnitedHealth Group Inc	49,560	7,097		Wyndham Worldwide Corp	886	63
Universal Health Services Inc	184	24		Wynn Resorts Ltd	532	52
WellCare Health Plans Inc (a)	336	36				$1,518
		$17,474		Machinery - Construction & Mining - 0.17%
Home Builders - 0.03%				Caterpillar Inc	11,851	981
DR Horton Inc	1,530	50
Lennar Corp - A Shares	742	35		Machinery - Diversified - 0.52%
Lennar Corp - B Shares	172	6		BWX Technologies Inc	859	32
NVR Inc (a)	29	49		Cognex Corp	645	29
PulteGroup Inc	842	18		Deere & Co	414	32
Thor Industries Inc	441	34		Flowserve Corp	668	32
		$192		Graco Inc	448	33
Home Furnishings - 0.02%				IDEX Corp	582	52
Leggett & Platt Inc	1,086	57		Manitowoc Foodservice Inc (a)	581	11
Tempur Sealy International Inc (a)	414	31		Middleby Corp/The (a)	441	53
Whirlpool Corp	80	16		Nordson Corp	480	42
		$104		Rockwell Automation Inc	555	63
Housewares - 0.04%				Roper Technologies Inc	575	98
Newell Brands Inc	2,359	124		Wabtec Corp/DE	35,951	2,463
Scotts Miracle-Gro Co/The	370	27		Xylem Inc/NY	813	39
Toro Co/The	461	42				$2,979
Tupperware Brands Corp	442	28		Media - 4.78%
		$221		AMC Networks Inc (a)	518	29
Insurance - 1.72%				Cable One Inc	42	22
American International Group Inc	22,890	1,246		CBS Corp	4,236	221
AmTrust Financial Services Inc	219	5		Charter Communications Inc (a)	1,077	253
Aon PLC	1,413	151		Comcast Corp - Class A	228,087	15,339
Arthur J Gallagher & Co	985	49		Discovery Communications Inc - A Shares (a)	1,180	30
Berkshire Hathaway Inc - Class B (a)	22,480	3,243		Discovery Communications Inc - C Shares (a)	1,815	45
Brown & Brown Inc	188	7		DISH Network Corp (a)	1,319	70
Erie Indemnity Co	182	18		FactSet Research Systems Inc	292	50
Lincoln National Corp	498	22		Scripps Networks Interactive Inc	702	46
Marsh & McLennan Cos Inc	75,618	4,972		Sirius XM Holdings Inc (a)	269,997	1,186
Progressive Corp/The	1,723	56		Starz (a)	806	24
XL Group Ltd	792	27		Time Warner Inc	2,617	201
		$9,796		Twenty-First Century Fox Inc - A Shares	4,518	120
Internet - 10.51%				Twenty-First Century Fox Inc - B Shares	2,996	81
Alphabet Inc - A Shares (a)	30,448	24,094		Viacom Inc - A Shares	203	10
Alphabet Inc - C Shares (a)	1,751	1,346		Viacom Inc - B Shares	2,354	107
Amazon.com Inc (a)	15,200	11,534		Walt Disney Co/The	98,361	9,437
CDW Corp/DE	28,508	1,224				$27,271
eBay Inc (a)	66,220	2,064		Metal Fabrication & Hardware - 0.00%
Expedia Inc	16,762	1,956		Valmont Industries Inc	172	22
F5 Networks Inc (a)	539	66
Facebook Inc (a)	64,126	7,948		Mining - 0.01%
GoDaddy Inc (a)	453	14		Freeport-McMoRan Inc	1,972	26
Groupon Inc (a)	3,486	17		Southern Copper Corp	315	8
IAC/InterActiveCorp	491	28				$34

See accompanying notes

Schedule of Investments LargeCap Growth Fund II July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturers - 1.82%				Real Estate - 0.01%
3M Co	46,642	$8,319		CBRE Group Inc (a)	2,249	$64
AptarGroup Inc	167	13
Carlisle Cos Inc	195	20		REITS - 0.95%
General Electric Co	9,598	299		Alexandria Real Estate Equities Inc	101	11
Hexcel Corp	718	31		American Tower Corp	3,241	375
Illinois Tool Works Inc	2,610	301		Boston Properties Inc	499	71
Ingersoll-Rand PLC	1,686	112		Care Capital Properties Inc	237	7
Parker-Hannifin Corp	11,130	1,271		Crown Castle International Corp	1,598	155
Textron Inc	683	27		CubeSmart	1,072	32
		$10,393		CyrusOne Inc	559	31
Office & Business Equipment - 0.01%				Digital Realty Trust Inc	790	83
Pitney Bowes Inc	1,479	29		Empire State Realty Trust Inc	699	15
				Equinix Inc	372	139
Oil & Gas - 0.46%				Equity LifeStyle Properties Inc	632	52
Apache Corp	2,053	108		Essex Property Trust Inc	215	50
Cabot Oil & Gas Corp	2,418	60		Extra Space Storage Inc	932	80
Chesapeake Energy Corp (a)	621	3		Federal Realty Investment Trust	550	93
Cimarex Energy Co	144	17		Healthcare Trust of America Inc	870	30
Concho Resources Inc (a)	18,676	2,320		Iron Mountain Inc	1,978	81
Continental Resources Inc/OK (a)	355	16		Lamar Advertising Co	667	45
CVR Energy Inc	40	1		Omega Healthcare Investors Inc	571	20
Devon Energy Corp	247	9		Outfront Media Inc	210	5
EOG Resources Inc	327	27		Public Storage	1,250	299
Memorial Resource Development Corp (a)	367	5		Regency Centers Corp	189	16
Murphy USA Inc (a)	240	18		Senior Housing Properties Trust	402	9
Parsley Energy Inc (a)	227	6		Simon Property Group Inc	15,477	3,514
Southwestern Energy Co (a)	3,006	44		Sovran Self Storage Inc	273	28
		$2,634		Tanger Factory Outlet Centers Inc	755	31
Oil & Gas Services - 0.39%				Taubman Centers Inc	246	20
Halliburton Co	51,212	2,236		Ventas Inc	1,370	104
						$5,396
Packaging & Containers - 0.07%				Retail - 13.23%
Ball Corp	1,059	75		Advance Auto Parts Inc	538	91
Bemis Co Inc	191	10		AutoNation Inc (a)	227	12
Berry Plastics Group Inc (a)	978	40		AutoZone Inc (a)	7,969	6,486
Crown Holdings Inc (a)	1,051	56		Bed Bath & Beyond Inc	252	11
Graphic Packaging Holding Co	1,992	27		Brinker International Inc	541	26
Owens-Illinois Inc (a)	1,240	23		Burlington Stores Inc (a)	391	30
Packaging Corp of America	743	56		Cabela's Inc (a)	88	5
Sealed Air Corp	1,515	71		Casey's General Stores Inc	299	40
Silgan Holdings Inc	366	18		Coach Inc	37,194	1,603
		$376		Copart Inc (a)	822	41
Pharmaceuticals - 6.48%				Costco Wholesale Corp	44,210	7,392
AbbVie Inc	58,664	3,885		CVS Health Corp	83,150	7,710
ACADIA Pharmaceuticals Inc (a)	649	24		Darden Restaurants Inc	951	59
Agios Pharmaceuticals Inc (a)	203	9		Dick's Sporting Goods Inc	598	31
Akorn Inc (a)	693	24		Dollar General Corp	2,820	267
Alkermes PLC (a)	1,080	54		Dollar Tree Inc (a)	74,826	7,205
Allergan plc (a)	1,258	318		Dunkin' Brands Group Inc	771	35
AmerisourceBergen Corp	2,068	176		Foot Locker Inc	996	59
Bristol-Myers Squibb Co	82,385	6,163		Gap Inc/The	330	9
Cardinal Health Inc	37,872	3,166		Genuine Parts Co	1,081	111
Eli Lilly & Co	7,823	648		Home Depot Inc/The	77,358	10,694
Express Scripts Holding Co (a)	59,821	4,551		Kate Spade & Co (a)	1,037	22
Herbalife Ltd (a)	584	40		L Brands Inc	233	17
Johnson & Johnson	61,597	7,714		Liberty Interactive Corp QVC Group (a)	2,026	54
McKesson Corp	27,625	5,374		Lowe's Cos Inc	7,419	610
Mead Johnson Nutrition Co	7,047	629		lululemon athletica Inc (a)	722	56
Mylan NV (a)	1,821	85		McDonald's Corp	66,192	7,788
Neurocrine Biosciences Inc (a)	617	31		Michaels Cos Inc/The (a)	749	20
OPKO Health Inc (a)	2,033	20		MSC Industrial Direct Co Inc	235	17
Pfizer Inc	2,270	84		Nu Skin Enterprises Inc	180	10
Premier Inc (a)	205	7		O'Reilly Automotive Inc (a)	20,326	5,907
Quintiles Transnational Holdings Inc (a)	457	36		Panera Bread Co (a)	183	40
Teva Pharmaceutical Industries Ltd ADR	22,901	1,225		Ross Stores Inc	43,734	2,704
VCA Inc (a)	20,079	1,432		Sally Beauty Holdings Inc (a)	1,233	36
Zoetis Inc	24,911	1,258		Signet Jewelers Ltd	551	48
		$36,953		Starbucks Corp	61,833	3,590
Pipelines - 0.02%				Target Corp	1,498	113
ONEOK Inc	1,645	74		TJX Cos Inc/The	132,432	10,823
Spectra Energy Corp	1,030	37		Tractor Supply Co	1,019	93
				Ulta Salon Cosmetics & Fragrance Inc (a)	440	115
Williams Cos Inc/The	608	14		Urban Outfitters Inc (a)	732	22
		$125
				Walgreens Boots Alliance Inc	1,773	141

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Telecommunications (continued)
Wendy's Co/The	1,248	$12		T-Mobile US Inc (a)	1,266	$59
Williams-Sonoma Inc	17,004	920		Verizon Communications Inc	184,783	10,239
Yum! Brands Inc	3,571	319		Zayo Group Holdings Inc (a)	1,172	33
		$75,394				$10,786
Semiconductors - 2.19%				Textiles - 0.01%
Applied Materials Inc	4,184	110		Mohawk Industries Inc (a)	384	80
ASML Holding NV - NY Reg Shares	17,083	1,873
Broadcom Ltd	2,025	328		Toys, Games & Hobbies - 0.03%
Intel Corp	112,787	3,931		Hasbro Inc	893	72
IPG Photonics Corp (a)	240	20		Mattel Inc	2,595	87
KLA-Tencor Corp	1,215	92				$159
Lam Research Corp	984	88		Transportation - 1.47%
Linear Technology Corp	930	56		CH Robinson Worldwide Inc	1,126	78
Maxim Integrated Products Inc	47,932	1,955		Expeditors International of Washington Inc	88,141	4,357
Microchip Technology Inc	1,630	91		FedEx Corp	11,551	1,870
NVIDIA Corp	4,936	282		JB Hunt Transport Services Inc	709	59
NXP Semiconductors NV (a)	18,243	1,534		Landstar System Inc	395	28
ON Semiconductor Corp (a)	637	6		Old Dominion Freight Line Inc (a)	332	23
Qorvo Inc (a)	158	10		Union Pacific Corp	16,756	1,559
QUALCOMM Inc	3,256	204		United Parcel Service Inc	3,716	402
Skyworks Solutions Inc	1,312	87				$8,376
Texas Instruments Inc	5,409	377		Trucking & Leasing - 0.00%
Xilinx Inc	28,548	1,458		AMERCO	37	15
		$12,502
Shipbuilding - 0.01%				TOTAL COMMON STOCKS		$552,461
Huntington Ingalls Industries Inc	322	56		INVESTMENT COMPANIES - 2.82%	Shares Held	Value(000	's)
				Money Market Funds - 2.82%
Software - 9.19%				Cash Account Trust - Government & Agency	181,209	181
Activision Blizzard Inc	8,531	343		Portfolio - Government Cash Managed
Adobe Systems Inc (a)	25,123	2,458
Akamai Technologies Inc (a)	1,179	60		First American Government Obligations Fund	7,166,671	7,167
ANSYS Inc (a)	217	19		Government Morgan Stanley Portfolio Institutional Liquidity Funds -	8,709,562	8,709
athenahealth Inc (a)	296	38
Atlassian Corp PLC (a)	311	9				$16,057
Autodesk Inc (a)	1,298	77		TOTAL INVESTMENT COMPANIES		$16,057
Black Knight Financial Services Inc (a)	248	10		Total Investments		$568,518
				Other Assets and Liabilities - 0.26%		$1,454
Broadridge Financial Solutions Inc	37,349	2,528		TOTAL NET ASSETS - 100.00%		$569,972
CDK Global Inc	1,211	70
Cerner Corp (a)	35,302	2,203
Citrix Systems Inc (a)	51,744	4,611
				(a) Non-Income Producing Security
Dun & Bradstreet Corp/The	146	19
Electronic Arts Inc (a)	18,689	1,426
Fidelity National Information Services Inc	996	79
First Data Corp (a)	2,624	32		Portfolio Summary (unaudited)
Fiserv Inc (a)	30,247	3,338		Sector		Percent
Guidewire Software Inc (a)	611	38		Consumer, Non-cyclical		27.13%
IMS Health Holdings Inc (a)	1,218	37		Technology		17.71%
Intuit Inc	1,309	145		Communications		17.64%
Jack Henry & Associates Inc	639	57		Consumer, Cyclical		15.60%
Microsoft Corp	404,474	22,926		Industrial		8.24%
MSCI Inc	714	61		Financial		6.98%
NetSuite Inc (a)	299	33		Investment Companies		2.82%
Nuance Communications Inc (a)	1,524	24		Basic Materials		2.74%
Oracle Corp	202,893	8,327		Energy		0.87%
Paychex Inc	1,734	103		Utilities		0.01%
Rackspace Hosting Inc (a)	966	23		Other Assets and Liabilities		0.26%
Red Hat Inc (a)	1,358	102		TOTAL NET ASSETS		100.00%
salesforce.com Inc (a)	21,673	1,773
ServiceNow Inc (a)	15,170	1,136
SS&C Technologies Holdings Inc	1,206	39
Tableau Software Inc (a)	437	25
Tyler Technologies Inc (a)	269	44
Ultimate Software Group Inc/The (a)	211	44
Veeva Systems Inc (a)	773	29
VMware Inc (a)	275	20
Workday Inc (a)	860	72
		$52,378
Telecommunications - 1.89%
Arista Networks Inc (a)	337	24
ARRIS International PLC (a)	421	11
Cisco Systems Inc	12,233	373
CommScope Holding Co Inc (a)	1,022	31
Motorola Solutions Inc	226	16

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
July 31, 2016 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
UBS AG	09/30/2016	EUR	41,335	$46	$46	$	— $	—
Total						$	— $	—
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
UBS AG	09/30/2016	EUR	1,478,656	$1,636	$1,657	$	— $	(21)
Total						$	— $	(21)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short		Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2016		Long	154	$16,356			$16,695	$339
Total								$339

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2016 (unaudited)

COMMON STOCKS - 98.93%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.15%				Beverages - 2.24%
Interpublic Group of Cos Inc/The	107,270	$2,474		Brown-Forman Corp - B Shares	26,791	$2,631
Omnicom Group Inc	63,377	5,215		Coca-Cola Co/The	1,037,922	45,285
		$7,689		Constellation Brands Inc	47,026	7,742
Aerospace & Defense - 2.11%				Dr Pepper Snapple Group Inc	49,532	4,879
Boeing Co/The	159,621	21,335		Molson Coors Brewing Co	49,082	5,014
General Dynamics Corp	76,588	11,250		Monster Beverage Corp (a)	37,528	6,028
Harris Corp	33,248	2,880		PepsiCo Inc	385,042	41,939
L-3 Communications Holdings Inc	20,513	3,110				$113,518
Lockheed Martin Corp	69,796	17,640		Biotechnology - 2.61%
Northrop Grumman Corp	48,103	10,421		Alexion Pharmaceuticals Inc (a)	59,717	7,680
Raytheon Co	79,166	11,046		Amgen Inc	200,253	34,449
Rockwell Collins Inc	34,706	2,937		Biogen Inc (a)	58,393	16,930
TransDigm Group Inc (a)	14,122	3,947		Celgene Corp (a)	206,487	23,166
United Technologies Corp	207,469	22,334		Gilead Sciences Inc	355,027	28,214
		$106,900		Illumina Inc (a)	39,239	6,527
Agriculture - 1.87%				Regeneron Pharmaceuticals Inc (a)	20,791	8,839
Altria Group Inc	521,529	35,308		Vertex Pharmaceuticals Inc (a)	65,936	6,396
Archer-Daniels-Midland Co	156,633	7,061				$132,201
Philip Morris International Inc	413,524	41,460		Building Materials - 0.27%
Reynolds American Inc	220,684	11,047		Fortune Brands Home & Security Inc	40,839	2,584
		$94,876		Martin Marietta Materials Inc	16,934	3,431
Airlines - 0.52%				Masco Corp	88,701	3,236
Alaska Air Group Inc	32,855	2,209		Vulcan Materials Co	35,504	4,402
American Airlines Group Inc	154,124	5,471				$13,653
Delta Air Lines Inc	205,685	7,970		Chemicals - 2.05%
Southwest Airlines Co	170,256	6,301		Air Products & Chemicals Inc	51,841	7,746
United Continental Holdings Inc (a)	89,488	4,196		Albemarle Corp	29,907	2,517
		$26,147		CF Industries Holdings Inc	62,136	1,534
Apparel - 0.70%				Dow Chemical Co/The	299,315	16,064
Hanesbrands Inc	100,635	2,683		Eastman Chemical Co	39,628	2,585
Michael Kors Holdings Ltd (a)	47,042	2,433		Ecolab Inc	70,368	8,330
NIKE Inc	354,933	19,699		EI du Pont de Nemours & Co	232,854	16,107
Ralph Lauren Corp	15,200	1,491		FMC Corp	35,654	1,695
Under Armour Inc - Class A (a)	48,820	1,926		International Flavors & Fragrances Inc	21,249	2,831
Under Armour Inc - Class C (a)	49,069	1,752		LyondellBasell Industries NV	91,003	6,849
VF Corp	88,932	5,552		Monsanto Co	116,450	12,433
		$35,536		Mosaic Co/The	93,251	2,518
Automobile Manufacturers - 0.60%				PPG Industries Inc	70,925	7,427
Ford Motor Co	1,040,162	13,169		Praxair Inc	76,043	8,862
General Motors Co	373,532	11,781		Sherwin-Williams Co/The	20,958	6,282
PACCAR Inc	93,423	5,509				$103,780
		$30,459		Commercial Services - 1.26%
Automobile Parts & Equipment - 0.33%				Automatic Data Processing Inc	121,433	10,802
BorgWarner Inc	58,011	1,925		Cintas Corp	23,104	2,478
Delphi Automotive PLC	72,768	4,935		Equifax Inc	31,725	4,202
Goodyear Tire & Rubber Co/The	70,893	2,032		Global Payments Inc	41,051	3,065
Johnson Controls Inc	172,837	7,937		H&R Block Inc	59,820	1,423
		$16,829		Moody's Corp	45,061	4,777
				Nielsen Holdings PLC	96,180	5,180
Banks - 6.34%				PayPal Holdings Inc (a)	294,014	10,949
Bank of America Corp	2,738,212	39,677		Quanta Services Inc (a)	40,262	1,031
Bank of New York Mellon Corp/The	287,120	11,313
BB&T Corp	218,820	8,068		Robert Half International Inc	35,006	1,279
Capital One Financial Corp	136,511	9,157		S&P Global Inc	70,535	8,619
				Total System Services Inc	45,029	2,293
Citigroup Inc	782,372	34,276		United Rentals Inc (a)	23,592	1,880
Citizens Financial Group Inc	141,011	3,149		Verisk Analytics Inc (a)	41,242	3,517
Comerica Inc	46,685	2,112
Fifth Third Bancorp	204,652	3,884		Western Union Co/The	130,923	2,619
Goldman Sachs Group Inc/The	102,981	16,354				$64,114
Huntington Bancshares Inc/OH	212,956	2,023		Computers - 5.10%
JPMorgan Chase & Co	974,765	62,356		Accenture PLC - Class A	166,285	18,759
KeyCorp	288,439	3,375		Apple Inc	1,460,132	152,160
				Cognizant Technology Solutions Corp (a)	161,508	9,285
M&T Bank Corp	42,384	4,855
Morgan Stanley	402,759	11,571		CSRA Inc	36,566	984
Northern Trust Corp	57,172	3,864		EMC Corp	520,669	14,725
PNC Financial Services Group Inc/The	133,106	11,001		Hewlett Packard Enterprise Co	442,967	9,311
Regions Financial Corp	337,671	3,096		HP Inc	456,001	6,389
State Street Corp	105,546	6,943		International Business Machines Corp	235,427	37,814
SunTrust Banks Inc	133,587	5,649		NetApp Inc	77,061	2,031
US Bancorp	432,599	18,243		Seagate Technology PLC	79,567	2,549
				Teradata Corp (a)	34,654	983
Wells Fargo & Co	1,231,596	59,080
Zions Bancorporation	54,547	1,521		Western Digital Corp	75,023	3,564
		$321,567				$258,554

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Consumer Products - 0.44%				Electronics (continued)
Avery Dennison Corp	23,772	$1,851		Fortive Corp	79,860	$3,850
Church & Dwight Co Inc	34,209	3,361		Garmin Ltd	31,268	1,699
Clorox Co/The	34,478	4,519		Honeywell International Inc	203,159	23,633
Kimberly-Clark Corp	96,000	12,437		PerkinElmer Inc	29,064	1,654
		$22,168		TE Connectivity Ltd	95,330	5,746
Cosmetics & Personal Care - 1.65%				Tyco International Plc	113,426	5,169
Colgate-Palmolive Co	238,054	17,718		Waters Corp (a)	21,576	3,429
Estee Lauder Cos Inc/The	59,333	5,512				$63,682
Procter & Gamble Co/The	709,577	60,733		Energy - Alternate Sources - 0.02%
		$83,963		First Solar Inc (a)	20,441	954
Distribution & Wholesale - 0.19%
Fastenal Co	77,008	3,292		Engineering & Construction - 0.07%
LKQ Corp (a)	81,752	2,812		Fluor Corp	37,114	1,986
WW Grainger Inc	15,039	3,291		Jacobs Engineering Group Inc (a)	32,501	1,740
		$9,395				$3,726
Diversified Financial Services - 3.10%				Environmental Control - 0.25%
Affiliated Managers Group Inc (a)	14,344	2,105		Republic Services Inc	63,255	3,243
Alliance Data Systems Corp (a)	15,711	3,639		Stericycle Inc (a)	22,635	2,043
American Express Co	215,491	13,891		Waste Management Inc	110,138	7,282
Ameriprise Financial Inc	44,201	4,236				$12,568
BlackRock Inc	33,532	12,281		Food - 1.90%
Charles Schwab Corp/The	320,617	9,112		Campbell Soup Co	47,797	2,976
CME Group Inc	90,272	9,229		ConAgra Foods Inc	116,336	5,440
Discover Financial Services	109,887	6,246		General Mills Inc	158,451	11,391
E*TRADE Financial Corp (a)	74,301	1,864		Hershey Co/The	37,462	4,149
Franklin Resources Inc	98,233	3,555		Hormel Foods Corp	72,035	2,691
Intercontinental Exchange Inc	31,734	8,384		JM Smucker Co/The	31,903	4,918
Invesco Ltd	111,232	3,246		Kellogg Co	67,185	5,557
Legg Mason Inc	28,097	959		Kraft Heinz Co/The	158,828	13,721
MasterCard Inc	258,788	24,647		Kroger Co/The	254,253	8,693
Nasdaq Inc	30,698	2,172		McCormick & Co Inc/MD	30,727	3,142
Navient Corp	88,106	1,251		Mondelez International Inc	413,737	18,196
Synchrony Financial	222,300	6,198		Sysco Corp	139,702	7,235
T Rowe Price Group Inc	66,163	4,677		Tyson Foods Inc	80,114	5,897
Visa Inc	507,765	39,631		Whole Foods Market Inc	85,577	2,608
		$157,323				$96,614
Electric - 3.10%				Forest Products & Paper - 0.10%
AES Corp/VA	175,671	2,169		International Paper Co	109,607	5,021
Alliant Energy Corp	60,489	2,435
Ameren Corp	64,679	3,392		Gas - 0.24%
American Electric Power Co Inc	130,970	9,076		CenterPoint Energy Inc	114,791	2,746
CMS Energy Corp	74,415	3,362		NiSource Inc	85,714	2,199
Consolidated Edison Inc	81,080	6,493		Sempra Energy	63,183	7,069
Dominion Resources Inc/VA	164,266	12,816				$12,014
DTE Energy Co	47,832	4,664		Hand & Machine Tools - 0.14%
Duke Energy Corp	183,643	15,718		Snap-on Inc	15,500	2,436
Edison International	86,852	6,721		Stanley Black & Decker Inc	40,017	4,870
Entergy Corp	47,647	3,878				$7,306
Eversource Energy	84,558	4,946		Healthcare - Products - 3.17%
Exelon Corp	245,727	9,161		Abbott Laboratories	391,635	17,526
FirstEnergy Corp	113,216	3,953		Baxter International Inc	147,218	7,069
NextEra Energy Inc	123,008	15,781		Becton Dickinson and Co	56,567	9,956
NRG Energy Inc	83,946	1,162		Boston Scientific Corp (a)	361,703	8,782
PG&E Corp	132,230	8,455		CR Bard Inc	19,544	4,372
Pinnacle West Capital Corp	29,626	2,337		Danaher Corp	159,720	13,008
PPL Corp	180,455	6,805		DENTSPLY SIRONA Inc	62,439	3,999
Public Service Enterprise Group Inc	134,866	6,205		Edwards Lifesciences Corp (a)	56,450	6,465
SCANA Corp	38,097	2,855		Henry Schein Inc (a)	21,876	3,959
Southern Co/The	250,192	13,385		Hologic Inc (a)	64,665	2,489
WEC Energy Group Inc	84,142	5,462		Intuitive Surgical Inc (a)	10,145	7,058
Xcel Energy Inc	135,406	5,955		Medtronic PLC	374,842	32,847
		$157,186		Patterson Cos Inc	22,188	1,095
Electrical Components & Equipment - 0.31%				St Jude Medical Inc	75,780	6,293
Acuity Brands Inc	11,683	3,066		Stryker Corp	83,742	9,737
AMETEK Inc	62,220	2,926		Thermo Fisher Scientific Inc	104,899	16,662
Emerson Electric Co	171,499	9,587		Varian Medical Systems Inc (a)	25,381	2,405
		$15,579		Zimmer Biomet Holdings Inc	53,071	6,960
Electronics - 1.26%						$160,682
Agilent Technologies Inc	87,374	4,204		Healthcare - Services - 1.87%
Allegion PLC	25,520	1,847		Aetna Inc	93,460	10,768
Amphenol Corp	82,084	4,886		Anthem Inc	70,096	9,206
Corning Inc	286,658	6,370		Centene Corp (a)	45,442	3,206
FLIR Systems Inc	36,688	1,195		Cigna Corp	68,379	8,818

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)				Lodging (continued)
DaVita HealthCare Partners Inc (a)	43,487	$3,372		Wyndham Worldwide Corp	29,843	$2,120
HCA Holdings Inc (a)	80,268	6,191		Wynn Resorts Ltd	21,707	2,126
Humana Inc	39,729	6,855				$11,397
Laboratory Corp of America Holdings (a)	27,297	3,810		Machinery - Construction & Mining - 0.25%
Quest Diagnostics Inc	37,708	3,257		Caterpillar Inc	155,643	12,881
UnitedHealth Group Inc	253,458	36,295
Universal Health Services Inc	23,927	3,099		Machinery - Diversified - 0.47%
		$94,877		Cummins Inc	42,234	5,185
Holding Companies - Diversified - 0.03%				Deere & Co	79,584	6,185
Leucadia National Corp	88,860	1,623		Flowserve Corp	34,752	1,663
				Rockwell Automation Inc	34,723	3,972
Home Builders - 0.14%				Roper Technologies Inc	26,977	4,596
DR Horton Inc	88,001	2,893		Xylem Inc/NY	47,689	2,280
Lennar Corp - A Shares	48,891	2,288				$23,881
PulteGroup Inc	83,940	1,778		Media - 2.48%
		$6,959		CBS Corp	110,711	5,781
Home Furnishings - 0.14%				Comcast Corp - Class A	644,506	43,343
Harman International Industries Inc	18,808	1,554		Discovery Communications Inc - A Shares (a)	40,113	1,007
Leggett & Platt Inc	35,807	1,883		Discovery Communications Inc - C Shares (a)	63,644	1,562
Whirlpool Corp	20,250	3,895		News Corp - A Shares	101,450	1,316
		$7,332		News Corp - B Shares	28,736	386
Housewares - 0.13%				Scripps Networks Interactive Inc	25,331	1,674
Newell Brands Inc	121,738	6,386		TEGNA Inc	58,003	1,270
				Time Warner Inc	209,631	16,068
Insurance - 3.91%				Twenty-First Century Fox Inc - A Shares	292,090	7,781
Aflac Inc	110,357	7,977		Twenty-First Century Fox Inc - B Shares	114,946	3,107
Allstate Corp/The	99,796	6,819		Viacom Inc - B Shares	92,396	4,201
American International Group Inc	298,303	16,240		Walt Disney Co/The	397,898	38,178
Aon PLC	70,620	7,561				$125,674
Arthur J Gallagher & Co	47,217	2,323		Mining - 0.28%
Assurant Inc	16,510	1,370		Alcoa Inc	350,571	3,723
Berkshire Hathaway Inc - Class B (a)	499,516	72,065		Freeport-McMoRan Inc	333,786	4,326
Chubb Ltd	123,817	15,509		Newmont Mining Corp	141,424	6,223
Cincinnati Financial Corp	39,431	2,945				$14,272
Hartford Financial Services Group Inc/The	104,865	4,179		Miscellaneous Manufacturers - 2.77%
Lincoln National Corp	63,712	2,782		3M Co	161,680	28,837
Loews Corp	71,395	2,951		Dover Corp	41,358	2,954
Marsh & McLennan Cos Inc	138,946	9,136		Eaton Corp PLC	122,090	7,742
MetLife Inc	292,874	12,517		General Electric Co	2,451,311	76,334
Progressive Corp/The	155,411	5,052		Illinois Tool Works Inc	86,218	9,950
Prudential Financial Inc	117,825	8,871		Ingersoll-Rand PLC	68,632	4,547
Torchmark Corp	29,910	1,851		Parker-Hannifin Corp	35,902	4,100
Travelers Cos Inc/The	77,944	9,059		Pentair PLC	48,173	3,074
Unum Group	63,380	2,118		Textron Inc	71,663	2,795
Willis Towers Watson PLC	36,904	4,562				$140,333
XL Group Ltd	75,885	2,626		Office & Business Equipment - 0.07%
		$198,513		Pitney Bowes Inc	50,280	971
Internet - 6.64%				Xerox Corp	253,835	2,614
Alphabet Inc - A Shares (a)	78,285	61,950				$3,585
Alphabet Inc - C Shares (a)	78,734	60,530		Oil & Gas - 5.43%
Amazon.com Inc (a)	103,136	78,260		Anadarko Petroleum Corp	136,065	7,420
eBay Inc (a)	281,765	8,780		Apache Corp	100,906	5,298
Expedia Inc	31,248	3,645		Cabot Oil & Gas Corp	123,956	3,058
F5 Networks Inc (a)	17,855	2,204		Chesapeake Energy Corp (a)	155,902	845
Facebook Inc (a)	616,280	76,382		Chevron Corp	502,410	51,487
Netflix Inc (a)	114,173	10,418		Cimarex Energy Co	25,275	3,034
Priceline Group Inc/The (a)	13,232	17,874		Concho Resources Inc (a)	34,747	4,316
Symantec Corp	163,220	3,334		ConocoPhillips	330,120	13,475
TripAdvisor Inc (a)	30,469	2,132		Devon Energy Corp	139,684	5,347
VeriSign Inc (a)	25,446	2,204		Diamond Offshore Drilling Inc	17,185	390
Yahoo! Inc (a)	232,964	8,897		EOG Resources Inc	146,688	11,984
		$336,610		EQT Corp	46,046	3,355
Iron & Steel - 0.09%				Exxon Mobil Corp	1,105,373	98,323
Nucor Corp	84,751	4,546		Helmerich & Payne Inc	28,800	1,785
				Hess Corp	70,270	3,770
Leisure Products & Services - 0.22%				Marathon Oil Corp	225,960	3,082
Carnival Corp	116,883	5,461		Marathon Petroleum Corp	141,239	5,563
Harley-Davidson Inc	48,273	2,554		Murphy Oil Corp	43,148	1,184
Royal Caribbean Cruises Ltd	44,754	3,242		Newfield Exploration Co (a)	52,436	2,270
		$11,257		Noble Energy Inc	114,245	4,081
Lodging - 0.22%				Occidental Petroleum Corp	203,592	15,214
Marriott International Inc/MD	50,828	3,644		Phillips 66	124,693	9,484
Starwood Hotels & Resorts Worldwide Inc	44,930	3,507		Pioneer Natural Resources Co	43,599	7,088

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				REITS (continued)
Range Resources Corp	45,249	$1,824		Welltower Inc	95,165	$7,549
Southwestern Energy Co (a)	126,087	1,838		Weyerhaeuser Co	199,149	6,516
Tesoro Corp	31,983	2,436				$159,178
Transocean Ltd	91,511	1,006		Retail - 6.59%
Valero Energy Corp	125,236	6,547		Advance Auto Parts Inc	19,608	3,331
		$275,504		AutoNation Inc (a)	18,964	1,012
Oil & Gas Services - 0.99%				AutoZone Inc (a)	7,959	6,478
Baker Hughes Inc	116,735	5,583		Bed Bath & Beyond Inc	41,150	1,850
FMC Technologies Inc (a)	60,340	1,531		Best Buy Co Inc	75,159	2,525
Halliburton Co	229,056	10,001		CarMax Inc (a)	51,669	3,010
National Oilwell Varco Inc	100,514	3,252		Chipotle Mexican Grill Inc (a)	7,784	3,300
Schlumberger Ltd	370,407	29,825		Coach Inc	74,115	3,195
		$50,192		Costco Wholesale Corp	116,776	19,527
Packaging & Containers - 0.19%				CVS Health Corp	286,304	26,546
Ball Corp	46,328	3,274		Darden Restaurants Inc	30,403	1,872
Owens-Illinois Inc (a)	43,163	811		Dollar General Corp	75,647	7,167
Sealed Air Corp	52,552	2,479		Dollar Tree Inc (a)	62,795	6,046
WestRock Co	67,338	2,890		Foot Locker Inc	36,278	2,163
		$9,454		Gap Inc/The	60,469	1,559
Pharmaceuticals - 7.15%				Genuine Parts Co	39,885	4,078
AbbVie Inc	431,143	28,555		Home Depot Inc/The	331,618	45,843
Allergan plc (a)	105,444	26,672		Kohl's Corp	48,971	2,037
AmerisourceBergen Corp	48,909	4,167		L Brands Inc	67,443	4,984
Bristol-Myers Squibb Co	444,991	33,290		Lowe's Cos Inc	236,211	19,435
Cardinal Health Inc	86,853	7,261		Macy's Inc	82,209	2,945
Eli Lilly & Co	258,942	21,464		McDonald's Corp	234,013	27,532
Endo International PLC (a)	54,607	948		Nordstrom Inc	34,212	1,513
Express Scripts Holding Co (a)	168,688	12,832		O'Reilly Automotive Inc (a)	25,712	7,473
Johnson & Johnson	733,246	91,824		PVH Corp	21,603	2,183
Mallinckrodt PLC (a)	29,143	1,962		Ross Stores Inc	107,109	6,623
McKesson Corp	59,984	11,670		Signet Jewelers Ltd	20,794	1,828
Mead Johnson Nutrition Co	49,759	4,439		Staples Inc	172,283	1,600
Merck & Co Inc	737,880	43,284		Starbucks Corp	390,502	22,669
Mylan NV (a)	113,834	5,326		Target Corp	157,084	11,833
Perrigo Co PLC	38,179	3,489		Tiffany & Co	29,225	1,886
Pfizer Inc (b)	1,616,723	59,641		TJX Cos Inc/The	176,226	14,401
Zoetis Inc	121,691	6,142		Tractor Supply Co	35,568	3,260
				Ulta Salon Cosmetics & Fragrance Inc (a)	16,648	4,349
		$362,966		Urban Outfitters Inc (a)	23,102	691
Pipelines - 0.46%
Kinder Morgan Inc/DE	487,795	9,917		Walgreens Boots Alliance Inc	230,371	18,257
ONEOK Inc	56,008	2,508		Wal-Mart Stores Inc	407,098	29,706
Spectra Energy Corp	182,391	6,561		Yum! Brands Inc	108,612	9,712
Williams Cos Inc/The	182,074	4,364				$334,419
		$23,350		Savings & Loans - 0.02%
Real Estate - 0.04%				People's United Financial Inc	82,867	1,256
CBRE Group Inc (a)	77,793	2,213
				Semiconductors - 2.96%
REITS - 3.14%				Analog Devices Inc	81,931	5,230
American Tower Corp	113,176	13,102		Applied Materials Inc	290,336	7,633
Apartment Investment & Management Co	41,747	1,919		Broadcom Ltd	98,878	16,016
AvalonBay Communities Inc	36,563	6,788		Intel Corp	1,258,756	43,880
Boston Properties Inc	40,948	5,820		KLA-Tencor Corp	41,507	3,142
Crown Castle International Corp	89,807	8,714		Lam Research Corp	42,545	3,819
Digital Realty Trust Inc	39,138	4,088		Linear Technology Corp	63,737	3,824
Equinix Inc	18,507	6,901		Microchip Technology Inc	57,265	3,186
				Micron Technology Inc (a)	276,446	3,798
Equity Residential	97,432	6,624
Essex Property Trust Inc	17,441	4,079		NVIDIA Corp	135,232	7,722
				Qorvo Inc (a)	33,996	2,150
Extra Space Storage Inc	33,377	2,871
Federal Realty Investment Trust	18,901	3,208		QUALCOMM Inc	391,572	24,505
General Growth Properties Inc	155,387	4,965		Skyworks Solutions Inc	50,712	3,348
HCP Inc	124,512	4,885		Texas Instruments Inc	267,699	18,672
Host Hotels & Resorts Inc	199,213	3,534		Xilinx Inc	67,636	3,455
Iron Mountain Inc	63,714	2,626				$150,380
Kimco Realty Corp	111,866	3,591		Software - 4.70%
Macerich Co/The	33,646	3,003		Activision Blizzard Inc	135,786	5,453
Prologis Inc	140,048	7,631		Adobe Systems Inc (a)	133,342	13,049
Public Storage	39,285	9,386		Akamai Technologies Inc (a)	46,808	2,365
Realty Income Corp	68,677	4,908		Autodesk Inc (a)	59,869	3,559
Simon Property Group Inc	82,480	18,726		CA Inc	78,881	2,733
SL Green Realty Corp	26,720	3,148		Cerner Corp (a)	80,209	5,004
UDR Inc	71,211	2,651		Citrix Systems Inc (a)	41,345	3,685
Ventas Inc	90,136	6,865		Dun & Bradstreet Corp/The	9,665	1,249
Vornado Realty Trust	47,301	5,080		Electronic Arts Inc (a)	80,401	6,136

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Software (continued)				Sector	Percent
Fidelity National Information Services Inc	73,969	$5,883		Consumer, Non-cyclical	24.26%
Fiserv Inc (a)	59,267	6,541		Financial	16.55%
Intuit Inc	68,208	7,571		Communications	12.96%
Microsoft Corp	2,095,386	118,767		Technology	12.73%
Oracle Corp	829,680	34,050		Consumer, Cyclical	9.96%
Paychex Inc	85,438	5,065		Industrial	9.60%
Red Hat Inc (a)	48,365	3,641		Energy	6.90%
salesforce.com Inc (a)	169,766	13,887		Utilities	3.42%
		$238,638		Basic Materials	2.52%
Telecommunications - 3.69%				Investment Companies	1.12%
AT&T Inc	1,641,021	71,040		Diversified	0.03%
CenturyLink Inc	145,562	4,576		Other Assets and Liabilities	(0.05)%
Cisco Systems Inc	1,340,784	40,934		TOTAL NET ASSETS	100.00%
Frontier Communications Corp	312,711	1,626
Juniper Networks Inc	94,161	2,136
Level 3 Communications Inc (a)	77,285	3,911
Motorola Solutions Inc	42,354	2,939
Verizon Communications Inc	1,086,627	60,210
		$187,372
Textiles - 0.07%
Mohawk Industries Inc (a)	16,985	3,549

Toys, Games & Hobbies - 0.11%
Hasbro Inc	29,917	2,430
Mattel Inc	90,753	3,030
		$5,460
Transportation - 1.51%
CH Robinson Worldwide Inc	38,057	2,650
CSX Corp	254,808	7,219
Expeditors International of Washington Inc	48,531	2,399
FedEx Corp	66,545	10,774
JB Hunt Transport Services Inc	23,724	1,972
Kansas City Southern	28,786	2,767
Norfolk Southern Corp	78,835	7,078
Ryder System Inc	14,315	943
Union Pacific Corp	224,196	20,861
United Parcel Service Inc	184,055	19,896
		$76,559
Water - 0.08%
American Water Works Co Inc	47,373	3,912

TOTAL COMMON STOCKS		$5,018,532
INVESTMENT COMPANIES - 1.12%	Shares Held	Value(000	's)
Exchange Traded Funds - 0.33%
iShares Core S&P 500 ETF	77,069	16,827

Money Market Funds - 0.79%
Morgan Stanley Institutional Liquidity Funds -	40,067,601	40,068
Government Portfolio

TOTAL INVESTMENT COMPANIES		$56,895
Total Investments		$5,075,427
Other Assets and Liabilities - (0.05)%		$(2,331)
TOTAL NET ASSETS - 100.00%		$5,073,096

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,051 or 0.06% of net assets.

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2016	Long	345	$36,229	$37,401	$1,172
Total					$1,172
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
July 31, 2016 (unaudited)

COMMON STOCKS - 99.52%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.07%				Iron & Steel - 1.12%
General Dynamics Corp	180,300	$26,484		Nucor Corp	517,000	$27,732

Agriculture - 0.98%				Machinery - Diversified - 0.80%
Altria Group Inc	358,100	24,243		BWX Technologies Inc	538,100	19,807

Automobile Manufacturers - 0.93%				Miscellaneous Manufacturers - 3.19%
Ford Motor Co	1,813,800	22,963		General Electric Co	1,308,300	40,741
				Ingersoll-Rand PLC	140,900	9,336
Banks - 10.58%				Parker-Hannifin Corp	251,600	28,730
Bank of America Corp	1,619,000	23,459				$78,807
Citigroup Inc	735,400	32,218		Oil & Gas - 11.52%
JPMorgan Chase & Co	1,831,000	117,129		Chevron Corp	331,552	33,977
SunTrust Banks Inc	1,721,100	72,786		Exxon Mobil Corp	1,640,700	145,940
Wells Fargo & Co	324,000	15,542		Helmerich & Payne Inc	497,540	30,833
		$261,134		Murphy Oil Corp	1,767,000	48,469
Biotechnology - 1.04%				Murphy USA Inc (a)	118,200	9,059
Amgen Inc	149,700	25,753		Newfield Exploration Co (a)	368,700	15,965
						$284,243
Building Materials - 2.09%				Pharmaceuticals - 6.84%
Owens Corning	973,800	51,524		Cardinal Health Inc	605,600	50,628
				Johnson & Johnson	447,000	55,978
Chemicals - 3.86%				Pfizer Inc	1,686,600	62,219
Cabot Corp	390,000	18,989				$168,825
Dow Chemical Co/The	1,421,400	76,287		REITS - 6.85%
		$95,276		Corporate Office Properties Trust	447,200	13,398
Computers - 0.84%				Duke Realty Corp	924,800	26,625
Amdocs Ltd	356,200	20,788		Kimco Realty Corp	484,700	15,559
				Liberty Property Trust	340,800	14,102
Cosmetics & Personal Care - 1.13%				Public Storage	134,930	32,238
Procter & Gamble Co/The	326,000	27,902		Realty Income Corp	185,900	13,286
				Regency Centers Corp	168,600	14,319
Diversified Financial Services - 1.48%				Simon Property Group Inc	174,400	39,596
CME Group Inc	156,400	15,990				$169,123
CoreLogic Inc/United States (a)	506,700	20,410		Retail - 8.01%
		$36,400		CVS Health Corp	137,100	12,712
Electric - 3.95%				Darden Restaurants Inc	225,600	13,888
Exelon Corp	569,900	21,246		Target Corp	748,700	56,399
MDU Resources Group Inc	874,700	21,036		Wal-Mart Stores Inc	1,296,000	94,569
Xcel Energy Inc	1,253,500	55,129		World Fuel Services Corp	421,800	20,078
		$97,411				$197,646
Engineering & Construction - 1.57%				Semiconductors - 3.11%
Fluor Corp	725,000	38,802		Intel Corp	2,201,400	76,741

Environmental Control - 0.58%				Shipbuilding - 0.41%
Waste Management Inc	215,000	14,216		Huntington Ingalls Industries Inc	58,700	10,130

Food - 1.97%				Software - 1.07%
Ingredion Inc	149,800	19,959		Microsoft Corp	463,400	26,266
Tyson Foods Inc (b)	388,800	28,616
		$48,575		Telecommunications - 6.72%
Gas - 1.62%				AT&T Inc	1,367,200	59,186
CenterPoint Energy Inc	1,667,300	39,882		Cisco Systems Inc	3,490,400	106,562
						$165,748
Hand & Machine Tools - 1.99%				TOTAL COMMON STOCKS		$2,455,835
Stanley Black & Decker Inc	404,000	49,167		INVESTMENT COMPANIES - 0.16%	Shares Held	Value(000	's)
				Money Market Funds - 0.16%
Healthcare - Products - 1.10%				Goldman Sachs Financial Square Funds -	3,899,966	3,900
Baxter International Inc	564,600	27,112		Government Fund

Healthcare - Services - 3.30%				TOTAL INVESTMENT COMPANIES		$3,900
Aetna Inc	164,800	18,987		Total Investments		$2,459,735
Anthem Inc	357,070	46,897		Other Assets and Liabilities - 0.32%		$7,954
UnitedHealth Group Inc	108,200	15,494		TOTAL NET ASSETS - 100.00%		$2,467,689
		$81,378
Insurance - 9.80%
Aflac Inc	842,900	60,925		(a) Non-Income Producing Security
Berkshire Hathaway Inc - Class B (a)	413,700	59,684		(b) Security or a portion of the security was pledged to cover margin
Everest Re Group Ltd	145,800	27,558		requirements for futures contracts. At the end of the period, the value of
Travelers Cos Inc/The	548,000	63,688		these securities totaled $14,720 or 0.60% of net assets.
Unum Group	895,000	29,902
		$241,757

See accompanying notes

Schedule of Investments
LargeCap Value Fund
July 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	28.71%
Consumer, Non-cyclical	16.36%
Industrial	11.70%
Energy	11.52%
Consumer, Cyclical	8.94%
Communications	6.72%
Utilities	5.57%
Technology	5.02%
Basic Materials	4.98%
Investment Companies	0.16%
Other Assets and Liabilities	0.32%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2016 (unaudited)

COMMON STOCKS - 96.36%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.00%				Banks (continued)
Clear Channel Outdoor Holdings Inc	2,234	$16		Western Alliance Bancorp (a)	1,368	$47
						$224,674
Aerospace & Defense - 4.77%				Beverages - 0.76%
Boeing Co/The	69,600	9,303		Brown-Forman Corp - A Shares	203	21
General Dynamics Corp	197,718	29,042		Brown-Forman Corp - B Shares	321	31
Harris Corp	4,010	347		Coca-Cola Co/The	22,680	990
L-3 Communications Holdings Inc	2,558	388		Molson Coors Brewing Co	3,961	405
Raytheon Co	124,517	17,374		PepsiCo Inc	111,104	12,102
Spirit AeroSystems Holdings Inc (a)	2,441	106				$13,549
United Technologies Corp	268,827	28,940		Biotechnology - 0.01%
		$85,500		Alnylam Pharmaceuticals Inc (a)	305	21
Agriculture - 2.93%				Bio-Rad Laboratories Inc (a)	722	104
Altria Group Inc	311,847	21,112		Juno Therapeutics Inc (a)	191	6
Archer-Daniels-Midland Co	13,269	598		United Therapeutics Corp (a)	983	119
Bunge Ltd	4,389	289				$250
Philip Morris International Inc	300,905	30,168		Building Materials - 1.07%
Reynolds American Inc	7,320	367		Armstrong World Industries Inc (a)	1,489	63
		$52,534		Cree Inc (a)	1,973	57
Airlines - 0.09%				CRH PLC ADR	600,239	18,463
Alaska Air Group Inc	923	62		Lennox International Inc	257	40
American Airlines Group Inc	13,302	472		Martin Marietta Materials Inc	276	56
Copa Holdings SA	1,021	68		Masco Corp	4,358	159
Delta Air Lines Inc	8,296	322		Owens Corning	3,984	211
JetBlue Airways Corp (a)	9,805	180		USG Corp (a)	3,384	95
United Continental Holdings Inc (a)	11,217	526		Vulcan Materials Co	210	26
		$1,630				$19,170
Apparel - 0.60%				Chemicals - 2.36%
Ralph Lauren Corp	1,754	172		Air Products & Chemicals Inc	174,922	26,137
VF Corp	169,300	10,569		Albemarle Corp	3,717	313
		$10,741		Cabot Corp	2,457	120
Automobile Manufacturers - 0.22%				Celanese Corp	4,515	286
Ford Motor Co	134,348	1,701		CF Industries Holdings Inc	7,953	196
General Motors Co	48,454	1,528		Dow Chemical Co/The	34,544	1,854
PACCAR Inc	12,215	720		Eastman Chemical Co	4,950	323
		$3,949		Huntsman Corp	6,949	107
Automobile Parts & Equipment - 1.61%				LyondellBasell Industries NV	7,269	547
Allison Transmission Holdings Inc	5,169	149		Monsanto Co	3,535	377
BorgWarner Inc	6,287	208		Mosaic Co/The	11,286	305
Goodyear Tire & Rubber Co/The	8,812	252		Platform Specialty Products Corp (a)	5,341	49
Johnson Controls Inc	612,595	28,131		Praxair Inc	799	93
Lear Corp	588	67		Sherwin-Williams Co/The	38,340	11,492
		$28,807		Westlake Chemical Corp	1,760	81
Banks - 12.54%				WR Grace & Co	1,251	94
Associated Banc-Corp	5,701	106				$42,374
Bank of America Corp	2,440,306	35,360		Coal - 0.01%
Bank of Hawaii Corp	1,696	117		CONSOL Energy Inc	7,402	143
Bank of New York Mellon Corp/The	24,169	952
BankUnited Inc	3,629	109		Commercial Services - 1.28%
BB&T Corp	35,495	1,309		Aramark	4,822	173
Capital One Financial Corp	307,333	20,616		Booz Allen Hamilton Holding Corp	374,808	11,574
Citigroup Inc	455,839	19,970		H&R Block Inc	7,293	174
Citizens Financial Group Inc	10,777	241		IHS Markit Ltd (a)	1,219	42
Commerce Bancshares Inc/MO	3,154	149		ManpowerGroup Inc	2,517	175
Cullen/Frost Bankers Inc	1,916	130		Moody's Corp	407	43
East West Bancorp Inc	5,246	180		Nielsen Holdings PLC	1,801	97
Fifth Third Bancorp	17,626	335		PayPal Holdings Inc (a)	281,760	10,493
First Horizon National Corp	8,951	130		Quanta Services Inc (a)	3,788	97
Goldman Sachs Group Inc/The	8,908	1,415		RR Donnelley & Sons Co	3,307	59
Huntington Bancshares Inc/OH	27,135	258		United Rentals Inc (a)	477	38
JPMorgan Chase & Co	831,439	53,187				$22,965
KeyCorp	28,136	329		Computers - 2.01%
M&T Bank Corp	3,446	395		Amdocs Ltd	282,970	16,514
Morgan Stanley	49,229	1,414		Apple Inc	14,582	1,520
Northern Trust Corp	4,772	323		Brocade Communications Systems Inc	15,825	147
PacWest Bancorp	4,167	172		Computer Sciences Corp	4,675	224
PNC Financial Services Group Inc/The	274,787	22,711		DST Systems Inc	93,450	11,525
Popular Inc	4,138	139		EMC Corp	58,817	1,663
Regions Financial Corp	42,377	389		Hewlett Packard Enterprise Co	39,853	838
State Street Corp	277,434	18,250		HP Inc	60,033	841
SunTrust Banks Inc	25,188	1,065		International Business Machines Corp	9,722	1,562
TCF Financial Corp	6,487	88		Leidos Holdings Inc	2,556	128
US Bancorp	37,500	1,581		Lexmark International Inc	2,078	76
Wells Fargo & Co	900,728	43,207		NetApp Inc	9,416	248

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Computers (continued)				Electric (continued)
Synopsys Inc (a)	4,734	$256		WEC Energy Group Inc	203,685	$13,221
Western Digital Corp	10,385	493		Westar Energy Inc	4,793	266
		$36,035		Xcel Energy Inc	22,661	997
Consumer Products - 0.03%						$51,507
Avery Dennison Corp	471	37		Electrical Components & Equipment - 0.09%
Clorox Co/The	2,403	315		AMETEK Inc	6,073	286
Kimberly-Clark Corp	1,219	158		Emerson Electric Co	20,180	1,128
		$510		Energizer Holdings Inc	1,537	79
Cosmetics & Personal Care - 1.25%				Hubbell Inc	827	89
Colgate-Palmolive Co	202,386	15,064				$1,582
Procter & Gamble Co/The	86,026	7,363		Electronics - 1.72%
		$22,427		Agilent Technologies Inc	13,259	638
Distribution & Wholesale - 0.01%				Arrow Electronics Inc (a)	3,023	201
Ingram Micro Inc	4,813	165		Avnet Inc	4,291	176
WESCO International Inc (a)	1,585	88		Corning Inc	24,820	552
		$253		Fitbit Inc (a)	1,244	17
Diversified Financial Services - 2.43%				FLIR Systems Inc	4,552	148
Affiliated Managers Group Inc (a)	254	37		Fortive Corp	7,672	370
Air Lease Corp	1,814	52		Garmin Ltd	3,842	209
Alliance Data Systems Corp (a)	23,755	5,502		Gentex Corp	4,456	79
Ally Financial Inc	14,902	269		Honeywell International Inc	236,549	27,518
American Express Co	294,778	19,001		Jabil Circuit Inc	6,163	125
Ameriprise Financial Inc	2,523	242		Keysight Technologies Inc (a)	5,653	165
BlackRock Inc	2,885	1,057		National Instruments Corp	958	27
Charles Schwab Corp/The	5,481	156		PerkinElmer Inc	2,925	167
CIT Group Inc	6,583	227		Trimble Navigation Ltd (a)	1,926	51
CME Group Inc	7,797	797		Tyco International Plc	8,338	380
CoreLogic Inc/United States (a)	1,741	70				$30,823
Discover Financial Services	15,310	870		Energy - Alternate Sources - 0.01%
E*TRADE Financial Corp (a)	9,123	229		First Solar Inc (a)	2,451	114
FNF Group	8,725	329
Franklin Resources Inc	11,636	421		Engineering & Construction - 0.06%
Intercontinental Exchange Inc	44,350	11,717		AECOM (a)	5,335	189
Invesco Ltd	11,183	326		Chicago Bridge & Iron Co NV ADR	3,463	117
Lazard Ltd	3,829	137		Fluor Corp	4,664	250
LPL Financial Holdings Inc	2,775	75		Jacobs Engineering Group Inc (a)	4,183	224
Nasdaq Inc	3,853	273		KBR Inc	5,571	78
Navient Corp	11,699	166		SBA Communications Corp (a)	1,034	119
Raymond James Financial Inc	4,346	239				$977
Santander Consumer USA Holdings Inc (a)	4,584	50		Entertainment - 0.01%
SLM Corp (a)	13,991	101		Dolby Laboratories Inc	1,820	92
Synchrony Financial	38,064	1,061		International Game Technology PLC	3,918	82
T Rowe Price Group Inc	1,311	93		Regal Entertainment Group	2,865	67
TD Ameritrade Holding Corp	1,225	37				$241
		$43,534		Environmental Control - 0.04%
Electric - 2.87%				Republic Services Inc	7,797	400
AES Corp/VA	22,949	283		Waste Management Inc	5,479	362
Alliant Energy Corp	7,553	304				$762
Ameren Corp	8,069	423		Food - 1.91%
American Electric Power Co Inc	11,365	788		ConAgra Foods Inc	2,104	98
CMS Energy Corp	9,309	421		Flowers Foods Inc	1,190	22
Consolidated Edison Inc	13,243	1,061		General Mills Inc	159,400	11,459
Dominion Resources Inc/VA	13,324	1,040		Hain Celestial Group Inc/The (a)	891	47
DTE Energy Co	4,135	403		Hormel Foods Corp	1,534	57
Duke Energy Corp	22,799	1,951		Ingredion Inc	789	105
Edison International	13,660	1,057		JM Smucker Co/The	48,479	7,474
Entergy Corp	95,100	7,740		Kellogg Co	439	36
Eversource Energy	7,329	429		Kraft Heinz Co/The	12,004	1,037
Exelon Corp	20,475	763		McCormick & Co Inc/MD	107,800	11,023
FirstEnergy Corp	20,800	726		Mondelez International Inc	34,502	1,517
Great Plains Energy Inc	5,711	170		Pilgrim's Pride Corp	2,152	50
Hawaiian Electric Industries Inc	4,001	124		Pinnacle Foods Inc	3,941	198
ITC Holdings Corp	2,791	129		Post Holdings Inc (a)	955	83
MDU Resources Group Inc	7,302	176		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	16,993	—
NextEra Energy Inc	108,502	13,920		Safeway, Inc. - CVR - Property Development	16,993	—
NRG Energy Inc	10,849	150		Centers (a),(b),(c)
OGE Energy Corp	7,028	226		TreeHouse Foods Inc (a)	1,257	130
PG&E Corp	11,463	733		Tyson Foods Inc	8,572	631
Pinnacle West Capital Corp	3,824	302		Whole Foods Market Inc	8,560	261
PPL Corp	27,205	1,026				$34,228
Public Service Enterprise Group Inc	11,668	537		Forest Products & Paper - 0.03%
SCANA Corp	4,327	324		Domtar Corp	2,525	100
Southern Co/The	33,965	1,817

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Forest Products & Paper (continued)				Insurance (continued)
International Paper Co	9,459	$433		AmTrust Financial Services Inc	3,527	$84
		$533		Arch Capital Group Ltd (a)	3,939	286
Gas - 0.13%				Arthur J Gallagher & Co	2,273	112
Atmos Energy Corp	3,567	285		Aspen Insurance Holdings Ltd	2,492	115
CenterPoint Energy Inc	14,750	353		Assured Guaranty Ltd	4,988	134
National Fuel Gas Co	2,594	147		Axis Capital Holdings Ltd	3,359	187
NiSource Inc	10,998	282		Berkshire Hathaway Inc - Class B (a)	61,758	8,910
Questar Corp	6,608	166		Brown & Brown Inc	4,039	148
Sempra Energy	5,764	645		Chubb Ltd	113,117	14,169
UGI Corp	6,102	276		Cincinnati Financial Corp	5,050	377
Vectren Corp	3,179	164		CNA Financial Corp	1,675	53
		$2,318		Endurance Specialty Holdings Ltd	2,413	163
Hand & Machine Tools - 0.05%				Everest Re Group Ltd	1,467	277
Lincoln Electric Holdings Inc	1,056	66		First American Financial Corp	3,953	165
Regal Beloit Corp	1,582	96		Hanover Insurance Group Inc/The	1,652	136
Snap-on Inc	627	99		Hartford Financial Services Group Inc/The	9,024	360
Stanley Black & Decker Inc	5,780	703		Lincoln National Corp	6,277	274
		$964		Loews Corp	9,363	387
				Markel Corp (a)	449	426
Healthcare - Products - 3.70%
Abbott Laboratories	406,858	18,207		MetLife Inc	37,884	1,619
Baxter International Inc	20,007	961		Old Republic International Corp	8,999	174
Becton Dickinson and Co	70,900	12,478		Progressive Corp/The	12,123	394
Cooper Cos Inc/The	388	71		Prudential Financial Inc	18,092	1,362
Danaher Corp	15,345	1,250		Reinsurance Group of America Inc	2,295	228
DENTSPLY SIRONA Inc	5,298	339		RenaissanceRe Holdings Ltd	1,508	177
Hill-Rom Holdings Inc	311	17		Torchmark Corp	4,140	256
Medtronic PLC	347,689	30,468		Travelers Cos Inc/The	12,616	1,466
QIAGEN NV (a)	7,541	202		Unum Group	8,217	275
St Jude Medical Inc	1,951	162		Validus Holdings Ltd	2,928	145
Teleflex Inc	1,200	216		Voya Financial Inc	7,242	186
Thermo Fisher Scientific Inc	8,408	1,336		WR Berkley Corp	3,442	200
VWR Corp (a)	2,747	86		XL Group Ltd	6,409	222
Zimmer Biomet Holdings Inc	4,105	538				$76,931
		$66,331		Internet - 0.07%
Healthcare - Services - 3.45%				IAC/InterActiveCorp	849	49
Aetna Inc	104,817	12,076		Symantec Corp	17,163	351
Amsurg Corp (a)	929	70		Yahoo! Inc (a)	20,010	764
Anthem Inc	165,780	21,774				$1,164
Brookdale Senior Living Inc (a)	6,096	113		Iron & Steel - 0.06%
Centene Corp (a)	1,566	110		Nucor Corp	11,701	628
Cigna Corp	87,506	11,285		Reliance Steel & Aluminum Co	2,510	197
DaVita HealthCare Partners Inc (a)	3,363	261		Steel Dynamics Inc	7,214	193
Envision Healthcare Holdings Inc (a)	1,232	30		United States Steel Corp	4,377	120
HCA Holdings Inc (a)	2,300	177				$1,138
Humana Inc	200	35		Leisure Products & Services - 0.60%
Laboratory Corp of America Holdings (a)	1,888	264		Brunswick Corp/DE	891	44
LifePoint Health Inc (a)	1,454	86		Carnival Corp	212,909	9,947
MEDNAX Inc (a)	1,018	70		Norwegian Cruise Line Holdings Ltd (a)	4,580	195
Quest Diagnostics Inc	4,614	398		Royal Caribbean Cruises Ltd	5,351	388
UnitedHealth Group Inc	103,152	14,771		Vista Outdoor Inc (a)	1,957	98
Universal Health Services Inc	2,126	275				$10,672
WellCare Health Plans Inc (a)	264	28		Lodging - 0.05%
		$61,823		Choice Hotels International Inc	764	37
Home Builders - 0.03%				Extended Stay America Inc	3,040	43
DR Horton Inc	5,357	176		Hilton Worldwide Holdings Inc	2,581	60
Lennar Corp - A Shares	2,884	135		Hyatt Hotels Corp (a)	929	47
Lennar Corp - B Shares	531	20		Marriott International Inc/MD	1,015	73
PulteGroup Inc	7,844	166		MGM Resorts International (a)	13,643	327
Toll Brothers Inc (a)	2,747	77		Starwood Hotels & Resorts Worldwide Inc	2,434	190
		$574		Wynn Resorts Ltd	241	23
Home Furnishings - 0.03%						$800
Whirlpool Corp	2,882	554		Machinery - Construction & Mining - 0.10%
				Caterpillar Inc	18,259	1,511
Housewares - 0.00%				Oshkosh Corp	2,624	145
Scotts Miracle-Gro Co/The	465	34		Terex Corp	3,778	91
						$1,747
Insurance - 4.29%				Machinery - Diversified - 0.53%
Aflac Inc	18,252	1,319		AGCO Corp	2,494	120
Alleghany Corp (a)	514	279		Cummins Inc	6,241	766
Allstate Corp/The	167,517	11,447		Deere & Co	98,855	7,682
American Financial Group Inc/OH	2,540	186		Flowserve Corp	1,932	93
American International Group Inc	554,360	30,179		IDEX Corp	426	38
American National Insurance Co	471	54		Manitowoc Foodservice Inc (a)	2,842	52

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Machinery - Diversified (continued)				Oil & Gas (continued)
Rockwell Automation Inc	2,383	$273		Laredo Petroleum Inc (a)	5,294	$53
Roper Technologies Inc	2,299	392		Marathon Oil Corp	26,935	367
Xylem Inc/NY	3,161	151		Marathon Petroleum Corp	401,530	15,816
		$9,567		Memorial Resource Development Corp (a)	3,489	52
Media - 1.82%				Murphy Oil Corp	5,570	153
Comcast Corp - Class A	273,440	18,389		Murphy USA Inc (a)	703	54
Discovery Communications Inc - A Shares (a)	1,002	25		Nabors Industries Ltd	10,639	96
Discovery Communications Inc - C Shares (a)	1,447	36		Noble Corp plc	9,961	73
DISH Network Corp (a)	1,830	98		Noble Energy Inc	9,798	350
John Wiley & Sons Inc	1,795	104		Occidental Petroleum Corp	326,428	24,394
Liberty SiriusXM Group - A Shares (a)	3,492	125		Parsley Energy Inc (a)	4,857	138
Liberty SiriusXM Group - C Shares (a)	6,361	224		Patterson-UTI Energy Inc	5,506	107
News Corp - A Shares	13,310	173		PBF Energy Inc	4,058	91
TEGNA Inc	7,548	165		Phillips 66	190,764	14,510
Thomson Reuters Corp	13,391	564		Pioneer Natural Resources Co	11,508	1,871
Time Warner Inc	162,073	12,423		QEP Resources Inc	7,990	145
Twenty-First Century Fox Inc - A Shares	5,637	150		Range Resources Corp	5,492	221
Twenty-First Century Fox Inc - B Shares	2,534	68		Rice Energy Inc (a)	4,058	95
Viacom Inc - A Shares	493	24		Rowan Cos Plc	5,192	79
Viacom Inc - B Shares	932	42		SM Energy Co	2,239	61
		$32,610		Tesoro Corp	4,057	309
Metal Fabrication & Hardware - 0.01%				Transocean Ltd	12,848	141
Timken Co/The	2,804	94		Valero Energy Corp	10,840	567
Valmont Industries Inc	299	39		Whiting Petroleum Corp (a)	7,115	52
				WPX Energy Inc (a)	10,301	103
		$133
Mining - 0.10%						$179,873
Alcoa Inc	41,612	442		Oil & Gas Services - 0.78%
Freeport-McMoRan Inc	30,683	398		Baker Hughes Inc	10,067	481
Newmont Mining Corp	18,473	813		Dril-Quip Inc (a)	1,569	85
Southern Copper Corp	1,706	44		FMC Technologies Inc (a)	7,987	203
Tahoe Resources Inc	10,737	167		Frank's International NV	2,632	32
		$1,864		Halliburton Co	18,681	816
Miscellaneous Manufacturers - 0.51%				National Oilwell Varco Inc	8,711	282
AptarGroup Inc	1,722	135		Oceaneering International Inc	3,832	107
Carlisle Cos Inc	1,575	163		Schlumberger Ltd	141,849	11,422
Colfax Corp (a)	3,387	99		Superior Energy Services Inc	5,736	92
Crane Co	1,881	117		Targa Resources Corp	5,424	202
				Weatherford International PLC (a)	29,857	169
Dover Corp	5,056	361
Eaton Corp PLC	17,067	1,082				$13,891
General Electric Co	171,367	5,336		Packaging & Containers - 0.04%
Ingersoll-Rand PLC	6,865	455		Bemis Co Inc	2,992	153
ITT Inc	3,046	97		Graphic Packaging Holding Co	4,978	68
Parker-Hannifin Corp	5,840	667		Sonoco Products Co	3,595	183
Pentair PLC	5,401	345		WestRock Co	8,158	350
Textron Inc	6,093	238				$754
Trinity Industries Inc	4,881	113		Pharmaceuticals - 10.37%
		$9,208		Allergan plc (a)	3,727	943
Office & Business Equipment - 0.02%				Cardinal Health Inc	144,904	12,114
Xerox Corp	33,710	347		Express Scripts Holding Co (a)	222,230	16,905
				Johnson & Johnson	445,453	55,784
Oil & Gas - 10.04%				Mallinckrodt PLC (a)	3,572	241
Anadarko Petroleum Corp	11,763	641		Mead Johnson Nutrition Co	2,764	247
Antero Resources Corp (a)	5,921	155		Merck & Co Inc	411,450	24,136
Apache Corp	2,696	141		Mylan NV (a)	14,035	657
BP PLC ADR	718,580	24,719		OPKO Health Inc (a)	846	8
Cabot Oil & Gas Corp	4,581	113		Perrigo Co PLC	3,177	290
Chesapeake Energy Corp (a)	18,368	100		Pfizer Inc	968,657	35,733
Chevron Corp	267,439	27,408		Premier Inc (a)	1,356	44
Cimarex Energy Co	2,625	315		Quintiles Transnational Holdings Inc (a)	1,126	87
Concho Resources Inc (a)	3,011	374		Sanofi ADR	498,516	21,252
ConocoPhillips	444,386	18,140		Teva Pharmaceutical Industries Ltd ADR	326,871	17,488
Continental Resources Inc/OK (a)	1,836	81				$185,929
Devon Energy Corp	10,976	420		Pipelines - 0.10%
Diamond Offshore Drilling Inc	3,008	68		Kinder Morgan Inc/DE	44,410	903
Energen Corp	3,164	150		Spectra Energy Corp	13,654	491
Ensco PLC	11,234	103		Williams Cos Inc/The	13,260	318
EOG Resources Inc	142,371	11,632				$1,712
EQT Corp	89,235	6,502		Real Estate - 0.02%
Exxon Mobil Corp	306,804	27,290		Jones Lang LaSalle Inc	1,489	163
Helmerich & Payne Inc	3,385	210		Realogy Holdings Corp	4,625	143
Hess Corp	22,924	1,230				$306
HollyFrontier Corp	5,953	151		REITS - 2.37%
Kosmos Energy Ltd (a)	5,773	32		Alexandria Real Estate Equities Inc	2,279	256

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
REITS (continued)			Retail - 2.34%
American Campus Communities Inc	4,656	$252	AutoNation Inc (a)	1,349	$72
American Capital Agency Corp	11,276	221	Bed Bath & Beyond Inc	4,621	208
American Homes 4 Rent	5,571	121	Best Buy Co Inc	9,359	315
Annaly Capital Management Inc	31,237	343	Burlington Stores Inc (a)	1,263	97
Apartment Investment & Management Co	5,432	250	Cabela's Inc (a)	1,499	77
Apple Hospitality REIT Inc	6,086	124	Coach Inc	7,347	317
AvalonBay Communities Inc	3,161	587	CST Brands Inc	2,444	109
Boston Properties Inc	2,662	378	CVS Health Corp	116,765	10,826
Brandywine Realty Trust	6,663	112	Dick's Sporting Goods Inc	964	49
Brixmor Property Group Inc	6,659	189	Dillard's Inc	916	62
Camden Property Trust	2,906	260	Foot Locker Inc	827	49
Care Capital Properties Inc	3,186	94	GameStop Corp	3,937	122
Chimera Investment Corp	7,548	127	Gap Inc/The	7,188	185
Columbia Property Trust Inc	4,291	104	Genuine Parts Co	2,094	214
Corporate Office Properties Trust	3,893	117	Home Depot Inc/The	84,200	11,640
Corrections Corp of America	4,307	138	Kohl's Corp	6,215	259
Crown Castle International Corp	878	85	L Brands Inc	4,579	338
CubeSmart	2,728	81	Liberty Interactive Corp QVC Group (a)	6,755	181
CyrusOne Inc	802	44	Macy's Inc	10,086	361
DCT Industrial Trust Inc	3,396	171	Michaels Cos Inc/The (a)	1,435	38
DDR Corp	11,301	223	MSC Industrial Direct Co Inc	1,184	85
Digital Realty Trust Inc	4,138	432	Nu Skin Enterprises Inc	1,518	81
Douglas Emmett Inc	4,896	186	Penske Automotive Group Inc	1,429	57
Duke Realty Corp	11,929	343	PVH Corp	2,717	275
Empire State Realty Trust Inc	2,231	47	Signet Jewelers Ltd	331	29
EPR Properties	2,317	195	Staples Inc	22,289	207
Equity Commonwealth (a)	4,676	140	Target Corp	128,921	9,712
Equity One Inc	3,746	125	Tiffany & Co	3,633	234
Equity Residential	8,219	559	Urban Outfitters Inc (a)	1,372	41
Essex Property Trust Inc	2,529	592	Walgreens Boots Alliance Inc	23,754	1,883
Forest City Realty Trust Inc	8,079	191	Wal-Mart Stores Inc	50,628	3,694
General Growth Properties Inc	25,591	818	Wendy's Co/The	4,049	39
HCP Inc	10,734	421	World Fuel Services Corp	2,699	129
Healthcare Trust of America Inc	1,849	63			$41,985
Highwoods Properties Inc	3,539	197	Savings & Loans - 0.02%
Hospitality Properties Trust	5,300	169	First Niagara Financial Group Inc	13,577	138
Host Hotels & Resorts Inc	23,901	424	People's United Financial Inc	11,512	175
Kilroy Realty Corp	3,258	239	TFS Financial Corp	2,193	40
Kimco Realty Corp	13,535	434			$353
Liberty Property Trust	5,314	220	Semiconductors - 3.63%
Macerich Co/The	4,793	428	Analog Devices Inc	7,074	452
MFA Financial Inc	14,952	112	Applied Materials Inc	7,150	188
Mid-America Apartment Communities Inc	2,637	280	Intel Corp	137,990	4,810
National Retail Properties Inc	5,080	270	IPG Photonics Corp (a)	229	19
Omega Healthcare Investors Inc	3,966	137	Lam Research Corp	1,107	99
Outfront Media Inc	3,826	89	Linear Technology Corp	4,216	253
Paramount Group Inc	5,615	99	Marvell Technology Group Ltd	13,122	154
Piedmont Office Realty Trust Inc	5,824	128	Micron Technology Inc (a)	23,890	328
Post Properties Inc	2,091	133	ON Semiconductor Corp (a)	12,167	122
Prologis Inc	23,276	1,268	Qorvo Inc (a)	3,989	252
Public Storage	43,199	10,321	QUALCOMM Inc	391,091	24,475
Rayonier Inc	3,945	107	Skyworks Solutions Inc	569	38
Realty Income Corp	13,585	971	Teradyne Inc	6,723	133
Regency Centers Corp	2,812	239	Texas Instruments Inc	478,696	33,389
Retail Properties of America Inc	8,751	154	Xilinx Inc	5,624	287
Senior Housing Properties Trust	7,398	164			$64,999
Simon Property Group Inc	56,683	12,869	Shipbuilding - 0.00%
Sovran Self Storage Inc	767	79	Huntington Ingalls Industries Inc	385	66
Spirit Realty Capital Inc	17,106	234
Starwood Property Trust Inc	7,853	171	Software - 4.53%
STORE Capital Corp	5,692	178	Akamai Technologies Inc (a)	834	42
Sun Communities Inc	2,263	179	Allscripts Healthcare Solutions Inc (a)	6,790	96
Tanger Factory Outlet Centers Inc	983	41	ANSYS Inc (a)	2,251	201
Taubman Centers Inc	1,091	88	CA Inc	9,838	341
UDR Inc	8,953	333	Fidelity National Information Services Inc	3,237	258
Ventas Inc	12,773	973	Microsoft Corp	693,660	39,317
VEREIT Inc	30,008	332	Nuance Communications Inc (a)	2,912	47
Vornado Realty Trust	3,958	425	Oracle Corp	990,259	40,640
Weingarten Realty Investors	4,342	188	SS&C Technologies Holdings Inc	788	25
Welltower Inc	8,235	653	VMware Inc (a)	2,088	152
Weyerhaeuser Co	17,099	559	Zynga Inc (a)	26,489	76
WP Carey Inc	3,631	264			$81,195
		$42,538

See accompanying notes

		Schedule of Investments
		LargeCap Value Fund III
		July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications - 3.83%
AT&T Inc	427,333	$18,499
CenturyLink Inc	18,533	583
Cisco Systems Inc	161,540	4,932
EchoStar Corp (a)	1,648	64
Frontier Communications Corp	36,546	190
Juniper Networks Inc	12,106	275
Level 3 Communications Inc (a)	6,738	341
Motorola Solutions Inc	4,997	347
Sprint Corp (a)	23,436	144
Telephone & Data Systems Inc	2,947	93
T-Mobile US Inc (a)	3,384	157
United States Cellular Corp (a)	417	17
Verizon Communications Inc	777,313	43,070
		$68,712
Textiles - 0.01%
Mohawk Industries Inc (a)	496	104

Transportation - 1.99%
CSX Corp	32,831	930
Expeditors International of Washington Inc	2,101	104
FedEx Corp	58,400	9,455
Kansas City Southern	3,496	336
Kirby Corp (a)	1,715	94
Norfolk Southern Corp	113,494	10,189
Old Dominion Freight Line Inc (a)	897	63
Ryder System Inc	1,743	115
Union Pacific Corp	154,728	14,397
		$35,683
Trucking & Leasing - 0.00%
AMERCO	101	40

Water - 0.02%
American Water Works Co Inc	4,123	340

TOTAL COMMON STOCKS		$1,727,087
INVESTMENT COMPANIES - 3.58%	Shares Held	Value(000	's)
Money Market Funds - 3.58%
Cash Account Trust - Government & Agency	2,188,528	2,189
Portfolio - Government Cash Managed
First American Government Obligations Fund	32,317,076	32,317
Goldman Sachs Financial Square Funds -	29,697,335	29,697
Government Fund
		$64,203
TOTAL INVESTMENT COMPANIES		$64,203
Total Investments		$1,791,290
Other Assets and Liabilities - 0.06%		$1,034
TOTAL NET ASSETS - 100.00%		$1,792,324

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	25.69%
Financial	21.67%
Industrial	10.98%
Energy	10.94%
Technology	10.19%
Communications	5.72%
Consumer, Cyclical	5.60%
Investment Companies	3.58%
Utilities	3.02%
Basic Materials	2.55%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
July 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2016	Long	613	$65,164	$66,455	$1,291
Total					$1,291
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments MidCap Fund July 31, 2016 (unaudited)

COMMON STOCKS - 99.90%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.05%				Media - 6.63%
TransDigm Group Inc (a)	1,260,752	$352,405		FactSet Research Systems Inc	368,315	$63,335
				Liberty Braves Group - A Shares (a)	148,819	2,454
Banks - 0.99%				Liberty Braves Group - C Shares (a)	651,841	10,416
M&T Bank Corp	997,980	114,329		Liberty Broadband Corp - A Shares (a)	851,384	53,475
				Liberty Broadband Corp - C Shares (a)	2,684,212	169,937
Building Materials - 1.34%				Liberty Global PLC - A Shares (a)	974,944	30,916
Armstrong World Industries Inc (a)	1,241,850	52,741		Liberty Global PLC - C Shares (a)	5,790,065	179,203
Martin Marietta Materials Inc	499,822	101,289		Liberty Global Plc LiLAC - A Shares (a)	175,417	6,026
		$154,030		Liberty Global Plc LiLAC - C Shares (a)	780,779	27,327
Chemicals - 2.57%				Liberty Media Group - A Shares (a)	372,047	8,446
Air Products & Chemicals Inc	1,261,280	188,461		Liberty Media Group - C Shares (a)	989,619	22,187
Axalta Coating Systems Ltd (a)	1,420,188	40,546		Liberty SiriusXM Group - A Shares (a)	1,438,790	51,437
Ecolab Inc	571,540	67,659		Liberty SiriusXM Group - C Shares (a)	3,958,476	139,536
		$296,666				$764,695
Commercial Services - 11.43%				Miscellaneous Manufacturers - 1.49%
Brookfield Business Partners LP	310,000	6,609		Colfax Corp (a)	5,867,144	172,259
KAR Auction Services Inc	3,515,848	150,373
Live Nation Entertainment Inc (a)	3,340,434	91,595		Packaging & Containers - 0.15%
Macquarie Infrastructure Corp	1,784,853	136,809		WestRock Co	405,675	17,407
Moody's Corp	3,159,635	334,953
PayPal Holdings Inc (a)	2,587,947	96,375		Pharmaceuticals - 3.44%
Robert Half International Inc	811,924	29,668		Mead Johnson Nutrition Co	930,962	83,042
S&P Global Inc	2,134,586	260,846		Zoetis Inc	6,213,588	313,600
Verisk Analytics Inc (a)	2,482,726	211,727				$396,642
		$1,318,955		Private Equity - 1.03%
Distribution & Wholesale - 0.84%				KKR & Co LP	2,228,270	32,176
Fastenal Co	978,110	41,814		Onex Corp	1,398,046	86,728
HD Supply Holdings Inc (a)	1,509,209	54,618				$118,904
		$96,432		Real Estate - 7.30%
Diversified Financial Services - 2.16%				Brookfield Asset Management Inc	16,067,173	555,442
FNF Group	6,082,178	229,116		Brookfield Property Partners LP	1,945,430	47,663
FNFV Group (a)	1,650,324	19,688		CBRE Group Inc (a)	5,239,180	149,055
				Howard Hughes Corp/The (a)	754,058	90,080
		$248,804
Electric - 2.05%						$842,240
Brookfield Infrastructure Partners LP	4,068,623	191,469		REITS - 2.27%
Brookfield Renewable Partners LP	1,442,228	44,767		Equinix Inc	368,801	137,515
		$236,236		Forest City Realty Trust Inc	5,257,393	124,337
Electronics - 0.65%						$261,852
Sensata Technologies Holding NV (a)	1,972,193	74,786		Retail - 16.99%
				AutoZone Inc (a)	251,057	204,353
Engineering & Construction - 3.72%				CarMax Inc (a)	5,417,935	315,649
SBA Communications Corp (a)	3,731,327	429,103		Copart Inc (a)	2,414,245	121,774
				Dollar General Corp	858,940	81,376
Healthcare - Products - 1.55%				Dollar Tree Inc (a)	3,189,988	307,164
CR Bard Inc	800,944	179,195		Liberty Interactive Corp QVC Group (a)	5,898,258	158,132
				O'Reilly Automotive Inc (a)	1,039,507	302,112
Healthcare - Services - 1.24%				Restaurant Brands International Inc	4,805,073	214,931
DaVita HealthCare Partners Inc (a)	1,840,192	142,688		Ross Stores Inc	4,106,549	253,908
						$1,959,399
Holding Companies - Diversified - 0.88%				Semiconductors - 1.34%
Leucadia National Corp	5,534,656	101,063		Microchip Technology Inc	2,787,105	155,075

Home Builders - 0.51%				Software - 6.14%
Lennar Corp - A Shares	1,264,900	59,197		Autodesk Inc (a)	3,091,055	183,763
				CDK Global Inc	1,288,768	74,478
Insurance - 12.46%				CommerceHub Inc - Series A (a)	369,828	5,215
Alleghany Corp (a)	84,928	46,158		CommerceHub Inc - Series C (a)	739,656	10,355
Aon PLC	3,493,509	374,050		Fidelity National Information Services Inc	2,443,954	194,368
Arch Capital Group Ltd (a)	881,305	64,009		Intuit Inc	1,285,805	142,712
Brown & Brown Inc	2,994,387	109,774		MSCI Inc	1,132,049	97,401
Loews Corp	4,392,722	181,551				$708,292
Markel Corp (a)	417,667	396,262		Telecommunications - 1.35%
Progressive Corp/The	1,841,369	59,863		EchoStar Corp (a)	955,413	37,213
White Mountains Insurance Group Ltd	114,736	94,235		Motorola Solutions Inc	1,702,962	118,152
Willis Towers Watson PLC	897,149	110,906				$155,365
		$1,436,808		Textiles - 1.49%
Internet - 2.95%				Mohawk Industries Inc (a)	823,792	172,123
Liberty Ventures (a)	3,698,281	139,462
VeriSign Inc (a)	2,318,252	200,784		TOTAL COMMON STOCKS		$11,523,643
		$340,246
Machinery - Diversified - 1.89%
Roper Technologies Inc	1,282,268	218,447

See accompanying notes

		Schedule of Investments
		MidCap Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 0.13%	Shares Held	Value(000	's)
Money Market Funds - 0.13%
Goldman Sachs Financial Square Funds -	14,855,515	$14,856
Government Fund

TOTAL INVESTMENT COMPANIES		$14,856
Total Investments		$11,538,499
Other Assets and Liabilities - (0.03)%		$(3,099)
TOTAL NET ASSETS - 100.00%		$11,535,400

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.21%
Consumer, Cyclical		19.83%
Consumer, Non-cyclical		17.66%
Industrial		12.29%
Communications		10.93%
Technology		7.48%
Basic Materials		2.57%
Utilities		2.05%
Diversified		0.88%
Investment Companies		0.13%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments MidCap Growth Fund July 31, 2016 (unaudited)

COMMON STOCKS - 98.88%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 0.98%				Miscellaneous Manufacturers - 1.03%
Orbital ATK Inc	15,783	$1,375		Parker-Hannifin Corp	12,630	$1,442

Automobile Parts & Equipment - 2.36%				Oil & Gas - 1.46%
Mobileye NV (a)	69,078	3,310		Pioneer Natural Resources Co	12,604	2,049

Beverages - 5.55%				Pharmaceuticals - 4.27%
Constellation Brands Inc	23,608	3,887		DexCom Inc (a)	16,639	1,534
Molson Coors Brewing Co	20,121	2,055		VCA Inc (a)	20,912	1,492
Monster Beverage Corp (a)	11,410	1,833		Zoetis Inc	58,702	2,963
		$7,775				$5,989
Biotechnology - 1.22%				Retail - 11.51%
BioMarin Pharmaceutical Inc (a)	8,600	855		Burlington Stores Inc (a)	37,766	2,889
Incyte Corp (a)	9,500	857		Dollar General Corp	27,399	2,596
		$1,712		Kate Spade & Co (a)	81,994	1,778
Building Materials - 5.48%				O'Reilly Automotive Inc (a)	4,900	1,424
Fortune Brands Home & Security Inc	43,242	2,736		Tractor Supply Co	23,251	2,131
Masco Corp	90,667	3,307		Ulta Salon Cosmetics & Fragrance Inc (a)	20,323	5,309
Vulcan Materials Co	13,161	1,632				$16,127
		$7,675		Semiconductors - 5.33%
Chemicals - 1.91%				Applied Materials Inc	140,264	3,688
Sherwin-Williams Co/The	8,950	2,683		Micron Technology Inc (a)	101,100	1,389
				Microsemi Corp (a)	61,342	2,392
Commercial Services - 6.04%						$7,469
Booz Allen Hamilton Holding Corp	100,670	3,109		Software - 10.45%
Cintas Corp	13,013	1,396		Activision Blizzard Inc	84,890	3,409
TransUnion (a)	61,555	2,014		Electronic Arts Inc (a)	39,581	3,021
Vantiv Inc (a)	35,559	1,947		Fidelity National Information Services Inc	25,322	2,014
		$8,466		Nuance Communications Inc (a)	139,367	2,239
Diversified Financial Services - 2.87%				ServiceNow Inc (a)	52,841	3,959
Intercontinental Exchange Inc	9,746	2,575				$14,642
Nasdaq Inc	20,513	1,451		Telecommunications - 3.55%
		$4,026		CommScope Holding Co Inc (a)	65,385	1,958
Electrical Components & Equipment - 1.28%				Level 3 Communications Inc (a)	59,615	3,017
Universal Display Corp (a)	25,228	1,787				$4,975
				Textiles - 1.48%
Electronics - 4.69%				Mohawk Industries Inc (a)	9,961	2,081
Allegion PLC	46,922	3,397
Trimble Navigation Ltd (a)	66,509	1,759		Toys, Games & Hobbies - 1.98%
Waters Corp (a)	8,900	1,414		Mattel Inc	83,133	2,775
		$6,570
Entertainment - 1.47%				Transportation - 1.02%
Six Flags Entertainment Corp	36,635	2,066		Canadian Pacific Railway Ltd	9,500	1,423

Environmental Control - 1.49%				TOTAL COMMON STOCKS		$138,588
Waste Connections Inc	28,006	2,086		INVESTMENT COMPANIES - 0.65%	Shares Held	Value(000	's)
				Money Market Funds - 0.65%
Food - 2.55%				Goldman Sachs Financial Square Funds -	909,995	910
ConAgra Foods Inc	34,410	1,609		Government Fund
JM Smucker Co/The	12,730	1,962
		$3,571		TOTAL INVESTMENT COMPANIES		$910
Healthcare - Products - 10.91%				Total Investments		$139,498
Cooper Cos Inc/The	7,405	1,351		Other Assets and Liabilities - 0.47%		$665
Edwards Lifesciences Corp (a)	40,835	4,677		TOTAL NET ASSETS - 100.00%		$140,163
IDEXX Laboratories Inc (a)	45,005	4,221
Intuitive Surgical Inc (a)	3,355	2,334
Zimmer Biomet Holdings Inc	20,685	2,713		(a) Non-Income Producing Security
		$15,296
Healthcare - Services - 2.88%
Laboratory Corp of America Holdings (a)	12,617	1,761
WellCare Health Plans Inc (a)	21,324	2,277		Portfolio Summary (unaudited)
				Sector		Percent
		$4,038		Consumer, Non-cyclical		33.42%
Housewares - 1.94%				Consumer, Cyclical		20.74%
Newell Brands Inc	51,907	2,723		Industrial		17.14%
				Technology		15.78%
Insurance - 0.99%				Communications		4.57%
Aon PLC	12,988	1,391		Financial		3.86%
				Basic Materials		1.91%
Internet - 1.02%				Energy		1.46%
Match Group Inc (a)	90,400	1,424
				Investment Companies		0.65%
				Other Assets and Liabilities		0.47%
Machinery - Diversified - 1.17%
Middleby Corp/The (a)	13,641	1,642		TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2016 (unaudited)

COMMON STOCKS - 95.73%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Advertising - 0.26%				Chemicals - 0.75%
Interpublic Group of Cos Inc/The	57,746	$1,332		Axalta Coating Systems Ltd (a)	254,324	$7,261
Omnicom Group Inc	30,539	2,513		Celanese Corp	3,766	239
		$3,845		FMC Corp	9,594	456
Aerospace & Defense - 1.39%				International Flavors & Fragrances Inc	10,311	1,374
B/E Aerospace Inc	12,149	581		RPM International Inc	11,611	630
HEICO Corp	2,731	190		Valspar Corp/The	6,989	744
HEICO Corp - Class A	5,017	289		WR Grace & Co	3,476	260
Rockwell Collins Inc	79,530	6,730				$10,964
Spirit AeroSystems Holdings Inc (a)	11,713	508		Commercial Services - 7.15%
TransDigm Group Inc (a)	42,540	11,891		Aramark	18,934	679
		$20,189		Booz Allen Hamilton Holding Corp	317,423	9,802
Airlines - 0.07%				Cintas Corp	7,910	849
Alaska Air Group Inc	13,524	909		CoStar Group Inc (a)	71,745	14,915
JetBlue Airways Corp (a)	3,621	67		Equifax Inc	51,616	6,838
				Euronet Worldwide Inc (a)	176,812	13,483
		$976		FleetCor Technologies Inc (a)	11,814	1,792
Apparel - 1.10%				Gartner Inc (a)	100,164	10,041
Carter's Inc	4,458	451
Hanesbrands Inc	474,165	12,642		Global Payments Inc	21,398	1,598
Michael Kors Holdings Ltd (a)	23,831	1,233		IHS Markit Ltd (a)	28,239	981
Ralph Lauren Corp	352	34		KAR Auction Services Inc	12,266	525
Skechers U.S.A. Inc (a)	15,245	366		MarketAxess Holdings Inc	4,362	705
Under Armour Inc - Class A (a)	16,308	643		Moody's Corp	13,578	1,439
Under Armour Inc - Class C (a)	16,499	589		Morningstar Inc	2,337	198
		$15,958		Nielsen Holdings PLC	25,246	1,360
				Quanta Services Inc (a)	5,283	135
Automobile Manufacturers - 0.02%
PACCAR Inc	6,087	359		Robert Half International Inc	15,134	553
				Rollins Inc	12,090	341
Automobile Parts & Equipment - 1.87%				RR Donnelley & Sons Co	17,995	322
BorgWarner Inc	241,668	8,019		Sabre Corp	25,494	743
Delphi Automotive PLC	32,351	2,194		Service Corp International/US	16,709	463
				ServiceMaster Global Holdings Inc (a)	16,067	608
Lear Corp	9,520	1,080
Mobileye NV (a)	113,085	5,418		Total System Services Inc	24,950	1,270
				TransUnion (a)	6,915	226
Visteon Corp	4,233	297		United Rentals Inc (a)	6,717	535
WABCO Holdings Inc (a)	101,511	10,178
				Vantiv Inc (a)	302,192	16,551
		$27,186		Verisk Analytics Inc (a)	179,925	15,344
Banks - 1.99%				Western Union Co/The	73,191	1,464
Citizens Financial Group Inc	31,170	696		WEX Inc (a)	4,798	450
East West Bancorp Inc	252,697	8,647				$104,210
First Republic Bank/CA	10,434	748
				Computers - 4.21%
Northern Trust Corp	85,610	5,787		Cadence Design Systems Inc (a)	26,643	641
Signature Bank/New York NY (a)	107,243	12,895
Western Alliance Bancorp (a)	6,114	208		CSRA Inc	367,159	9,884
				DST Systems Inc	4,211	519
		$28,981		Fortinet Inc (a)	17,398	603
Beverages - 0.79%				Genpact Ltd (a)	886,843	23,741
Brown-Forman Corp - A Shares	3,139	331		Manhattan Associates Inc (a)	92,492	5,369
Brown-Forman Corp - B Shares	8,361	821		MAXIMUS Inc	166,439	9,807
Dr Pepper Snapple Group Inc	104,969	10,341		NCR Corp (a)	15,288	504
		$11,493		Synopsys Inc (a)	176,069	9,536
Biotechnology - 1.35%				Teradata Corp (a)	16,626	472
Alnylam Pharmaceuticals Inc (a)	7,415	505		VeriFone Systems Inc (a)	13,366	256
BioMarin Pharmaceutical Inc (a)	119,330	11,863
						$61,332
Charles River Laboratories International Inc	5,944	523		Consumer Products - 1.14%
(a)
Illumina Inc (a)	13,090	2,178		Avery Dennison Corp	11,920	929
Incyte Corp (a)	18,675	1,685		Church & Dwight Co Inc	136,923	13,451
Intercept Pharmaceuticals Inc (a)	1,872	324		Clorox Co/The	14,505	1,901
Intrexon Corp (a)	6,315	160		Spectrum Brands Holdings Inc	2,975	383
Ionis Pharmaceuticals Inc (a)	13,746	401				$16,664
Juno Therapeutics Inc (a)	6,467	200		Distribution & Wholesale - 3.08%
Medivation Inc (a)	18,303	1,171		Fastenal Co	252,209	10,782
				HD Supply Holdings Inc (a)	28,876	1,045
Seattle Genetics Inc (a)	10,984	528
				LKQ Corp (a)	512,662	17,630
United Therapeutics Corp (a)	1,399	169
				Pool Corp	4,971	509
		$19,707		Watsco Inc	92,976	13,392
Building Materials - 2.29%				WW Grainger Inc	7,108	1,556
Cree Inc (a)	4,186	120
Eagle Materials Inc	5,694	478				$44,914
Fortune Brands Home & Security Inc	252,013	15,945		Diversified Financial Services - 4.19%
				Affiliated Managers Group Inc (a)	143,152	21,011
Lennox International Inc	3,278	514
				Air Lease Corp	5,907	170
Martin Marietta Materials Inc	7,194	1,458		Alliance DataSystems Corp (a)	62,748	14,534
Masco Corp	31,250	1,140
Vulcan Materials Co	110,014	13,639		Ameriprise Financial Inc	6,763	648
				Artisan Partners Asset Management Inc	4,783	134
		$33,294		CBOE Holdings Inc	9,411	647

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services (continued)				Hand & Machine Tools - 0.84%
CoreLogic Inc/United States (a)	7,390	$298		Lincoln Electric Holdings Inc	4,946	$307
Credit Acceptance Corp (a)	954	172		Snap-on Inc	73,055	11,482
Eaton Vance Corp	12,844	486		Stanley Black & Decker Inc	3,871	471
Federated Investors Inc	11,342	358				$12,260
Interactive Brokers Group Inc - A Shares	991	35		Healthcare - Products - 6.24%
Intercontinental Exchange Inc	50,813	13,425		Align Technology Inc (a)	97,221	8,667
Invesco Ltd	10,758	314		Bio-Techne Corp	4,517	508
Lazard Ltd	2,410	86		Bruker Corp	14,133	352
LPL Financial Holdings Inc	1,897	51		Cooper Cos Inc/The	59,217	10,806
Nasdaq Inc	80,350	5,686		CR Bard Inc	9,386	2,100
NorthStar Asset Management Group Inc/New	21,536	255		DENTSPLY SIRONA Inc	128,207	8,210
York				Edwards Lifesciences Corp (a)	144,357	16,532
SEI Investments Co	11,373	512		Henry Schein Inc (a)	7,335	1,327
T Rowe Price Group Inc	22,788	1,611		Hill-Rom Holdings Inc	7,597	406
TD Ameritrade Holding Corp	19,741	599		Hologic Inc (a)	22,392	862
		$61,032		IDEXX Laboratories Inc (a)	195,456	18,331
Electric - 0.03%				Intuitive Surgical Inc (a)	23,276	16,195
ITC Holdings Corp	8,494	393		Patterson Cos Inc	10,449	516
Electrical Components & Equipment - 1.14%				ResMed Inc	12,405	854
Acuity Brands Inc	59,084	15,505		St Jude Medical Inc	17,297	1,436
AMETEK Inc	6,578	309		Teleflex Inc	716	129
				Varian Medical Systems Inc (a)	13,677	1,296
Energizer Holdings Inc	2,496	129		VWR Corp (a)	2,113	66
Hubbell Inc	5,895	636
		$16,579		West Pharmaceutical Services Inc	8,917	716
Electronics - 2.02%				Zimmer Biomet Holdings Inc	12,404	1,627
Agilent Technologies Inc	14,525	699				$90,936
Allegion PLC	8,549	619		Healthcare - Services - 3.83%
Amphenol Corp	39,011	2,322		Acadia Healthcare Co Inc (a)	126,650	7,156
FEI Co	4,869	518		Amsurg Corp (a)	4,128	310
Fitbit Inc (a)	14,126	193		Centene Corp (a)	210,480	14,849
Gentex Corp	22,886	404		DaVita HealthCare Partners Inc (a)	10,261	796
Mettler-Toledo International Inc (a)	29,816	12,260		Envision Healthcare Holdings Inc (a)	18,662	459
National Instruments Corp	10,406	298		Laboratory Corp of America Holdings (a)	90,931	12,690
PerkinElmer Inc	6,544	373		MEDNAX Inc (a)	268,251	18,485
Trimble Navigation Ltd (a)	377,994	9,994		Tenet Healthcare Corp (a)	9,899	303
Tyco International Plc	3,306	151		Universal Health Services Inc	1,884	244
Waters Corp (a)	10,373	1,649		WellCare Health Plans Inc (a)	5,175	553
		$29,480				$55,845
Engineering & Construction - 1.13%				Home Builders - 0.18%
SBA Communications Corp (a)	143,020	16,447		DR Horton Inc	29,518	971
				Lennar Corp - A Shares	8,407	393
Entertainment - 1.07%				Lennar Corp - B Shares	1,158	44
Cinemark Holdings Inc	12,959	487		NVR Inc (a)	312	532
Gaming and Leisure Properties Inc	25,642	919		PulteGroup Inc	9,115	193
Lions Gate Entertainment Corp	235,285	4,703		Thor Industries Inc	6,012	460
Regal Entertainment Group	4,214	99				$2,593
Six Flags Entertainment Corp	156,352	8,817		Home Furnishings - 0.52%
Vail Resorts Inc	4,338	621		Harman International Industries Inc	73,060	6,038
		$15,646		Leggett & Platt Inc	11,806	620
Environmental Control - 0.42%				Tempur Sealy International Inc (a)	6,226	471
Stericycle Inc (a)	67,618	6,104
				Whirlpool Corp	2,091	402
						$7,531
Food - 2.73%
Blue Buffalo Pet Products Inc (a)	7,372	189		Housewares - 1.42%
				Newell Brands Inc	366,967	19,251
Campbell Soup Co	25,309	1,576		Scotts Miracle-Gro Co/The	5,459	403
ConAgra Foods Inc	44,231	2,068		Toro Co/The	6,516	599
Flowers Foods Inc	19,104	351		Tupperware Brands Corp	6,213	389
Hain Celestial Group Inc/The (a)	8,784	464
Hershey Co/The	12,565	1,392				$20,642
Hormel Foods Corp	21,088	788		Insurance - 0.94%
Ingredion Inc	7,543	1,005		AmTrust Financial Services Inc	1,733	41
Kellogg Co	20,531	1,698		Arthur J Gallagher & Co	16,963	835
McCormick & Co Inc/MD	121,413	12,414		Brown & Brown Inc	1,452	53
Pilgrim's Pride Corp	1,773	41		Erie Indemnity Co	2,295	224
Post Holdings Inc (a)	4,390	381		Lincoln National Corp	9,081	397
Sprouts Farmers Market Inc (a)	16,302	377		Progressive Corp/The	11,330	368
TreeHouse Foods Inc (a)	1,535	158		Willis Towers Watson PLC	93,154	11,516
Tyson Foods Inc	215,842	15,887		XL Group Ltd	8,197	284
WhiteWave Foods Co/The (a)	15,483	859				$13,718
Whole Foods Market Inc	4,770	145		Internet - 1.41%
		$39,793		CDW Corp/DE	272,124	11,682
Gas - 0.00%				Expedia Inc	10,697	1,248
				F5 Networks Inc (a)	10,384	1,282
Piedmont Natural Gas Co Inc	698	42		GoDaddy Inc (a)	6,408	192

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet (continued)				Office & Business Equipment - 0.03%
Groupon Inc (a)	45,872	$221		Pitney Bowes Inc	22,182	$428
IAC/InterActiveCorp	7,187	416
LinkedIn Corp (a)	10,518	2,027		Oil & Gas - 1.04%
Match Group Inc (a)	5,833	92		Cabot Oil & Gas Corp	28,924	714
Splunk Inc (a)	11,667	730		Cimarex Energy Co	1,316	158
Symantec Corp	7,767	159		Concho Resources Inc (a)	37,576	4,667
TripAdvisor Inc (a)	10,147	710		Continental Resources Inc/OK (a)	4,931	217
Twitter Inc (a)	49,882	830		Devon Energy Corp	7,492	287
VeriSign Inc (a)	8,453	732		Diamondback Energy Inc (a)	89,664	7,872
Yelp Inc (a)	6,358	204		Murphy USA Inc (a)	2,953	226
		$20,525		Newfield Exploration Co (a)	4,511	195
Iron & Steel - 0.02%				Parsley Energy Inc (a)	2,391	68
Steel Dynamics Inc	10,341	277		Southwestern Energy Co (a)	45,970	670
						$15,074
Leisure Products & Services - 0.50%				Packaging & Containers - 1.22%
Brunswick Corp/DE	108,464	5,382		Ball Corp	186,937	13,211
Harley-Davidson Inc	16,135	854		Bemis Co Inc	2,487	127
Norwegian Cruise Line Holdings Ltd (a)	1,316	56		Berry Plastics Group Inc (a)	14,890	610
Polaris Industries Inc	8,697	859		Crown Holdings Inc (a)	18,472	978
Vista Outdoor Inc (a)	1,866	93		Graphic Packaging Holding Co	29,393	401
		$7,244		Owens-Illinois Inc (a)	19,188	361
Lodging - 0.35%				Packaging Corp of America	13,322	995
Extended Stay America Inc	2,771	39		Sealed Air Corp	17,504	826
Hilton Worldwide Holdings Inc	41,519	963		Silgan Holdings Inc	5,373	266
Marriott International Inc/MD	14,635	1,049				$17,775
MGM Resorts International (a)	3,803	91		Pharmaceuticals - 3.11%
Starwood Hotels & Resorts Worldwide Inc	14,841	1,159		ACADIA Pharmaceuticals Inc (a)	10,320	382
Wyndham Worldwide Corp	16,154	1,147		Agios Pharmaceuticals Inc (a)	3,241	146
Wynn Resorts Ltd	6,504	637		Akorn Inc (a)	10,632	364
		$5,085		Alkermes PLC (a)	17,173	857
Machinery - Diversified - 2.89%				AmerisourceBergen Corp	23,451	1,998
BWX Technologies Inc	11,673	430		DexCom Inc (a)	7,319	675
Cognex Corp	9,828	444		Herbalife Ltd (a)	78,629	5,347
Flowserve Corp	7,038	337		Mead Johnson Nutrition Co	156,577	13,967
Graco Inc	100,803	7,461		Neurocrine Biosciences Inc (a)	9,813	493
IDEX Corp	6,303	566		OPKO Health Inc (a)	33,605	334
Manitowoc Foodservice Inc (a)	7,295	134		Perrigo Co PLC	57,159	5,224
Middleby Corp/The (a)	167,974	20,220		Premier Inc (a)	2,836	93
Nordson Corp	6,893	608		Quintiles Transnational Holdings Inc (a)	6,998	543
Rockwell Automation Inc	83,440	9,546		VCA Inc (a)	6,921	494
Roper Technologies Inc	6,694	1,140		Zoetis Inc	284,977	14,383
Wabtec Corp/DE	11,333	776				$45,300
Xylem Inc/NY	8,305	397		Pipelines - 0.11%
		$42,059		ONEOK Inc	28,570	1,279
Media - 0.83%				Williams Cos Inc/The	15,300	367
AMC Networks Inc (a)	7,245	401				$1,646
Cable One Inc	11,545	6,048		Real Estate - 0.05%
Discovery Communications Inc - A Shares (a)	16,886	424		CBRE Group Inc (a)	26,724	760
Discovery Communications Inc - C Shares (a)	36,414	894
FactSet Research Systems Inc	3,562	612		REITS - 1.06%
Scripps Networks Interactive Inc	13,972	923		Alexandria Real Estate Equities Inc	658	74
Sirius XM Holdings Inc (a)	273,707	1,202		Boston Properties Inc	3,908	555
Starz (a)	10,607	321		Care Capital Properties Inc	1,779	53
Viacom Inc - A Shares	1,699	84		CubeSmart	14,750	438
Viacom Inc - B Shares	27,251	1,239		CyrusOne Inc	7,622	418
		$12,148		Digital Realty Trust Inc	12,930	1,351
Metal Fabrication & Hardware - 0.02%				Empire State Realty Trust Inc	9,254	194
Valmont Industries Inc	2,271	297		Equinix Inc	6,198	2,311
				Equity LifeStyle Properties Inc	10,959	901
Mining - 0.04%				Essex Property Trust Inc	3,639	851
Freeport-McMoRan Inc	31,182	404		Extra Space Storage Inc	15,313	1,317
Southern Copper Corp	4,690	122		Federal Realty Investment Trust	9,100	1,544
		$526		Healthcare Trust of America Inc	12,084	412
Miscellaneous Manufacturers - 1.14%				Iron Mountain Inc	32,093	1,323
AO Smith Corp	143,736	13,352		Lamar Advertising Co	9,733	661
AptarGroup Inc	2,332	182		Omega Healthcare Investors Inc	9,893	341
Carlisle Cos Inc	3,995	413		Outfront Media Inc	2,756	64
Donaldson Co Inc	14,117	510		Regency Centers Corp	3,747	318
Hexcel Corp	10,851	468		Senior Housing Properties Trust	4,103	91
Ingersoll-Rand PLC	17,942	1,189		Sovran Self Storage Inc	3,695	378
Textron Inc	11,976	467		Tanger Factory Outlet Centers Inc	10,329	431
		$16,581		Taubman Centers Inc	3,494	283

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Software (continued)
Ventas Inc	14,440	$1,100		Dun & Bradstreet Corp/The	44,767	$5,786
		$15,409		Electronic Arts Inc (a)	26,041	1,987
Retail - 12.29%				Fidelity National Information Services Inc	24,382	1,939
Advance Auto Parts Inc	6,348	1,078		First Data Corp (a)	39,210	486
AutoNation Inc (a)	3,142	168		Fiserv Inc (a)	188,725	20,828
AutoZone Inc (a)	2,635	2,145		Guidewire Software Inc (a)	209,173	12,858
Bed Bath & Beyond Inc	7,539	339		IMS Health Holdings Inc (a)	18,823	565
Brinker International Inc	7,032	331		Inovalon Holdings Inc (a)	8,342	155
Burlington Stores Inc (a)	153,921	11,776		Jack Henry & Associates Inc	12,803	1,143
Cabela's Inc (a)	917	47		MSCI Inc	8,110	698
CarMax Inc (a)	17,222	1,003		NetSuite Inc (a)	4,690	511
Casey's General Stores Inc	46,900	6,263		Nuance Communications Inc (a)	22,185	357
Chipotle Mexican Grill Inc (a)	14,336	6,079		Paychex Inc	41,331	2,450
Coach Inc	4,696	202		Rackspace Hosting Inc (a)	14,330	336
Copart Inc (a)	124,344	6,272		Red Hat Inc (a)	199,340	15,008
Darden Restaurants Inc	17,514	1,078		ServiceNow Inc (a)	14,129	1,059
Dick's Sporting Goods Inc	8,361	429		SS&C Technologies Holdings Inc	18,526	597
Dollar General Corp	371,055	35,154		Tableau Software Inc (a)	6,658	376
Dollar Tree Inc (a)	20,286	1,953		Tyler Technologies Inc (a)	61,059	9,954
Domino's Pizza Inc	84,591	12,460		Ultimate Software Group Inc/The (a)	50,746	10,611
Dunkin' Brands Group Inc	11,018	499		Veeva Systems Inc (a)	264,446	10,046
Foot Locker Inc	19,082	1,138		Workday Inc (a)	10,381	865
Gap Inc/The	2,737	71				$147,437
Genuine Parts Co	18,730	1,915		Telecommunications - 0.18%
Kate Spade & Co (a)	15,161	329		Arista Networks Inc (a)	4,909	350
L Brands Inc	3,911	289		ARRIS International PLC (a)	5,771	157
Liberty Interactive Corp QVC Group (a)	22,274	597		CommScope Holding Co Inc (a)	15,421	462
lululemon athletica Inc (a)	78,651	6,108		Motorola Solutions Inc	1,758	122
Michaels Cos Inc/The (a)	9,319	246		Palo Alto Networks Inc (a)	7,794	1,020
MSC Industrial Direct Co Inc	2,759	198		Zayo Group Holdings Inc (a)	18,641	528
Nordstrom Inc	14,513	642				$2,639
Nu Skin Enterprises Inc	2,152	115		Textiles - 0.10%
O'Reilly Automotive Inc (a)	92,905	27,001		Mohawk Industries Inc (a)	6,818	1,425
Panera Bread Co (a)	2,660	583
Rite Aid Corp (a)	91,638	641		Toys, Games & Hobbies - 1.01%
Ross Stores Inc	329,105	20,348		Hasbro Inc	168,126	13,657
Sally Beauty Holdings Inc (a)	223,585	6,558		Mattel Inc	30,588	1,021
Signet Jewelers Ltd	6,417	564				$14,678
Tractor Supply Co	234,458	21,489		Transportation - 2.05%
Ulta Salon Cosmetics & Fragrance Inc (a)	7,312	1,910		CH Robinson Worldwide Inc	19,057	1,327
Urban Outfitters Inc (a)	9,084	272		Expeditors International of Washington Inc	11,392	563
Wendy's Co/The	15,541	150		JB Hunt Transport Services Inc	103,468	8,601
Williams-Sonoma Inc	10,564	571		Landstar System Inc	5,204	367
		$179,011		Old Dominion Freight Line Inc (a)	272,747	19,000
Semiconductors - 1.92%						$29,858
Integrated Device Technology Inc (a)	404,185	8,888		Trucking & Leasing - 0.01%
IPG Photonics Corp (a)	3,602	304		AMERCO	482	191
KLA-Tencor Corp	13,984	1,059
Lam Research Corp	17,737	1,592		TOTAL COMMON STOCKS		$1,394,402
Linear Technology Corp	9,955	597		INVESTMENT COMPANIES - 4.45%	Shares Held	Value(000	's)
Maxim Integrated Products Inc	25,355	1,034		Money Market Funds - 4.45%
Microchip Technology Inc	18,850	1,049		BlackRock Liquidity Funds FedFund Portfolio	24,261,933	24,262
Monolithic Power Systems Inc	106,995	7,781		Cash Account Trust - Government & Agency	822,142	822
NVIDIA Corp	64,473	3,681		Portfolio - Government Cash Managed
ON Semiconductor Corp (a)	7,390	74
Qorvo Inc (a)	1,195	76		First American Government Obligations Fund	39,776,849	39,777
						$64,861
Skyworks Solutions Inc	15,620	1,031		TOTAL INVESTMENT COMPANIES		$64,861
Xilinx Inc	14,784	755
		$27,921		Total Investments		$1,459,263
				Other Assets and Liabilities - (0.18)%		$(2,666)
Shipbuilding - 0.07%				TOTAL NET ASSETS - 100.00%		$1,456,597
Huntington Ingalls Industries Inc	5,768	995

Software - 10.12%				(a) Non-Income Producing Security
Akamai Technologies Inc (a)	406,631	20,547
ANSYS Inc (a)	60,366	5,394
athenahealth Inc (a)	4,637	593
Atlassian Corp PLC (a)	4,109	123
Autodesk Inc (a)	15,547	924
Black Knight Financial Services Inc (a)	3,574	139
Broadridge Financial Solutions Inc	18,184	1,231
CDK Global Inc	21,768	1,258
Cerner Corp (a)	268,198	16,733
Citrix Systems Inc (a)	21,096	1,880

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
July 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		26.51%
Consumer, Cyclical		23.58%
Industrial		16.63%
Technology		16.11%
Financial		8.23%
Investment Companies		4.45%
Communications		2.68%
Energy		1.15%
Basic Materials		0.81%
Utilities		0.03%
Other Assets and Liabilities		(0.18)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2016	Long	429	$64,586	$66,791	$2,205
Total					$2,205

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund July 31, 2016 (unaudited)

COMMON STOCKS - 97.77%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.45%				Coal - 0.28%
B/E Aerospace Inc	80,007	$3,827		CONSOL Energy Inc	179,553	$3,480
Curtiss-Wright Corp	34,851	3,101
Esterline Technologies Corp (a)	22,978	1,398		Commercial Services - 3.58%
KLX Inc (a)	41,260	1,333		Aaron's Inc	50,685	1,214
Orbital ATK Inc	45,839	3,993		CEB Inc	25,211	1,514
Teledyne Technologies Inc (a)	27,005	2,836		Deluxe Corp	38,291	2,588
Triumph Group Inc	38,766	1,195		DeVry Education Group Inc	44,210	985
		$17,683		FTI Consulting Inc (a)	32,445	1,390
Airlines - 0.38%				Gartner Inc (a)	64,583	6,474
JetBlue Airways Corp (a)	252,191	4,623		Graham Holdings Co	3,351	1,686
				Live Nation Entertainment Inc (a)	114,378	3,136
Apparel - 0.67%				ManpowerGroup Inc	55,966	3,884
Carter's Inc	39,744	4,024		MarketAxess Holdings Inc	29,406	4,754
Deckers Outdoor Corp (a)	25,068	1,655		PAREXEL International Corp (a)	41,402	2,768
Skechers U.S.A. Inc (a)	104,040	2,499		Rollins Inc	73,617	2,075
		$8,178		RR Donnelley & Sons Co	163,923	2,937
Automobile Parts & Equipment - 0.13%				Service Corp International/US	151,655	4,204
Dana Inc	115,768	1,579		Sotheby's	40,796	1,321
				WEX Inc (a)	30,294	2,838
Banks - 5.37%						$43,768
Associated Banc-Corp	117,530	2,186		Computers - 4.37%
BancorpSouth Inc	66,534	1,585		3D Systems Corp (a)	83,325	1,116
Bank of Hawaii Corp	33,692	2,322		Brocade Communications Systems Inc	365,371	3,398
Bank of the Ozarks Inc	71,031	2,556		Cadence Design Systems Inc (a)	235,522	5,664
Cathay General Bancorp	57,400	1,721		Computer Sciences Corp	108,561	5,192
Commerce Bancshares Inc/MO	64,998	3,074		Convergys Corp	75,529	2,013
Cullen/Frost Bankers Inc	42,704	2,899		Diebold Inc	50,998	1,440
East West Bancorp Inc	112,805	3,860		DST Systems Inc	24,419	3,012
First Horizon National Corp	182,043	2,651		Fortinet Inc (a)	114,230	3,963
FirstMerit Corp	130,334	2,767		Leidos Holdings Inc	50,631	2,532
FNB Corp/PA	163,305	1,952		Lexmark International Inc	49,037	1,798
Fulton Financial Corp	135,793	1,854		Manhattan Associates Inc (a)	56,470	3,278
Hancock Holding Co	60,679	1,759		MAXIMUS Inc	50,803	2,993
International Bancshares Corp	43,363	1,189		Mentor Graphics Corp	78,723	1,681
MB Financial Inc	53,723	2,062		NCR Corp (a)	96,992	3,198
PacWest Bancorp	89,604	3,705		NetScout Systems Inc (a)	73,396	2,054
PrivateBancorp Inc	62,148	2,747		Science Applications International Corp	32,207	1,957
Prosperity Bancshares Inc	51,193	2,615		Synopsys Inc (a)	118,853	6,437
Signature Bank/New York NY (a)	42,024	5,053		VeriFone Systems Inc (a)	86,267	1,653
SVB Financial Group (a)	40,554	4,072				$53,379
Synovus Financial Corp	98,244	2,991		Consumer Products - 0.18%
TCF Financial Corp	133,902	1,820		Helen of Troy Ltd (a)	21,725	2,164
Trustmark Corp	52,931	1,382
Umpqua Holdings Corp	172,584	2,628		Cosmetics & Personal Care - 0.44%
Valley National Bancorp	175,241	1,589		Avon Products Inc	341,442	1,390
Webster Financial Corp	71,754	2,580		Edgewell Personal Care Co (a)	46,467	3,931
		$65,619				$5,321
Beverages - 0.11%				Distribution & Wholesale - 0.92%
Boston Beer Co Inc/The (a)	7,308	1,336		Fossil Group Inc (a)	32,389	1,024
				Ingram Micro Inc	116,141	3,977
Biotechnology - 0.81%				Pool Corp	32,933	3,368
Bio-Rad Laboratories Inc (a)	16,339	2,371		Watsco Inc	20,190	2,908
Charles River Laboratories International Inc	36,932	3,247				$11,277
(a)				Diversified Financial Services - 2.55%
United Therapeutics Corp (a)	34,931	4,227		CBOE Holdings Inc	63,718	4,384
		$9,845		CoreLogic Inc/United States (a)	69,557	2,802
Building Materials - 1.02%				Eaton Vance Corp	88,791	3,357
Cree Inc (a)	78,617	2,248		Federated Investors Inc	74,072	2,338
Eagle Materials Inc	37,796	3,173		Janus Capital Group Inc	114,181	1,724
Lennox International Inc	30,380	4,764		Raymond James Financial Inc	98,607	5,414
Louisiana-Pacific Corp (a)	112,529	2,273		SEI Investments Co	106,522	4,793
		$12,458		SLM Corp (a)	334,994	2,409
Chemicals - 2.64%				Stifel Financial Corp (a)	52,035	1,839
Ashland Inc	48,582	5,502		Waddell & Reed Financial Inc	63,792	1,165
Cabot Corp	48,847	2,378		WisdomTree Investments Inc	88,660	881
Minerals Technologies Inc	27,263	1,779				$31,106
NewMarket Corp	7,791	3,334		Electric - 2.43%
Olin Corp	129,283	2,702		Black Hills Corp	40,383	2,546
PolyOne Corp	65,790	2,307		Great Plains Energy Inc	120,916	3,601
RPM International Inc	103,995	5,643		Hawaiian Electric Industries Inc	84,459	2,622
Sensient Technologies Corp	35,091	2,591		IDACORP Inc	39,466	3,191
Valspar Corp/The	57,087	6,078		MDU Resources Group Inc	152,888	3,677
		$32,314		OGE Energy Corp	156,331	5,029

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electric (continued)				Hand & Machine Tools (continued)
PNM Resources Inc	62,355	$2,143		Regal Beloit Corp	35,014	$2,136
Talen Energy Corp (a)	50,307	684				$6,729
Westar Energy Inc	110,916	6,164		Healthcare - Products - 4.42%
		$29,657		ABIOMED Inc (a)	30,777	3,631
Electrical Components & Equipment - 0.76%				Align Technology Inc (a)	57,120	5,092
Belden Inc	32,935	2,411		Bio-Techne Corp	29,132	3,275
Energizer Holdings Inc	48,402	2,494		Cooper Cos Inc/The	37,926	6,920
Hubbell Inc	40,711	4,390		Halyard Health Inc (a)	36,534	1,264
		$9,295		Hill-Rom Holdings Inc	44,529	2,379
Electronics - 3.79%				IDEXX Laboratories Inc (a)	70,087	6,573
Arrow Electronics Inc (a)	71,734	4,770		LivaNova PLC (a)	33,418	1,739
Avnet Inc	100,604	4,135		ResMed Inc	109,916	7,571
FEI Co	31,986	3,404		STERIS PLC	67,322	4,777
Gentex Corp	226,105	3,995		Teleflex Inc	34,128	6,154
Jabil Circuit Inc	149,666	3,046		West Pharmaceutical Services Inc	57,207	4,593
Keysight Technologies Inc (a)	133,258	3,896				$53,968
Knowles Corp (a)	69,347	932		Healthcare - Services - 1.58%
Mettler-Toledo International Inc (a)	20,948	8,614		Amsurg Corp (a)	42,324	3,175
National Instruments Corp	78,943	2,264		Community Health Systems Inc (a)	88,290	1,127
Tech Data Corp (a)	27,553	2,147		LifePoint Health Inc (a)	33,987	2,011
Trimble Navigation Ltd (a)	196,547	5,197		MEDNAX Inc (a)	72,822	5,018
Vishay Intertechnology Inc	106,123	1,415		Molina Healthcare Inc (a)	32,335	1,837
Woodward Inc	43,050	2,520		Tenet Healthcare Corp (a)	77,737	2,380
		$46,335		WellCare Health Plans Inc (a)	34,641	3,700
Engineering & Construction - 0.82%						$19,248
AECOM (a)	120,059	4,261		Home Builders - 1.28%
EMCOR Group Inc	47,519	2,647		CalAtlantic Group Inc	58,375	2,114
Granite Construction Inc	30,976	1,542		KB Home	65,409	1,027
KBR Inc	111,492	1,563		NVR Inc (a)	2,867	4,888
		$10,013		Thor Industries Inc	35,743	2,736
Entertainment - 0.60%				Toll Brothers Inc (a)	119,440	3,345
Churchill Downs Inc	9,412	1,234		TRI Pointe Group Inc (a)	114,169	1,536
Cinemark Holdings Inc	82,757	3,112				$15,646
DreamWorks Animation SKG Inc (a)	56,154	2,301		Home Furnishings - 0.30%
International Speedway Corp	20,766	701		Tempur Sealy International Inc (a)	47,690	3,607
		$7,348
Environmental Control - 0.29%				Housewares - 0.74%
Clean Harbors Inc (a)	40,999	2,108		Scotts Miracle-Gro Co/The	35,467	2,616
MSA Safety Inc	24,917	1,393		Toro Co/The	43,081	3,961
		$3,501		Tupperware Brands Corp	39,535	2,478
Food - 3.48%						$9,055
Dean Foods Co	71,836	1,326		Insurance - 4.70%
Flowers Foods Inc	142,485	2,620		Alleghany Corp (a)	12,086	6,569
Hain Celestial Group Inc/The (a)	80,981	4,275		American Financial Group Inc/OH	55,658	4,069
Ingredion Inc	56,353	7,508		Aspen Insurance Holdings Ltd	47,533	2,185
Lancaster Colony Corp	15,234	1,980		Brown & Brown Inc	90,978	3,335
Post Holdings Inc (a)	50,343	4,363		CNO Financial Group Inc	140,202	2,435
Snyder's-Lance Inc	62,267	2,133		Endurance Specialty Holdings Ltd	48,517	3,281
Sprouts Farmers Market Inc (a)	110,925	2,566		Everest Re Group Ltd	33,144	6,265
SUPERVALU Inc (a)	207,946	1,015		First American Financial Corp	85,778	3,586
Tootsie Roll Industries Inc	14,053	522		Genworth Financial Inc (a)	390,214	1,116
TreeHouse Foods Inc (a)	44,177	4,559		Hanover Insurance Group Inc/The	33,624	2,769
United Natural Foods Inc (a)	39,401	1,969		Kemper Corp	37,626	1,289
WhiteWave Foods Co/The (a)	138,495	7,685		Mercury General Corp	28,547	1,581
		$42,521		Old Republic International Corp	190,871	3,699
Forest Products & Paper - 0.16%				Primerica Inc	36,828	1,897
Domtar Corp	48,993	1,929		Reinsurance Group of America Inc	50,153	4,978
				RenaissanceRe Holdings Ltd	33,735	3,964
Gas - 2.77%				WR Berkley Corp	76,781	4,468
Atmos Energy Corp	80,030	6,386				$57,486
National Fuel Gas Co	66,489	3,757		Internet - 0.23%
New Jersey Resources Corp	67,363	2,509		comScore Inc (a)	36,820	955
ONE Gas Inc	40,832	2,652		WebMD Health Corp (a)	30,288	1,848
Questar Corp	137,305	3,456				$2,803
Southwest Gas Corp	37,163	2,880		Iron & Steel - 1.53%
UGI Corp	135,179	6,118		Allegheny Technologies Inc	85,234	1,518
Vectren Corp	64,822	3,353		Carpenter Technology Corp	36,471	1,431
WGL Holdings Inc	39,405	2,790		Commercial Metals Co	89,668	1,483
		$33,901		Reliance Steel & Aluminum Co	56,623	4,442
Hand & Machine Tools - 0.55%				Steel Dynamics Inc	190,672	5,114
Kennametal Inc	62,383	1,551		United States Steel Corp	114,624	3,151
Lincoln Electric Holdings Inc	49,016	3,042		Worthington Industries Inc	35,198	1,560
						$18,699

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Leisure Products & Services - 0.86%				Packaging & Containers - 1.28%
Brunswick Corp/DE	70,948	$3,520		Bemis Co Inc	74,124	$3,783
Polaris Industries Inc	47,049	4,646		Greif Inc - Class A	20,178	810
Vista Outdoor Inc (a)	47,543	2,380		Packaging Corp of America	73,672	5,503
		$10,546		Silgan Holdings Inc	31,716	1,572
Machinery - Construction & Mining - 0.60%				Sonoco Products Co	78,874	4,017
Joy Global Inc	76,824	2,123				$15,685
Oshkosh Corp	57,433	3,164		Pharmaceuticals - 1.05%
Terex Corp	85,484	2,063		Akorn Inc (a)	65,443	2,240
		$7,350		Catalent Inc (a)	83,924	2,143
Machinery - Diversified - 2.04%				Owens & Minor Inc	49,156	1,755
AGCO Corp	55,523	2,674		Prestige Brands Holdings Inc (a)	41,301	2,210
Cognex Corp	66,580	3,007		VCA Inc (a)	63,270	4,514
Graco Inc	43,536	3,222				$12,862
IDEX Corp	59,417	5,335		Real Estate - 0.43%
Nordson Corp	41,981	3,707		Alexander & Baldwin Inc	36,042	1,420
Wabtec Corp/DE	70,537	4,832		Jones Lang LaSalle Inc	35,318	3,866
Zebra Technologies Corp (a)	40,894	2,168				$5,286
		$24,945		REITS - 11.57%
Media - 1.33%				Alexandria Real Estate Equities Inc	57,830	6,494
AMC Networks Inc (a)	47,901	2,652		American Campus Communities Inc	102,111	5,521
Cable One Inc	3,415	1,789		Camden Property Trust	68,105	6,102
FactSet Research Systems Inc	32,001	5,503		Care Capital Properties Inc	65,713	1,944
John Wiley & Sons Inc	37,769	2,179		Communications Sales & Leasing Inc	106,792	3,319
Meredith Corp	29,449	1,604		Corporate Office Properties Trust	74,095	2,220
New York Times Co/The	96,511	1,253		Corrections Corp of America	91,963	2,947
Time Inc	79,667	1,301		DCT Industrial Trust Inc	69,316	3,481
		$16,281		Douglas Emmett Inc	109,919	4,181
Metal Fabrication & Hardware - 0.34%				Duke Realty Corp	270,814	7,797
Timken Co/The	53,955	1,805		Education Realty Trust Inc	51,719	2,490
Valmont Industries Inc	17,759	2,325		EPR Properties	49,787	4,183
		$4,130		Equity One Inc	71,188	2,368
Mining - 0.50%				First Industrial Realty Trust Inc	91,471	2,696
Compass Minerals International Inc	26,443	1,840		Healthcare Realty Trust Inc	88,294	3,193
Royal Gold Inc	51,115	4,321		Highwoods Properties Inc	76,254	4,249
		$6,161		Hospitality Properties Trust	118,634	3,786
Miscellaneous Manufacturers - 2.27%				Kilroy Realty Corp	72,160	5,283
AO Smith Corp	58,265	5,412		Lamar Advertising Co	64,531	4,379
AptarGroup Inc	49,440	3,865		LaSalle Hotel Properties	88,505	2,438
Carlisle Cos Inc	50,250	5,190		Liberty Property Trust	114,781	4,750
CLARCOR Inc	37,967	2,364		Mack-Cali Realty Corp	70,170	1,979
Crane Co	38,794	2,417		Medical Properties Trust Inc	186,212	2,924
Donaldson Co Inc	96,784	3,497		Mid-America Apartment Communities Inc	59,111	6,267
ITT Inc	70,532	2,237		National Retail Properties Inc	112,747	5,994
Trinity Industries Inc	118,054	2,740		Omega Healthcare Investors Inc	129,628	4,472
		$27,722		Post Properties Inc	41,870	2,662
Office Furnishings - 0.27%				Potlatch Corp	31,851	1,218
Herman Miller Inc	46,850	1,535		Rayonier Inc	95,921	2,611
HNI Corp	34,737	1,811		Regency Centers Corp	80,356	6,825
		$3,346		Senior Housing Properties Trust	185,899	4,129
				Sovran Self Storage Inc	36,280	3,714
Oil & Gas - 2.50%				Tanger Factory Outlet Centers Inc	74,400	3,105
Denbury Resources Inc	274,453	796		Taubman Centers Inc	47,238	3,822
Energen Corp	75,988	3,600		Urban Edge Properties	72,351	2,164
Ensco PLC	235,874	2,163		Weingarten Realty Investors	90,372	3,903
Gulfport Energy Corp (a)	98,120	2,854
				WP Glimcher Inc	145,066	1,839
HollyFrontier Corp	137,622	3,498
MurphyUSA Inc (a)	28,990	2,222				$141,449
Nabors Industries Ltd	220,686	1,986		Retail - 5.92%
Noble Corp plc	190,394	1,405		Abercrombie & Fitch Co	52,913	1,096
Patterson-UTI Energy Inc	115,364	2,237		American Eagle Outfitters Inc	130,280	2,335
				Ascena Retail Group Inc (a)	133,728	1,087
QEP Resources Inc	185,240	3,372
Rowan Cos Plc	98,218	1,497		Big Lots Inc	34,737	1,847
SM Energy Co	53,293	1,446		Brinker International Inc	43,612	2,056
				Buffalo Wild Wings Inc (a)	14,737	2,475
Western Refining Inc	62,814	1,310		Cabela's Inc (a)	37,944	1,959
WPX Energy Inc (a)	217,015	2,168
		$30,554		Casey's General Stores Inc	30,569	4,082
				Cheesecake Factory Inc/The	34,930	1,807
Oil & Gas Services - 0.69%
Dril-Quip Inc(a)	29,713	1,617		Chico's FAS Inc	103,809	1,247
				Copart Inc (a)	77,920	3,930
NOW Inc (a)	84,095	1,540
				Cracker Barrel Old Country Store Inc	18,742	2,950
Oceaneering International Inc	76,763	2,140
Oil States International Inc (a)	40,206	1,243		CST Brands Inc	59,252	2,650
				Dick's Sporting Goods Inc	69,802	3,580
Superior Energy Services Inc	118,529	1,893		Domino's Pizza Inc	39,258	5,783
		$8,433		Dunkin' Brands Group Inc	71,738	3,251

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Water - 0.39%
GameStop Corp	81,374	$2,519		Aqua America Inc	138,773	$4,807
Guess? Inc	50,163	738
HSN Inc	24,967	1,277		TOTAL COMMON STOCKS		$1,194,881
Jack in the Box Inc	25,473	2,252		INVESTMENT COMPANIES - 2.54%	Shares Held	Value(000	's)
JC Penney Co Inc (a)	240,671	2,325		Exchange Traded Funds - 0.70%
Kate Spade & Co (a)	100,185	2,173		iShares Core S&P Mid-Cap ETF	55,533	8,640
MSC Industrial Direct Co Inc	37,638	2,704
Office Depot Inc	387,577	1,341		Money Market Funds - 1.84%
Panera Bread Co (a)	17,848	3,914		BlackRock Liquidity Funds FedFund Portfolio	22,438,523	22,439
Restoration Hardware Holdings Inc (a)	29,562	911
Texas Roadhouse Inc	49,543	2,339		TOTAL INVESTMENT COMPANIES		$31,079
Wendy's Co/The	166,919	1,612		Total Investments		$1,225,960
Williams-Sonoma Inc	64,349	3,480		Other Assets and Liabilities - (0.31)%		$(3,740)
World Fuel Services Corp	55,445	2,639		TOTAL NET ASSETS - 100.00%		$1,222,220
		$72,359
Savings & Loans - 0.60%
New York Community Bancorp Inc	381,248	5,509		(a) Non-Income Producing Security
Washington Federal Inc	71,291	1,782
		$7,291
Semiconductors - 1.97%
Advanced Micro Devices Inc (a)	503,161	3,452		Portfolio Summary (unaudited)
Cypress Semiconductor Corp	244,053	2,841		Sector		Percent
Fairchild Semiconductor International Inc (a)	88,910	1,755		Financial		25.22%
Integrated Device Technology Inc (a)	104,612	2,300		Industrial		16.84%
Intersil Corp	105,665	1,615		Consumer, Non-cyclical		15.65%
IPG Photonics Corp (a)	28,670	2,417		Consumer, Cyclical		12.07%
Microsemi Corp (a)	88,543	3,453		Technology		11.24%
Silicon Laboratories Inc (a)	30,395	1,619		Utilities		5.59%
Synaptics Inc (a)	28,841	1,498		Basic Materials		4.83%
Teradyne Inc	159,053	3,141		Energy		3.47%
		$24,091		Communications		2.86%
Shipbuilding - 0.52%				Investment Companies		2.54%
Huntington Ingalls Industries Inc	36,810	6,353		Other Assets and Liabilities		(0.31)%
				TOTAL NET ASSETS		100.00%
Software - 4.90%
ACI Worldwide Inc (a)	91,292	1,809
Acxiom Corp (a)	60,688	1,393
Allscripts Healthcare Solutions Inc (a)	146,443	2,068
ANSYS Inc (a)	68,919	6,159
Broadridge Financial Solutions Inc	92,541	6,263
CDK Global Inc	121,600	7,027
CommVault Systems Inc (a)	32,195	1,666
Fair Isaac Corp	24,407	3,091
j2 Global Inc	36,212	2,420
Jack Henry & Associates Inc	61,753	5,511
MSCI Inc	67,989	5,850
PTC Inc (a)	89,729	3,565
Rackspace Hosting Inc (a)	83,666	1,960
SYNNEX Corp	22,688	2,281
Tyler Technologies Inc (a)	25,447	4,148
Ultimate Software Group Inc/The (a)	22,607	4,727
		$59,938
Telecommunications - 1.30%
ARRIS International PLC (a)	136,783	3,726
Ciena Corp (a)	101,216	1,942
InterDigital Inc/PA	27,064	1,598
NeuStar Inc (a)	42,569	1,072
Plantronics Inc	26,083	1,258
Polycom Inc (a)	106,166	1,316
Telephone & Data Systems Inc	74,129	2,334
ViaSat Inc (a)	35,250	2,603
		$15,849
Transportation - 0.99%
Genesee & Wyoming Inc (a)	44,743	2,897
Kirby Corp (a)	42,166	2,298
Landstar System Inc	33,133	2,336
Old Dominion Freight Line Inc (a)	53,561	3,731
Werner Enterprises Inc	34,966	878
		$12,140
Trucking & Leasing - 0.12%
GATX Corp	32,017	1,432

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2016	Long	130	$19,589	$20,240	$651
Total					$651
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments MidCap Value Fund I July 31, 2016 (unaudited)

COMMON STOCKS - 97.53%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.95%				Building Materials - 1.14%
Clear Channel Outdoor Holdings Inc	1,594	$11		Armstrong World Industries Inc (a)	1,930	$82
Interpublic Group of Cos Inc/The	489,100	11,279		Cree Inc (a)	39,251	1,123
		$11,290		Lennox International Inc	92	14
Aerospace & Defense - 0.41%				Martin Marietta Materials Inc	554	112
Harris Corp	25,233	2,186		Masco Corp	3,705	135
L-3 Communications Holdings Inc	15,762	2,390		Owens Corning	226,681	11,994
Orbital ATK Inc	1,871	163		USG Corp (a)	4,039	114
Spirit AeroSystems Holdings Inc (a)	3,940	171		Vulcan Materials Co	291	36
		$4,910				$13,610
Agriculture - 1.40%				Chemicals - 2.63%
Archer-Daniels-Midland Co	363,109	16,369		Agrium Inc	106,500	9,666
Bunge Ltd	5,816	383		Albemarle Corp	3,578	301
		$16,752		Ashland Inc	43,166	4,888
Airlines - 0.15%				Cabot Corp	8,462	412
Alaska Air Group Inc	1,622	109		Celanese Corp	24,133	1,531
American Airlines Group Inc	18,450	655		CF Industries Holdings Inc	37,725	931
Copa Holdings SA	1,310	88		Eastman Chemical Co	53,823	3,511
JetBlue Airways Corp (a)	13,895	254		FMC Corp	17,648	839
United Continental Holdings Inc (a)	14,027	658		GCP Applied Technologies Inc (a)	3,580	99
		$1,764		Huntsman Corp	84,266	1,302
				Ingevity Corp (a)	2,605	100
Apparel - 0.01%
Ralph Lauren Corp	1,705	167		International Flavors & Fragrances Inc	41,200	5,490
				Mosaic Co/The	22,372	604
				Platform Specialty Products Corp (a)	6,850	63
Automobile Manufacturers - 0.11%
PACCAR Inc	22,689	1,338		Westlake Chemical Corp	28,149	1,287
				WR Grace & Co	4,848	363
Automobile Parts & Equipment - 0.70%						$31,387
Allison Transmission Holdings Inc	169,444	4,884		Coal - 0.02%
BorgWarner Inc	8,599	285		CONSOL Energy Inc	9,445	183
Goodyear Tire & Rubber Co/The	12,125	348
Johnson Controls Inc	60,044	2,757		Commercial Services - 1.44%
Lear Corp	997	113		Aramark	36,891	1,323
		$8,387		Booz Allen Hamilton Holding Corp	417,872	12,903
Banks - 3.99%				Graham Holdings Co	191	96
				H&R Block Inc	7,204	171
Associated Banc-Corp	6,754	126		Herc Holdings Inc (a)	788	28
Bank of Hawaii Corp	22,665	1,562		Hertz Global Holdings Inc (a)	2,365	115
BankUnited Inc	37,235	1,118		IHS Markit Ltd (a)	2,265	79
BOK Financial Corp	1,203	78		Live Nation Entertainment Inc (a)	2,551	70
Citizens Financial Group Inc	649,926	14,513
Comerica Inc	5,584	253		Macquarie Infrastructure Corp	2,394	183
Commerce Bancshares Inc/MO	54,475	2,576		ManpowerGroup Inc	3,723	258
Cullen/Frost Bankers Inc	2,336	159		Moody's Corp	565	60
				Nielsen Holdings PLC	16,120	869
East West Bancorp Inc	8,070	276		Quanta Services Inc (a)	4,659	119
Fifth Third Bancorp	37,608	714
				RR Donnelley & Co	49,751	892
First Horizon National Corp	53,068	773		United Rentals Inc Sons (a)	409	33
First Republic Bank/CA	913	65
Huntington Bancshares Inc/OH	39,900	379				$17,199
KeyCorp	40,574	475		Computers - 3.98%
M&T Bank Corp	4,781	548		Amdocs Ltd	7,514	439
Northern Trust Corp	13,211	892		Brocade Communications Systems Inc	74,566	694
PacWest Bancorp	16,395	678		Computer Sciences Corp	160,435	7,674
Popular Inc	13,732	462		CSRA Inc	31,363	844
				Genpact Ltd (a)	1,283	34
Regions Financial Corp	96,237	882
Signature Bank/New York NY (a)	688	83		Hewlett Packard Enterprise Co	621,000	13,053
SunTrust Banks Inc	394,786	16,695		Leidos Holdings Inc	26,698	1,335
SVB Financial Group (a)	428	43		Lexmark International Inc	2,786	102
				Lumentum Holdings Inc (a)	5,870	178
Synovus Financial Corp	97,555	2,970
TCF Financial Corp	85,773	1,166		MAXIMUS Inc	159,700	9,410
Western Alliance Bancorp (a)	1,727	59		NetApp Inc	86,103	2,268
Zions Bancorporation	6,450	180		Science Applications International Corp	362	22
				Synopsys Inc (a)	193,749	10,493
		$47,725		Teradata Corp (a)	15,490	440
Beverages - 0.05%
Brown-Forman Corp - A Shares	138	14		Western Digital Corp	12,392	589
Brown-Forman Corp - B Shares	330	33				$47,575
Molson Coors Brewing Co	5,494	561		Consumer Products - 0.98%
		$608		Avery Dennison Corp	109,552	8,533
Biotechnology - 0.03%				Clorox Co/The	23,753	3,113
Alnylam Pharmaceuticals Inc (a)	1,402	95				$11,646
Bio-Rad Laboratories Inc (a)	845	123		Cosmetics & Personal Care - 0.18%
Juno Therapeutics Inc (a)	250	8		Avon Products Inc	105,240	428
United Therapeutics Corp (a)	1,296	157		Edgewell Personal Care Co (a)	20,315	1,719
		$383				$2,147

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Distribution & Wholesale - 0.03%				Electronics (continued)
Ingram Micro Inc	7,677	$263		Tyco International Plc	11,563	$527
WESCO International Inc (a)	1,916	107				$80,529
		$370		Energy - Alternate Sources - 0.01%
Diversified Financial Services - 1.27%				First Solar Inc (a)	3,305	154
Affiliated Managers Group Inc (a)	407	60
Air Lease Corp	2,198	63		Engineering & Construction - 1.70%
Ally Financial Inc	14,205	256		AECOM (a)	7,844	279
Ameriprise Financial Inc	3,493	335		Chicago Bridge & Iron Co NV ADR	16,416	555
CIT Group Inc	9,260	320		Fluor Corp	17,546	939
CoreLogic Inc/United States (a)	18,235	735		Jacobs Engineering Group Inc (a)	333,119	17,828
E*TRADE Financial Corp (a)	8,932	224		KBR Inc	36,349	510
FNF Group	12,434	468		SBA Communications Corp (a)	2,088	240
Invesco Ltd	312,943	9,132				$20,351
Lazard Ltd	4,795	171		Entertainment - 0.13%
Legg Mason Inc	1,027	35		Dolby Laboratories Inc	2,490	125
LPL Financial Holdings Inc	3,314	89		Gaming and Leisure Properties Inc	35,078	1,257
Nasdaq Inc	5,687	402		International Game Technology PLC	4,310	90
Navient Corp	14,492	206		Regal Entertainment Group	2,870	68
OneMain Holdings Inc (a)	18,180	524				$1,540
Raymond James Financial Inc	6,414	352		Environmental Control - 1.19%
Santander Consumer USA Holdings Inc (a)	5,137	57		Republic Services Inc	276,355	14,166
SLM Corp (a)	49,206	354		Stericycle Inc (a)	143	13
Synchrony Financial	36,954	1,030				$14,179
T Rowe Price Group Inc	1,822	129		Food - 3.63%
TD Ameritrade Holding Corp	861	26		ConAgra Foods Inc	27,408	1,281
Waddell & Reed Financial Inc	9,460	173		Hain Celestial Group Inc/The (a)	1,270	67
		$15,141		Hormel Foods Corp	2,520	94
Electric - 6.02%				Ingredion Inc	53,565	7,137
AES Corp/VA	47,574	588		JM Smucker Co/The	5,557	857
Alliant Energy Corp	322,922	12,998		Kellogg Co	169,798	14,044
Ameren Corp	65,716	3,446		Pilgrim's Pride Corp	2,333	54
Calpine Corp (a)	56,644	778		Pinnacle Foods Inc	5,611	282
CMS Energy Corp	34,317	1,551		Post Holdings Inc (a)	1,159	101
Consolidated Edison Inc	33,249	2,662		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	86,307	—
DTE Energy Co	140,951	13,746		Safeway, Inc. - CVR - Property Development	86,307	—
Edison International	38,243	2,959		Centers (a),(b),(c)
Entergy Corp	43,435	3,535		Sysco Corp	197,690	10,238
Eversource Energy	39,012	2,282		TreeHouse Foods Inc (a)	1,775	183
FirstEnergy Corp	58,664	2,049		Tyson Foods Inc	7,078	521
Great Plains Energy Inc	12,075	359		Whole Foods Market Inc	278,716	8,496
Hawaiian Electric Industries Inc	4,788	149				$43,355
ITC Holdings Corp	2,421	112		Forest Products & Paper - 0.33%
MDU Resources Group Inc	20,605	496		Domtar Corp	16,670	656
NRG Energy Inc	13,536	187		International Paper Co	72,836	3,337
OGE Energy Corp	13,508	435				$3,993
Pinnacle West Capital Corp	24,209	1,910		Gas - 1.99%
PPL Corp	98,623	3,719		Atmos Energy Corp	153,532	12,250
Public Service Enterprise Group Inc	22,149	1,018		CenterPoint Energy Inc	192,308	4,600
SCANA Corp	4,266	319		National Fuel Gas Co	6,875	389
WEC Energy Group Inc	24,969	1,620		NiSource Inc	15,904	408
Westar Energy Inc	7,447	414		Piedmont Natural Gas Co Inc	3,134	187
Xcel Energy Inc	332,585	14,627		Questar Corp	97,116	2,445
		$71,959		Sempra Energy	7,992	894
Electrical Components & Equipment - 1.04%				UGI Corp	26,984	1,221
AMETEK Inc	8,693	409		Vectren Corp	26,492	1,371
Energizer Holdings Inc	8,285	426				$23,765
Hubbell Inc	107,935	11,639		Hand & Machine Tools - 0.42%
		$12,474		Kennametal Inc	56,720	1,410
Electronics - 6.74%				Lincoln Electric Holdings Inc	1,473	91
Agilent Technologies Inc	386,958	18,616		Regal Beloit Corp	1,959	119
Arrow Electronics Inc (a)	10,369	690
				Snap-on Inc	1,057	166
Avnet Inc	197,728	8,127		Stanley Black & Decker Inc	26,470	3,222
Fitbit Inc (a)	1,992	27
Flextronics International Ltd (a)	785,000	9,946				$5,008
				Healthcare - Products - 1.76%
FLIR Systems Inc	392,167	12,777		Alere Inc (a)	2,870	108
Garmin Ltd	3,543	192		Bio-Techne Corp	4,860	546
Gentex Corp	242,213	4,280		Cooper Cos Inc/The	336	61
Jabil Circuit Inc	8,343	170		CR Bard Inc	37,164	8,315
Keysight Technologies Inc (a)	425,873	12,452
				DENTSPLY SIRONA Inc	146,114	9,358
National Instruments Corp	1,437	42		Hill-Rom Holdings Inc	6,044	323
PerkinElmer Inc	190,758	10,858		Patterson Cos Inc	4,603	227
Trimble Navigation Ltd (a)	69,046	1,825
				QIAGEN NV (a)	11,356	304
				St Jude Medical Inc	2,727	226

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Insurance (continued)
Teleflex Inc	2,712	$489		Torchmark Corp	19,867	$1,229
VWR Corp (a)	2,992	94		Unum Group	12,234	409
Zimmer Biomet Holdings Inc	7,252	951		Validus Holdings Ltd	12,441	615
		$21,002		Voya Financial Inc	24,773	635
Healthcare - Services - 2.18%				WR Berkley Corp	208,857	12,154
Acadia Healthcare Co Inc (a)	1,947	110		XL Group Ltd	5,931	205
Amsurg Corp (a)	960	72				$100,865
Brookdale Senior Living Inc (a)	16,439	304		Internet - 0.35%
Centene Corp (a)	1,409	99		FireEye Inc (a)	4,731	82
Community Health Systems Inc (a)	23,500	300		IAC/InterActiveCorp	618	36
DaVita HealthCare Partners Inc (a)	43,901	3,404		Liberty Ventures (a)	3,443	130
Envision Healthcare Holdings Inc (a)	1,250	31		Pandora Media Inc (a)	1,255	17
Laboratory Corp of America Holdings (a)	4,641	648		Symantec Corp	137,998	2,820
LifePoint Health Inc (a)	1,641	97		Twitter Inc (a)	2,359	39
MEDNAX Inc (a)	12,133	836		Yelp Inc (a)	31,953	1,028
Quest Diagnostics Inc	218,564	18,875		Zillow Group Inc - A Shares (a)	642	25
Quorum Health Corp (a)	13,555	148		Zillow Group Inc - C Shares (a)	1,285	50
Universal Health Services Inc	8,546	1,107				$4,227
WellCare Health Plans Inc (a)	142	15		Iron & Steel - 0.89%
		$26,046		Nucor Corp	15,112	810
Holding Companies - Diversified - 0.07%				Reliance Steel & Aluminum Co	118,806	9,319
Leucadia National Corp	44,712	816		Steel Dynamics Inc	11,574	311
				United States Steel Corp	5,643	155
Home Builders - 0.94%						$10,595
CalAtlantic Group Inc	2,792	101		Leisure Products & Services - 0.93%
DR Horton Inc	7,830	257		Brunswick Corp/DE	1,141	57
Lennar Corp - A Shares	2,748	129		Norwegian Cruise Line Holdings Ltd (a)	4,620	197
Lennar Corp - B Shares	373	14		Polaris Industries Inc	104,400	10,309
NVR Inc (a)	6,074	10,356		Royal Caribbean Cruises Ltd	5,382	390
PulteGroup Inc	10,797	229		Vista Outdoor Inc (a)	2,774	139
Toll Brothers Inc (a)	3,440	96				$11,092
		$11,182		Lodging - 0.16%
Home Furnishings - 0.08%				Choice Hotels International Inc	22,506	1,086
Harman International Industries Inc	1,202	99		Extended Stay America Inc	3,096	44
Whirlpool Corp	4,552	876		Hilton Worldwide Holdings Inc	4,112	95
		$975		Hyatt Hotels Corp (a)	1,027	52
Housewares - 0.93%				Marriott International Inc/MD	754	54
Scotts Miracle-Gro Co/The	149,369	11,016		MGM Resorts International (a)	13,788	331
Tupperware Brands Corp	650	41		Starwood Hotels & Resorts Worldwide Inc	3,487	272
		$11,057		Wynn Resorts Ltd	220	22
Insurance - 8.44%						$1,956
Aflac Inc	226,000	16,335		Machinery - Construction & Mining - 0.07%
Alleghany Corp (a)	28,676	15,586		Joy Global Inc	280	8
Allied World Assurance Co Holdings AG	3,993	164		Oshkosh Corp	9,750	537
American Financial Group Inc/OH	136,187	9,955		Terex Corp	11,859	286
American National Insurance Co	6,330	724				$831
AmTrust Financial Services Inc	3,971	95		Machinery - Diversified - 2.36%
Arch Capital Group Ltd (a)	9,367	680		AGCO Corp	3,106	150
Arthur J Gallagher & Co	55,630	2,736		Cummins Inc	6,943	852
Aspen Insurance Holdings Ltd	39,561	1,818		Flowserve Corp	3,632	174
Assurant Inc	1,981	164		IDEX Corp	3,976	357
Assured Guaranty Ltd	6,034	162		Manitowoc Foodservice Inc (a)	3,348	62
Axis Capital Holdings Ltd	5,790	321		Nordson Corp	46,200	4,079
Brown & Brown Inc	99,525	3,648		Rockwell Automation Inc	91,260	10,440
Cincinnati Financial Corp	7,427	554		Roper Technologies Inc	1,563	266
CNA Financial Corp	1,654	53		Xylem Inc/NY	246,539	11,787
Endurance Specialty Holdings Ltd	2,908	197				$28,167
Erie Indemnity Co	2,269	222		Media - 2.47%
Everest Re Group Ltd	2,208	417		CBS Corp	241,000	12,585
First American Financial Corp	4,798	201		Discovery Communications Inc - A Shares (a)	740	19
Genworth Financial Inc (a)	79,590	228		Discovery Communications Inc - C Shares (a)	2,848	70
Hanover Insurance Group Inc/The	6,074	500		John Wiley & Sons Inc	2,007	116
Hartford Financial Services Group Inc/The	12,518	499		Liberty Braves Group - C Shares (a)	5,041	81
Lincoln National Corp	9,171	401		Liberty Broadband Corp - A Shares (a)	11,169	701
Loews Corp	10,562	437		Liberty Broadband Corp - C Shares (a)	5,604	354
Markel Corp (a)	7,320	6,945		Liberty Media Group - C Shares (a)	12,602	282
Marsh & McLennan Cos Inc	151,700	9,974		Liberty SiriusXM Group - A Shares (a)	4,026	144
Mercury General Corp	12,808	709		Liberty SiriusXM Group - C Shares (a)	59,451	2,096
Old Republic International Corp	284,208	5,508		News Corp - A Shares	16,339	212
ProAssurance Corp	55,796	2,882		News Corp - B Shares	14,989	201
Progressive Corp/The	56,783	1,846		TEGNA Inc	533,714	11,689
Reinsurance Group of America Inc	3,543	352		Viacom Inc - A Shares	265	13
RenaissanceRe Holdings Ltd	11,104	1,305

See accompanying notes

Schedule of Investments MidCap Value Fund I July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Media (continued)				Oil & Gas (continued)
Viacom Inc - B Shares	21,123	$961		WPX Energy Inc (a)	35,316	$353
		$29,524				$77,554
Metal Fabrication & Hardware - 0.01%				Oil & Gas Services - 1.48%
Timken Co/The	3,413	114		Baker Hughes Inc	14,015	670
Valmont Industries Inc	296	39		Dril-Quip Inc (a)	1,753	95
		$153		FMC Technologies Inc (a)	87,938	2,232
Mining - 0.22%				Frank's International NV	2,217	27
Alcoa Inc	42,117	447		National Oilwell Varco Inc	34,296	1,110
Freeport-McMoRan Inc	40,299	522		Oceaneering International Inc	34,581	964
Newmont Mining Corp	23,583	1,038		Superior Energy Services Inc	604,801	9,659
Royal Gold Inc	4,741	401		Targa Resources Corp	48,031	1,790
Southern Copper Corp	2,054	53		Weatherford International PLC (a)	209,118	1,188
Tahoe Resources Inc	13,205	206				$17,735
		$2,667		Packaging & Containers - 1.45%
Miscellaneous Manufacturers - 4.05%				Bemis Co Inc	31,180	1,591
AptarGroup Inc	197,970	15,478		Crown Holdings Inc (a)	249,646	13,224
Carlisle Cos Inc	8,462	874		Graphic Packaging Holding Co	5,065	69
Colfax Corp (a)	4,420	130		Sonoco Products Co	34,202	1,742
Crane Co	7,250	451		WestRock Co	16,735	718
Donaldson Co Inc	746	27				$17,344
Dover Corp	4,902	350		Pharmaceuticals - 1.28%
Ingersoll-Rand PLC	208,643	13,825		Cardinal Health Inc	136,591	11,419
ITT Inc	3,868	123		Endo International PLC (a)	36,803	639
Parker-Hannifin Corp	142,897	16,317		Mallinckrodt PLC (a)	20,302	1,367
Pentair PLC	5,312	339		Mead Johnson Nutrition Co	3,824	341
Textron Inc	8,430	329		OPKO Health Inc (a)	1,113	11
Trinity Industries Inc	6,223	144		Perrigo Co PLC	14,171	1,295
		$48,387		Premier Inc (a)	1,293	43
Office & Business Equipment - 0.16%				Quintiles Transnational Holdings Inc (a)	2,177	169
Xerox Corp	183,059	1,885				$15,284
				Pipelines - 0.20%
Oil & Gas - 6.49%				Williams Cos Inc/The	99,028	2,374
Antero Resources Corp (a)	7,186	188
Cabot Oil & Gas Corp	4,960	123		Real Estate - 0.19%
Cheniere Energy Inc (a)	6,383	267		Jones Lang LaSalle Inc	1,443	158
Chesapeake Energy Corp (a)	23,315	126		Realogy Holdings Corp	67,919	2,105
Cimarex Energy Co	110,883	13,308				$2,263
Cobalt International Energy Inc (a)	88,575	132		REITS - 7.13%
Concho Resources Inc (a)	4,168	518		Alexandria Real Estate Equities Inc	15,662	1,759
Continental Resources Inc/OK (a)	2,146	95		American Campus Communities Inc	7,042	381
Devon Energy Corp	353,054	13,515		American Capital Agency Corp	71,781	1,406
Diamond Offshore Drilling Inc	3,141	71		American Homes 4 Rent	7,051	153
Diamondback Energy Inc (a)	1,735	152		Annaly Capital Management Inc	45,444	499
Energen Corp	260,074	12,322		Apartment Investment & Management Co	9,048	416
Ensco PLC	114,840	1,053		Apple Hospitality REIT Inc	7,333	149
EQT Corp	25,418	1,852		AvalonBay Communities Inc	9,620	1,786
Gulfport Energy Corp (a)	59,150	1,721		Boston Properties Inc	8,250	1,173
Helmerich & Payne Inc	5,536	343		Brandywine Realty Trust	7,861	133
Hess Corp	56,216	3,016		Brixmor Property Group Inc	8,323	236
HollyFrontier Corp	54,495	1,385		Camden Property Trust	9,875	884
Kosmos Energy Ltd (a)	7,163	40		Care Capital Properties Inc	15,370	455
Marathon Oil Corp	197,972	2,701		CBL & Associates Properties Inc	33,842	416
Marathon Petroleum Corp	24,602	969		Chimera Investment Corp	235,919	3,959
Memorial Resource Development Corp (a)	3,823	57		Columbia Property Trust Inc	5,435	132
Murphy Oil Corp	71,118	1,951		Communications Sales & Leasing Inc	5,221	162
Murphy USA Inc (a)	711	54		Corporate Office Properties Trust	7,199	216
Nabors Industries Ltd	86,944	782		Corrections Corp of America	14,051	450
Newfield Exploration Co (a)	4,737	205		CubeSmart	5,387	160
Noble Corp plc	11,175	82		CyrusOne Inc	693	38
Noble Energy Inc	128,269	4,582		DCT Industrial Trust Inc	4,089	205
Parsley Energy Inc (a)	9,146	261		DDR Corp	725,979	14,330
Patterson-UTI Energy Inc	6,440	125		Digital Realty Trust Inc	2,417	252
PBF Energy Inc	27,725	619		Douglas Emmett Inc	28,699	1,092
PDC Energy Inc (a)	215,740	11,816		Duke Realty Corp	47,974	1,382
Pioneer Natural Resources Co	2,020	328		Empire State Realty Trust Inc	2,410	51
QEP Resources Inc	29,561	538		EPR Properties	2,822	237
Range Resources Corp	8,133	328		Equity Commonwealth (a)	40,837	1,226
Rice Energy Inc (a)	28,131	656		Equity One Inc	4,310	143
Rowan Cos Plc	5,813	89		Essex Property Trust Inc	1,876	439
SM Energy Co	4,023	109		Forest City Realty Trust Inc	7,324	173
Tesoro Corp	6,376	486		General Growth Properties Inc	58,562	1,871
Transocean Ltd	15,340	169		HCP Inc	50,103	1,966
Whiting Petroleum Corp (a)	9,073	67		Healthcare Trust of America Inc	16,835	574

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Savings & Loans (continued)
Highwoods Properties Inc	4,271	$238		People's United Financial Inc	149,988	$2,274
Hospitality Properties Trust	43,988	1,404		TFS Financial Corp	2,598	47
Host Hotels & Resorts Inc	36,509	647				$3,424
Kilroy Realty Corp	2,900	212		Semiconductors - 3.21%
Kimco Realty Corp	32,621	1,047		Analog Devices Inc	133,311	8,509
Liberty Property Trust	68,425	2,832		Cypress Semiconductor Corp	14,410	168
Macerich Co/The	6,890	615		IPG Photonics Corp (a)	323	27
MFA Financial Inc	493,248	3,709		KLA-Tencor Corp	171,000	12,946
Mid-America Apartment Communities Inc	6,480	687		Lam Research Corp	1,939	174
National Retail Properties Inc	133,914	7,119		Linear Technology Corp	9,947	597
NorthStar Realty Finance Corp	10	—		Marvell Technology Group Ltd	54,795	644
Omega Healthcare Investors Inc	5,956	206		Micron Technology Inc (a)	33,121	455
Outfront Media Inc	4,874	113		ON Semiconductor Corp (a)	993,317	9,963
Paramount Group Inc	7,368	130		Qorvo Inc (a)	3,959	250
Piedmont Office Realty Trust Inc	6,778	149		Skyworks Solutions Inc	494	33
Post Properties Inc	41,453	2,636		Teradyne Inc	127,885	2,526
Prologis Inc	23,648	1,288		Xilinx Inc	41,353	2,112
Rayonier Inc	5,125	140				$38,404
Realty Income Corp	11,797	843		Shipbuilding - 0.01%
Regency Centers Corp	44,596	3,787		Huntington Ingalls Industries Inc	735	127
Retail Properties of America Inc	59,049	1,041
Senior Housing Properties Trust	17,160	381		Software - 2.13%
SL Green Realty Corp	3,128	368		Akamai Technologies Inc (a)	608	31
Sovran Self Storage Inc	919	94		Allscripts Healthcare Solutions Inc (a)	9,413	133
Spirit Realty Capital Inc	26,568	363		ANSYS Inc (a)	19,399	1,734
Starwood Property Trust Inc	89,344	1,948		Autodesk Inc (a)	30,995	1,843
STORE Capital Corp	6,852	214		CA Inc	31,730	1,099
Sun Communities Inc	2,776	220		CommerceHub Inc - Series A (a)	344	5
Tanger Factory Outlet Centers Inc	814	34		CommerceHub Inc - Series C (a)	688	10
Taubman Centers Inc	1,314	106		Dun & Bradstreet Corp/The	6,442	832
Two Harbors Investment Corp	82,418	722		Fidelity National Information Services Inc	207,278	16,484
UDR Inc	13,727	511		Nuance Communications Inc (a)	190,123	3,055
Ventas Inc	10,735	818		PTC Inc (a)	2,582	103
VEREIT Inc	357,701	3,956		SS&C Technologies Holdings Inc	544	17
Vornado Realty Trust	16,518	1,774		Zynga Inc (a)	29,554	85
Weingarten Realty Investors	60,642	2,619				$25,431
Welltower Inc	11,425	906		Telecommunications - 1.42%
Weyerhaeuser Co	23,723	776		ARRIS International PLC (a)	17,383	474
WP Carey Inc	22,576	1,640		CenturyLink Inc	118,762	3,734
		$85,197		EchoStar Corp (a)	2,228	87
Retail - 1.86%				Frontier Communications Corp	53,997	281
AutoNation Inc (a)	1,663	89		Juniper Networks Inc	60,801	1,379
Bed Bath & Beyond Inc	6,571	295		Level 3 Communications Inc (a)	9,344	473
Best Buy Co Inc	13,102	440		Motorola Solutions Inc	132,959	9,225
Burlington Stores Inc (a)	1,381	106		Sprint Corp (a)	30,873	189
Cabela's Inc (a)	1,852	96		Telephone & Data Systems Inc	29,216	920
Coach Inc	53,857	2,321		United States Cellular Corp (a)	525	21
CST Brands Inc	3,101	139		Viavi Solutions Inc (a)	16,470	117
Dick's Sporting Goods Inc	954	49				$16,900
Dillard's Inc	929	63		Textiles - 0.01%
Foot Locker Inc	1,541	92		Mohawk Industries Inc (a)	768	160
GameStop Corp	4,514	140
Gap Inc/The	9,206	238		Toys, Games & Hobbies - 0.11%
Genuine Parts Co	12,353	1,263		Mattel Inc	40,451	1,350
JC Penney Co Inc (a)	12,651	122
Kohl's Corp	8,652	360		Transportation - 1.24%
L Brands Inc	6,346	469		Expeditors International of Washington Inc	1,708	85
Liberty Interactive Corp QVC Group (a)	6,229	167		Genesee & Wyoming Inc (a)	2,353	152
Macy's Inc	10,159	364		Kansas City Southern	3,442	331
Michaels Cos Inc/The (a)	1,240	33		Kirby Corp (a)	2,210	120
MSC Industrial Direct Co Inc	23,594	1,695		Old Dominion Freight Line Inc (a)	201,017	14,003
Nu Skin Enterprises Inc	1,745	93		Ryder System Inc	2,252	148
Penske Automotive Group Inc	1,678	66				$14,839
PVH Corp	3,788	383		Trucking & Leasing - 0.00%
Signet Jewelers Ltd	570	50		AMERCO	117	46
Staples Inc	71,003	659
Tiffany & Co	188,305	12,149		Water - 0.29%
Urban Outfitters Inc (a)	1,164	35
				American Water Works Co Inc	5,693	470
Wendy's Co/The	4,265	41		Aqua America Inc	87,476	3,030
World Fuel Services Corp	3,115	148				$3,500
		$22,165		TOTAL COMMON STOCKS		$1,165,413
Savings & Loans - 0.29%
First Niagara Financial Group Inc	16,188	165
New York Community Bancorp Inc	64,893	938

See accompanying notes

Schedule of Investments
MidCap Value Fund I
July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 2.14%	Shares Held	Value (000's)
Money Market Funds - 2.14%
BlackRock Liquidity Funds FedFund Portfolio	3,614,349	$3,614
Cash Account Trust - Government & Agency	465,075	465
Portfolio - Government Cash Managed
First American Government Obligations Fund	21,509,427	21,510
		$25,589
TOTAL INVESTMENT COMPANIES		$25,589
Total Investments		$1,191,002
Other Assets and Liabilities - 0.33%		$3,922
TOTAL NET ASSETS - 100.00%		$1,194,924

(a) Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Industrial		21.83%
Financial		21.31%
Consumer, Non-cyclical		12.93%
Technology		9.48%
Utilities		8.30%
Energy		8.20%
Consumer, Cyclical		6.15%
Communications		5.19%
Basic Materials		4.07%
Investment Companies		2.14%
Diversified		0.07%
Other Assets and Liabilities		0.33%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2016	Long	213	$32,382	$33,162	$780
Total					$780

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2016 (unaudited)

COMMON STOCKS - 93.86%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.00%				Biotechnology (continued)
Clear Channel Outdoor Holdings Inc	1,775	$12		United Therapeutics Corp (a)	1,458	$176
						$352
Aerospace & Defense - 1.42%				Building Materials - 3.14%
Harris Corp	4,443	385		Armstrong World Industries Inc (a)	2,149	91
L-3 Communications Holdings Inc	4,036	612		Cree Inc (a)	2,906	83
Orbital ATK Inc	2,082	181		CRH PLC ADR	533,654	16,415
Spirit AeroSystems Holdings Inc (a)	382,589	16,597		Lennox International Inc	103	16
		$17,775		Martin Marietta Materials Inc	617	125
Agriculture - 1.51%				Masco Corp	4,123	151
Bunge Ltd	6,479	426		Owens Corning	421,004	22,275
Reynolds American Inc	369,753	18,510		USG Corp (a)	4,495	127
		$18,936		Vulcan Materials Co	324	40
Airlines - 0.16%						$39,323
Alaska Air Group Inc	1,806	121		Chemicals - 3.86%
American Airlines Group Inc	20,553	730		Albemarle Corp	3,984	335
Copa Holdings SA	1,458	98		Ashland Inc	2,210	250
JetBlue Airways Corp (a)	15,466	283		Axalta Coating Systems Ltd (a)	274,500	7,837
United Continental Holdings Inc (a)	15,627	733		Cabot Corp	233,453	11,367
		$1,965		Celanese Corp	7,411	470
Apparel - 1.29%				CF Industries Holdings Inc	8,319	205
Hanesbrands Inc	597,645	15,933		Eastman Chemical Co	94,585	6,170
Ralph Lauren Corp	1,897	186		FMC Corp	323,545	15,382
		$16,119		Huntsman Corp	9,622	149
Automobile Manufacturers - 0.07%				Mosaic Co/The	12,462	337
				Platform Specialty Products Corp (a)	7,624	70
PACCAR Inc	15,249	899
				Westlake Chemical Corp	124,102	5,676
Automobile Parts & Equipment - 0.83%				WR Grace & Co	1,111	83
Allison Transmission Holdings Inc	7,101	205				$48,331
BorgWarner Inc	9,577	318		Coal - 0.02%
Goodyear Tire & Rubber Co/The	13,507	387		CONSOL Energy Inc	10,616	206
Lear Corp	83,110	9,429
		$10,339		Commercial Services - 1.80%
Banks - 5.87%				Aramark	7,814	280
Associated Banc-Corp	7,518	140		Booz Allen Hamilton Holding Corp	303	9
Bank of Hawaii Corp	2,218	153		Equifax Inc	57,900	7,669
BankUnited Inc	4,947	149		Graham Holdings Co	213	107
BOK Financial Corp	1,339	87		H&R Block Inc	8,019	191
				Herc Holdings Inc (a)	886	31
Capital One Financial Corp	219,095	14,697		Hertz Global Holdings Inc (a)	2,659	129
Citizens Financial Group Inc	18,077	404		IHS Markit Ltd (a)	2,521	88
Comerica Inc	6,214	281		Live Nation Entertainment Inc (a)	2,839	78
Commerce Bancshares Inc/MO	120,916	5,718
Cullen/Frost Bankers Inc	2,625	178		Macquarie Infrastructure Corp	2,664	204
East West Bancorp Inc	8,990	308		ManpowerGroup Inc	4,145	288
Fifth Third Bancorp	614,608	11,665		Moody's Corp	629	67
First Horizon National Corp	11,854	173		Nielsen Holdings PLC	2,812	152
				Quanta Services Inc (a)	242,585	6,210
First Republic Bank/CA	110,617	7,928
Huntington Bancshares Inc/OH	44,452	422		RR Donnelley & Sons Co	4,016	72
KeyCorp	344,002	4,025		Total System Services Inc	134,222	6,835
				United Rentals Inc (a)	456	36
M&T Bank Corp	5,326	610
Northern Trust Corp	10,162	687				$22,446
PacWest Bancorp	5,771	239		Computers - 2.68%
Popular Inc	5,384	181		Amdocs Ltd	263,271	15,364
Regions Financial Corp	67,854	622		Brocade Communications Systems Inc	23,641	220
Signature Bank/New York NY (a)	765	92		Computer Sciences Corp	4,935	236
SunTrust Banks Inc	458,975	19,410		Leidos Holdings Inc	75,604	3,781
SVB Financial Group (a)	476	48		Lexmark International Inc	3,103	114
Synovus Financial Corp	6,454	197		NetApp Inc	15,368	405
TCF Financial Corp	8,273	112		Synopsys Inc (a)	235,411	12,750
Valley National Bancorp	509,691	4,623		Western Digital Corp	13,805	656
Western Alliance Bancorp (a)	1,922	65				$33,526
Zions Bancorporation	7,179	200		Consumer Products - 0.78%
		$73,414		Avery Dennison Corp	122,216	9,520
Beverages - 0.47%				Clorox Co/The	1,268	166
Brown-Forman Corp - A Shares	154	16				$9,686
Brown-Forman Corp - B Shares	200	20		Cosmetics & Personal Care - 0.01%
Coca-Cola European Partners PLC	140,000	5,226		Edgewell Personal Care Co (a)	2,105	178
Molson Coors Brewing Co	6,121	625
		$5,887		Distribution & Wholesale - 0.67%
Biotechnology - 0.03%				Ingram Micro Inc	242,847	8,315
Alnylam Pharmaceuticals Inc (a)	447	30		WESCO International Inc (a)	2,133	119
Bio-Rad Laboratories Inc (a)	941	137				$8,434
Juno Therapeutics Inc (a)	278	9		Diversified Financial Services - 4.87%
				Affiliated Managers Group Inc (a)	453	67

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services (continued)				Engineering & Construction (continued)
Air Lease Corp	2,446	$70		Jacobs Engineering Group Inc (a)	55,850	$2,989
Ally Financial Inc	15,810	285		KBR Inc	358,340	5,023
Ameriprise Financial Inc	125,318	12,011		SBA Communications Corp (a)	2,322	267
CIT Group Inc	10,316	357				$18,083
CoreLogic Inc/United States (a)	1,647	66		Entertainment - 0.53%
Discover Financial Services	251,996	14,323		Dolby Laboratories Inc	2,768	140
E*TRADE Financial Corp (a)	9,942	249		International Game Technology PLC	4,797	100
FNF Group	299,046	11,265		Regal Entertainment Group	3,195	75
Invesco Ltd	17,427	509		SeaWorld Entertainment Inc	405,918	6,251
Lazard Ltd	5,336	191				$6,566
LPL Financial Holdings Inc	3,689	99		Environmental Control - 0.04%
Nasdaq Inc	6,336	448		Republic Services Inc	8,395	430
Navient Corp	858,771	12,195		Stericycle Inc (a)	159	15
Raymond James Financial Inc	7,146	392				$445
Santander Consumer USA Holdings Inc (a)	5,717	63
SLM Corp (a)	963,577	6,928		Food - 2.66%
				ConAgra Foods Inc	5,170	242
Synchrony Financial	41,169	1,148		Hain Celestial Group Inc/The (a)	1,413	75
T Rowe Price Group Inc	2,050	145		Hormel Foods Corp	2,805	105
TD Ameritrade Holding Corp	959	29		Ingredion Inc	113,030	15,060
		$60,840		JM Smucker Co/The	5,623	867
Electric - 6.02%				Kellogg Co	1,407	116
AES Corp/VA	23,490	290		Pilgrim's Pride Corp	2,597	60
Alliant Energy Corp	12,639	509		Pinnacle Foods Inc	6,245	313
Ameren Corp	13,545	710		Post Holdings Inc (a)	1,290	112
Calpine Corp (a)	12,761	175		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	8,276	—
CMS Energy Corp	15,797	714		Safeway, Inc. - CVR - Property Development	8,276	—
Consolidated Edison Inc	15,907	1,274		Centers (a),(b),(c)
DTE Energy Co	6,381	622		TreeHouse Foods Inc (a)	1,975	204
Edison International	101,459	7,851		Tyson Foods Inc	215,385	15,852
Entergy Corp	9,581	780		Whole Foods Market Inc	9,440	288
Eversource Energy	11,310	662				$33,294
FirstEnergy Corp	23,411	818		Forest Products & Paper - 0.06%
Great Plains Energy Inc	7,634	227		Domtar Corp	3,217	127
Hawaiian Electric Industries Inc	5,330	165		International Paper Co	14,614	669
ITC Holdings Corp	2,695	125				$796
MDU Resources Group Inc	362,556	8,719		Gas - 2.43%
NRG Energy Inc	441,067	6,105		Atmos Energy Corp	169,547	13,528
OGE Energy Corp	125,976	4,052		CenterPoint Energy Inc	595,424	14,242
Pinnacle West Capital Corp	191,030	15,066		National Fuel Gas Co	3,561	201
PPL Corp	34,222	1,290		NiSource Inc	11,480	295
Public Service Enterprise Group Inc	18,029	830		Piedmont Natural Gas Co Inc	3,488	209
SCANA Corp	4,639	348		Questar Corp	8,735	220
WEC Energy Group Inc	11,262	731		Sempra Energy	8,904	996
Westar Energy Inc	8,297	461		UGI Corp	10,904	493
Xcel Energy Inc	517,847	22,775		Vectren Corp	4,147	215
		$75,299				$30,399
Electrical Components & Equipment - 0.06%				Hand & Machine Tools - 2.79%
AMETEK Inc	9,602	452		Lincoln Electric Holdings Inc	1,306	81
Energizer Holdings Inc	2,040	105		Regal Beloit Corp	2,181	133
Hubbell Inc	1,596	172		Snap-on Inc	1,176	185
		$729		Stanley Black & Decker Inc	283,648	34,520
Electronics - 1.95%						$34,919
Agilent Technologies Inc	12,479	601		Healthcare - Products - 0.18%
Arrow Electronics Inc (a)	5,217	347
				Alere Inc (a)	3,195	120
Avnet Inc	7,493	308		Cooper Cos Inc/The	374	68
Fitbit Inc (a)	2,217	30
				DENTSPLY SIRONA Inc	8,185	524
FLIR Systems Inc	6,864	224		Hill-Rom Holdings Inc	190	10
Garmin Ltd	3,980	216		QIAGEN NV (a)	12,641	339
Gentex Corp	5,270	93		St Jude Medical Inc	3,036	252
Jabil Circuit Inc	9,287	189		Teleflex Inc	1,271	229
Keysight Technologies Inc (a)	9,879	289
				VWR Corp (a)	3,330	105
National Instruments Corp	1,532	44		Zimmer Biomet Holdings Inc	4,323	567
PerkinElmer Inc	5,169	294
Trimble Navigation Ltd (a)	1,861	49				$2,214
Tyco International Plc	475,271	21,658		Healthcare - Services - 3.70%
				Acadia Healthcare Co Inc (a)	2,193	124
		$24,342		Amsurg Corp (a)	1,069	80
Energy - Alternate Sources - 0.01%				Brookdale Senior Living Inc (a)	8,350	154
First Solar Inc (a)	3,678	172
				Centene Corp (a)	1,569	111
				Cigna Corp	134,447	17,338
Engineering & Construction - 1.45%				DaVita HealthCare Partners Inc (a)	5,516	428
AECOM (a)	8,733	310
				Envision Healthcare Holdings Inc (a)	1,392	34
Chicago Bridge & Iron Co NV ADR	4,961	168		Laboratory Corp of America Holdings (a)	88,753	12,387
Fluor Corp	174,245	9,326		LifePoint Health Inc (a)	125,826	7,446

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Services (continued)				Iron & Steel (continued)
MEDNAX Inc (a)	961	$66		Reliance Steel & Aluminum Co	4,452	$349
Quest Diagnostics Inc	7,413	640		Steel Dynamics Inc	232,182	6,227
Universal Health Services Inc	57,667	7,470		United States Steel Corp	6,281	173
WellCare Health Plans Inc (a)	158	17				$7,629
		$46,295		Leisure Products & Services - 2.62%
Holding Companies - Diversified - 0.02%				Brunswick Corp/DE	959	48
Leucadia National Corp	11,723	214		Norwegian Cruise Line Holdings Ltd (a)	376,312	16,031
				Royal Caribbean Cruises Ltd	227,902	16,509
Home Builders - 0.64%				Vista Outdoor Inc (a)	2,497	125
CalAtlantic Group Inc	3,108	112				$32,713
DR Horton Inc	223,716	7,356		Lodging - 0.08%
Lennar Corp - A Shares	3,093	145		Choice Hotels International Inc	703	34
Lennar Corp - B Shares	415	16		Extended Stay America Inc	3,446	49
PulteGroup Inc	12,017	254		Hilton Worldwide Holdings Inc	4,577	106
Toll Brothers Inc (a)	3,828	107		Hyatt Hotels Corp (a)	1,143	58
		$7,990		Marriott International Inc/MD	839	60
Home Furnishings - 1.38%				MGM Resorts International (a)	15,362	368
Harman International Industries Inc	1,338	111		Starwood Hotels & Resorts Worldwide Inc	3,881	303
Whirlpool Corp	89,062	17,132		Wynn Resorts Ltd	245	24
		$17,243				$1,002
Housewares - 0.00%				Machinery - Construction & Mining - 0.03%
Scotts Miracle-Gro Co/The	411	30		Oshkosh Corp	3,639	201
				Terex Corp	5,197	125
Insurance - 5.46%						$326
Alleghany Corp (a)	528	287		Machinery - Diversified - 0.82%
Allied World Assurance Co Holdings AG	4,489	184		AGCO Corp	3,457	166
American Financial Group Inc/OH	4,503	329		BWX Technologies Inc	85,200	3,136
American National Insurance Co	518	59		CNH Industrial NV	721,598	5,145
AmTrust Financial Services Inc	4,420	105		Cummins Inc	7,734	950
Arch Capital Group Ltd (a)	4,081	296		Flowserve Corp	3,548	170
Arthur J Gallagher & Co	4,506	222		IDEX Corp	185	17
Aspen Insurance Holdings Ltd	123,909	5,694		Manitowoc Foodservice Inc (a)	3,727	68
Assurant Inc	2,204	183		Rockwell Automation Inc	957	109
Assured Guaranty Ltd	6,716	180		Roper Technologies Inc	1,739	296
Axis Capital Holdings Ltd	5,880	327		Xylem Inc/NY	3,068	147
Brown & Brown Inc	5,471	201				$10,204
Cincinnati Financial Corp	8,162	610		Media - 1.15%
CNA Financial Corp	1,840	59		Discovery Communications Inc - A Shares (a)	823	21
Endurance Specialty Holdings Ltd	3,238	219		Discovery Communications Inc - C Shares (a)	3,172	78
Erie Indemnity Co	473	46		John Wiley & Sons Inc	2,234	129
Everest Re Group Ltd	66,459	12,562		Liberty Broadband Corp - A Shares (a)	1,281	80
First American Financial Corp	5,340	223		Liberty Broadband Corp - C Shares (a)	4,824	305
Hanover Insurance Group Inc/The	98,181	8,085		Liberty SiriusXM Group - A Shares (a)	4,532	162
Hartford Financial Services Group Inc/The	13,946	556		Liberty SiriusXM Group - C Shares (a)	10,068	355
Lincoln National Corp	10,217	446		Meredith Corp	142,403	7,758
Loews Corp	9,973	412		News Corp - A Shares	18,186	236
Markel Corp (a)	486	461		News Corp - B Shares	6,391	86
Old Republic International Corp	335,833	6,509		Scripps Networks Interactive Inc	75,000	4,955
ProAssurance Corp	2,654	137		TEGNA Inc	7,772	170
Progressive Corp/The	27,066	880		Viacom Inc - A Shares	294	15
Reinsurance Group of America Inc	65,946	6,545		Viacom Inc - B Shares	1,439	65
RenaissanceRe Holdings Ltd	1,509	177				$14,415
Torchmark Corp	6,917	428		Metal Fabrication & Hardware - 0.01%
Unum Group	258,130	8,624		Timken Co/The	3,687	123
Validus Holdings Ltd	3,870	191		Valmont Industries Inc	329	43
Voya Financial Inc	7,291	187				$166
Willis Towers Watson PLC	101,018	12,488		Mining - 0.22%
WR Berkley Corp	3,417	199		Alcoa Inc	46,921	498
XL Group Ltd	6,602	228		Freeport-McMoRan Inc	44,897	582
		$68,339		Newmont Mining Corp	26,274	1,156
Internet - 0.07%				Royal Gold Inc	2,816	238
FireEye Inc (a)	5,265	92
				Southern Copper Corp	2,287	59
IAC/InterActiveCorp	688	40		Tahoe Resources Inc	14,697	229
Liberty Ventures (a)	3,875	146
Pandora Media Inc (a)	1,397	19				$2,762
				Miscellaneous Manufacturers - 1.80%
Symantec Corp	18,748	383
Twitter Inc(a)	2,625	44		AptarGroup Inc	1,636	128
Yelp Inc (a)	704	22		Carlisle Cos Inc	2,691	278
				Colfax Corp (a)	4,783	140
Zillow Group Inc - A Shares (a)	714	28
Zillow Group Inc - C Shares (a)	1,431	56		Crane Co	2,532	158
				Donaldson Co Inc	831	30
		$830		Dover Corp	5,461	390
Iron & Steel - 0.61%				Eaton Corp PLC	181,106	11,484
Nucor Corp	16,398	880		Ingersoll-Rand PLC	6,991	463

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Miscellaneous Manufacturers (continued)				Pharmaceuticals (continued)
ITT Inc	4,350	$138		Perrigo Co PLC	4,902	$448
Parker-Hannifin Corp	73,762	8,423		Premier Inc (a)	1,439	47
Pentair PLC	5,917	378		Quintiles Transnational Holdings Inc (a)	2,448	190
Textron Inc	9,391	366		VCA Inc (a)	63,900	4,559
Trinity Industries Inc	6,926	161				$23,436
		$22,537		Pipelines - 0.86%
Office & Business Equipment - 0.04%				ONEOK Inc	229,200	10,266
Xerox Corp	52,322	539		Williams Cos Inc/The	20,463	490
						$10,756
Oil & Gas - 5.41%				Real Estate - 0.03%
Antero Resources Corp (a)	7,998	209		Jones Lang LaSalle Inc	1,606	176
Cabot Oil & Gas Corp	4,808	119		Realogy Holdings Corp	6,718	208
Cheniere Energy Inc (a)	7,104	297				$384
Chesapeake Energy Corp (a)	25,949	141		REITS - 10.90%
Cimarex Energy Co	2,804	337		Alexandria Real Estate Equities Inc	2,340	263
Concho Resources Inc (a)	4,643	577		American Campus Communities Inc	7,846	424
Continental Resources Inc/OK (a)	2,388	105		American Capital Agency Corp	11,822	232
Devon Energy Corp	299,062	11,448		American Homes 4 Rent	7,932	172
Diamond Offshore Drilling Inc	538,049	12,225		Annaly Capital Management Inc	50,615	556
Diamondback Energy Inc (a)	1,930	169		Apartment Investment & Management Co	9,066	417
Energen Corp	4,521	214		Apple Hospitality REIT Inc	8,247	168
Ensco PLC	15,091	138		AvalonBay Communities Inc	4,885	907
EQT Corp	9,200	670		Boston Properties Inc	4,111	584
Helmerich & Payne Inc	62,168	3,852		Brandywine Realty Trust	8,850	149
Hess Corp	14,123	758		Brixmor Property Group Inc	9,265	263
HollyFrontier Corp	7,972	203		Camden Property Trust	4,729	424
Kosmos Energy Ltd (a)	7,805	43		Care Capital Properties Inc	4,029	119
Marathon Oil Corp	41,211	562		Chimera Investment Corp	9,889	166
Marathon Petroleum Corp	27,408	1,080		Columbia Property Trust Inc	5,938	144
Memorial Resource Development Corp (a)	4,255	64		Communications Sales & Leasing Inc	5,811	181
Murphy Oil Corp	354,607	9,727		Corporate Office Properties Trust	418,452	12,537
Murphy USA Inc (a)	791	61		Corrections Corp of America	5,837	187
Nabors Industries Ltd	13,894	125		CubeSmart	5,996	178
Newfield Exploration Co (a)	87,273	3,779		CyrusOne Inc	771	42
Noble Corp plc	12,438	92		DCT Industrial Trust Inc	4,551	228
Noble Energy Inc	22,079	789		DDR Corp	19,875	392
Parsley Energy Inc (a)	6,663	190		Digital Realty Trust Inc	40,789	4,261
Patterson-UTI Energy Inc	7,242	140		Douglas Emmett Inc	4,993	190
PBF Energy Inc	456,995	10,209		Duke Realty Corp	306,858	8,835
QEP Resources Inc	10,650	194		Empire State Realty Trust Inc	2,682	56
Range Resources Corp	9,061	365		EPR Properties	3,141	264
Rice Energy Inc (a)	5,621	131		Equity Commonwealth (a)	6,229	187
Rowan Cos Plc	6,470	99		Equity LifeStyle Properties Inc	112,000	9,211
SM Energy Co	3,109	84		Equity One Inc	4,851	161
Tesoro Corp	7,103	541		Essex Property Trust Inc	2,065	483
Transocean Ltd	17,074	188		Forest City Realty Trust Inc	8,152	193
Vermilion Energy Inc	226,000	7,530		General Growth Properties Inc	391,287	12,502
Whiting Petroleum Corp (a)	9,614	71		HCP Inc	16,687	655
WPX Energy Inc (a)	13,561	135		Healthcare Trust of America Inc	2,149	73
		$67,661		Highwoods Properties Inc	4,754	265
Oil & Gas Services - 0.22%				Hospitality Properties Trust	7,322	234
Baker Hughes Inc	15,614	747		Host Hotels & Resorts Inc	892,157	15,827
Dril-Quip Inc (a)	1,951	106		Kilroy Realty Corp	3,205	235
FMC Technologies Inc (a)	14,914	379		Kimco Realty Corp	533,669	17,131
Frank's International NV	2,470	31		Liberty Property Trust	184,253	7,624
National Oilwell Varco Inc	19,727	638		Macerich Co/The	7,676	685
Oceaneering International Inc	4,965	138		MFA Financial Inc	19,262	145
Superior Energy Services Inc	7,541	120		Mid-America Apartment Communities Inc	4,437	470
Targa Resources Corp	9,827	366		National Retail Properties Inc	8,584	456
Weatherford International PLC (a)	31,848	181		Omega Healthcare Investors Inc	6,629	229
		$2,706		Outfront Media Inc	5,425	126
Packaging & Containers - 0.08%				Paramount Group Inc	8,200	145
Bemis Co Inc	2,881	147		Piedmont Office Realty Trust Inc	7,622	167
Graphic Packaging Holding Co	5,637	77		Post Properties Inc	2,743	174
Sonoco Products Co	4,899	250		Prologis Inc	25,579	1,394
WestRock Co	12,795	549		Rayonier Inc	5,766	157
		$1,023		Realty Income Corp	144,143	10,302
Pharmaceuticals - 1.87%				Regency Centers Corp	206,263	17,517
Cardinal Health Inc	206,387	17,254		Retail Properties of America Inc	11,866	209
Endo International PLC (a)	9,388	163		Senior Housing Properties Trust	10,193	226
Mallinckrodt PLC (a)	5,691	383		SL Green Realty Corp	3,471	409
Mead Johnson Nutrition Co	4,259	380		Sovran Self Storage Inc	912	93
OPKO Health Inc (a)	1,239	12		Spirit Realty Capital Inc	29,097	398

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITS (continued)				Software (continued)
Starwood Property Trust Inc	11,076	$241		Allscripts Healthcare Solutions Inc (a)	8,462	$120
STORE Capital Corp	7,627	238		ANSYS Inc (a)	3,595	321
Sun Communities Inc	3,090	245		Autodesk Inc (a)	1,364	81
Tanger Factory Outlet Centers Inc	906	38		CA Inc	259,507	8,992
Taubman Centers Inc	1,463	118		CommerceHub Inc - Series A (a)	387	5
Two Harbors Investment Corp	17,680	155		CommerceHub Inc - Series C (a)	775	11
UDR Inc	9,437	351		Dun & Bradstreet Corp/The	1,098	142
Ventas Inc	11,959	911		Fidelity National Information Services Inc	7,120	566
VEREIT Inc	32,314	357		Nuance Communications Inc (a)	2,461	40
Vornado Realty Trust	6,114	657		PTC Inc (a)	2,874	114
Weingarten Realty Investors	5,848	253		SS&C Technologies Holdings Inc	604	20
Welltower Inc	12,728	1,010		Zynga Inc (a)	32,893	94
Weyerhaeuser Co	26,423	864				$10,540
WP Carey Inc	6,191	450		Telecommunications - 0.26%
		$136,310		ARRIS International PLC (a)	7,124	194
Retail - 2.76%				CenturyLink Inc	30,151	948
AutoNation Inc (a)	1,851	99		EchoStar Corp (a)	2,483	97
Bed Bath & Beyond Inc	7,317	329		Frontier Communications Corp	60,122	312
Best Buy Co Inc	14,604	491		Juniper Networks Inc	19,794	449
Burlington Stores Inc (a)	107,537	8,228		Level 3 Communications Inc (a)	10,410	527
Cabela's Inc (a)	2,061	106		Motorola Solutions Inc	5,516	383
Coach Inc	11,126	480		Sprint Corp (a)	35,049	215
CST Brands Inc	3,489	156		Telephone & Data Systems Inc	4,322	136
Darden Restaurants Inc	42,000	2,585		United States Cellular Corp (a)	587	24
Dick's Sporting Goods Inc	1,062	54				$3,285
Dillard's Inc	1,034	70		Textiles - 0.01%
Foot Locker Inc	1,716	102		Mohawk Industries Inc (a)	854	179
GameStop Corp	5,024	155
Gap Inc/The	9,914	256		Transportation - 1.11%
Genuine Parts Co	1,002	102		Expeditors International of Washington Inc	1,902	94
JC Penney Co Inc (a)	14,081	136		Genesee & Wyoming Inc (a)	2,618	169
Kohl's Corp	9,639	401		Golar LNG Ltd	385,306	6,535
L Brands Inc	167,188	12,355		Kansas City Southern	3,833	368
Liberty Interactive Corp QVC Group (a)	6,933	186		Kirby Corp (a)	2,483	135
Macy's Inc	10,984	394		Old Dominion Freight Line Inc (a)	1,243	87
Michaels Cos Inc/The (a)	1,380	36		Ryder System Inc	98,889	6,517
MSC Industrial Direct Co Inc	1,514	109				$13,905
Nu Skin Enterprises Inc	1,942	104		Trucking & Leasing - 0.00%
Penske Automotive Group Inc	1,868	74		AMERCO	130	51
PVH Corp	65,120	6,581
Signet Jewelers Ltd	634	56		Water - 0.06%
Staples Inc	35,137	326		American Water Works Co Inc	6,342	524
Tiffany & Co	3,901	252		Aqua America Inc	6,329	219
Urban Outfitters Inc (a)	1,296	39
						$743
Wendy's Co/The	4,747	46		TOTAL COMMON STOCKS		$1,173,909
World Fuel Services Corp	3,500	167		INVESTMENT COMPANIES - 4.15%	Shares Held	Value (000's)
		$34,475		Money Market Funds - 4.15%
Savings & Loans - 1.24%				BlackRock Liquidity Funds FedFund Portfolio	3,007,300	3,007
First Niagara Financial Group Inc	18,018	183		Cash Account Trust - Government & Agency	524,789	525
New York Community Bancorp Inc	1,043,162	15,073		Portfolio - Government Cash Managed
People's United Financial Inc	15,411	234		First American Government Obligations Fund	39,555,943	39,556
TFS Financial Corp	2,891	53		Goldman Sachs Financial Square Funds -	8,832,227	8,832
		$15,543		Government Fund
Semiconductors - 1.89%						$51,920
Analog Devices Inc	10,932	698		TOTAL INVESTMENT COMPANIES		$51,920
IPG Photonics Corp (a)	360	30
				Total Investments		$1,225,829
Lam Research Corp	2,157	194		Other Assets and Liabilities - 1.99%		$24,885
Linear Technology Corp	7,296	438		TOTAL NET ASSETS - 100.00%		$1,250,714
Marvell Technology Group Ltd	19,695	231
Microchip Technology Inc	222,533	12,382
Micron Technology Inc (a)	36,900	507
				(a) Non-Income Producing Security
NVIDIA Corp	96,700	5,521		(b)		Security is Illiquid. At the end of the period, the value of these securities
ON Semiconductor Corp (a)	18,312	184
Qorvo Inc (a)	4,406	279		totaled $0 or 0.00% of net assets.
				(c)		Fair value of these investments is determined in good faith by the Manager
Skyworks Solutions Inc	550	36		under procedures established and periodically reviewed by the Board of
Teradyne Inc	133,739	2,641		Directors. At the end of the period, the fair value of these securities totaled
Xilinx Inc	9,161	468		$0 or 0.00% of net assets.
		$23,609
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc	828	143

Software - 0.84%
Akamai Technologies Inc (a)	677	34

See accompanying notes

Schedule of Investments
MidCap Value Fund III
July 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.37%
Industrial		14.71%
Consumer, Non-cyclical		13.01%
Consumer, Cyclical		11.04%
Utilities		8.51%
Energy		6.52%
Technology		5.45%
Basic Materials		4.75%
Investment Companies		4.15%
Communications		1.48%
Diversified		0.02%
Other Assets and Liabilities		1.99%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2016	Long	349	$52,762	$54,336	$1,574
Total					$1,574

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Money Market Fund July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 5.26%		Shares Held	Value(000	's)		Principal
Money Market Funds – 5.26%					MUNICIPAL BONDS - 5.45%	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds TempFund		10,825,000	$10,825		California - 0.93%
Portfolio					Kern Water Bank Authority (credit support
Deutsche Money Market Series		14,530,000	14,530		from Wells Fargo)
Morgan Stanley Institutional Liquidity Funds -		4,900,000	4,900		0.46%, 08/05/2016(d)	$4,167	$4,167
Government Portfolio					San Francisco City & County Redevelopment
Goldman Sachs Financial Square Funds -		8,045,000	8,045		Agency (credit support from Fannie Mae)
Government Fund					0.45%, 08/05/2016(d)	5,100	5,100
STIT-Government & Agency Portfolio		14,000,000	14,000				$9,267
			$52,300		Colorado - 1.58%
TOTAL INVESTMENT COMPANIES			$52,300		City of Colorado Springs CO Utilities System
		Principal			Revenue (credit support from Mizuho Bank
BONDS- 9.26%		Amount (000's)	Value(000	's)	LTD)
Automobile Asset Backed Securities - 2.07%					0.43%, 08/05/2016(d)	7,000	7,000
AmeriCredit Automobile Receivables Trust					Colorado Housing & Finance
2016-2					Authority (credit support from Federal Home
0.75%, 04/10/2017(a)		$2,729	$2,729		Loan Bank)
ARI Fleet Lease Trust 2016-A					0.48%, 08/05/2016(a),(d)	7,510	7,510
0.80%, 03/15/2017(b)		2,216	2,216		County of Kit Carson CO (credit support from
Capital Auto Receivables Asset Trust 2016-1					Wells Fargo)
0.75%, 03/20/2017		935	935		0.50%, 08/05/2016(d)	1,250	1,250
Drive Auto Receivables Trust 2016-B							$15,760
0.75%, 05/15/2017(b)		2,425	2,425		Illinois - 1.14%
Enterprise Fleet Financing LLC					Memorial Health System/IL (credit support
0.85%, 07/20/2017(a),(b)		6,500	6,500		from JP Morgan Chase & Co)
Ford Credit Auto Owner Trust 2016-A					0.50%, 08/05/2016(d)	11,295	11,295
0.68%, 02/15/2017		14	14
Hyundai Auto Lease Securitization Trust					Maryland - 0.80%
2016	-A				City of Baltimore MD (credit support from
0.68%, 02/15/2017(a),(b)		1,448	1,448		State Street Bank & Trust)
Santander Drive Auto Receivables Trust 2016-					0.45%, 08/05/2016(d)	7,915	7,915
2
0.75%, 05/15/2017(a)		4,378	4,378		Minnesota - 0.44%
			$20,645		City of St Paul MN (credit support from
Banks - 0.72%
Wells Fargo Bank NA					Wells 0.46%, Fargo) 08/05/2016(d)	4,400	4,400
0.84%, 08/22/2017(a)		7,200	7,200
					New Mexico - 0.25%
Diversified Financial Services - 2.38%					City of Las Cruces NM (credit support from
Corporate Finance Managers Inc					Wells Fargo)
0.49%, 08/05/2016(a)		8,700	8,700		0.46%, 08/05/2016(d)	2,500	2,500
MetLife Inc
0.70%, 08/17/2016(a),(c)		15,000	15,000		Oklahoma - 0.31%
			$23,700		Oklahoma University Hospital (credit support
Healthcare - Services - 0.91%					from Bank of America)
					0.45%, 08/05/2016(d)	3,100	3,100
Portland Clinic LLP/The
0.45%, 08/05/2016(a)		9,030	9,030
					TOTAL MUNICIPAL BONDS		$54,237
Insurance - 1.61%						Principal
New York Life Global Funding Company					COMMERCIAL PAPER - 71.37%	Amount (000's)	Value(000	's)
0.71%, 07/21/2017(a),(c)		16,000	16,000		Agriculture - 5.32%
					Archer-Daniels-Midland Co
Other Asset Backed Securities - 1.57%					0.41%, 08/09/2016(b)	$8,000	$7,999
Dell Equipment Finance Trust 2015-2					0.42%, 08/11/2016(b)	7,000	6,999
0.53%, 10/24/2016(a),(b)		227	227		0.42%, 08/23/2016(b)	8,000	7,998
Dell Equipment Finance Trust 2016-1					Cargill Inc
0.85%, 07/24/2017(a),(b)		8,000	8,000		0.39%, 08/03/2016(b)	7,000	7,000
GreatAmerica Leasing Receivables Funding					0.39%, 08/05/2016(b)	8,000	8,000
LLC Series 2016-1					Philip Morris International Inc
0.78%, 02/21/2017(b)		1,363	1,363		0.42%, 08/26/2016(b)	7,000	6,998
MMAF Equipment Finance LLC 2016-A					0.42%, 09/01/2016(b)	8,000	7,997
0.75%, 05/15/2017(a),(b)		3,568	3,567				$52,991
Volvo Financial Equipment LLC Series 2016-					Automobile Manufacturers - 3.87%
1					American Honda Finance Corp (credit support
0.75%, 02/15/2017(b)		2,455	2,455		from Honda Motor Company)
			$15,612		0.47%, 08/12/2016(d)	8,000	7,999
TOTAL BONDS			$92,187		0.52%, 08/23/2016(d)	7,000	6,998
					0.54%, 08/05/2016(d)	8,000	7,999
					BMW US Capital LLC (credit support from
					BMW AG)
					0.39%, 08/01/2016(b),(d)	7,000	7,000

See accompanying notes

Schedule of Investments Money Market Fund July 31, 2016 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
Automobile Manufacturers (continued)				Beverages (continued)
Toyota Financial Services de Puerto Rico				Coca-Cola Co/The
Inc (credit support from Toyota Financial				0.49%, 10/11/2016(b)	$6,000	$5,994
Services)						$12,993
0.65%, 09/28/2016(d)	$8,500	$8,491		Chemicals - 0.70%
		$38,487		BASF SE
Banks- 26.73%				0.61%, 09/28/2016(b)	7,000	6,993
Bank of Nova Scotia/The
0.74%, 10/19/2016(b),(e)	8,000	7,987		Commercial Services - 2.71%
0.93%, 11/10/2016(b),(e)	8,000	7,979		Catholic Health Initiatives
Bank of Tokyo-Mitsubishi UFJ Ltd/New York				0.78%, 08/02/2016	8,000	8,000
NY				0.78%, 08/08/2016	6,000	5,999
0.42%, 08/01/2016	4,000	4,000		0.82%, 08/22/2016	5,000	4,998
0.42%, 08/03/2016	6,200	6,200		Salvation Army/United States
0.64%, 09/27/2016	7,000	6,993		0.60%, 09/22/2016	8,000	7,993
BNP Paribas SA/New York NY						$26,990
0.31%, 08/01/2016	20,000	20,000		Diversified Financial Services - 22.12%
Cooperatieve Rabobank UA/NY				Anglesea Funding LLC
0.49%, 08/16/2016	6,500	6,499		0.48%, 08/01/2016(b)	7,000	7,000
Credit Suisse AG/New York NY				Collateralized Commercial Paper Co LLC
0.66%, 10/05/2016	8,000	7,991		0.70%, 10/12/2016	7,000	6,990
0.66%, 10/07/2016	8,000	7,990		0.70%, 10/18/2016	7,500	7,489
0.84%, 09/14/2016	7,000	6,993		CRC Funding LLC
DBS Bank Ltd				0.50%, 08/31/2016(b)	7,000	6,997
0.60%, 08/25/2016(b),(e)	8,000	7,997		0.60%, 08/22/2016(b)	5,000	4,998
DNB Bank ASA				0.60%, 09/15/2016(b)	8,000	7,994
0.51%, 08/19/2016(b),(e)	8,000	7,998		0.63%, 09/01/2016(b)	2,500	2,499
ING US Funding LLC (credit support from				DCAT LLC
ING Bank)				0.67%, 08/17/2016	6,850	6,848
0.69%, 08/01/2016(d)	6,000	6,000		0.68%, 08/04/2016	8,200	8,200
KFW (credit support from Republic of				0.68%, 08/05/2016	8,000	7,999
Germany)				Fairway Finance Co LLC
0.42%, 08/03/2016(b),(d),(e)	8,000	8,000		0.65%, 10/04/2016(b)	8,000	7,991
0.42%, 08/25/2016(b),(d),(e)	2,000	1,999		0.65%, 10/06/2016(b)	4,000	3,995
Manhattan Asset Funding Co LLC				Gotham Funding Corp
0.53%, 08/02/2016(b)	7,000	7,000		0.51%, 08/18/2016(b)	8,000	7,998
0.58%, 09/08/2016(b)	6,500	6,496		0.53%, 08/22/2016(b)	8,000	7,997
0.60%, 08/25/2016(b)	5,000	4,998		0.57%, 09/08/2016(b)	7,000	6,996
0.65%, 10/03/2016(b)	5,000	4,994		Intercontinental Exchange Inc
Mitsubishi UFJ Trust & Banking Corp/NY				0.43%, 08/02/2016(b)	5,000	5,000
0.75%, 10/14/2016	7,000	6,989		0.43%, 08/10/2016(b)	17,500	17,498
Mizuho Bank Ltd/NY				JP Morgan Securities LLC
0.58%, 09/23/2016(b)	8,000	7,993		0.42%, 08/08/2016	2,900	2,900
0.62%, 08/19/2016(b)	6,000	5,998		0.54%, 09/01/2016	4,100	4,098
Natixis SA/New York NY				0.57%, 08/02/2016(b)	4,500	4,500
0.41%, 08/04/2016	7,000	7,000		0.62%, 09/12/2016	1,350	1,349
0.61%, 09/19/2016	5,000	4,996		Jupiter Securitization Co LLC
Oversea-Chinese Banking Corp Ltd				0.45%, 08/31/2016(b)	8,500	8,497
0.59%, 09/09/2016(b),(e)	6,900	6,896		Liberty Street Funding LLC
0.74%, 11/07/2016(b),(e)	8,000	7,984		0.60%, 09/06/2016(b)	8,000	7,995
Sheffield Receivables Co LLC				0.62%, 09/21/2016(b)	4,200	4,196
0.60%, 08/09/2016(b)	15,000	14,998		0.69%, 10/12/2016(b)	2,700	2,696
0.65%, 09/02/2016(b)	8,000	7,995		0.71%, 10/11/2016(b)	7,000	6,990
Skandinaviska Enskilda Banken AB				Nieuw Amsterdam Receivables Corp
0.50%, 09/07/2016(b),(e)	5,029	5,026		0.48%, 08/22/2016(b)	3,500	3,499
Societe Generale SA				0.49%, 08/18/2016(b)	7,000	6,998
0.39%, 08/01/2016(e)	5,000	5,000		0.57%, 09/19/2016(b)	7,500	7,494
Standard Chartered Bank/New York				Ontario Teachers' Finance Trust (credit
0.53%, 08/18/2016(b)	5,000	4,999		support from Ontario Teachers Pension Plan
0.62%, 09/16/2016(b)	7,500	7,494		Board)
Sumitomo Mitsui Banking Corp				0.74%, 08/15/2016(b),(d)	8,000	7,998
0.62%, 09/16/2016(b),(e)	8,000	7,994		Regency Markets No. 1 LLC
0.63%, 09/20/2016(b),(e)	7,500	7,493		0.45%, 08/04/2016(b)	8,000	8,000
0.64%, 09/13/2016(b),(e)	6,500	6,495		0.48%, 08/08/2016(b)	4,000	4,000
United Overseas Bank Ltd				0.55%, 08/15/2016(b)	8,000	7,998
0.54%, 08/29/2016(b),(e)	2,605	2,604		0.55%, 08/22/2016(b)	4,000	3,999
0.72%, 08/30/2016(b),(e)	7,000	6,996		Thunder Bay Funding LLC
Westpac Banking Corp				0.57%, 08/04/2016(b)	2,500	2,500
0.86%, 09/26/2016(b),(e)	3,000	2,996				$220,196
		$266,060		Electric - 1.41%
Beverages - 1.30%				Oglethorpe Power Corp
Brown-Forman Corp				0.50%, 08/24/2016(b)	7,500	7,498
0.53%, 08/11/2016(b)	7,000	6,999

See accompanying notes

Schedule of Investments Money Market Fund July 31, 2016 (unaudited)

	Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
Electric (continued)
Oglethorpe Power Corp (continued)
0.52%, 08/11/2016(b)	$6,500	$6,499
		$13,997
Insurance - 2.74%
Nationwide Life Insurance Co
0.48%, 08/15/2016(b)	7,000	6,999
0.59%, 08/12/2016(b)	8,250	8,248
Prudential PLC
0.60%, 08/16/2016(b)	7,000	6,998
0.65%, 09/15/2016(b)	5,000	4,996
		$27,241
Pharmaceuticals - 2.26%
Novartis Securities Investment Ltd (credit
support from Novartis AG)
0.38%, 08/01/2016(b),(d)	8,000	8,000
0.46%, 08/29/2016(b),(d)	7,500	7,497
0.49%, 08/08/2016(b),(d)	7,000	7,000
		$22,497
REITS- 2.21%
Simon Property Group LP
0.46%, 08/29/2016(b)	6,000	5,998
0.46%, 09/07/2016(b)	8,000	7,996
0.50%, 08/24/2016(b)	8,000	7,997
		$21,991
TOTAL COMMERCIAL PAPER		$710,436
	Principal
CERTIFICATE OF DEPOSIT - 2.59%	Amount (000's)	Value(000	's)
Banks- 2.59%
Bank of America NA
0.67%, 09/06/2016	8,000	8,000
Bank of Nova Scotia/Houston
0.79%, 05/11/2017(a),(e)	5,800	5,800
Citibank NA
0.63%, 10/03/2016	8,000	8,000
0.70%, 10/17/2016	4,000	4,000
		$25,800
TOTAL CERTIFICATE OF DEPOSIT		$25,800
	Maturity
REPURCHASE AGREEMENTS - 6.03%	Amount (000's)	Value(000	's)
Banks- 6.03%
Credit Suisse Repurchase Agreement; 0.35%	$30,001	$30,000
dated 07/29/2016 maturing 08/01/2016
(collateralized by US Government
Security; $30,604,068; 2.00%; dated
11/30/2022)
Merrill Lynch Repurchase Agreement; 0.33%	30,001	30,000
dated 07/29/2016 maturing 08/01/2016
(collateralized by US Government
Securities; $30,600,976; 3.04%-5.88%;
dated 09/30/2030-04/01/2036)
		$60,000
TOTAL REPURCHASE AGREEMENTS		$60,000
Total Investments		$994,960
Other Assets and Liabilities - 0.04%		$447
TOTAL NET ASSETS - 100.00%		$995,407

Portfolio Summary (unaudited)

Sector	Percent
Financial	67.13%
Consumer, Non-cyclical	12.50%
Insured	5.45%
Investment Companies	5.26%
Consumer, Cyclical	3.87%
Asset Backed Securities	3.64%
Utilities	1.41%
Basic Materials	0.70%
Other Assets and Liabilities	0.04%
TOTAL NET ASSETS	100.00%

(a)	Variable Rate. Rate shown is in effect at July 31, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $537,636 or 54.01% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $31,000 or 3.11% of net assets.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

See accompanying notes

Schedule of Investments Overseas Fund July 31, 2016 (unaudited)

COMMON STOCKS - 92.27%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 2.77%				Banks (continued)
Airbus Group SE	444,130	$26,201		Credit Agricole SA	80,112	$710
BAE Systems PLC	222,210	1,569		Credit Suisse Group AG (a)	1,628,790	18,730
Embraer SA ADR	769,900	14,066		Danske Bank A/S	1,166,828	31,732
IHI Corp	8,491,600	23,628		DBS Group Holdings Ltd	129,000	1,491
Kawasaki Heavy Industries Ltd	88,000	259		Deutsche Bank AG (a)	85,575	1,151
Meggitt PLC	74,649	432		DNB ASA	60,635	670
Rolls-Royce Holdings PLC (a)	1,857,254	19,433		Erste Group Bank AG	877,537	23,256
		$85,588		Fukuoka Financial Group Inc	74,000	283
Agriculture - 3.64%				Hachijuni Bank Ltd/The	39,500	185
British American Tobacco PLC	692,871	44,222		Hang Seng Bank Ltd	47,300	847
Golden Agri-Resources Ltd	682,400	184		Hiroshima Bank Ltd/The	47,000	170
Imperial Brands PLC	835,025	44,003		HSBC Holdings PLC	1,221,902	8,009
KT&G Corp	136,986	14,814		ING Groep NV	3,814,321	42,644
Philip Morris International Inc	91,600	9,184		Intesa Sanpaolo SpA	90,202	188
		$112,407		Intesa Sanpaolo SpA	275,514	608
Airlines - 0.85%				Investec PLC	38,698	230
Cathay Pacific Airways Ltd	114,000	185		Iyo Bank Ltd/The	23,600	152
easyJet PLC	5,314	73		Joyo Bank Ltd/The	58,000	227
Japan Airlines Co Ltd	843,800	26,014		KBC Group NV	253,742	13,190
		$26,272		Kyushu Financial Group Inc	33,700	186
Apparel - 0.02%				Lloyds Banking Group PLC	37,079,505	26,080
Christian Dior SE	2,625	475		Mitsubishi UFJ Financial Group Inc	791,100	3,999
Yue Yuen Industrial Holdings Ltd	71,000	288		Mizrahi Tefahot Bank Ltd	13,466	164
				Mizuho Financial Group Inc	1,750,500	2,808
		$763		National Australia Bank Ltd	163,664	3,309
Automobile Manufacturers - 1.95%				Natixis SA	90,372	373
Bayerische Motoren Werke AG	24,166	2,082		Nordea Bank AB	188,453	1,679
Daimler AG	244,720	16,637		Oversea-Chinese Banking Corp Ltd	191,700	1,237
Fiat Chrysler Automobiles NV	3,344,780	21,578		Raiffeisen Bank International AG (a)	11,369	150
Hino Motors Ltd	16,000	167		Resona Holdings Inc	136,800	546
Honda Motor Co Ltd	101,200	2,741		Shinsei Bank Ltd	172,000	258
Isuzu Motors Ltd	42,200	546		Shizuoka Bank Ltd/The	50,000	371
Mazda Motor Corp	54,800	801		Skandinaviska Enskilda Banken AB	94,245	826
Mitsubishi Motors Corp	66,200	309		Societe Generale SA	58,120	1,982
Nissan Motor Co Ltd	177,200	1,717		Standard Chartered PLC	203,385	1,626
Peugeot SA (a)	23,361	353
				Sumitomo Mitsui Financial Group Inc	1,281,100	40,610
Renault SA	9,255	809		Sumitomo Mitsui Trust Holdings Inc	245,070	814
Toyota Motor Corp	194,910	10,922		Svenska Handelsbanken AB	92,906	1,117
Volkswagen AG	3,126	462		Swedbank AB	68,719	1,443
Volvo AB - B Shares	108,191	1,153		UBS Group AG	1,108,492	15,238
		$60,277		UniCredit SpA	317,487	779
Automobile Parts & Equipment - 0.61%				United Overseas Bank Ltd	1,709,000	23,450
Aisin Seiki Co Ltd	18,400	841		Westpac Banking Corp	259,447	6,139
Bridgestone Corp	40,300	1,395		Yamaguchi Financial Group Inc	18,000	178
Cie Generale des Etablissements Michelin	13,274	1,357				$415,720
Hankook Tire Co Ltd	256,579	12,427		Beverages - 1.03%
JTEKT Corp	21,500	300		Asahi Group Holdings Ltd	155,400	5,275
NHK Spring Co Ltd	20,100	176		Carlsberg A/S	5,151	512
NOK Corp	9,300	177		Coca-Cola Amatil Ltd	35,872	251
Nokian Renkaat OYJ	11,026	410		Diageo PLC	890,402	25,516
Sumitomo Electric Industries Ltd	53,700	740		Suntory Beverage & Food Ltd	4,600	200
Sumitomo Rubber Industries Ltd	16,500	233				$31,754
Toyota Industries Corp	15,600	700
Yokohama Rubber Co Ltd/The	10,700	144		Building Materials - 2.44%
				Asahi Glass Co Ltd	97,000	557
		$18,900		Cie de Saint-Gobain	586,498	24,898
Banks- 13.46%
ABN AMRO Group NV (b)	22,631	421		CRH PLC	1,102,326	33,526
				Fletcher Building Ltd	66,505	466
Australia & New Zealand Banking Group Ltd	181,014	3,561		Sumitomo Osaka Cement Co Ltd	3,319,100	15,841
Banco Bilbao Vizcaya Argentaria SA	403,594	2,356				$75,288
Banco de Sabadell SA	11,922,652	16,304
Banco Santander SA	3,818,338	16,210		Chemicals - 3.49%
Bangkok Bank PCL	794,700	3,914		Akzo Nobel NV	746,406	48,250
Bank Hapoalim BM	102,511	523		Arkema SA	6,452	551
Bank Leumi Le-Israel BM (a)	134,828	486		Asahi Kasei Corp	90,000	680
Bank of East Asia Ltd/The	114,200	473		BASF SE	70,944	5,573
				Clariant AG (a)	666,380	11,591
Bank of Ireland (a)	930,443	192
Barclays PLC	17,527,911	35,739		Evonik Industries AG	13,463	420
BNP Paribas SA	706,138	35,028		Incitec Pivot Ltd	162,472	356
BOC Hong Kong Holdings Ltd	271,300	893		Israel Chemicals Ltd	49,264	198
CaixaBank SA	7,392,816	18,563		JSR Corp	18,500	253
Chiba Bank Ltd/The	67,000	320		K+S AG	18,430	385
Chugoku Bank Ltd/The	16,200	183		Kaneka Corp	26,000	196
Commerzbank AG	35,919	237		Koninklijke DSM NV	11,256	721
Concordia Financial Group Ltd (a)	113,400	482		Kuraray Co Ltd	12,000	151

See accompanying notes

Schedule of Investments Overseas Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Chemicals (continued)				Electric (continued)
Linde AG	245,770	$35,321		SSE PLC	1,171,949	$23,525
Mitsubishi Chemical Holdings Corp	65,200	352		Terna Rete Elettrica Nazionale SpA	106,171	578
Mitsubishi Gas Chemical Co Inc	34,000	194		Tokyo Electric Power Co Holdings Inc (a)	48,800	191
Mitsui Chemicals Inc	57,000	241				$78,445
Shin-Etsu Chemical Co Ltd	8,400	573		Electrical Components & Equipment - 2.18%
Solvay SA	7,137	741		Brother Industries Ltd	22,800	259
Sumitomo Chemical Co Ltd	52,000	230		Legrand SA	347,490	19,174
Teijin Ltd	90,000	339		Mabuchi Motor Co Ltd	57,800	2,617
Yara International ASA	17,217	561		Schneider Electric SE	692,392	45,174
		$107,877				$67,224
Commercial Services - 1.31%				Electronics - 0.80%
Adecco Group AG	10,283	564		Koninklijke Philips NV	869,484	23,125
Aggreko PLC	8,693	148		Kyocera Corp	19,900	943
Atlantia SpA	25,626	641		Nippon Electric Glass Co Ltd	40,000	182
Dai Nippon Printing Co Ltd	52,000	581		Omron Corp	9,200	305
Edenred	9,996	227				$24,555
G4S PLC	149,417	368		Engineering & Construction - 0.47%
Hutchison Port Holdings Trust	503,862	240		ACS Actividades de Construccion y Servicios	18,992	545
Randstad Holding NV	11,457	493		SA
RELX NV	2,036,239	36,692		Balfour Beatty PLC (a)	3,424,878	10,047
Toppan Printing Co Ltd	50,000	441		Bouygues SA	19,943	591
		$40,395		Skanska AB	32,745	696
Distribution & Wholesale - 1.44%				Vinci SA	35,150	2,671
ITOCHU Corp	114,200	1,295				$14,550
Jardine Cycle & Carriage Ltd	632,200	18,574		Entertainment - 0.03%
Li & Fung Ltd	568,000	285		Sankyo Co Ltd	4,200	153
Marubeni Corp	125,900	585		Sega Sammy Holdings Inc	18,000	197
Mitsubishi Corp	93,600	1,610		Tabcorp Holdings Ltd	40,340	150
Mitsui & Co Ltd	105,800	1,239		Tatts Group Ltd	141,031	443
Rexel SA	29,067	432				$943
Sumitomo Corp	1,962,100	20,581		Food - 2.06%
		$44,601		Ajinomoto Co Inc	18,600	475
Diversified Financial Services - 1.46%				Aryzta AG (a)	332,104	12,477
ASX Ltd	6,532	247		Carrefour SA	34,362	861
Credit Saison Co Ltd	14,300	238		Casino Guichard Perrachon SA	152,877	8,286
Daiwa Securities Group Inc	103,000	578		Charoen Pokphand Foods PCL (c)	26,016,400	20,969
Deutsche Boerse AG	239,745	20,129		Dairy Crest Group PLC	1,901,163	15,175
Hong Kong Exchanges and Clearing Ltd	29,400	728		First Pacific Co Ltd/Hong Kong	206,000	160
Julius Baer Group Ltd (a)	16,982	696		ICA Gruppen AB	7,748	259
Macquarie Group Ltd	15,484	877		J Sainsbury PLC	129,681	385
Mitsubishi UFJ Lease & Finance Co Ltd	43,300	174		Koninklijke Ahold Delhaize NV (a)	22,695	542
Nomura Holdings Inc	225,100	1,013		NH Foods Ltd	5,000	122
ORIX Corp	97,900	1,374		Nisshin Seifun Group Inc	6,760	111
Shinhan Financial Group Co Ltd	536,101	19,158		Nissin Foods Holdings Co Ltd	2,800	159
		$45,212		Orkla ASA	78,499	730
Electric - 2.54%				Tate & Lyle PLC	44,914	430
AGL Energy Ltd	47,929	750		Toyo Suisan Kaisha Ltd	2,900	129
AusNet Services	170,655	230		Wilmar International Ltd	184,900	429
Chubu Electric Power Co Inc	48,400	711		Wm Morrison Supermarkets PLC	213,632	525
Chugoku Electric Power Co Inc/The	26,700	335		Woolworths Ltd	78,854	1,405
Contact Energy Ltd	69,377	271				$63,629
DUET Group	78,728	161		Forest Products & Paper - 1.09%
E.ON SE	140,929	1,511		DS Smith PLC	6,227,221	32,296
EDP - Energias de Portugal SA	223,010	765		Oji Holdings Corp	28,000	117
Electric Power Development Co Ltd	14,000	322		Stora Enso OYJ	53,049	482
Electricite de France SA	24,039	315		UPM-Kymmene OYJ	41,226	850
Endesa SA	30,588	643				$33,745
Enel SpA	536,537	2,469		Gas - 0.72%
Engie SA	2,282,948	37,577		Centrica PLC	336,617	1,074
Fortum OYJ	42,774	711		National Grid PLC	1,338,683	19,195
HK Electric Investments & HK Electric	255,500	245		Osaka Gas Co Ltd	116,000	468
Investments Ltd (b)				Snam SpA	172,424	998
Hokuriku Electric Power Co	16,200	192		Tokyo Gas Co Ltd	126,000	536
Iberdrola SA	399,633	2,746				$22,271
Kansai Electric Power Co Inc/The (a)	67,700	630
				Hand & Machine Tools - 0.90%
Kyushu Electric Power Co Inc	41,000	384		Fuji Electric Co Ltd	6,136,000	27,082
Mercury NZ Ltd	67,796	153		Sandvik AB	66,740	715
Meridian Energy Ltd	123,493	250				$27,797
Origin Energy Ltd	108,614	458
Power Assets Holdings Ltd	95,000	931		Holding Companies - Diversified - 0.57%
Red Electrica Corp SA	26,640	610		China Merchants Holdings International Co	4,111,916	12,094
RWE AG (a)	34,435	613		Ltd
Shikoku Electric Power Co Inc	16,100	168		CK Hutchison Holdings Ltd	185,500	2,174
				Jardine Matheson Holdings Ltd	16,853	1,002

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Holding Companies - Diversified (continued)				Leisure Products & Services (continued)
Keppel Corp Ltd	139,900	$554		Yamaha Motor Co Ltd	17,500	$295
Noble Group Ltd (a)	837,200	102				$30,465
NWS Holdings Ltd	147,000	241		Lodging - 0.02%
Swire Pacific Ltd	52,000	623		Sands China Ltd	166,400	637
Wharf Holdings Ltd/The	100,000	691
		$17,481		Machinery - Construction & Mining - 3.62%
Home Builders - 0.09%				ABB Ltd (a)	993,347	21,100
Berkeley Group Holdings PLC	4,405	156		ABB Ltd ADR(a)	359,900	7,648
Daiwa House Industry Co Ltd	35,000	981		Hitachi Construction Machinery Co Ltd	10,400	169
Persimmon PLC	19,254	430		Hitachi Ltd	12,748,800	58,251
Sekisui Chemical Co Ltd	39,300	572		Komatsu Ltd	1,188,000	23,085
Sekisui House Ltd	43,000	717		Mitsubishi Electric Corp	147,000	1,714
		$2,856				$111,967
Insurance - 5.29%				Machinery - Diversified - 1.34%
Admiral Group PLC	20,336	582		Amada Holdings Co Ltd	16,200	176
Aegon NV	2,688,003	10,884		CNH Industrial NV	2,646,633	18,901
Allianz SE	34,678	4,969		CNH Industrial NV	637,005	4,542
Assicurazioni Generali SpA	88,605	1,167		FANUC Corp	12,100	2,023
Aviva PLC	7,307,693	37,631		Metso OYJ	10,859	301
AXA SA	147,303	2,998		Mitsubishi Heavy Industries Ltd	158,000	672
Baloise Holding AG	4,816	542		OC Oerlikon Corp AG (a)	586,342	5,487
CNP Assurances	16,546	253		Sumitomo Heavy Industries Ltd	52,000	247
Dai-ichi Life Insurance Co Ltd/The	79,800	1,031		Teco Electric and Machinery Co Ltd	10,074,503	8,930
Delta Lloyd NV	1,518,850	5,420				$41,279
Direct Line Insurance Group PLC	132,410	613		Media - 0.10%
Gjensidige Forsikring ASA	19,258	325		Axel Springer SE	1,444	79
Hannover Rueck SE	5,806	594		Lagardere SCA	11,365	290
Helvetia Holding AG	15,610	7,839		Pearson PLC	59,968	701
Insurance Australia Group Ltd	150,850	694		RTL Group SA	3,727	318
Legal & General Group PLC	293,421	798		Singapore Press Holdings Ltd	54,200	153
Mapfre SA	103,969	254		Vivendi SA	84,896	1,667
MS&AD Insurance Group Holdings Inc	24,300	700				$3,208
Muenchener Rueckversicherungs-Gesellschaft	12,659	2,111		Metal Fabrication & Hardware - 0.04%
AG in Muenchen				Maruichi Steel Tube Ltd	5,300	196
NN Group NV	19,835	535		NSK Ltd	42,400	357
Old Mutual PLC	374,002	1,041		SKF AB	38,335	607
Poste Italiane SpA (b)	25,268	176
						$1,160
Prudential PLC	1,252,378	22,078		Mining - 0.40%
QBE Insurance Group Ltd	85,078	710		Anglo American PLC	86,977	952
RSA Insurance Group PLC	97,942	644		BHP Billiton Ltd	228,759	3,391
Sampo Oyj	27,736	1,149		BHP Billiton PLC	131,040	1,652
SCOR SE	15,715	459		Glencore PLC (a)	759,131	1,874
Sompo Japan Nipponkoa Holdings Inc	16,900	546		Mitsubishi Materials Corp	107,000	281
Sony Financial Holdings Inc	16,800	211		Rio Tinto Ltd	26,330	1,005
Suncorp Group Ltd	79,857	815		Rio Tinto PLC	76,726	2,490
Swiss Life Holding AG (a)	53,318	12,162		South32 Ltd (a)	512,674	723
Swiss Re AG	25,317	2,122				$12,368
T&D Holdings Inc	55,700	568		Miscellaneous Manufacturers - 0.67%
Tokio Marine Holdings Inc	25,200	975		Alfa Laval AB	75,617	1,192
UnipolSai SpA	109,469	184		FUJIFILM Holdings Corp	27,100	972
Zurich Insurance Group AG (a)	164,740	39,553
				IMI PLC	26,188	371
		$163,333		Konica Minolta Inc	43,500	350
Internet - 1.20%				Nikon Corp	812,100	11,476
Baidu Inc ADR(a)	140,400	22,408
				Siemens AG	53,681	5,827
Mixi Inc	1,500	54		Smiths Group PLC	38,046	636
Trend Micro Inc/Japan	398,300	14,462				$20,824
		$36,924		Office & Business Equipment - 0.88%
Investment Companies - 0.03%				Canon Inc	919,100	26,084
BGP Holdings PLC (a),(c)	738,711	—
				Ricoh Co Ltd	64,500	570
EXOR SpA	3,761	147		Seiko Epson Corp	26,900	473
Groupe Bruxelles Lambert SA	7,769	655				$27,127
Pargesa Holding SA	3,350	233		Oil & Gas - 6.92%
		$1,035		BP PLC ADR	362,100	12,456
Iron & Steel - 0.36%				BP PLC	4,620,935	26,144
ArcelorMittal (a)	1,352,883	8,764
				CNOOC Ltd	25,891,000	31,205
JFE Holdings Inc	50,300	656		Eni SpA	1,754,228	26,910
Kobe Steel Ltd	192,000	166		Idemitsu Kosan Co Ltd	8,600	168
Nippon Steel & Sumitomo Metal Corp	57,500	1,081		Inpex Corp	91,500	727
voestalpine AG	10,949	386		JX Holdings Inc	159,610	605
		$11,053		Neste Oyj	12,346	469
Leisure Products & Services - 0.99%				Repsol SA	68,807	872
Carnival PLC	627,231	30,170		Royal Dutch Shell PLC - A Shares	328,383	8,479
				Royal Dutch Shell PLC - B Shares	1,950,216	51,873

See accompanying notes

Schedule of Investments Overseas Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				Retail (continued)
Statoil ASA	69,241	$1,101		Dixons Carphone PLC	94,253	$436
TOTAL SA	1,076,045	51,751		FamilyMart Co Ltd	3,300	194
Woodside Petroleum Ltd	52,676	1,076		Harvey Norman Holdings Ltd	34,513	127
		$213,836		Kingfisher PLC	901,980	4,005
Oil & Gas Services - 0.69%				Lawson Inc	2,100	162
Technip SA	380,041	21,308		Marks & Spencer Group PLC	1,014,927	4,291
				Swatch Group AG/The	1,912	501
Pharmaceuticals - 10.81%				Takashimaya Co Ltd	28,000	212
Alfresa Holdings Corp	6,200	136				$34,502
AstraZeneca PLC	78,437	5,251		Semiconductors - 1.49%
Bayer AG	415,860	44,705		Samsung Electronics Co Ltd	32,820	45,159
Daiichi Sankyo Co Ltd	49,400	1,178		Tokyo Electron Ltd	11,300	971
Eisai Co Ltd	15,600	912				$46,130
GlaxoSmithKline PLC	3,078,041	68,742		Shipbuilding - 0.01%
Hisamitsu Pharmaceutical Co Inc	2,000	113		Sembcorp Industries Ltd	94,900	198
Kyowa Hakko Kirin Co Ltd	12,500	218
Medipal Holdings Corp	10,800	177		Software - 0.98%
Novartis AG	803,413	66,638		SAP SE	347,422	30,408
Otsuka Holdings Co Ltd	13,100	623
Roche Holding AG	165,144	42,156		Telecommunications - 6.09%
Sanofi	843,203	71,819		Bezeq The Israeli Telecommunication Corp	199,733	396
Suzuken Co Ltd/Aichi Japan	4,720	151		Ltd
Taisho Pharmaceutical Holdings Co Ltd	2,200	241		China Mobile Ltd	3,664,841	45,384
Takeda Pharmaceutical Co Ltd	22,000	980		Elisa OYJ	4,809	174
Teva Pharmaceutical Industries Ltd	28,528	1,561		Eutelsat Communications SA	16,813	334
Teva Pharmaceutical Industries Ltd ADR	527,000	28,194		KDDI Corp	1,674,100	51,373
		$333,795		Koninklijke KPN NV	159,076	523
Private Equity - 0.03%				Nippon Telegraph & Telephone Corp	49,700	2,362
3i Group PLC	93,664	765		Nokia OYJ	357,954	2,065
				NTT DOCOMO Inc	102,800	2,793
Real Estate - 0.17%				Orange SA	142,321	2,184
Aeon Mall Co Ltd	5,400	72		SES SA	26,588	583
Hang Lung Properties Ltd	215,000	466		SK Telecom Co Ltd	206,264	42,386
Hysan Development Co Ltd	60,000	277		Swisscom AG	1,605	790
Kerry Properties Ltd	63,000	173		TDC A/S	78,194	412
New World Development Co Ltd	535,285	624		Telecom Italia SpA/Milano	580,473	405
Nomura Real Estate Holdings Inc	12,100	209		Telefonaktiebolaget LM Ericsson	188,817	1,408
NTT Urban Development Corp	5,500	58		Telefonica SA	320,776	3,142
Sino Land Co Ltd	293,920	526		Telenor ASA	25,302	424
Sun Hung Kai Properties Ltd	105,383	1,512		Telia Co AB	186,123	849
Tokyu Fudosan Holdings Corp	24,800	147		Vodafone Group PLC	9,885,364	30,030
UOL Group Ltd	46,100	199				$188,017
Vonovia SE	17,679	701		Transportation - 1.83%
Wheelock & Co Ltd	78,000	418		AP Moeller - Maersk A/S - B shares	396	538
		$5,382		East Japan Railway Co	474,900	43,562
REITS - 0.84%				Hankyu Hanshin Holdings Inc	8,000	298
British Land Co PLC/The	94,160	836		Kamigumi Co Ltd	22,000	198
CapitaLand Commercial Trust	199,400	224		MTR Corp Ltd	70,000	396
Dexus Property Group	93,213	692		Nippon Express Co Ltd	79,000	399
Fonciere Des Regions	3,211	302		PostNL NV (a)	2,536,583	9,742
Gecina SA	3,957	600		Royal Mail PLC	86,669	584
Hammerson PLC	75,542	558		Tobu Railway Co Ltd	32,000	173
Intu Properties PLC	90,641	359		West Japan Railway Co	12,500	773
Japan Prime Realty Investment Corp	81	357				$56,663
Japan Real Estate Investment Corp	96	580		Water - 0.43%
Japan Retail Fund Investment Corp	245	603		Guangdong Investment Ltd	7,879,900	12,109
Klepierre	13,651	655		United Utilities Group PLC	42,305	569
Land Securities Group PLC	59,999	869		Veolia Environnement SA	27,962	620
Mirvac Group	356,423	596				$13,298
Nippon Building Fund Inc	88	541		TOTAL COMMON STOCKS		$2,850,230
Nippon Prologis REIT Inc	149	373		INVESTMENT COMPANIES - 5.12%	Shares Held	Value(000	's)
Nomura Real Estate Master Fund Inc	338	560		Money Market Funds - 5.12%
Scentre Group	414,112	1,669		BlackRock Liquidity Funds FedFund Portfolio	72,462,104	72,462
Segro PLC	72,003	422		Cash Account Trust - Government & Agency	1,548,823	1,549
Stockland	186,535	716		Portfolio - Government Cash Managed
Suntec Real Estate Investment Trust	230,700	289		First American Government Obligations Fund	84,063,855	84,064
Unibail-Rodamco SE	6,121	1,686				$158,075
United Urban Investment Corp	284	531		TOTAL INVESTMENT COMPANIES		$158,075
Vicinity Centres	208,763	550
Westfield Corp	1,406,022	11,430		PREFERRED STOCKS - 1.90%	Shares Held	Value(000	's)
				Automobile Manufacturers - 1.90%
		$25,998		Bayerische Motoren Werke AG	5,247	380
Retail - 1.12%				Porsche Automobil Holding SE	14,745	771
Cie Financiere Richemont SA	404,224	24,574

See accompanying notes

Schedule of Investments
Overseas Fund
July 31, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)
Automobile Manufacturers (continued)
Volkswagen AG	409,931	$57,675
		$58,826
Automobile Parts & Equipment - 0.00%
Schaeffler AG	5,550	81

TOTAL PREFERRED STOCKS		$58,907
Total Investments		$3,067,212
Other Assets and Liabilities - 0.71%		$21,899
TOTAL NET ASSETS - 100.00%		$3,089,111

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $842 or 0.03% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$20,969 or 0.68% of net assets.

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		19.96%
Japan		15.57%
France		11.78%
Switzerland		9.47%
Germany		7.53%
Netherlands		6.58%
United States		6.40%
Korea, Republic Of		4.33%
Hong Kong		2.72%
Spain		2.02%
China		1.74%
Singapore		1.55%
Australia		1.38%
Italy		1.14%
Ireland		1.10%
Denmark		1.08%
Israel		1.02%
Thailand		0.81%
Austria		0.76%
Brazil		0.46%
Belgium		0.46%
Sweden		0.40%
Luxembourg		0.31%
Taiwan, Province Of China		0.29%
Finland		0.23%
Norway		0.12%
New Zealand		0.03%
Portugal		0.02%
Macao		0.02%
South Africa		0.01%
Other Assets and Liabilities		0.71%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2016	Long	1,373	$113,920	$115,346	$1,426
S&P 500 Emini; September 2016	Long	450	47,398	48,784	1,386
Total					$2,812

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2016 (unaudited)

COMMON STOCKS - 98.78%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.05%				Diversified Financial Services (continued)
Boeing Co/The	217,256	$29,039		FNF Group	693,896	$26,139
Northrop Grumman Corp	158,138	34,257		Synchrony Financial	938,019	26,152
Teledyne Technologies Inc (a)	152,007	15,961		WisdomTree Investments Inc	366,105	3,639
		$79,257				$107,839
Airlines - 0.68%				Electric - 1.90%
Alaska Air Group Inc	264,213	17,760		NextEra Energy Inc	164,089	21,051
				Xcel Energy Inc	646,022	28,412
Apparel - 1.33%						$49,463
Deckers Outdoor Corp (a)	156,771	10,348		Electronics - 0.92%
NIKE Inc	438,626	24,344		Trimble Navigation Ltd (a)	390,780	10,332
		$34,692		Waters Corp (a)	86,047	13,676
Automobile Manufacturers - 0.72%						$24,008
PACCAR Inc	316,508	18,664		Environmental Control - 1.51%
				Stericycle Inc (a)	48,469	4,375
Automobile Parts & Equipment - 1.33%				Waste Connections Inc	467,200	34,797
Autoliv Inc	124,610	13,184				$39,172
Johnson Controls Inc	368,631	16,927		Food - 2.91%
Mobileye NV (a)	95,408	4,571		B&G Foods Inc	203,350	10,491
		$34,682		General Mills Inc	390,852	28,098
Banks - 5.74%				Kroger Co/The	531,089	18,158
East West Bancorp Inc	382,401	13,086		McCormick & Co Inc/MD	183,571	18,770
Goldman Sachs Group Inc/The	111,572	17,719		Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	2,740	—
JPMorgan Chase & Co	398,321	25,481		Safeway, Inc. - CVR - Property Development	2,740	—
PNC Financial Services Group Inc/The	211,222	17,457		Centers (a),(b),(c)
SVB Financial Group (a)	77,286	7,761				$75,517
US Bancorp	636,098	26,824		Gas - 1.38%
Wells Fargo & Co	851,876	40,864		Sempra Energy	321,330	35,950
		$149,192
Beverages - 2.75%				Healthcare - Products - 4.77%
Anheuser-Busch InBev SA/NV ADR	121,573	15,737		Abbott Laboratories	311,194	13,926
Brown-Forman Corp - B Shares	86,218	8,466		Becton Dickinson and Co	158,952	27,976
Coca-Cola Co/The	199,274	8,694		Bio-Techne Corp	80,386	9,037
Dr Pepper Snapple Group Inc	92,756	9,137		Edwards Lifesciences Corp (a)	140,669	16,109
PepsiCo Inc	271,605	29,583		Medtronic PLC	119,535	10,475
		$71,617		Thermo Fisher Scientific Inc	214,046	33,999
Biotechnology - 1.56%				Varian Medical Systems Inc (a)	131,432	12,452
Biogen Inc (a)	69,621	20,185				$123,974
Gilead Sciences Inc	256,279	20,367		Healthcare - Services - 1.36%
		$40,552		DaVita HealthCare Partners Inc (a)	285,631	22,148
Building Materials - 0.31%				Universal Health Services Inc	101,333	13,126
Apogee Enterprises Inc	173,728	8,122				$35,274
				Housewares - 0.51%
Chemicals - 2.30%				Tupperware Brands Corp	212,751	13,335
EI du Pont de Nemours & Co	137,130	9,485
FMC Corp	209,844	9,976		Insurance - 2.22%
HB Fuller Co	193,790	9,023		AmTrust Financial Services Inc	1,041,161	24,853
Innospec Inc	175,390	8,817		Chubb Ltd	261,659	32,775
International Flavors & Fragrances Inc	67,801	9,034				$57,628
PPG Industries Inc	129,605	13,571		Internet - 5.77%
		$59,906		Alphabet Inc - A Shares (a)	49,182	38,920
Commercial Services - 1.02%				Alphabet Inc - C Shares (a)	29,760	22,879
Aaron's Inc	407,977	9,771		Amazon.com Inc (a)	45,317	34,387
PayPal Holdings Inc (a)	353,795	13,175		comScore Inc (a)	40,894	1,061
Robert Half International Inc	96,598	3,530		eBay Inc (a)	583,654	18,187
		$26,476		Facebook Inc (a)	278,276	34,489
Computers - 3.95%						$149,923
Apple Inc	748,946	78,048		Iron & Steel - 0.47%
EMC Corp	732,399	20,712		Reliance Steel & Aluminum Co	156,631	12,286
International Business Machines Corp	24,233	3,892
		$102,652		Machinery - Diversified - 1.93%
Consumer Products - 0.30%				Deere & Co	251,371	19,534
Kimberly-Clark Corp	59,953	7,767		Flowserve Corp	370,798	17,743
				Roper Technologies Inc	75,342	12,835
Cosmetics & Personal Care - 0.89%						$50,112
Procter & Gamble Co/The	269,480	23,065		Media - 3.21%
				Comcast Corp - Class A	590,131	39,686
Distribution & Wholesale - 0.37%				Sirius XM Holdings Inc (a)	2,782,370	12,215
Pool Corp	94,006	9,615		Walt Disney Co/The	327,521	31,426
						$83,327
Diversified Financial Services - 4.15%				Miscellaneous Manufacturers - 1.84%
Ameriprise Financial Inc	241,292	23,126		AptarGroup Inc	203,375	15,900
Charles Schwab Corp/The	567,951	16,141		Crane Co	141,775	8,832
Discover Financial Services	222,419	12,642		Donaldson Co Inc	97,802	3,534

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Miscellaneous Manufacturers (continued)				Transportation - 0.96%
General Electric Co	626,528	$19,510		Expeditors International of Washington Inc	259,381	$12,821
		$47,776		Union Pacific Corp	129,109	12,014
Oil & Gas - 4.91%						$24,835
Chevron Corp	253,180	25,946		TOTAL COMMON STOCKS		$2,567,682
Cimarex Energy Co	217,507	26,105		INVESTMENT COMPANIES - 1.11%	Shares Held	Value (000's)
Energen Corp	191,134	9,056		Money Market Funds - 1.11%
Exxon Mobil Corp	421,309	37,475		Goldman Sachs Financial Square Funds -	28,739,487	28,739
HollyFrontier Corp	655,730	16,669		Government Fund
Noble Energy Inc	348,334	12,443
		$127,694		TOTAL INVESTMENT COMPANIES		$28,739
Oil & Gas Services - 1.01%				Total Investments		$2,596,421
Schlumberger Ltd	326,949	26,326		Other Assets and Liabilities - 0.11%		$2,781
				TOTAL NET ASSETS - 100.00%		$2,599,202
Pharmaceuticals - 6.19%
Allergan plc (a)	108,691	27,493
Bristol-Myers Squibb Co	325,902	24,381		(a) Non-Income Producing Security
Johnson & Johnson	292,679	36,652		(b)		Security is Illiquid. At the end of the period, the value of these securities
McKesson Corp	130,010	25,295		totaled $0 or 0.00% of net assets.
Perrigo Co PLC	42,072	3,845		(c)		Fair value of these investments is determined in good faith by the Manager
Pfizer Inc	665,193	24,539		under procedures established and periodically reviewed by the Board of
Teva Pharmaceutical Industries Ltd ADR	68,926	3,688		Directors. At the end of the period, the fair value of these securities totaled
VCA Inc (a)	209,030	14,912		$0 or 0.00% of net assets.
		$160,805
Pipelines - 0.56%
Magellan Midstream Partners LP	200,014	14,573
				Portfolio Summary (unaudited)
REITS - 4.15%				Sector		Percent
Alexandria Real Estate Equities Inc	221,841	24,913		Consumer, Non-cyclical		21.75%
Essex Property Trust Inc	63,833	14,929		Financial		16.53%
Host Hotels & Resorts Inc	885,199	15,703		Technology		13.71%
Realty Income Corp	353,545	25,268		Communications		12.01%
Ventas Inc	233,822	17,808		Consumer, Cyclical		11.73%
Weyerhaeuser Co	282,014	9,228		Industrial		10.52%
		$107,849		Energy		6.48%
Retail - 6.04%				Utilities		3.28%
Chipotle Mexican Grill Inc (a)	26,364	11,178		Basic Materials		2.77%
Copart Inc (a)	144,184	7,273		Investment Companies		1.11%
Costco Wholesale Corp	102,777	17,186		Other Assets and Liabilities		0.11%
CVS Health Corp	341,590	31,672		TOTAL NET ASSETS		100.00%
Dollar General Corp	341,940	32,396
Home Depot Inc/The	206,009	28,479
Nordstrom Inc	142,953	6,323
Starbucks Corp	386,225	22,420
		$156,927
Savings & Loans - 0.27%
Washington Federal Inc	282,733	7,068

Semiconductors - 3.40%
Applied Materials Inc	214,581	5,641
Broadcom Ltd	80,218	12,994
Intel Corp	404,727	14,109
Lam Research Corp	267,364	24,001
Microchip Technology Inc	399,475	22,227
NXP Semiconductors NV (a)	77,015	6,476
QUALCOMM Inc	46,417	2,905
		$88,353
Software - 6.36%
Adobe Systems Inc (a)	278,167	27,222
Fair Isaac Corp	112,968	14,306
Fidelity National Information Services Inc	299,235	23,798
Microsoft Corp	1,068,258	60,549
Omnicell Inc (a)	370,944	14,348
Oracle Corp	551,954	22,652
Tyler Technologies Inc (a)	14,948	2,437
		$165,312
Telecommunications - 3.03%
Cisco Systems Inc	674,564	20,594
Verizon Communications Inc	1,049,368	58,146
		$78,740
Toys, Games & Hobbies - 0.75%
Hasbro Inc	241,250	19,597

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	2,192,760	$36,948
Bond Market Index Fund (a)	9,911,928	113,095
Core Plus Bond Fund (a)	21,456,810	239,243
Diversified International Fund (a)	4,521,148	51,315
Diversified Real Asset Fund (a)	2,999,335	33,383
Equity Income Fund (a)	1,332,392	36,214
Global Diversified Income Fund (a)	8,278,709	113,087
Global Multi-Strategy Fund (a)	6,275,534	67,901
Global Opportunities Fund (a)	3,449,294	40,219
Inflation Protection Fund (a)	12,477,005	108,924
International Emerging Markets Fund (a)	305,414	6,643
LargeCap Growth Fund I (a)	3,007,983	36,637
LargeCap S&P 500 Index Fund (a)	3,987,260	61,005
LargeCap Value Fund III (a)	2,407,145	36,829
MidCap Fund (a)	1,261,252	28,807
MidCap Growth Fund III (a),(b)	1,259,318	12,895
MidCap Value Fund III (a)	682,505	12,893
Origin Emerging Markets Fund (a)	887,065	7,762
Overseas Fund (a)	4,961,612	45,945
Short-Term Income Fund (a)	13,180,815	161,465
SmallCap Growth Fund I (a),(b)	1,076,606	12,392
SmallCap Value Fund II (a)	1,029,596	12,407
		$1,276,009
TOTAL INVESTMENT COMPANIES		$1,276,009
Total Investments		$1,276,009
Other Assets and Liabilities - (0.01)%		$(126)
TOTAL NET ASSETS - 100.00%		$1,275,883

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.81%
Domestic Equity Funds	22.50%
Specialty Funds	16.80%
International Equity Funds	11.90%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,659,289	$41,909	110,176	$1,708	576,705	$9,074	2,192,760	$34,514
Bond Market Index Fund	8,821,844	98,336	2,366,372	26,162	1,276,288	14,150	9,911,928	110,344
Core Plus Bond Fund	26,892,922	291,998	901,794	9,753	6,337,906	68,649	21,456,810	233,060
Diversified International Fund	4,818,194	72,901	344,721	3,816	641,767	7,046	4,521,148	70,171
Diversified Real Asset Fund	5,207,305	55,035	139,705	1,448	2,347,675	24,494	2,999,335	31,838
Equity Income Fund	1,667,795	31,481	57,134	1,447	392,537	10,074	1,332,392	25,134
Global Diversified Income Fund	8,574,083	105,174	843,432	11,097	1,138,806	15,004	8,278,709	101,309
Global Multi-Strategy Fund	4,327,061	45,160	2,694,539	28,515	746,066	7,948	6,275,534	65,687
Global Opportunities Fund	1,962,810	21,165	1,853,196	21,108	366,712	4,151	3,449,294	38,149
Inflation Protection Fund	13,326,450	109,943	955,030	8,075	1,804,475	15,148	12,477,005	102,892
International Emerging Markets Fund	609,127	17,776	15,153	297	318,866	6,336	305,414	9,914
LargeCap Growth Fund I	3,459,744	25,535	486,059	5,791	937,820	11,027	3,007,983	21,966
LargeCap S&P 500 Index Fund	4,521,269	47,647	208,183	2,941	742,192	10,655	3,987,260	39,735
LargeCap Value Fund III	3,257,001	43,459	313,684	4,531	1,163,540	17,027	2,407,145	31,838
MidCap Fund	2,421,295	35,494	188,957	3,902	1,349,000	28,115	1,261,252	18,344
MidCap Growth Fund III	—	—	1,259,318	12,123	—	—	1,259,318	12,123
MidCap Value Fund III	—	—	682,505	12,123	—	—	682,505	12,123
Origin Emerging Markets Fund	1,259,839	12,627	35,395	282	408,169	3,336	887,065	9,009
Overseas Fund	5,202,704	45,965	525,618	4,958	766,710	7,093	4,961,612	43,920
Short-Term Income Fund	13,201,654	159,189	1,765,836	21,507	1,786,675	21,706	13,180,815	158,996
SmallCap Growth Fund I	1,541,025	14,203	161,582	1,760	626,001	6,621	1,076,606	9,167
SmallCap Value Fund II	1,503,885	11,631	198,774	2,208	673,063	7,620	1,029,596	7,959
		$1,286,628		$185,552		$295,274		$1,188,192

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$202			$(29)			$775
Bond Market Index Fund		1,831			(4)			118
Core Plus Bond Fund		4,925			(42)			—
Diversified International Fund		797			500			—
Diversified Real Asset Fund		523			(151)			—
Equity Income Fund		715			2,280			—
Global Diversified Income Fund		4,927			42			—
Global Multi-Strategy Fund		416			(40)			939
Global Opportunities Fund		301			27			196
Inflation Protection Fund		885			22			—
International Emerging Markets Fund		107			(1,823)			—
LargeCap Growth Fund I		27			1,667			5,039
LargeCap S&P 500 Index Fund		1,178			(198)			515
LargeCap Value Fund III		900			875			2,907
MidCap Fund		66			7,063			3,051
MidCap Growth Fund III		—			—			—
MidCap Value Fund III		—			—			—
Origin Emerging Markets Fund		91			(564)			—
Overseas Fund		952			90			980
Short-Term Income Fund		2,362			6			—
SmallCap Growth Fund I		—			(175)			1,527
SmallCap Value Fund II		350			1,740			1,624
		$21,555			$11,286			$17,671
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,708,642	$28,791
Bond Market Index Fund (a)	5,785,163	66,009
Core Plus Bond Fund (a)	13,377,355	149,157
Diversified International Fund (a)	3,475,504	39,447
Diversified Real Asset Fund (a)	1,851,623	20,609
Equity Income Fund (a)	1,020,249	27,730
Global Diversified Income Fund (a)	4,545,715	62,094
Global Multi-Strategy Fund (a)	3,495,613	37,823
Global Opportunities Fund (a)	2,897,714	33,787
Inflation Protection Fund (a)	6,127,812	53,496
International Emerging Markets Fund (a)	220,028	4,786
LargeCap Growth Fund I (a)	2,327,331	28,347
LargeCap S&P 500 Index Fund (a)	3,072,918	47,016
LargeCap Value Fund III (a)	1,854,979	28,381
MidCap Fund (a)	1,042,341	23,807
MidCap Growth Fund III (a),(b)	880,959	9,021
MidCap Value Fund III (a)	497,699	9,401
Origin Emerging Markets Fund (a)	613,468	5,368
Overseas Fund (a)	4,015,006	37,179
Short-Term Income Fund (a)	5,074,895	62,167
SmallCap Growth Fund I (a),(b)	855,130	9,843
SmallCap Value Fund II (a)	790,288	9,523
		$793,782
TOTAL INVESTMENT COMPANIES		$793,782
Total Investments		$793,782
Other Assets and Liabilities - (0.01)%		$(97)
TOTAL NET ASSETS - 100.00%		$793,685

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	41.68%
Domestic Equity Funds	27.95%
Specialty Funds	15.19%
International Equity Funds	15.19%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,905,485	$30,082	105,048	$1,632	301,891	$4,719	1,708,642	$26,947
Bond Market Index Fund	5,073,585	56,508	1,367,570	15,143	655,992	7,272	5,785,163	64,389
Core Plus Bond Fund	15,327,012	157,454	718,403	7,766	2,668,060	28,869	13,377,355	136,342
Diversified International Fund	3,538,594	30,551	354,685	3,882	417,775	4,555	3,475,504	29,908
Diversified Real Asset Fund	3,395,591	38,380	135,539	1,406	1,679,507	17,518	1,851,623	22,322
Equity Income Fund	1,206,243	23,062	57,439	1,455	243,433	6,221	1,020,249	19,468
Global Diversified Income Fund	4,493,941	60,970	578,165	7,610	526,391	6,914	4,545,715	61,663
Global Multi-Strategy Fund	2,638,656	27,751	1,219,412	12,904	362,455	3,850	3,495,613	36,800
Global Opportunities Fund	2,429,498	26,202	761,775	8,536	293,559	3,307	2,897,714	31,436
Inflation Protection Fund	6,245,910	51,614	610,916	5,162	729,014	6,121	6,127,812	50,654
International Emerging Markets Fund	445,439	6,336	16,266	319	241,677	4,795	220,028	3,001
LargeCap Growth Fund I	2,398,772	14,339	375,803	4,482	447,244	5,221	2,327,331	13,777
LargeCap S&P 500 Index Fund	3,638,157	29,591	210,049	2,979	775,288	11,056	3,072,918	21,200
LargeCap Value Fund III	1,989,409	26,322	226,403	3,274	360,833	5,219	1,854,979	24,526
MidCap Fund	1,017,842	14,935	145,942	3,048	121,443	2,539	1,042,341	15,498
MidCap Growth Fund III	812,686	5,546	173,996	1,689	105,723	1,019	880,959	6,217
MidCap Value Fund III	465,741	7,429	88,979	1,604	57,021	1,020	497,699	8,015
Origin Emerging Markets Fund	925,460	9,339	39,307	314	351,299	2,818	613,468	6,244
Overseas Fund	3,838,731	35,942	673,757	6,238	497,482	4,555	4,015,006	37,625
Short-Term Income Fund	5,085,979	61,823	567,359	6,905	578,443	7,026	5,074,895	61,700
SmallCap Growth Fund I	933,118	6,825	112,534	1,225	190,522	2,021	855,130	6,035
SmallCap Value Fund II	883,292	6,946	131,958	1,469	224,962	2,542	790,288	6,163
		$727,947		$99,042		$139,177		$689,930

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$147			$(48)			$564
Bond Market Index Fund		1,070			10			69
Core Plus Bond Fund		2,929			(9)			—
Diversified International Fund		595			30			—
Diversified Real Asset Fund		348			54			—
Equity Income Fund		533			1,172			—
Global Diversified Income Fund		2,650			(3)			—
Global Multi-Strategy Fund		259			(5)			583
Global Opportunities Fund		378			5			245
Inflation Protection Fund		422			(1)			—
International Emerging Markets Fund		80			1,141			—
LargeCap Growth Fund I		19			177			3,541
LargeCap S&P 500 Index Fund		966			(314)			422
LargeCap Value Fund III		556			149			1,797
MidCap Fund		29			54			1,302
MidCap Growth Fund III		—			1			405
MidCap Value Fund III		108			2			211
Origin Emerging Markets Fund		69			(591)			—
Overseas Fund		715			—			736
Short-Term Income Fund		919			(2)			—
SmallCap Growth Fund I		—			6			934
SmallCap Value Fund II		208			290			963
		$13,000			$2,118			$11,772
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	15,327,924	$258,276
Bond Market Index Fund (a)	35,201,224	401,646
Core Plus Bond Fund (a)	98,469,119	1,097,931
Diversified International Fund (a)	32,244,157	365,971
Diversified Real Asset Fund (a)	14,291,893	159,069
Equity Income Fund (a)	9,146,472	248,601
Global Diversified Income Fund (a)	30,333,987	414,362
Global Multi-Strategy Fund (a)	24,642,849	266,636
Global Opportunities Fund (a)	26,283,855	306,470
Global Real Estate Securities Fund (a)	13,644,841	133,856
Inflation Protection Fund (a)	25,529,762	222,875
International Emerging Markets Fund (a)	2,178,502	47,382
LargeCap Growth Fund I (a)	20,900,498	254,568
LargeCap S&P 500 Index Fund (a)	28,268,885	432,514
LargeCap Value Fund III (a)	16,708,006	255,632
MidCap Fund (a)	9,319,618	212,860
MidCap Growth Fund III (a),(b)	9,068,751	92,864
MidCap Value Fund III (a)	4,868,459	91,965
Origin Emerging Markets Fund (a)	5,170,687	45,243
Overseas Fund (a)	37,785,473	349,893
Short-Term Income Fund (a)	20,610,670	252,481
SmallCap Growth Fund I (a),(b)	7,775,265	89,493
SmallCap Value Fund II (a)	7,216,575	86,960
		$6,087,548
TOTAL INVESTMENT COMPANIES		$6,087,548
Total Investments		$6,087,548
Other Assets and Liabilities - (0.01)%		$(569)
TOTAL NET ASSETS - 100.00%		$6,086,979

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	33.25%
Fixed Income Funds	32.45%
International Equity Funds	20.51%
Specialty Funds	13.80%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	16,237,713	$255,474	663,030	$10,285	1,572,819	$24,711	15,327,924	$240,974
Bond Market Index Fund	30,608,617	340,933	7,577,861	83,687	2,985,254	33,103	35,201,224	391,621
Core Plus Bond Fund	104,781,338	1,138,199	3,450,583	37,335	9,762,802	105,472	98,469,119	1,070,071
Diversified International Fund	29,604,207	405,783	5,157,388	55,833	2,517,438	27,659	32,244,157	434,334
Diversified Real Asset Fund	23,197,291	259,499	581,496	6,030	9,486,894	99,322	14,291,893	166,025
Equity Income Fund	9,579,567	197,755	340,479	8,638	773,574	19,710	9,146,472	185,895
Global Diversified Income Fund	29,394,252	410,926	3,268,810	43,036	2,329,075	30,688	30,333,987	423,233
Global Multi-Strategy Fund	17,600,354	185,229	8,723,281	92,323	1,680,786	17,893	24,642,849	259,668
Global Opportunities Fund	25,632,045	279,118	2,591,870	29,204	1,940,060	21,976	26,283,855	286,405
Global Real Estate Securities Fund	18,763,963	138,885	976,605	8,770	6,095,727	55,453	13,644,841	100,389
Inflation Protection Fund	24,711,455	215,696	3,024,124	25,625	2,205,817	18,537	25,529,762	222,822
International Emerging Markets Fund	3,877,397	100,519	93,274	1,827	1,792,169	36,020	2,178,502	62,175
LargeCap Growth Fund I	21,264,018	155,114	2,998,200	35,729	3,361,720	39,478	20,900,498	152,177
LargeCap S&P 500 Index Fund	32,486,736	320,798	1,386,910	19,609	5,604,761	80,621	28,268,885	259,237
LargeCap Value Fund III	18,245,963	242,079	1,783,184	25,760	3,321,141	48,477	16,708,006	221,159
MidCap Fund	7,845,242	144,405	2,180,110	45,400	705,734	14,926	9,319,618	174,783
MidCap Growth Fund III	10,783,661	94,410	698,886	6,721	2,413,796	23,358	9,068,751	77,747
MidCap Value Fund III	5,872,899	93,780	300,865	5,369	1,305,305	23,359	4,868,459	77,559
Origin Emerging Markets Fund	6,828,646	69,743	202,353	1,611	1,860,312	14,902	5,170,687	53,780
Overseas Fund	32,926,447	310,830	7,843,282	73,276	2,984,256	27,546	37,785,473	356,562
Short-Term Income Fund	18,318,259	224,090	3,911,112	47,613	1,618,701	19,667	20,610,670	251,982
SmallCap Growth Fund I	9,276,261	88,460	975,114	10,630	2,476,110	26,261	7,775,265	72,436
SmallCap Value Fund II	9,191,608	74,730	1,218,907	13,539	3,193,940	36,260	7,216,575	55,845
		$5,746,455		$687,850		$845,399		$5,596,879

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,250			$(74)			$4,804
Bond Market Index Fund		6,448			104			415
Core Plus Bond Fund		20,670			9			—
Diversified International Fund		4,977			377			—
Diversified Real Asset Fund		2,379			(182)			—
Equity Income Fund		4,407			(788)			—
Global Diversified Income Fund		17,508			(41)			—
Global Multi-Strategy Fund		1,724			9			3,885
Global Opportunities Fund		3,985			59			2,588
Global Real Estate Securities Fund		3,471			8,187			3,026
Inflation Protection Fund		1,669			38			—
International Emerging Markets Fund		693			(4,151)			—
LargeCap Growth Fund I		171			812			31,376
LargeCap S&P 500 Index Fund		8,626			(549)			3,767
LargeCap Value Fund III		5,102			1,797			16,476
MidCap Fund		219			(96)			10,026
MidCap Growth Fund III		—			(26)			5,386
MidCap Value Fund III		1,367			1,769			2,666
Origin Emerging Markets Fund		506			(2,672)			—
Overseas Fund		6,135			2			6,305
Short-Term Income Fund		3,459			(54)			—
SmallCap Growth Fund I		—			(393)			9,286
SmallCap Value Fund II		2,164			3,836			10,031
		$96,930			$7,973		$110,037
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	4,913,962	$82,800
Bond Market Index Fund (a)	10,048,471	114,653
Core Plus Bond Fund (a)	23,623,913	263,407
Diversified International Fund (a)	10,497,867	119,151
Diversified Real Asset Fund (a)	3,851,633	42,869
Equity Income Fund (a)	2,975,825	80,883
Global Diversified Income Fund (a)	7,173,959	97,996
Global Multi-Strategy Fund (a)	6,146,192	66,502
Global Opportunities Fund (a)	8,293,735	96,705
Global Real Estate Securities Fund (a)	5,454,895	53,513
Inflation Protection Fund (a)	6,122,881	53,453
International Emerging Markets Fund (a)	682,000	14,833
LargeCap Growth Fund I (a)	6,907,013	84,127
LargeCap S&P 500 Index Fund (a)	9,108,133	139,354
LargeCap Value Fund III (a)	5,380,736	82,325
MidCap Fund (a)	2,304,515	52,635
MidCap Growth Fund III (a),(b)	3,686,670	37,752
MidCap Value Fund III (a)	2,028,783	38,324
Origin Emerging Markets Fund (a)	1,690,264	14,790
Overseas Fund (a)	12,144,031	112,454
SmallCap Growth Fund I (a),(b)	2,279,794	26,240
SmallCap Value Fund II (a)	2,214,216	26,681
		$1,701,447
TOTAL INVESTMENT COMPANIES		$1,701,447
Total Investments		$1,701,447
Other Assets and Liabilities - (0.01)%		$(182)
TOTAL NET ASSETS - 100.00%		$1,701,265

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	38.27%
Fixed Income Funds	25.36%
International Equity Funds	24.19%
Specialty Funds	12.19%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,094,465	$81,074	620,888	$9,640	801,391	$12,659	4,913,962	$77,995
Bond Market Index Fund	7,213,826	80,292	3,258,739	36,195	424,094	4,688	10,048,471	111,805
Core Plus Bond Fund	22,926,644	242,606	2,683,662	29,035	1,986,393	21,537	23,623,913	250,110
Diversified International Fund	8,513,864	82,478	2,446,938	26,898	462,935	5,079	10,497,867	104,298
Diversified Real Asset Fund	5,728,077	67,000	578,259	6,017	2,454,703	25,740	3,851,633	46,779
Equity Income Fund	2,762,657	73,544	357,575	9,063	144,407	3,659	2,975,825	78,945
Global Diversified Income Fund	6,065,054	85,372	1,425,687	18,769	316,782	4,162	7,173,959	99,970
Global Multi-Strategy Fund	3,941,686	41,504	2,440,773	25,844	236,267	2,513	6,146,192	64,835
Global Opportunities Fund	5,896,483	64,784	2,736,001	30,958	338,749	3,834	8,293,735	91,907
Global Real Estate Securities Fund	6,032,573	45,911	763,390	6,841	1,341,068	12,204	5,454,895	41,144
Inflation Protection Fund	5,766,002	50,472	632,480	5,305	275,601	2,306	6,122,881	53,469
International Emerging Markets Fund	1,198,334	23,485	109,065	2,138	625,399	12,488	682,000	13,649
LargeCap Growth Fund I	6,665,544	47,115	1,500,069	17,753	1,258,600	14,660	6,907,013	49,935
LargeCap S&P 500 Index Fund	9,205,555	87,765	1,180,591	16,773	1,278,013	18,267	9,108,133	86,196
LargeCap Value Fund III	5,337,122	71,309	978,560	14,123	934,946	13,659	5,380,736	71,895
MidCap Fund	1,441,970	29,655	953,659	20,170	91,114	1,922	2,304,515	47,892
MidCap Growth Fund III	3,420,780	32,906	529,924	5,099	264,034	2,567	3,686,670	35,445
MidCap Value Fund III	1,907,174	30,866	265,298	4,733	143,689	2,591	2,028,783	33,011
Origin Emerging Markets Fund	2,541,821	25,741	265,753	2,112	1,117,310	8,989	1,690,264	17,413
Overseas Fund	9,505,777	96,332	3,186,671	29,561	548,417	5,064	12,144,031	120,830
SmallCap Growth Fund I	2,236,046	20,242	435,579	4,681	391,831	4,148	2,279,794	20,688
SmallCap Value Fund II	2,186,845	20,120	484,134	5,393	456,763	5,163	2,214,216	20,471
		$1,400,573		$327,101		$187,899		$1,538,682

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$399			$(60)			$1,533
Bond Market Index Fund		1,548			6			100
Core Plus Bond Fund		4,772			6			—
Diversified International Fund		1,464			1			—
Diversified Real Asset Fund		602			(498)			—
Equity Income Fund		1,356			(3)			—
Global Diversified Income Fund		3,861			(9)			—
Global Multi-Strategy Fund		395			—			886
Global Opportunities Fund		936			(1)			605
Global Real Estate Securities Fund		1,187			596			988
Inflation Protection Fund		399			(2)			—
International Emerging Markets Fund		219			514			—
LargeCap Growth Fund I		54			(273)			9,991
LargeCap S&P 500 Index Fund		2,486			(75)			1,086
LargeCap Value Fund III		1,517			122			4,899
MidCap Fund		41			(11)			1,878
MidCap Growth Fund III		—			7			1,732
MidCap Value Fund III		450			3			878
Origin Emerging Markets Fund		194			(1,451)			—
Overseas Fund		1,812			1			1,855
SmallCap Growth Fund I		—			(87)			2,271
SmallCap Value Fund II		522			121			2,420
		$24,214			$(1,093)			$31,122
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	17,266,096	$290,934
Bond Market Index Fund (a)	26,846,782	306,322
Core Plus Bond Fund (a)	80,218,715	894,439
Diversified International Fund (a)	47,263,208	536,437
Diversified Real Asset Fund (a)	15,619,185	173,842
Equity Income Fund (a)	8,819,138	239,704
Global Diversified Income Fund (a)	22,465,197	306,875
Global Multi-Strategy Fund (a)	21,288,570	230,342
Global Opportunities Fund (a)	37,937,003	442,345
Global Real Estate Securities Fund (a)	25,174,893	246,966
Inflation Protection Fund (a)	16,348,379	142,721
International Emerging Markets Fund (a)	3,048,652	66,308
LargeCap Growth Fund I (a)	36,230,592	441,289
LargeCap S&P 500 Index Fund (a)	40,631,998	621,670
LargeCap Value Fund (a)	20,491,317	241,798
LargeCap Value Fund III (a)	16,302,005	249,421
MidCap Fund (a)	7,229,105	165,113
MidCap Growth Fund III (a),(b)	19,413,137	198,790
MidCap Value Fund III (a)	10,473,056	197,836
Origin Emerging Markets Fund (a)	7,444,513	65,139
Overseas Fund (a)	55,779,427	516,517
SmallCap Growth Fund I (a),(b)	10,675,527	122,875
SmallCap Value Fund II (a)	10,347,375	124,686
		$6,822,369
TOTAL INVESTMENT COMPANIES		$6,822,369
Total Investments		$6,822,369
Other Assets and Liabilities - (0.01)%		$(691)
TOTAL NET ASSETS - 100.00%		$6,821,678

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.43%
International Equity Funds	27.46%
Fixed Income Funds	19.69%
Specialty Funds	10.43%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	17,080,761	$272,653	1,153,787	$17,857	968,452	$15,255	17,266,096	$275,244
Bond Market Index Fund	23,752,774	264,598	4,689,168	51,974	1,595,160	17,657	26,846,782	298,930
Core Plus Bond Fund	79,700,305	866,289	4,417,451	47,758	3,899,041	42,097	80,218,715	871,945
Diversified International Fund	40,951,567	534,825	8,691,414	94,843	2,379,773	26,307	47,263,208	603,366
Diversified Real Asset Fund	23,699,339	274,285	1,065,189	11,054	9,145,343	95,314	15,619,185	190,233
Equity Income Fund	8,775,212	233,873	533,835	13,530	489,909	12,518	8,819,138	234,830
Global Diversified Income Fund	19,895,311	279,484	3,672,822	48,371	1,102,936	14,545	22,465,197	313,293
Global Multi-Strategy Fund	18,242,606	193,218	4,087,948	43,291	1,041,984	11,103	21,288,570	225,399
Global Opportunities Fund	26,617,749	292,546	13,032,417	146,330	1,713,163	19,506	37,937,003	419,350
Global Real Estate Securities Fund	27,686,728	207,319	2,100,550	18,811	4,612,385	41,890	25,174,893	187,879
Inflation Protection Fund	16,444,498	143,752	847,250	7,078	943,369	7,916	16,348,379	142,888
International Emerging Markets Fund	5,401,684	131,320	229,744	4,493	2,582,776	50,641	3,048,652	80,598
LargeCap Growth Fund I	37,933,757	284,593	6,168,083	73,200	7,871,248	92,205	36,230,592	270,466
LargeCap S&P 500 Index Fund	44,157,490	468,999	2,897,159	40,999	6,422,651	92,108	40,631,998	417,185
LargeCap Value Fund	22,067,252	201,935	3,002,769	34,626	4,578,704	52,518	20,491,317	183,854
LargeCap Value Fund III	17,151,944	226,850	2,064,392	29,775	2,914,331	42,519	16,302,005	215,434
MidCap Fund	2,886,030	67,622	4,626,061	97,574	282,986	6,056	7,229,105	159,158
MidCap Growth Fund III	20,750,141	205,627	1,879,773	18,029	3,216,777	31,170	19,413,137	192,435
MidCap Value Fund III	11,079,368	179,114	858,068	15,267	1,464,380	26,170	10,473,056	168,613
Origin Emerging Markets Fund	10,892,910	111,333	537,823	4,274	3,986,220	31,797	7,444,513	77,835
Overseas Fund	46,537,809	441,339	12,070,920	112,362	2,829,302	26,307	55,779,427	527,403
SmallCap Growth Fund I	10,757,702	102,976	1,408,207	15,208	1,490,382	15,868	10,675,527	102,228
SmallCap Value Fund II	10,136,306	84,201	1,617,732	17,956	1,406,663	15,962	10,347,375	86,364
		$6,068,751		$964,660		$787,429		$6,244,930

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,323			$(11)			$5,082
Bond Market Index Fund		5,036			15			324
Core Plus Bond Fund		16,281			(5)			—
Diversified International Fund		6,940			5			—
Diversified Real Asset Fund		2,452			208			—
Equity Income Fund		4,153			(55)			—
Global Diversified Income Fund		12,344			(17)			—
Global Multi-Strategy Fund		1,802			(7)			4,051
Global Opportunities Fund		4,167			(20)			2,699
Global Real Estate Securities Fund		5,394			3,639			4,488
Inflation Protection Fund		1,121			(26)			—
International Emerging Markets Fund		974			(4,574)			—
LargeCap Growth Fund I		306			4,878			56,279
LargeCap S&P 500 Index Fund		11,794			(705)			5,148
LargeCap Value Fund		6,884			(189)			18,366
LargeCap Value Fund III		4,825			1,328			15,573
MidCap Fund		81			18			3,709
MidCap Growth Fund III		—			(51)			10,394
MidCap Value Fund III		2,589			402			5,044
Origin Emerging Markets Fund		817			(5,975)			—
Overseas Fund		8,744			9			8,966
SmallCap Growth Fund I		—			(88)			10,810
SmallCap Value Fund II		2,395			169			11,100
		$100,422			$(1,052)		$162,033
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	7,151,887	$81,603
Core Plus Bond Fund (a)	13,391,259	149,313
Diversified International Fund (a)	9,738,933	110,537
Diversified Real Asset Fund (a)	3,058,561	34,042
Global Opportunities Fund (a)	4,013,981	46,803
Global Real Estate Securities Fund (a)	5,410,121	53,073
High Yield Fund I (a)	2,655,582	25,759
Inflation Protection Fund (a)	2,202,550	19,228
International Emerging Markets Fund (a)	706,098	15,358
LargeCap Growth Fund (a)	2,581,777	26,257
LargeCap Growth Fund I (a)	11,674,837	142,199
LargeCap S&P 500 Index Fund (a)	9,007,362	137,813
LargeCap Value Fund (a)	6,671,527	78,724
LargeCap Value Fund III (a)	5,261,616	80,503
MidCap Growth Fund III (a),(b)	6,074,963	62,208
MidCap Value Fund III (a)	3,295,979	62,261
Origin Emerging Markets Fund (a)	1,687,364	14,764
Overseas Fund (a)	11,976,896	110,906
SmallCap Growth Fund I (a),(b)	2,315,807	26,655
SmallCap Value Fund II (a)	2,216,221	26,705
		$1,304,711
TOTAL INVESTMENT COMPANIES		$1,304,711
Total Investments		$1,304,711
Other Assets and Liabilities - (0.01)%		$(135)
TOTAL NET ASSETS - 100.00%		$1,304,576

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.30%
International Equity Funds	26.94%
Fixed Income Funds	21.16%
Specialty Funds	2.61%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	3,855,239	$43,014	3,500,548	$38,826	203,900	$2,257	7,151,887	$79,584
Core Plus Bond Fund	11,782,119	125,933	2,403,017	26,007	793,877	8,604	13,391,259	143,336
Diversified International Fund	7,694,779	75,589	2,435,006	26,780	390,852	4,327	9,738,933	98,041
Diversified Real Asset Fund	4,051,039	47,978	421,143	4,362	1,413,621	14,820	3,058,561	37,189
Global Multi-Strategy Fund	2,964,573	31,490	246,903	2,621	3,211,476	33,981	—	—
Global Opportunities Fund	5,419,725	60,750	593,634	6,682	1,999,378	22,388	4,013,981	44,809
Global Real Estate Securities Fund	5,322,554	40,589	753,400	6,717	665,833	6,047	5,410,121	41,260
High Yield Fund I	2,289,492	22,344	477,120	4,437	111,030	1,031	2,655,582	25,749
Inflation Protection Fund	1,828,690	15,903	466,326	3,945	92,466	773	2,202,550	19,074
International Emerging Markets Fund	1,046,982	20,987	103,046	2,008	443,930	8,870	706,098	13,741
LargeCap Growth Fund	3,277,876	22,450	537,458	5,457	1,233,557	12,018	2,581,777	15,335
LargeCap Growth Fund I	9,616,909	81,402	2,325,767	27,398	267,839	3,276	11,674,837	105,513
LargeCap S&P 500 Index Fund	8,661,487	91,660	1,132,123	16,025	786,248	11,399	9,007,362	96,294
LargeCap Value Fund	5,721,613	56,694	1,218,836	13,966	268,922	3,137	6,671,527	67,521
LargeCap Value Fund III	5,022,478	67,598	932,323	13,418	693,185	10,156	5,261,616	70,859
MidCap Growth Fund III	4,174,132	42,587	2,120,075	20,386	219,244	2,157	6,074,963	60,817
MidCap Value Fund III	2,296,950	39,082	1,117,597	19,874	118,568	2,157	3,295,979	56,799
Origin Emerging Markets Fund	2,101,719	21,299	253,999	2,007	668,354	5,378	1,687,364	17,394
Overseas Fund	8,629,099	88,756	3,811,183	35,284	463,386	4,327	11,976,896	119,713
SmallCap Growth Fund I	1,998,843	19,156	405,565	4,328	88,601	980	2,315,807	22,503
SmallCap Value Fund II	1,866,881	17,851	436,000	4,840	86,660	1,000	2,216,221	21,691
		$1,033,112		$285,368		$159,083		$1,157,222

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$824			$1			$53
Core Plus Bond Fund		2,572			—			—
Diversified International Fund		1,316			(1)			—
Diversified Real Asset Fund		423			(331)			—
Global Multi-Strategy Fund		295			(130)			664
Global Opportunities Fund		855			(235)			554
Global Real Estate Securities Fund		1,057			1			869
High Yield Fund I		1,011			(1)			—
Inflation Protection Fund		126			(1)			—
International Emerging Markets Fund		191			(384)			—
LargeCap Growth Fund		102			(554)			3,542
LargeCap Growth Fund I		78			(11)			14,367
LargeCap S&P 500 Index Fund		2,333			8			1,018
LargeCap Value Fund		1,799			(2)			4,798
LargeCap Value Fund III		1,424			(1)			4,595
MidCap Growth Fund III		—			1			2,108
MidCap Value Fund III		541			—			1,054
Origin Emerging Markets Fund		159			(534)			—
Overseas Fund		1,637			—			1,677
SmallCap Growth Fund I		—			(1)			2,024
SmallCap Value Fund II		445			—			2,060
		$17,188			$(2,175)			$39,383
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	18,056,110	$206,020
Core Plus Bond Fund (a)	34,758,485	387,557
Diversified International Fund (a)	38,549,824	437,541
Diversified Real Asset Fund (a)	10,367,802	115,394
Global Opportunities Fund (a)	14,822,412	172,829
Global Real Estate Securities Fund (a)	21,417,546	210,106
High Yield Fund I (a)	8,842,040	85,768
Inflation Protection Fund (a)	4,840,284	42,256
International Emerging Markets Fund (a)	2,525,976	54,940
LargeCap Growth Fund (a)	10,165,186	103,380
LargeCap Growth Fund I (a)	40,138,602	488,888
LargeCap S&P 500 Index Fund (a)	32,990,603	504,756
LargeCap Value Fund (a)	24,396,799	287,882
LargeCap Value Fund III (a)	19,685,847	301,193
MidCap Growth Fund III (a),(b)	22,034,032	225,628
MidCap Value Fund III (a)	11,758,222	222,113
Origin Emerging Markets Fund (a)	6,021,005	52,684
Overseas Fund (a)	46,251,279	428,287
SmallCap Growth Fund I (a),(b)	8,553,405	98,450
SmallCap Value Fund II (a)	7,964,934	95,977
		$4,521,649
TOTAL INVESTMENT COMPANIES		$4,521,649
Total Investments		$4,521,649
Other Assets and Liabilities - (0.01)%		$(405)
TOTAL NET ASSETS - 100.00%		$4,521,244

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.49%
International Equity Funds	30.01%
Fixed Income Funds	15.96%
Specialty Funds	2.55%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	9,211,509	$102,550	9,515,758	$105,416	671,157	$7,434	18,056,110	$200,538
Core Plus Bond Fund	30,008,733	326,492	6,354,243	68,639	1,604,491	17,332	34,758,485	377,801
Diversified International Fund	32,046,469	394,473	8,304,577	90,991	1,801,222	19,888	38,549,824	465,557
Diversified Real Asset Fund	12,193,729	140,801	754,383	7,815	2,580,310	27,686	10,367,802	121,186
Global Multi-Strategy Fund	9,959,184	105,113	582,544	6,191	10,541,728	111,562	—	—
Global Opportunities Fund	20,281,576	225,433	1,356,002	15,345	6,815,166	76,309	14,822,412	164,092
Global Real Estate Securities Fund	24,313,186	185,229	2,029,812	18,132	4,925,452	44,723	21,417,546	160,200
High Yield Fund I	8,463,069	81,793	848,834	7,856	469,863	4,364	8,842,040	85,282
Inflation Protection Fund	4,222,674	35,934	877,936	7,431	260,326	2,182	4,840,284	41,179
International Emerging Markets Fund	4,174,608	95,626	220,742	4,305	1,869,374	37,633	2,525,976	60,047
LargeCap Growth Fund	13,713,635	88,837	1,882,661	19,232	5,431,110	54,394	10,165,186	60,373
LargeCap Growth Fund I	34,735,339	266,840	6,388,997	75,643	985,734	11,888	40,138,602	330,545
LargeCap S&P 500 Index Fund	35,067,635	380,696	2,642,688	37,338	4,719,720	68,292	32,990,603	349,210
LargeCap Value Fund	22,839,152	231,293	3,483,313	40,087	1,925,666	22,148	24,396,799	249,265
LargeCap Value Fund III	19,770,087	264,059	2,603,441	37,512	2,687,681	39,195	19,685,847	262,639
MidCap Growth Fund III	16,445,316	167,802	6,613,404	64,106	1,024,688	10,018	22,034,032	221,894
MidCap Value Fund III	8,334,408	140,794	3,977,011	71,604	553,197	10,017	11,758,222	202,375
Origin Emerging Markets Fund	8,425,573	86,435	535,789	4,244	2,940,357	23,693	6,021,005	63,063
Overseas Fund	35,109,675	348,534	13,282,795	123,429	2,141,191	19,889	46,251,279	452,074
SmallCap Growth Fund I	7,912,144	78,013	1,148,104	12,361	506,843	5,472	8,553,405	84,912
SmallCap Value Fund II	7,422,460	63,357	1,294,129	14,359	751,655	8,534	7,964,934	69,230
		$3,810,104		$832,036		$622,653		$4,021,462

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$1,960			$6			$126
Core Plus Bond Fund		6,608			2			—
Diversified International Fund		5,451			(19)			—
Diversified Real Asset Fund		1,267			256			—
Global Multi-Strategy Fund		987			258			2,218
Global Opportunities Fund		3,186			(377)			2,063
Global Real Estate Securities Fund		4,639			1,562			3,952
High Yield Fund I		3,573			(3)			—
Inflation Protection Fund		289			(4)			—
International Emerging Markets Fund		755			(2,251)			—
LargeCap Growth Fund		424			6,698			14,747
LargeCap Growth Fund I		281			(50)			51,667
LargeCap S&P 500 Index Fund		9,396			(532)			4,100
LargeCap Value Fund		7,146			33			19,057
LargeCap Value Fund III		5,578			263			18,003
MidCap Growth Fund III		—			4			8,260
MidCap Value Fund III		1,954			(6)			3,804
Origin Emerging Markets Fund		635			(3,923)			—
Overseas Fund		6,621			—			6,785
SmallCap Growth Fund I		—			10			7,972
SmallCap Value Fund II		1,759			48			8,150
		$62,509			$1,975		$150,904
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	2,493,333	$28,449
Core Plus Bond Fund (a)	4,871,750	54,320
Diversified International Fund (a)	7,450,355	84,561
Diversified Real Asset Fund (a)	2,008,530	22,355
Global Opportunities Fund (a)	2,948,020	34,374
Global Real Estate Securities Fund (a)	4,454,329	43,697
High Yield Fund I (a)	1,746,601	16,942
International Emerging Markets Fund (a)	501,329	10,904
LargeCap Growth Fund (a)	1,376,904	14,003
LargeCap Growth Fund I (a)	8,436,382	102,755
LargeCap S&P 500 Index Fund (a)	6,493,055	99,344
LargeCap Value Fund (a)	4,868,055	57,443
LargeCap Value Fund III (a)	3,878,021	59,334
MidCap Growth Fund III (a),(b)	4,409,489	45,153
MidCap Value Fund III (a)	2,385,273	45,058
Origin Emerging Markets Fund (a)	1,174,750	10,279
Overseas Fund (a)	8,899,754	82,412
SmallCap Growth Fund I (a),(b)	1,598,314	18,397
SmallCap Value Fund II (a)	1,611,891	19,423
		$849,203
TOTAL INVESTMENT COMPANIES		$849,203
Total Investments		$849,203
Other Assets and Liabilities - (0.01)%		$(92)
TOTAL NET ASSETS - 100.00%		$849,111

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.29%
International Equity Funds	31.35%
Fixed Income Funds	11.74%
Specialty Funds	2.63%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	1,193,695	$13,338	1,362,369	$15,150	62,731	$695	2,493,333	$27,794
Core Plus Bond Fund	3,521,546	37,922	1,507,576	16,282	157,372	1,699	4,871,750	52,505
Diversified International Fund	5,449,352	55,698	2,258,715	24,519	257,712	2,834	7,450,355	77,383
Diversified Real Asset Fund	2,130,771	25,299	340,559	3,531	462,800	4,968	2,008,530	23,892
Global Multi-Strategy Fund	1,413,532	14,972	161,436	1,713	1,574,968	16,666	—	—
Global Opportunities Fund	3,850,205	43,559	582,886	6,550	1,485,071	16,637	2,948,020	33,282
Global Real Estate Securities Fund	4,379,988	35,103	790,742	7,041	716,401	6,506	4,454,329	35,631
High Yield Fund I	1,399,880	13,982	412,283	3,842	65,562	607	1,746,601	17,217
International Emerging Markets Fund	720,362	15,685	103,150	2,009	322,183	6,579	501,329	10,992
LargeCap Growth Fund	2,326,543	17,709	444,553	4,501	1,394,192	13,981	1,376,904	8,474
LargeCap Growth Fund I	6,648,723	61,758	1,966,067	23,108	178,408	2,145	8,436,382	82,722
LargeCap S&P 500 Index Fund	5,746,701	63,444	1,061,932	15,030	315,578	4,533	6,493,055	73,939
LargeCap Value Fund	3,988,338	42,026	1,057,815	12,096	178,098	2,057	4,868,055	52,063
LargeCap Value Fund III	3,543,253	47,929	819,909	11,792	485,141	7,072	3,878,021	52,658
MidCap Growth Fund III	2,920,579	30,870	1,633,988	15,817	145,078	1,414	4,409,489	45,273
MidCap Value Fund III	1,603,780	28,034	859,875	15,453	78,382	1,413	2,385,273	42,073
Origin Emerging Markets Fund	1,575,684	15,991	249,140	1,969	650,074	5,268	1,174,750	12,177
Overseas Fund	6,094,986	64,030	3,110,404	28,813	305,636	2,830	8,899,754	90,013
SmallCap Growth Fund I	1,309,637	13,540	348,533	3,703	59,856	652	1,598,314	16,591
SmallCap Value Fund II	1,296,591	13,392	373,686	4,149	58,386	661	1,611,891	16,880
		$654,281		$217,068		$99,217		$771,559

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$258			$1			$17
Core Plus Bond Fund		858			—			—
Diversified International Fund		946			—			—
Diversified Real Asset Fund		226			30			—
Global Multi-Strategy Fund		143			(19)			320
Global Opportunities Fund		616			(190)			398
Global Real Estate Securities Fund		876			(7)			722
High Yield Fund I		643			—			—
International Emerging Markets Fund		133			(123)			—
LargeCap Growth Fund		73			245			2,538
LargeCap Growth Fund I		55			1			10,017
LargeCap S&P 500 Index Fund		1,566			(2)			682
LargeCap Value Fund		1,268			(2)			3,378
LargeCap Value Fund III		1,015			9			3,273
MidCap Growth Fund III		—			—			1,491
MidCap Value Fund III		383			(1)			744
Origin Emerging Markets Fund		121			(515)			—
Overseas Fund		1,174			—			1,197
SmallCap Growth Fund I		—			—			1,339
SmallCap Value Fund II		312			—			1,445
		$10,666			$(573)			$27,561
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	4,653,549	$53,097
Core Plus Bond Fund (a)	9,575,418	106,766
Diversified International Fund (a)	22,630,604	256,857
Diversified Real Asset Fund (a)	5,444,765	60,600
Global Opportunities Fund (a)	8,684,134	101,257
Global Real Estate Securities Fund (a)	13,043,800	127,960
High Yield Fund I (a)	5,093,085	49,403
International Emerging Markets Fund (a)	1,456,569	31,680
LargeCap Growth Fund (a)	4,887,732	49,708
LargeCap Growth Fund I (a)	24,546,403	298,975
LargeCap S&P 500 Index Fund (a)	18,905,855	289,260
LargeCap Value Fund (a)	14,396,459	169,878
LargeCap Value Fund III (a)	11,329,432	173,340
MidCap Growth Fund III (a),(b)	12,870,548	131,795
MidCap Value Fund III (a)	7,092,640	133,980
Origin Emerging Markets Fund (a)	3,521,304	30,811
Overseas Fund (a)	26,893,892	249,038
SmallCap Growth Fund I (a),(b)	4,688,946	53,970
SmallCap Value Fund II (a)	4,563,326	54,988
		$2,423,363
TOTAL INVESTMENT COMPANIES		$2,423,363
Total Investments		$2,423,363
Other Assets and Liabilities - (0.01)%		$(207)
TOTAL NET ASSETS - 100.00%		$2,423,156

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.96%
International Equity Funds	32.92%
Fixed Income Funds	8.63%
Specialty Funds	2.50%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	2,228,942	$24,902	2,596,137	$28,934	171,530	$1,902	4,653,549	$51,936
Core Plus Bond Fund	7,618,261	83,094	2,401,362	26,025	444,205	4,798	9,575,418	104,321
Diversified International Fund	17,375,288	207,681	6,343,025	68,534	1,087,709	11,998	22,630,604	264,214
Diversified Real Asset Fund	5,439,170	63,429	609,144	6,332	603,549	6,438	5,444,765	63,362
Global Multi-Strategy Fund	4,103,318	43,265	340,567	3,620	4,443,885	47,021	—	—
Global Opportunities Fund	12,283,084	138,942	1,280,866	14,441	4,879,816	54,804	8,684,134	98,003
Global Real Estate Securities Fund	12,593,506	96,412	1,679,203	14,961	1,228,909	11,119	13,043,800	100,278
High Yield Fund I	4,689,868	47,894	667,155	6,174	263,938	2,447	5,093,085	51,620
International Emerging Markets Fund	2,438,665	57,969	212,843	4,148	1,194,939	24,276	1,456,569	36,825
LargeCap Growth Fund	7,568,932	52,928	1,238,106	12,608	3,919,306	39,306	4,887,732	28,510
LargeCap Growth Fund I	20,473,421	170,989	4,733,422	55,859	660,440	7,943	24,546,403	218,894
LargeCap S&P 500 Index Fund	17,677,678	193,478	2,259,446	31,936	1,031,269	14,799	18,905,855	210,570
LargeCap Value Fund	12,599,905	132,160	2,545,828	29,204	749,274	8,642	14,396,459	152,713
LargeCap Value Fund III	11,965,496	160,876	2,014,274	29,005	2,650,338	38,642	11,329,432	152,061
MidCap Growth Fund III	8,864,984	91,574	4,619,182	44,805	613,618	5,998	12,870,548	130,386
MidCap Value Fund III	4,992,429	86,963	2,431,740	43,794	331,529	5,998	7,092,640	124,751
Origin Emerging Markets Fund	5,225,385	53,721	523,581	4,147	2,227,662	17,800	3,521,304	36,881
Overseas Fund	19,413,180	196,724	8,773,871	81,037	1,293,159	11,999	26,893,892	265,762
SmallCap Growth Fund I	4,116,633	42,717	822,894	8,801	250,581	2,731	4,688,946	48,783
SmallCap Value Fund II	3,913,376	35,496	890,006	9,886	240,056	2,730	4,563,326	42,639
		$1,981,214		$524,251		$321,391		$2,182,509

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$478			$2			$31
Core Plus Bond Fund		1,736			—			—
Diversified International Fund		2,984			(3)			—
Diversified Real Asset Fund		571			39			—
Global Multi-Strategy Fund		410			136			921
Global Opportunities Fund		1,947			(576)			1,258
Global Real Estate Securities Fund		2,521			24			2,061
High Yield Fund I		2,022			(1)			—
International Emerging Markets Fund		445			(1,016)			—
LargeCap Growth Fund		236			2,280			8,194
LargeCap Growth Fund I		167			(11)			30,639
LargeCap S&P 500 Index Fund		4,775			(45)			2,082
LargeCap Value Fund		3,972			(9)			10,588
LargeCap Value Fund III		3,398			822			10,964
MidCap Growth Fund III		—			5			4,487
MidCap Value Fund III		1,180			(8)			2,296
Origin Emerging Markets Fund		398			(3,187)			—
Overseas Fund		3,697			—			3,781
SmallCap Growth Fund I		—			(4)			4,177
SmallCap Value Fund II		934			(13)			4,328
		$31,871			$(1,565)			$85,807
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	398,445	$4,546
Core Plus Bond Fund (a)	820,745	9,151
Diversified International Fund (a)	2,772,926	31,473
Diversified Real Asset Fund (a)	604,984	6,734
Global Opportunities Fund (a)	1,071,947	12,499
Global Real Estate Securities Fund (a)	1,597,721	15,674
High Yield Fund I (a)	581,478	5,640
International Emerging Markets Fund (a)	181,129	3,940
LargeCap Growth Fund (a)	685,386	6,971
LargeCap Growth Fund I (a)	2,990,085	36,419
LargeCap S&P 500 Index Fund (a)	2,399,431	36,711
LargeCap Value Fund (a)	1,795,782	21,190
LargeCap Value Fund III (a)	1,408,046	21,543
MidCap Growth Fund III (a),(b)	1,591,384	16,296
MidCap Value Fund III (a)	871,348	16,460
Origin Emerging Markets Fund (a)	442,376	3,871
Overseas Fund (a)	3,207,704	29,703
SmallCap Growth Fund I (a),(b)	586,977	6,756
SmallCap Value Fund II (a)	567,082	6,833
		$292,410
TOTAL INVESTMENT COMPANIES		$292,410
Total Investments		$292,410
Other Assets and Liabilities - (0.01)%		$(38)
TOTAL NET ASSETS - 100.00%		$292,372

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.87%
International Equity Funds	33.23%
Fixed Income Funds	6.61%
Specialty Funds	2.30%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	109,851	$1,225	293,285	$3,263	4,691	$52	398,445	$4,436
Core Plus Bond Fund	384,068	4,130	448,917	4,870	12,240	132	820,745	8,868
Diversified International Fund	1,743,314	19,246	1,082,411	11,710	52,799	586	2,772,926	30,370
Diversified Real Asset Fund	454,626	5,418	164,296	1,719	13,938	148	604,984	6,989
Global Multi-Strategy Fund	359,446	3,862	67,471	716	426,917	4,519	—	—
Global Opportunities Fund	1,244,487	14,468	349,363	3,921	521,903	5,862	1,071,947	12,467
Global Real Estate Securities Fund	1,310,690	10,985	429,644	3,836	142,613	1,296	1,597,721	13,526
High Yield Fund I	427,805	4,380	166,483	1,543	12,810	118	581,478	5,805
International Emerging Markets Fund	226,398	5,231	61,521	1,202	106,790	2,125	181,129	4,259
LargeCap Growth Fund	731,071	6,692	190,756	1,921	236,441	2,376	685,386	6,180
LargeCap Growth Fund I	2,032,258	21,799	997,151	11,667	39,324	485	2,990,085	32,981
LargeCap S&P 500 Index Fund	1,884,055	23,294	635,210	9,026	119,834	1,739	2,399,431	30,582
LargeCap Value Fund	1,277,016	14,875	555,539	6,335	36,773	431	1,795,782	20,779
LargeCap Value Fund III	1,204,200	16,681	438,812	6,318	234,966	3,433	1,408,046	19,584
MidCap Growth Fund III	900,786	9,887	720,165	6,964	29,567	292	1,591,384	16,559
MidCap Value Fund III	505,367	9,257	381,981	6,857	16,000	292	871,348	15,822
Origin Emerging Markets Fund	528,517	5,347	151,845	1,204	237,986	1,923	442,376	4,520
Overseas Fund	1,908,164	20,576	1,361,952	12,441	62,412	588	3,207,704	32,429
SmallCap Growth Fund I	414,773	4,856	184,358	1,950	12,154	136	586,977	6,670
SmallCap Value Fund II	392,288	4,551	186,623	2,078	11,829	137	567,082	6,492
		$206,760		$99,541		$26,670		$279,318

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$24			$—			$2
Core Plus Bond Fund		120			—			—
Diversified International Fund		310			—			—
Diversified Real Asset Fund		49			—			—
Global Multi-Strategy Fund		37			(59)			83
Global Opportunities Fund		204			(60)			131
Global Real Estate Securities Fund		277			1			219
High Yield Fund I		207			—			—
International Emerging Markets Fund		43			(49)			—
LargeCap Growth Fund		23			(57)			811
LargeCap Growth Fund I		17			—			3,109
LargeCap S&P 500 Index Fund		523			1			227
LargeCap Value Fund		414			—			1,101
LargeCap Value Fund III		350			18			1,129
MidCap Growth Fund III		—			—			469
MidCap Value Fund III		123			—			239
Origin Emerging Markets Fund		42			(108)			—
Overseas Fund		376			—			382
SmallCap Growth Fund I		—			—			432
SmallCap Value Fund II		96			—			445
		$3,235			$(313)			$8,779
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	200,730	$2,290
Core Plus Bond Fund (a)	386,199	4,306
Diversified International Fund (a)	1,412,867	16,036
Diversified Real Asset Fund (a)	318,584	3,546
Global Opportunities Fund (a)	537,608	6,269
Global Real Estate Securities Fund (a)	795,791	7,807
High Yield Fund I (a)	305,845	2,967
International Emerging Markets Fund (a)	104,063	2,263
LargeCap Growth Fund (a)	421,563	4,287
LargeCap Growth Fund I (a)	1,491,564	18,167
LargeCap S&P 500 Index Fund (a)	1,239,692	18,967
LargeCap Value Fund (a)	885,576	10,450
LargeCap Value Fund III (a)	710,783	10,875
MidCap Growth Fund III (a),(b)	802,216	8,215
MidCap Value Fund III (a)	430,649	8,135
Origin Emerging Markets Fund (a)	225,340	1,972
Overseas Fund (a)	1,620,996	15,010
SmallCap Growth Fund I (a),(b)	292,654	3,369
SmallCap Value Fund II (a)	280,752	3,383
		$148,314
TOTAL INVESTMENT COMPANIES		$148,314
Total Investments		$148,314
Other Assets and Liabilities - (0.01)%		$(18)
TOTAL NET ASSETS - 100.00%		$148,296

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.89%
International Equity Funds	33.28%
Fixed Income Funds	6.45%
Specialty Funds	2.39%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	54,013	$600	152,168	$1,695	5,451	$60	200,730	$2,235
Core Plus Bond Fund	192,934	2,107	205,500	2,233	12,235	133	386,199	4,207
Diversified International Fund	867,290	10,367	597,387	6,476	51,810	567	1,412,867	16,275
Diversified Real Asset Fund	220,581	2,677	111,160	1,170	13,157	138	318,584	3,709
Global Multi-Strategy Fund	193,638	2,144	41,413	440	235,051	2,487	—	—
Global Opportunities Fund	608,209	7,498	214,556	2,414	285,157	3,205	537,608	6,636
Global Real Estate Securities Fund	584,010	5,270	259,192	2,321	47,411	427	795,791	7,164
High Yield Fund I	216,190	2,232	101,625	944	11,970	112	305,845	3,064
International Emerging Markets Fund	120,802	2,879	38,740	761	55,479	1,101	104,063	2,509
LargeCap Growth Fund	362,682	4,075	109,156	1,106	50,275	497	421,563	4,681
LargeCap Growth Fund I	935,183	12,109	582,700	6,835	26,319	306	1,491,564	18,638
LargeCap S&P 500 Index Fund	925,166	13,221	390,432	5,568	75,906	1,086	1,239,692	17,703
LargeCap Value Fund	593,159	7,707	327,804	3,750	35,387	401	885,576	11,055
LargeCap Value Fund III	562,623	8,588	258,390	3,735	110,230	1,602	710,783	10,719
MidCap Growth Fund III	445,509	5,022	386,315	3,739	29,608	285	802,216	8,475
MidCap Value Fund III	241,883	4,792	204,822	3,691	16,056	287	430,649	8,196
Origin Emerging Markets Fund	258,644	2,601	93,924	749	127,228	1,000	225,340	2,288
Overseas Fund	957,428	10,718	725,409	6,608	61,841	568	1,620,996	16,756
SmallCap Growth Fund I	194,719	2,533	109,915	1,169	11,980	128	292,654	3,574
SmallCap Value Fund II	183,147	2,459	109,016	1,220	11,411	127	280,752	3,552
		$109,599		$56,624		$14,517		$151,436

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$12			$—			$1
Core Plus Bond Fund		57			—			—
Diversified International Fund		159			(1)			—
Diversified Real Asset Fund		25			—			—
Global Multi-Strategy Fund		21			(97)			45
Global Opportunities Fund		102			(71)			65
Global Real Estate Securities Fund		130			—			100
High Yield Fund I		107			—			—
International Emerging Markets Fund		23			(30)			—
LargeCap Growth Fund		12			(3)			411
LargeCap Growth Fund I		8			—			1,463
LargeCap S&P 500 Index Fund		264			—			114
LargeCap Value Fund		198			(1)			524
LargeCap Value Fund III		168			(2)			539
MidCap Growth Fund III		—			(1)			237
MidCap Value Fund III		61			—			117
Origin Emerging Markets Fund		21			(62)			—
Overseas Fund		195			(2)			196
SmallCap Growth Fund I		—			—			208
SmallCap Value Fund II		46			—			213
		$1,609			$(270)			$4,233
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2015 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.14%
Bond Market Index Fund (a)	282,979	$3,229
Diversified International Fund (a)	92,613	1,051
Diversified Real Asset Fund (a)	23,062	257
Global Diversified Income Fund (a)	58,229	795
Inflation Protection Fund (a)	77,904	680
International Emerging Markets Fund (a)	2,575	56
International Small Company Fund (a)	16,911	168
LargeCap S&P 500 Index Fund (a)	148,593	2,274
MidCap S&P 400 Index Fund (a)	32,717	643
Origin Emerging Markets Fund (a)	6,352	56
Short-Term Income Fund (a)	64,905	795
SmallCap S&P 600 Index Fund (a)	10,851	261
		$10,265
TOTAL INVESTMENT COMPANIES		$10,265
Total Investments		$10,265
Other Assets and Liabilities - (0.14)%		$(14)
TOTAL NET ASSETS - 100.00%		$10,251

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	45.89%
Domestic Equity Funds	31.01%
International Equity Funds	12.98%
Specialty Funds	10.26%
Other Assets and Liabilities	(0.14)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	205,271	$2,272	118,253	$1,305	40,545		$454	282,979	$3,126
Diversified International Fund	58,803	688	46,653	511	12,843		142	92,613	1,057
Diversified Real Asset Fund	36,012	406	12,571	133	25,521		276	23,062	257
Global Diversified Income Fund	42,662	582	23,886	315	8,319		111	58,229	785
Inflation Protection Fund	62,200	522	28,872	242	13,168		113	77,904	652
International Emerging Markets Fund	4,839	104	1,596	31	3,860		76	2,575	55
International Small Company Fund	13,503	132	6,386	61	2,978		28	16,911	165
LargeCap S&P 500 Index Fund	118,643	1,758	57,662	823	27,712		406	148,593	2,178
MidCap S&P 400 Index Fund	19,783	390	17,350	312	4,416		83	32,717	619
Origin Emerging Markets Fund	11,290	100	3,811	30	8,749		70	6,352	56
Short-Term Income Fund	47,688	581	26,550	322	9,333		113	64,905	790
SmallCap S&P 600 Index Fund	8,122	198	4,692	102	1,963		45	10,851	255
		$7,733		$4,187			$1,917		$9,995

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$43			$3	$			3
Diversified International Fund		10			—				—
Diversified Real Asset Fund		4			(6)				—
Global Diversified Income Fund		30			(1)				—
Inflation Protection Fund		4			1				—
International Emerging Markets Fund		1			(4)				—
International Small Company Fund		2			—				—
LargeCap S&P 500 Index Fund		32			3				14
MidCap S&P 400 Index Fund		5			—				23
Origin Emerging Markets Fund		1			(4)				—
Short-Term Income Fund		10			—				—
SmallCap S&P 600 Index Fund		3			—				13
		$145			$(8)	$			53
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2020 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.03%
Bond Market Index Fund (a)	849,467	$9,692
Diversified International Fund (a)	368,109	4,178
Diversified Real Asset Fund (a)	76,515	852
Global Diversified Income Fund (a)	168,395	2,300
Global Real Estate Securities Fund (a)	72,219	708
Inflation Protection Fund (a)	153,368	1,339
International Emerging Markets Fund (a)	10,233	223
International Small Company Fund (a)	64,823	644
LargeCap S&P 500 Index Fund (a)	590,035	9,028
MidCap S&P 400 Index Fund (a)	130,208	2,560
Origin Emerging Markets Fund (a)	25,263	221
Short-Term Income Fund (a)	121,419	1,487
SmallCap S&P 600 Index Fund (a)	42,691	1,027
		$34,259
TOTAL INVESTMENT COMPANIES		$34,259
Total Investments		$34,259
Other Assets and Liabilities - (0.03)%		$(12)
TOTAL NET ASSETS - 100.00%		$34,247

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.83%
Fixed Income Funds	36.55%
International Equity Funds	17.44%
Specialty Funds	9.21%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	557,163	$6,172	335,326	$3,683	43,022		$478	849,467	$9,378
Diversified International Fund	216,575	2,521	169,523	1,857	17,989		198	368,109	4,179
Diversified Real Asset Fund	94,451	1,058	40,524	425	58,460		632	76,515	838
Global Diversified Income Fund	112,662	1,534	64,302	843	8,569		114	168,395	2,263
Global Real Estate Securities Fund	63,036	588	31,062	276	21,879		198	72,219	664
Inflation Protection Fund	112,381	941	52,824	439	11,837		99	153,368	1,281
International Emerging Markets Fund	17,565	376	7,238	141	14,570		285	10,233	219
International Small Company Fund	48,257	471	23,249	222	6,683		65	64,823	628
LargeCap S&P 500 Index Fund	433,817	6,429	216,673	3,068	60,455		870	590,035	8,631
MidCap S&P 400 Index Fund	72,272	1,423	64,237	1,145	6,301		117	130,208	2,451
Origin Emerging Markets Fund	41,231	364	17,240	137	33,208		264	25,263	223
Short-Term Income Fund	77,406	942	50,063	608	6,050		74	121,419	1,476
SmallCap S&P 600 Index Fund	29,130	705	17,402	376	3,841		85	42,691	996
		$23,524		$13,220			$3,479		$33,227

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$122			$1	$			8
Diversified International Fund		38			(1)				—
Diversified Real Asset Fund		10			(13)				—
Global Diversified Income Fund		84			—				—
Global Real Estate Securities Fund		14			(2)				11
Inflation Protection Fund		8			—				—
International Emerging Markets Fund		3			(13)				—
International Small Company Fund		6			—				—
LargeCap S&P 500 Index Fund		119			4				52
MidCap S&P 400 Index Fund		20			—				86
Origin Emerging Markets Fund		3			(14)				—
Short-Term Income Fund		18			—				—
SmallCap S&P 600 Index Fund		10			—				47
		$455			$(38)	$			204
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2025 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.17%
Bond Market Index Fund (a)	189,517	$2,162
Diversified International Fund (a)	102,442	1,163
Diversified Real Asset Fund (a)	18,493	206
Global Diversified Income Fund (a)	34,788	475
Global Real Estate Securities Fund (a)	25,466	250
Inflation Protection Fund (a)	28,883	252
International Emerging Markets Fund (a)	2,884	63
International Small Company Fund (a)	18,547	184
LargeCap S&P 500 Index Fund (a)	164,576	2,518
MidCap S&P 400 Index Fund (a)	36,062	709
Origin Emerging Markets Fund (a)	7,108	62
SmallCap S&P 600 Index Fund (a)	11,955	288
		$8,332
TOTAL INVESTMENT COMPANIES		$8,332
Total Investments		$8,332
Other Assets and Liabilities - (0.17)%		$(14)
TOTAL NET ASSETS - 100.00%		$8,318

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.25%
Fixed Income Funds	29.03%
International Equity Funds	20.70%
Specialty Funds	8.19%
Other Assets and Liabilities	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	58,637	$647	149,141	$1,645	18,261		$203	189,517	$2,090
Diversified International Fund	30,171	358	81,906	899	9,635		106	102,442	1,151
Diversified Real Asset Fund	10,455	121	18,471	196	10,433		113	18,493	206
Global Diversified Income Fund	11,069	153	27,073	357	3,354		45	34,788	465
Global Real Estate Securities Fund	8,860	83	19,988	179	3,382		31	25,466	231
Inflation Protection Fund	10,082	85	22,090	185	3,289		28	28,883	242
International Emerging Markets Fund	2,255	49	3,518	69	2,889		56	2,884	61
International Small Company Fund	5,572	54	14,844	143	1,869		18	18,547	179
LargeCap S&P 500 Index Fund	58,149	862	128,366	1,834	21,939		317	164,576	2,379
MidCap S&P 400 Index Fund	9,609	193	29,829	537	3,376		63	36,062	667
Origin Emerging Markets Fund	5,468	49	8,608	69	6,968		55	7,108	62
SmallCap S&P 600 Index Fund	3,863	96	9,540	208	1,448		33	11,955	271
		$2,750		$6,321			$1,068		$8,004

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$14			$1	$			1
Diversified International Fund		6			—				—
Diversified Real Asset Fund		1			2				—
Global Diversified Income Fund		13			—				—
Global Real Estate Securities Fund		3			—				2
Inflation Protection Fund		1			—				—
International Emerging Markets Fund		—			(1)				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		17			—				7
MidCap S&P 400 Index Fund		3			—				12
Origin Emerging Markets Fund		—			(1)				—
SmallCap S&P 600 Index Fund		1			—				7
		$60			$1	$			29
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2030 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.03%
Bond Market Index Fund (a)	618,148	$7,053
Diversified International Fund (a)	468,890	5,322
Diversified Real Asset Fund (a)	75,747	843
Global Diversified Income Fund (a)	111,203	1,519
Global Real Estate Securities Fund (a)	121,615	1,193
Inflation Protection Fund (a)	87,375	763
International Emerging Markets Fund (a)	13,488	293
International Small Company Fund (a)	82,828	823
LargeCap S&P 500 Index Fund (a)	751,671	11,501
MidCap S&P 400 Index Fund (a)	165,646	3,257
Origin Emerging Markets Fund (a)	33,298	291
SmallCap S&P 600 Index Fund (a)	54,873	1,320
		$34,178
TOTAL INVESTMENT COMPANIES		$34,178
Total Investments		$34,178
Other Assets and Liabilities - (0.03)%		$(11)
TOTAL NET ASSETS - 100.00%		$34,167

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47.05%
International Equity Funds	23.19%
Fixed Income Funds	22.87%
Specialty Funds	6.92%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	July 31, 2016 Shares	July 31, 2016 Cost
	Shares	Cost	Shares	Cost	Shares		Proceeds
Bond Market Index Fund	452,654	$5,016	200,663	$2,203	35,169		$387	618,148	$6,832
Diversified International Fund	289,623	3,361	204,207	2,232	24,940		268	468,890	5,322
Diversified Real Asset Fund	94,753	1,057	32,033	335	51,039		547	75,747	833
Global Diversified Income Fund	74,253	1,009	43,045	566	6,095		79	111,203	1,496
Global Real Estate Securities Fund	94,649	882	39,826	354	12,860		115	121,615	1,120
Inflation Protection Fund	69,196	579	25,990	216	7,811		65	87,375	730
International Emerging Markets Fund	23,535	503	7,518	145	17,565		342	13,488	288
International Small Company Fund	66,091	649	25,421	242	8,684		82	82,828	808
LargeCap S&P 500 Index Fund	589,240	8,724	238,110	3,367	75,679		1,066	751,671	11,023
MidCap S&P 400 Index Fund	98,933	1,939	75,722	1,348	9,009		157	165,646	3,128
Origin Emerging Markets Fund	55,583	491	18,038	142	40,323		320	33,298	293
SmallCap S&P 600 Index Fund	40,149	970	19,833	427	5,109		110	54,873	1,286
		$25,180		$11,577			$3,538		$33,159

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$97			$—	$			6
Diversified International Fund		49			(3)				—
Diversified Real Asset Fund		10			(12)				—
Global Diversified Income Fund		53			—				—
Global Real Estate Securities Fund		20			(1)				15
Inflation Protection Fund		5			—				—
International Emerging Markets Fund		4			(18)				—
International Small Company Fund		8			(1)				—
LargeCap S&P 500 Index Fund		158			(2)				69
MidCap S&P 400 Index Fund		27			(2)				116
Origin Emerging Markets Fund		4			(20)				—
SmallCap S&P 600 Index Fund		14			(1)				64
		$449			$(60)	$			270
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2035 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.23%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.23%
Bond Market Index Fund (a)	93,616	$1,068
Diversified International Fund (a)	90,041	1,022
Diversified Real Asset Fund (a)	13,592	151
Global Real Estate Securities Fund (a)	25,064	246
High Yield Fund I (a)	12,525	122
Inflation Protection Fund (a)	10,242	89
International Emerging Markets Fund (a)	3,316	72
International Small Company Fund (a)	16,072	160
LargeCap S&P 500 Index Fund (a)	147,496	2,257
MidCap S&P 400 Index Fund (a)	32,452	638
Origin Emerging Markets Fund (a)	7,813	68
SmallCap S&P 600 Index Fund (a)	10,775	259
		$6,152
TOTAL INVESTMENT COMPANIES		$6,152
Total Investments		$6,152
Other Assets and Liabilities - (0.23)%		$(14)
TOTAL NET ASSETS - 100.00%		$6,138

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.38%
International Equity Funds	25.55%
Fixed Income Funds	20.84%
Specialty Funds	2.46%
Other Assets and Liabilities	(0.23)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	47,721	$526	53,625	$590	7,730		$86	93,616	$1,030
Diversified International Fund	42,027	499	55,265	606	7,251		80	90,041	1,025
Diversified Real Asset Fund	11,297	130	9,995	105	7,700		83	13,592	154
Global Real Estate Securities Fund	14,083	131	14,248	127	3,267		30	25,064	228
High Yield Fund I	6,706	66	7,092	66	1,273		12	12,525	120
Inflation Protection Fund	5,798	49	5,566	47	1,122		10	10,242	86
International Emerging Markets Fund	3,184	70	2,732	54	2,600		52	3,316	72
International Small Company Fund	8,436	83	9,052	86	1,416		13	16,072	156
LargeCap S&P 500 Index Fund	83,161	1,230	82,417	1,175	18,082		263	147,496	2,142
MidCap S&P 400 Index Fund	13,634	272	21,337	383	2,519		47	32,452	608
Origin Emerging Markets Fund	7,715	70	6,611	53	6,513		52	7,813	70
SmallCap S&P 600 Index Fund	5,528	137	6,305	137	1,058		25	10,775	249
		$3,263		$3,429			$753		$5,940

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$11			$—	$			1
Diversified International Fund		8			—				—
Diversified Real Asset Fund		1			2				—
Global Real Estate Securities Fund		3			—				2
High Yield Fund I		4			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		1			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		23			—				10
MidCap S&P 400 Index Fund		4			—				17
Origin Emerging Markets Fund		1			(1)				—
SmallCap S&P 600 Index Fund		2			—				9
		$59			$1	$			39
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2040 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.07%
Bond Market Index Fund (a)	194,841	$2,223
Diversified International Fund (a)	270,047	3,065
Diversified Real Asset Fund (a)	38,208	425
Global Real Estate Securities Fund (a)	79,435	779
High Yield Fund I (a)	35,233	342
Inflation Protection Fund (a)	19,173	167
International Emerging Markets Fund (a)	9,766	213
International Small Company Fund (a)	47,833	475
LargeCap S&P 500 Index Fund (a)	442,012	6,763
MidCap S&P 400 Index Fund (a)	97,286	1,913
Origin Emerging Markets Fund (a)	24,110	211
SmallCap S&P 600 Index Fund (a)	32,224	775
		$17,351
TOTAL INVESTMENT COMPANIES		$17,351
Total Investments		$17,351
Other Assets and Liabilities - (0.07)%		$(13)
TOTAL NET ASSETS - 100.00%		$17,338

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.50%
International Equity Funds	27.36%
Fixed Income Funds	15.76%
Specialty Funds	2.45%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	150,136	$1,664	55,476	$609	10,771		$120	194,841	$2,153
Diversified International Fund	181,395	2,106	102,767	1,124	14,115		157	270,047	3,073
Diversified Real Asset Fund	42,498	474	12,396	130	16,686		180	38,208	420
Global Real Estate Securities Fund	65,408	610	22,141	197	8,114		74	79,435	733
High Yield Fund I	28,033	272	9,839	91	2,639		26	35,233	337
Inflation Protection Fund	16,196	136	4,762	40	1,785		16	19,173	160
International Emerging Markets Fund	14,576	311	4,119	80	8,929		175	9,766	209
International Small Company Fund	40,326	394	12,475	118	4,968		47	47,833	465
LargeCap S&P 500 Index Fund	368,025	5,451	118,537	1,676	44,550		643	442,012	6,486
MidCap S&P 400 Index Fund	61,759	1,213	40,562	723	5,035		94	97,286	1,842
Origin Emerging Markets Fund	35,319	311	10,083	80	21,292		169	24,110	213
SmallCap S&P 600 Index Fund	24,940	603	10,106	218	2,822		63	32,224	758
		$13,545		$5,086			$1,764		$16,849

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$32			$—	$			2
Diversified International Fund		31			—				—
Diversified Real Asset Fund		4			(4)				—
Global Real Estate Securities Fund		14			—				11
High Yield Fund I		14			—				—
Inflation Protection Fund		1			—				—
International Emerging Markets Fund		3			(7)				—
International Small Company Fund		5			—				—
LargeCap S&P 500 Index Fund		99			2				44
MidCap S&P 400 Index Fund		17			—				73
Origin Emerging Markets Fund		3			(9)				—
SmallCap S&P 600 Index Fund		9			—				40
		$232			$(18)	$			170
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2045 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.40%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.40%
Bond Market Index Fund (a)	29,549	$337
Diversified International Fund (a)	57,040	647
Diversified Real Asset Fund (a)	7,691	86
Global Real Estate Securities Fund (a)	17,820	175
High Yield Fund I (a)	7,096	69
International Emerging Markets Fund (a)	2,043	44
International Small Company Fund (a)	10,165	101
LargeCap S&P 500 Index Fund (a)	93,440	1,430
MidCap S&P 400 Index Fund (a)	20,555	404
Origin Emerging Markets Fund (a)	5,042	44
SmallCap S&P 600 Index Fund (a)	6,775	163
		$3,500
TOTAL INVESTMENT COMPANIES		$3,500
Total Investments		$3,500
Other Assets and Liabilities - (0.40)%		$(14)
TOTAL NET ASSETS - 100.00%		$3,486

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.28%
International Equity Funds	29.02%
Fixed Income Funds	11.64%
Specialty Funds	2.46%
Other Assets and Liabilities	(0.40)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	16,126	$178	14,402	$159	979		$11	29,549	$326
Diversified International Fund	27,271	325	31,549	346	1,780		20	57,040	651
Diversified Real Asset Fund	5,859	68	4,399	47	2,567		29	7,691	87
Global Real Estate Securities Fund	10,380	97	8,825	79	1,385		12	17,820	164
High Yield Fund I	3,983	39	3,510	33	397		4	7,096	68
International Emerging Markets Fund	2,119	46	1,424	28	1,500		29	2,043	44
International Small Company Fund	4,870	47	5,658	54	363		3	10,165	98
LargeCap S&P 500 Index Fund	54,998	815	45,417	651	6,975		101	93,440	1,365
MidCap S&P 400 Index Fund	9,040	182	12,146	219	631		11	20,555	390
Origin Emerging Markets Fund	5,141	46	3,489	28	3,588		28	5,042	45
SmallCap S&P 600 Index Fund	3,657	90	3,496	77	378		8	6,775	159
		$1,933		$1,721			$256		$3,397

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$4			$—	$			—
Diversified International Fund		5			—				—
Diversified Real Asset Fund		1			1				—
Global Real Estate Securities Fund		3			—				2
High Yield Fund I		2			—				—
International Emerging Markets Fund		—			(1)				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		16			—				7
MidCap S&P 400 Index Fund		3			—				12
Origin Emerging Markets Fund		—			(1)				—
SmallCap S&P 600 Index Fund		1			—				6
		$36			$(1)	$			27
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2050 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.14%
Bond Market Index Fund (a)	57,835	$660
Diversified International Fund (a)	164,300	1,865
Diversified Real Asset Fund (a)	21,368	238
Global Real Estate Securities Fund (a)	50,534	496
High Yield Fund I (a)	19,727	191
International Emerging Markets Fund (a)	5,940	129
International Small Company Fund (a)	29,188	290
LargeCap S&P 500 Index Fund (a)	268,879	4,114
MidCap S&P 400 Index Fund (a)	59,276	1,165
Origin Emerging Markets Fund (a)	14,665	128
SmallCap S&P 600 Index Fund (a)	19,506	469
		$9,745
TOTAL INVESTMENT COMPANIES		$9,745
Total Investments		$9,745
Other Assets and Liabilities - (0.14)%		$(13)
TOTAL NET ASSETS - 100.00%		$9,732

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.07%
International Equity Funds	29.88%
Fixed Income Funds	8.75%
Specialty Funds	2.44%
Other Assets and Liabilities	(0.14)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	44,407	$492	16,560	$182	3,132		$34	57,835	$640
Diversified International Fund	109,978	1,276	62,925	686	8,603		95	164,300	1,867
Diversified Real Asset Fund	20,361	227	6,110	64	5,103		55	21,368	235
Global Real Estate Securities Fund	40,634	379	13,985	124	4,085		37	50,534	466
High Yield Fund I	15,665	152	5,542	51	1,480		14	19,727	189
International Emerging Markets Fund	8,855	189	2,400	47	5,315		104	5,940	127
International Small Company Fund	24,607	241	7,744	73	3,163		31	29,188	283
LargeCap S&P 500 Index Fund	224,278	3,319	72,783	1,027	28,182		404	268,879	3,942
MidCap S&P 400 Index Fund	37,647	738	24,732	440	3,103		56	59,276	1,122
Origin Emerging Markets Fund	21,455	189	5,895	47	12,685		101	14,665	130
SmallCap S&P 600 Index Fund	15,205	368	6,205	134	1,904		43	19,506	459
		$7,570		$2,875			$974		$9,460

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$10			$—	$			—
Diversified International Fund		19			—				—
Diversified Real Asset Fund		2			(1)				—
Global Real Estate Securities Fund		9			—				7
High Yield Fund I		7			—				—
International Emerging Markets Fund		2			(5)				—
International Small Company Fund		3			—				—
LargeCap S&P 500 Index Fund		61			—				27
MidCap S&P 400 Index Fund		10			—				45
Origin Emerging Markets Fund		2			(5)				—
SmallCap S&P 600 Index Fund		5			—				24
		$130			$(11)	$			103
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime Hybrid 2055 Fund
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 99.44%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.44%
Bond Market Index Fund (a)	4,243	$49
Diversified International Fund (a)	17,741	201
Diversified Real Asset Fund (a)	2,248	25
Global Real Estate Securities Fund (a)	5,319	52
High Yield Fund I (a)	2,076	20
International Emerging Markets Fund (a)	644	14
International Small Company Fund (a)	3,136	31
LargeCap S&P 500 Index Fund (a)	29,003	444
MidCap S&P 400 Index Fund (a)	6,375	125
Origin Emerging Markets Fund (a)	1,590	14
SmallCap S&P 600 Index Fund (a)	2,109	51
		$1,026
TOTAL INVESTMENT COMPANIES		$1,026
Total Investments		$1,026
Other Assets and Liabilities - 0.56%		$6
TOTAL NET ASSETS - 100.00%		$1,032

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.08%
International Equity Funds	30.30%
Fixed Income Funds	6.64%
Specialty Funds	2.42%
Other Assets and Liabilities	0.56%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales		July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	1,496	$17	3,029	$34	282		$4	4,243	$47
Diversified International Fund	5,267	63	13,562	148	1,088		12	17,741	199
Diversified Real Asset Fund	793	9	1,612	17	157		1	2,248	25
Global Real Estate Securities Fund	1,974	18	3,818	35	473		4	5,319	49
High Yield Fund I	755	7	1,500	14	179		1	2,076	20
International Emerging Markets Fund	435	10	597	12	388		8	644	14
International Small Company Fund	1,148	11	2,287	22	299		3	3,136	30
LargeCap S&P 500 Index Fund	11,203	165	20,837	300	3,037		46	29,003	419
MidCap S&P 400 Index Fund	1,922	39	4,846	88	393		8	6,375	119
Origin Emerging Markets Fund	1,033	9	1,456	12	899		7	1,590	14
SmallCap S&P 600 Index Fund	748	18	1,552	34	191		4	2,109	48
		$366		$716			$98		$984

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		1			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		1			—				—
High Yield Fund I		1			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		3			—				2
MidCap S&P 400 Index Fund		1			—				2
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				1
		$7			$—	$			5
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 98.52%	Shares Held	Value
Principal Funds, Inc. Institutional Class - 98.52%
Bond Market Index Fund (a)	1,482	$16,909
Diversified International Fund (a)	6,797	77,147
Diversified Real Asset Fund (a)	857	9,536
Global Real Estate Securities Fund (a)	2,031	19,919
High Yield Fund I (a)	792	7,682
International Emerging Markets Fund (a)	248	5,385
International Small Company Fund (a)	1,190	11,818
LargeCap S&P 500 Index Fund (a)	11,130	170,284
MidCap S&P 400 Index Fund (a)	2,450	48,169
Origin Emerging Markets Fund (a)	611	5,343
SmallCap S&P 600 Index Fund (a)	808	19,447
		$391,639
TOTAL INVESTMENT COMPANIES		$391,639
Total Investments		$391,639
Other Assets and Liabilities - 1.48%		$5,880
TOTAL NET ASSETS - 100.00%		$397,519

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.85%
International Equity Funds	30.09%
Fixed Income Funds	6.18%
Specialty Funds	2.40%
Other Assets and Liabilities	1.48%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	566	$6,279	1,014	$11,163	98	$1,101	1,482	$16,341
Diversified International Fund	2,038	23,460	5,073	55,303	314	3,519	6,797	75,243
Diversified Real Asset Fund	313	3,494	591	6,162	47	507	857	9,149
Global Real Estate Securities Fund	752	6,926	1,413	12,608	134	1,243	2,031	18,300
High Yield Fund I	289	2,805	556	5,137	53	506	792	7,436
International Emerging Markets Fund	170	3,618	230	4,516	152	2,989	248	5,118
International Small Company Fund	474	4,627	844	7,958	128	1,231	1,190	11,353
LargeCap S&P 500 Index Fund	4,291	62,747	7,734	109,767	895	13,126	11,130	159,445
MidCap S&P 400 Index Fund	752	14,639	1,811	32,130	113	2,144	2,450	44,625
Origin Emerging Markets Fund	403	3,556	560	4,466	352	2,820	611	5,185
SmallCap S&P 600 Index Fund	291	6,985	582	12,547	65	1,466	808	18,066
		$139,136		$261,757		$30,652		$370,261

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$125			$—			$8
Diversified International Fund		368			(1)			—
Diversified Real Asset Fund		35			—			—
Global Real Estate Securities Fund		225			9			127
High Yield Fund I		235			—			—
International Emerging Markets Fund		33			(27)			—
International Small Company Fund		61			(1)			—
LargeCap S&P 500 Index Fund		1,198			57			522
MidCap S&P 400 Index Fund		212			—			915
Origin Emerging Markets Fund		32			(17)			—
SmallCap S&P 600 Index Fund		104			—			479
		$2,628			$20			$2,051
Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.36%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.36%
Bond Market Index Fund (a)	146,553	$1,672
Diversified International Fund (a)	18,851	214
Global Diversified Income Fund (a)	28,544	390
Inflation Protection Fund (a)	55,465	484
International Small Company Fund (a)	3,289	33
LargeCap S&P 500 Index Fund (a)	27,740	424
MidCap S&P 400 Index Fund (a)	6,092	120
Short-Term Income Fund (a)	55,282	677
SmallCap S&P 600 Index Fund (a)	1,981	48
		$4,062
TOTAL INVESTMENT COMPANIES		$4,062
Total Investments		$4,062
Other Assets and Liabilities - (0.36)%		$(15)
TOTAL NET ASSETS - 100.00%		$4,047

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.00%
Domestic Equity Funds	14.63%
Specialty Funds	9.63%
International Equity Funds	6.10%
Other Assets and Liabilities	(0.36)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	97,630	$1,082	65,054	$719	16,131		$177	146,553	$1,624
Diversified International Fund	10,002	116	10,766	118	1,917		22	18,851	212
Diversified Real Asset Fund	7,570	84	1,955	20	9,525		102	—	—
Global Diversified Income Fund	19,738	268	12,007	158	3,201		42	28,544	384
Inflation Protection Fund	40,402	338	22,014	185	6,951		59	55,465	464
International Emerging Markets Fund	792	17	210	4	1,002		20	—	—
International Small Company Fund	2,236	22	1,423	14	370		4	3,289	32
LargeCap S&P 500 Index Fund	20,059	297	11,495	164	3,814		55	27,740	406
MidCap S&P 400 Index Fund	3,375	66	3,364	60	647		11	6,092	115
Origin Emerging Markets Fund	1,917	17	512	4	2,429		19	—	—
Short-Term Income Fund	39,354	479	22,090	268	6,162		75	55,282	672
SmallCap S&P 600 Index Fund	1,283	31	919	20	221		5	1,981	46
		$2,817		$1,734			$591		$3,955

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$21			$—	$			1
Diversified International Fund		2			—				—
Diversified Real Asset Fund		1			(2)				—
Global Diversified Income Fund		14			—				—
Inflation Protection Fund		3			—				—
International Emerging Markets Fund		—			(1)				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		5			—				3
MidCap S&P 400 Index Fund		1			—				4
Origin Emerging Markets Fund		—			(2)				—
Short-Term Income Fund		8			—				—
SmallCap S&P 600 Index Fund		1			—				2
		$56			$(5)	$			10
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	744,614	$12,547
Bond Market Index Fund (a)	6,631,787	75,669
Core Plus Bond Fund (a)	15,178,427	169,239
Diversified International Fund (a)	1,710,174	19,411
Equity Income Fund (a)	854,328	23,221
Global Diversified Income Fund (a)	4,924,713	67,272
Global Multi-Strategy Fund (a)	4,262,592	46,121
Global Opportunities Fund (a)	1,142,651	13,323
Inflation Protection Fund (a)	9,405,031	82,106
LargeCap Growth Fund I (a)	963,777	11,739
LargeCap S&P 500 Index Fund (a)	1,274,195	19,495
MidCap Fund (a)	774,036	17,679
Overseas Fund (a)	1,984,962	18,381
Short-Term Income Fund (a)	9,614,627	117,779
SmallCap Growth Fund I (a),(b)	359,459	4,137
SmallCap Value Fund II (a)	369,234	4,449
		$702,568
TOTAL INVESTMENT COMPANIES		$702,568
Total Investments		$702,568
Other Assets and Liabilities - (0.01)%		$(44)
TOTAL NET ASSETS - 100.00%		$702,524

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		63.31%
Specialty Funds		16.14%
Domestic Equity Funds		13.28%
International Equity Funds		7.28%
Other Assets and Liabilities		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	707,807	$11,163	126,947	$1,920	90,140	$1,420	744,614	$11,668
Bond Market Index Fund	6,094,487	67,951	1,610,321	17,775	1,073,021	11,882	6,631,787	73,811
Core Plus Bond Fund	17,567,841	191,117	1,166,650	12,664	3,556,064	38,350	15,178,427	165,416
Diversified International Fund	1,293,787	16,118	606,147	6,508	189,760	2,094	1,710,174	20,610
Diversified Real Asset Fund	1,828,644	18,939	55,371	565	1,884,015	19,713	—	—
Equity Income Fund	1,051,542	19,830	69,213	1,764	266,427	6,840	854,328	16,097
Global Diversified Income Fund	5,024,571	59,147	509,941	6,713	609,799	8,048	4,924,713	57,853
Global Multi-Strategy Fund	2,649,468	27,817	2,048,461	21,683	435,337	4,644	4,262,592	44,856
Global Opportunities Fund	566,428	6,126	687,305	7,817	111,082	1,265	1,142,651	12,682
Inflation Protection Fund	9,964,504	86,021	649,418	5,465	1,208,891	10,167	9,405,031	81,324
International Emerging Markets Fund	177,231	4,273	5,588	107	182,819	3,528	—	—
LargeCap Growth Fund I	989,595	7,293	178,632	2,114	204,450	2,420	963,777	7,084
LargeCap S&P 500 Index Fund	1,144,458	10,962	366,549	5,048	236,812	3,416	1,274,195	12,810
MidCap Fund	728,911	10,674	138,606	2,906	93,481	1,989	774,036	11,705
Origin Emerging Markets Fund	319,226	3,217	11,955	93	331,181	2,604	—	—
Overseas Fund	1,493,099	13,814	720,076	6,455	228,213	2,116	1,984,962	18,155
Short-Term Income Fund	10,093,644	121,537	706,082	8,587	1,185,099	14,403	9,614,627	115,718
SmallCap Growth Fund I	436,335	3,827	59,252	640	136,128	1,445	359,459	2,945
SmallCap Value Fund II	427,404	3,481	69,223	770	127,393	1,446	369,234	2,851
		$683,307		$109,594		$137,790		$655,585

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$54			$5			$207
Bond Market Index Fund		1,274			(33)			82
Core Plus Bond Fund		3,290			(15)			—
Diversified International Fund		215			78			—
Diversified Real Asset Fund		186			209			—
Equity Income Fund		447			1,343			—
Global Diversified Income Fund		2,915			41			—
Global Multi-Strategy Fund		257			—			580
Global Opportunities Fund		87			4			56
Inflation Protection Fund		667			5			—
International Emerging Markets Fund		31			(852)			—
LargeCap Growth Fund I		8			97			1,447
LargeCap S&P 500 Index Fund		300			216			131
MidCap Fund		20			114			924
Origin Emerging Markets Fund		23			(706)			—
Overseas Fund		275			2			283
Short-Term Income Fund		1,790			(3)			—
SmallCap Growth Fund I		—			(77)			434
SmallCap Value Fund II		100			46			463
		$11,939			$474			$4,607
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Real Estate Securities Fund July 31, 2016 (unaudited)

COMMON STOCKS - 96.87%	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Lodging - 0.88%				Sector	Percent
Hilton Worldwide Holdings Inc	1,206,916	$27,988		Financial	94.86%
				Investment Companies	3.38%
Real Estate - 0.68%				Technology	1.13%
CBRE Group Inc (a)	765,820	21,788		Consumer, Cyclical	0.88%
				Other Assets and Liabilities	(0.25)%
REITS - 94.18%				TOTAL NET ASSETS	100.00%
Alexandria Real Estate Equities Inc	645,635	72,505
American Campus Communities Inc	780,838	42,220
American Tower Corp	418,435	48,442
Apartment Investment & Management Co	1,539,790	70,784
AvalonBay Communities Inc	750,060	139,249
Boston Properties Inc	932,139	132,485
Colony Starwood Homes	642,210	21,039
Crown Castle International Corp	431,580	41,876
CubeSmart	1,741,360	51,736
DDR Corp	1,530,488	30,212
Duke Realty Corp	2,827,890	81,415
Education Realty Trust Inc	856,090	41,212
EPR Properties	716,499	60,200
Equinix Inc	439,425	163,849
Equity One Inc	1,851,849	61,611
Equity Residential	1,741,340	118,394
Essex Property Trust Inc	594,305	138,996
Extra Space Storage Inc	821,116	70,632
Federal Realty Investment Trust	181,868	30,863
First Industrial Realty Trust Inc	950,081	27,999
General Growth Properties Inc	3,424,548	109,414
Kilroy Realty Corp	448,448	32,831
Pebblebrook Hotel Trust	918,394	27,230
Physicians Realty Trust	2,106,910	45,762
Prologis Inc	2,687,012	146,415
Public Storage	377,017	90,077
Regency Centers Corp	460,680	39,126
Saul Centers Inc	369,833	24,842
Senior Housing Properties Trust	1,964,920	43,641
Simon Property Group Inc	1,612,830	366,177
SL Green Realty Corp	890,734	104,946
Spirit Realty Capital Inc	4,855,982	66,381
STAG Industrial Inc	912,637	23,163
STORE Capital Corp	2,399,574	74,843
Sun Communities Inc	724,763	57,365
Sunstone Hotel Investors Inc	3,446,946	45,844
Tanger Factory Outlet Centers Inc	395,334	16,501
Terreno Realty Corp	461,930	12,865
Ventas Inc	326,129	24,838
Vornado Realty Trust	331,452	35,598
Welltower Inc	2,088,481	165,679
		$2,999,257
Software - 1.13%
InterXion Holding NV (a)	951,517	36,043

TOTAL COMMON STOCKS		$3,085,076
INVESTMENT COMPANIES - 3.38%	Shares Held	Value(000	's)
Money Market Funds - 3.38%
BlackRock Liquidity Funds FedFund Portfolio	107,540,738	107,541

TOTAL INVESTMENT COMPANIES		$107,541
Total Investments		$3,192,617
Other Assets and Liabilities - (0.25)%		$(7,985)
TOTAL NET ASSETS - 100.00%		$3,184,632

(a) Non-Income Producing Security

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value(000	's)
Money Market Funds - 0.01%
Cash Account Trust - Government & Agency	482,464	$482
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 1.00%
Principal EDGE Active Income ETF (a)	1,219,300	48,943

Principal Funds, Inc. Institutional Class - 99.05%
Blue Chip Fund (a)	13,873,961	233,776
Diversified International Fund (a)	47,822,935	542,790
EDGE MidCap Fund (a)	8,518,330	103,668
Equity Income Fund (a)	19,587,453	532,387
Global Diversified Income Fund (a)	7,067,287	96,539
Global Multi-Strategy Fund (a)	32,906,886	356,052
Global Real Estate Securities Fund (a)	13,572,339	133,145
Government & High Quality Bond Fund (a)	22,559,742	246,804
High Yield Fund (a)	13,906,917	98,600
Income Fund (a)	63,181,740	615,390
Inflation Protection Fund (a)	9,941,353	86,788
International Emerging Markets Fund (a)	5,613,023	122,083
International Small Company Fund (a)	5,315,075	52,779
LargeCap Growth Fund (a)	26,574,202	270,260
LargeCap Value Fund (a)	26,816,560	316,435
MidCap Fund (a)	13,318,847	304,202
Preferred Securities Fund (a)	9,456,801	96,838
Principal Capital Appreciation Fund (a)	2,866,893	172,243
Real Estate Debt Income Fund (a)	4,940,925	48,965
Short-Term Income Fund (a)	15,310,333	187,552
Small-MidCap Dividend Income Fund (a)	14,512,363	213,187
		$4,830,483
TOTAL INVESTMENT COMPANIES		$4,879,908
Total Investments		$4,879,908
Other Assets and Liabilities - (0.06)%		$(3,041)
TOTAL NET ASSETS - 100.00%		$4,876,867

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.01%
Fixed Income Funds	29.32%
International Equity Funds	17.44%
Specialty Funds	9.28%
Investment Companies	0.01%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	14,009,512	$195,994	457,115	$7,064	592,666	$9,383	13,873,961	$193,729
Diversified International Fund	36,812,849	371,867	11,439,876	129,405	429,790	4,770	47,822,935	496,037
EDGE MidCap Fund	6,304,643	63,066	2,253,324	25,607	39,637	477	8,518,330	88,201
Equity Income Fund	20,151,026	300,512	528,637	13,448	1,092,210	28,165	19,587,453	290,391
Global Diversified Income Fund	7,163,129	97,283	380,265	5,000	476,107	6,272	7,067,287	95,561
Global Multi-Strategy Fund	33,503,805	358,983	1,204,257	12,851	1,801,176	19,148	32,906,886	351,679
Global Real Estate Securities Fund	10,803,107	94,563	3,240,703	29,551	471,471	4,320	13,572,339	119,564
Government & High Quality Bond	33,048,958	348,336	1,010,985	11,032	11,500,201	125,606	22,559,742	236,417
Fund
High Yield Fund	16,952,486	121,471	1,018,765	6,928	4,064,334	28,270	13,906,917	97,912
Income Fund	72,978,319	677,247	2,385,966	22,548	12,182,545	116,046	63,181,740	580,935
Inflation Protection Fund	10,237,466	87,583	193,892	1,612	490,005	4,115	9,941,353	84,976
International Emerging Markets Fund	4,083,751	87,721	1,607,100	31,473	77,828	1,667	5,613,023	117,340
International Small Company Fund	—	—	5,315,075	52,291	—	—	5,315,075	52,291
LargeCap Growth Fund	39,587,854	291,474	4,713,443	48,305	17,727,095	173,023	26,574,202	155,304
LargeCap Value Fund	22,475,681	245,132	5,432,385	61,668	1,091,506	12,688	26,816,560	292,873
MidCap Fund	13,257,768	214,378	923,123	19,210	862,044	18,139	13,318,847	214,193
MidCap Value Fund I	6,350,977	93,353	758,834	9,442	7,109,811	91,817	—	—
Preferred Securities Fund	2,010,544	12,806	7,563,248	76,600	116,991	1,171	9,456,801	88,205
Principal Capital Appreciation Fund	2,776,322	76,624	194,147	11,014	103,576	5,929	2,866,893	81,667
Principal EDGE Active Income ETF	—	—	1,219,300	47,211	—	—	1,219,300	47,211
Real Estate Debt Income Fund	—	—	4,940,925	47,726	—	—	4,940,925	47,726
Short-Term Income Fund	17,735,949	212,984	327,869	3,985	2,753,485	33,523	15,310,333	183,277
SmallCap Growth Fund I	346,424	3,508	31,835	349	378,259	4,062	—	—
SmallCap Value Fund II	2,628,505	26,299	315,777	3,511	2,944,282	33,849	—	—
Small-MidCap Dividend Income Fund	10,912,791	122,666	3,745,984	51,725	146,412	2,000	14,512,363	172,325
		$4,103,850		$729,556		$724,440		$4,087,814

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,076			$54			$4,149
Diversified International Fund		6,249			(465)			—
EDGE MidCap Fund		258			5			—
Equity Income Fund		9,365			4,596			—
Global Diversified Income Fund		4,216			(450)			—
Global Multi-Strategy Fund		3,303			(1,007)			7,448
Global Real Estate Securities Fund		2,191			(230)			1,729
Government & High Quality Bond Fund		9,453			2,655			—
High Yield Fund		5,708			(2,217)			—
Income Fund		19,023			(2,814)			—
Inflation Protection Fund		700			(104)			—
International Emerging Markets Fund		744			(187)			—
International Small Company Fund		—			—			—
LargeCap Growth Fund		1,215			(11,452)			42,399
LargeCap Value Fund		6,966			(1,239)			18,640
MidCap Fund		373			(1,256)			17,139
MidCap Value Fund I		2,737			(10,978)			6,169
Preferred Securities Fund		1,333			(30)			177
Principal Capital Appreciation Fund		2,522			(42)			6,540
Principal EDGE Active Income ETF		92			—			—
Real Estate Debt Income Fund		286			—			—
Short-Term Income Fund		3,103			(169)			—
SmallCap Growth Fund I		—			205			349
SmallCap Value Fund II		623			4,039			2,888
Small-MidCap Dividend Income Fund		3,271			(66)			2,802
		$84,807			$(21,152)		$110,429
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value(000	's)
Money Market Funds - 0.03%
Cash Account Trust - Government & Agency	477,502	$478
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.34%
Principal EDGE Active Income ETF (a)	1,029,700	41,332

Principal Funds, Inc. Institutional Class - 97.68%
Blue Chip Fund (a)	2,146,080	36,161
Diversified International Fund (a)	12,291,281	139,506
EDGE MidCap Fund (a)	2,595,996	31,593
Equity Income Fund (a)	4,532,966	123,206
Global Diversified Income Fund (a)	4,239,169	57,907
Global Multi-Strategy Fund (a)	8,309,508	89,909
Global Real Estate Securities Fund (a)	3,818,720	37,462
Government & High Quality Bond Fund (a)	16,166,072	176,857
High Yield Fund (a)	12,110,955	85,867
Income Fund (a)	36,723,017	357,682
Inflation Protection Fund (a)	4,906,977	42,838
International Emerging Markets Fund (a)	1,386,875	30,164
International Small Company Fund (a)	1,208,659	12,002
LargeCap Growth Fund (a)	7,862,314	79,960
LargeCap Value Fund (a)	8,481,755	100,085
MidCap Fund (a)	2,537,254	57,951
Preferred Securities Fund (a)	2,515,254	25,756
Principal Capital Appreciation Fund (a)	776,339	46,642
Real Estate Debt Income Fund (a)	1,772,752	17,568
Short-Term Income Fund (a)	9,455,802	115,834
Small-MidCap Dividend Income Fund (a)	3,724,577	54,714
		$1,719,664
TOTAL INVESTMENT COMPANIES		$1,761,474
Total Investments		$1,761,474
Other Assets and Liabilities - (0.05)%		$(935)
TOTAL NET ASSETS - 100.00%		$1,760,539

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.06%
Domestic Equity Funds	30.12%
International Equity Funds	12.44%
Specialty Funds	8.40%
Investment Companies	0.03%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,942,144	$40,516	221,439	$3,341	1,017,503	$16,257	2,146,080	$27,884
Core Plus Bond Fund	2,969,703	32,558	89,892	968	3,059,595	33,537	—	—
Diversified International Fund	8,606,876	86,541	3,756,571	41,909	72,166	813	12,291,281	127,572
EDGE MidCap Fund	1,477,312	14,789	1,118,684	12,508	—	—	2,595,996	27,297
Equity Income Fund	4,329,157	66,382	355,315	8,746	151,506	3,893	4,532,966	71,240
Global Diversified Income Fund	4,050,773	55,561	499,765	6,495	311,369	4,141	4,239,169	57,554
Global Multi-Strategy Fund	8,032,405	86,140	492,484	5,260	215,381	2,280	8,309,508	88,989
Global Real Estate Securities Fund	2,581,450	21,873	1,319,462	12,095	82,192	761	3,818,720	33,187
Government & High Quality Bond	19,080,448	204,882	1,124,851	12,274	4,039,227	44,088	16,166,072	172,910
Fund
High Yield Fund	11,468,536	84,090	1,392,696	9,391	750,277	5,194	12,110,955	87,636
Income Fund	37,589,713	353,891	2,222,265	20,937	3,088,961	29,316	36,723,017	344,517
Inflation Protection Fund	4,981,570	42,694	182,108	1,522	256,701	2,148	4,906,977	42,006
International Emerging Markets Fund	974,768	20,064	416,030	8,178	3,923	83	1,386,875	28,148
International Small Company Fund	—	—	1,208,659	11,886	—	—	1,208,659	11,886
LargeCap Growth Fund	9,946,846	81,996	1,690,126	17,009	3,774,658	36,928	7,862,314	57,311
LargeCap Value Fund	5,356,033	57,017	3,297,995	37,745	172,273	2,032	8,481,755	92,584
MidCap Fund	2,735,873	45,772	216,719	4,550	415,338	8,658	2,537,254	40,977
MidCap Value Fund I	2,190,714	32,890	302,368	3,797	2,493,082	32,179	—	—
Preferred Securities Fund	829,375	5,404	1,724,698	17,436	38,819	390	2,515,254	22,443
Principal Capital Appreciation Fund	721,736	21,250	81,147	4,526	26,544	1,518	776,339	24,373
Principal EDGE Active Income ETF	—	—	1,029,700	39,862	—	—	1,029,700	39,862
Real Estate Debt Income Fund	—	—	1,776,993	17,164	4,241	41	1,772,752	17,123
Short-Term Income Fund	10,364,304	124,461	501,869	6,094	1,410,371	17,178	9,455,802	113,269
SmallCap Growth Fund I	138,848	1,408	12,760	140	151,608	1,616	—	—
SmallCap Value Fund II	516,553	5,141	62,056	689	578,609	6,659	—	—
Small-MidCap Dividend Income Fund	2,523,492	28,444	1,219,282	16,674	18,197	252	3,724,577	44,859
		$1,513,764		$321,196		$249,962		$1,573,627

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$228			$284			$876
Core Plus Bond Fund		485			11			—
Diversified International Fund		1,472			(65)			—
EDGE MidCap Fund		61			—			—
Equity Income Fund		2,100			5			—
Global Diversified Income Fund		2,504			(361)			—
Global Multi-Strategy Fund		798			(131)			1,800
Global Real Estate Securities Fund		548			(20)			415
Government & High Quality Bond Fund		5,767			(158)			—
High Yield Fund		4,141			(651)			—
Income Fund		10,164			(995)			—
Inflation Protection Fund		341			(62)			—
International Emerging Markets Fund		179			(11)			—
International Small Company Fund		—			—			—
LargeCap Growth Fund		307			(4,766)			10,698
LargeCap Value Fund		1,658			(146)			4,430
MidCap Fund		78			(687)			3,563
MidCap Value Fund I		951			(4,508)			2,145
Preferred Securities Fund		463			(7)			73
Principal Capital Appreciation Fund		649			115			1,682
Principal EDGE Active Income ETF		78			—			—
Real Estate Debt Income Fund		103			—			—
Short-Term Income Fund		1,861			(108)			—
SmallCap Growth Fund I		—			68			140
SmallCap Value Fund II		122			829			568
Small-MidCap Dividend Income Fund		790			(7)			651
		$35,848			$(11,371)			$27,041
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Conservative Growth Portfolio
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held	Value(000	's)
Money Market Funds - 0.00%
Cash Account Trust - Government & Agency	1,000	$1
Portfolio - Government Cash Managed

Principal Funds, Inc. Class R-6 - 2.76%
Multi-Manager Equity Long/Short Fund (a),(b)	8,609,170	86,178

Principal Funds, Inc. Institutional Class - 97.34%
Blue Chip Fund (a)	11,097,020	186,985
Diversified International Fund (a)	41,280,826	468,537
Diversified Real Asset Fund (a)	6,748,781	75,114
EDGE MidCap Fund (a)	6,717,850	81,756
Equity Income Fund (a)	12,965,473	352,402
Global Multi-Strategy Fund (a)	7,842,925	84,860
Global Real Estate Securities Fund (a)	6,836,158	67,063
Government & High Quality Bond Fund (a)	6,549,428	71,651
High Yield Fund (a)	6,496,135	46,058
Income Fund (a)	16,494,585	160,657
International Small Company Fund (a)	4,523,488	44,918
LargeCap Growth Fund (a)	24,507,394	249,240
LargeCap Value Fund (a)	28,926,900	341,337
MidCap Fund (a)	12,001,943	274,124
Origin Emerging Markets Fund (a)	13,182,251	115,345
Preferred Securities Fund (a)	4,379,192	44,843
Principal Capital Appreciation Fund (a)	2,617,784	157,276
Short-Term Income Fund (a)	3,677,298	45,047
Small-MidCap Dividend Income Fund (a)	11,392,158	167,351
		$3,034,564
TOTAL INVESTMENT COMPANIES		$3,120,743
Total Investments		$3,120,743
Other Assets and Liabilities - (0.10)%		$(3,079)
TOTAL NET ASSETS - 100.00%		$3,117,664

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.07%
International Equity Funds	22.32%
Fixed Income Funds	11.82%
Specialty Funds	7.89%
Investment Companies	0.00%
Other Assets and Liabilities	(0.10)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	11,633,252	$161,606	300,736	$4,696	836,968	$13,187	11,097,020	$153,092
Diversified International Fund	31,070,397	320,387	11,032,989	124,384	822,560	9,075	41,280,826	434,751
Diversified Real Asset Fund	9,371,600	110,525	158,645	1,659	2,781,464	30,214	6,748,781	77,471
EDGE MidCap Fund	5,465,680	54,660	1,324,631	15,462	72,461	856	6,717,850	69,261
Equity Income Fund	13,840,481	203,372	266,117	6,847	1,141,125	29,312	12,965,473	189,488
Global Multi-Strategy Fund	28,317,124	303,779	925,657	9,874	21,399,856	228,429	7,842,925	79,895
Global Real Estate Securities Fund	8,806,142	76,456	357,892	3,233	2,327,876	21,329	6,836,158	57,604
Government & High Quality Bond	7,101,627	74,055	250,012	2,729	802,211	8,761	6,549,428	68,239
Fund
High Yield Fund	2,714,830	18,184	3,865,392	26,981	84,087	598	6,496,135	44,511
Income Fund	17,404,253	158,615	633,385	6,005	1,543,053	14,613	16,494,585	149,694
International Small Company Fund	—	—	4,523,488	44,509	—	—	4,523,488	44,509
LargeCap Growth Fund	34,300,020	260,952	3,757,100	38,703	13,549,726	132,299	24,507,394	158,155
LargeCap Value Fund	22,838,239	254,579	7,641,747	86,732	1,553,086	18,081	28,926,900	321,357
MidCap Fund	12,146,404	203,003	805,210	16,700	949,671	20,011	12,001,943	198,342
MidCap Value Fund I	5,752,349	87,153	659,625	8,187	6,411,974	82,540	—	—
Multi-Manager Equity Long/Short	—	—	8,609,170	84,845	—	—	8,609,170	84,845
Fund
Origin Emerging Markets Fund	7,214,325	70,969	6,083,682	48,391	115,756	994	13,182,251	118,209
Preferred Securities Fund	336,112	2,051	4,175,964	42,300	132,884	1,346	4,379,192	43,001
Principal Capital Appreciation Fund	2,669,715	75,525	158,082	8,993	210,013	11,948	2,617,784	73,840
Short-Term Income Fund	3,966,906	47,502	112,927	1,375	402,535	4,887	3,677,298	43,959
SmallCap Growth Fund I	522,274	5,289	47,995	527	570,269	6,125	—	—
SmallCap Value Fund II	1,264,876	12,648	151,956	1,689	1,416,832	16,284	—	—
Small-MidCap Dividend Income Fund	9,664,835	109,273	2,368,579	32,541	641,256	8,351	11,392,158	132,768
		$2,610,583		$617,362		$659,240		$2,542,991

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$887			$(23)			$3,423
Diversified International Fund		5,248			(945)			—
Diversified Real Asset Fund		975			(4,499)			—
EDGE MidCap Fund		222			(5)			—
Equity Income Fund		6,299			8,581			—
Global Multi-Strategy Fund		2,776			(5,329)			6,267
Global Real Estate Securities Fund		1,651			(756)			1,412
Government & High Quality Bond Fund		2,114			216			—
High Yield Fund		1,154			(56)			—
Income Fund		4,597			(313)			—
International Small Company Fund		—			—			—
LargeCap Growth Fund		1,049			(9,201)			36,623
LargeCap Value Fund		7,019			(1,873)			18,795
MidCap Fund		340			(1,350)			15,605
MidCap Value Fund I		2,473			(12,800)			5,577
Multi-Manager Equity Long/Short Fund		—			—			—
Origin Emerging Markets Fund		545			(157)			—
Preferred Securities Fund		447			(4)			30
Principal Capital Appreciation Fund		2,400			1,270			6,227
Short-Term Income Fund		694			(31)			—
SmallCap Growth Fund I		—			309			526
SmallCap Value Fund II		300			1,947			1,390
Small-MidCap Dividend Income Fund		2,755			(695)			2,461
		$43,945			$(25,714)			$98,336
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)
Money Market Funds - 0.02%
Cash Account Trust - Government & Agency	556,995	$557
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.58%
Principal EDGE Active Income ETF (a)	1,580,200	63,430

Principal Funds, Inc. Institutional Class - 97.43%
Diversified International Fund (a)	6,847,047	77,714
Equity Income Fund (a)	7,987,342	217,096
Global Diversified Income Fund (a)	11,735,466	160,306
Global Real Estate Securities Fund (a)	6,874,078	67,435
Government & High Quality Bond Fund (a)	22,962,695	251,212
High Yield Fund (a)	25,313,289	179,471
Income Fund (a)	77,104,101	750,994
Inflation Protection Fund (a)	11,904,403	103,925
International Emerging Markets Fund (a)	1,016,368	22,106
LargeCap Growth Fund (a)	7,719,219	78,504
LargeCap Value Fund (a)	6,356,104	75,002
Preferred Securities Fund (a)	3,789,722	38,807
Real Estate Debt Income Fund (a)	4,991,642	49,467
Short-Term Income Fund (a)	18,253,958	223,611
Small-MidCap Dividend Income Fund (a)	7,019,570	103,118
		$2,398,768
TOTAL INVESTMENT COMPANIES		$2,462,755
Total Investments		$2,462,755
Other Assets and Liabilities - (0.03)%		$(849)
TOTAL NET ASSETS - 100.00%		$2,461,906

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67.45%
Domestic Equity Funds	19.25%
International Equity Funds	6.80%
Specialty Funds	6.51%
Investment Companies	0.02%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Core Plus Bond Fund	4,612,225	$50,254	154,049	$1,660	4,766,274	$52,103	— $	—
Diversified International Fund	4,826,950	52,793	2,053,564	22,756	33,467	380	6,847,047	75,139
Equity Income Fund	8,810,375	172,107	615,158	15,674	1,438,191	37,826	7,987,342	148,834
Global Diversified Income Fund	10,814,423	149,173	1,236,210	16,316	315,167	4,112	11,735,466	160,805
Global Real Estate Securities Fund	2,476,400	19,254	4,433,231	40,758	35,553	327	6,874,078	59,678
Government & High Quality Bond	21,722,756	233,005	2,226,629	24,306	986,690	10,774	22,962,695	246,374
Fund
High Yield Fund	25,136,571	184,489	2,994,260	20,513	2,817,542	19,548	25,313,289	182,926
Income Fund	73,671,795	699,204	5,990,001	56,889	2,557,695	24,021	77,104,101	730,618
Inflation Protection Fund	11,430,283	98,236	956,175	8,051	482,055	4,010	11,904,403	102,123
International Emerging Markets Fund	1,232,779	27,294	78,832	1,582	295,243	5,757	1,016,368	21,791
LargeCap Growth Fund	8,176,250	68,734	1,628,494	16,464	2,085,525	20,234	7,719,219	62,820
LargeCap Value Fund	7,178,374	83,384	1,101,441	12,733	1,923,711	22,189	6,356,104	71,313
Preferred Securities Fund	1,134,487	6,502	2,668,639	27,019	13,404	137	3,789,722	33,384
Principal EDGE Active Income ETF	—	—	1,580,200	61,125	—	—	1,580,200	61,125
Real Estate Debt Income Fund	—	—	4,991,642	48,120	—	—	4,991,642	48,120
Short-Term Income Fund	17,646,361	211,749	1,755,446	21,378	1,147,849	13,930	18,253,958	219,023
SmallCap Growth Fund I	173,761	1,772	15,968	175	189,729	2,037	—	—
Small-MidCap Dividend Income Fund	7,685,268	87,751	700,472	9,171	1,366,170	18,969	7,019,570	78,182
		$2,145,701		$404,690		$236,354		$2,302,255

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Core Plus Bond Fund		$725			$189			$—
Diversified International Fund		832			(30)			—
Equity Income Fund		4,058			(1,121)			—
Global Diversified Income Fund		6,612			(572)			—
Global Real Estate Securities Fund		626			(7)			398
Government & High Quality Bond Fund		6,804			(163)			—
High Yield Fund		8,867			(2,528)			—
Income Fund		20,217			(1,454)			—
Inflation Protection Fund		792			(154)			—
International Emerging Markets Fund		228			(1,328)			—
LargeCap Growth Fund		253			(2,144)			8,815
LargeCap Value Fund		2,241			(2,615)			5,992
Preferred Securities Fund		650			—			99
Principal EDGE Active Income ETF		119			—			—
Real Estate Debt Income Fund		285			—			—
Short-Term Income Fund		3,228			(174)			—
SmallCap Growth Fund I		—			90			175
Small-MidCap Dividend Income Fund		2,084			229			1,981
		$58,621			$(11,782)			$17,460
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Strategic Growth Portfolio
		July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held	Value(000	's)
Money Market Funds - 0.02%
Cash Account Trust - Government & Agency	415,343	$415
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 3.96%
Principal EDGE Active Income ETF (a)	1,850,500	74,280

Principal Funds, Inc. Class R-6 - 2.12%
Multi-Manager Equity Long/Short Fund (a),(b)	3,975,929	39,799

Principal Funds, Inc. Institutional Class - 93.99%
Diversified International Fund (a)	31,982,246	362,999
EDGE MidCap Fund (a)	3,370,246	41,016
Equity Income Fund (a)	9,211,593	250,371
Global Multi-Strategy Fund (a)	3,347,684	36,222
Global Real Estate Securities Fund (a)	7,840,689	76,917
International Small Company Fund (a)	3,583,643	35,586
LargeCap Growth Fund (a)	22,655,352	230,405
LargeCap Value Fund (a)	17,287,950	203,998
Origin Emerging Markets Fund (a)	15,706,795	137,434
Principal Capital Appreciation Fund (a)	4,759,412	285,945
Real Estate Debt Income Fund (a)	1,893,792	18,767
Small-MidCap Dividend Income Fund (a)	5,818,430	85,473
		$1,765,133
TOTAL INVESTMENT COMPANIES		$1,879,627
Total Investments		$1,879,627
Other Assets and Liabilities - (0.09)%		$(1,668)
TOTAL NET ASSETS - 100.00%		$1,877,959

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.42%
International Equity Funds	32.64%
Fixed Income Funds	4.96%
Specialty Funds	4.05%
Investment Companies	0.02%
Other Assets and Liabilities	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2016 (unaudited)

	October 31,	October 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	July 31, 2016	July 31, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	30,510,698	$341,074	2,313,553	$25,539	842,005	$9,234	31,982,246	$356,358
EDGE MidCap Fund	—	—	3,419,371	39,642	49,125	583	3,370,246	39,057
Equity Income Fund	9,766,011	145,610	197,072	5,071	751,490	19,407	9,211,593	136,494
Global Multi-Strategy Fund	13,929,378	153,599	444,165	4,736	11,025,859	117,336	3,347,684	36,589
Global Real Estate Securities Fund	8,557,746	73,527	331,466	2,997	1,048,523	9,410	7,840,689	66,424
International Small Company Fund	—	—	3,583,643	35,260	—	—	3,583,643	35,260
LargeCap Growth Fund	21,388,343	145,101	2,691,991	27,547	1,424,982	14,149	22,655,352	158,292
LargeCap Value Fund	16,923,137	190,935	1,902,670	22,073	1,537,857	17,654	17,287,950	193,250
MidCap Value Fund I	8,014,819	128,848	923,904	11,468	8,938,723	115,082	—	—
Multi-Manager Equity Long/Short	—	—	3,975,929	39,181	—	—	3,975,929	39,181
Fund
Origin Emerging Markets Fund	11,493,883	113,068	4,429,156	35,256	216,244	1,853	15,706,795	146,172
Principal Capital Appreciation Fund	4,898,084	192,130	287,572	16,359	426,244	24,223	4,759,412	182,446
Principal EDGE Active Income ETF	—	—	1,850,500	72,038	—	—	1,850,500	72,038
Real Estate Debt Income Fund	—	—	1,907,247	18,312	13,455	132	1,893,792	18,182
SmallCap Growth Fund I	1,227,899	12,083	116,609	1,281	1,344,508	14,434	—	—
SmallCap Value Fund II	2,691,362	25,000	326,593	3,634	3,017,955	34,701	—	—
Small-MidCap Dividend Income Fund	5,882,535	65,583	401,059	5,267	465,164	6,121	5,818,430	64,318
		$1,586,558		$365,661		$384,319		$1,544,061

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$5,153			$(1,021)			$—
EDGE MidCap Fund		—			(2)			—
Equity Income Fund		4,489			5,220			—
Global Multi-Strategy Fund		1,363			(4,410)			3,083
Global Real Estate Securities Fund		1,621			(690)			1,365
International Small Company Fund		—			—			—
LargeCap Growth Fund		655			(207)			22,884
LargeCap Value Fund		5,211			(2,104)			13,969
MidCap Value Fund I		3,421			(25,234)			7,718
Multi-Manager Equity Long/Short Fund		—			—			—
Origin Emerging Markets Fund		866			(299)			—
Principal Capital Appreciation Fund		4,387			(1,820)			11,408
Principal EDGE Active Income ETF		139			—			—
Real Estate Debt Income Fund		110			2			—
SmallCap Growth Fund I		—			1,070			1,239
SmallCap Value Fund II		638			6,067			2,959
Small-MidCap Dividend Income Fund		1,596			(411)			1,498
		$29,649			$(23,839)			$66,123
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Short-Term Income Fund July 31, 2016 (unaudited)

INVESTMENT COMPANIES - 1.23%	Shares Held	Value(000	's)			Principal
Money Market Funds - 1.23%				BONDS (continued)		Amount (000's)	Value(000	's)
Morgan Stanley Institutional Liquidity Funds -	36,423,281	$36,423		Automobile Asset Backed Securities (continued)
Government Portfolio				CPS Auto Receivables Trust 2013-
				C (continued)
TOTAL INVESTMENT COMPANIES		$36,423		4.30%, 08/15/2019(a)		$6,250	$6,352
	Principal			CPS Auto Receivables Trust 2013-D
BONDS- 99.16%	Amount (000's)	Value(000	's)	1.54%, 07/16/2018(a),(b)		934	935
				3.97%, 11/15/2019(a),(b)		1,000	1,000
Aerospace & Defense - 0.63%
				CPS Auto Receivables Trust 2014-B
Lockheed Martin Corp				1.11%, 11/15/2018(a)		1,265	1,262
1.85%, 11/23/2018	$6,500	$6,604
2.50%, 11/23/2020	6,500	6,747		CPS Auto Receivables Trust 2014-C
Rolls-Royce PLC				1.31%, 02/15/2019(a),(b)		4,369	4,364
2.38%, 10/14/2020 (a)	5,000	5,127		3.77%, 08/17/2020(a)		4,330	4,261
		$18,478		CPS Auto Receivables Trust 2014-D
				1.49%, 04/15/2019(a)		3,307	3,305
Agriculture - 0.87%
				CPS Auto Receivables Trust 2015-C
Cargill Inc				1.77%, 06/17/2019(a)		8,799	8,808
6.00%, 11/27/2017(a)	24,153	25,678
				CPS Auto Receivables Trust 2016-B
				2.07%, 11/15/2019(a)		5,075	5,092
Airlines - 0.77%
				CPSAuto Receivables Trust 2016-C
Delta Air Lines 2009-1 Class A Pass Through				1.62%, 01/15/2020(a)		13,000	12,958
Trust
7.75%, 06/17/2021	12,524	14,278		CPS Auto Trust
				1.48%, 03/16/2020(a)		1,907	1,902
UAL 2009-1 Pass Through Trust
10.40%, 05/01/2018	984	1,000		Ford Credit Auto Owner Trust 2015-REV2
				2.44%, 01/15/2027(a),(b)		12,327	12,672
UAL 2009-2A Pass Through Trust
9.75%, 01/15/2017	7,204	7,420		Ford Credit Auto Owner Trust 2016-REV2
				2.03%, 12/15/2027(a)		14,000	14,121
		$22,698
Automobile Asset Backed Securities - 11.32%				Ford Credit Auto Owner Trust/Ford Credit
				2014-RE	V1
AmeriCredit Automobile Receivables 2015-4				2.26%, 11/15/2025(a),(b)		11,327	11,545
1.26%, 04/08/2019	6,533	6,535		Santander Drive Auto Receivables Trust 2013-
AmeriCredit Automobile Receivables 2016-1				1
1.52%, 06/10/2019	8,500	8,512		1.76%, 01/15/2019		11,048	11,069
AmeriCredit Automobile Receivables Trust				Santander Drive Auto Receivables Trust 2013-
2013-1				3
1.57%, 01/08/2019	5,672	5,678		2.42%, 04/15/2019		2,300	2,315
AmeriCredit Automobile Receivables Trust
2013-5				Santander Drive Auto Receivables Trust 2013-
2.86%, 12/09/2019(b)	14,920	15,156		5
				1.55%, 10/15/2018		1,833	1,834
AmeriCredit Automobile Receivables Trust				2.25%, 06/17/2019(b)		2,840	2,854
2014-1				2.73%, 10/15/2019(b)		5,860	5,947
0.90%, 02/08/2019	1,862	1,862
2.15%, 03/09/2020(b)	2,400	2,416		Santander Drive Auto Receivables Trust 2014-
2.54%, 06/08/2020(b)	10,500	10,600		1
				1.59%, 10/15/2018		1,203	1,203
AmeriCredit Automobile Receivables Trust				2.36%, 04/15/2020		13,890	13,978
2014-2
2.57%, 07/08/2020(b)	9,400	9,476		2.91%, 04/15/2020		3,500	3,552

AmeriCredit Automobile Receivables Trust
2014-3				Santander Drive Auto Receivables Trust 2014-2
2.58%, 09/08/2020(b)	3,200	3,246		1.62%, 02/15/2019		3,650	3,654
				2.76%, 02/18/2020(b)		3,600	3,665
AmeriCredit Automobile Receivables Trust				Santander Drive Auto Receivables Trust 2014-
2015-1				3
0.77%, 04/09/2018	254	254		2.13%, 08/17/2020(b)		9,727	9,799
AmeriCredit Automobile Receivables Trust				2.65%, 08/17/2020		2,770	2,800
2015-2
0.83%, 09/10/2018(b)	3,419	3,418		Santander Drive Auto Receivables Trust 2014-
				5
Capital Auto Receivables Asset Trust 2013-1				2.46%, 06/15/2020		3,750	3,778
1.29%, 04/20/2018	5,278	5,279		Westlake Automobile Receivables Trust 2015-
1.74%, 10/22/2018	8,000	8,013		1
Capital Auto Receivables Asset Trust 2013-3				1.17%, 03/15/2018(a),(b)		1,886	1,885
2.32%, 07/20/2018	5,500	5,523		Westlake Automobile Receivables Trust 2015-
Capital Auto Receivables Asset Trust 2014-1				2
2.22%, 01/22/2019	7,500	7,551		1.28%, 07/16/2018(a),(b)		6,020	6,020
2.84%, 04/22/2019	8,600	8,712		Westlake Automobile Receivables Trust 2015-
Capital Auto Receivables Asset Trust 2014-2				3
2.03%, 12/20/2018	9,250	9,284		1.42%, 05/17/2021(a),(b)		13,009	13,015
2.41%, 05/20/2019	1,950	1,967
Capital Auto Receivables Asset Trust 2016-2				Westlake Automobile Receivables Trust 2016-
1.32%, 01/22/2019(b)	11,750	11,748		1
				1.82%, 01/15/2019(a)		9,308	9,323
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020(a),(b)	5,879	5,830		Westlake Automobile Receivables Trust 2016-
				2
CPS Auto Receivables Trust 2013-B				1.57%, 06/17/2019(a)		14,000	13,995
1.82%, 09/15/2020(a),(b)	3,591	3,575
CPS Auto Receivables Trust 2013-C							$334,639
1.64%, 04/16/2018(a)	741	741

See accompanying notes

Schedule of Investments Short-Term Income Fund July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Automobile Floor Plan Asset Backed Securities - 0.72%				Banks (continued)
CNH Wholesale Master Note Trust				SunTrust Bank/Atlanta GA
1.08%, 08/15/2019(a),(b)	$9,159	$9,160		7.25%, 03/15/2018	$13,939	$15,146
Volkswagen Credit Auto Master Trust				SunTrust Banks Inc
0.83%, 07/22/2019(a),(b)	12,327	12,236		2.90%, 03/03/2021	12,500	13,045
		$21,396		US Bank NA/Cincinnati OH
Automobile Manufacturers - 2.08%				1.22%, 10/28/2019(b)	14,209	14,222
Daimler Finance North America LLC				Wells Fargo & Co
1.11%, 03/02/2018(a),(b)	9,495	9,451		2.60%, 07/22/2020	14,327	14,829
1.38%, 08/01/2017(a)	6,664	6,658		Wells Fargo Bank NA
Ford Motor Credit Co LLC				1.65%, 01/22/2018	14,250	14,356
2.02%, 05/03/2019	9,600	9,683		6.00%, 11/15/2017	8,500	9,011
PACCAR Financial Corp						$529,088
1.45%, 03/09/2018	6,664	6,711		Beverages - 1.42%
2.20%, 09/15/2019	9,327	9,552		Anheuser-Busch InBev Finance Inc
Toyota Motor Credit Corp				2.15%, 02/01/2019	14,414	14,738
1.20%, 04/06/2018	9,600	9,635		PepsiCo Inc
2.10%, 01/17/2019	9,600	9,816		1.00%, 10/13/2017	4,750	4,760
		$61,506		2.15%, 10/14/2020	9,500	9,791
Banks- 17.91%				SABMiller Holdings Inc
Bank of America Corp				1.33%, 08/01/2018(a),(b)	4,500	4,497
2.11%, 04/19/2021(b)	9,250	9,373		2.45%, 01/15/2017(a)	8,000	8,056
2.60%, 01/15/2019	12,000	12,281				$41,842
2.63%, 10/19/2020	15,750	16,099		Biotechnology - 1.46%
Bank of America NA				Amgen Inc
0.95%, 06/15/2017(b)	7,750	7,727		1.25%, 05/22/2017	9,000	9,012
5.30%, 03/15/2017	33,524	34,378		2.20%, 05/22/2019	9,327	9,577
Bank of New York Mellon Corp/The				Biogen Inc
2.05%, 05/03/2021	6,500	6,606		2.90%, 09/15/2020	14,000	14,644
2.20%, 05/15/2019	11,327	11,606		Gilead Sciences Inc
2.50%, 04/15/2021	5,700	5,905		1.85%, 09/04/2018	4,750	4,823
BB&T Corp				2.55%, 09/01/2020	4,750	4,940
1.30%, 02/01/2019(b)	5,664	5,685				$42,996
2.05%, 05/10/2021	9,500	9,658		Chemicals - 0.91%
Branch Banking & Trust Co				Airgas Inc
0.95%, 05/23/2017(b)	14,450	14,434		1.65%, 02/15/2018	12,592	12,656
0.98%, 09/13/2016(b)	17,425	17,423		Chevron Phillips Chemical Co LLC / Chevron
Capital One Financial Corp				Phillips Chemical Co LP
6.15%, 09/01/2016	12,930	12,980		1.70%, 05/01/2018(a)	9,495	9,485
Capital One NA/Mclean VA				2.45%, 05/01/2020(a)	4,832	4,874
1.31%, 02/05/2018(b)	9,327	9,311				$27,015
1.65%, 02/05/2018	9,327	9,349		Commercial Mortgage Backed Securities - 2.07%
Citigroup Inc				Ginnie Mae
1.12%, 08/14/2017(b)	8,000	7,996		0.60%, 07/16/2054(b),(c)	39,336	1,846
1.70%, 04/27/2018	13,990	14,033		0.69%, 03/16/2049(b),(c)	59,713	2,170
2.03%, 10/26/2020(b)	10,000	10,062		0.77%, 09/16/2055(b),(c)	40,139	2,126
2.70%, 03/30/2021	14,100	14,354		0.83%, 01/16/2054(b),(c)	51,124	2,750
Fifth Third Bank/Cincinnati OH				0.83%, 06/16/2055(b),(c)	46,123	2,352
2.25%, 06/14/2021	7,700	7,854		0.86%, 10/16/2054(b),(c)	55,544	2,598
2.30%, 03/15/2019	7,600	7,769		0.87%, 03/16/2052(b),(c)	41,606	2,761
Goldman Sachs Group Inc/The				0.89%, 10/16/2054(b),(c)	64,934	3,570
1.73%, 11/15/2018(b)	9,909	9,979		0.92%, 01/16/2055(b),(c)	106,150	5,159
1.87%, 04/23/2020(b)	23,990	24,062		0.94%, 02/16/2055(b),(c)	75,623	3,139
2.60%, 04/23/2020	9,600	9,822		0.95%, 10/16/2054(b),(c)	77,590	4,094
JPMorgan Chase & Co				0.98%, 02/16/2048(b),(c)	40,610	2,226
4.25%, 10/15/2020	19,500	21,213		1.03%, 09/16/2054(b),(c)	49,343	2,849
JPMorgan Chase Bank NA				1.12%, 06/16/2045(b),(c)	83,229	5,296
6.00%, 10/01/2017	29,480	31,024		1.15%, 08/16/2042(b),(c)	95,806	5,977
KeyBank NA/Cleveland OH				1.16%, 07/16/2056(b),(c)	25,517	1,849
1.70%, 06/01/2018	6,500	6,549		1.17%, 02/16/2046(b),(c)	82,689	5,354
2.35%, 03/08/2019	14,350	14,648		1.26%, 10/16/2051(b),(c)	4,373	323
Morgan Stanley				1.41%, 12/16/2036(b),(c)	72,157	4,780
1.88%, 01/05/2018	4,664	4,694				$61,219
2.10%, 04/21/2021(b)	24,000	24,236
				Commercial Services - 0.16%
2.13%, 04/25/2018	9,750	9,848		Equifax Inc
5.50%, 07/24/2020	9,500	10,732		2.30%, 06/01/2021	4,800	4,858
National City Bank/Cleveland OH
1.05%, 06/07/2017(b)	4,500	4,497
				Computers - 2.20%
PNC Bank NA				Apple Inc
1.60%, 06/01/2018	4,500	4,535		1.00%, 05/03/2018	4,664	4,672
4.88%, 09/21/2017	15,355	15,940		1.70%, 02/22/2019	4,800	4,884
6.88%, 04/01/2018	4,080	4,430		1.78%, 02/23/2021(b)	4,750	4,872
PNC Funding Corp
5.63%, 02/01/2017	7,231	7,387

See accompanying notes

Schedule of Investments Short-Term Income Fund July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Computers (continued)				Finance - Mortgage Loan/Banker (continued)
Diamond 1 Finance Corp / Diamond 2 Finance				Freddie Mac (continued)
Corp				1.75%, 05/30/2019	$19,500	$19,987
3.48%, 06/01/2019(a)	$14,400	$14,812				$260,906
Hewlett Packard Enterprise Co				Food- 0.36%
2.45%, 10/05/2017(a)	9,500	9,615		Kraft Heinz Foods Co
2.85%, 10/05/2018(a)	6,650	6,807		1.60%, 06/30/2017(a)	5,664	5,689
International Business Machines Corp				2.00%, 07/02/2018(a)	4,731	4,798
1.95%, 02/12/2019	9,250	9,468				$10,487
2.25%, 02/19/2021	9,500	9,828		Gas- 0.84%
		$64,958		Spire Inc
Credit Card Asset Backed Securities - 1.39%				1.38%, 08/15/2017(b)	24,886	24,808
Cabela's Credit Card Master Note Trust
0.83%, 03/16/2020(b)	5,878	5,877		Healthcare - Products - 1.48%
0.93%, 07/15/2022(b)	9,495	9,408		Abbott Laboratories
0.96%, 06/15/2020(a),(b)	9,214	9,205		2.00%, 03/15/2020	18,653	18,995
1.01%, 02/18/2020(a),(b)	6,982	6,986		Becton Dickinson and Co
1.13%, 08/16/2021(a),(b)	9,745	9,724		1.80%, 12/15/2017	4,664	4,696
		$41,200		2.68%, 12/15/2019	4,664	4,837
Diversified Financial Services - 0.98%				Medtronic Inc
Murray Street Investment Trust I				1.45%, 03/15/2020(b)	5,250	5,303
4.65%, 03/09/2017(b)	28,398	28,888		2.50%, 03/15/2020	9,495	9,884
						$43,715
Electric - 4.22%				Healthcare - Services - 1.44%
Black Hills Corp				Aetna Inc
2.50%, 01/11/2019	5,000	5,097		1.70%, 06/07/2018	2,000	2,017
Dominion Resources Inc/VA				1.90%, 06/07/2019	4,800	4,863
1.40%, 09/15/2017	9,327	9,326		Anthem Inc
2.96%, 07/01/2019(b)	2,900	2,978		3.70%, 08/15/2021	4,800	5,151
Emera US Finance LP				5.88%, 06/15/2017	11,164	11,603
2.70%, 06/15/2021(a)	6,700	6,858		Roche Holdings Inc
Indiantown Cogeneration LP				0.97%, 09/30/2019(a),(b)	9,327	9,341
9.77%, 12/15/2020	6,703	7,347		UnitedHealth Group Inc
NextEra Energy Capital Holdings Inc				1.70%, 02/15/2019	9,500	9,619
1.59%, 06/01/2017	6,664	6,685				$42,594
7.30%, 09/01/2067(b)	11,827	11,591		Home Equity Asset Backed Securities - 0.91%
Public Service Co of New Mexico				ACE Securities Corp Home Equity Loan Trust
7.95%, 05/15/2018	24,440	27,064		Series 2005-AG1
San Diego Gas & Electric Co				0.85%, 08/25/2035(b)	9	9
1.91%, 02/01/2022	4,113	4,144		ACE Securities Corp Home Equity Loan Trust
Southern California Edison Co				Series 2005-HE2
1.85%, 02/01/2022	7,544	7,533		1.21%, 04/25/2035(b)	903	903
Southern Co/The				Asset Backed Securities Corp Home Equity
1.55%, 07/01/2018	5,800	5,838		Loan Trust Series OOMC 2005-HE6
Talen Energy Supply LLC				1.25%, 07/25/2035(b)	1,359	1,353
6.50%, 05/01/2018	4,832	4,977		Bayview Financial Acquisition Trust
Texas-New Mexico Power Co				1.08%, 08/28/2044(b)	737	737
9.50%, 04/01/2019(a)	4,798	5,646		Centex Home Equity Loan Trust 2005-D
TransAlta Corp				0.92%, 10/25/2035(b)	3,148	3,145
6.90%, 05/15/2018(b)	18,985	19,475		Credit Suisse First Boston Mortgage Securities
		$124,559		Corp
Electronics - 0.35%				4.80%, 05/25/2035	2,701	2,738
Fortive Corp				Home Equity Asset Trust 2004-6
1.80%, 06/15/2019(a)	3,500	3,527		1.17%, 12/25/2034(b)	1,037	1,034
2.35%, 06/15/2021(a)	6,700	6,841		Home Equity Asset Trust 2005-4
		$10,368		1.19%, 10/25/2035(b)	2,661	2,626
Engineering & Construction - 0.33%				JP Morgan Mortgage Acquisition Corp 2005-
SBA Tower Trust				OPT1
2.88%, 07/15/2046(a)	9,600	9,688		0.94%, 06/25/2035(b)	585	583
				New Century Home Equity Loan Trust 2005-
Finance - Mortgage Loan/Banker - 8.83%				3
Fannie Mae				0.97%, 07/25/2035(b)	2,131	2,129
1.38%, 02/26/2021	17,750	17,941		RASC Series 2003-KS10 Trust
1.50%, 06/22/2020	4,665	4,748		4.47%, 03/25/2032	20	19
1.50%, 11/30/2020	41,500	42,232		RASC Series 2005-AHL2 Trust
1.63%, 11/27/2018	4,750	4,839		0.84%, 10/25/2035(b)	2,737	2,705
1.63%, 01/21/2020	40,786	41,712		RASC Series 2005-EMX2 Trust
1.75%, 09/12/2019	35,067	35,969		1.00%, 07/25/2035(b)	2,825	2,802
1.88%, 12/28/2020	30,500	31,520		Structured Asset Securities Corp Mortgage
Freddie Mac				Loan Trust Series 2005-GEL4
0.75%, 01/12/2018	6,000	6,002		1.38%, 08/25/2035(b)	913	892
1.38%, 05/01/2020	55,200	55,956

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2016 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Home Equity Asset Backed Securities (continued)					Mortgage Backed Securities - 4.05%
Terwin Mortgage Trust Series TMTS 2005-					Adjustable Rate Mortgage Trust 2004-2
14	HE				1.63%, 02/25/2035(b)	$122	$122
4.85%, 08/25/2036(b)		$1,277	$1,303		Alternative Loan Trust 2004-J8
Wells Fargo Home Equity Asset-Backed					6.00%, 02/25/2017	70	70
Securities 2004-2 Trust					Banc of America Funding 2004-1 Trust
1.33%, 10/25/2034(b)		285	281		5.25%, 02/25/2019	391	400
5.00%, 10/25/2034		3,726	3,715		Banc of America Funding 2004-3 Trust
			$26,974		4.75%, 09/25/2019	373	375
Home Furnishings - 0.48%					Banc of America Mortgage Trust 2005-7
Samsung Electronics America Inc					5.00%, 08/25/2020	38	38
1.75%, 04/10/2017(a)		13,990	14,038		BCAP LLC 2011-RR11 Trust
					3.13%, 03/26/2035(a),(b)	2,380	2,377
Housewares - 0.38%					CHL Mortgage Pass-Through Trust 2003-46
Newell Brands Inc					2.69%, 01/19/2034(b)	985	980
2.60%, 03/29/2019		4,800	4,937		CHL Mortgage Pass-Through Trust 2004-J1
3.85%, 04/01/2023		5,800	6,198		4.50%, 01/25/2019(b)	72	72
			$11,135		CHL Mortgage Pass-Through Trust 2004-J7
Insurance - 5.65%					5.00%, 09/25/2019	434	442
Berkshire Hathaway Finance Corp					Citigroup Mortgage Loan Trust 2009-6
1.60%, 05/15/2017		11,490	11,556		3.08%, 07/25/2036(a),(b)	193	193
1.70%, 03/15/2019		6,500	6,606		Credit Suisse First Boston Mortgage Securities
Berkshire Hathaway Inc					Corp
2.20%, 03/15/2021		4,600	4,763		5.00%, 09/25/2019	71	67
2.75%, 03/15/2023		5,500	5,740		Credit Suisse Mortgage Capital Certificates
Hartford Financial Services Group Inc/The					2.70%, 07/27/2037(a),(b)	602	602
8.13%, 06/15/2068(b)		14,750	16,151		CSFB Mortgage-Backed Trust Series 2004-7
Lincoln National Corp					5.00%, 10/25/2019	309	309
2.99%, 05/17/2066(b)		5,664	4,085		CSFB Mortgage-Backed Trust Series 2004-
MassMutual Global Funding II					AR4
2.00%, 04/05/2017(a)		5,430	5,468		1.45%, 05/25/2034(b)	547	509
2.10%, 08/02/2018(a)		12,995	13,257		Freddie Mac REMICS
2.35%, 04/09/2019(a)		8,700	8,917		0.93%, 06/15/2023(b)	5	5
Metropolitan Life Global Funding I					Ginnie Mae
2.30%, 04/10/2019(a)		16,827	17,211		4.50%, 08/20/2032	52	53
New York Life Global Funding					GSMSC Pass-Through Trust 2009-4R
1.45%, 12/15/2017(a)		4,500	4,531		0.90%, 12/26/2036(a),(b)	2,480	2,433
1.95%, 02/11/2020(a)		16,941	17,181		JP Morgan Mortgage Trust 2004-A3
2.00%, 04/13/2021(a)		9,600	9,755		2.89%, 07/25/2034(b)	1,331	1,318
2.15%, 06/18/2019(a)		12,626	12,928		JP Morgan Mortgage Trust 2004-S1
Prudential Financial Inc					5.00%, 09/25/2034	1,120	1,148
8.88%, 06/15/2068(b)		25,950	28,934		JP Morgan Resecuritization Trust Series 2010-
			$167,083		4
					2.50%, 10/26/2036(a),(b)	521	520
Internet - 0.33%
Amazon.com Inc					MASTR Alternative Loan Trust 2003-9
2.60%, 12/05/2019		9,327	9,747		6.50%, 01/25/2019	477	488
					MASTR Asset Securitization Trust 2004-11
Machinery - Diversified - 0.64%					5.00%, 12/25/2019	79	81
John Deere Capital Corp					MASTR Asset Securitization Trust 2004-9
1.35%, 01/16/2018		9,327	9,374		5.00%, 09/25/2019	346	349
2.05%, 03/10/2020		9,300	9,503		PHH Mortgage Trust Series 2008-CIM1
			$18,877		5.22%, 06/25/2038	2,832	2,822
Manufactured Housing Asset Backed Securities - 0.00%					Prime Mortgage Trust 2005-2
					5.25%, 07/25/2020(b)	713	723
Conseco Financial Corp
7.70%, 09/15/2026		110	116		Provident Funding Mortgage Loan Trust 2005-
					1
					1.07%, 05/25/2035(b)	4,278	4,108
Media- 0.60%
Time Warner Cable Inc					RALI Series 2003-QS23 Trust
8.25%, 04/01/2019		9,495	11,023		5.00%, 12/26/2018	953	957
Walt Disney Co/The					RALI Series 2004-QS3 Trust
2.30%, 02/12/2021		6,500	6,760		5.00%, 03/25/2019	614	617
					RBSSP Resecuritization Trust 2009-7
			$17,783		0.85%, 06/26/2037(a),(b)	854	815
Mining - 0.48%					5.00%, 09/26/2036(a),(b)	356	358
Glencore Finance Canada Ltd
2.70%, 10/25/2017(a),(b)		14,159	14,223		Sequoia Mortgage Trust 2013-4
					1.55%, 04/25/2043(b)	12,054	11,685
					Sequoia Mortgage Trust 2013-8
Miscellaneous Manufacturers - 0.31%					2.25%, 06/25/2043(b)	8,174	8,182
General Electric Co					Springleaf Mortgage Loan Trust 2013-1
5.55%, 05/04/2020		3,200	3,678		1.27%, 06/25/2058(a),(b)	33,641	33,567
Ingersoll-Rand Global Holding Co Ltd					2.31%, 06/25/2058(a),(b)	9,298	9,289
6.88%, 08/15/2018		5,075	5,620		3.14%, 06/25/2058(a)	4,106	4,100
			$9,298		4.44%, 06/25/2058(a)	8,670	8,653

See accompanying notes

Schedule of Investments
Short-Term Income Fund
July 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Other Asset Backed Securities (continued)
Springleaf Mortgage Loan Trust 2013-2				Trafigura Securitisation Finance PLC 2014-1
1.78%, 12/25/2065(a)	$5,770	$5,765		1.43%, 10/15/2018(a),(b)	$8,829	$8,733
3.52%, 12/25/2065(a),(b)	14,969	14,955		Verizon Owner Trust 2016-1
WaMu Mortgage Pass-Through Certificates				1.42%, 01/20/2021(a),(b)	8,500	8,502
Series 2003-S8 Trust						$152,839
5.00%, 09/25/2018	84	85		Pharmaceuticals - 1.77%
		$119,632		AbbVie Inc
Oil & Gas - 2.26%				1.80%, 05/14/2018	4,798	4,837
BP Capital Markets PLC				2.30%, 05/14/2021	4,800	4,893
4.75%, 03/10/2019	10,327	11,222		2.50%, 05/14/2020	6,664	6,839
Chevron Corp				Actavis Funding SCS
1.72%, 06/24/2018	12,125	12,286		1.85%, 03/01/2017	9,664	9,697
Phillips 66				2.35%, 03/12/2018	11,995	12,169
2.95%, 05/01/2017	15,490	15,694		Mead Johnson Nutrition Co
Shell International Finance BV				3.00%, 11/15/2020	4,750	4,997
2.13%, 05/11/2020	11,495	11,775		Merck & Co Inc
Total Capital International SA				1.10%, 01/31/2018	8,827	8,863
1.20%, 08/10/2018(b)	5,430	5,421				$52,295
1.55%, 06/28/2017	10,327	10,379		Pipelines - 2.62%
		$66,777		Buckeye Partners LP
Other Asset Backed Securities - 5.17%				2.65%, 11/15/2018	11,316	11,447
Ameriquest Mortgage Securities Inc Asset-				Columbia Pipeline Group Inc
Backed Pass-Through Ctfs Ser 2004-R11				2.45%, 06/01/2018	4,832	4,868
1.09%, 11/25/2034(b)	184	183		3.30%, 06/01/2020	4,832	5,029
Ameriquest Mortgage Securities Inc Asset-				Florida Gas Transmission Co LLC
Backed Pass-Through Ctfs Ser 2005-R1				7.90%, 05/15/2019(a)	10,271	11,527
1.16%, 03/25/2035(b)	1,321	1,320		Hiland Partners Holdings LLC / Hiland
Citigroup Mortgage Loan Trust Inc				Partners Finance Corp
0.92%, 07/25/2035(b)	237	236		7.25%, 10/01/2020(a)	16,599	17,305
Drug Royalty II LP 2				TransCanada PipeLines Ltd
3.48%, 07/15/2023(a),(b)	9,021	8,889		6.35%, 05/15/2067(b)	16,500	12,385
Drug Royalty III LP 1				Williams Partners LP / ACMP Finance Corp
3.98%, 04/15/2027(a),(b)	6,565	6,548		6.13%, 07/15/2022	14,495	14,823
Fieldstone Mortgage Investment Trust Series						$77,384
2005-1				Real Estate - 0.34%
1.57%, 03/25/2035(b)	260	260		Prologis LP
First Franklin Mortgage Loan Trust 2005-				7.38%, 10/30/2019	8,653	10,165
FF4
1.13%, 05/25/2035(b)	403	402		REITS- 1.75%
JP Morgan Mortgage Acquisition Corp 2005-				Alexandria Real Estate Equities Inc
OPT2				2.75%, 01/15/2020	11,990	12,100
0.78%, 12/25/2035(b)	629	627		Digital Realty Trust LP
MVW Owner Trust 2015-1				3.40%, 10/01/2020	6,700	6,976
2.52%, 12/20/2032(a),(b)	13,031	13,097		HCP Inc
OneMain Financial Issuance Trust 2014-1				6.30%, 09/15/2016	10,366	10,423
2.43%, 06/18/2024(a),(b)	17,509	17,541		Healthcare Realty Trust Inc
OneMain Financial Issuance Trust 2014-2				5.75%, 01/15/2021	6,997	7,906
2.47%, 09/18/2024(a)	20,131	20,193		Kimco Realty Corp
OneMain Financial Issuance Trust 2015-2				4.30%, 02/01/2018	6,664	6,892
2.57%, 07/18/2025(a)	14,260	14,308		WEA Finance LLC / Westfield UK & Europe
PFS Financing Corp				Finance PLC
1.08%, 02/15/2019(a),(b)	11,495	11,482		1.75%, 09/15/2017(a)	7,400	7,420
1.08%, 10/15/2019(a),(b)	10,165	10,116				$51,717
1.10%, 04/15/2020(a),(b)	8,666	8,590		Retail - 0.33%
1.43%, 02/15/2019(a),(b)	4,600	4,579		Home Depot Inc/The
PFS Tax Lien Trust 2014-1				2.00%, 04/01/2021	4,800	4,933
1.44%, 05/15/2029(a),(b)	7,742	7,707		McDonald's Corp
RAAC Series 2006-RP2 Trust				2.75%, 12/09/2020	4,500	4,706
0.70%, 02/25/2037(a),(b)	1,376	1,362
						$9,639
RAMP Series 2005-RZ4 Trust				Savings & Loans - 0.00%
0.89%, 11/25/2035(b)	1,083	1,075
				Washington Mutual Bank / Henderson NV
Securitized Asset Backed Receivables LLC				0.00%, 01/15/2013(d),(e),(f)	1,200	—
Trust 2005-OP2
0.81%, 10/25/2035(b)	3,865	3,721
				Software - 0.82%
Securitized Asset Backed Receivables LLC				Microsoft Corp
Trust 2006-OP1				1.30%, 11/03/2018	4,750	4,785
0.79%, 10/25/2035(b)	44	44
				1.85%, 02/12/2020	4,662	4,761
Soundview Home Loan Trust 2005-CTX1				Oracle Corp
0.91%, 11/25/2035(b)	1,193	1,187
				1.90%, 09/15/2021	4,800	4,815
Structured Asset Investment Loan Trust 2005-				2.25%, 10/08/2019	4,750	4,905
4				5.75%, 04/15/2018	4,664	5,035
1.15%, 05/25/2035(b)	2,148	2,137
						$24,301

See accompanying notes

Schedule of Investments Short-Term Income Fund July 31, 2016 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Student Loan Asset Backed Securities - 3.97%				Federal National Mortgage Association (FNMA) - 0.03%
KeyCorp Student Loan Trust 2004-A				2.29%, 10/01/2035(b)	$255	$270
1.03%, 10/28/2041(b)	$1,142	$1,135		2.30%, 11/01/2022(b)	2	2
KeyCorp Student Loan Trust 2006-A				2.45%, 12/01/2032(b)	54	57
0.95%, 09/27/2035(b)	30,204	29,798		2.61%, 02/01/2037(b)	137	145
SLC Private Student Loan Trust 2006-A				2.63%, 01/01/2035(b)	99	105
0.85%, 07/15/2036(b)	26,292	26,106		2.64%, 08/01/2034(b)	59	62
SLC Private Student Loan Trust 2010-B				2.67%, 11/01/2032(b)	43	45
3.98%, 07/15/2042(a),(b)	2,114	2,141		2.67%, 07/01/2034(b)	149	157
SLM Private Credit Student Loan Trust 2002-				2.71%, 07/01/2034(b)	40	42
A				2.80%, 02/01/2035(b)	24	25
1.18%, 12/16/2030(b)	8,412	8,096		4.13%, 11/01/2035(b)	7	8
SLM Private Credit Student Loan Trust 2004-				5.60%, 04/01/2019(b)	2	2
A				7.50%, 10/01/2029	3	3
1.05%, 06/15/2033(b)	2,518	2,368		8.00%, 05/01/2027	2	2
SLM Private Credit Student Loan Trust 2004-				10.00%, 05/01/2022	1	1
B						$926
0.85%, 06/15/2021(b)	4,251	4,238		Government National Mortgage Association (GNMA) - 0.00%
SLM Private Credit Student Loan Trust 2005-				9.00%, 04/20/2025	1	1
B				10.00%, 01/15/2019	10	10
0.83%, 03/15/2023(b)	4,380	4,347				$11
0.92%, 12/15/2023(b)	6,765	6,523		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
SLM Private Credit Student Loan Trust 2006-				OBLIGATIONS		$1,142
A				Total Investments		$2,967,737
0.84%, 12/15/2023(b)	1,996	1,974
				Other Assets and Liabilities - (0.43)%		$(12,743)
SLM Private Education Loan Trust 2013-A				TOTAL NET ASSETS - 100.00%		$2,954,994
1.08%, 08/15/2022(a),(b)	6,650	6,649
1.77%, 05/17/2027(a)	8,700	8,680
SLM Private Education Loan Trust 2013-B				(a)		Security exempt from registration under Rule 144A of the Securities Act of
1.13%, 07/15/2022(a),(b)	2,594	2,594		1933. These securities may be resold in transactions exempt from
1.85%, 06/17/2030(a),(b)	9,664	9,647		registration, normally to qualified institutional buyers. At the end of the
SLM Private Education Loan Trust 2014-A				period, the value of these securities totaled $776,166 or 26.27% of net
1.08%, 07/15/2022(a),(b)	3,035	3,034		assets.
		$117,330		(b)	Variable Rate. Rate shown is in effect at July 31, 2016.
Telecommunications - 2.97%				(c) Security is an Interest Only Strip.
AT&T Inc				(d) Non-Income Producing Security
2.45%, 06/30/2020	11,462	11,737		(e)		Security is Illiquid. At the end of the period, the value of these securities
2.80%, 02/17/2021	9,500	9,816		totaled $0 or 0.00% of net assets.
3.60%, 02/17/2023	6,500	6,904		(f)		Fair value of these investments is determined in good faith by the Manager
Cisco Systems Inc				under procedures established and periodically reviewed by the Board of
2.20%, 02/28/2021	4,750	4,899		Directors. At the end of the period, the fair value of these securities totaled
4.95%, 02/15/2019	9,500	10,415		$0 or 0.00% of net assets.
GTP Acquisition Partners I LLC				(g) Security purchased on a when-issued basis.
2.35%, 06/15/2045(a)	8,400	8,360
Verizon Communications Inc
1.38%, 08/15/2019(g)	6,700	6,703
1.75%, 08/15/2021(g)	4,800	4,799		Portfolio Summary (unaudited)
2.41%, 09/14/2018(b)	4,664	4,798		Sector		Percent
3.65%, 09/14/2018	8,250	8,669		Financial		26.63%
5.50%, 02/15/2018	4,250	4,525		Asset Backed Securities		23.48%
Vodafone Group PLC				Consumer, Non-cyclical		8.96%
1.63%, 03/20/2017	6,164	6,182		Government		8.83%
		$87,807		Mortgage Securities		6.16%
Transportation - 0.31%				Utilities		5.06%
Ryder System Inc				Energy		4.88%
2.45%, 11/15/2018	8,995	9,122		Consumer, Cyclical		4.04%
				Communications		3.90%
Trucking & Leasing - 0.28%				Technology		3.02%
Penske Truck Leasing Co Lp / PTL Finance				Industrial		2.85%
Corp				Basic Materials		1.39%
3.75%, 05/11/2017(a)	8,169	8,306		Investment Companies		1.23%
				Other Assets and Liabilities		(0.43)%
TOTAL BONDS		$2,930,172		TOTAL NET ASSETS		100.00%
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 0.04%	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
2.57%, 11/01/2021(b)	$5	$6
2.70%, 09/01/2035(b)	87	91
6.00%, 04/01/2017	4	4
6.00%, 05/01/2017	8	8
7.00%, 12/01/2022	92	96
		$205

See accompanying notes

Schedule of Investments SmallCap Fund July 31, 2016 (unaudited)

COMMON STOCKS - 97.65%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Apparel - 0.54%				Diversified Financial Services - 1.35%
Skechers U.S.A. Inc (a)	131,460	$3,158		Evercore Partners Inc - Class A	83,750	$4,243
				Houlihan Lokey Inc	71,920	1,649
Automobile Parts & Equipment - 3.23%				Moelis & Co	80,740	2,010
Cooper Tire & Rubber Co	252,883	8,343				$7,902
Tenneco Inc (a)	52,870	2,988		Electric - 2.77%
Visteon Corp	108,370	7,596		Avista Corp	199,064	8,659
		$18,927		Portland General Electric Co	173,510	7,577
Banks - 8.62%						$16,236
CenterState Banks Inc	107,820	1,796		Electrical Components & Equipment - 2.74%
Central Pacific Financial Corp	206,090	5,055		Advanced Energy Industries Inc (a)	162,517	6,618
Chemical Financial Corp	37,490	1,551		EnerSys	95,660	5,964
FCB Financial Holdings Inc (a)	86,710	3,032		Insteel Industries Inc	99,400	3,458
First Merchants Corp	32,890	862				$16,040
First of Long Island Corp/The	30,044	912		Electronics - 2.17%
FNB Corp/PA	325,480	3,890		Fluidigm Corp (a)	24,067	254
Great Western Bancorp Inc	237,710	7,885		II-VI Inc (a)	181,950	3,657
Hanmi Financial Corp	69,180	1,696		Itron Inc (a)	40,020	1,708
IBERIABANK Corp	127,040	7,936		Vishay Intertechnology Inc	531,250	7,082
PacWest Bancorp	152,700	6,314				$12,701
Towne Bank/Portsmouth VA	67,690	1,554		Engineering & Construction - 2.83%
Union Bankshares Corp	69,270	1,859		Dycom Industries Inc (a)	44,220	4,159
WesBanco Inc	43,790	1,354		EMCOR Group Inc	134,050	7,466
Wilshire Bancorp Inc	109,220	1,173		MasTec Inc (a)	200,890	4,912
Wintrust Financial Corp	68,020	3,592				$16,537
		$50,461		Entertainment - 2.96%
Biotechnology - 2.15%				Isle of Capri Casinos Inc (a)	164,128	3,074
Acceleron Pharma Inc (a)	33,640	1,141		Marriott Vacations Worldwide Corp	90,950	6,939
Aratana Therapeutics Inc (a)	132,198	1,003		Vail Resorts Inc	50,930	7,287
Bellicum Pharmaceuticals Inc (a)	21,900	348				$17,300
BIND Therapeutics Inc - Warrants (a),(b)	17,472	—
				Environmental Control - 0.17%
Bluebird Bio Inc (a)	4,225	242		Energy Recovery Inc (a)	91,747	982
Cambrex Corp (a)	53,340	2,795
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	108
Epizyme Inc (a)	24,990	259		Food - 2.34%
Flex Pharma Inc (a)	40,580	481		Cal-Maine Foods Inc	71,553	2,998
				Dean Foods Co	331,420	6,118
Genocea Biosciences Inc (a)	76,470	311		SUPERVALU Inc (a)	934,360	4,560
Insmed Inc (a)	67,850	777
Intercept Pharmaceuticals Inc (a)	3,280	567				$13,676
MacroGenics Inc (a)	39,150	1,198		Gas - 1.29%
NewLink Genetics Corp (a)	20,370	215		Southwest Gas Corp	97,060	7,522
Seattle Genetics Inc (a)	16,180	778
Spark Therapeutics Inc (a)	5,760	334		Healthcare - Products - 3.39%
				Cynosure Inc (a)	127,310	6,997
Ultragenyx Pharmaceutical Inc (a)	19,870	1,257
				EndoChoice Holdings Inc (a)	90,900	485
Versartis Inc (a)	66,440	764
				ICU Medical Inc (a)	65,060	7,596
		$12,578		K2M Group Holdings Inc (a)	121,800	2,041
Building Materials - 3.07%				Nevro Corp (a)	26,900	2,225
NCI Building Systems Inc (a)	221,188	3,588		STAAR Surgical Co (a)	76,340	522
Universal Forest Products Inc	71,290	7,708				$19,866
US Concrete Inc (a)	103,452	6,672
				Healthcare - Services - 1.54%
		$17,968		HealthSouth Corp	186,120	8,012
Chemicals - 0.63%				Natera Inc (a)	33,260	436
Cabot Corp	75,820	3,692		Teladoc Inc (a)	32,740	571
						$9,019
Commercial Services - 5.94%				Home Builders - 0.94%
ABM Industries Inc	138,080	5,138		Installed Building Products Inc (a)	153,911	5,515
AMN Healthcare Services Inc (a)	70,060	2,963
Insperity Inc	78,660	6,174		Insurance - 3.32%
Live Nation Entertainment Inc (a)	106,745	2,927
Navigant Consulting Inc (a)	162,460	3,202		American Financial Group Inc/OH	94,960	6,941
PAREXEL International Corp (a)	108,360	7,244		Argo Group International Holdings Ltd	64,159	3,329
				Employers Holdings Inc	90,730	2,588
Sabre Corp	244,460	7,126		MGIC Investment Corp (a)	458,233	3,295
		$34,774		Primerica Inc	63,470	3,269
Computers - 3.58%						$19,422
CACI International Inc (a)	62,120	5,922
ExlService Holdings Inc (a)	100,600	4,981		Internet - 1.22%
Manhattan Associates Inc (a)	91,600	5,317		CDW Corp/DE	109,007	4,680
				GoDaddy Inc (a)	81,938	2,451
SecureWorks Corp (a)	86,526	1,281
Sykes Enterprises Inc (a)	112,960	3,467				$7,131
				Investment Companies - 0.16%
		$20,968		THL Credit Inc	81,640	956
Distribution & Wholesale - 1.01%
H&E Equipment Services Inc	106,360	1,980		Leisure Products & Services - 0.72%
SiteOne Landscape Supply Inc (a)	101,180	3,930
				Planet Fitness Inc (a)	205,100	4,205
		$5,910

See accompanying notes

Schedule of Investments SmallCap Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified - 1.97%				Savings & Loans (continued)
Briggs & Stratton Corp	259,730	$5,904		Provident Financial Services Inc	183,010	$3,688
Manitowoc Foodservice Inc (a)	307,447	5,638				$12,847
		$11,542		Semiconductors - 1.13%
Metal Fabrication & Hardware - 0.42%				Entegris Inc (a)	200,830	3,432
Atkore International Group Inc (a)	158,033	2,486		Qorvo Inc (a)	50,245	3,177
						$6,609
Miscellaneous Manufacturers - 1.78%				Software - 6.23%
AO Smith Corp	43,040	3,998		Acxiom Corp (a)	176,280	4,046
Trinseo SA	128,560	6,401		Apigee Corp (a)	81,231	1,011
		$10,399		Aspen Technology Inc (a)	189,240	7,927
Office Furnishings - 0.76%				Atlassian Corp PLC (a)	93,420	2,800
Herman Miller Inc	136,308	4,467		Black Knight Financial Services Inc (a)	90,200	3,504
				Blackbaud Inc	106,990	7,152
Oil & Gas - 3.48%				BroadSoft Inc (a)	22,330	1,001
Callon Petroleum Co (a)	318,660	3,630		SYNNEX Corp	89,600	9,007
Carrizo Oil & Gas Inc (a)	63,370	2,078				$36,448
Murphy USA Inc (a)	91,050	6,978		Telecommunications - 2.47%
PDC Energy Inc (a)	32,770	1,795		Gigamon Inc (a)	50,130	2,342
Rice Energy Inc (a)	107,490	2,507		NETGEAR Inc (a)	65,940	3,391
RSP Permian Inc (a)	66,870	2,404		Plantronics Inc	133,070	6,420
Western Refining Inc	46,680	973		West Corp	103,160	2,281
		$20,365				$14,434
Oil & Gas Services - 0.40%				Transportation - 0.29%
Pioneer Energy Services Corp (a)	285,420	899		Ardmore Shipping Corp	123,580	869
Superior Energy Services Inc	89,850	1,435		Navigator Holdings Ltd (a)	84,730	817
		$2,334				$1,686
Packaging & Containers - 0.72%				TOTAL COMMON STOCKS		$571,593
Graphic Packaging Holding Co	310,580	4,236		INVESTMENT COMPANIES - 2.35%	Shares Held	Value (000's)
				Money Market Funds - 2.35%
Pharmaceuticals - 4.55%				Goldman Sachs Financial Square Funds -	13,759,917	13,760
Array BioPharma Inc (a)	147,740	552		Government Fund
Cerulean Pharma Inc (a)	112,870	326
Concert Pharmaceuticals Inc (a)	37,570	432
DexCom Inc (a)	20,200	1,863		TOTAL INVESTMENT COMPANIES		$13,760
FibroGen Inc (a)	30,470	583		Total Investments		$585,353
Nektar Therapeutics (a)	98,850	1,709		Other Assets and Liabilities - 0.00%		$22
Neurocrine Biosciences Inc (a)	15,530	780		TOTAL NET ASSETS - 100.00%		$585,375
PRA Health Sciences Inc (a)	165,990	7,699
Prestige Brands Holdings Inc (a)	168,040	8,990
ProQR Therapeutics NV (a)	23,625	116		(a) Non-Income Producing Security
Proteon Therapeutics Inc (a)	66,920	535		(b)		Fair value of these investments is determined in good faith by the Manager
Relypsa Inc (a)	47,150	1,506		under procedures established and periodically reviewed by the Board of
Revance Therapeutics Inc (a)	25,963	350		Directors. At the end of the period, the fair value of these securities totaled
SCYNEXIS Inc (a)	73,560	149		$108 or 0.02% of net assets.
TESARO Inc (a)	3,580	334		(c)		Security is Illiquid. At the end of the period, the value of these securities
Vanda Pharmaceuticals Inc (a)	64,225	732		totaled $108 or 0.02% of net assets.
		$26,656
REITS - 8.71%
Armada Hoffler Properties Inc	159,550	2,389		Portfolio Summary (unaudited)
CYS Investments Inc	467,980	4,188		Sector		Percent
Equity One Inc	229,140	7,624		Financial		24.35%
First Industrial Realty Trust Inc	293,070	8,637		Consumer, Non-cyclical		19.91%
Highwoods Properties Inc	137,690	7,672		Industrial		16.16%
Kite Realty Group Trust	192,690	5,860		Consumer, Cyclical		14.03%
Mack-Cali Realty Corp	289,970	8,177		Technology		10.94%
Monmouth Real Estate Investment Corp	97,570	1,348		Utilities		4.06%
QTS Realty Trust Inc	88,700	5,078		Energy		3.88%
		$50,973		Communications		3.69%
Retail - 3.87%				Investment Companies		2.35%
Caleres Inc	270,840	7,129		Basic Materials		0.63%
GMS Inc (a)	107,388	2,712		Other Assets and Liabilities		0.00%
Michaels Cos Inc/The (a)	186,960	4,928		TOTAL NET ASSETS		100.00%
Red Robin Gourmet Burgers Inc (a)	47,090	2,277
Rite Aid Corp (a)	345,780	2,420
Tile Shop Holdings Inc (a)	187,620	3,199
		$22,665
Savings & Loans - 2.19%
Banc of California Inc	133,730	2,966
Berkshire Hills Bancorp Inc	44,930	1,185
Flagstar Bancorp Inc (a)	86,680	2,289
Oritani Financial Corp	83,170	1,349
Pacific Premier Bancorp Inc (a)	56,730	1,370

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS - 93.41%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.00%				Banks (continued)
MDC Partners Inc	5,145	$66		FCB Financial Holdings Inc (a)	61,700	$2,158
				First Connecticut Bancorp Inc/Farmington CT	827	13
Aerospace & Defense - 0.77%				First Financial Bankshares Inc	5,390	184
Aerojet Rocketdyne Holdings Inc (a)	4,080	77		First Foundation Inc (a)	755	18
Aerovironment Inc (a)	730	21		Franklin Financial Network Inc (a)	588	20
Astronics Corp (a)	3,620	139		Heritage Commerce Corp	974	10
Curtiss-Wright Corp	6,355	565		Home BancShares Inc/AR	16,372	342
HEICO Corp	137,574	9,563		Live Oak Bancshares Inc	77,359	1,014
Kaman Corp	1,583	68		National Bank Holdings Corp	4,777	96
Moog Inc (a)	1,497	82		Opus Bank	123,725	3,994
National Presto Industries Inc	169	15		Park Sterling Corp	3,769	29
Orbital ATK Inc	7,800	680		Pinnacle Financial Partners Inc	761	40
Teledyne Technologies Inc (a)	2,205	231		PrivateBancorp Inc	127,240	5,624
		$11,441		Prosperity Bancshares Inc	93,951	4,800
Agriculture - 0.01%				ServisFirst Bancshares Inc	3,123	158
Alico Inc	261	8		Signature Bank/New York NY (a)	40,166	4,830
Turning Point Brands Inc (a)	951	10		SVB Financial Group (a)	58,972	5,922
Vector Group Ltd	5,258	116		Talmer Bancorp Inc	6,138	129
				Texas Capital Bancshares Inc (a)	431	21
		$134
Airlines - 0.24%				Union Bankshares Inc/Morrisville VT	615	21
Allegiant Travel Co	1,787	232		Veritex Holdings Inc (a)	696	12
HawaiianHoldings Inc (a)	10,629	484		Walker & Dunlop Inc (a)	137,516	3,255
Spirit Airlines Inc (a)	62,342	2,665		Western Alliance Bancorp (a)	166,935	5,681
Virgin America Inc (a)	2,482	139				$48,796
		$3,520		Beverages - 0.05%
				Boston Beer Co Inc/The (a)	1,195	218
Apparel - 0.45%
Columbia Sportswear Co	19,648	1,125		Coca-Cola Bottling Co Consolidated	882	126
Crocs Inc (a)	10,038	114		Farmer Brothers Co (a)	1,551	48
Deckers Outdoor Corp (a)	298	19		MGP Ingredients Inc	2,329	100
Oxford Industries Inc	2,068	118		National Beverage Corp (a)	2,168	124
Sequential Brands Group Inc(a)	228,032	1,854		Primo Water Corp (a)	4,073	49
Steven Madden Ltd (a)	97,818	3,426				$665
Superior Uniform Group Inc	1,742	28		Biotechnology - 4.57%
Weyco Group Inc	326	9		Acceleron Pharma Inc (a)	81,996	2,782
Wolverine World Wide Inc	2,034	50		Achillion Pharmaceuticals Inc (a)	21,080	175
		$6,743		Acorda Therapeutics Inc (a)	1,067	27
Automobile Manufacturers - 0.01%				Aduro Biotech Inc (a)	6,377	94
Blue Bird Corp (a)	736	10		Advaxis Inc (a)	5,877	49
Wabash National Corp (a)	7,018	102		Agenus Inc (a)	10,721	60
				Alder Biopharmaceuticals Inc (a)	256,357	8,229
		$112		AMAG Pharmaceuticals Inc (a)	1,884	50
Automobile Parts & Equipment - 0.25%				Anavex Life Sciences Corp (a)	5,745	22
American Axle & Manufacturing Holdings Inc	17,541	305		ANI Pharmaceuticals Inc (a)	1,529	93
(a)
				Applied Genetic Technologies Corp/DE (a)	46,303	696
Cooper-Standard Holding Inc (a)	3,202	282
				Aratana Therapeutics Inc (a)	5,599	42
Dorman Products Inc (a)	5,728	365
				Ardelyx Inc (a)	656	7
Douglas Dynamics Inc	3,704	99		Arena Pharmaceuticals Inc (a)	42,345	71
Gentherm Inc (a)	4,933	166
				Argos Therapeutics Inc (a)	1,877	10
Horizon Global Corp (a)	3,897	51
				ARIAD Pharmaceuticals Inc (a)	29,569	281
Metaldyne Performance Group Inc	2,229	35		Arrowhead Pharmaceuticals Inc (a)	9,937	59
Miller Industries Inc/TN	458	10		Asterias Biotherapeutics Inc (a)	3,991	12
Motorcar Parts of America Inc (a)	3,158	89
				Asterias Biotherapeutics Inc - Warrants (a)	354	—
Standard Motor Products Inc	3,840	161		Atara Biotherapeutics Inc (a)	237	6
Supreme Industries Inc	1,792	30		Athersys Inc (a)	12,595	28
Tenneco Inc (a)	30,127	1,703
				Audentes Therapeutics Inc (a)	92,680	1,364
Unique Fabricating Inc	1,716	23		Bellicum Pharmaceuticals Inc (a)	2,462	39
WABCO Holdings Inc (a)	3,700	371
				BioCryst Pharmaceuticals Inc (a)	10,765	39
		$3,690		BioTime Inc (a)	11,249	35
Banks - 3.27%				Bluebird Bio Inc (a)	32,932	1,883
Allegiance Bancshares Inc (a)	394	10
				Blueprint Medicines Corp (a)	3,522	78
Ameris Bancorp	3,418	113		Cambrex Corp (a)	6,839	358
Bank of the Ozarks Inc	128,184	4,613		Cellular Biomedicine Group Inc (a)	1,487	22
Bankwell Financial Group Inc	393	9		Charles River Laboratories International Inc	129,405	11,379
Blue Hills Bancorp Inc	737	11		(a)
BNC Bancorp	487	12		ChemoCentryx Inc (a)	3,754	18
Capital Bank Financial Corp	1,881	56		ChromaDex Corp (a)	6,893	28
Cardinal Financial Corp	493	13		Coherus Biosciences Inc (a)	89,356	2,269
Cass Information Systems Inc	1,320	69		Curis Inc (a)	18,817	32
CoBiz Financial Inc	846	11		Cytokinetics Inc (a)	5,958	66
ConnectOne Bancorp Inc	242,702	4,104		CytomX Therapeutics Inc (a)	3,594	36
County Bancorp Inc	690	14		CytRx Corp (a)	11,197	7
CU Bancorp (a)	602	14
				Dermira Inc (a)	3,975	133
Customers Bancorp Inc (a)	46,959	1,208
				Dimension Therapeutics Inc (a)	864	6
Eagle Bancorp Inc (a)	3,256	168
				Dynavax Technologies Corp (a)	6,972	108

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Biotechnology (continued)				Building Materials (continued)
Edge Therapeutics Inc (a)	1,239	$12		Boise Cascade Co (a)	4,569	$124
Editas Medicine Inc (a)	1,208	31		Builders FirstSource Inc (a)	11,386	147
Eiger BioPharmaceuticals Inc (a)	609	12		Caesarstone Ltd (a)	3,241	122
Emergent BioSolutions Inc (a)	5,779	193		Continental Building Products Inc (a)	8,544	200
Endocyte Inc (a)	2,252	7		Drew Industries Inc	4,934	452
Enzo Biochem Inc (a)	7,870	55		Gibraltar Industries Inc (a)	5,272	186
Epizyme Inc (a)	5,050	52		Griffon Corp	4,805	82
Exact Sciences Corp (a)	28,002	486		Headwaters Inc (a)	155,410	3,091
Exelixis Inc (a)	25,049	230		Louisiana-Pacific Corp (a)	18,182	367
Five Prime Therapeutics Inc (a)	1,105	56		LSI Industries Inc	1,117	12
Fortress Biotech Inc (a)	5,998	18		Masonite International Corp (a)	52,931	3,696
Foundation Medicine Inc (a)	2,369	55		NCI Building Systems Inc (a)	5,239	85
Galena Biopharma Inc (a)	31,755	14		Nortek Inc (a)	2,218	193
Geron Corp (a)	26,081	70		Patrick Industries Inc (a)	3,415	221
GlycoMimetics Inc (a)	1,802	15		Ply Gem Holdings Inc (a)	4,387	67
Halozyme Therapeutics Inc (a)	19,404	193		Quanex Building Products Corp	790	16
Idera Pharmaceuticals Inc (a)	14,522	25		Simpson Manufacturing Co Inc	8,590	351
ImmunoGen Inc (a)	15,101	42		Summit Materials Inc (a)	299,796	6,638
Immunomedics Inc (a)	14,313	38		Trex Co Inc (a)	71,978	3,491
Incyte Corp (a)	14,501	1,308		Universal Forest Products Inc	3,606	390
Infinity Pharmaceuticals Inc (a)	8,458	14		US Concrete Inc (a)	3,325	214
Innoviva Inc	9,777	126				$24,928
Inovio Pharmaceuticals Inc (a)	11,885	117		Chemicals - 0.83%
Insmed Inc (a)	144,322	1,653		Aceto Corp	5,026	129
Intellia Therapeutics Inc (a)	1,229	23		Balchem Corp	4,260	272
Intercept Pharmaceuticals Inc (a)	10,199	1,764		Chemours Co/The	20,677	192
Intrexon Corp (a)	21,836	553		Chemtura Corp (a)	4,428	124
Karyopharm Therapeutics Inc (a)	889	7		Codexis Inc (a)	5,548	24
Kite Pharma Inc (a)	6,973	395		Ferro Corp (a)	18,379	238
Lexicon Pharmaceuticals Inc (a)	31,263	510		GCP Applied Technologies Inc (a)	11,974	330
Ligand Pharmaceuticals Inc (a)	3,390	457		Hawkins Inc	335	14
Lion Biotechnologies Inc (a)	8,018	71		HB Fuller Co	10,156	473
Loxo Oncology Inc (a)	2,347	60		Ingevity Corp (a)	4,636	177
MacroGenics Inc (a)	55,213	1,689		Innophos Holdings Inc	4,166	179
Medicines Co/The (a)	87,314	3,415		KMG Chemicals Inc	719	20
Merrimack Pharmaceuticals Inc (a)	13,294	77		Koppers Holdings Inc (a)	2,867	91
Momenta Pharmaceuticals Inc (a)	2,744	31		Minerals Technologies Inc	3,961	259
Myriad Genetics Inc (a)	12,013	372		OMNOVA Solutions Inc (a)	4,745	45
NeoGenomics Inc (a)	96,414	841		PolyOne Corp	254,769	8,935
NewLink Genetics Corp (a)	2,905	31		Quaker Chemical Corp	1,298	124
Novavax Inc (a)	48,096	352		Rayonier Advanced Materials Inc	4,595	63
Omeros Corp (a)	140,257	1,649		Sensient Technologies Corp	6,024	445
OncoMed Pharmaceuticals Inc (a)	3,083	37		Stepan Co	1,244	80
Organovo Holdings Inc (a)	15,151	65		Univar Inc (a)	7,950	146
Otonomy Inc (a)	115,105	1,653				$12,360
OvaScience Inc (a)	745	4		Commercial Services - 6.36%
Pacific Biosciences of California Inc (a)	14,662	125		Advisory Board Co/The (a)	132,734	5,543
Paratek Pharmaceuticals Inc (a)	2,712	35		Alarm.com Holdings Inc (a)	80,092	2,301
Pfenex Inc (a)	3,008	24		Albany Molecular Research Inc (a)	2,703	39
PharmAthene Inc (a)	10,318	26		AMN Healthcare Services Inc (a)	36,889	1,560
Prothena Corp PLC (a)	72,961	4,016		Booz Allen Hamilton Holding Corp	37,200	1,149
Puma Biotechnology Inc (a)	4,395	219		Bright Horizons Family Solutions Inc (a)	314,233	21,077
Rigel Pharmaceuticals Inc (a)	13,209	30		Brink's Co/The	6,094	200
Sage Therapeutics Inc (a)	65,192	2,924		Capella Education Co	2,026	121
Sangamo BioSciences Inc (a)	12,146	77		Cardtronics PLC (a)	9,805	431
Spark Therapeutics Inc (a)	3,057	177		Care.com Inc (a)	3,619	40
Spectrum Pharmaceuticals Inc (a)	3,460	24		Carriage Services Inc	2,685	65
Stemline Therapeutics Inc (a)	438	3		CEB Inc	66,793	4,010
Syndax Pharmaceuticals Inc (a)	394	5		Cimpress NV (a)	77,288	7,327
Synthetic Biologics Inc (a)	13,319	23		Collectors Universe Inc	1,743	38
Theravance Biopharma Inc (a)	4,934	126		CorVel Corp (a)	1,974	89
Tobira Therapeutics Inc (a)	1,559	7		CoStar Group Inc (a)	37,497	7,796
Tokai Pharmaceuticals Inc (a)	1,744	2		Cotiviti Holdings Inc (a)	81,898	1,977
Trovagene Inc (a)	4,551	26		CPI Card Group Inc	2,579	12
Ultragenyx Pharmaceutical Inc (a)	162,083	10,258		Cross Country Healthcare Inc (a)	6,402	94
Veracyte Inc (a)	3,815	19		Deluxe Corp	9,527	644
Versartis Inc (a)	311	4		EVERTEC Inc	14,049	242
XBiotech Inc (a)	3,077	44		Forrester Research Inc	1,981	81
ZIOPHARM Oncology Inc (a)	74,092	360		Franklin Covey Co (a)	1,836	30
		$68,125		FTI Consulting Inc (a)	1,855	80
Building Materials - 1.67%				Global Payments Inc	84,137	6,281
AAON Inc	5,481	145		Grand Canyon Education Inc (a)	9,422	396
Apogee Enterprises Inc	98,951	4,626		Great Lakes Dredge & Dock Corp (a)	1,497	7
Armstrong Flooring Inc (a)	602	12		Green Dot Corp (a)	987	24

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Computers (continued)
Hackett Group Inc/The	4,652	$62		Unisys Corp (a)	6,212	$62
Healthcare Services Group Inc	187,686	7,284		USA Technologies Inc (a)	6,131	29
HealthEquity Inc (a)	9,659	285		Varonis Systems Inc (a)	2,218	57
HMS Holdings Corp (a)	18,202	362		Virtusa Corp (a)	5,149	140
Huron Consulting Group Inc (a)	1,334	82		Vocera Communications Inc (a)	3,621	54
INC Research Holdings Inc (a)	8,819	393				$46,254
Information Services Group Inc (a)	7,241	27		Consumer Products - 0.08%
Insperity Inc	3,525	277		Central Garden & Pet Co (a)	511	12
Kforce Inc	4,721	84		Central Garden & Pet Co - A Shares (a)	1,041	24
Korn/Ferry International	46,051	1,060		Helen of Troy Ltd (a)	5,524	550
Landauer Inc	1,922	80		Tumi Holdings Inc (a)	12,246	328
LendingTree Inc (a)	43,900	4,433		WD-40 Co	2,906	334
Liberty Tax Inc	1,438	20				$1,248
LifeLock Inc (a)	11,435	191		Cosmetics & Personal Care - 0.01%
Matthews International Corp	55,442	3,333		Avon Products Inc	12,611	51
Medifast Inc	2,067	73		Elizabeth Arden Inc (a)	4,010	56
Monro Muffler Brake Inc	4,247	266		Inter Parfums Inc	1,575	51
National Research Corp	1,858	28		Revlon Inc (a)	749	27
Neff Corp (a)	1,286	13
						$185
Nutrisystem Inc	111,214	3,289		Distribution & Wholesale - 1.16%
On Assignment Inc (a)	10,292	380		Beacon Roofing Supply Inc (a)	11,707	550
PAREXEL International Corp (a)	23,489	1,570
				Core-Mark Holding Co Inc	9,448	463
Patriot National Inc(a)	2,051	16		G-III Apparel Group Ltd (a)	4,645	186
Paylocity Holding Corp (a)	137,834	6,153
PFSweb Inc (a)	3,227	32		H&E Equipment Services Inc	303,102	5,644
				Pool Corp	63,880	6,534
Quad/Graphics Inc	3,055	78		SiteOne Landscape Supply Inc (a)	98,675	3,832
ServiceSource International Inc (a)	7,730	35
				Triton International Ltd/Bermuda	1,539	26
Sotheby's	4,079	132		Veritiv Corp (a)	194	8
SP Plus Corp (a)	3,158	76
Strayer Education Inc (a)	1,007	46				$17,243
Team Health Holdings Inc (a)	9,179	375		Diversified Financial Services - 1.46%
				Altisource Portfolio Solutions SA (a)	2,132	50
Team Inc (a)	4,878	135
				Bats Global Markets Inc	18,042	458
Travelport Worldwide Ltd	11,657	157
TriNetm GroupInc (a)	5,732	124		BGC Partners Inc	29,453	261
				Blackhawk Network Holdings Inc (a)	7,430	258
TrueBlue Inc (a)	2,751	61
Vectrus Inc (a)	653	20		Cohen & Steers Inc	2,842	122
				CoreLogic Inc/United States (a)	115,098	4,636
Viad Corp	2,245	78		Diamond Hill Investment Group Inc	577	110
Weight Watchers International Inc (a)	5,115	61
				Ellie Mae Inc (a)	5,930	546
WEX Inc (a)	22,121	2,072
				Evercore Partners Inc - Class A	8,076	409
		$94,897		Financial Engines Inc	7,236	191
Computers - 3.10%				GAIN Capital Holdings Inc	1,285	9
3D Systems Corp (a)	14,514	194
Agilysys Inc (a)	496	6		GAMCO Investors Inc	306	10
Barracuda Networks Inc (a)	4,375	97		Greenhill & Co Inc	3,679	73
CACI International Inc (a)	7,200	686		Hennessy Advisors Inc	641	22
Carbonite Inc (a)	3,916	43		Houlihan Lokey Inc	155,033	3,555
				Investment Technology Group Inc	1,045	17
Convergys Corp	10,773	287		LendingClub Corp (a)	19,641	91
Cray Inc (a)	9,022	285
Datalink Corp (a)	1,233	11		Medley Management Inc	1,161	9
				Moelis & Co	3,482	87
Diebold Inc	4,175	118		Nationstar Mortgage Holdings Inc (a)	2,856	36
Electronics For Imaging Inc (a)	153,944	6,818
EPAM Systems Inc (a)	154,518	10,854		OM Asset Management PLC	5,132	72
				Pzena Investment Management Inc	2,594	20
ExlService Holdings Inc(a)	7,451	369		Regional Management Corp (a)	357	7
Fleetmatics Group PLC (a)	5,303	228
				Silvercrest Asset Management Group Inc	1,616	20
Fortinet Inc(a)	110,712	3,841		Stifel Financial Corp (a)	105,964	3,746
Genpact Ltd (a)	303,025	8,112
Globant SA (a)	6,238	263		Virtu Financial Inc	104,805	1,803
				Waddell & Reed Financial Inc	1,030	19
Immersion Corp(a)	1,761	13		WageWorks Inc (a)	78,139	4,830
LivePerson Inc (a)	10,440	70
Lumentum Holdings Inc (a)	51,874	1,569		Westwood Holdings Group Inc	1,479	79
				WisdomTree Investments Inc	15,682	156
MAXIMUS Inc	144,957	8,541				$21,702
Mercury Systems Inc (a)	76,541	1,983
Mitek Systems Inc (a)	6,391	48		Electric - 0.03%
				EnerNOC Inc (a)	4,358	33
MTS Systems Corp	2,604	123		MGE Energy Inc	3,368	189
Qualys Inc (a)	3,703	116
Radisys Corp (a)	7,284	35		Ormat Technologies Inc	3,626	166
				Spark Energy Inc	859	21
Science Applications International Corp	8,847	537
SecureWorksCorp (a)	517	8				$409
Silicon Graphics International Corp (a)	6,759	36		Electrical Components & Equipment - 0.47%
				Advanced Energy Industries Inc (a)	33,511	1,364
Silver Spring Networks Inc (a)	6,842	86
Stratasys Ltd (a)	3,097	65		Belden Inc	8,400	615
Super Micro Computer Inc (a)	1,874	40		EnerSys	3,178	198
				Generac Holdings Inc (a)	50,732	1,917
Syntel Inc (a)	7,481	339
TeleTech Holdings Inc	3,187	91		General Cable Corp	8,329	123

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Electrical Components & Equipment (continued)				Environmental Control (continued)
Insteel Industries Inc	3,423	$119		Tetra Tech Inc	3,416	$113
Littelfuse Inc	2,997	375		US Ecology Inc	3,001	136
Novanta Inc (a)	2,047	32		Waste Connections Inc	262,425	19,545
Universal Display Corp (a)	32,707	2,317				$20,044
		$7,060		Food - 1.11%
Electronics - 1.98%				Amplify Snack Brands Inc (a)	27,968	399
Allied Motion Technologies Inc	1,338	30		B&G Foods Inc	12,093	624
Applied Optoelectronics Inc (a)	67,540	800		Blue Buffalo Pet Products Inc (a)	24,100	619
Badger Meter Inc	3,207	224		Calavo Growers Inc	3,347	220
Brady Corp	7,938	255		Cal-Maine Foods Inc	5,544	232
Coherent Inc (a)	10,651	1,130		Chefs' Warehouse Inc/The (a)	279,478	4,513
ESCO Technologies Inc	176,134	7,459		Darling Ingredients Inc (a)	9,183	145
FARO Technologies Inc (a)	972	34		Dean Foods Co	10,540	195
Fluidigm Corp (a)	5,808	61		Fairway Group Holdings Corp (a),(b)	4,759	—
II-VI Inc (a)	6,464	130		Fresh Del Monte Produce Inc	1,227	70
IMAX Corp (a)	227,888	7,200		J&J Snack Foods Corp	2,036	248
Imprivata Inc (a)	108,669	2,078		John B Sanfilippo & Son Inc	622	29
Itron Inc (a)	4,529	193		Lancaster Colony Corp	2,543	330
Mesa Laboratories Inc	566	65		Performance Food Group Co (a)	8,236	226
Methode Electronics Inc	8,020	281		Smart & Final Stores Inc (a)	3,249	45
NVE Corp	528	30		Tootsie Roll Industries Inc	3,265	121
Rogers Corp (a)	2,160	148		TreeHouse Foods Inc (a)	83,258	8,591
Sparton Corp (a)	248	5				$16,607
Stoneridge Inc (a)	5,351	89		Food Service - 0.22%
TASER International Inc (a)	7,062	204		AdvancePierre Foods Holdings Inc (a)	139,302	3,332
Watts Water Technologies Inc	3,503	217
Woodward Inc	152,621	8,934		Forest Products & Paper - 0.05%
		$29,567		Clearwater Paper Corp (a)	3,941	248
Energy - Alternate Sources - 0.01%				Deltic Timber Corp (c)	1,900	131
Pattern Energy Group Inc	6,264	153		Neenah Paper Inc	2,250	170
Renewable Energy Group Inc (a)	636	6		Orchids Paper Products Co	1,774	54
		$159		Schweitzer-Mauduit International Inc	2,533	96
Engineering & Construction - 1.31%						$699
Argan Inc	2,555	118		Gas - 0.01%
Comfort Systems USA Inc	8,287	252		Chesapeake Utilities Corp	231	15
Dycom Industries Inc (a)	146,609	13,788		New Jersey Resources Corp	942	35
EMCOR Group Inc	2,827	157		Southwest Gas Corp	1,315	102
Exponent Inc	3,462	176		WGL Holdings Inc	599	42
Granite Construction Inc	24,947	1,241				$194
Hill International Inc (a)	3,755	16		Hand & Machine Tools - 0.41%
IES Holdings Inc (a)	1,723	27		Franklin Electric Co Inc	9,057	351
MasTec Inc (a)	13,783	337		Lincoln Electric Holdings Inc	92,525	5,742
Mistras Group Inc (a)	3,327	83		Milacron Holdings Corp (a)	2,317	40
NV5 Global Inc (a)	1,167	38				$6,133
Orion Group Holdings Inc (a)	836	5		Healthcare - Products - 5.48%
Primoris Services Corp	7,524	136		Abaxis Inc	2,975	147
TopBuild Corp (a)	2,567	97		ABIOMED Inc (a)	5,287	624
Tutor Perini Corp (a)	123,463	3,102		Accuray Inc (a)	15,502	85
		$19,573		Align Technology Inc (a)	118,137	10,532
Entertainment - 1.49%				Analogic Corp	942	79
AMC Entertainment Holdings Inc	590	17		AtriCure Inc (a)	77,365	1,175
Carmike Cinemas Inc (a)	2,992	92		Atrion Corp	263	125
Churchill Downs Inc	22,669	2,973		Avinger Inc (a)	2,348	12
Dolby Laboratories Inc	21,018	1,057		AxoGen Inc (a)	5,322	36
DreamWorks Animation SKG Inc (a)	10,484	429		BioTelemetry Inc (a)	5,374	102
Eldorado Resorts Inc (a)	5,172	75		Cantel Medical Corp	29,037	1,944
Golden Entertainment Inc	865	12		Cardiovascular Systems Inc (a)	6,177	121
Isle of Capri Casinos Inc (a)	4,906	92		Cepheid (a)	78,582	2,777
Marriott Vacations Worldwide Corp	188	14		Cerus Corp (a)	16,683	123
National CineMedia Inc	426,619	6,647		ConforMIS Inc (a)	6,731	47
Penn National Gaming Inc (a)	140,030	2,103		CryoLife Inc	4,278	62
Pinnacle Entertainment Inc (a)	1,457	16		Cutera Inc (a)	2,999	32
Reading International Inc (a)	1,096	15		Cynosure Inc (a)	33,239	1,827
Red Rock Resorts Inc	5,694	131		DENTSPLY SIRONA Inc	25,064	1,605
Scientific Games Corp (a)	9,853	105		Endologix Inc (a)	10,988	155
SeaWorld Entertainment Inc	9,082	140		Entellus Medical Inc (a)	1,788	32
Six Flags Entertainment Corp	14,400	812		GenMark Diagnostics Inc (a)	7,691	82
Vail Resorts Inc	52,370	7,493		Genomic Health Inc (a)	3,357	97
		$22,223		Glaukos Corp (a)	111,890	3,912
Environmental Control - 1.34%				Globus Medical Inc (a)	15,331	352
Energy Recovery Inc (a)	6,639	71		HeartWare International Inc (a)	2,368	137
Heritage-Crystal Clean Inc (a)	1,458	18		Henry Schein Inc (a)	47,805	8,652
MSA Safety Inc	2,872	161		ICU Medical Inc (a)	2,336	273

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Healthcare - Services (continued)
IDEXX Laboratories Inc (a)	100,439	$9,420		WellCare Health Plans Inc (a)	30,725	$3,282
Inogen Inc (a)	11,339	609				$37,010
Insulet Corp (a)	7,759	275		Holding Companies - Diversified - 0.02%
Integer Holdings Corp (a)	55,301	1,228		HRG Group Inc (a)	16,050	239
Integra LifeSciences Holdings Corp (a)	21,167	1,783
Intersect ENT Inc (a)	4,923	78		Home Builders - 0.28%
iRadimed Corp (a)	1,170	23		Cavco Industries Inc (a)	1,154	115
IRIDEX Corp (a)	1,809	29		Century Communities Inc (a)	407	7
K2M Group Holdings Inc (a)	121,962	2,044		Installed Building Products Inc (a)	98,427	3,527
LeMaitre Vascular Inc	2,905	50		KB Home	6,672	105
Luminex Corp (a)	5,854	125		LGI Homes Inc (a)	2,837	97
Masimo Corp (a)	17,712	938		MDC Holdings Inc	2,033	54
Medgenics Inc (a)	4,287	25		Meritage Homes Corp (a)	340	12
Meridian Bioscience Inc	9,578	185		PICO Holdings Inc (a)	538	5
Merit Medical Systems Inc (a)	5,621	132		Taylor Morrison Home Corp (a)	5,785	94
MiMedx Group Inc (a)	18,270	137		TRI Pointe Group Inc (a)	5,374	72
NanoString Technologies Inc (a)	3,220	44		Winnebago Industries Inc	5,199	124
Natus Medical Inc (a)	4,403	173				$4,212
Nevro Corp (a)	138,644	11,467		Home Furnishings - 0.54%
Novadaq Technologies Inc (a)	159,112	1,696		American Woodmark Corp (a)	1,879	139
NuVasive Inc (a)	35,109	2,184		Bassett Furniture Industries Inc	1,288	33
NxStage Medical Inc (a)	26,737	591		DTS Inc/CA (a)	3,125	87
OraSure Technologies Inc (a)	11,104	76		Ethan Allen Interiors Inc	6,285	218
Orthofix International NV (a)	4,454	211		Hooker Furniture Corp	525	12
Oxford Immunotec Global PLC (a)	4,816	39		iRobot Corp (a)	6,405	243
Penumbra Inc (a)	69,816	4,769		La-Z-Boy Inc	5,874	178
Quidel Corp (a)	4,937	113		Select Comfort Corp (a)	10,417	249
Repligen Corp (a)	6,015	172		Tempur Sealy International Inc (a)	78,723	5,954
Rockwell Medical Inc (a)	8,712	70		TiVo Inc (a)	12,760	134
SeaSpine Holdings Corp (a)	1	—		Universal Electronics Inc (a)	9,923	768
Spectranetics Corp/The (a)	5,801	134
STAAR Surgical Co (a)	8,088	55				$8,015
Surmodics Inc (a)	2,615	72		Housewares - 0.00%
T2 Biosystems Inc (a)	2,570	15		Libbey Inc	770	14
Tandem Diabetes Care Inc (a)	4,286	28
				Insurance - 0.17%
Utah Medical Products Inc	735	48		American Independence Corp (a)	227	6
Vascular Solutions Inc (a)	3,211	147
(a)				AMERISAFE Inc	3,565	209
ViewRay Inc	2,368	9		Atlas Financial Holdings Inc (a)	46,140	794
Wright Medical Group NV (a)	32,900	722
(a)				Crawford & Co	2,536	28
Zeltiq Aesthetics Inc	198,894	6,752		eHealth Inc (a)	3,625	35
		$81,815		Essent Group Ltd (a)	10,113	242
Healthcare - Services - 2.48%				Maiden Holdings Ltd	5,035	70
AAC Holdings Inc (a)	2,082	47		National General Holdings Corp	7,897	163
Acadia Healthcare Co Inc (a)	133,680	7,553		National Interstate Corp	479	15
Addus HomeCare Corp (a)	686	13		Primerica Inc	9,601	494
Adeptus Health Inc (a)	2,419	108		RLI Corp	4,237	289
Air Methods Corp (a)	8,193	273		State National Cos Inc	986	11
Almost Family Inc (a)	605	24		Third Point Reinsurance Ltd (a)	763	10
Amedisys Inc (a)	6,209	332		Trupanion Inc (a)	2,707	41
American Renal Associates Holdings Inc (a)	1,702	41		United Insurance Holdings Corp	2,534	40
Amsurg Corp (a)	88,865	6,666		Universal Insurance Holdings Inc	4,521	98
Capital Senior Living Corp (a)	5,496	107
						$2,545
Chemed Corp	3,317	488		Internet - 3.86%
Civitas Solutions Inc (a)	3,048	65		1-800-Flowers.com Inc (a)	2,344	21
Ensign Group Inc/The	6,487	139		8x8 Inc (a)	395,137	5,432
HealthSouth Corp	26,022	1,120		Angie's List Inc (a)	7,820	63
ICON PLC (a)	72,254	5,612		Autobytel Inc (a)	690	10
Invitae Corp (a)	4,003	35		AVG Technologies NV (a)	10,435	258
Laboratory Corp of America Holdings (a)	17,510	2,444		Blucora Inc (a)	2,006	20
LHC Group Inc (a)	369	17
				Blue Nile Inc	2,191	64
Magellan Health Inc(a)	4,029	276		Boingo Wireless Inc (a)	3,890	36
Molina Healthcare Inc (a)	6,229	354		ChannelAdvisor Corp (a)	133,907	2,111
Natera Inc (a)	4,589	60		Chegg Inc (a)	324,020	1,746
Nobilis Health Corp (a)	3,493	10
				Cogent Communications Holdings Inc	370,581	15,834
Providence Service Corp/The(a)	2,501	121		comScore Inc (a)	82,868	2,151
Quorum Health Corp (a)	5,917	64		Corindus Vascular Robotics Inc (a)	12,273	18
RadNet Inc (a)	7,945	48		Criteo SA ADR(a)	15,805	698
Select Medical Holdings Corp (a)	6,766	78		DHI Group Inc (a)	9,946	73
Surgery Partners Inc (a)	2,349	43
				Endurance International Group Holdings Inc(a)	11,639	105
Surgical Care Affiliates Inc(a)	29,638	1,541
Teladoc Inc (a)	338,462	5,903		ePlus Inc (a)	906	76
US Physical Therapy Inc	2,315	138		Etsy Inc (a)	14,263	143
USMD Holdings Inc (a)	407	8
				Expedia Inc	42,581	4,967

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet (continued)				Machinery - Diversified (continued)
Global Eagle Entertainment Inc (a)	440,459	$3,612		Nordson Corp	49,850	$4,401
GrubHub Inc (a)	10,927	414		Tennant Co	34,810	2,231
HealthStream Inc (a)	4,982	121				$26,728
Intralinks Holdings Inc (a)	1,488	10		Media - 0.46%
Lionbridge Technologies Inc (a)	11,635	52		Central European Media Enterprises Ltd (a)	15,840	37
Marketo Inc (a)	5,619	198		Gray Television Inc (a)	37,004	366
MeetMe Inc (a)	7,786	50		Hemisphere Media Group Inc (a)	1,493	19
Mimecast Ltd (a)	64,673	713		Houghton Mifflin Harcourt Co (a)	11,225	190
New Media Investment Group Inc	1,583	28		Liberty Media Group - A Shares (a)	78,643	1,786
NIC Inc	14,795	345		Liberty Media Group - C Shares (a)	1,038	23
Pandora Media Inc (a)	261,111	3,551		MSG Networks Inc (a)	6,643	107
Perficient Inc (a)	4,945	110		Nexstar Broadcasting Group Inc	73,842	3,732
Q2 Holdings Inc (a)	55,076	1,635		Radio One Inc (a)	5,958	19
Quotient Technology Inc (a)	8,732	111		Sinclair Broadcast Group Inc	13,583	378
Reis Inc	1,413	36		Townsquare Media Inc (a)	904	7
RingCentral Inc (a)	386,516	8,902		tronc Inc (a)	3,445	52
Rubicon Project Inc/The (a)	3,129	44		Value Line Inc	418	8
Shutterfly Inc (a)	7,157	381		World Wrestling Entertainment Inc	6,812	134
Shutterstock Inc (a)	4,757	262				$6,858
Stamps.com Inc (a)	11,305	857		Metal Fabrication & Hardware - 0.51%
TechTarget Inc (a)	1,943	18		Advanced Drainage Systems Inc	4,722	126
TrueCar Inc (a)	9,716	91		Global Brass & Copper Holdings Inc	3,684	104
VASCO Data Security International Inc (a)	5,108	85		Mueller Industries Inc	8,741	298
VirnetX Holding Corp (a)	8,930	39		Mueller Water Products Inc - Class A	32,190	382
Wayfair Inc (a)	4,267	186		Omega Flex Inc	723	25
Web.com Group Inc (a)	8,049	152		RBC Bearings Inc (a)	82,439	6,268
WebMD Health Corp (a)	7,882	481		Rexnord Corp (a)	13,644	290
XO Group Inc (a)	4,994	91		Sun Hydraulics Corp	3,936	119
Zendesk Inc (a)	36,682	1,109
Zix Corp (a)	12,085	49				$7,612
				Mining - 0.09%
		$57,559		Century Aluminum Co (a)	602	5
Investment Companies - 0.00%				Coeur Mining Inc (a)	22,455	344
Real Industry Inc (a)	4,616	36		Gold Resource Corp	6,988	39
				Kaiser Aluminum Corp	1,764	146
Iron & Steel - 0.03%				United States Lime & Minerals Inc	29	2
ALJ Regional Holdings Inc (a)	4,708	23		US Silica Holdings Inc	22,949	791
Worthington Industries Inc	9,333	413				$1,327
		$436		Miscellaneous Manufacturers - 1.80%
Leisure Products & Services - 1.90%				Actuant Corp	6,617	157
Black Diamond Inc (a)	350,049	1,474		AZZ Inc	5,514	342
Callaway Golf Co	12,096	129		Carlisle Cos Inc	65,656	6,782
ClubCorp Holdings Inc	8,758	127		Chase Corp	1,244	75
Fox Factory Holding Corp (a)	4,414	85		CLARCOR Inc	9,350	582
Liberty TripAdvisor Holdings Inc (a)	542,858	12,850		EnPro Industries Inc	2,932	134
Lindblad Expeditions Holdings Inc (a)	294,715	2,929		Fabrinet (a)	8,137	307
Malibu Boats Inc (a)	50,413	687		GP Strategies Corp (a)	2,509	53
Marine Products Corp	3,021	28		Hexcel Corp	350,753	15,142
MCBC Holdings Inc	2,087	24		Hillenbrand Inc	12,129	392
Nautilus Inc (a)	5,986	113		John Bean Technologies Corp	19,441	1,301
Planet Fitness Inc (a)	483,090	9,903		Lydall Inc (a)	3,148	141
		$28,349		Myers Industries Inc	3,821	57
Lodging - 0.60%				Proto Labs Inc (a)	3,338	184
Boyd Gaming Corp (a)	11,177	219		Raven Industries Inc	4,296	89
Century Casinos Inc (a)	2,763	18		Smith & Wesson Holding Corp (a)	12,005	354
Diamond Resorts International Inc (a)	285,875	8,628		Standex International Corp	2,349	209
Interval Leisure Group Inc	4,844	87		Sturm Ruger & Co Inc	2,514	171
La Quinta Holdings Inc (a)	2,348	29		Trinseo SA	6,316	314
		$8,981				$26,786
Machinery - Construction & Mining - 0.22%				Office & Business Equipment - 0.00%
Astec Industries Inc	49,543	2,986		Eastman Kodak Co (a)	2,861	48
Hyster-Yale Materials Handling Inc	628	40
Joy Global Inc	10,200	282		Office Furnishings - 0.25%
		$3,308		Herman Miller Inc	12,392	406
Machinery - Diversified - 1.79%				HNI Corp	9,148	477
Alamo Group Inc	496	33		Interface Inc	12,478	223
Albany International Corp	569	24		Kimball International Inc	6,162	70
Altra Industrial Motion Corp	4,032	114		Knoll Inc	91,800	2,318
Applied Industrial Technologies Inc	3,982	187		Steelcase Inc	18,958	275
Gorman-Rupp Co/The	2,955	80				$3,769
IDEX Corp	152,551	13,698		Oil & Gas - 0.68%
Kadant Inc	485	27		Callon Petroleum Co (a)	155,223	1,768
Lindsay Corp	1,704	120		Carrizo Oil & Gas Inc (a)	7,557	248
Middleby Corp/The (a)	48,292	5,813		CVR Energy Inc	234	3

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
Diamondback Energy Inc (a)	8,000	$702		Ironwood Pharmaceuticals Inc (a)	23,025	$325
Evolution Petroleum Corp	4,606	25		Keryx Biopharmaceuticals Inc (a)	14,169	104
Isramco Inc (a)	141	11		La Jolla Pharmaceutical Co (a)	2,396	41
Matador Resources Co (a)	190,107	4,009		Lifevantage Corp (a)	2,590	36
Panhandle Oil and Gas Inc	1,417	23		Lipocine Inc (a)	2,913	11
Par Pacific Holdings Inc (a)	1,849	28		MannKind Corp (a)	57,068	57
Parsley Energy Inc (a)	29,700	847		MediciNova Inc (a)	5,225	32
Rice Energy Inc (a)	51,950	1,212		Minerva Neurosciences Inc (a)	2,815	31
Sanchez Energy Corp (a)	3,308	21		Mirati Therapeutics Inc (a)	1,997	9
Synergy Resources Corp (a)	195,894	1,276		MyoKardia Inc (a)	2,339	41
Trecora Resources (a)	2,798	32		NantKwest Inc (a)	313	2
		$10,205		Natural Health Trends Corp	1,526	51
Oil & Gas Services - 0.48%				Nektar Therapeutics (a)	17,516	303
Dril-Quip Inc (a)	60,269	3,281		Neogen Corp (a)	7,586	418
Flotek Industries Inc (a)	9,317	132		Neos Therapeutics Inc (a)	2,464	22
Oil States International Inc (a)	119,210	3,686		Neurocrine Biosciences Inc (a)	169,270	8,503
PHI Inc (a)	215	4		Ocular Therapeutix Inc (a)	3,547	16
TETRA Technologies Inc (a)	9,279	56		Omega Protein Corp (a)	542	12
		$7,159		Ophthotech Corp (a)	5,427	349
Packaging & Containers - 0.11%				Osiris Therapeutics Inc	2,946	15
AEP Industries Inc	711	57		Owens & Minor Inc	3,141	112
Berry Plastics Group Inc (a)	32,320	1,325		Pacira Pharmaceuticals Inc/DE (a)	4,971	180
KapStone Paper and Packaging Corp	4,328	62		Patheon NV (a)	20,925	541
Multi Packaging Solutions International Ltd (a)	3,734	54		Phibro Animal Health Corp	3,597	74
Multi-Color Corp	1,850	120		Portola Pharmaceuticals Inc (a)	114,499	2,972
		$1,618		PRA Health Sciences Inc (a)	5,792	269
Pharmaceuticals - 5.48%				Premier Inc (a)	188,423	6,161
AcelRx Pharmaceuticals Inc (a)	8,221	30		Prestige Brands Holdings Inc (a)	10,643	569
Adamas Pharmaceuticals Inc (a)	215,177	3,250		Progenics Pharmaceuticals Inc (a)	12,026	70
Aerie Pharmaceuticals Inc (a)	108,960	1,890		Proteostasis Therapeutics Inc (a)	1,114	12
Agile Therapeutics Inc (a)	3,300	23		Radius Health Inc (a)	69,466	3,274
Aimmune Therapeutics Inc (a)	178,688	2,142		Raptor Pharmaceutical Corp (a)	15,051	89
Akebia Therapeutics Inc (a)	1,890	17		Reata Pharmaceuticals Inc (a)	29,585	474
Akorn Inc (a)	225,710	7,726		Regulus Therapeutics Inc (a)	6,826	24
Amicus Therapeutics Inc (a)	526,230	3,537		Relypsa Inc (a)	5,118	163
Amphastar Pharmaceuticals Inc (a)	7,040	114		Sagent Pharmaceuticals Inc (a)	633	14
Ampio Pharmaceuticals Inc (a)	10,032	10		Sarepta Therapeutics Inc (a)	53,966	1,364
Anika Therapeutics Inc (a)	2,232	111		SciClone Pharmaceuticals Inc (a)	9,642	102
Anthera Pharmaceuticals Inc (a)	6,708	21		Seres Therapeutics Inc (a)	3,194	35
Array BioPharma Inc (a)	2,439	9		Sorrento Therapeutics Inc (a)	4,799	30
Avexis Inc (a)	851	32		Sucampo Pharmaceuticals Inc (a)	4,839	57
Axovant Sciences Ltd (a)	4,300	64		Supernus Pharmaceuticals Inc (a)	11,043	245
BeiGene Ltd ADR(a)	31,258	820		Synergy Pharmaceuticals Inc (a)	32,427	132
Bio-Path Holdings Inc (a)	18,623	32		Synutra International Inc (a)	2,673	9
BioScrip Inc (a)	4,698	12		Teligent Inc (a)	8,203	67
BioSpecifics Technologies Corp (a)	951	39		TESARO Inc (a)	60,226	5,615
Cara Therapeutics Inc (a)	506	3		TG Therapeutics Inc (a)	6,636	39
Catalent Inc (a)	13,475	344		TherapeuticsMD Inc (a)	19,050	148
Cidara Therapeutics Inc (a)	120	1		Titan Pharmaceuticals Inc (a)	4,352	22
Clovis Oncology Inc (a)	5,593	80		Trevena Inc (a)	7,873	49
Collegium Pharmaceutical Inc (a)	2,693	33		USANA Health Sciences Inc (a)	973	134
Concert Pharmaceuticals Inc (a)	1,180	14		Vanda Pharmaceuticals Inc (a)	6,449	74
Corcept Therapeutics Inc (a)	14,447	84		VCA Inc (a)	30,400	2,169
DBV Technologies SA ADR(a)	55,564	1,923		Vitae Pharmaceuticals Inc (a)	4,627	49
Depomed Inc (a)	8,268	157		Vital Therapies Inc (a)	4,166	26
DexCom Inc (a)	65,291	6,022		Voyager Therapeutics Inc (a)	887	13
Diplomat Pharmacy Inc (a)	278,945	10,023		vTv Therapeutics Inc (a)	1,344	8
Dyax Corp - Rights (a),(b)	211,240	235		Xencor Inc (a)	5,767	109
Eagle Pharmaceuticals Inc/DE (a)	1,528	66				$81,780
Egalet Corp (a)	1,537	11		Private Equity - 0.07%
FibroGen Inc (a)	9,324	178		GSV Capital Corp	165,539	892
Flexion Therapeutics Inc (a)	3,256	54		Kennedy-Wilson Holdings Inc	5,593	118
Global Blood Therapeutics Inc (a)	2,475	44				$1,010
GW Pharmaceuticals PLC ADR(a)	20,664	1,949		Real Estate - 0.10%
Heron Therapeutics Inc (a)	86,139	1,432		Alexander & Baldwin Inc	3,364	133
Heska Corp (a)	1,274	54		Consolidated-Tomoka Land Co	697	34
Horizon Pharma Plc (a)	21,923	423		Forestar Group Inc (a)	580	7
Ignyta Inc (a)	3,299	18		Four Corners Property Trust Inc	5,503	120
Immune Design Corp (a)	1,914	15		HFF Inc	4,873	137
Impax Laboratories Inc (a)	60,153	1,890		Marcus & Millichap Inc (a)	39,800	1,066
Inotek Pharmaceuticals Corp (a)	2,768	26		RMR Group Inc/The	1,381	47
Insys Therapeutics Inc (a)	4,091	64		Trinity Place Holdings Inc (a)	720	6
Intra-Cellular Therapies Inc (a)	21,732	886				$1,550

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS - 1.55%				Retail (continued)
Acadia Realty Trust	3,969	$149		Five Below Inc (a)	301,636	$15,386
Alexander's Inc	487	209		Francesca's Holdings Corp (a)	7,947	101
American Assets Trust Inc	3,817	175		Fred's Inc	749	12
Armada Hoffler Properties Inc	5,318	80		Freshpet Inc (a)	355,492	3,107
CareTrust REIT Inc	157,736	2,279		Genesco Inc (a)	1,349	94
Chesapeake Lodging Trust	2,148	54		GMS Inc (a)	76,345	1,928
City Office REIT Inc	2,824	38		GNC Holdings Inc	14,867	303
CoreSite Realty Corp	6,769	559		Group 1 Automotive Inc	642	40
CyrusOne Inc	55,790	3,058		Habit Restaurants Inc/The (a)	2,495	40
DuPont Fabros Technology Inc	14,640	700		Hibbett Sports Inc (a)	3,482	122
EastGroup Properties Inc	6,502	479		HSN Inc	4,233	217
Education Realty Trust Inc	93,167	4,486		Jack in the Box Inc	46,260	4,090
FelCor Lodging Trust Inc	16,319	104		Jamba Inc (a)	2,484	27
First Industrial Realty Trust Inc	6,790	200		Kate Spade & Co (a)	113,810	2,469
GEO Group Inc/The	2,155	75		Kirkland's Inc (a)	1,584	24
Global Medical REIT Inc	60,300	658		Lithia Motors Inc	87,773	7,574
Gramercy Property Trust	8,422	84		MarineMax Inc (a)	78,834	1,592
Hersha Hospitality Trust	435	8		Nathan's Famous Inc (a)	664	32
iStar Inc (a)	12,998	135		Ollie's Bargain Outlet Holdings Inc (a)	213,584	5,583
LTC Properties Inc	6,952	372		Outerwall Inc	4,292	226
Medical Properties Trust Inc	18,342	288		Papa John's International Inc	107,684	7,963
Monmouth Real Estate Investment Corp	6,612	91		Party City Holdco Inc (a)	2,463	39
National Health Investors Inc	7,466	587		PetMed Express Inc	3,971	82
National Storage Affiliates Trust	720	15		Pier 1 Imports Inc	3,679	19
Orchid Island Capital Inc	814	9		Popeyes Louisiana Kitchen Inc (a)	2,934	168
Pennsylvania Real Estate Investment Trust	2,641	67		Potbelly Corp (a)	4,779	62
Physicians Realty Trust	15,185	330		PriceSmart Inc	43,558	3,392
Potlatch Corp	5,497	210		Red Robin Gourmet Burgers Inc (a)	51,528	2,492
PS Business Parks Inc	4,101	455		Ruth's Hospitality Group Inc	6,296	101
QTS Realty Trust Inc	81,644	4,674		Shake Shack Inc (a)	2,889	116
Retail Opportunity Investments Corp	15,476	353		Sonic Corp	6,371	171
Rexford Industrial Realty Inc	7,427	170		Sportsman's Warehouse Holdings Inc (a)	4,911	50
Ryman Hospitality Properties Inc	5,878	331		Stein Mart Inc	6,253	54
Sabra Health Care REIT Inc	1,409	34		Tailored Brands Inc	2,841	42
Saul Centers Inc	1,635	110		Texas Roadhouse Inc	163,138	7,703
STAG Industrial Inc	9,300	236		Tile Shop Holdings Inc (a)	443,676	7,564
Terreno Realty Corp	4,363	121		Tilly's Inc (a)	119,861	682
UMH Properties Inc	1,634	20		Urban Outfitters Inc (a)	55,800	1,668
Universal Health Realty Income Trust	2,312	138		Vera Bradley Inc (a)	3,008	44
Urban Edge Properties	17,978	538		Vitamin Shoppe Inc (a)	534	16
Urstadt Biddle Properties Inc	4,896	121		Wingstop Inc	2,940	76
Washington Real Estate Investment Trust	6,279	215		Zoe's Kitchen Inc (a)	176,447	6,271
WP Glimcher Inc	5,344	68				$113,425
		$23,083		Savings & Loans - 0.34%
Retail - 7.60%				Banc of California Inc	7,039	156
American Eagle Outfitters Inc	167,378	2,999		BofI Holding Inc (a)	143,680	2,417
Asbury Automotive Group Inc (a)	2,707	165		Greene County Bancorp Inc	273	4
Ascena Retail Group Inc (a)	7,799	63		Hingham Institution for Savings	135	18
Big Lots Inc	10,140	539		Home Bancorp Inc	297	8
Biglari Holdings Inc (a)	35	15		Meridian Bancorp Inc	1,627	24
BJ's Restaurants Inc (a)	5,667	220		Northfield Bancorp Inc	853	13
Bloomin' Brands Inc	23,504	423		Pacific Premier Bancorp Inc (a)	100,493	2,427
BMC Stock Holdings Inc (a)	6,365	129		Westfield Financial Inc	729	6
Bob Evans Farms Inc/DE	3,753	138				$5,073
Bojangles' Inc (a)	2,167	38		Semiconductors - 4.66%
Buckle Inc/The	1,926	53		Advanced Micro Devices Inc (a)	42,487	291
Buffalo Wild Wings Inc (a)	40,000	6,718		Ambarella Inc (a)	15,561	902
Build-A-Bear Workshop Inc (a)	634	9		Amkor Technology Inc (a)	2,508	16
Burlington Stores Inc (a)	64,100	4,904		Applied Micro Circuits Corp (a)	13,534	89
Carrols Restaurant Group Inc (a)	5,827	71		Cabot Microelectronics Corp	1,542	81
Cato Corp/The	648	23		Cavium Inc (a)	235,111	10,973
Cheesecake Factory Inc/The	9,207	476		CEVA Inc (a)	3,763	113
Chico's FAS Inc	15,871	191		Cirrus Logic Inc (a)	102,364	4,974
Children's Place Inc/The	4,123	345		Entegris Inc (a)	11,996	205
Chuy's Holdings Inc (a)	77,538	2,614		Exar Corp (a)	1,614	13
Cracker Barrel Old Country Store Inc	2,457	387		Fairchild Semiconductor International Inc (a)	10,469	207
Dave & Buster's Entertainment Inc (a)	235,727	10,490		FormFactor Inc (a)	7,396	69
Del Frisco's Restaurant Group Inc (a)	805	12		GigPeak Inc (a)	3,833	7
Denny's Corp (a)	15,334	171		Inphi Corp (a)	52,640	1,852
DineEquity Inc	1,379	112		Integrated Device Technology Inc (a)	72,741	1,600
Diversified Restaurant Holdings Inc (a)	86,789	104		IPG Photonics Corp (a)	26,086	2,199
Duluth Holdings Inc (a)	1,837	46		Lattice Semiconductor Corp (a)	21,505	129
Finish Line Inc/The	1,687	37		MACOM Technology Solutions Holdings Inc	300,502	11,873
First Cash Financial Services Inc	3,723	191		(a)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Semiconductors (continued)				Software (continued)
MaxLinear Inc (a)	45,681	$996		Proofpoint Inc (a)	186,400	$14,143
Mellanox Technologies Ltd (a)	105,572	4,664		Qlik Technologies Inc (a)	207,448	6,265
Microsemi Corp (a)	311,213	12,137		Quality Systems Inc	9,882	121
MKS Instruments Inc	9,577	437		RealPage Inc (a)	7,320	184
Monolithic Power Systems Inc	81,711	5,942		Sapiens International Corp NV	5,032	64
Nanometrics Inc (a)	3,780	76		SPS Commerce Inc (a)	101,338	6,417
Power Integrations Inc	3,708	212		Synchronoss Technologies Inc (a)	170,131	6,353
Rambus Inc (a)	8,699	118		Take-Two Interactive Software Inc (a)	225,531	9,062
Semtech Corp (a)	13,461	342		TubeMogul Inc (a)	4,216	47
Sigma Designs Inc (a)	72,422	485		Tyler Technologies Inc (a)	3,800	619
Silicon Laboratories Inc (a)	118,570	6,318		Ultimate Software Group Inc/The (a)	86,058	17,995
Silicon Motion Technology Corp ADR	29,600	1,530		Veeva Systems Inc (a)	161,190	6,124
Synaptics Inc (a)	7,882	409		Workiva Inc (a)	4,163	58
Tessera Technologies Inc	7,673	247		Xactly Corp (a)	70,182	871
Ultratech Inc (a)	520	13		Xura Inc (a)	4,489	112
		$69,519		Zedge Inc (a)	146	1
Software - 15.66%						$233,536
2U Inc (a)	502,762	17,586		Storage & Warehousing - 0.01%
ACI Worldwide Inc (a)	24,384	483		Mobile Mini Inc	4,443	145
Acxiom Corp (a)	5,171	119		Wesco Aircraft Holdings Inc (a)	2,595	33
Amber Road Inc (a)	3,505	31				$178
American Software Inc/GA	5,374	59		Telecommunications - 2.15%
Apigee Corp (a)	3,127	39		A10 Networks Inc (a)	8,804	69
Appfolio Inc (a)	1,647	27		Acacia Communications Inc (a)	967	63
Aspen Technology Inc (a)	285,278	11,950		ADTRAN Inc	9,322	170
Atlassian Corp PLC (a)	167,326	5,015		Aerohive Networks Inc (a)	4,458	33
Avid Technology Inc (a)	4,576	30		Arista Networks Inc (a)	44,930	3,202
Benefitfocus Inc (a)	2,406	103		CalAmp Corp (a)	7,037	100
Blackbaud Inc	258,329	17,269		Ciena Corp (a)	138,487	2,657
Bottomline Technologies de Inc (a)	4,741	100		Clearfield Inc (a)	2,184	44
Brightcove Inc (a)	6,247	65		CommScope Holding Co Inc (a)	60,102	1,800
Broadridge Financial Solutions Inc	161,958	10,961		Consolidated Communications Holdings Inc	7,038	197
BroadSoft Inc (a)	317,548	14,235		DigitalGlobe Inc (a)	171,393	4,620
Callidus Software Inc (a)	7,633	157		EarthLink Holdings Corp	20,213	137
Castlight Health Inc (a)	8,818	33		Extreme Networks Inc (a)	19,755	77
CommVault Systems Inc (a)	8,426	436		FairPoint Communications Inc (a)	3,277	53
Computer Programs & Systems Inc	2,178	86		General Communication Inc (a)	5,374	83
Cornerstone OnDemand Inc (a)	62,922	2,717		Gigamon Inc (a)	52,953	2,474
CSG Systems International Inc	7,696	310		Globalstar Inc (a)	42,775	51
Cvent Inc (a)	7,774	254		GTT Communications Inc (a)	163,110	3,349
Ebix Inc	5,957	318		IDT Corp - Class B	2,204	34
Envestnet Inc (a)	156,426	5,971		Infinera Corp (a)	13,381	117
Epiq Systems Inc	2,103	34		Infoblox Inc (a)	7,654	143
Everyday Health Inc (a)	70,364	574		Inteliquent Inc	6,062	125
Exa Corp (a)	3,064	45		InterDigital Inc/PA	7,033	415
Fair Isaac Corp	44,525	5,639		Leap Wireless International Inc - Rights	5,801	18
Five9 Inc (a)	6,519	82		(a),(b),(c)
Guidewire Software Inc (a)	225,104	13,837		LogMeIn Inc (a)	14,909	1,281
Hortonworks Inc (a)	7,125	83		Loral Space & Communications Inc (a)	2,324	82
HubSpot Inc (a)	142,153	7,760		Lumos Networks Corp (a)	534	6
Imperva Inc (a)	70,337	3,314		NeoPhotonics Corp (a)	1,431	18
inContact Inc (a)	10,889	151		NETGEAR Inc (a)	5,256	270
InnerWorkings Inc (a)	6,998	60		NeuStar Inc (a)	5,632	142
Inovalon Holdings Inc (a)	68,731	1,280		Numerex Corp (a)	903	7
Instructure Inc (a)	2,067	45		Oclaro Inc (a)	706,903	4,050
Interactive Intelligence Group Inc (a)	232,208	12,528		ORBCOMM Inc (a)	10,825	115
j2 Global Inc	9,442	631		Plantronics Inc	7,287	351
Jive Software Inc (a)	11,752	45		RigNet Inc (a)	250	3
Majesco (a)	1,981	11		Shenandoah Telecommunications Co	8,760	360
Medidata Solutions Inc (a)	121,715	6,469		ShoreTel Inc (a)	3,527	26
MicroStrategy Inc (a)	24,603	4,303		Silicom Ltd	480	17
MINDBODY Inc (a)	2,799	49		Sonus Networks Inc (a)	2,114	18
Model N Inc (a)	132,221	1,707		Ubiquiti Networks Inc (a)	5,881	263
Monotype Imaging Holdings Inc	261,913	5,183		ViaSat Inc (a)	5,244	387
NantHealth Inc (a)	51,747	523		Vonage Holdings Corp (a)	763,104	4,525
New Relic Inc (a)	4,078	140		West Corp	3,320	73
Nuance Communications Inc (a)	47,400	762		Windstream Holdings Inc	1,515	14
Omnicell Inc (a)	27,335	1,057				$32,039
Paycom Software Inc (a)	9,471	447		Textiles - 0.02%
PDF Solutions Inc (a)	4,747	78		Culp Inc	2,164	62
Pegasystems Inc	44,708	1,248		G&K Services Inc	2,003	160
Planet Payment Inc (a)	9,513	45		UniFirst Corp/MA	709	83
Press Ganey Holdings Inc (a)	212,898	8,499
Progress Software Corp (a)	4,022	117				$305

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Transportation - 1.26%
Air Transport Services Group Inc (a)	1,758	$25
Echo Global Logistics Inc (a)	4,707	117
Forward Air Corp	4,027	186
Genesee & Wyoming Inc (a)	87,036	5,636
Heartland Express Inc	6,272	116
Hub Group Inc (a)	6,861	281
Kirby Corp (a)	88,104	4,801
Knight Transportation Inc	240,473	7,173
Matson Inc	2,636	99
Radiant Logistics Inc (a)	5,212	16
Swift Transportation Co (a)	14,952	288
Universal Logistics Holdings Inc	1,481	22
YRC Worldwide Inc (a)	1,627	19
		$18,779
Water - 0.04%
American States Water Co	3,282	142
California Water Service Group	5,595	189
Connecticut Water Service Inc	427	22
Global Water Resources Inc	1,448	12
Middlesex Water Co	2,406	99
York Water Co/The	2,003	63
		$527
TOTAL COMMON STOCKS		$1,393,542
INVESTMENT COMPANIES - 5.32%	Shares Held	Value (000's)
Money Market Funds - 5.32%
BlackRock Liquidity Funds FedFund Portfolio	518,488	518
Cash Account Trust - Government & Agency	2,034,776	2,035
Portfolio - Government Cash Managed
First American Government Obligations Fund	76,764,699	76,765
		$79,318
TOTAL INVESTMENT COMPANIES		$79,318
Total Investments		$1,472,860
Other Assets and Liabilities - 1.27%		$18,898
TOTAL NET ASSETS - 100.00%		$1,491,758

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$253 or 0.02% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $149 or 0.01% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		25.63%
Technology		23.42%
Consumer, Cyclical		15.02%
Industrial		13.64%
Financial		6.96%
Communications		6.47%
Investment Companies		5.32%
Energy		1.17%
Basic Materials		1.00%
Utilities		0.08%
Diversified		0.02%
Other Assets and Liabilities		1.27%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2016	Long	857	$101,350	$104,297	$2,947
Total					$2,947

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2016 (unaudited)

COMMON STOCKS - 97.81%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.02%				Banks (continued)
Harte-Hanks Inc	81,632	$135		Talmer Bancorp Inc	109,940	$2,311
Sizmek Inc (a)	33,654	92		Texas Capital Bancshares Inc (a)	79,187	3,844
		$227		Tompkins Financial Corp	21,252	1,546
Aerospace & Defense - 1.05%				TrustCo Bank Corp NY	164,733	1,092
AAR Corp	56,348	1,361		UMB Financial Corp	72,552	4,020
Aerojet Rocketdyne Holdings Inc (a)	119,444	2,253		United Bankshares Inc/WV	111,838	4,283
Aerovironment Inc (a)	35,395	1,004		United Community Banks Inc/GA	121,277	2,333
Cubic Corp	37,694	1,539		Walker & Dunlop Inc (a)	46,860	1,109
Kaman Corp	46,684	2,015		Westamerica Bancorporation	43,987	2,069
Moog Inc (a)	56,662	3,120		Wilshire Bancorp Inc	122,427	1,315
National Presto Industries Inc	8,385	751		Wintrust Financial Corp	88,942	4,696
		$12,043				$96,330
Agriculture - 0.35%				Biotechnology - 1.76%
Andersons Inc/The	45,310	1,676		Acorda Therapeutics Inc (a)	79,466	2,009
Universal Corp/VA	39,189	2,324		AMAG Pharmaceuticals Inc (a)	59,649	1,582
				ANI Pharmaceuticals Inc (a)	13,085	793
		$4,000		Cambrex Corp (a)	55,166	2,891
Airlines - 0.80%				Emergent BioSolutions Inc (a)	53,902	1,800
Allegiant TravelCo	22,238	2,886		Ligand Pharmaceuticals Inc (a)	32,685	4,409
Hawaiian Holdings Inc (a)	82,273	3,746		Medicines Co/The (a)	120,009	4,694
SkyWest Inc	88,643	2,550		Momenta Pharmaceuticals Inc (a)	109,092	1,228
		$9,182		Spectrum Pharmaceuticals Inc (a)	105,079	722
Apparel - 1.06%
Crocs Inc (a)	126,526	1,433				$20,128
Iconix Brand Group Inc (a)	83,723	603		Building Materials - 2.46%
Oxford Industries Inc	25,435	1,454		AAON Inc	68,599	1,817
Perry Ellis International Inc (a)	20,160	432		Apogee Enterprises Inc	49,659	2,322
Steven Madden Ltd (a)	95,999	3,362		Boise Cascade Co (a)	66,846	1,816
Unifi Inc (a)	25,850	699		Drew Industries Inc	42,271	3,872
				Gibraltar Industries Inc (a)	51,303	1,810
Wolverine World Wide Inc	171,732	4,206
		$12,189		Griffon Corp	63,498	1,088
				Headwaters Inc (a)	127,741	2,541
Automobile Parts & Equipment - 1.02%				PGT Inc (a)	83,979	1,008
American Axle & Manufacturing Holdings Inc	131,963	2,297
(a)				Quanex Building Products Corp	59,087	1,181
Dorman Products Inc (a)	51,942	3,309		Simpson Manufacturing Co Inc	70,848	2,891
				Trex Co Inc (a)	50,596	2,454
Gentherm Inc (a)	62,842	2,109
Motorcar Parts of America Inc (a)	31,614	886		Universal Forest Products Inc	35,019	3,786
				US Concrete Inc (a)	23,849	1,538
Standard Motor Products Inc	34,061	1,428
Superior Industries International Inc	38,568	1,179				$28,124
Titan International Inc	75,430	499		Chemicals - 2.63%
		$11,707		A Schulman Inc	50,368	1,476
Banks - 8.41%				Aceto Corp	51,035	1,312
Ameris Bancorp	48,067	1,594		American Vanguard Corp	44,248	658
Banner Corp	35,436	1,479		Balchem Corp	54,468	3,479
Boston Private Financial Holdings Inc	143,076	1,734		Calgon Carbon Corp	87,265	1,204
Cardinal Financial Corp	55,918	1,440		Chemours Co/The	313,039	2,911
Central Pacific Financial Corp	53,593	1,315		Hawkins Inc	16,390	701
				HB Fuller Co	86,161	4,012
City Holding Co	25,861	1,208		Ingevity Corp (a)	72,626	2,779
Columbia Banking System Inc	100,058	3,034
Community Bank System Inc	76,094	3,358		Innophos Holdings Inc	33,385	1,438
Customers Bancorp Inc (a)	43,387	1,117		Innospec Inc	41,350	2,079
				Intrepid Potash Inc (a)	97,078	125
CVB Financial Corp	172,950	2,845		Koppers Holdings Inc (a)	35,573	1,125
First BanCorp/Puerto Rico (a)	202,182	928
				Kraton Performance Polymers Inc (a)	53,200	1,591
First Commonwealth Financial Corp	153,059	1,477
First Financial Bancorp	106,708	2,274		Quaker Chemical Corp	22,832	2,184
First Financial Bankshares Inc	113,949	3,894		Rayonier Advanced Materials Inc	74,661	1,028
First Midwest Bancorp Inc/IL	140,292	2,619		Stepan Co	31,575	2,031
First NBC Bank Holding Co (a)	27,315	520				$30,133
Glacier Bancorp Inc	131,391	3,624		Coal - 0.10%
				Cloud Peak Energy Inc (a)	105,679	360
Great Western Bancorp Inc	101,234	3,358
Hanmi Financial Corp	55,633	1,364		SunCoke Energy Inc	110,677	845
Home BancShares Inc/AR	210,678	4,397				$1,205
Hope Bancorp Inc	132,914	2,043		Commercial Services - 5.20%
Independent Bank Corp/Rockland MA	45,371	2,278		ABM Industries Inc	96,758	3,600
LegacyTexas Financial Group Inc	75,615	2,156		Albany Molecular Research Inc (a)	38,429	555
NBT Bancorp Inc	74,100	2,210		American Public Education Inc (a)	27,696	793
OFG Bancorp	75,752	804		AMN Healthcare Services Inc (a)	82,857	3,505
Old National Bancorp/IN	232,531	3,060		Brink's Co/The	85,095	2,793
Opus Bank	32,508	1,049		Capella Education Co	18,330	1,097
Pinnacle Financial Partners Inc	66,755	3,545		Cardtronics PLC (a)	78,005	3,431
S&T Bancorp Inc	60,205	1,535		Career Education Corp (a)	117,905	815
ServisFirst Bancshares Inc	37,529	1,900		CDI Corp	24,587	155
Simmons First National Corp	49,308	2,266		CorVel Corp (a)	17,560	794
Southside Bancshares Inc	42,061	1,287		Cross Country Healthcare Inc (a)	56,522	826

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Diversified Financial Services (continued)
Forrester Research Inc	17,221	$705		PRA Group Inc (a)	79,918	$2,227
Green Dot Corp (a)	74,602	1,805		Virtus Investment Partners Inc	10,311	869
Healthcare Services Group Inc	124,827	4,845		WageWorks Inc (a)	62,501	3,863
HealthEquity Inc (a)	60,970	1,800		World Acceptance Corp (a)	14,442	628
Heidrick & Struggles International Inc	30,080	585				$22,261
HMS Holdings Corp (a)	145,169	2,886		Electric - 1.59%
Insperity Inc	28,037	2,201		ALLETE Inc	79,917	5,102
Kelly Services Inc	51,300	1,050		Avista Corp	109,038	4,743
Korn/Ferry International	98,809	2,274		El Paso Electric Co	69,836	3,330
Landauer Inc	16,566	691		NorthWestern Corp	83,137	5,050
LendingTree Inc (a)	11,885	1,200				$18,225
Matthews International Corp	55,266	3,322		Electrical Components & Equipment - 1.47%
Medifast Inc	16,142	569		Advanced Energy Industries Inc (a)	68,259	2,779
Monro Muffler Brake Inc	55,628	3,483		Encore Wire Corp	35,698	1,340
Monster Worldwide Inc (a)	153,415	388		EnerSys	74,626	4,653
Navigant Consulting Inc (a)	82,175	1,620		General Cable Corp	84,947	1,251
Nutrisystem Inc	50,257	1,487		Littelfuse Inc	38,680	4,836
On Assignment Inc (a)	82,873	3,062		Powell Industries Inc	15,133	557
Rent-A-Center Inc/TX	91,584	989		SPX Corp (a)	71,773	1,087
Resources Connection Inc	63,413	945		Vicor Corp (a)	28,450	302
Strayer Education Inc (a)	19,241	880				$16,805
Team Inc (a)	50,905	1,405
TrueBlue Inc (a)	73,244	1,636		Electronics - 3.61%
				American Science & Engineering Inc	12,302	454
Universal Technical Institute Inc	36,535	87		Badger Meter Inc	25,078	1,749
Viad Corp	34,933	1,216		Bel Fuse Inc	15,212	312
		$59,495		Benchmark Electronics Inc (a)	85,060	1,994
Computers - 2.51%				Brady Corp	80,593	2,590
Agilysys Inc (a)	26,151	299		Coherent Inc (a)	41,900	4,444
CACI International Inc (a)	41,950	3,999		CTS Corp	56,510	1,080
Ciber Inc (a)	125,258	175		Electro Scientific Industries Inc (a)	47,788	324
Cray Inc (a)	70,313	2,219		ESCO Technologies Inc	44,402	1,880
Electronics For Imaging Inc (a)	81,248	3,598		FARO Technologies Inc (a)	28,725	1,002
Engility Holdings Inc (a)	29,795	865		II-VI Inc (a)	91,516	1,839
ExlService Holdings Inc (a)	57,742	2,859		Itron Inc (a)	65,375	2,791
Insight Enterprises Inc (a)	63,316	1,684		Methode Electronics Inc	63,670	2,230
LivePerson Inc (a)	85,200	569		OSI Systems Inc (a)	30,313	1,803
Lumentum Holdings Inc (a)	81,807	2,475		Park Electrochemical Corp	34,905	565
Mercury Systems Inc (a)	69,051	1,790		Plexus Corp (a)	57,521	2,643
MTS Systems Corp	28,295	1,342		Rofin-Sinar Technologies Inc (a)	48,874	1,544
Qualys Inc (a)	42,166	1,324		Rogers Corp (a)	31,055	2,125
Super Micro Computer Inc (a)	64,281	1,385		Sanmina Corp (a)	127,018	3,219
Sykes Enterprises Inc (a)	66,892	2,053		TASER International Inc (a)	90,720	2,627
TeleTech Holdings Inc	28,220	805		TTM Technologies Inc (a)	112,312	1,118
Virtusa Corp (a)	46,975	1,278		Watts Water Technologies Inc	48,059	2,972
		$28,719				$41,305
Consumer Products - 0.61%				Energy - Alternate Sources - 0.22%
Central Garden & Pet Co (a)	17,049	414		FutureFuel Corp	39,218	449
Central Garden & Pet Co - A Shares (a)	57,171	1,303		Green Plains Inc	62,383	1,415
Tumi Holdings Inc (a)	96,862	2,591		REX American Resources Corp (a)	9,506	626
WD-40 Co	22,974	2,641				$2,490
		$6,949		Engineering & Construction - 1.23%
Cosmetics & Personal Care - 0.08%				Aegion Corp (a)	60,560	1,243
Inter Parfums Inc	29,464	959		Comfort Systems USA Inc	64,165	1,949
				Dycom Industries Inc (a)	54,070	5,085
Distribution & Wholesale - 1.17%				Exponent Inc	44,772	2,275
Anixter International Inc (a)	49,031	3,005		MYR Group Inc (a)	31,441	776
Core-Mark Holding Co Inc	79,809	3,908		Orion Group Holdings Inc (a)	47,094	266
Essendant Inc	64,091	1,284		TopBuild Corp (a)	66,343	2,505
G-III Apparel Group Ltd (a)	69,187	2,770
ScanSource Inc (a)	44,270	1,816				$14,099
Veritiv Corp (a)	14,077	594		Entertainment - 0.36%
				Marriott Vacations Worldwide Corp	42,348	3,231
		$13,377		Scientific Games Corp (a)	87,404	931
Diversified Financial Services - 1.94%						$4,162
Calamos Asset Management Inc	29,749	207		Environmental Control - 0.44%
Encore Capital Group Inc (a)	40,937	999
Enova International Inc (a)	46,330	421		Tetra Tech Inc	99,930	3,291
				US Ecology Inc	37,554	1,701
Evercore Partners Inc - Class A	68,446	3,468				$4,992
Financial Engines Inc	91,220	2,407		Food - 1.97%
Greenhill & Co Inc	47,856	949		B&G Foods Inc	108,055	5,575
Interactive Brokers Group Inc - A Shares	100,448	3,500		Calavo Growers Inc	25,564	1,682
INTL. FCStone Inc (a)	25,953	756
				Cal-Maine Foods Inc	53,566	2,244
Investment Technology Group Inc	57,285	957		Darling Ingredients Inc (a)	283,881	4,480
Piper Jaffray Cos (a)	24,431	1,010
				J&J Snack Foods Corp	25,372	3,085

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Food (continued)				Home Furnishings - 1.13%
Sanderson Farms Inc	34,272	$3,002		American Woodmark Corp (a)	23,583	$1,751
Seneca Foods Corp - Class A (a)	10,365	406		Daktronics Inc	66,759	432
SpartanNash Co	64,640	2,036		DTS Inc/CA (a)	30,168	838
		$22,510		Ethan Allen Interiors Inc	44,023	1,529
Forest Products & Paper - 0.77%				iRobot Corp (a)	47,385	1,797
Clearwater Paper Corp (a)	29,506	1,856		La-Z-Boy Inc	86,065	2,601
Deltic Timber Corp (b)	18,433	1,270		Select Comfort Corp (a)	80,534	1,922
Neenah Paper Inc	28,869	2,178		Universal Electronics Inc (a)	24,895	1,925
PH Glatfelter Co	75,047	1,550		VOXX International Corp (a)	34,376	91
Schweitzer-Mauduit International Inc	52,701	1,993				$12,886
		$8,847		Insurance - 2.78%
Gas - 1.86%				American Equity Investment Life Holding Co	141,931	2,261
Northwest Natural Gas Co	47,425	3,080		AMERISAFE Inc	33,089	1,937
Piedmont Natural Gas Co Inc	139,857	8,363		eHealth Inc (a)	28,896	276
South Jersey Industries Inc	137,097	4,371		Employers Holdings Inc	55,963	1,596
Spire Inc	78,714	5,463		HCI Group Inc	15,030	453
		$21,277		Horace Mann Educators Corp	69,215	2,366
Hand & Machine Tools - 0.22%				Infinity Property & Casualty Corp	19,073	1,565
Franklin Electric Co Inc	66,097	2,559		Navigators Group Inc/The	19,053	1,785
				ProAssurance Corp	91,762	4,740
Healthcare - Products - 4.36%				RLI Corp	65,541	4,468
Abaxis Inc	36,484	1,804		Safety Insurance Group Inc	24,317	1,549
Analogic Corp	21,349	1,794		Selective Insurance Group Inc	99,436	3,894
AngioDynamics Inc (a)	45,621	757		Stewart Information Services Corp	40,282	1,724
BioTelemetry Inc (a)	48,218	917		United Fire Group Inc	36,731	1,543
Cantel Medical Corp	61,865	4,142		United Insurance Holdings Corp	30,918	490
CONMED Corp	44,519	1,809		Universal Insurance Holdings Inc	55,545	1,208
CryoLife Inc	44,445	648				$31,855
Cynosure Inc (a)	40,577	2,230		Internet - 1.70%
Haemonetics Corp (a)	88,050	2,670		8x8 Inc (a)	154,166	2,120
ICU Medical Inc (a)	24,966	2,915		Blucora Inc (a)	71,349	728
Inogen Inc (a)	25,078	1,348		Blue Nile Inc	20,025	582
Integer Holdings Corp (a)	43,561	967		Cogent Communications Holdings Inc	70,999	3,034
Integra LifeSciences Holdings Corp (a)	50,078	4,220		DHI Group Inc (a)	71,556	522
Invacare Corp	52,030	599		ePlus Inc (a)	9,657	812
Luminex Corp (a)	66,540	1,426		FTD Cos Inc (a)	30,597	774
Masimo Corp (a)	76,050	4,028		HealthStream Inc (a)	42,144	1,021
Meridian Bioscience Inc	72,580	1,405		Liquidity Services Inc (a)	42,404	343
Merit Medical Systems Inc (a)	76,433	1,792		NIC Inc	105,738	2,466
MiMedx Group Inc (a)	171,965	1,288		Perficient Inc (a)	62,280	1,384
Natus Medical Inc (a)	57,126	2,247		QuinStreet Inc (a)	61,893	225
NuVasive Inc (a)	85,963	5,347		Shutterstock Inc (a)	32,599	1,796
Repligen Corp (a)	58,027	1,660		Stamps.com Inc (a)	27,086	2,053
Surmodics Inc (a)	22,451	616		VASCO Data Security International Inc (a)	51,476	860
Vascular Solutions Inc (a)	29,965	1,374		XO Group Inc (a)	41,140	750
Zeltiq Aesthetics Inc (a)	55,809	1,895				$19,470
		$49,898		Iron & Steel - 0.23%
Healthcare - Services - 2.29%				AK Steel Holding Corp (a)	410,848	2,695
Adeptus Health Inc (a)	23,255	1,036
Air Methods Corp (a)	60,228	2,005		Leisure Products & Services - 0.18%
Almost Family Inc (a)	15,035	598		Arctic Cat Inc	22,516	351
Amedisys Inc (a)	48,424	2,593		Callaway Golf Co	162,050	1,734
Chemed Corp	28,560	4,202				$2,085
Ensign Group Inc/The	80,603	1,733		Lodging - 0.79%
Healthways Inc (a)	54,237	913		Belmond Ltd (a)	150,624	1,731
Kindred Healthcare Inc	146,900	1,801		Boyd Gaming Corp (a)	139,211	2,730
LHC Group Inc (a)	22,507	1,019		Interval Leisure Group Inc	191,240	3,438
Magellan Health Inc (a)	42,468	2,908		Marcus Corp/The	32,408	718
Providence Service Corp/The (a)	21,020	1,017		Monarch Casino & Resort Inc (a)	18,727	437
Quorum Health Corp (a)	50,845	554				$9,054
Select Medical Holdings Corp (a)	181,127	2,083		Machinery - Construction & Mining - 0.17%
Surgical Care Affiliates Inc (a)	46,934	2,441		Astec Industries Inc	32,591	1,965
US Physical Therapy Inc	21,568	1,286
		$26,189		Machinery - Diversified - 1.33%
Home Builders - 0.83%				Alamo Group Inc	16,180	1,086
Cavco Industries Inc (a)	14,323	1,423		Albany International Corp	49,680	2,103
Installed Building Products Inc (a)	28,647	1,026		Applied Industrial Technologies Inc	67,322	3,161
LGI Homes Inc (a)	25,431	873		Briggs & Stratton Corp	74,754	1,699
M/I Homes Inc (a)	42,554	960		Chart Industries Inc (a)	52,771	1,584
MDC Holdings Inc	67,633	1,780		DXP Enterprises Inc (a)	21,905	364
Meritage Homes Corp (a)	64,180	2,336		Lindsay Corp	18,583	1,304
Winnebago Industries Inc	46,389	1,102		SPX FLOW Inc (a)	71,914	1,962
		$9,500

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Machinery - Diversified (continued)				Oil & Gas Services (continued)
Tennant Co	30,471	$1,953		TETRA Technologies Inc (a)	156,014	$938
		$15,216				$11,757
Media - 0.63%				Packaging & Containers - 0.31%
EW Scripps Co/The (a)	92,024	1,561		KapStone Paper and Packaging Corp	148,168	2,116
Gannett Co Inc	201,013	2,565		Multi-Color Corp	22,630	1,461
Scholastic Corp	45,952	1,889				$3,577
World Wrestling Entertainment Inc	59,106	1,167		Pharmaceuticals - 2.10%
		$7,182		Anika Therapeutics Inc (a)	24,721	1,234
Metal Fabrication & Hardware - 0.60%				Depomed Inc (a)	105,395	1,999
CIRCOR International Inc	28,326	1,613		Diplomat Pharmacy Inc (a)	62,596	2,249
Haynes International Inc	21,532	818		Enanta Pharmaceuticals Inc (a)	22,891	515
Mueller Industries Inc	98,545	3,354		Impax Laboratories Inc (a)	119,690	3,761
Olympic Steel Inc	15,691	450		Lannett Co Inc (a)	48,177	1,504
TimkenSteel Corp	65,601	657		Nektar Therapeutics (a)	235,056	4,064
		$6,892		Neogen Corp (a)	64,730	3,570
Mining - 0.97%				PharMerica Corp (a)	53,016	1,408
Century Aluminum Co (a)	85,603	650		Phibro Animal Health Corp	31,947	659
Kaiser Aluminum Corp	31,015	2,569		Sagent Pharmaceuticals Inc (a)	41,353	897
Materion Corp	34,555	913		SciClone Pharmaceuticals Inc (a)	86,094	909
Stillwater Mining Co (a)	208,853	3,195		Supernus Pharmaceuticals Inc (a)	59,676	1,326
US Silica Holdings Inc	109,541	3,776				$24,095
		$11,103		Real Estate - 0.50%
Miscellaneous Manufacturers - 2.85%				Forestar Group Inc (a)	58,483	718
Actuant Corp	101,569	2,412		Four Corners Property Trust Inc	92,966	2,018
AZZ Inc	44,710	2,776		HFF Inc	59,778	1,686
Barnes Group Inc	87,056	3,302		RE/MAX Holdings Inc	30,440	1,319
EnPro Industries Inc	37,474	1,714				$5,741
Fabrinet (a)	52,847	1,995		REITS - 6.67%
Federal Signal Corp	104,296	1,371		Acadia Realty Trust	123,523	4,652
Harsco Corp	138,171	1,353		Agree Realty Corp	40,775	2,068
Hillenbrand Inc	108,702	3,517		American Assets Trust Inc	68,143	3,126
John Bean Technologies Corp	50,398	3,373		Capstead Mortgage Corp	165,510	1,647
LSB Industries Inc (a)	35,405	410		CareTrust REIT Inc	99,902	1,444
Lydall Inc (a)	29,544	1,320		Cedar Realty Trust Inc	129,550	1,042
Myers Industries Inc	37,808	565		Chesapeake Lodging Trust	103,646	2,619
Proto Labs Inc (a)	40,833	2,247		CoreSite Realty Corp	52,635	4,344
Raven Industries Inc	62,503	1,298		Cousins Properties Inc	344,317	3,663
Standex International Corp	22,091	1,962		DiamondRock Hospitality Co	346,460	3,402
Sturm Ruger & Co Inc	32,711	2,224		EastGroup Properties Inc	55,509	4,087
Tredegar Corp	42,807	758		Education Realty Trust Inc	1	—
		$32,597		Franklin Street Properties Corp	153,814	1,972
Office Furnishings - 0.18%				GEO Group Inc/The	127,596	4,416
Interface Inc	112,937	2,017		Getty Realty Corp	45,358	1,031
				Government Properties Income Trust	122,693	2,927
Oil & Gas - 1.15%				Kite Realty Group Trust	143,804	4,373
Atwood Oceanics Inc	100,599	1,075		Lexington Realty Trust	364,874	3,966
Bill Barrett Corp (a)	86,803	518		LTC Properties Inc	65,404	3,501
Bonanza Creek Energy Inc (a)	70,190	57		Parkway Properties Inc/MD	140,685	2,444
Carrizo Oil & Gas Inc (a)	94,296	3,093		Pennsylvania Real Estate Investment Trust	119,838	3,049
Contango Oil & Gas Co (a)	38,167	352		PS Business Parks Inc	33,629	3,729
Northern Oil and Gas Inc (a)	92,509	366		Retail Opportunity Investments Corp	183,402	4,187
PDC Energy Inc (a)	79,899	4,376		Sabra Health Care REIT Inc	112,597	2,692
Synergy Resources Corp (a)	334,129	2,175		Saul Centers Inc	19,637	1,319
Unit Corp (a)	88,703	1,109		Summit Hotel Properties Inc	150,494	2,134
		$13,121		Universal Health Realty Income Trust	21,151	1,262
Oil & Gas Services - 1.03%				Urstadt Biddle Properties Inc	50,392	1,245
Archrock Inc	120,113	1,070				$76,341
Basic Energy Services Inc (a)	67,862	48		Retail - 5.88%
Bristow Group Inc	60,338	652		Asbury Automotive Group Inc (a)	38,212	2,323
CARBO Ceramics Inc	33,994	479		Barnes & Noble Education Inc (a)	67,422	779
Era Group Inc (a)	33,855	297		Barnes & Noble Inc	104,362	1,365
Exterran Corp (a)	60,619	771		Big 5 Sporting Goods Corp	31,675	334
Flotek Industries Inc (a)	92,856	1,319		Biglari Holdings Inc (a)	1,818	755
Geospace Technologies Corp (a)	22,990	379		BJ's Restaurants Inc (a)	34,126	1,325
Gulf Island Fabrication Inc	23,219	196		Bob Evans Farms Inc/DE	34,156	1,256
Gulfmark Offshore Inc (a)	44,488	129		Buckle Inc/The	48,293	1,323
Helix Energy Solutions Group Inc (a)	172,508	1,370		Caleres Inc	75,312	1,982
Matrix Service Co (a)	45,911	761		Cash America International Inc	41,407	1,774
Newpark Resources Inc (a)	145,095	917		Cato Corp/The	44,685	1,598
Pioneer Energy Services Corp (a)	111,580	351		Children's Place Inc/The	32,558	2,721
SEACOR Holdings Inc (a)	27,466	1,552		Chuy's Holdings Inc (a)	28,531	962
Tesco Corp	79,817	528		DineEquity Inc	28,583	2,326
				Express Inc (a)	118,081	1,766

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Software (continued)
EZCORP Inc (a)	87,934	$797		Bottomline Technologies de Inc (a)	65,385	$1,380
Fiesta Restaurant Group Inc (a)	46,520	1,039		Computer Programs & Systems Inc	18,432	731
Finish Line Inc/The	72,838	1,583		CSG Systems International Inc	55,959	2,253
First Cash Financial Services Inc	48,719	2,500		Digi International Inc (a)	44,630	496
Five Below Inc (a)	94,401	4,815		Ebix Inc	44,079	2,350
Francesca's Holdings Corp (a)	69,830	888		Epiq Systems Inc	56,256	919
Fred's Inc	60,397	960		Interactive Intelligence Group Inc (a)	30,469	1,644
Genesco Inc (a)	36,070	2,504		ManTech International Corp/VA	42,299	1,671
Group 1 Automotive Inc	36,179	2,255		Medidata Solutions Inc (a)	98,839	5,253
Haverty Furniture Cos Inc	34,704	640		MicroStrategy Inc (a)	16,197	2,833
Hibbett Sports Inc (a)	38,604	1,348		Monotype Imaging Holdings Inc	70,145	1,388
Kirkland's Inc (a)	24,775	378		Omnicell Inc (a)	61,959	2,397
Lithia Motors Inc	41,100	3,546		Progress Software Corp (a)	86,798	2,522
Lumber Liquidators Holdings Inc (a)	46,749	703		Quality Systems Inc	76,790	943
MarineMax Inc (a)	41,986	848		Synchronoss Technologies Inc (a)	69,421	2,592
Movado Group Inc	28,231	638		Take-Two Interactive Software Inc (a)	146,340	5,880
Outerwall Inc	29,696	1,564		Tangoe Inc (a)	64,618	523
Papa John's International Inc	47,540	3,516				$41,252
PetMed Express Inc	34,817	722		Storage & Warehousing - 0.22%
Popeyes Louisiana Kitchen Inc (a)	37,768	2,163		Mobile Mini Inc	76,676	2,493
Red Robin Gourmet Burgers Inc (a)	23,541	1,138
Regis Corp (a)	64,227	863		Telecommunications - 2.13%
Ruby Tuesday Inc (a)	103,828	419		ADTRAN Inc	84,476	1,537
Ruth's Hospitality Group Inc	58,212	930		ATN International Inc	18,654	1,371
Sonic Automotive Inc	49,545	901		Black Box Corp	25,907	354
Sonic Corp	83,752	2,254		CalAmp Corp (a)	63,056	895
Stage Stores Inc	46,692	277		Cincinnati Bell Inc (a)	362,359	1,812
Stein Mart Inc	51,198	440		Comtech Telecommunications Corp	40,205	525
Tailored Brands Inc	83,887	1,229		Consolidated Communications Holdings Inc	87,380	2,442
Tuesday Morning Corp (a)	76,835	606		General Communication Inc (a)	50,527	778
Vera Bradley Inc (a)	35,028	510		Harmonic Inc (a)	133,383	439
Vitamin Shoppe Inc (a)	41,864	1,225		Inteliquent Inc	58,790	1,208
Zumiez Inc (a)	32,545	553		Iridium Communications Inc (a)	140,038	1,258
		$67,341		Ixia (a)	107,179	1,233
Savings & Loans - 1.66%				LogMeIn Inc (a)	43,121	3,704
Astoria Financial Corp	157,440	2,310		Lumos Networks Corp (a)	40,163	470
Banc of California Inc	84,728	1,879		NETGEAR Inc (a)	56,175	2,889
Bank Mutual Corp	73,076	558		Spok Holdings Inc	35,545	657
BofI Holding Inc (a)	98,991	1,665		Viavi Solutions Inc (a)	401,095	2,860
Brookline Bancorp Inc	121,438	1,383				$24,432
Dime Community Bancshares Inc	53,180	920		Textiles - 0.51%
Northfield Bancorp Inc	67,575	1,009		G&K Services Inc	34,079	2,734
Northwest Bancshares Inc	175,700	2,620		UniFirst Corp/MA	26,373	3,082
Oritani Financial Corp	66,155	1,073				$5,816
Provident Financial Services Inc	102,056	2,057		Transportation - 1.75%
Sterling Bancorp/DE	207,237	3,500		ArcBest Corp	41,732	781
		$18,974		Atlas Air Worldwide Holdings Inc (a)	42,799	1,850
Semiconductors - 3.76%				Celadon Group Inc	47,634	393
Brooks Automation Inc	118,371	1,483		Echo Global Logistics Inc (a)	43,149	1,068
Cabot Microelectronics Corp	40,806	2,147		Forward Air Corp	52,524	2,431
CEVA Inc (a)	35,259	1,060		Heartland Express Inc	101,941	1,888
Cirrus Logic Inc (a)	107,346	5,216		Hornbeck Offshore Services Inc (a)	55,556	443
Cohu Inc	43,573	460		Hub Group Inc (a)	59,030	2,417
Diodes Inc (a)	66,689	1,234		Knight Transportation Inc	105,155	3,137
DSP Group Inc (a)	37,465	406		Marten Transport Ltd	39,710	860
Exar Corp (a)	83,870	703		Matson Inc	74,621	2,789
Kopin Corp (a)	108,112	252		Roadrunner Transportation Systems Inc (a)	52,219	395
Kulicke & Soffa Industries Inc (a)	121,403	1,525		Saia Inc (a)	43,146	1,246
MKS Instruments Inc	92,064	4,206		Tidewater Inc	81,193	347
Monolithic Power Systems Inc	63,942	4,650				$20,045
Nanometrics Inc (a)	42,088	843		Trucking & Leasing - 0.13%
Power Integrations Inc	49,683	2,835		Greenbrier Cos Inc/The	44,101	1,448
QLogic Corp (a)	143,497	2,227
Rambus Inc (a)	189,885	2,567		Water - 0.48%
Rovi Corp (a)	141,605	2,664		American States Water Co	63,056	2,724
Rudolph Technologies Inc (a)	53,268	939		California Water Service Group	82,756	2,791
Semtech Corp (a)	112,607	2,862				$5,515
Tessera Technologies Inc	79,470	2,554		TOTAL COMMON STOCKS		$1,119,963
Ultratech Inc (a)	46,075	1,126
Veeco Instruments Inc (a)	68,731	1,153		INVESTMENT COMPANIES - 1.95%	Shares Held	Value(000	's)
				Exchange Traded Funds - 0.34%
		$43,112		iShares Core S&P Small-Cap ETF	32,322	3,944
Software - 3.60%
Blackbaud Inc	81,933	5,477

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2016 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value (000's)
Money Market Funds - 1.61%
BlackRock Liquidity Funds FedFund Portfolio	18,399,399	$18,399

TOTAL INVESTMENT COMPANIES		$22,343
Total Investments		$1,142,306
Other Assets and Liabilities - 0.24%		$2,714
TOTAL NET ASSETS - 100.00%		$1,145,020

(a) Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $1,270 or 0.11% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		21.96%
Consumer, Non-cyclical		18.72%
Industrial		17.62%
Consumer, Cyclical		14.12%
Technology		9.87%
Basic Materials		4.61%
Communications		4.48%
Utilities		3.93%
Energy		2.50%
Investment Companies		1.95%
Other Assets and Liabilities		0.24%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2016	Long	194	$22,824	$23,610	$786
Total					$786

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS - 94.02%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.02%				Automobile Parts & Equipment (continued)
Harte-Hanks Inc	49,345	$82		Tower International Inc	3,849	$89
Marchex Inc (a)	31,750	101		Visteon Corp	12,330	864
MDC Partners Inc	7,646	97				$6,574
Sizmek Inc (a)	3,360	9		Banks - 11.27%
		$289		1st Constitution Bancorp (a)	926	12
Aerospace & Defense - 0.80%				1st Source Corp	29,527	992
AAR Corp	53,939	1,304		Access National Corp	1,684	37
Aerojet Rocketdyne Holdings Inc (a)	14,385	271		ACNB Corp	1,020	26
Aerovironment Inc (a)	9,172	260		Allegiance Bancshares Inc (a)	2,063	52
Arotech Corp (a)	9,039	25		American National Bankshares Inc	2,197	58
Cubic Corp	21,240	868		American River Bankshares (a)	5,499	56
Curtiss-Wright Corp	20,427	1,817		Ameris Bancorp	1,196	40
Ducommun Inc (a)	15,222	295		AmeriServ Financial Inc	22,099	69
Esterline Technologies Corp (a)	40,102	2,439		Ames National Corp	1,738	47
Kaman Corp	9,599	414		Arrow Financial Corp	6,048	191
KLX Inc (a)	7,060	228		ASB Bancorp Inc (a)	600	15
Kratos Defense & Security Solutions Inc (a)	69,338	306		Associated Banc-Corp	119,165	2,216
LMI Aerospace Inc (a)	971	8		BancFirst Corp	1,479	97
Moog Inc (a)	9,640	531		Bancorp Inc/The (a)	6,523	35
National Presto Industries Inc	837	75		BancorpSouth Inc	49,452	1,179
SIFCO Industries Inc (a)	610	5		Bank of Commerce Holdings	1,302	9
Teledyne Technologies Inc (a)	6,006	630		Bank of Florida Corp (a),(b),(c)	6,269	—
Triumph Group Inc	14,285	440		Bank of Marin Bancorp	1,217	60
		$9,916		Bankwell Financial Group Inc	815	18
Agriculture - 0.21%				Banner Corp	15,520	647
Alico Inc	635	19		Bar Harbor Bankshares	1,590	59
Alliance One International Inc (a)	8,180	142		BCB Bancorp Inc	1,563	17
Andersons Inc/The	17,676	653		Blue Hills Bancorp Inc	8,822	125
Tejon Ranch Co (a)	2,440	64		BNC Bancorp	4,571	111
Turning Point Brands Inc (a)	471	5		Boston Private Financial Holdings Inc	75,129	911
Universal Corp/VA	24,751	1,468		Bridge Bancorp Inc	3,008	88
Vector Group Ltd	11,136	246		Bryn Mawr Bank Corp	7,242	212
		$2,597		C&F Financial Corp	551	25
Airlines - 0.25%				Camden National Corp	1,951	85
Copa Holdings SA	19,923	1,335		Capital Bank Financial Corp	1,263	38
SkyWest Inc	63,251	1,820		Capital City Bank Group Inc	14,309	205
Virgin America Inc (a)	142	8		Cardinal Financial Corp	12,832	331
				Carolina Bank Holdings Inc (a)	378	7
		$3,163
				Carolina Financial Corp	1,753	34
Apparel - 0.37%				Cascade Bancorp (a)	20,990	119
Deckers Outdoor Corp (a)	18,378	1,213
Delta Apparel Inc (a)	8,140	194		Cass Information Systems Inc	1,253	65
Iconix Brand Group Inc (a)	55,294	398		Cathay General Bancorp	39,337	1,179
Lakeland Industries Inc (a)	6,346	64		CenterState Banks Inc	16,021	267
Perry Ellis International Inc (a)	22,537	483		Central Pacific Financial Corp	22,150	544
Rocky Brands Inc	8,535	94		Central Valley Community Bancorp	1,499	22
Sequential Brands Group Inc (a)	12,907	105		Century Bancorp Inc/MA	841	36
Superior Uniform Group Inc	8,321	134		Chemical Financial Corp	22,105	915
Unifi Inc (a)	22,951	620		Chemung Financial Corp	538	17
Weyco Group Inc	1,659	46		Citizens & Northern Corp	8,037	171
Wolverine World Wide Inc	52,180	1,279		Citizens First Corp	300	5
				City Holding Co	3,346	156
		$4,630		CNB Financial Corp/PA	4,521	84
Automobile Manufacturers - 0.02%				Codorus Valley Bancorp Inc	1,909	40
Blue Bird Corp (a)	1,368	19
				Colony Bankcorp Inc (a)	706	7
Navistar International Corp (a)	6,205	80
Wabash National Corp (a)	12,103	175		Columbia Banking System Inc	7,760	235
				Community Bank System Inc	31,779	1,403
		$274		Community Trust Bancorp Inc	2,877	100
Automobile Parts & Equipment - 0.53%				Community West Bancshares	1,308	10
Cooper Tire & Rubber Co	16,866	556		ConnectOne Bancorp Inc	13,366	226
Cooper-Standard Holding Inc (a)	696	62
				County Bancorp Inc	277	6
Dana Inc	40,642	554		CU Bancorp (a)	4,406	104
Douglas Dynamics Inc	8,916	239		Customers Bancorp Inc (a)	1,925	50
Federal-Mogul Holdings Corp (a)	73,074	646
				CVB Financial Corp	13,465	222
Meritor Inc(a)	11,590	97		Eagle Bancorp Inc (a)	1,614	83
Metaldyne Performance Group Inc	1,441	23		Eastern Virginia Bankshares Inc	851	6
Miller Industries Inc/TN	18,895	405		Enterprise Bancorp Inc/MA	1,698	40
Modine Manufacturing Co (a)	51,943	499
				Enterprise Financial Services Corp	5,674	163
Motorcar Parts of America Inc(a)	351	10		Equity Bancshares Inc (a)	1,242	28
Spartan Motors Inc	62,793	533		Evans Bancorp Inc	387	10
Standard Motor Products Inc	6,161	258		Farmers Capital Bank Corp	6,172	183
Strattec Security Corp	2,040	91		Farmers National Banc Corp	4,257	41
Superior Industries International Inc	37,626	1,150		FCB Financial Holdings Inc (a)	7,118	249
Supreme Industries Inc	17,259	290		Fidelity Southern Corp	11,180	192
Titan International Inc	31,396	208		Financial Institutions Inc	14,517	390

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
First Bancorp Inc/ME	2,108	$47		OFG Bancorp	86,268	$915
First BanCorp/Puerto Rico (a)	102,628	471		Old Line Bancshares Inc	1,432	27
First Bancorp/Southern Pines NC	17,758	332		Old National Bancorp/IN	449,670	5,918
First Bancshares Inc/The	1,620	28		Old Second Bancorp Inc	17,204	130
First Busey Corp	20,988	472		Opus Bank	1,128	36
First Business Financial Services Inc	5,942	141		Orrstown Financial Services Inc	1,267	25
First Citizens BancShares Inc/NC	1,848	480		Pacific Continental Corp	6,187	90
First Commonwealth Financial Corp	129,269	1,247		Pacific Mercantile Bancorp (a)	2,623	18
First Community Bancshares Inc/VA	21,528	493		PacWest Bancorp	7,024	290
First Community Financial Partners Inc (a)	2,327	21		Park National Corp	1,777	159
First Connecticut Bancorp Inc/Farmington CT	7,932	128		Park Sterling Corp	38,290	296
First Financial Bancorp	412,010	8,780		Patriot National Bancorp Inc (a)	212	3
First Financial Bankshares Inc	3,207	110		Peapack Gladstone Financial Corp	3,198	64
First Financial Corp/IN	5,971	229		Penns Woods Bancorp Inc	911	39
First Foundation Inc (a)	1,526	36		Peoples Bancorp Inc/OH	15,036	338
First Internet Bancorp	889	21		Peoples Bancorp of North Carolina Inc	1,797	37
First Interstate BancSystem Inc	10,494	305		Peoples Financial Services Corp	1,311	52
First Merchants Corp	355,453	9,312		People's Utah Bancorp	2,756	49
First Mid-Illinois Bancshares Inc	983	25		Pinnacle Financial Partners Inc	16,950	900
First Midwest Bancorp Inc/IL	139,251	2,600		Popular Inc	34,526	1,163
First NBC Bank Holding Co (a)	9,772	186		Preferred Bank/Los Angeles CA	4,672	152
First Northwest Bancorp (a)	1,900	25		Premier Financial Bancorp Inc	9,975	178
First of Long Island Corp/The	2,643	80		PrivateBancorp Inc	17,502	774
First United Corp (a)	1,489	15		Prosperity Bancshares Inc	276,781	14,141
FirstMerit Corp	70,291	1,493		QCR Holdings Inc	2,319	69
FNB Corp/PA	165,200	1,974		Renasant Corp	24,748	797
Franklin Financial Network Inc (a)	1,462	50		Republic Bancorp Inc/KY	10,253	305
Fulton Financial Corp	216,676	2,958		Republic First Bancorp Inc (a)	5,761	25
German American Bancorp Inc	4,971	169		S&T Bancorp Inc	27,447	700
Glacier Bancorp Inc	19,861	548		Sandy Spring Bancorp Inc	33,944	1,013
Great Southern Bancorp Inc	2,298	90		SB Financial Group Inc	2,685	30
Great Western Bancorp Inc	17,067	567		Select Bancorp Inc (a)	2,142	17
Green Bancorp Inc (a)	3,917	38		Shore Bancshares Inc	2,147	25
Guaranty Bancorp	5,709	96		Sierra Bancorp	22,563	403
Guaranty Federal Bancshares Inc	541	9		Simmons First National Corp	3,916	180
Hancock Holding Co	56,278	1,631		South State Corp	3,160	230
Hanmi Financial Corp	8,195	201		Southern First Bancshares Inc (a)	1,338	37
Hawthorn Bancshares Inc	1,750	24		Southern National Bancorp of Virginia Inc	3,871	52
Heartland Financial USA Inc	6,563	241		Southside Bancshares Inc	5,655	173
Heritage Commerce Corp	11,054	117		Southwest Bancorp Inc	18,619	362
Heritage Financial Corp/WA	10,562	185		State Bank Financial Corp	7,742	169
Heritage Oaks Bancorp	5,141	42		Stock Yards Bancorp Inc	2,839	84
Hilltop Holdings Inc (a)	49,427	1,076		Stonegate Bank	4,687	148
Home BancShares Inc/AR	3,852	80		Suffolk Bancorp	2,075	68
Hope Bancorp Inc	32,055	492		Summit Financial Group Inc	1,426	28
Horizon Bancorp/IN	2,696	74		Summit State Bank	804	11
IBERIABANK Corp	39,135	2,444		Sun Bancorp Inc/NJ	2,489	53
Independent Bank Corp/MI	18,748	288		Sussex Bancorp	1,215	18
Independent Bank Corp/Rockland MA	3,457	174		Synovus Financial Corp	7,577	231
Independent Bank Group Inc	2,828	119		Talmer Bancorp Inc	1,782	37
International Bancshares Corp	77,150	2,116		TCF Financial Corp	81,241	1,104
Kearny Financial Corp/MD	49,259	642		Texas Capital Bancshares Inc (a)	8,655	420
Lakeland Bancorp Inc	22,280	265		TierOne Corp (a),(b),(c)	2,447	—
Lakeland Financial Corp	94,905	4,873		Tompkins Financial Corp	4,069	296
LCNB Corp	1,507	27		Towne Bank/Portsmouth VA	12,271	282
LegacyTexas Financial Group Inc	5,927	169		TriCo Bancshares	6,317	165
Macatawa Bank Corp	11,054	86		TriState Capital Holdings Inc (a)	11,366	162
MainSource Financial Group Inc	38,220	851		Triumph Bancorp Inc (a)	2,819	49
MB Financial Inc	67,192	2,579		TrustCo Bank Corp NY	25,048	166
MBT Financial Corp	18,951	170		Trustmark Corp	73,109	1,908
Mercantile Bank Corp	11,685	294		UMB Financial Corp	8,314	461
Merchants Bancshares Inc/VT	1,251	40		Umpqua Holdings Corp	118,052	1,799
Mid Penn Bancorp Inc	119	2		Union Bankshares Corp	356,101	9,557
Middleburg Financial Corp	804	23		Union Bankshares Inc/Morrisville VT	66	2
Midland States Bancorp Inc	630	14		United Bancshares Inc/OH	900	17
MidSouth Bancorp Inc	743	8		United Bankshares Inc/WV	8,782	336
MidWestOne Financial Group Inc	2,564	74		United Community Banks Inc/GA	15,098	290
National Bank Holdings Corp	12,774	256		United Security Bancshares/Fresno CA (a)	1,807	11
National Bankshares Inc	1,375	48		Unity Bancorp Inc	165	2
National Commerce Corp (a)	1,837	45		Univest Corp of Pennsylvania	25,858	545
NBT Bancorp Inc	19,195	572		Valley National Bancorp	147,526	1,338
Nicolet Bankshares Inc (a)	1,492	54		Veritex Holdings Inc (a)	980	17
Northeast Bancorp	1,364	15		Walker & Dunlop Inc (a)	4,581	108
Northrim BanCorp Inc	3,404	97		Washington Trust Bancorp Inc	9,619	366

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Building Materials (continued)
WashingtonFirst Bankshares Inc	1,384	$33		Boise Cascade Co (a)	20,217	$550
Webster Financial Corp	408,886	14,703		Continental Building Products Inc (a)	151,575	3,554
WesBanco Inc	34,186	1,057		Continental Materials Corp (a)	657	11
West Bancorporation Inc	2,947	56		Cree Inc (a)	59,498	1,702
Westamerica Bancorporation	3,268	154		Gibraltar Industries Inc (a)	39,107	1,380
Wilshire Bancorp Inc	52,777	567		Griffon Corp	56,104	962
Wintrust Financial Corp	59,759	3,156		Lennox International Inc	38,150	5,982
Xenith Bankshares Inc (a)	9,865	20		Louisiana-Pacific Corp (a)	33,855	683
Yadkin Financial Corp	6,667	168		LSI Industries Inc	30,640	336
Your Community Bankshares Inc	842	31		Quanex Building Products Corp	23,186	463
		$139,961		Simpson Manufacturing Co Inc	18,382	750
Beverages - 0.04%				Universal Forest Products Inc	22,622	2,446
Coca-Cola Bottling Co Consolidated	1,117	159				$18,997
Craft Brew Alliance Inc (a)	7,888	93		Chemicals - 1.06%
MGP Ingredients Inc	5,023	216		A Schulman Inc	27,506	806
		$468		Aceto Corp	6,824	176
Biotechnology - 0.30%				AgroFresh Solutions Inc (a)	4,183	27
Acorda Therapeutics Inc (a)	11,758	297		American Vanguard Corp	49,816	741
Adverum Biotechnologies Inc (a)	3,940	14		Axiall Corp	46,103	1,505
Agenus Inc (a)	4,846	26		Cabot Corp	9,740	474
AMAG Pharmaceuticals Inc (a)	7,789	207		Calgon Carbon Corp	12,525	173
Aratana Therapeutics Inc (a)	545	4		Chemours Co/The	4,065	38
Ardelyx Inc (a)	3,281	35		Chemtura Corp (a)	10,622	298
ARIAD Pharmaceuticals Inc (a)	1,848	18		CSW Industrials Inc (a)	2,654	90
Arrowhead Pharmaceuticals Inc (a)	694	4		GCP Applied Technologies Inc (a)	1,477	41
Atara Biotherapeutics Inc (a)	3,747	90		Hawkins Inc	1,401	60
Bellicum Pharmaceuticals Inc (a)	913	15		Huntsman Corp	26,600	411
BioCryst Pharmaceuticals Inc (a)	2,440	9		Ingevity Corp (a)	1,121	43
Bluebird Bio Inc (a)	3,966	227		Innophos Holdings Inc	7,644	329
Celldex Therapeutics Inc (a)	16,369	76		Innospec Inc	20,967	1,054
Cellular Biomedicine Group Inc (a)	635	9		KMG Chemicals Inc	1,033	28
Corvus Pharmaceuticals Inc (a)	481	6		Koppers Holdings Inc (a)	2,184	69
CytomX Therapeutics Inc (a)	141	1		Kraton Performance Polymers Inc (a)	30,618	916
Dimension Therapeutics Inc (a)	1,308	9		Kronos Worldwide Inc	25,003	141
Edge Therapeutics Inc (a)	1,711	17		Landec Corp (a)	27,270	313
Emergent BioSolutions Inc (a)	1,582	53		Minerals Technologies Inc	18,067	1,179
Endocyte Inc (a)	6,834	22		Oil-Dri Corp of America	991	37
Enzo Biochem Inc (a)	11,877	83		Olin Corp	118,169	2,471
Epizyme Inc (a)	1,978	21		OMNOVA Solutions Inc (a)	3,368	32
Esperion Therapeutics Inc (a)	2,451	27		Quaker Chemical Corp	433	41
Exelixis Inc (a)	14,839	136		Rayonier Advanced Materials Inc	3,282	45
Five Prime Therapeutics Inc (a)	3,544	180		Sensient Technologies Corp	4,441	328
Harvard Bioscience Inc (a)	7,272	21		Stepan Co	9,822	632
Idera Pharmaceuticals Inc (a)	1,268	2		Tronox Ltd	108,954	707
ImmunoGen Inc (a)	51,390	143				$13,205
Immunomedics Inc (a)	1,313	3		Coal - 0.12%
Infinity Pharmaceuticals Inc (a)	35,630	60		Cloud Peak Energy Inc (a)	41,497	141
Innoviva Inc	1,199	15		CONSOL Energy Inc	28,438	551
Insmed Inc (a)	17,670	202		Hallador Energy Co	1,061	6
Karyopharm Therapeutics Inc (a)	3,180	23		SunCoke Energy Inc	103,982	794
Medicines Co/The (a)	3,723	145		Westmoreland Coal Co (a)	3,684	35
Merrimack Pharmaceuticals Inc (a)	7,965	46				$1,527
Momenta Pharmaceuticals Inc (a)	8,461	95		Commercial Services - 6.97%
NewLink Genetics Corp (a)	5,498	58		Aaron's Inc	87,385	2,093
Otonomy Inc (a)	4,116	59		ABM Industries Inc	13,061	486
OvaScience Inc (a)	4,651	23		Albany Molecular Research Inc (a)	280,218	4,047
PDL BioPharma Inc	31,636	112		American Public Education Inc (a)	19,560	560
Peregrine Pharmaceuticals Inc (a)	2,415	1		Apollo Education Group Inc (a)	11,412	103
PTC Therapeutics Inc (a)	5,697	34		ARC Document Solutions Inc (a)	29,726	118
Puma Biotechnology Inc (a)	9,740	486		Ascent Capital Group Inc (a)	10,464	178
REGENXBIO Inc (a)	3,470	28		AstroNova Inc	9,156	145
Retrophin Inc (a)	6,203	111		Avalon Holdings Corp (a)	3,917	8
Rigel Pharmaceuticals Inc (a)	3,392	8		B. Riley Financial Inc	1,591	14
RTI Surgical Inc (a)	41,661	136		Booz Allen Hamilton Holding Corp	562,875	17,382
Sage Therapeutics Inc (a)	5,250	236		Bridgepoint Education Inc (a)	5,550	40
Spectrum Pharmaceuticals Inc (a)	7,874	54		Cambium Learning Group Inc (a)	16,138	78
Stemline Therapeutics Inc (a)	2,248	17		Capella Education Co	891	53
Syndax Pharmaceuticals Inc (a)	423	5		Cardtronics PLC (a)	3,515	155
Versartis Inc (a)	4,269	49		Career Education Corp (a)	28,336	195
XOMA Corp (a)	2,672	2		Carriage Services Inc	10,127	246
		$3,760		Cartesian Inc (a)	650	—
Building Materials - 1.53%				CBIZ Inc (a)	61,956	670
Armstrong Flooring Inc (a)	8,952	178		CDI Corp	15,282	97

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Computers (continued)
CEB Inc	7,530	$452		Insight Enterprises Inc (a)	50,703	$1,349
Civeo Corp (a)	5,739	8		Key Tronic Corp (a)	16,991	128
Cotiviti Holdings Inc (a)	240,957	5,817		KEYW Holding Corp/The (a)	6,403	66
CPI Card Group Inc	3,274	15		Lexmark International Inc	35,994	1,320
CRA International Inc (a)	11,929	330		Maxwell Technologies Inc (a)	5,395	30
Cross Country Healthcare Inc (a)	17,451	255		Mentor Graphics Corp	19,571	418
Deluxe Corp	9,134	617		Mercury Systems Inc (a)	21,379	554
DeVry Education Group Inc	46,720	1,041		MTS Systems Corp	5,256	249
Edgewater Technology Inc (a)	10,657	93		NCI Inc	1,353	17
Electro Rent Corp	23,864	369		NetScout Systems Inc (a)	21,401	599
Ennis Inc	59,127	1,024		PAR Technology Corp (a)	9,256	48
Everi Holdings Inc (a)	24,616	47		Qualstar Corp (a)	769	4
EVERTEC Inc	8,175	141		Qumu Corp (a)	7,455	28
Franklin Covey Co (a)	4,536	74		Radisys Corp (a)	5,005	24
FRP Holdings Inc (a)	1,916	70		SecureWorks Corp (a)	707	10
FTI Consulting Inc (a)	52,454	2,247		Silicon Graphics International Corp (a)	20,437	110
Great Lakes Dredge & Dock Corp (a)	59,659	265		Silver Spring Networks Inc (a)	6,642	84
Green Dot Corp (a)	8,667	210		StarTek Inc (a)	11,737	50
Hackett Group Inc/The	4,882	65		Stratasys Ltd (a)	3,461	72
HealthEquity Inc (a)	7,170	212		Super Micro Computer Inc (a)	6,663	144
Heidrick & Struggles International Inc	16,338	318		Sykes Enterprises Inc (a)	62,031	1,904
Hudson Global Inc	611	1		Unisys Corp (a)	3,196	32
Huron Consulting Group Inc (a)	4,337	266		Vocera Communications Inc (a)	24,769	366
ICF International Inc (a)	212,147	8,779				$39,602
Intersections Inc (a)	1,760	3		Consumer Products - 0.30%
K12 Inc (a)	27,408	339		ACCO Brands Corp (a)	122,161	1,373
KAR Auction Services Inc	351,150	15,019		Acme United Corp	1,796	39
Kelly Services Inc	42,063	861		Central Garden & Pet Co (a)	16,880	409
Korn/Ferry International	67,744	1,559		Central Garden & Pet Co - A Shares (a)	45,756	1,043
Landauer Inc	3,115	130		CSS Industries Inc	12,188	321
Liberty Tax Inc	611	8		Helen of Troy Ltd (a)	4,907	489
Matthews International Corp	6,955	418				$3,674
McGrath RentCorp	18,697	596		Cosmetics & Personal Care - 0.07%
MoneyGram International Inc (a)	5,518	38		Avon Products Inc	137,704	560
Monster Worldwide Inc (a)	77,886	197		CCA Industries Inc (a)	500	2
National Research Corp	379	6		Inter Parfums Inc	1,730	56
Navigant Consulting Inc (a)	74,928	1,476		Revlon Inc (a)	6,240	222
Neff Corp (a)	1,608	16
Perceptron Inc (a)	6,585	32				$840
				Distribution & Wholesale - 1.19%
PFSweb Inc(a)	663	7		ADDvantage Technologies Group Inc (a)	3,841	8
Quad/Graphics Inc	18,182	461		Anixter International Inc (a)	16,028	982
Quanta Services Inc (a)	31,687	811		Beacon Roofing Supply Inc (a)	16,074	756
RCM Technologies Inc	13,071	75		Core-Mark Holding Co Inc	20,232	991
Rent-A-Center Inc/TX	67,830	732		Essendant Inc	49,247	987
Resources Connection Inc	22,623	337		Fossil Group Inc (a)	7,650	242
RPX Corp (a)	37,827	381		G-III Apparel Group Ltd (a)	1,161	47
ServiceMaster Global Holdings Inc (a)	71,625	2,710
				H&E Equipment Services Inc	3,400	63
ServiceSource International Inc(a)	4,738	21		ScanSource Inc (a)	26,995	1,108
Sotheby's	2,978	96		Systemax Inc	2,507	22
SP Plus Corp (a)	475	11		Titan Machinery Inc (a)	3,294	37
Strayer Education Inc (a)	2,553	117
				Triton International Ltd/Bermuda	38,763	650
Team Inc(a)	157,470	4,348		Veritiv Corp (a)	2,967	125
TransUnion (a)	151,300	4,951		WESCO International Inc (a)	157,807	8,796
Travelport Worldwide Ltd	3,801	51				$14,814
TrueBlue Inc (a)	8,713	194
Universal Security Instruments Inc (a)	1,000	3		Diversified Financial Services - 1.20%
				AeroCentury Corp (a)	423	4
Vectrus Inc (a)	2,465	77
				Air Lease Corp	46,478	1,339
Viad Corp	27,782	968
Volt Information Sciences Inc (a)	15,246	87		Aircastle Ltd	45,011	1,000
Weight Watchers International Inc (a)	794	9		Arlington Asset Investment Corp	4,043	56
				Associated Capital Group Inc	3,652	109
		$86,529		Asta Funding Inc (a)	11,856	128
Computers - 3.19%				Atlanticus Holdings Corp (a)	14,485	43
Agilysys Inc (a)	31,421	359
CACI International Inc (a)	168,633	16,076		Calamos Asset Management Inc	29,364	204
				California First National Bancorp	3,385	49
Ciber Inc(a)	137,173	192		Cowen Group Inc (a)	120,477	376
Convergys Corp	129,688	3,456		Credit Acceptance Corp (a)	1,084	196
Datalink Corp (a)	26,273	225		Encore Capital Group Inc (a)	3,181	78
Diebold Inc	6,073	171		Enova International Inc (a)	6,499	59
Electronics For Imaging Inc (a)	72,525	3,212
Engility Holdings Inc (a)	277,362	8,055		FBR & Co	3,191	48
				Federal Agricultural Mortgage Corp	10,972	422
ExOne Co/The(a)	1,713	17		FNFV Group (a)	15,110	180
Hutchinson Technology Inc (a)	8,712	17
Imation Corp (a)	43,139	45		GAIN Capital Holdings Inc	7,486	51
Immersion Corp (a)	22,820	171		GAMCO Investors Inc	3,197	109

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Diversified Financial Services (continued)				Electronics (continued)
Greenhill & Co Inc	22,617	$448		Ballantyne Strong Inc (a)	8,901	$46
Hannon Armstrong Sustainable Infrastructure	4,885	110		Bel Fuse Inc	9,015	185
Capital Inc				Benchmark Electronics Inc (a)	62,651	1,468
Higher One Holdings Inc (a)	5,266	27		Brady Corp	29,294	941
INTL. FCStone Inc (a)	5,252	153		Coherent Inc (a)	4,481	475
Investment Technology Group Inc	5,328	89		Control4 Corp (a)	4,054	35
Janus Capital Group Inc	217,303	3,282		CTS Corp	56,653	1,082
KCG Holdings Inc (a)	44,824	678		CyberOptics Corp (a)	7,092	123
Ladder Capital Corp	6,916	90		Electro Scientific Industries Inc (a)	22,029	149
Manning & Napier Inc	2,559	20		ESCO Technologies Inc	25,199	1,067
Marlin Business Services Corp	12,192	224		FARO Technologies Inc (a)	3,571	124
Medley Management Inc	1,868	14		Frequency Electronics Inc (a)	11,821	127
Nationstar Mortgage Holdings Inc (a)	3,073	39		GoPro Inc (a)	13,503	171
Nelnet Inc	25,469	1,029		II-VI Inc (a)	44,331	891
NewStar Financial Inc (a)	56,999	583		IntriCon Corp (a)	448	2
Ocwen Financial Corp (a)	17,624	35		Kemet Corp (a)	28,632	99
OM Asset Management PLC	2,710	38		Kimball Electronics Inc (a)	38,893	491
Oppenheimer Holdings Inc	14,711	232		Knowles Corp (a)	11,799	159
PennyMac Financial Services Inc (a)	7,100	90		LGL Group Inc/The (a)	410	1
PHH Corp (a)	51,455	752		Methode Electronics Inc	1,848	65
Piper Jaffray Cos (a)	16,992	702		NVE Corp	1,475	84
PJT Partners Inc	3,036	77		OSI Systems Inc (a)	2,340	139
PRA Group Inc (a)	6,159	172		Park Electrochemical Corp	4,273	69
Pzena Investment Management Inc	1,760	14		Plexus Corp (a)	33,118	1,522
Regional Management Corp (a)	8,633	163		Rofin-Sinar Technologies Inc (a)	22,341	706
Stifel Financial Corp (a)	13,018	460		Rogers Corp (a)	11,539	789
Virtu Financial Inc	531	9		Sanmina Corp (a)	80,928	2,051
Virtus Investment Partners Inc	3,045	256		Sparton Corp (a)	6,848	143
Waddell & Reed Financial Inc	31,349	572		Stoneridge Inc (a)	6,135	102
World Acceptance Corp (a)	1,216	53		Sypris Solutions Inc (a)	37,183	33
		$14,862		Tech Data Corp (a)	43,916	3,423
Electric - 2.39%				TTM Technologies Inc (a)	110,252	1,097
ALLETE Inc	21,885	1,397		Vishay Intertechnology Inc	203,224	2,709
Ameresco Inc (a)	7,631	38		Vishay Precision Group Inc (a)	18,529	244
Atlantic Power Corp	27,654	70		Watts Water Technologies Inc	255	16
Atlantica Yield plc	7,865	159		ZAGG Inc (a)	19,937	126
Avista Corp	21,277	926				$22,680
Black Hills Corp	16,741	1,055		Energy - Alternate Sources - 0.18%
Dynegy Inc (a)	63,666	963		Clean Energy Fuels Corp (a)	22,189	66
El Paso Electric Co	170,863	8,146		FutureFuel Corp	34,260	393
Empire District Electric Co/The	10,216	345		Green Plains Inc	55,628	1,262
EnerNOC Inc (a)	11,994	90		Pacific Ethanol Inc (a)	5,733	39
Genie Energy Ltd (a)	8,566	55		Pattern Energy Group Inc	1,533	37
IDACORP Inc	18,745	1,515		Renewable Energy Group Inc (a)	10,737	104
MGE Energy Inc	13,220	742		REX American Resources Corp (a)	1,456	96
NorthWestern Corp	157,726	9,581		Sunrun Inc (a)	10,916	57
NRG Yield Inc - A Shares	6,329	109		TerraForm Global Inc	16,041	56
NRG Yield Inc - C Shares	8,479	152		TerraForm Power Inc (a)	15,012	177
Ormat Technologies Inc	32,837	1,499		Vivint Solar Inc (a)	3,980	12
Otter Tail Corp	15,838	552				$2,299
PNM Resources Inc	21,168	727		Engineering & Construction - 0.76%
Portland General Electric Co	22,829	997		Aegion Corp (a)	44,795	919
Talen Energy Corp (a)	11,266	153		EMCOR Group Inc	36,514	2,034
Unitil Corp	8,845	387		ENGlobal Corp (a)	18,947	28
		$29,658		Granite Construction Inc	23,236	1,157
Electrical Components & Equipment - 0.44%				Hill International Inc (a)	24,773	103
Advanced Energy Industries Inc (a)	1,148	47		Layne Christensen Co (a)	10,039	80
American Superconductor Corp (a)	2,009	18		MasTec Inc (a)	65,108	1,592
Encore Wire Corp	20,578	772		MYR Group Inc (a)	17,367	428
EnerSys	5,830	364		NV5 Global Inc (a)	501	16
General Cable Corp	22,217	327		Orion Group Holdings Inc (a)	32,484	184
Graham Corp	10,667	192		Sterling Construction Co Inc (a)	3,250	19
Insteel Industries Inc	401	14		TopBuild Corp (a)	25,501	963
Littelfuse Inc	27,278	3,410		Tutor Perini Corp (a)	63,208	1,588
Novanta Inc (a)	4,298	68		VSE Corp	4,292	273
Powell Industries Inc	2,495	92				$9,384
SPX Corp (a)	7,248	110		Entertainment - 0.65%
Ultralife Corp (a)	14,398	63		AMC Entertainment Holdings Inc	17,726	522
		$5,477		Caesars Acquisition Co (a)	8,623	93
Electronics - 1.83%				Carmike Cinemas Inc (a)	1,094	34
American Science & Engineering Inc	5,658	209		Dover Motorsports Inc	3,447	7
Applied Optoelectronics Inc (a)	3,181	38		Eldorado Resorts Inc (a)	9,935	143
AVX Corp	108,250	1,479		Eros International PLC (a)	5,457	95

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Entertainment (continued)				Hand & Machine Tools (continued)
Golden Entertainment Inc	1,398	$19		Regal Beloit Corp	30,140	$1,839
International Game Technology PLC	5,173	108				$18,322
International Speedway Corp	49,632	1,676		Healthcare - Products - 2.61%
Marriott Vacations Worldwide Corp	45,507	3,472		Alere Inc (a)	32,133	1,205
National CineMedia Inc	43,257	674		Allied Healthcare Products Inc (a)	1,532	1
Penn National Gaming Inc (a)	1,384	21		Analogic Corp	2,317	195
Pinnacle Entertainment Inc (a)	11,690	128		AngioDynamics Inc (a)	48,906	811
RCI Hospitality Holdings Inc	10,679	114		AtriCure Inc (a)	2,412	37
Reading International Inc (a)	2,471	34		BioTelemetry Inc (a)	2,261	43
Speedway Motorsports Inc	50,284	888		Cerus Corp (a)	1,772	13
		$8,028		CONMED Corp	35,872	1,458
Environmental Control - 0.28%				CryoLife Inc	12,158	177
Casella Waste Systems Inc (a)	7,399	69		Cutera Inc (a)	10,555	114
CECO Environmental Corp	15,564	144		Digirad Corp	15,358	90
Covanta Holding Corp	106,818	1,711		Exactech Inc (a)	4,909	132
Fuel Tech Inc (a)	1,539	2		Haemonetics Corp (a)	17,693	536
MSA Safety Inc	1,300	73		Halyard Health Inc (a)	6,254	216
Tetra Tech Inc	43,119	1,420		Hanger Inc (a)	13,495	145
TRC Cos Inc (a)	17,494	123		ICU Medical Inc (a)	1,192	140
		$3,542		Integer Holdings Corp (a)	21,436	476
Food - 1.51%				Integra LifeSciences Holdings Corp (a)	50,025	4,216
AMCON Distributing Co	191	17		Invacare Corp	44,861	517
Cal-Maine Foods Inc	2,179	91		LeMaitre Vascular Inc	1,485	25
Chefs' Warehouse Inc/The (a)	468	8		Luminex Corp (a)	5,626	121
Darling Ingredients Inc (a)	119,857	1,891		Meridian Bioscience Inc	20,209	391
Dean Foods Co	27,764	512		Merit Medical Systems Inc (a)	18,468	433
Fairway Group Holdings Corp (a),(c)	19,332	—		Misonix Inc (a)	10,945	65
Fresh Del Monte Produce Inc	86,778	4,933		NuVasive Inc (a)	1,735	108
Ingles Markets Inc	18,602	722		Nuvectra Corp (a)	5,783	38
John B Sanfilippo & Son Inc	22,359	1,044		OraSure Technologies Inc (a)	14,435	98
Lancaster Colony Corp	4,655	605		Orthofix International NV (a)	6,505	308
Post Holdings Inc (a)	20,862	1,808		Quidel Corp (a)	2,963	68
Sanderson Farms Inc	6,402	561		VWR Corp (a)	632,525	19,811
Seaboard Corp (a)	61	179		Wright Medical Group NV (a)	20,404	448
Seneca Foods Corp - Class A (a)	18,312	718				$32,436
Seneca Foods Corp - Class B (a)	39	2		Healthcare - Services - 3.67%
Smart & Final Stores Inc (a)	3,112	43		Addus HomeCare Corp (a)	8,239	155
Snyder's-Lance Inc	52,607	1,803		Almost Family Inc (a)	7,116	283
SpartanNash Co	48,688	1,534		Amedisys Inc (a)	3,896	209
SUPERVALU Inc (a)	35,536	173		American Renal Associates Holdings Inc (a)	181	4
United Natural Foods Inc (a)	31,969	1,598		American Shared Hospital Services (a)	2,738	6
Village Super Market Inc	1,890	59		Amsurg Corp (a)	180,155	13,513
Weis Markets Inc	9,574	494		Brookdale Senior Living Inc (a)	38,330	708
		$18,795		Civitas Solutions Inc (a)	231,000	4,950
Forest Products & Paper - 0.50%				Community Health Systems Inc (a)	55,529	709
Clearwater Paper Corp (a)	6,260	394		Ensign Group Inc/The	2,285	49
Domtar Corp	52,775	2,078		Five Star Quality Care Inc (a)	51,012	121
Mercer International Inc	51,746	408		Genesis Healthcare Inc (a)	5,306	11
Neenah Paper Inc	8,370	631		HealthSouth Corp	13,435	578
PH Glatfelter Co	61,378	1,268		Healthways Inc (a)	57,388	966
Resolute Forest Products Inc (a)	70,441	389		Interpace Diagnostics Group Inc (a)	13,313	4
Schweitzer-Mauduit International Inc	26,217	991		Kindred Healthcare Inc	108,472	1,329
		$6,159		LHC Group Inc (a)	22,242	1,008
Gas - 1.44%				LifePoint Health Inc (a)	40,345	2,388
Chesapeake Utilities Corp	1,728	111		Magellan Health Inc (a)	43,728	2,994
New Jersey Resources Corp	23,133	861		Medcath Corp (a),(b),(c)	31,637	—
Northwest Natural Gas Co	11,345	737		Molina Healthcare Inc (a)	3,009	171
ONE Gas Inc	19,502	1,267		National HealthCare Corp	2,766	179
South Jersey Industries Inc	12,415	396		Nobilis Health Corp (a)	10,632	30
Southwest Gas Corp	16,698	1,294		Select Medical Holdings Corp (a)	76,038	875
Spire Inc	64,077	4,447		Surgery Partners Inc (a)	391,305	7,094
Vectren Corp	147,525	7,632		Surgical Care Affiliates Inc (a)	106,850	5,557
WGL Holdings Inc	16,973	1,201		Triple-S Management Corp (a)	41,592	1,034
		$17,946		Universal American Corp	89,332	685
				USMD Holdings Inc (a)	373	8
Hand & Machine Tools - 1.47%
Franklin Electric Co Inc	240,421	9,309				$45,618
Hardinge Inc	15,005	151		Holding Companies - Diversified - 0.02%
Kennametal Inc	63,411	1,577		Resource America Inc	21,930	214
Lincoln Electric Holdings Inc	86,325	5,357		Wins Finance Holdings Inc (a)	241	5
LS Starrett Co/The	5,475	66				$219
Milacron Holdings Corp (a)	409	7		Home Builders - 1.35%
P&F Industries Inc	1,773	16		AMREP Corp (a)	1,173	7
				AV Homes Inc (a)	3,241	46

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Home Builders (continued)				Insurance (continued)
Beazer Homes USA Inc (a)	5,529	$53		Kemper Corp	72,606	$2,488
CalAtlantic Group Inc	243,021	8,800		Maiden Holdings Ltd	85,697	1,197
Century Communities Inc (a)	7,853	139		MBIA Inc (a)	135,458	1,143
Green Brick Partners Inc (a)	14,235	101		MGIC Investment Corp (a)	125,103	900
KB Home	13,162	207		National General Holdings Corp	6,279	130
LGI Homes Inc (a)	332	11		National Interstate Corp	1,264	41
M/I Homes Inc (a)	31,041	699		National Security Group Inc/The	369	7
MDC Holdings Inc	68,165	1,794		National Western Life Group Inc	5,376	1,017
Meritage Homes Corp (a)	47,718	1,736		Navigators Group Inc/The	22,488	2,106
Orleans Homebuilders Inc (a),(b),(c)	7,702	—		NMI Holdings Inc (a)	12,594	79
PICO Holdings Inc (a)	3,689	37		OneBeacon Insurance Group Ltd	5,113	71
TRI Pointe Group Inc (a)	176,790	2,378		ProAssurance Corp	2,981	154
UCP Inc (a)	1,291	11		Radian Group Inc	72,631	937
WCI Communities Inc (a)	18,984	320		RenaissanceRe Holdings Ltd	112,676	13,242
William Lyon Homes (a)	21,420	372		RLI Corp	4,144	282
Winnebago Industries Inc	2,570	61		Safety Insurance Group Inc	7,294	464
		$16,772		Security National Financial Corp (a)	939	5
Home Furnishings - 1.24%				Selective Insurance Group Inc	83,545	3,272
American Woodmark Corp (a)	60,950	4,524		State Auto Financial Corp	42,202	953
Bassett Furniture Industries Inc	12,577	325		State National Cos Inc	5,694	62
Daktronics Inc	10,078	65		Stewart Information Services Corp	15,279	654
Emerson Radio Corp (a)	4,358	3		Third Point Reinsurance Ltd (a)	8,177	103
Ethan Allen Interiors Inc	9,356	325		Unico American Corp (a)	5,796	60
Flexsteel Industries Inc	8,935	367		United Fire Group Inc	40,608	1,706
Hooker Furniture Corp	14,969	347		United Insurance Holdings Corp	1,274	20
La-Z-Boy Inc	310,082	9,370		Universal Insurance Holdings Inc	3,842	83
Skullcandy Inc (a)	8,108	50				$94,672
Stanley Furniture Co Inc (a)	8,033	20		Internet - 0.45%
VOXX International Corp (a)	8,359	22		1-800-Flowers.com Inc (a)	4,392	40
		$15,418		8x8 Inc (a)	1,355	19
Housewares - 0.05%				Autobytel Inc (a)	1,200	18
Libbey Inc	3,815	71		Bankrate Inc (a)	142,761	1,138
Lifetime Brands Inc	15,538	208		Bazaarvoice Inc (a)	14,715	61
NACCO Industries Inc	5,069	286		Blucora Inc (a)	54,508	556
		$565		Boingo Wireless Inc (a)	2,495	23
Insurance - 7.62%				ChannelAdvisor Corp (a)	5,237	83
Allied World Assurance Co Holdings AG	8,723	358		Chegg Inc (a)	8,000	43
Ambac Financial Group Inc (a)	50,652	921		ePlus Inc (a)	5,552	467
American Equity Investment Life Holding Co	108,272	1,725		FTD Cos Inc (a)	25,307	641
American Independence Corp (a)	1,020	25		Global Sources Ltd (a)	1,982	18
American National Insurance Co	1,810	207		Intralinks Holdings Inc (a)	14,948	104
AMERISAFE Inc	1,763	103		Liquidity Services Inc (a)	38,371	310
Argo Group International Holdings Ltd	39,994	2,075		MeetMe Inc (a)	24,419	157
Aspen Insurance Holdings Ltd	273,907	12,589		ModusLink Global Solutions Inc (a)	9,253	12
Atlantic American Corp	7,236	29		New Media Investment Group Inc	28,758	508
Atlas Financial Holdings Inc (a)	1,287	22		PC-Tel Inc	47	—
Baldwin & Lyons Inc	13,915	369		Perficient Inc (a)	13,164	292
Blue Capital Reinsurance Holdings Ltd	1,011	18		QuinStreet Inc (a)	11,928	43
Brown & Brown Inc	336,850	12,349		RealNetworks Inc (a)	14,774	64
Citizens Inc/TX (a)	8,594	72		Reis Inc	11,692	295
CNO Financial Group Inc	187,988	3,266		RetailMeNot Inc (a)	27,576	230
Donegal Group Inc	18,766	303		Rightside Group Ltd (a)	1,990	24
EMC Insurance Group Inc	21,295	590		Rubicon Project Inc/The (a)	23,344	330
Employers Holdings Inc	30,932	883		TechTarget Inc (a)	2,602	24
Endurance Specialty Holdings Ltd	8,693	588		TheStreet Inc	28,307	31
Enstar Group Ltd (a)	1,520	253		VASCO Data Security International Inc (a)	737	12
FBL Financial Group Inc	49,085	3,061				$5,543
Federated National Holding Co	7,938	167		Investment Companies - 0.99%
Fidelity & Guaranty Life	2,428	53		FS Investment Corp	627,850	5,964
First Acceptance Corp (a)	19,254	29		Real Industry Inc (a)	2,218	17
First American Financial Corp	345,555	14,448		TCP Capital Corp	395,700	6,292
Genworth Financial Inc (a)	216,048	618		Tiptree Financial Inc	5,492	29
Global Indemnity PLC (a)	18,349	551				$12,302
Greenlight Capital Re Ltd (a)	3,926	81		Iron & Steel - 1.26%
Hallmark Financial Services Inc (a)	32,965	350		AK Steel Holding Corp (a)	50,587	332
Hanover Insurance Group Inc/The	42,480	3,498		Allegheny Technologies Inc	14,509	258
HCI Group Inc	4,906	148		Carpenter Technology Corp	47,697	1,872
Heritage Insurance Holdings Inc	5,073	63		Cliffs Natural Resources Inc (a)	35,202	278
Horace Mann Educators Corp	68,508	2,341		Commercial Metals Co	155,830	2,577
Independence Holding Co	16,057	280		Friedman Industries Inc	7,610	44
Infinity Property & Casualty Corp	9,829	806		Reliance Steel & Aluminum Co	109,875	8,619
Investors Title Co	1,646	165		Ryerson Holding Corp (a)	2,207	32
James River Group Holdings Ltd	2,729	92		Schnitzer Steel Industries Inc	47,512	926

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Iron & Steel (continued)				Media (continued)
Shiloh Industries Inc (a)	13,842	$134		Media General Inc (a)	48,065	$845
Universal Stainless & Alloy Products Inc (a)	5,528	65		Meredith Corp	26,986	1,470
Worthington Industries Inc	10,800	479		MSG Networks Inc (a)	5,273	85
		$15,616		New York Times Co/The	82,774	1,074
Leisure Products & Services - 1.01%				Radio One Inc (a)	27,800	89
Arctic Cat Inc	7,726	120		Saga Communications Inc	5,212	214
Callaway Golf Co	19,405	208		Salem Media Group Inc	16,300	123
Escalade Inc	3,887	42		Scholastic Corp	34,308	1,409
Intrawest Resorts Holdings Inc (a)	6,989	102		Spanish Broadcasting System Inc (a)	1,921	7
Johnson Outdoors Inc	9,425	287		Time Inc	13,733	224
Liberty TripAdvisor Holdings Inc (a)	56,626	1,340		Townsquare Media Inc (a)	2,063	17
Vista Outdoor Inc (a)	208,876	10,454		tronc Inc (a)	2,306	35
		$12,553				$9,666
Lodging - 0.25%				Metal Fabrication & Hardware - 0.22%
Belmond Ltd (a)	123,061	1,413		A. M. Castle & Co (a)	14,524	20
Caesars Entertainment Corp (a)	10,132	70		Ampco-Pittsburgh Corp	9,683	127
Century Casinos Inc (a)	4,837	30		Chicago Rivet & Machine Co	1,070	30
Full House Resorts Inc (a)	458	1		CIRCOR International Inc	4,811	274
Interval Leisure Group Inc	19,737	355		Dynamic Materials Corp	2,426	24
La Quinta Holdings Inc (a)	16,961	210		Eastern Co/The	2,538	45
Marcus Corp/The	32,857	728		Global Brass & Copper Holdings Inc	1,622	46
Monarch Casino & Resort Inc (a)	2,127	50		Haynes International Inc	2,806	107
Red Lion Hotels Corp (a)	31,701	252		Lawson Products Inc/DE (a)	6,400	105
		$3,109		LB Foster Co	2,926	31
Machinery - Construction & Mining - 0.48%				Mueller Industries Inc	3,815	130
Astec Industries Inc	20,394	1,229		Northwest Pipe Co (a)	4,400	50
Babcock & Wilcox Enterprises Inc (a)	27,039	415		Olympic Steel Inc	14,623	419
Hyster-Yale Materials Handling Inc	5,441	347		Park-Ohio Holdings Corp	2,281	68
Joy Global Inc	29,369	812		Rexnord Corp (a)	2,559	54
Oshkosh Corp	39,419	2,172		Sun Hydraulics Corp	322	10
Terex Corp	42,081	1,016		TimkenSteel Corp	63,944	641
				TriMas Corp (a)	33,657	602
		$5,991
Machinery - Diversified - 0.73%						$2,783
Alamo Group Inc	13,301	892		Mining - 0.55%
Albany International Corp	3,255	138		A-Mark Precious Metals Inc	2,012	34
Altra Industrial Motion Corp	2,012	57		Century Aluminum Co (a)	172,746	1,312
Applied Industrial Technologies Inc	24,343	1,142		Coeur Mining Inc (a)	11,374	174
Briggs & Stratton Corp	62,417	1,419		Fairmount Santrol Holdings Inc (a)	11,928	82
Chart Industries Inc (a)	22,477	675		Ferroglobe PLC	43,292	404
Columbus McKinnon Corp/NY	5,301	88		Gold Resource Corp	1,765	10
DXP Enterprises Inc (a)	17,705	294		Hecla Mining Co	284,713	1,847
Gencor Industries Inc (a)	3,464	61		Kaiser Aluminum Corp	2,451	203
Gerber Scientific Inc (a),(b),(c)	56,637	—		Materion Corp	25,518	674
Global Power Equipment Group Inc (a)	4,572	18		Stillwater Mining Co (a)	138,912	2,125
Gorman-Rupp Co/The	1,443	39		United States Lime & Minerals Inc	404	25
Hurco Cos Inc	11,024	294				$6,890
Kadant Inc	12,718	699		Miscellaneous Manufacturers - 1.38%
Key Technology Inc (a)	1,200	12		Actuant Corp	35,815	851
Lindsay Corp	208	15		American Railcar Industries Inc	8,393	352
Manitowoc Co Inc/The	16,995	95		Barnes Group Inc	53,462	2,027
Manitowoc Foodservice Inc (a)	9,115	167		CLARCOR Inc	440	27
NN Inc	12,245	207		Core Molding Technologies Inc (a)	9,787	156
SPX FLOW Inc (a)	11,739	320		Fabrinet (a)	22,088	834
Tennant Co	2,358	151		Federal Signal Corp	39,571	520
Twin Disc Inc	2,399	23		FreightCar America Inc	9,765	145
Zebra Technologies Corp (a)	42,375	2,246		Handy & Harman Ltd (a)	702	20
		$9,052		Harsco Corp	25,540	251
Media - 0.78%				Hillenbrand Inc	313,600	10,145
A H Belo Corp	19,330	100		LSB Industries Inc (a)	25,272	293
Beasley Broadcast Group Inc	5,597	30		Lydall Inc (a)	6,082	272
Cumulus Media Inc (a)	80,161	31		MFRI Inc (a)	7,216	55
Daily Journal Corp (a)	69	16		Myers Industries Inc	6,430	96
Entercom Communications Corp	27,280	399		NL Industries Inc (a)	8,689	26
EW Scripps Co/The (a)	51,415	872		Raven Industries Inc	24,993	519
Gannett Co Inc	58,336	744		Servotronics Inc	788	7
Gray Television Inc (a)	86,972	862		Standex International Corp	910	81
Hemisphere Media Group Inc (a)	680	9		Synalloy Corp	3,022	23
Houghton Mifflin Harcourt Co (a)	35,769	606		Tredegar Corp	22,413	397
Liberty Braves Group - A Shares (a)	1,526	25				$17,097
Liberty Braves Group - C Shares (a)	5,079	81		Office & Business Equipment - 0.00%
Liberty Media Group - A Shares (a)	3,663	83		Eastman Kodak Co (a)	603	10
Liberty Media Group - C Shares (a)	5,133	115
McClatchy Co/The (a)	5,247	101

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Office Furnishings - 0.08%				Oil & Gas Services (continued)
CompX International Inc	272	$3		NOW Inc (a)	14,302	$262
HNI Corp	2,530	132		Oil States International Inc (a)	44,577	1,379
Interface Inc	986	18		PHI Inc (a)	15,035	290
Kewaunee Scientific Corp	3,601	73		Pioneer Energy Services Corp (a)	67,757	213
Kimball International Inc	27,513	313		SEACOR Holdings Inc (a)	21,651	1,224
Knoll Inc	15,460	390		Superior Energy Services Inc	152,100	2,429
Virco Manufacturing Corp (a)	4,847	22		Tesco Corp	36,669	242
		$951		TETRA Technologies Inc (a)	67,958	409
Oil & Gas - 3.05%				Thermon Group Holdings Inc (a)	283,898	5,729
Abraxas Petroleum Corp (a)	13,510	16		Willbros Group Inc (a)	23,656	48
Adams Resources & Energy Inc	1,492	46				$23,456
Alon USA Energy Inc	125,979	891		Packaging & Containers - 2.86%
Atwood Oceanics Inc	43,144	460		Graphic Packaging Holding Co	846,300	11,543
Barnwell Industries Inc (a)	2,755	4		Greif Inc - Class A	50,712	2,036
Bill Barrett Corp (a)	9,105	54		Greif Inc - Class B	1,537	81
California Resources Corp (a)	4,236	44		KapStone Paper and Packaging Corp	32,016	457
Clayton Williams Energy Inc (a)	1,072	40		Multi Packaging Solutions International Ltd (a)	436,700	6,341
Cobalt International Energy Inc (a)	189,569	282		Multi-Color Corp	77,350	4,995
Contango Oil & Gas Co (a)	47,214	436		Silgan Holdings Inc	201,951	10,013
CVR Energy Inc	5,247	77		UFP Technologies Inc (a)	1,097	25
Delek US Holdings Inc	116,186	1,454				$35,491
Denbury Resources Inc	47,000	136		Pharmaceuticals - 0.80%
Diamond Offshore Drilling Inc	74,859	1,701		Adamas Pharmaceuticals Inc (a)	1,432	22
Jones Energy Inc (a)	7,773	29		Akebia Therapeutics Inc (a)	4,314	39
Kosmos Energy Ltd (a)	71,212	395		Amphastar Pharmaceuticals Inc (a)	6,470	105
Laredo Petroleum Inc (a)	773,150	7,747		Anika Therapeutics Inc (a)	1,095	55
Nabors Industries Ltd	112,190	1,010		Array BioPharma Inc (a)	86,393	324
Noble Corp plc	121,907	900		BioScrip Inc (a)	23,817	61
Oasis Petroleum Inc (a)	464,570	3,531		Cara Therapeutics Inc (a)	3,106	18
Pacific Drilling SA (a)	4,924	24		Chiasma Inc (a)	131	—
Panhandle Oil and Gas Inc	5,334	87		Chimerix Inc (a)	58,143	232
Par Pacific Holdings Inc (a)	3,305	50		Cidara Therapeutics Inc (a)	1,719	20
Parker Drilling Co (a)	143,980	298		Concert Pharmaceuticals Inc (a)	1,674	19
Parsley Energy Inc (a)	20,070	572		Egalet Corp (a)	2,853	21
Patterson-UTI Energy Inc	121,668	2,359		Enanta Pharmaceuticals Inc (a)	2,674	60
PBF Energy Inc	48,608	1,086		Horizon Pharma Plc (a)	5,855	113
PDC Energy Inc (a)	53,103	2,908		Ignyta Inc (a)	1,507	8
QEP Resources Inc	70,407	1,281		Inotek Pharmaceuticals Corp (a)	295	3
Rice Energy Inc (a)	63,990	1,492		Lannett Co Inc (a)	3,701	116
Rowan Cos Plc	101,067	1,540		NantKwest Inc (a)	2,549	17
RSP Permian Inc (a)	110,418	3,970		Natural Alternatives International Inc (a)	3,359	36
Sanchez Energy Corp (a)	6,886	44		Nature's Sunshine Products Inc	1,728	20
Seadrill Ltd (a)	81,146	241		Nutraceutical International Corp (a)	12,707	326
Seventy Seven Energy Inc (a)	16,216	2		Omega Protein Corp (a)	33,953	764
SM Energy Co	7,376	200		Osiris Therapeutics Inc	286	1
Synergy Resources Corp (a)	111,218	724		Owens & Minor Inc	15,329	547
Trecora Resources (a)	1,051	12		PharMerica Corp (a)	19,278	513
Unit Corp (a)	21,593	270		Phibro Animal Health Corp	437	9
VAALCO Energy Inc (a)	7,361	6		Portola Pharmaceuticals Inc (a)	3,849	100
W&T Offshore Inc (a)	7,898	16		PRA Health Sciences Inc (a)	122,200	5,668
Western Refining Inc	9,078	189		Prestige Brands Holdings Inc (a)	9,292	497
Whiting Petroleum Corp (a)	32,135	237		Revance Therapeutics Inc (a)	3,640	49
WPX Energy Inc (a)	106,858	1,068		Sagent Pharmaceuticals Inc (a)	4,384	95
		$37,929		Synutra International Inc (a)	3,413	12
Oil & Gas Services - 1.89%				Tetraphase Pharmaceuticals Inc (a)	6,531	26
Archrock Inc	153,897	1,371		TherapeuticsMD Inc (a)	1,283	10
Bristow Group Inc	60,741	656		Threshold Pharmaceuticals Inc (a)	616	—
CARBO Ceramics Inc	3,505	49		Voyager Therapeutics Inc (a)	1,091	16
Dawson Geophysical Co (a)	14,801	111		Zafgen Inc (a)	3,915	12
Dril-Quip Inc (a)	17,059	929		Zogenix Inc (a)	4,419	40
Era Group Inc (a)	26,868	235				$9,974
Exterran Corp (a)	43,989	560		Pipelines - 0.07%
Forum Energy Technologies Inc (a)	208,420	3,404		SemGroup Corp	31,384	909
Geospace Technologies Corp (a)	2,562	42
Gulf Island Fabrication Inc	11,118	94		Private Equity - 0.02%
Gulfmark Offshore Inc (a)	21,511	62		Kennedy-Wilson Holdings Inc	5,533	116
Helix Energy Solutions Group Inc (a)	123,957	984		Safeguard Scientifics Inc (a)	12,076	156
Independence Contract Drilling Inc (a)	6,106	31				$272
Matrix Service Co (a)	6,209	103		Real Estate - 0.23%
McDermott International Inc (a)	193,072	1,000		Alexander & Baldwin Inc	34,911	1,375
Mitcham Industries Inc (a)	12,775	43		Altisource Residential Corp	23,365	224
MRC Global Inc (a)	48,096	637		BBX Capital Corp (a)	2,699	52
Natural Gas Services Group Inc (a)	14,855	373		California Coastal Communities Inc (a),(b),(c)	9,672	—
Newpark Resources Inc (a)	86,609	547

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Real Estate (continued)				REITS (continued)
Community Healthcare Trust Inc	2,160	$50		New Residential Investment Corp	73,010	$998
Consolidated-Tomoka Land Co	169	8		New Senior Investment Group Inc	10,200	122
Farmland Partners Inc	1,993	24		New York Mortgage Trust Inc	14,704	96
Forestar Group Inc (a)	12,330	152		New York REIT Inc	22,086	211
Four Corners Property Trust Inc	2,673	58		NexPoint Residential Trust Inc	3,543	69
Griffin Industrial Realty Inc	994	32		NorthStar Realty Europe Corp	7,968	74
RE/MAX Holdings Inc	14,973	649		One Liberty Properties Inc	2,643	66
RMR Group Inc/The	502	17		Orchid Island Capital Inc	2,941	33
St Joe Co/The (a)	10,440	192		Owens Realty Mortgage Inc	1,718	29
Stratus Properties Inc (a)	3,703	65		Parkway Properties Inc/Md	10,797	188
		$2,898		Pebblebrook Hotel Trust	9,558	283
REITS - 3.33%				Pennsylvania Real Estate Investment Trust	14,874	378
Acadia Realty Trust	24,670	929		PennyMac Mortgage Investment Trust	37,477	608
AG Mortgage Investment Trust Inc	11,678	175		Physicians Realty Trust	13,914	302
Agree Realty Corp	7,045	358		Potlatch Corp	1,430	55
Alexander's Inc	15	6		Preferred Apartment Communities Inc	4,404	65
American Assets Trust Inc	5,727	263		PS Business Parks Inc	4,125	457
American Capital Mortgage Investment Corp	6,147	101		Ramco-Gershenson Properties Trust	40,014	794
Annaly Capital Management Inc	31,219	343		Redwood Trust Inc	20,156	287
Anworth Mortgage Asset Corp	100,801	496		Resource Capital Corp	14,665	200
Apollo Commercial Real Estate Finance Inc	48,739	792		Retail Opportunity Investments Corp	7,605	174
Apollo Residential Mortgage Inc	27,536	374		Rexford Industrial Realty Inc	9,744	223
Ares Commercial Real Estate Corp	43,698	555		RLJ Lodging Trust	35,293	838
Armada Hoffler Properties Inc	2,874	43		Sabra Health Care REIT Inc	17,536	420
ARMOUR Residential REIT Inc	4,911	104		Saul Centers Inc	1,217	82
Ashford Hospitality Prime Inc	26,602	400		Select Income REIT	37,217	1,033
Ashford Hospitality Trust Inc	18,785	112		Seritage Growth Properties	3,335	167
Capstead Mortgage Corp	71,519	712		Silver Bay Realty Trust Corp	4,442	80
CatchMark Timber Trust Inc	7,165	87		Sovran Self Storage Inc	4,355	446
CBL & Associates Properties Inc	128,560	1,580		STORE Capital Corp	20,735	647
Cedar Realty Trust Inc	20,286	163		Summit Hotel Properties Inc	13,882	197
Chatham Lodging Trust	5,015	120		Sun Communities Inc	4,125	326
Chesapeake Lodging Trust	23,391	591		Sunstone Hotel Investors Inc	54,218	721
City Office REIT Inc	717	10		Terreno Realty Corp	7,784	217
Colony Capital Inc	47,666	848		Tier REIT Inc	6,382	111
Colony Starwood Homes	8,690	285		UMH Properties Inc	3,680	45
CorEnergy Infrastructure Trust Inc	2,314	68		United Development Funding IV (c)	5,841	19
Cousins Properties Inc	41,746	444		Universal Health Realty Income Trust	1,569	94
CYS Investments Inc	32,741	293		Urstadt Biddle Properties Inc	3,981	98
DiamondRock Hospitality Co	59,514	585		Washington Real Estate Investment Trust	21,412	734
DuPont Fabros Technology Inc	1,260	60		Whitestone REIT	5,029	81
Dynex Capital Inc	8,871	62		WP Glimcher Inc	19,494	247
Easterly Government Properties Inc	4,591	94		Xenia Hotels & Resorts Inc	13,824	248
EastGroup Properties Inc	1,795	132				$41,331
Education Realty Trust Inc	11,343	546		Retail - 3.88%
Equity One Inc	17,682	588		Abercrombie & Fitch Co	93,631	1,939
FelCor Lodging Trust Inc	21,301	135		American Eagle Outfitters Inc	33,334	598
First Industrial Realty Trust Inc	17,653	520		America's Car-Mart Inc/TX (a)	1,431	50
First Potomac Realty Trust	10,322	104		Ascena Retail Group Inc (a)	83,788	682
Franklin Street Properties Corp	21,019	269		Barnes & Noble Education Inc (a)	48,424	559
GEO Group Inc/The	7,770	269		Barnes & Noble Inc	113,725	1,488
Getty Realty Corp	12,887	293		Big 5 Sporting Goods Corp	19,351	204
Gladstone Commercial Corp	4,236	77		Biglari Holdings Inc (a)	125	52
Global Net Lease Inc	22,798	199		BJ's Restaurants Inc (a)	315	12
Government Properties Income Trust	21,160	505		BMC Stock Holdings Inc (a)	1,111	23
Gramercy Property Trust	89,207	891		Bob Evans Farms Inc/DE	15,030	553
Great Ajax Corp	2,869	40		Boot Barn Holdings Inc (a)	2,421	26
Healthcare Realty Trust Inc	19,607	709		Buckle Inc/The	2,543	70
Hersha Hospitality Trust	285,244	5,391		Build-A-Bear Workshop Inc (a)	11,809	161
Hudson Pacific Properties Inc	10,489	355		Cabela's Inc (a)	6,998	361
Independence Realty Trust Inc	7,698	70		Caleres Inc	14,295	376
InfraREIT Inc	7,145	126		Carrols Restaurant Group Inc (a)	1,385	17
Invesco Mortgage Capital Inc	23,783	342		Cash America International Inc	20,901	896
Investors Real Estate Trust	16,190	107		Cato Corp/The	4,530	162
Kite Realty Group Trust	23,421	713		Chico's FAS Inc	1,760	21
LaSalle Hotel Properties	71,237	1,963		Christopher & Banks Corp (a)	6,024	12
Lexington Realty Trust	45,962	500		Citi Trends Inc	14,817	247
LTC Properties Inc	18,349	982		Conn's Inc (a)	308	2
Mack-Cali Realty Corp	12,526	353		Container Store Group Inc/The (a)	2,353	13
Medical Properties Trust Inc	30,578	480		Cracker Barrel Old Country Store Inc	722	114
Monmouth Real Estate Investment Corp	13,710	189		Del Frisco's Restaurant Group Inc (a)	16,548	247
Monogram Residential Trust Inc	32,122	344		Del Taco Restaurants Inc (a)	9,106	96
National Health Investors Inc	5,575	438		Denny's Corp (a)	60,396	674
National Storage Affiliates Trust	3,977	85		Dillard's Inc	10,239	693

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Retail (continued)				Savings & Loans (continued)
DineEquity Inc	3,377	$274		Eagle Bancorp Montana Inc	111	$2
DSW Inc	8,992	218		ESSA Bancorp Inc	8,775	124
El Pollo Loco Holdings Inc (a)	3,680	48		EverBank Financial Corp	45,155	811
Express Inc (a)	15,384	230		First Defiance Financial Corp	12,007	501
EZCORP Inc (a)	53,124	481		First Financial Northwest Inc	14,784	207
Fiesta Restaurant Group Inc (a)	633	14		Flagstar Bancorp Inc (a)	21,744	574
Finish Line Inc/The	31,934	694		Flushing Financial Corp	45,125	1,007
First Cash Financial Services Inc	198,176	10,168		Greene County Bancorp Inc	470	8
Fogo De Chao Inc (a)	1,180	16		Hingham Institution for Savings	169	22
Fred's Inc	39,163	622		HMN Financial Inc (a)	2,080	29
Gaia Inc (a)	1,224	10		Home Bancorp Inc	4,265	124
GameStop Corp	34,703	1,074		HomeStreet Inc (a)	19,183	427
Genesco Inc (a)	21,669	1,504		HomeTrust Bancshares Inc (a)	5,331	98
Group 1 Automotive Inc	112,543	7,014		HopFed Bancorp Inc	3,929	45
Guess? Inc	83,334	1,227		Investors Bancorp Inc	168,460	1,913
Haverty Furniture Cos Inc	23,716	438		Lake Sunapee Bank Group	3,238	60
Hibbett Sports Inc (a)	1,864	65		Magyar Bancorp Inc (a)	400	4
J Alexander's Holdings Inc (a)	2,864	27		Meridian Bancorp Inc	52,771	776
Jack in the Box Inc	1,620	143		Meta Financial Group Inc	4,268	233
JC Penney Co Inc (a)	7,198	70		MutualFirst Financial Inc	5,869	169
Kirkland's Inc (a)	1,705	26		Northeast Community Bancorp Inc	2,697	17
Luby's Inc (a)	31,740	147		Northfield Bancorp Inc	58,815	877
MarineMax Inc (a)	15,560	314		Northwest Bancshares Inc	136,686	2,038
Movado Group Inc	21,366	482		Ocean Shore Holding Co	2,736	60
New York & Co Inc (a)	6,083	11		OceanFirst Financial Corp	3,927	74
Office Depot Inc	121,868	422		Oritani Financial Corp	29,797	483
Party City Holdco Inc (a)	2,869	46		Pacific Premier Bancorp Inc (a)	147,574	3,564
PC Connection Inc	36,348	938		Provident Financial Holdings Inc	12,946	252
PCM Inc (a)	12,431	207		Provident Financial Services Inc	114,219	2,301
Penske Automotive Group Inc	28,014	1,110		Prudential Bancorp Inc	6,246	89
Perfumania Holdings Inc (a)	3,407	8		Riverview Bancorp Inc	28,105	132
Pier 1 Imports Inc	57,014	292		SI Financial Group Inc	3,592	48
Red Robin Gourmet Burgers Inc (a)	1,479	72		Southern Missouri Bancorp Inc	1,001	24
Regis Corp (a)	57,614	775		Sterling Bancorp/DE	100,242	1,693
Restoration Hardware Holdings Inc (a)	5,171	159		Territorial Bancorp Inc	9,503	256
Ruby Tuesday Inc (a)	102,359	414		Timberland Bancorp Inc/WA	7,281	109
Rush Enterprises Inc - Class A (a)	33,586	771		United Community Financial Corp/OH	33,644	223
Rush Enterprises Inc - Class B (a)	12,991	303		United Financial Bancorp Inc	43,103	567
Ruth's Hospitality Group Inc	4,890	78		Washington Federal Inc	132,746	3,319
Sears Holdings Corp (a)	1,574	24		Waterstone Financial Inc	30,819	484
Shoe Carnival Inc	24,228	637		Wayne Savings Bancshares Inc	1,380	18
Sonic Automotive Inc	35,256	641		Westfield Financial Inc	26,930	212
Sonic Corp	5,890	158		WSFS Financial Corp	3,827	135
Sportsman's Warehouse Holdings Inc (a)	699	7				$33,432
Stage Stores Inc	59,946	356		Semiconductors - 2.75%
Tailored Brands Inc	139,595	2,046		Advanced Micro Devices Inc (a)	45,648	313
Tilly's Inc (a)	6,775	39		Alpha & Omega Semiconductor Ltd (a)	21,710	310
Trans World Entertainment Corp (a)	33,798	120		Ambarella Inc (a)	2,553	148
Tuesday Morning Corp (a)	24,767	195		Amkor Technology Inc (a)	151,611	954
Vera Bradley Inc (a)	7,733	113		Axcelis Technologies Inc (a)	18,587	199
Vitamin Shoppe Inc (a)	21,774	637		AXT Inc (a)	5,895	22
Wendy's Co/The	83,968	811		Brooks Automation Inc	102,564	1,285
West Marine Inc (a)	28,518	250		Cabot Microelectronics Corp	4,530	239
World Fuel Services Corp	15,539	740		Cohu Inc	40,270	426
Zumiez Inc (a)	12,119	205		Cypress Semiconductor Corp	174,701	2,033
		$48,239		Diodes Inc (a)	38,039	704
Savings & Loans - 2.69%				DSP Group Inc (a)	33,312	361
Astoria Financial Corp	143,695	2,108		Entegris Inc (a)	7,050	120
Atlantic Coast Financial Corp (a)	210	1		Exar Corp (a)	2,846	24
Banc of California Inc	13,363	296		Fairchild Semiconductor International Inc (a)	138,070	2,726
Bank Mutual Corp	42,668	326		FormFactor Inc (a)	47,814	447
BankFinancial Corp	41,425	505		GigPeak Inc (a)	7,183	14
Bear State Financial Inc	395	4		Integrated Device Technology Inc (a)	5,305	117
Beneficial Bancorp Inc	64,297	872		Intersil Corp	46,420	709
Berkshire Hills Bancorp Inc	53,544	1,412		InvenSense Inc (a)	14,529	98
BofI Holding Inc (a)	473	8		IXYS Corp	36,085	396
Brookline Bancorp Inc	89,999	1,025		Kulicke & Soffa Industries Inc (a)	79,205	995
BSB Bancorp Inc/MA (a)	1,518	35		MKS Instruments Inc	63,622	2,906
Capitol Federal Financial Inc	107,894	1,529		Nanometrics Inc (a)	1,014	20
Charter Financial Corp/MD	17,954	234		Photronics Inc (a)	126,901	1,226
Chicopee Bancorp Inc	1,061	20		Power Integrations Inc	705	40
Citizens Community Bancorp Inc/WI	2,250	23		QLogic Corp (a)	115,150	1,787
Clifton Bancorp Inc	35,954	538		Rambus Inc (a)	10,841	147
Dime Community Bancshares Inc	22,358	387		Richardson Electronics Ltd/United States	11,891	75

See accompanying notes

Schedule of Investments SmallCap Value Fund II July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Semiconductors (continued)				Telecommunications (continued)
Rovi Corp (a)	124,590	$2,343		InterDigital Inc/PA	1,015	$60
Rudolph Technologies Inc (a)	36,685	646		Iridium Communications Inc (a)	110,853	996
Semtech Corp (a)	1,135	29		Ixia (a)	28,620	329
Sigma Designs Inc (a)	38,586	258		KVH Industries Inc (a)	7,068	64
Silicon Laboratories Inc (a)	193,920	10,332		Leap Wireless International Inc - Rights	64,745	198
Tessera Technologies Inc	26,211	843		(a),(b),(c)
Ultra Clean Holdings Inc (a)	28,839	183		Loral Space & Communications Inc (a)	200	7
Ultratech Inc (a)	4,947	121		Lumos Networks Corp (a)	8,702	102
Veeco Instruments Inc (a)	21,996	369		NeoPhotonics Corp (a)	4,898	61
Xcerra Corp (a)	27,209	166		NETGEAR Inc (a)	33,067	1,700
		$34,131		NeuStar Inc (a)	7,256	183
Software - 2.51%				NII Holdings Inc (a)	9,170	28
Actua Corp (a)	18,738	187		Novatel Wireless Inc (a)	4,845	9
Acxiom Corp (a)	12,580	288		Numerex Corp (a)	1,962	15
Avid Technology Inc (a)	48,074	313		Optical Cable Corp	8,872	20
Bottomline Technologies de Inc (a)	791	17		ORBCOMM Inc (a)	16,960	180
BroadSoft Inc (a)	88,925	3,987		Polycom Inc (a)	161,823	2,005
Concurrent Computer Corp	2,188	11		Preformed Line Products Co	1,641	80
Digi International Inc (a)	60,061	667		RF Industries Ltd	300	1
Dun & Bradstreet Corp/The	72,825	9,413		RigNet Inc (a)	2,344	28
Epiq Systems Inc	35,288	577		Shenandoah Telecommunications Co	84	3
Everyday Health Inc (a)	3,589	29		ShoreTel Inc (a)	52,443	385
Evolent Health Inc (a)	2,828	67		Silicom Ltd	709	26
IDI Inc (a)	2,600	13		Sonus Networks Inc (a)	56,507	486
InnerWorkings Inc (a)	24,534	209		Spok Holdings Inc	22,013	407
ManTech International Corp/VA	30,109	1,189		Telenav Inc (a)	19,170	95
MicroStrategy Inc (a)	912	160		Telephone & Data Systems Inc	78,538	2,473
PDF Solutions Inc (a)	599	10		TESSCO Technologies Inc	2,082	28
pdvWireless Inc (a)	1,672	36		United States Cellular Corp (a)	1,142	46
Progress Software Corp (a)	24,816	721		ViaSat Inc (a)	788	58
QAD Inc	1,853	35		Viavi Solutions Inc (a)	31,352	224
Quality Systems Inc	10,460	128		Vonage Holdings Corp (a)	22,675	134
Rosetta Stone Inc (a)	753	6		West Corp	7,936	175
Seachange International Inc (a)	1,711	5		Westell Technologies Inc (a)	9,001	5
SYNNEX Corp	41,681	4,190		Windstream Holdings Inc	11,317	105
Tangoe Inc (a)	5,154	42				$19,040
Verint Systems Inc (a)	237,100	8,363		Textiles - 0.07%
Zedge Inc (a)	1	—		Dixie Group Inc/The (a)	12,240	45
Zynga Inc (a)	170,894	490		G&K Services Inc	4,633	372
		$31,153		UniFirst Corp/MA	4,331	506
Storage & Warehousing - 0.12%						$923
Mobile Mini Inc	40,667	1,322		Toys, Games & Hobbies - 0.02%
Wesco Aircraft Holdings Inc (a)	9,122	117		JAKKS Pacific Inc (a)	28,720	265
		$1,439
Supranational Bank - 0.03%				Transportation - 1.80%
Banco Latinoamericano de Comercio Exterior	14,780	404		Air Transport Services Group Inc (a)	70,777	1,025
SA				ArcBest Corp	31,780	595
				Ardmore Shipping Corp	10,438	74
Telecommunications - 1.53%				Atlas Air Worldwide Holdings Inc (a)	29,286	1,266
ADTRAN Inc	17,788	324		CAI International Inc (a)	29,359	251
Alaska Communications Systems Group Inc	6,092	10		Celadon Group Inc	21,258	175
(a)				Costamare Inc	5,228	51
ATN International Inc	8,884	654		Covenant Transportation Group Inc (a)	12,392	279
Aviat Networks Inc (a)	1,548	12		DHT Holdings Inc	73,858	344
Aware Inc (a)	17,409	83		Dorian LPG Ltd (a)	33,212	205
Black Box Corp	28,088	384		Echo Global Logistics Inc (a)	476	12
Calix Inc (a)	30,848	238		Frontline Ltd/Bermuda	11,991	95
Cincinnati Bell Inc (a)	172,140	861		GasLog Ltd	28,387	380
Communications Systems Inc	8,832	65		Gener8 Maritime Inc (a)	7,804	41
Comtech Telecommunications Corp	54,139	708		Genesee & Wyoming Inc (a)	47,391	3,069
Consolidated Communications Holdings Inc	4,337	121		Golar LNG Ltd	11,886	202
DigitalGlobe Inc (a)	73,532	1,982		Hornbeck Offshore Services Inc (a)	42,365	338
EarthLink Holdings Corp	24,763	168		Hub Group Inc (a)	19,658	805
FairPoint Communications Inc (a)	767	12		Kirby Corp (a)	99,408	5,417
Finisar Corp (a)	107,320	2,013		Knight Transportation Inc	626	19
General Communication Inc (a)	12,181	187		Marten Transport Ltd	40,241	872
Globalstar Inc (a)	18,643	22		Matson Inc	25,910	969
Harmonic Inc (a)	85,702	282		Navios Maritime Acquisition Corp	17,923	27
Hawaiian Telcom Holdco Inc (a)	4,038	90		Nordic American Tankers Ltd	11,603	143
HC2 Holdings Inc	6,144	28		Overseas Shipholding Group Inc	6,193	79
IDT Corp - Class B	1,183	18		PAM Transportation Services Inc (a)	5,703	114
Infinera Corp (a)	5,651	50		Patriot Transportation Holding Inc (a)	320	7
Intelsat SA (a)	4,992	12		Providence and Worcester Railroad Co	4,798	76
				Radiant Logistics Inc (a)	3,750	12

See accompanying notes

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)
Transportation (continued)
Roadrunner Transportation Systems Inc (a)	34,862	$263
Saia Inc (a)	24,273	702
Scorpio Bulkers Inc (a)	6,652	22
Scorpio Tankers Inc	240,648	1,145
Ship Finance International Ltd	35,667	538
Teekay Corp	8,239	51
Teekay Tankers Ltd	77,367	228
Tidewater Inc	27,051	116
Universal Logistics Holdings Inc	893	13
USA Truck Inc (a)	9,229	178
Werner Enterprises Inc	49,455	1,242
XPO Logistics Inc (a)	29,345	869
YRC Worldwide Inc (a)	4,771	57
		$22,366
Trucking & Leasing - 0.56%
AMERCO	8,289	3,278
GATX Corp	56,907	2,546
Greenbrier Cos Inc/The	24,315	798
Textainer Group Holdings Ltd	3,981	47
Willis Lease Finance Corp (a)	9,142	247
		$6,916
Water - 0.18%
American States Water Co	20,288	876
Artesian Resources Corp	11,871	405
California Water Service Group	2,620	88
Connecticut Water Service Inc	3,139	160
Consolidated Water Co Ltd	17,181	231
Middlesex Water Co	331	14
SJW Corp	5,104	216
York Water Co/The	6,831	215
		$2,205
TOTAL COMMON STOCKS		$1,168,008
INVESTMENT COMPANIES - 5.67%	Shares Held	Value (000	's)
Money Market Funds - 5.67%
Cash Account Trust - Government & Agency	608,613	609
Portfolio - Government Cash Managed
First American Government Obligations Fund	69,839,180	69,839
		$70,448
TOTAL INVESTMENT COMPANIES		$70,448
Total Investments		$1,238,456
Other Assets and Liabilities - 0.31%		$3,790
TOTAL NET ASSETS - 100.00%		$1,242,246

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $198 or 0.02% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $217 or 0.02% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.35%
Consumer, Non-cyclical	16.48%
Industrial	15.14%
Consumer, Cyclical	11.08%
Technology	8.45%
Investment Companies	5.67%
Energy	5.31%
Utilities	4.01%
Basic Materials	3.37%
Communications	2.78%
Government	0.03%
Diversified	0.02%
Other Assets and Liabilities	0.31%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
July 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2016	Long	609	$70,811	$74,115	$3,304
Total					$3,304
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Tax-Exempt Bond Fund July 31, 2016 (unaudited)

	Principal				Principal
BONDS- 0.38%	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)
U.S. Municipals - 0.38%				California (continued)
Oglala Sioux Tribe				Golden State Tobacco Securitization
5.75%, 10/01/2025(a),(b)	$1,500	$1,546		Corp (credit support from ST APPROP)
				5.00%, 06/01/2033(c)	$1,170	$1,440
TOTAL BONDS		$1,546		Lancaster Redevelopment Agency Successor
	Principal			Agency
MUNICIPAL BONDS - 98.77%	Amount (000's)	Value (000	's)	6.50%, 08/01/2029	580	668
Alabama - 2.99%				Los Angeles Department of Water & Power
Auburn University				5.25%, 07/01/2038	1,000	1,085
5.00%, 06/01/2038	$555	$600		Los Angeles Unified School District/CA
5.00%, 06/01/2038	945	1,016		5.00%, 07/01/2029	1,000	1,121
Birmingham Airport Authority (credit support				Metropolitan Water District of Southern
from AGM)				California
5.25%, 07/01/2030(c)	1,000	1,146		5.00%, 07/01/2029	1,150	1,290
Lower Alabama Gas District/The				Morongo Band of Mission Indians/The
				6.50%, 03/01/2028(b)	500	539
5.00%, 09/01/2034	6,500	8,400
Selma Industrial Development Board				Oakland Unified School District/Alameda
6.25%, 11/01/2033	700	812		County
		$11,974		5.00%, 08/01/2034	2,210	2,649
Alaska - 0.43%				Port of Los Angeles
Borough of Matanuska-Susitna AK (credit				5.00%, 08/01/2031	1,240	1,390
support from AGC)				Regents of the University of California
5.50%, 09/01/2023(c)	1,500	1,719		Medical Center Pooled Revenue
				5.50%, 05/15/2027	1,375	1,442
Arizona - 2.56%				Richmond Joint Powers Financing Authority
Arizona Department of Transportation State				6.25%, 07/01/2024	1,000	1,147
Highway Fund Revenue				Riverside Community Properties Development
5.00%, 07/01/2026	1,500	1,626		Inc
City of Phoenix Civic Improvement Corp				6.00%, 10/15/2038	1,150	1,445
5.00%, 07/01/2034	1,000	1,114		Sacramento Area Flood Control
Navajo Nation				Agency (credit support from BAM)
				5.00%, 10/01/2039(c)	1,340	1,604
5.50%, 12/01/2030(b)	1,240	1,417
Salt Verde Financial Corp				San Diego Unified School District/CA
				0.00%, 07/01/2032(f)	5,000	3,166
5.00%, 12/01/2032	4,860	6,086
		$10,243		Southern California Public Power Authority
				5.25%, 07/01/2028	1,000	1,199
California - 18.16%				University of California
Alum Rock Union Elementary School				5.00%, 05/15/2037	1,500	1,785
District				5.75%, 05/15/2025	1,380	1,577
5.25%, 08/01/2043	1,000	1,218		West Contra Costa Unified School District
Bay Area Toll Authority				5.25%, 08/01/2033	1,000	1,236
5.00%, 04/01/2034	2,500	2,790
California Educational Facilities Authority						$72,799
5.00%, 12/29/2015(d)	8,148	9,003		Colorado - 0.60%
5.00%, 01/01/2038(d)	1,621	1,720		Platte River Power Authority
5.00%, 10/01/2038(d)	2,700	2,946		5.00%, 06/01/2026	1,135	1,273
California Health Facilities Financing				Regional Transportation District
Authority				6.00%, 01/15/2041	450	521
4.00%, 11/15/2041(e)	2,000	2,229		6.50%, 01/15/2030	500	591
California Pollution Control Financing						$2,385
Authority				Connecticut - 1.69%
4.30%, 07/01/2040	2,000	2,166		Mohegan Tribal Finance Authority
				7.00%, 02/01/2045(b)	5,500	5,571
California Statewide Communities
Development Authority				State of Connecticut (credit support from
5.00%, 12/01/2036(b)	4,500	5,228		ACA)
6.25%, 11/15/2019(b)	400	431		6.60%, 07/01/2024(c)	1,215	1,220
6.63%, 11/15/2024(b)	500	583				$6,791
California Statewide Communities				District of Columbia - 1.66%
Development Authority (credit support from				District of Columbia
FHA INS)				5.00%, 12/01/2023	1,785	2,029
6.63%, 08/01/2029(c)	890	1,048		5.00%, 12/01/2024	715	813
California Statewide Communities				6.38%, 10/01/2034	1,000	1,174
Development Authority (credit support from				District of Columbia Water & Sewer
GNMA COLL)				Authority (credit support from AGM)
4.90%, 07/20/2039(c)	500	541		5.50%, 10/01/2017(c)	500	529
City of Los Angeles Department of Airports				District of Columbia Water & Sewer
5.00%, 05/15/2035	1,500	1,711		Authority (credit support from AGM-CR
City of Vernon CA Electric System Revenue				NATL)
5.13%, 08/01/2021	380	414		5.50%, 10/01/2041(c)	2,000	2,117
5.13%, 08/01/2021	620	693				$6,662
Golden State Tobacco Securitization Corp				Florida - 2.27%
5.75%, 06/01/2047	14,995	15,295		City of Lakeland FL Department of Electric
				Utilities
				5.25%, 10/01/2036	1,000	1,422

See accompanying notes

Schedule of Investments Tax-Exempt Bond Fund July 31, 2016 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)
Florida (continued)				Indiana - 0.96%
County of Miami-Dade FL				Indiana Finance Authority
4.00%, 10/01/2040	$3,000	$3,289		5.00%, 10/01/2044	$700	$805
County of Miami-Dade FL Aviation				5.38%, 11/01/2032	1,000	1,092
Revenue (credit support from AGC)				Indiana Municipal Power Agency
5.25%, 10/01/2033(c)	2,000	2,174		6.00%, 01/01/2039	1,000	1,128
Escambia County Health Facilities				Town of Shoals IN
Authority (credit support from AMBAC)				7.25%, 11/01/2043	700	847
5.95%, 07/01/2020(c)	65	70				$3,872
School Board of Miami-Dade				Iowa- 0.33%
County/The (credit support from AGC)				City of Altoona IA (credit support from CITY
5.25%, 05/01/2028(c)	2,000	2,163		APPROP)
		$9,118		5.75%, 06/01/2031(c)	1,200	1,312
Georgia - 0.29%
City of Atlanta GA Water & Wastewater				Kansas - 0.29%
Revenue				Kansas Development Finance Authority
6.00%, 11/01/2027	1,000	1,171		5.50%, 11/15/2029	1,000	1,147

Idaho- 0.63%				Kentucky - 1.51%
Idaho Health Facilities Authority				Kentucky Economic Development Finance
6.65%, 02/15/2021	2,000	2,517		Authority
				5.38%, 08/15/2024	1,000	1,083
Illinois - 13.65%				5.63%, 08/15/2027	1,000	1,087
Chicago O'Hare International Airport				Kentucky Economic Development Finance
5.00%, 01/01/2033	2,000	2,401		Authority (credit support from AGC)
City of Chicago IL				6.00%, 12/01/2033(c)	1,000	1,077
5.00%, 01/01/2034	3,000	3,027		Kentucky State Property & Building
5.25%, 01/01/2029	2,000	2,084		Commission (credit support from AGC)
7.13%, 03/15/2022	400	401		5.25%, 02/01/2025(c)	885	986
7.46%, 02/15/2026	684	486		5.25%, 02/01/2025(c)	115	127
City of Chicago IL (credit support from AGC)				Paducah Electric Plant Board (credit support
5.25%, 01/01/2025(c)	2,000	2,089		from AGC)
City of Chicago IL Wastewater Transmission				5.25%, 10/01/2035(c)	1,500	1,682
Revenue						$6,042
5.00%, 01/01/2030	1,000	1,172		Louisiana - 2.40%
5.00%, 01/01/2032	1,000	1,161		Lafayette Public Trust Financing
5.00%, 01/01/2033	2,000	2,317		Authority (credit support from AGM)
City of Chicago IL Wastewater Transmission				5.25%, 10/01/2030(c)	1,000	1,148
Revenue (credit support from BHAC)				Louisiana Public Facilities Authority
5.50%, 01/01/2038(c)	1,000	1,056		8.00%, 07/01/2039	1,000	576
City of Chicago IL Waterworks Revenue				8.38%, 07/01/2039	600	346
5.00%, 11/01/2028	1,000	1,187		Louisiana Public Facilities Authority (credit
Gilberts Special Service Area No 24/IL				support from FNMA)
5.38%, 03/01/2034	300	273		0.00%, 12/01/2019(c),(f)	1,500	1,453
Huntley Special Service Area No				New Orleans Aviation Board (credit support
10/IL (credit support from AGC)				from AGC)
5.10%, 03/01/2029(c)	1,000	1,021		6.00%, 01/01/2023(c)	1,000	1,119
Illinois Finance Authority				Parish of St John the Baptist LA
5.00%, 11/01/2030	1,000	1,228		5.13%, 06/01/2037	4,865	4,975
5.38%, 08/15/2024	500	560				$9,617
5.50%, 08/01/2037	1,000	1,049		Maine- 0.72%
5.75%, 08/15/2030	1,050	1,206		Maine Health & Higher Educational Facilities
5.75%, 11/15/2037	1,500	1,600		Authority
6.00%, 03/01/2038	1,540	1,704		5.00%, 07/01/2046	2,500	2,887
6.25%, 11/15/2035	1,000	1,156
6.50%, 11/01/2038	1,000	1,132		Maryland - 0.60%
7.00%, 02/15/2018	210	223		Maryland Economic Development Corp
7.25%, 11/01/2038	1,000	1,149		5.00%, 03/31/2041	1,000	1,211
Illinois State Toll Highway Authority				5.75%, 06/01/2035	545	611
5.00%, 12/01/2032	5,300	6,531		Maryland Health & Higher Educational
5.00%, 01/01/2040(d)	2,000	2,404		Facilities Authority
5.25%, 01/01/2030	1,000	1,129		6.00%, 07/01/2041	500	601
Metropolitan Pier & Exposition						$2,423
Authority (credit support from NATL)				Massachusetts - 2.13%
5.50%, 06/15/2029(c)	2,410	3,048
				Massachusetts Bay Transportation Authority
Metropolitan Water Reclamation District of				5.25%, 07/01/2028	2,000	2,704
Greater Chicago				Massachusetts Development Finance Agency
5.00%, 12/01/2027	5,000	6,349		5.75%, 12/01/2042	1,000	1,137
5.00%, 12/01/2045	1,000	1,203		Massachusetts Educational Financing
State of Illinois				Authority
5.50%, 07/01/2027	3,410	3,891		4.90%, 07/01/2028	2,450	2,575
United City of Yorkville IL
5.75%, 03/01/2028	500	512
		$54,749

See accompanying notes

Schedule of Investments Tax-Exempt Bond Fund July 31, 2016 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)
Massachusetts (continued)				New York - 11.99%
Massachusetts Health & Educational Facilities				Brooklyn Arena Local Development Corp
Authority (credit support from GO OF UNIV)				6.38%, 07/15/2043	$1,400	$1,612
5.00%, 07/01/2038(c)	$1,000	$1,041		Hudson Yards Infrastructure Corp
Massachusetts State College Building				5.75%, 02/15/2047	2,500	2,956
Authority (credit support from ST APPROP)				Metropolitan Transportation Authority
5.50%, 05/01/2039(c)	1,000	1,132		5.00%, 11/15/2034	1,390	1,706
		$8,589		5.00%, 11/15/2036	3,000	3,760
Michigan - 0.72%				5.25%, 11/15/2030	1,500	1,723
City of Detroit MI Sewage Disposal System				New York City Industrial Development
Revenue (credit support from AGM)				Agency (credit support from AGC)
7.00%, 07/01/2027(c)	1,500	1,731		6.13%, 01/01/2029(c)	1,000	1,120
Wayne County Airport Authority				New York City Transitional Finance Authority
5.00%, 12/01/2045	1,000	1,178		Building Aid Revenue (credit support from
		$2,909		ST AID WITHHLDG)
Minnesota - 0.42%				5.25%, 01/15/2039(c)	2,145	2,368
City of Minneapolis MN				New York Liberty Development Corp
6.75%, 11/15/2032	500	570		5.00%, 11/15/2031	1,000	1,177
City of Minneapolis MN (credit support from				5.00%, 09/15/2040	1,000	1,190
AGC)				5.25%, 10/01/2035	4,625	6,223
6.50%, 11/15/2038(c)	165	187		New York Liberty Development Corp (credit
6.50%, 11/15/2038(c)	835	934		support from GO OF AUTH)
				5.00%, 12/15/2041(c)	1,000	1,185
		$1,691
Missouri - 0.49%				New York State Dormitory Authority (credit
City of St Louis MO Airport Revenue (credit				support from AGC ST AID WITHHLDG)
				5.00%, 10/01/2023(c)	1,860	2,114
support 5.50%, from 07/01/2028 NATL) (c)	1,500	1,956		5.00%, 10/01/2023(c)	140	157
				New York State Thruway Authority
Nebraska - 0.83%				5.25%, 01/01/2056	4,395	5,424
Municipal Energy Agency of Nebraska (credit				New York Transportation Development Corp
support from BHAC)				5.00%, 08/01/2021	3,500	3,920
5.13%, 04/01/2029(c)	1,000	1,107		5.00%, 07/01/2046	3,125	3,578
Omaha Public Power District				5.25%, 01/01/2050	3,100	3,591
5.50%, 02/01/2039	1,000	1,074		Tompkins County Development Corp
University of Nebraska				5.00%, 07/01/2027	1,115	1,266
5.25%, 07/01/2039	1,000	1,110		Westchester County Local Development
		$3,291		Corp
Nevada - 1.42%				5.00%, 11/01/2046	2,500	2,934
County of Clark NV						$48,004
5.13%, 07/01/2034	1,000	1,121		North Carolina - 0.29%
Las Vegas Redevelopment Agency				City of Raleigh NC Combined Enterprise
5.00%, 06/15/2040	1,850	2,187		System Revenue
5.00%, 06/15/2045	2,000	2,355		5.00%, 03/01/2031	1,000	1,161
		$5,663
New Hampshire - 0.27%				Ohio- 1.95%
City of Manchester NH General Airport				American Municipal Power Inc
Revenue (credit support from AGM)				5.25%, 02/15/2033	2,575	3,060
5.13%, 01/01/2030(c)	1,000	1,070		City of Cincinnati OH
				5.00%, 12/01/2032	815	971
New Jersey - 3.18%				City of Cleveland OH Airport System
Casino Reinvestment Development Authority				Revenue (credit support from AGM)
				5.00%, 01/01/2024(c),(e)	1,075	1,302
5.25%, 11/01/2039	750	800
New Jersey Economic Development				Ohio Air Quality Development Authority
Authority				5.63%, 06/01/2018	1,000	1,057
5.00%, 09/01/2034	1,000	1,129		Ohio Housing Finance Agency (credit support
5.75%, 04/01/2031	1,005	1,204		from GNMA/FNMA/FHLMC)
				5.20%, 09/01/2029(c)	435	457
5.75%, 06/01/2031	550	623
New Jersey Educational Facilities				Ohio Water Development Authority
Authority (credit support from AGM)				4.00%, 01/01/2034	1,000	1,044
5.00%, 07/01/2035(c)	1,000	1,204				$7,891
New Jersey Housing & Mortgage Finance				Oklahoma - 0.20%
Agency				Tulsa Airports Improvement Trust
				5.00%, 06/01/2035(g)	700	816
6.38%, 10/01/2028	185	192
New Jersey Transportation Trust Fund
Authority				Pennsylvania - 4.45%
5.25%, 06/15/2032	2,000	2,293		Allegheny County Industrial Development
5.25%, 06/15/2034	2,250	2,553		Authority
Newark Housing Authority (credit support				6.00%, 07/15/2038	1,000	1,087
from AGM MUN GOVT GTD)				City of Scranton PA
5.00%, 12/01/2038(c)	2,300	2,720		8.50%, 09/01/2022(a)	600	674
		$12,718		Pennsylvania Economic Development
				Financing Authority
				5.00%, 12/31/2034	5,635	6,659
				6.00%, 06/01/2031	500	500

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2016 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)
Pennsylvania (continued)				Virgin Islands - 0.16%
Pennsylvania Turnpike Commission				Virgin Islands Public Finance Authority
3.00%, 06/01/2032	$1,580	$1,577		5.00%, 10/01/2025	$650	$655
5.00%, 12/01/2045	2,000	2,385
5.00%, 12/01/2046	3,000	3,496		Virginia - 1.36%
5.75%, 12/01/2028	420	493		County of Botetourt VA
5.75%, 12/01/2028	380	459		6.00%, 07/01/2034	1,000	1,085
6.00%, 12/01/2034	435	519		6.00%, 07/01/2044	1,000	1,078
6.00%, 12/01/2034	65	79		Fairfax County Industrial Development
		$17,928		Authority
South Carolina - 1.48%				5.00%, 05/15/2035(d)	700	825
South Carolina Jobs-Economic Development				Roanoke Economic Development Authority
Authority (credit support from AGC)				6.63%, 12/01/2044	1,295	1,468
5.38%, 02/01/2029(c)	1,000	1,096		Shops at White Oak Village Community
South Carolina Public Service Authority				Development Authority/The
5.25%, 12/01/2055	4,000	4,837		5.30%, 03/01/2017	100	102
		$5,933		Washington County Industrial Development
Tennessee - 1.39%				Authority/VA
Metropolitan Government Nashville &				7.50%, 07/01/2029	750	853
Davidson County Health & Educational Facs						$5,411
Bd				Washington - 2.39%
5.00%, 07/01/2046	4,250	5,104		FYI Properties
Shelby County Health Educational & Housing				5.50%, 06/01/2039	1,000	1,119
Facilities Board				Port of Seattle WA
5.63%, 09/01/2026	500	501		5.00%, 10/01/2032(e)	3,500	4,284
		$5,605		State of Washington
Texas- 8.40%				6.40%, 06/01/2017	770	807
Capital Area Cultural Education Facilities				Washington Health Care Facilities Authority
Finance Corp				7.38%, 03/01/2038	1,000	1,167
6.13%, 04/01/2045	1,000	1,151		Washington Health Care Facilities
Central Texas Turnpike System				Authority (credit support from AGM)
5.00%, 08/15/2031	1,285	1,523		5.50%, 08/15/2038(c)	1,000	1,082
City of Houston TX Airport System Revenue				Washington Higher Education Facilities
5.00%, 07/01/2029	2,000	2,262		Authority
Harris County Industrial Development Corp				5.63%, 10/01/2040	1,000	1,113
5.00%, 02/01/2023	400	447				$9,572
Harris County-Houston Sports Authority				West Virginia - 0.41%
5.00%, 11/15/2030	3,000	3,634		County of Ohio WV
Metropolitan Transit Authority of Harris				5.85%, 06/01/2034	250	254
County				West Virginia Hospital Finance Authority
5.00%, 11/01/2033	2,435	3,038		5.50%, 06/01/2034	1,250	1,418
Mission Economic Development Corp						$1,672
5.75%, 10/01/2031(b)	1,000	1,067		Wisconsin - 3.10%
5.75%, 10/01/2031(b)	1,000	1,068		City of Superior WI (credit support from GO
New Hope Cultural Education Facilities				OF CORP)
Finance Corp				5.38%, 11/01/2021(c)	750	786
5.00%, 07/01/2047	3,000	3,357		County of Milwaukee WI Airport
North Texas Health Facilities Development				Revenue (credit support from AGM)
Corp (credit support from AGM)				5.25%, 12/01/2025(c)	4,000	4,063
5.00%, 09/01/2024(c)	1,000	1,042		Public Finance Authority
North Texas Tollway Authority				4.00%, 08/01/2035	1,580	1,627
5.00%, 01/01/2045	1,000	1,192		5.25%, 04/01/2030	1,400	1,570
5.63%, 01/01/2033	385	412		State of Wisconsin (credit support from ST
5.63%, 01/01/2033	180	191		APPROP)
5.63%, 01/01/2033	435	466		5.38%, 05/01/2025(c)	1,000	1,126
5.75%, 01/01/2033	1,130	1,212		Wisconsin Health & Educational Facilities
Port Beaumont Navigation District				Authority
7.25%, 02/01/2036(b)	4,000	4,206		5.00%, 07/01/2041	1,590	1,835
Sea Breeze Public Facility Corp				6.38%, 02/15/2029	500	572
6.50%, 01/01/2046	100	105		6.63%, 02/15/2039	720	828
Tarrant County Cultural Education Facilities						$12,407
Finance Corp				TOTAL MUNICIPAL BONDS		$395,946
5.00%, 11/15/2037	3,060	3,695		Total Investments		$397,492
Tarrant County Cultural Education Facilities				Liability for Floating Rate Notes Issued in Conjunction with
Finance Corp (credit support from AGC)				Securities Held - (2.15)%
6.25%, 07/01/2028(c)	1,000	1,120		Notes with an interest rate of 0.47% - 0.52% at $	(8,621)	$(8,621)
Texas A&M University				July 31, 2016 and contractual maturity of
5.00%, 05/15/2027	1,000	1,120		collateral from 2017-2024.(h)
Texas Private Activity Bond Surface				Total Net Investments		$388,871
Transportation Corp				Other Assets and Liabilities - 3.00%		$12,020
7.00%, 12/31/2038	1,000	1,268		TOTAL NET ASSETS - 100.00%		$400,891
		$33,576

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2016 (unaudited)

(a)	Security is Illiquid. At the end of the period, the value of these securities totaled $2,220 or 0.55% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,656 or 5.40% of net assets.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Security purchased on a when-issued basis.
(f)	Non-Income Producing Security
(g)	Variable Rate. Rate shown is in effect at July 31, 2016.
(h)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2016.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	64.70%
Insured	15.96%
Prerefunded	8.92%
General Obligation Unlimited	7.07%
Tax Allocation	1.37%
Government	0.38%
Special Assessment	0.33%
Certificate Participation	0.22%
Special Tax	0.20%
Liability For Floating Rate Notes Issued	(2.15)%
Other Assets and Liabilities	3.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
July 31, 2016 (unaudited)

Currency Abbreviations ARS AUD BRL CAD CHF CNY COP DKK EUR GBP HKD HUF IDR INR JPY MXN MYR NZD PHP PLN RON RUB SEK TRY USD/$ ZAR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chinese Renminbi

Colombian Peso

Danish Krone

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Indian Rupee

Japanese Yen

Mexican Peso

Malaysian Ringgit

New Zealand Dollar

Philippine Peso

Polish Zloty

Romanian New Leu

Russian Rouble

Swedish Krona

Turkish Lira

United States Dollar

South African Rand

See accompanying notes

At July 31, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
California Municipal Fund*	$31,033	$(412)	$30,621	$385,077
Core Plus Bond Fund	142,773	(35,033)	107,740	4,376,720
Diversified International Fund	868,401	(284,508)	583,893	7,219,772
Equity Income Fund	1,963,353	(102,103)	1,861,250	3,728,594
Finisterre Unconstrained Emerging Markets Bond
Fund	138	(221)	(83)	23,175
Global Diversified Income Fund	560,382	(418,421)	141,961	10,864,483
Global Real Estate Securities Fund	510,408	(58,944)	451,464	2,915,739
Government & High Quality Bond Fund	36,485	(32,610)	3,875	1,510,207
High Yield Fund	100,303	(218,655)	(118,352)	3,601,368
High Yield Fund I	29,760	(40,459)	(10,699)	944,718
Income Fund	158,306	(65,909)	92,397	3,139,348
Inflation Protection Fund	50,849	(11,413)	39,436	1,748,792
International Emerging Markets Fund	115,395	(23,703)	91,692	864,201
International Fund I	62,899	(12,561)	50,338	352,139
LargeCap Growth Fund	366,526	(17,795)	348,731	1,867,130
LargeCap Growth Fund I	1,855,604	(155,182)	1,700,422	5,558,867
LargeCap Growth Fund II	68,503	(10,053)	58,450	510,068
LargeCap S&P 500 Index Fund	1,905,368	(139,897)	1,765,471	3,309,956
LargeCap Value Fund	187,685	(32,147)	155,538	2,304,197
LargeCap Value Fund III	212,769	(57,139)	155,630	1,635,660
MidCap Fund	3,129,113	(249,166)	2,879,947	8,658,552
MidCap Growth Fund	21,009	(798)	20,211	119,287
MidCap Growth Fund III	192,617	(47,516)	145,101	1,314,162
MidCap S&P 400 Index Fund	317,286	(81,113)	236,173	989,787
MidCap Value Fund I	53,886	(20,809)	33,077	1,157,925
MidCap Value Fund III	151,696	(49,157)	102,539	1,123,290
Money Market Fund	—	—	—	994,960
Overseas Fund	201,716	(375,087)	(173,371)	3,240,583
Principal Capital Appreciation Fund	1,050,160	(19,315)	1,030,845	1,565,576
Principal LifeTime 2010 Fund	113,204	(26,760)	86,444	1,189,565
Principal LifeTime 2015 Fund	110,185	(6,627)	103,558	690,224
Principal LifeTime 2020 Fund	640,993	(156,417)	484,576	5,602,972
Principal LifeTime 2025 Fund	188,775	(26,480)	162,295	1,539,152
Principal LifeTime 2030 Fund	754,168	(181,872)	572,296	6,250,073
Principal LifeTime 2035 Fund	173,274	(26,046)	147,228	1,157,483
Principal LifeTime 2040 Fund	636,947	(139,507)	497,440	4,024,209
Principal LifeTime 2045 Fund	98,830	(21,325)	77,505	771,698
Principal LifeTime 2050 Fund	321,037	(81,575)	239,462	2,183,901
Principal LifeTime 2055 Fund	22,313	(9,279)	13,034	279,376
Principal LifeTime 2060 Fund	4,002	(7,152)	(3,150)	151,464
Principal LifeTime Hybrid 2015 Fund	305	(37)	268	9,997
Principal LifeTime Hybrid 2020 Fund	1,128	(100)	1,028	33,231
Principal LifeTime Hybrid 2025 Fund	360	(32)	328	8,004
Principal LifeTime Hybrid 2030 Fund	1,120	(103)	1,017	33,161
Principal LifeTime Hybrid 2035 Fund	253	(42)	211	5,941
Principal LifeTime Hybrid 2040 Fund	558	(65)	493	16,858
Principal LifeTime Hybrid 2045 Fund	131	(28)	103	3,397
Principal LifeTime Hybrid 2050 Fund	323	(38)	285	9,460
Principal LifeTime Hybrid 2055 Fund	46	(5)	41	985
Principal LifeTime Hybrid 2060 Fund	22	(1)	21	371
Principal LifeTime Hybrid Income Fund	110	(3)	107	3,955
Principal LifeTime Strategic Income Fund	52,587	(6,151)	46,436	656,132
Real Estate Securities Fund	913,342	(8,483)	904,859	2,287,758
SAM Balanced Portfolio	749,226	(27,044)	722,182	4,157,726
SAM Conservative Balanced Portfolio	182,046	(9,546)	172,500	1,588,974
SAM Conservative Growth Portfolio	569,285	(26,582)	542,703	2,578,040
SAM Flexible Income Portfolio	160,808	(16,282)	144,526	2,318,229
SAM Strategic Growth Portfolio	342,213	(34,758)	307,455	1,572,172
Short-Term Income Fund	34,868	(17,878)	16,990	2,950,747
SmallCap Fund	120,246	(24,853)	95,393	489,960
SmallCap Growth Fund I	272,499	(67,701)	204,798	1,268,062
SmallCap S&P 600 Index Fund	290,796	(96,976)	193,820	948,486
SmallCap Value Fund II	194,265	(70,097)	124,168	1,114,288
Tax-Exempt Bond Fund*	29,215	(794)	28,421	360,452

* The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation

Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below shows the amounts that were transferred from Level 1 to Level 2 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

Global Diversified Income Fund	$10,694,322
SmallCap Growth Fund I	1,946
SmallCap Value Fund II	137,890

The table below shows the amounts that were transferred from Level 2 to Level 1 due the resumption of trading for previous thinly traded securities:

Global Diversified Income Fund	$6,766,104
High Yield Fund I	1,596,375
International Emerging Markets Fund	11,218,227
SmallCap Value Fund II	325,974

The following is a summary of the inputs used as of July 31, 2016 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Municipal Bonds*	$—	$435,685	$—	$435,685
Total investments in securities $	—	$435,685	$—	$435,685

Core Plus Bond Fund
Bonds*	$—	$2,718,709	$24,937	$2,743,646
Common Stocks*	150	—	—	150
Convertible Bonds*	—	605	—	605
Investment Companies*	68,789	—	—	68,789
Preferred Stocks
Communications	1,391	—	—	1,391
Financial	11,640	3,571	—	15,211
Utilities	1,514	—	—	1,514
Senior Floating Rate Interests*	—	82,165	—	82,165
U.S. Government & Government Agency Obligations*	—	1,570,989	—	1,570,989
Total investments in securities $	83,484	$4,376,039	$24,937	$4,484,460
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,509	$—	$1,509
Interest Rate Contracts**
Futures	$3,913	$—	$—	$3,913
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(5,386)	$—	$(5,386)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(318)	$—	$(318)
Interest Rate Contracts**
Futures	$(730)	$—	$—	$(730)

Diversified International Fund
Common Stocks
Basic Materials	$88,791	$246,720	$—	$335,511
Communications	22,430	903,970	—	926,400
Consumer, Cyclical	280,490	893,984	—	1,174,474
Consumer, Non-cyclical	139,829	1,134,249	—	1,274,078
Diversified	—	81,387	—	81,387
Energy	230,870	280,053	—	510,923
Financial	506,322	1,109,142	—	1,615,464
Industrial	83,568	736,777	—	820,345
Technology	50,475	529,490	—	579,965
Utilities	—	285,667	—	285,667
Investment Companies*	199,451	—	—	199,451
Total investments in securities $	1,602,226	$6,201,439	$—	$7,803,665

Equity Income Fund
Common Stocks*	$5,488,672	$—	$—	$5,488,672
Investment Companies*	101,172	—	—	101,172
Total investments in securities $	5,589,844	$—	$—	$5,589,844

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*	$—	$22,709	$—	$22,709
Convertible Bonds*	—	383	—	383
Total investments in securities $	—	$23,092	$—	$23,092
Assets
Credit Contracts**
Credit Default Swaps	$—	$266	$—	$266
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$14	$—	$14
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(61)	$—	$(61)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(23)	$—	$(23)
Interest Rate Contracts**
Futures	$(33)	$—	$—	$(33)

Global Diversified Income Fund
Bonds*	$—	$7,058,844	$82,178	$7,141,022
Common Stocks
Basic Materials	19,258	10,219	—	29,477
Communications	132,356	50,116	10	182,482
Consumer, Cyclical	6,127	44,973	126	51,226
Consumer, Non-cyclical	127,030	103,726	—	230,756
Diversified	—	11,012	—	11,012
Energy	186,371	32,003	—	218,374
Financial	506,828	324,392	—	831,220
Government	1,158	—	—	1,158
Industrial	60,636	79,104	—	139,740
Technology	38,652	8,977	43	47,672
Utilities	353,686	100,850	—	454,536
Convertible Bonds*	—	957	5,012	5,969
Convertible Preferred Stocks
Financial	5,195	—	—	5,195
Credit Linked Structured Notes*	—	—	3,250	3,250
Investment Companies*	450,955	—	—	450,955
Preferred Stocks
Communications	18,031	14,161	—	32,192
Consumer, Non-cyclical	—	1,040	—	1,040
Financial	130,611	25,208	—	155,819
Industrial	13,455	—	94	13,549
Utilities	15,768	1,346	—	17,114
Senior Floating Rate Interests*	—	807,790	23,581	831,371
U.S. Government & Government Agency Obligations*	—	150,339	—	150,339
Purchased Options	976	—	—	976
Total investments in securities $	2,067,093	$8,825,057	$114,294	$11,006,444
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,180	$—	$2,180
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(533)	$—	$(533)
Equity Contracts**
Options	$(40,805)	$—	$—	$(40,805)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,246)	$—	$(2,246)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$16,421	$14,661	$—	$31,082
Financial		1,824,273	1,436,332	—	3,260,605
Technology		19,591	—	—	19,591
Investment Companies*		55,925	—	—	55,925
	Total investments in securities $	1,916,210	$1,450,993	$—	$3,367,203

Government & High Quality Bond Fund
Bonds*		$—	$446,905	$—	$446,905
Investment Companies*		37,987	—	—	37,987
U.S. Government & Government Agency Obligations*		—	1,029,190	—	1,029,190
	Total investments in securities $	37,987	$1,476,095	$—	$1,514,082

High Yield Fund
Bonds*		$—	$3,041,061	$—	$3,041,061
Common Stocks
Basic Materials		1,423	—	—	1,423
Consumer, Non-cyclical		—	—	62	62
Energy		—	—	—	—
Technology		—	—	—	—
Convertible Bonds*		—	12,522	—	12,522
Investment Companies*		205,159	—	—	205,159
Senior Floating Rate Interests*		—	197,645	—	197,645
U.S. Government & Government Agency Obligations*		—	25,144	—	25,144
	Total investments in securities $	206,582	$3,276,372	$62	$3,483,016
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$676	$—	$676

High Yield Fund I
Bonds*		$—	$830,771	$54	$830,825
Common Stocks
Communications		237	—	—	237
Consumer, Cyclical		—	3	—	3
Industrial		—	—	—	—
Utilities		113	—	—	113
Convertible Bonds*		—	241	—	241
Investment Companies*		39,910	—	—	39,910
Preferred Stocks		1,509	—	—	1,509
Senior Floating Rate Interests*		—	61,181	—	61,181
	Total investments in securities $	41,769	$892,196	$54	$934,019

Income Fund
Bonds*		$—	$2,005,327	$33,904	$2,039,231
Common Stocks
Financial		—	—	3	3
Industrial		—	—	—	—
Technology		—	—	—	—
Investment Companies*		98,912	—	—	98,912
Senior Floating Rate Interests*		—	5,373	—	5,373
U.S. Government & Government Agency Obligations*		—	1,088,226	—	1,088,226
	Total investments in securities $	98,912	$3,098,926	$33,907	$3,231,745

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund
Bonds*	$—	$125,812	$—	$125,812
Investment Companies*	40,738	—	—	40,738
U.S. Government & Government Agency Obligations*	—	1,614,194	—	1,614,194
Purchased Interest Rate Swaptions	—	3,295	—	3,295
Purchased Capped Options	—	—	—	—
Purchased Options	836	3,353	—	4,189
Total investments in securities $	41,574	$1,746,654	$—	$1,788,228
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$277	$—	$277
Interest Rate Contracts**
Futures	$310	$—	$—	$310
Interest Rate Swaps	—	880	—	880
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,649)	$—	$(2,649)
Written Options	—	(2,644)	—	(2,644)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,023)	$—	$(1,023)
Futures	(5,388)	—	—	(5,388)
Interest Rate Swaps	—	(126)	—	(126)
Interest Rate Swaptions	—	(746)	—	(746)
Options	(341)	—	—	(341)

International Emerging Markets Fund
Common Stocks
Basic Materials	$6,540	$36,768	$—	$43,308
Communications	28,613	156,704	—	185,317
Consumer, Cyclical	20,640	80,630	—	101,270
Consumer, Non-cyclical	45,529	25,647	—	71,176
Diversified	—	5,203	—	5,203
Energy	33,998	62,920	—	96,918
Financial	29,522	136,914	—	166,436
Industrial	16,192	44,726	—	60,918
Technology	23,312	118,019	—	141,331
Utilities	11,304	26,318	—	37,622
Investment Companies*	10,087	—	—	10,087
Preferred Stocks
Basic Materials	—	6,867	—	6,867
Communications	—	695	—	695
Diversified	—	17,426	—	17,426
Financial	8,380	—	—	8,380
Utilities	2,939	—	—	2,939
Total investments in securities $	237,056	$718,837	$—	$955,893

International Fund I
Common Stocks
Basic Materials	$—	$15,424	$—	$15,424
Communications	2,298	46,771	—	49,069
Consumer, Cyclical	5,735	65,185	—	70,920
Consumer, Non-cyclical	10,064	55,710	—	65,774
Diversified	—	1,643	—	1,643
Energy	—	4,114	—	4,114
Financial	—	45,523	—	45,523
Industrial	7,571	54,301	—	61,872
Technology	25,952	41,667	—	67,619
Utilities	—	9,373	—	9,373
Investment Companies*	11,146	—	—	11,146
Total investments in securities $	62,766	$339,711	$—	$402,477
Assets
Equity Contracts**
Futures	$525	$—	$—	$525

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund
Common Stocks*		$2,137,291	$—	$—	$2,137,291
Investment Companies*		78,570	—	—	78,570
	Total investments in securities $	2,215,861	$—	$—	$2,215,861

LargeCap Growth Fund I
Common Stocks
Basic Materials		$131,674	$—	$—	$131,674
Communications		1,594,723	—	1,082	1,595,805
Consumer, Cyclical		995,726	—	—	995,726
Consumer, Non-cyclical		2,003,078	—	—	2,003,078
Energy		5,216	—	—	5,216
Financial		531,788	—	—	531,788
Industrial		631,637	—	—	631,637
Technology		1,167,769	—	—	1,167,769
Utilities		578	—	—	578
Convertible Preferred Stocks
Communications		—	—	30,562	30,562
Investment Companies*		148,873	—	—	148,873
Preferred Stocks
Communications		—	—	8,186	8,186
Technology		—	8,397	—	8,397
	Total investments in securities $	7,211,062	$8,397	$39,830	$7,259,289
Assets
Equity Contracts**
Futures		$4,356	$—	$—	$4,356

LargeCap Growth Fund II
Common Stocks*		$552,461	$—	$—	$552,461
Investment Companies*		16,057	—	—	16,057
	Total investments in securities $	568,518	$—	$—	$568,518
Assets
Equity Contracts**
Futures		$339	$—	$—	$339
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(21)	$—	$(21)

LargeCap S&P 500 Index Fund
Common Stocks*		$5,018,532	$—	$—	$5,018,532
Investment Companies*		56,895	—	—	56,895
	Total investments in securities $	5,075,427	$—	$—	$5,075,427
Assets
Equity Contracts**
Futures		$1,172	$—	$—	$1,172

LargeCap Value Fund
Common Stocks*		$2,455,835	$—	$—	$2,455,835
Investment Companies*		3,900	—	—	3,900
	Total investments in securities $	2,459,735	$—	$—	$2,459,735

LargeCap Value Fund III
Common Stocks*		$1,727,087	$—	$—	$1,727,087
Investment Companies*		64,203	—	—	64,203
	Total investments in securities $	1,791,290	$—	$—	$1,791,290
Assets
Equity Contracts**
Futures		$1,291	$—	$—	$1,291

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap Fund
Common Stocks*		$11,523,643	$—	$—	$11,523,643
Investment Companies*		14,856	—	—	14,856
	Total investments in securities $	11,538,499	$—	$—	$11,538,499

MidCap Growth Fund
Common Stocks*		$138,588	$—	$—	$138,588
Investment Companies*		910	—	—	910
	Total investments in securities $	139,498	$—	$—	$139,498

MidCap Growth Fund III
Common Stocks*		$1,394,402	$—	$—	$1,394,402
Investment Companies*		64,861	—	—	64,861
	Total investments in securities $	1,459,263	$—	$—	$1,459,263
Assets
Equity Contracts**
Futures		$2,205	$—	$—	$2,205

MidCap S&P 400 Index Fund
Common Stocks*		$1,194,881	$—	$—	$1,194,881
Investment Companies*		31,079	—	—	31,079
	Total investments in securities $	1,225,960	$—	$—	$1,225,960
Assets
Equity Contracts**
Futures		$651	$—	$—	$651

MidCap Value Fund I
Common Stocks*		$1,165,413	$—	$—	$1,165,413
Investment Companies*		25,589	—	—	25,589
	Total investments in securities $	1,191,002	$—	$—	$1,191,002
Assets
Equity Contracts**
Futures		$780	$—	$—	$780

MidCap Value Fund III
Common Stocks*		$1,173,909	$—	$—	$1,173,909
Investment Companies*		51,920	—	—	51,920
	Total investments in securities $	1,225,829	$—	$—	$1,225,829
Assets
Equity Contracts**
Futures		$1,574	$—	$—	$1,574

Money Market Fund
Bonds*		$—	$92,187	$—	$92,187
Certificate of Deposit*		—	25,800	—	25,800
Commercial Paper*		—	710,436	—	710,436
Investment Companies*		52,300	—	—	52,300
Municipal Bonds*		—	54,237	—	54,237
Repurchase Agreements*		—	60,000	—	60,000
	Total investments in securities $	52,300	$942,660	$—	$994,960

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Overseas Fund
Common Stocks
Basic Materials		$—	$165,043	$—	$165,043
Communications		22,408	205,741	—	228,149
Consumer, Cyclical		—	220,216	—	220,216
Consumer, Non-cyclical		37,618	544,362	—	581,980
Diversified		1,002	16,479	—	17,481
Energy		12,456	222,688	—	235,144
Financial		—	657,445	—	657,445
Industrial		26,256	500,837	—	527,093
Technology		—	103,665	—	103,665
Utilities		—	114,014	—	114,014
Investment Companies*		158,075	—	—	158,075
Preferred Stocks
Consumer, Cyclical		—	58,907	—	58,907
	Total investments in securities $	257,815	$2,809,397	$—	$3,067,212
Assets
Equity Contracts**
Futures		$2,812	$—	$—	$2,812

Principal Capital Appreciation Fund
Common Stocks*		$2,567,682	$—	$—	$2,567,682
Investment Companies*		28,739	—	—	28,739
	Total investments in securities $	2,596,421	$—	$—	$2,596,421

Principal LifeTime 2010 Fund
Investment Companies*		$1,276,009	$—	$—	$1,276,009
	Total investments in securities $	1,276,009	$—	$—	$1,276,009

Principal LifeTime 2015 Fund
Investment Companies*		$793,782	$—	$—	$793,782
	Total investments in securities $	793,782	$—	$—	$793,782

Principal LifeTime 2020 Fund
Investment Companies*		$6,087,548	$—	$—	$6,087,548
	Total investments in securities $	6,087,548	$—	$—	$6,087,548

Principal LifeTime 2025 Fund
Investment Companies*		$1,701,447	$—	$—	$1,701,447
	Total investments in securities $	1,701,447	$—	$—	$1,701,447

Principal LifeTime 2030 Fund
Investment Companies*		$6,822,369	$—	$—	$6,822,369
	Total investments in securities $	6,822,369	$—	$—	$6,822,369

Principal LifeTime 2035 Fund
Investment Companies*		$1,304,711	$—	$—	$1,304,711
	Total investments in securities $	1,304,711	$—	$—	$1,304,711

Principal LifeTime 2040 Fund
Investment Companies*		$4,521,649	$—	$—	$4,521,649
	Total investments in securities $	4,521,649	$—	$—	$4,521,649

Principal LifeTime 2045 Fund
Investment Companies*		$849,203	$—	$—	$849,203
	Total investments in securities $	849,203	$—	$—	$849,203

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2050 Fund
Investment Companies*		$2,423,363	$—	$—	$2,423,363
	Total investments in securities $	2,423,363	$—	$—	$2,423,363

Principal LifeTime 2055 Fund
Investment Companies*		$292,410	$—	$—	$292,410
	Total investments in securities $	292,410	$—	$—	$292,410

Principal LifeTime 2060 Fund
Investment Companies*		$148,314	$—	$—	$148,314
	Total investments in securities $	148,314	$—	$—	$148,314

Principal LifeTime Hybrid 2015 Fund
Investment Companies*		$10,265	$—	$—	$10,265
	Total investments in securities $	10,265	$—	$—	$10,265

Principal LifeTime Hybrid 2020 Fund
Investment Companies*		$34,259	$—	$—	$34,259
	Total investments in securities $	34,259	$—	$—	$34,259

Principal LifeTime Hybrid 2025 Fund
Investment Companies*		$8,332	$—	$—	$8,332
	Total investments in securities $	8,332	$—	$—	$8,332

Principal LifeTime Hybrid 2030 Fund
Investment Companies*		$34,178	$—	$—	$34,178
	Total investments in securities $	34,178	$—	$—	$34,178

Principal LifeTime Hybrid 2035 Fund
Investment Companies*		$6,152	$—	$—	$6,152
	Total investments in securities $	6,152	$—	$—	$6,152

Principal LifeTime Hybrid 2040 Fund
Investment Companies*		$17,351	$—	$—	$17,351
	Total investments in securities $	17,351	$—	$—	$17,351

Principal LifeTime Hybrid 2045 Fund
Investment Companies*		$3,500	$—	$—	$3,500
	Total investments in securities $	3,500	$—	$—	$3,500

Principal LifeTime Hybrid 2050 Fund
Investment Companies*		$9,745	$—	$—	$9,745
	Total investments in securities $	9,745	$—	$—	$9,745

Principal LifeTime Hybrid 2055 Fund
Investment Companies*		$1,026	$—	$—	$1,026
	Total investments in securities $	1,026	$—	$—	$1,026

Principal LifeTime Hybrid 2060 Fund
Investment Companies*		$392	$—	$—	$392
	Total investments in securities $	392	$—	$—	$392

Principal LifeTime Hybrid Income Fund
Investment Companies*		$4,062	$—	$—	$4,062
	Total investments in securities $	4,062	$—	$—	$4,062

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime Strategic Income Fund
Investment Companies*		$702,568	$—	$—	$702,568
	Total investments in securities $	702,568	$—	$—	$702,568

Real Estate Securities Fund
Common Stocks*		$3,085,076	$—	$—	$3,085,076
Investment Companies*		107,541	—	—	107,541
	Total investments in securities $	3,192,617	$—	$—	$3,192,617

SAM Balanced Portfolio
Investment Companies*		$4,879,908	$—	$—	$4,879,908
	Total investments in securities $	4,879,908	$—	$—	$4,879,908

SAM Conservative Balanced Portfolio
Investment Companies*		$1,761,474	$—	$—	$1,761,474
	Total investments in securities $	1,761,474	$—	$—	$1,761,474

SAM Conservative Growth Portfolio
Investment Companies*		$3,120,743	$—	$—	$3,120,743
	Total investments in securities $	3,120,743	$—	$—	$3,120,743

SAM Flexible Income Portfolio
Investment Companies*		$2,462,755	$—	$—	$2,462,755
	Total investments in securities $	2,462,755	$—	$—	$2,462,755

SAM Strategic Growth Portfolio
Investment Companies*		$1,879,627	$—	$—	$1,879,627
	Total investments in securities $	1,879,627	$—	$—	$1,879,627

Short-Term Income Fund
Bonds*		$—	$2,930,172	$—	$2,930,172
Investment Companies*		36,423	—	—	36,423
U.S. Government & Government Agency Obligations*		—	1,142	—	1,142
	Total investments in securities $	36,423	$2,931,314	$—	$2,967,737

SmallCap Fund
Common Stocks
Basic Materials		$3,692	$—	$—	$3,692
Communications		21,565	—	—	21,565
Consumer, Cyclical		82,147	—	—	82,147
Consumer, Non-cyclical		116,461	108	—	116,569
Energy		22,699	—	—	22,699
Financial		142,561	—	—	142,561
Industrial		94,577	—	—	94,577
Technology		64,025	—	—	64,025
Utilities		23,758	—	—	23,758
Investment Companies*		13,760	—	—	13,760
	Total investments in securities $	585,245	$108	$—	$585,353

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Fund I
Common Stocks
Basic Materials		$14,822	$—	$—	$14,822
Communications		96,504	—	18	96,522
Consumer, Cyclical		224,111	—	—	224,111
Consumer, Non-cyclical		382,231	235	—	382,466
Diversified		239	—	—	239
Energy		17,523	—	—	17,523
Financial		103,795	—	—	103,795
Industrial		203,577	—	—	203,577
Technology		349,357	—	—	349,357
Utilities		1,130	—	—	1,130
Investment Companies*		79,318	—	—	79,318
	Total investments in securities $	1,472,607	$235	$18	$1,472,860
Assets
Equity Contracts**
Futures		$2,947	$—	$—	$2,947

SmallCap S&P 600 Index Fund
Common Stocks*		$1,119,963	$—	$—	$1,119,963
Investment Companies*		22,343	—	—	22,343
	Total investments in securities $	1,142,306	$—	$—	$1,142,306
Assets
Equity Contracts**
Futures		$786	$—	$—	$786

SmallCap Value Fund II
Common Stocks
Basic Materials		$41,870	$—	$—	$41,870
Communications		34,340	—	198	34,538
Consumer, Cyclical		137,717	—	—	137,717
Consumer, Non-cyclical		204,683	8	—	204,691
Diversified		219	—	—	219
Energy		66,120	—	—	66,120
Financial		339,657	73	—	339,730
Government		404	—	—	404
Industrial		187,991	23	—	188,014
Technology		104,896	—	—	104,896
Utilities		49,809	—	—	49,809
Investment Companies*		70,448	—	—	70,448
	Total investments in securities $	1,238,154	$104	$198	$1,238,456
Assets
Equity Contracts**
Futures		$3,304	$—	$—	$3,304

Tax-Exempt Bond Fund
Bonds*		$—	$1,546	$—	$1,546
Municipal Bonds*		—	395,946	—	395,946
	Total investments in securities $	—	$397,492	$—	$397,492

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as
		of July 31,		Unobservable
Fund	Asset Type	2016	Valuation Technique	Input	Input Value(s)

Global Diversified Income Fund	Bonds	$46,077	Benchmark Pricing	Base Price	$0.00 - 93.00
	Bonds	9,001	Indicative Market Quotations	Broker Quote	4.84 - 101.80
	Bonds	27,100	Third Party Vendor	Broker Quote	2.65 - 100.00
	Common Stocks	136	Benchmark Pricing	Base Price	0.00 - 53,148.33
	Common Stocks	43	Third Party Vendor	Broker Quote	350.00
	Convertible Bonds	3,619	Benchmark Pricing	Base Price	99.60
	Convertible Bonds	1,393	Indicative Market Quotations	Broker Quote	20.00
	Credit Linked Structured Notes	3,250	Indicative Market Quotations	Broker Quote	0.63
	Preferred Stock	94	Third Party Vendor	Broker Quote	350.00
	Senior Floating Rate Interests	3,065	Benchmark Pricing	Base Price	0.00 - 153.18
	Senior Floating Rate Interests	20,516	Indicative Market Quotations	Broker Quote	102.58	1
		114,294

Income Fund	Bonds	16,359	Benchmark Pricing	Base Price	92.58
	Bonds	17,545	Third Party Vendor	Broker Quote	113.27

	Common Stocks	3	Indicative Market Quotations	Broker Quote	0.0045
		33,907

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

									Net Change in Unrealized
			Accrued Discounts/Premiums				Transfers		Appreciation/(Depreciation)
		Realized	and Change in Unrealized		Proceeds from	Transfers	Out of	Value July	on Investments held at July 31,
Fund	Value October 31, 2015	Gain/(Loss)	Gain/(Loss)	Purchases	Sales	into Level 3*	Level 3**	31, 2016	2016
Global Diversified Income Fund
Bonds	46,628	7	(2,628)	21,977	(114)	16,308	-	82,178	(8,457)
Common Stocks
Basic Materials	-	-	(1,557)	-	-	1,557	-	-	(1,557)
Communications	10	-	-	-	-	-	-	10	-
Consumer, Cyclical	-	-	(28)	154	-	-	-	126	(28)
Technology	-	-	(34)	-	-	77	-	43	(34)
Convertible Bonds	-	-	(2,413)	4,251	-	3,174	-	5,012	(2,510)
Credit Linked Structured
Notes	2,903	(9)	755	-	(399)	-	-	3,250	686
Preferred Stocks
Industrial	-	-	(73)	-	-	167	-	94	(73)
Senior Floating Rate
Interests	8,617	3,292	292	20,004	(7)	-	(8,617)	23,581	344
Total	58,158	3,290	(5,686)	46,386	(520)	21,283	(8,617)	114,294	(11,629)

Income Fund
Bonds	14,471	-	(65)	2,046	(10)	17,462	-	33,904	(39)
Common Stocks
Financial	5	-	(2)	-	-	-	-	3	(2)
Total	14,476	-	(67)	2,046	(10)	17,462	-	33,907	(41)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of July 31, 2016 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 09/15/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 09/15/2016

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 09/15/2016